File No. 333-164073

811-1978

Securities and Exchange Commission

Washington, D.C. 20549

Form N-4

☑	Registration Under the Securities Act of 1933

☐	Pre-Effective Amendment Number

☑	Post-Effective Amendment Number 23

And/or

☑	Registration Statement Under the Investment Company Act of 1940

☑	Amendment No. 25

Ohio National Variable Account A

(Exact Name of Registrant)

The Ohio National Life Insurance Company

(Name of Depositor)

One Financial Way

Montgomery, Ohio 45242

(Address of Depositor’s Principal Executive Offices)

(513) 794-6100

(Depositor’s Telephone Number, including Area Code)

Kimberly A. Plante, Vice President and Counsel

The Ohio National Life Insurance Company

P.O. Box 237

Cincinnati, Ohio 45201

(Name and Address of Agent for Service)

Copy to:

Chip C. Lunde

Carlton Fields

1025 Thomas Jefferson Street, NW, Suite 400 East

Washington, DC 20007-5208

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate space):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☑	on May 1, 2018 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a) of Rule 485

☐	on (date) pursuant to paragraph (a) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus

Flexible Purchase Payment

Individual Variable Annuity Contract

ONcore Xtra II

Ohio National Variable Account A

The Ohio National Life Insurance Company

One Financial Way • Montgomery, Ohio 45242 •888.925.6446

This prospectus offers variable annuity contract allowing you to accumulate values and paying you benefits on a variable and/or fixed basis. This prospectus provides information regarding the material provisions of your variable annuity contract. We may restrict the availability of this contract to certain broker-dealers. The Ohio National Life Insurance Company ("Ohio National Life") issues the contract. This contract is not currently available for sale.

Variable annuities provide Contract Value and lifetime annuity payments that vary with the investment results of the mutual funds listed later in this prospectus (“Funds”) that you choose. You cannot be sure that the Contract Value or annuity payments will equal or exceed your purchase payments. Any guarantees under the contract or optional riders that exceed the value of your interest in the separate account Ohio National Variable Account A ("VAA") are paid from our general account (not the VAA). Therefore, any amounts that we may pay under the contract in excess of your interest in the VAA are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations. The contract is not insured by the FDIC or any other agency. It is not a deposit or obligation of any bank and is not bank guaranteed.

The variable annuity contract is designed for: (1) annuity purchase plans adopted by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code, as amended, (the “Code”), qualifying for tax-deferred treatment pursuant to Section 403(b) of the Code; (2) other employee pension or profit-sharing trusts or plans qualifying for tax-deferred treatment under Section 401(a), 401(k) or 403(a) of the Code; (3) individual retirement annuities qualifying for tax-deferred treatment under Section 408 or 408A of the Code; (4) state and municipal deferred compensation plans and (5) non-tax-qualified retirement plans.

Many of the listed qualified retirement plans already benefit from tax-deferral. Therefore, your decision to fund any of the above-listed qualified retirement plans with a deferred annuity should include an assessment of the other benefits available under this annuity contract. Your exercise of contract rights may be subject to the terms of your qualified employee trust or annuity plan. This prospectus contains no information concerning your trust or plan.

The minimum initial purchase payment is $5,000 ($2,000 for IRAs). You may make additional payments of at least $500 at any time ($300 for payroll deduction plans). We may currently limit your total purchase payments for any one life to $3,000,000. We reserve the right to limit your purchase payments as described later in this prospectus. For each payment you make, we will credit an extra 4-5% (depending on your purchase payments) of that amount to your contract value. The total expenses for this contract may be higher than the expenses for a similar contract not paying an extra credit. Over time, the value of the extra credit could be more than offset by the higher charges.

You may direct the allocation of your purchase payments to one or more investment options of VAA and the Fixed Accumulation Account. Currently, your allocation of Contract Value may be to no more than 18 of the available investment options and the Fixed Accumulation Account. VAA is a separate account of Ohio National Life. The assets of VAA are invested in shares of the Funds. See page 2 for the list of available Funds. See also the accompanying prospectuses of the Funds. The Fund prospectuses might also contain information about funds that are not available for this contract.

You may revoke the contract, without penalty, within 10 days of receiving it (or a longer period if required by state law).

Keep this prospectus for future reference. It sets forth the information about VAA and the variable annuity contract that you should know before investing. Additional information about VAA has been filed with the Securities and Exchange Commission in a Statement of Additional Information (“SAI”) dated May 1, 2018. We have incorporated the SAI by reference. It is available upon request and without charge by writing or calling us at the above address. This Prospectus and the SAI can also be obtained from the SEC’s website at www.sec.gov. The table of contents for the SAI is on the back page of this prospectus.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. This prospectus is accompanied by the current Fund prospectuses.

May 1, 2018

Form 8563	1

Available Funds

Ohio National Fund, Inc.

ON Equity Portfolio

ON Bond Portfolio

ON Omni Portfolio

ON S&P 500® Index Portfolio

ON International Equity Portfolio

ON Foreign Portfolio

ON Capital Appreciation Portfolio

ON Janus Henderson Forty Portfolio

ON Janus Henderson Enterprise Portfolio

ON ClearBridge Small Cap Portfolio

ON Federated High Income Bond Portfolio

ON Federated Strategic Value Dividend Portfolio

ON Janus Henderson Venture Portfolio

ON Nasdaq-100® Index Portfolio

ON Bristol Portfolio

ON Bryton Growth Portfolio

ON ICON Balanced Portfolio

ON S&P MidCap 400® Index Portfolio

ON Bristol Growth Portfolio

ON Risk Managed Balanced Portfolio

ON Conservative Model Portfolio

ON Moderately Conservative Model Portfolio

ON Balanced Model Portfolio

ON Moderate Growth Model Portfolio

ON Growth Model Portfolio

AB Variable Products Series Fund, Inc.

AB VPS Dynamic Asset Allocation Portfolio

AB VPS Global Risk Allocation-Moderate Portfolio

AB VPS Growth & Income Portfolio

AB VPS Small Cap Growth Portfolio

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. International Growth Fund

Invesco V.I. Balanced-Risk Allocation Fund

Dreyfus Variable Investment Fund

Appreciation Portfolio

Federated Insurance Series

Federated Kaufmann Fund II

Federated Managed Volatility Fund II

Fidelity® Variable Insurance Products

Fidelity® VIP Contrafund® Portfolio

Fidelity® VIP Mid Cap Portfolio

Fidelity® VIP Growth Portfolio

Fidelity® VIP Government Money Market Portfolio

Fidelity® VIP Equity-Income Portfolio

Fidelity® VIP Real Estate Portfolio

Fidelity® VIP Target Volatility Portfolio

Franklin Templeton Variable Insurance Products Trust

Franklin Income VIP Fund

Franklin Flex Cap Growth VIP Fund

Templeton Foreign VIP Fund

Franklin Founding Funds Allocation VIP Fund

Franklin VolSmart Allocation VIP Fund

Goldman Sachs Variable Insurance Trust

Goldman Sachs Large Cap Value Fund

Goldman Sachs U.S. Equity Insights Fund

Goldman Sachs Strategic Growth Fund

Goldman Sachs Global Trends Allocation Fund

Ivy Variable Insurance Portfolios

Ivy VIP Asset Strategy

Ivy VIP Natural Resources

Ivy VIP Science and Technology

Janus Aspen Series

Janus Henderson Research Portfolio

Janus Henderson Overseas Portfolio

Janus Henderson Global Research Portfolio

Janus Henderson Balanced Portfolio

Janus Henderson U.S. Low Volatility Portfolio

Janus Henderson Flexible Bond Portfolio

JPMorgan Insurance Trust

JPMorgan Insurance Trust Mid Cap Value Portfolio

JPMorgan Insurance Trust Small Cap Core Portfolio

Lazard Retirement Series, Inc.

Lazard Retirement U.S. Small-Mid Cap Equity Portfolio

Lazard Retirement Emerging Markets Equity Portfolio

Lazard Retirement International Equity Portfolio

Lazard Retirement U.S. Strategic Equity Portfolio

Lazard Retirement Global Dynamic Multi-Asset Portfolio

Legg Mason Partners Variable Equity Trust

ClearBridge Variable Dividend Strategy Portfolio

ClearBridge Variable Large Cap Value Portfolio

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio

Legg Mason Partners Variable Income Trust

Western Asset Core Plus VIT Portfolio

MFS® Variable Insurance Trust

MFS® Mid Cap Growth Series

MFS® New Discovery Series

MFS® Total Return Series

MFS® Variable Insurance Trust II

MFS® Massachusetts Investors Growth Stock Portfolio

Morgan Stanley Variable Insurance Fund, Inc.

Morgan Stanley VIF Core Plus Fixed Income Portfolio

Morgan Stanley VIF U.S. Real Estate Portfolio

Morgan Stanley VIF Growth Portfolio

Neuberger Berman Advisers Management Trust

AMT Mid Cap Intrinsic Value Portfolio

Northern Lights Variable Trust

TOPS® Managed Risk Balanced ETF Portfolio

TOPS® Managed Risk Moderate Growth ETF Portfolio

TOPS® Managed Risk Growth ETF Portfolio

PIMCO Variable Insurance Trust

PIMCO Real Return Portfolio

PIMCO Total Return Portfolio

PIMCO Global Bond Portfolio (Unhedged)

PIMCO CommodityRealReturn® Strategy Portfolio

PIMCO Global Diversified Allocation Portfolio

PIMCO Short-Term Portfolio

PIMCO Low Duration Portfolio

The Prudential Series Fund, Inc.

Jennison Portfolio

Jennison 20/20 Focus Portfolio

Royce Capital Fund

Royce Small-Cap Portfolio

Royce Micro-Cap Portfolio

Form 8563	2

Form 8563	3

Glossary

Accumulation Units — Until annuity payments begin, your contract’s value in each subaccount is measured by accumulation units. The dollar value of each unit varies with the investment results of the subaccount’s corresponding Fund.

Annual Credit Calculation Base — The amount to which the annual credit rate is applied in the GLWB riders. The Annual Credit Calculation Base is equal to the GLWB base at the beginning of the annual credit period and is increased for additional purchase payments made since the beginning of the annual credit period.

Annuitant — A living person whose length of life determines the number and value of annuity payments to be made.

Annuity Unit — After annuity payments begin, the amount of each variable payment depends upon the value of your annuity units. The dollar value of each unit varies with the investment results of the subaccount’s corresponding Fund.

Applied for — The date the application for the annuity is signed or the electronic order is submitted to us.

Commission — The Securities and Exchange Commission.

Contract Value — Contract Value is determined by multiplying the total number of units (for each subaccount) credited to the contract by the unit value (for such subaccount) for the current valuation period and adding to that any amount in the Fixed Accumulation Account or a DCA Account.

DCA — Dollar cost averaging.

Death Benefit — The amount used solely to calculate the Death Benefit Adjustment and is not the amount paid to the beneficiary after the death of the annuitant. Death Benefit is the greatest of (i) total Contract Value, (ii) net purchase payments less pro-rata withdrawals or (iii) stepped-up Death Benefit amount if the contract has been in effect for at least 8 years, unless one of the riders added to your contract provides for a higher benefit.

Death Benefit Adjustment — The Death Benefit Adjustment is an amount added to the Contract Value to determine the Proceeds paid to the beneficiary. It represents the difference, if any, between the highest guaranteed death benefit amount and the Contract Value on the applicable calculation date as described under “Basic Death Benefit” if the Contract Value on this date is lower than the highest guaranteed death benefit amount. If the Contract Value on the applicable calculation date is higher than the highest guaranteed death benefit amount, no Death Benefit Adjustment will be made.

Free Look — A period of ten (10) or more days after receipt of the contract during which you have the right to cancel your contract and receive a refund without incurring surrender charges. The amount of the refund may equal either the amount of purchase payments or the Contract Value as of the date of cancellation, depending on applicable state law requirements. Upon such refund, the contract shall be void.

Fund — A mutual fund in which subaccount assets may be invested. See the list of “Available Funds” beginning on page 2.

GEB — The gain enhancement benefit riders offered with this contract.

GLWB — The guaranteed lifetime withdrawal benefit riders offered with this contract.

GMDB — The guaranteed minimum death benefit amount provided for by the GMDB riders offered with this contract. The Combo Death Benefit, Premium Protection, Premium Protection Plus, and 5% GMDBR80 Plus are the GMDB riders.

Good order — An instruction or request is in good order when it is received in our home office, or other place we may specify, and has such clarity and completeness that we do not have to exercise any discretion to carry out the instruction or request. We may require that the instruction or request be given in a certain form.

GPP — The guaranteed principal protection rider offered with this contract.

Notice — A written form acceptable to us, signed by you and received at our home office (the address listed on the first page of the prospectus). We have specified forms or may require specific information in writing for certain transactions, such as a surrender request. Contact us or your registered representative for more information.

Participating Spouse — One of two people upon whose life and age the benefits under the joint GLWB riders are based.

Pro rata — A pro rata adjustment means the benefit or rider base will be reduced by the same percentage that the Contract Value was reduced by a withdrawal in excess of that provided for by the contract or rider. If your Contract Value is lower than your rider base, a pro rata reduction will reduce your rider base by a greater amount than a dollar for dollar reduction would. If your Contract Value is higher than your rider base, a pro rata reduction will reduce your rider base less than a dollar for dollar reduction would.

Proceeds — The amount that the beneficiary receives if the annuitant dies before annuity payments begin.

Subaccount — A subdivision of VAA. The assets of each subaccount are invested in a corresponding available Fund.

Surrender — To redeem the contract before annuity payments begin and receive its value minus any applicable surrender charge or other charges.

Valuation Period — The period of time from one determination of variable subaccount unit and annuity unit values to their next determination. A valuation period usually ends at 4:00 p.m. Eastern time on each day the New

Form 8563	4

York Stock Exchange is open for unrestricted trading. The valuation period may end sooner to correspond to earlier closing of the New York Stock Exchange. Accumulation unit and annuity unit values for each annuity period are determined at the end of that valuation period.

VAA (Variable Account A) — A separate account of The Ohio National Life Insurance Company consisting of assets segregated from Ohio National's general assets for the purpose of funding annuity contracts whose values vary with the investment results of the separate account’s underlying Funds.

We, Us, Our — We, us and our refer to The Ohio National Life Insurance Company.

Withdraw — To receive part of the contract’s value without entirely redeeming or surrendering the contract.

You — You means the owner of the contract or the owner’s estate if the owner is deceased.

Form 8563	5

Fee Table

The following tables describe the fees and expenses you will pay when buying, owning and surrendering the contract.(1) The first table describes the fees and expenses you will pay when you buy the contract, surrender the contract, or transfer cash value between investment options (Funds)(2). State premium taxes may also be deducted if applicable.

Contract Owner Transaction Expenses	Years	Charge
Surrender Charge (generally a percentage of your total purchase payments minus all previous withdrawals)(3)	1st	9%
	2nd	8%
	3rd	7%
	4th	6%
	5th	5%
	6th	4%
	7th	3%
	8th	2%
	9th	1%
	10th and later	0%

Transfer Fee (currently no charge for the first 12 transfers each contract year)	$10
Withdrawal Fee (for withdrawals in excess of 14 per contract year; currently no charge)	The lesser of 2% of the amount withdrawn or $15
Premium Tax (charged upon annuitization, surrender or when assessed)	0.0% to 5.0% depending on state law

The next table describes the fees and expenses you will pay periodically while you own the contract, not including Fund fees and expenses.

Annual Contract Fee (no fee if your Contract Value exceeds $50,000)	$30

Separate Account Annual Expenses (as a percentage of average account value unless otherwise indicated)

Mortality and Expense Risk Charge	1.45%
Account Expense Charge	0.25%
Total Separate Account Annual Expenses (without optional added benefits)	1.70%

Optional Rider Expenses (Some of the optional riders are mutually exclusive. See the individual discussion of each rider later in the prospectus for details on the riders and the amounts upon which charges are based. Some of the optional riders, marked with an * below, are not currently offered. Please see the footnotes below.)

Rider	Maximum Charge
Annual Stepped-Up Death Benefit	0.25% of the optional death benefit amounts
Combo Death Benefit (currently 0.65% annually; assessed 0.1625% quarterly)	1.50% of the optional death benefit amount
Premium Protection or Joint Premium Protection death benefit at issue ages through 70	0.10% of the optional death benefit amount
Premium Protection or Joint Premium Protection death benefit at issue ages 71-75	0.25% of the optional death benefit amount
GEB (issue ages through 70)/(issue ages 71-75)	0.15%/0.30% of your Contract Value on the contract anniversary
GEB “Plus” (issue ages through 70)/(issue ages 71-75)	0.30%/0.60% of your Contract Value on the contract anniversary
GLWB Plus(4) (currently 1.05%)	2.00% of the GLWB Base
Joint GLWB Plus(5) (currently 1.35%)	2.50% of the GLWB Base

Form 8563	6

Rider	Maximum Charge
GPP (2012) (applied for on or after November 16, 2015) (currently 0.65%)	1.30% of your average annual guaranteed principal amount
GPP (2012) (applied for before November 16, 2015) (currently 0.45%)	0.90% of your average annual guaranteed principal amount
Premium Protection Plus or Joint Premium Protection Plus death benefit(6)* (currently 0.45%)	0.90% of the optional death benefit amount
5% GMDBR80 Plus(6)*	0.45% of the optional death benefit amounts
GLWB (2012) (6)* (currently 1.05%)	2.10% of the GLWB Base
Joint GLWB (2012) (6)* (currently 1.35%)	2.70% of the GLWB Base
GLWB (2011)(6)* (currently 0.95%)	2.00% of the GLWB Base
Joint GLWB (2011) (6)* (currently 1.20%)	2.40% of the GLWB Base
GLWB(6)* (currently 0.95%)	2.00% of the GLWB base
Joint GLWB(6)* (currently 1.05%)	2.00% of the GLWB base
GPP(6)*	0.55% of your average annual guaranteed principal amount

Summary of Maximum Contract Expenses (expenses you would pay if you elected all non-exclusive optional benefits currently available under the contract and the most expensive of mutually exclusive optional benefits)

Mortality and Expense Risk Charge	1.45%
Account Expense Charge	0.25%
Subtotal	1.70%
Joint Premium Protection death benefit at issues ages 71-75	0.25%
Joint GLWB Plus	2.50%
Maximum Possible Total Separate Account Expenses:	4.45%(7)

____________

(1) The expenses reflected below are from the period ended December 31, 2017.

(2) Some of the Funds available are structured as a “Fund of Funds.” A Fund of Funds is a mutual fund that invests primarily in a portfolio of other mutual funds. The expenses shown include the total fees and expenses of the Fund of Funds, including the acquired fund fees and expenses of such Fund of Funds.

(3) The percentage varies with the number of years from purchase payments to which values relate. See the “Surrender Charge” provision for additional information. The surrender charge may also be called a Contingent Deferred Sales Charge.

(4) Rider charge is 1.05% for riders applied for on or after May 1, 2013. For other riders, rider charge is 0.95%.

(5) Rider charge is 1.35% for riders applied for on or after May 1, 2013. For other riders, rider charge is 1.25%.

(6) No longer available for purchase. Last available purchase date depends on the state of contract issue. See your representative for more information.

(7) Note that certain riders are mutually exclusive. The following shows which riders you may not have at the same time:

If you have this rider	you cannot have this rider
GPP or GPP (2012)	Any GLWB
One of the GMDB riders	Any other GMDB rider
GLWB or Joint GLWB riders	Any other rider except the annual stepped-up death benefit
GLWB (2011) or Joint GLWB (2011)	Any other rider except the annual stepped-up death benefit, Premium Protection, or Premium Protection Plus

Form 8563	7

GLWB (2012) or Joint GLWB (2012)	Any other rider except the annual stepped-up death benefit, Premium Protection, Premium Protection Plus, or deferral credit with age requirement
GLWB Plus or Joint GLWB Plus	Any other rider except the annual stepped-up death benefit, Premium Protection, Premium Protection Plus, deferral credit without age requirements or 8 year GPP with GLWB
Combo Death Benefit rider	Any other rider

Please carefully review the rider descriptions later in this prospectus.

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time you own the contract. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.

	Minimum without waivers	Maximum without waivers
Total Annual Fund Operating Expenses as of December 31, 2017 (expenses deducted from Fund assets, including management fees, distribution (12b-1) fees and other Fund operating expenses)(1)	0.36%	2.14%

________

(1)Some of the Funds available are structured as “fund of funds.” A fund of funds is a mutual fund that invests primarily in a portfolio of other mutual funds. The expenses shown above include the total fees and expenses of the fund of funds, including the acquired fund fees and expenses of such fund of funds.

Example

These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Fund fees and expenses. The Examples do not reflect the deduction of premium taxes, typically charged upon annuitization, surrender, or when assessed. If the premium taxes were reflected, the charges would be higher.

The following Example assumes you invest $10,000 in the contract for the periods indicated. The Example also assumes your investment has a 5% return each year and assumes the maximum fees and expenses of the most expensive available Fund assuming no waivers. The Example assumes you have selected all the available optional benefits based on their mutual exclusivity and maximum cost and the costs for those benefits are based on Contract Values or the rider base amounts specified above for a contract experiencing the assumed annual investment return of 5%. The Example assumes you have purchased the Joint Premium Protection and Joint GLWB Plus riders. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$1,501	$2,829	$4,337	$8,977

(2) If you annuitize at the end of the applicable period, or if you do not surrender your contract:

1 year	3 years	5 years	10 years
$689	$2,195	$3,882	$8,977

The following Example assumes you invest $10,000 in the contract for the periods indicated. The Example also assumes your investment has a 5% return each year and assumes the minimum fees and expenses of the available Funds assuming no waivers. The Example assumes you have selected all the available optional benefits based on their mutual exclusivity and maximum cost and the costs for those benefits are based on Contract Values or the rider base amounts specified above for a contract experiencing the assumed annual investment return of 5%. The Example assumes you have purchased the Joint Premium Protection and Joint GLWB Plus riders. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$1,321	$2,286	$3,427	$7,145

Form 8563	8

(2) If you annuitize at the end of the applicable period, or if you do not surrender your contract:

1 year	3 years	5 years	10 years
$511	$1,656	$2,976	$7,145

FINANCIAL STATEMENTS

The complete financial statements of VAA and Ohio National Life, are included in the Statement of Additional Information.

ACCUMULATION UNIT VALUES

Attached as Appendix B is a table showing selected information concerning Accumulation Units for each Sub-Account for each of the last ten calendar years, or since inception if less. The Accumulation Unit values do not reflect the deduction of certain charges that are subtracted from your annuity Contract Value, such as the contract maintenance charge. A portion of the information in the table is also included in the Separate Account’s financial statements. To obtain a more complete picture of each Sub-Account’s financial status and performance, you should review the Separate Account’s financial statements which are contained in the Statement of Additional Information.

This series of variable annuity contracts began on June 28, 2010. Since then, the following changes have been made to available Funds:

January 7, 2011	ALPS Variable Insurance Trust AVS Listed Private Equity Portfolio was liquidated.
April 29, 2011

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco Van Kampen V.I. International Growth Equity Fund was merged into Invesco V.I. International Growth Fund. The Universal Institutional Funds, Inc. Morgan Stanley UIF Capital Growth Portfolio was renamed Morgan Stanley UIF Growth Portfolio.

June 21, 2011

AllianceBernstein Variable Products Series Fund, Inc. Dynamic Asset Allocation Portfolio and Northern Lights Variable Trust TOPS™ Protected Balanced ETF Portfolio, TOPS™ Protected Moderate Growth ETF Portfolio and TOPS™ Protected Growth ETF Portfolio were added.

January 1, 2012

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco V.I. Balanced-Risk Allocation Fund, Federated Insurance Series Federated Managed Volatility Fund II and Legg Mason Partners Variable Equity Trust Legg Mason Dynamic Multi-Strategy VIT Portfolio were added.

May 1, 2012

Goldman Sachs Variable Insurance Trust Goldman Sachs Global Markets Navigator Fund, Lazard Retirement Series, Inc. Lazard Retirement Multi-Asset Targeted Volatility Portfolio and PIMCO Variable Insurance Trust PIMCO Global Diversified Allocation Portfolio were added. Neuberger Berman Advisers Management Trust AMT Regency Portfolio changed its name to AMT Mid Cap Intrinsic Value Portfolio.

October 1, 2012	Janus Aspen Series Janus Aspen INTECH U.S. Low Volatility Portfolio was added.
February 20, 2013	Fidelity® Variable Insurance Products Fund Fidelity® VIP Target Volatility Portfolio was added.
May 1, 2013

Janus Aspen Series Worldwide Portfolio changed its name to Global Research Portfolio. Legg Mason Partners Equity Trust Legg Mason ClearBridge Variable Equity Income Builder Portfolio changed its name to ClearBridge Variable Equity Income Portfolio, Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio changed its name to ClearBridge Variable All Cap Value Portfolio and Legg Mason ClearBridge Variable Large Cap Value Portfolio changed its name to ClearBridge Variable Large Cap Value Portfolio.

November 1, 2013	Federated Insurance Series Federated Managed Tail Risk Fund II and PIMCO Variable Insurance Trust PIMCO Short-Term Portfolio were added.
December 20, 2013

Ohio National Fund Millennium Portfolio was reorganized into Ohio National Fund Small Cap Growth Portfolio. Ohio National Fund Target Equity/Income Portfolio was reorganized into Ohio National Fund Target VIP Portfolio. Ohio National Fund U.S. Equity Portfolio and Income Opportunity Portfolio were reorganized into Ohio National Fund Balanced Portfolio.

Form 8563	9

May 1, 2014

Franklin Templeton Variable Insurance Products Trust Flex Cap Growth Securities Fund Portfolio changed its name to Flex Cap Growth VIP Fund, Franklin Income Securities Fund changed its name to Franklin Income VIP Fund, Franklin Templeton VIP Founding Funds Allocation Funds changed its name to Franklin Founding Funds Allocation VIP Fund, and Templeton Foreign Securities Fund changed its name to Templeton Foreign VIP Fund. Goldman Sachs Variable Insurance Trust Structured U.S. Equity Fund changed its name to U.S. Equity Insights Fund. Lazard Retirement Series Lazard Retirement Multi-Asset Targeted Volatility Portfolio changed its name to Lazard Retirement Global Dynamic Multi-Asset Portfolio. Legg Mason Capital Management, LLC changed its name to ClearBridge, LLC. Ohio National Fund Risk Managed Balanced Portfolio was added.

December 5, 2014	Legg Mason Partners Variable Equity Trust ClearBridge Variable All Cap Value Portfolio reorganized into the ClearBridge Variable Large Cap Value Portfolio.
March 27, 2015	MFS® Variable Insurance Trust MFS® Investors Growth Stock Series reorganized into the MFS® Variable Insurance Trust II MFS® Massachusetts Investors Growth Stock Portfolio.
May 1, 2015

Goldman Sachs Variable Insurance Trust Goldman Sachs Global Markets Navigator Fund changed its name to Goldman Sachs Global Trends Allocation Fund. Legg Mason Partners Variable Equity Trust ClearBridge Variable Equity Income Portfolio changed its name to ClearBridge Variable Dividend Strategy Portfolio. AllianceBernstein Variable Product Series Fund, Inc. Dynamic Asset Allocation Portfolio changed its name to AB Variable Products Series Fund AB VPS Dynamic Asset Allocation Portfolio. Class 3 Shares of Northern Lights Variable Insurance Trust TOPS® Managed Risk Balanced ETF Portfolio, TOPS® Managed Risk Moderate Growth ETF Portfolio, and TOPS® Managed Risk Growth ETF Portfolio were added for contracts applied for on or after May 1, 2015 and Class 2 Shares were discontinued for such contracts. Primary Shares of Federated Insurance Series Federated Managed Tail Risk Fund II were added for contracts applied for on or after May 1, 2015 and Service Shares were discontinued for such contracts. AB Variable Products Series Fund, Inc. AB VPS Global Risk Allocation-Moderate Portfolio, Franklin Templeton Variable Insurance Products Trust Franklin VolSmart Allocation VIP Fund, Janus Aspen Series Flexible Bond Portfolio, Legg Mason Partners Variable Income Trust Western Asset Core Plus VIT Portfolio, and PIMCO Variable Insurance Trust PIMCO Low Duration Portfolio were added.

September 25, 2015	Ohio National Fund Capital Growth Portfolio changed its name to ClearBridge Small Cap Portfolio.
February 26, 2016	Fidelity® Variable Insurance Products Fund Fidelity® VIP Government Money Market Portfolio (Service Class) was added and replaced Ohio National Fund Money Market Portfolio.
May 1, 2016	AB Variable Products Series Fund, Inc. AB VPS Growth & Income Portfolio and AB VPS Small Cap Growth Portfolio were added.
December 16, 2016	Ohio National Fund Target VIP Portfolio changed its name to S&P MidCap 400® Index Portfolio.
December 19, 2016

Ivy Funds Variable Insurance Portfolios changed its name to Ivy Variable Insurance Portfolios. Ivy Variable Insurance Portfolios Ivy Funds VIP Asset Strategy changed its name to Ivy VIP Asset Strategy. Ivy Variable Insurance Portfolios Ivy Funds VIP Global Natural Resources changed its name to Ivy VIP Global Natural Resources. Ivy Variable Insurance Portfolios Ivy Funds VIP Science and Technology changed its name to Ivy VIP Science and Technology.

March 3, 2017

Ohio National Fund ON Conservative Model Portfolio, ON Moderately Conservative Model Portfolio, ON Balanced Model Portfolio, ON Moderate Growth Model Portfolio and ON Growth Model Portfolio were added.

May 1, 2017

Ohio National Fund International Portfolio changed its name to ON International Equity Portfolio. Ohio National Fund International Small-Mid Company Portfolio changed its name to ON Foreign Portfolio. Ivy Variable Insurance Portfolios Ivy VIP Global Natural Resources changed its name to Ivy VIP Natural Resources. Janus Aspen Series Janus Portfolio changed its name to Research Portfolio. The Universal Institutional Funds, Inc. changed its name to Morgan Stanley Variable Insurance Fund, Inc. Morgan Stanley Variable Insurance Fund, Inc. Morgan Stanley UIF Core Plus Fixed Income Portfolio changed its name to Morgan Stanley VIF Core Plus Fixed Income Portfolio. Morgan Stanley Variable Insurance Fund, Inc. Morgan Stanley UIF Growth Portfolio changed its name to Morgan Stanley VIF Growth Portfolio. Morgan Stanley Variable Insurance Fund, Inc. Morgan Stanley UIF U.S. Real Estate Portfolio changed its name to Morgan Stanley VIF U.S. Real Estate Portfolio.

Form 8563	10

June 5, 2017

Janus Aspen Series Research Portfolio changed its name to Janus Henderson Research Portfolio. Janus Aspen Series Overseas Portfolio changed its name to Janus Henderson Overseas Portfolio. Janus Aspen Series Global Research Portfolio changed its name to Janus Henderson Global Research Portfolio. Janus Aspen Series Balanced Portfolio changed its name to Janus Henderson Balanced Portfolio. Janus Aspen Series Janus Aspen INTECH U.S. Low Volatility Portfolio changed its name to Janus Henderson U.S. Low Volatility Portfolio. Janus Aspen Series Flexible Bond Portfolio changed its name to Janus Henderson Flexible Bond Portfolio.

November 1, 2017	Federated Insurance Series Federated Managed Tail Risk Fund II discontinued for new contracts.
May 1, 2018

Ohio National Fund ClearBridge Small Cap Portfolio changed its name to ON ClearBridge Small Cap Portfolio. Ohio National Fund Equity Portfolio changed its name to ON Equity Portfolio. Ohio National Fund Strategic Value Portfolio changed its name to ON Federated Strategic Value Dividend Portfolio. Ohio National Fund High Income Bond Portfolio changed its name to ON Federated High Income Bond Portfolio. Ohio National Fund S&P MidCap 400® Index Portfolio changed its name to ON S&P MidCap 400® Index Portfolio. Ohio National Fund Nasdaq-100® Index Portfolio changed its name to ON Nasdaq-100® Index Portfolio. Ohio National Fund S&P 500® Index Portfolio changed its name to ON S&P 500® Index Portfolio. Ohio National Fund Balanced Portfolio changed its name to ON ICON Balanced Portfolio. Ohio National Fund Aggressive Growth Portfolio changed its name to ON Janus Henderson Forty Portfolio. Ohio National Fund Small Cap Growth Portfolio changed its name to ON Janus Henderson Venture Portfolio. Ohio National Fund Capital Appreciation Portfolio changed its name to ON Capital Appreciation Portfolio. Ohio National Fund Risk Managed Balanced Portfolio changed its name to ON Risk Managed Balanced Portfolio. Ohio National Fund Bristol Portfolio changed its name to ON Bristol Portfolio. Ohio National Fund Bristol Growth Portfolio changed its name to ON Bristol Growth Portfolio. Ohio National Fund Omni Portfolio changed its name to ON Omni Portfolio. Ohio National Fund Bryton Growth Portfolio changed its name to ON Bryton Growth Portfolio. Ohio National Fund Bond Portfolio changed its name to ON Bond Portfolio. Ohio National Fund Mid Cap Opportunity Portfolio changed its name to ON Janus Henderson Enterprise Portfolio

Ohio National Life

Ohio National Life was organized under the laws of Ohio on September 9, 1909. We write life, accident and health insurance and annuities in 49 states, the District of Columbia and Puerto Rico. Currently we have assets of approximately $42 billion and equity of approximately $2.3 billion. Our home office is located at One Financial Way, Montgomery, Ohio 45242. We are a stock life insurance company ultimately owned by a mutual insurance holding company (Ohio National Mutual Holdings, Inc.). Our policyholders own the holding company.

Ohio National Life and/or its affiliates may pay certain retail broker-dealers additional compensation or reimbursement for their efforts in selling our variable contracts. Reimbursements and additional compensation are paid for the purpose of, among other things, training the broker-dealers’ registered representatives regarding the procedures for submitting business to us, internally marketing our products to their registered representatives, educating registered representatives about the benefits and options available under the variable contracts and about the benefits of variable contracts generally. These additional amounts are paid from our profits, not deducted from the contract owners’ purchase payments.

Additionally, we may compensate some broker-dealers more than others for the sale of our products. This differential compensation may be based on several factors including, but not limited to, the size of the selling broker-dealer, the amount of previous business generated by the broker-dealer and the length of time Ohio National Life has contracted with the broker-dealer for the distribution of our contracts. As with reimbursements, these payments are not deducted from contract owners’ purchase payments.

From time to time, Ohio National Life and/or its affiliates may also provide non-cash or cash compensation to certain financial institutions or their registered representatives in the form of occasional gifts, meals, tickets to events, educational conference support, special recognition support or other forms of non-cash and cash compensation as may be permitted by certain regulations applicable to broker-dealers.

We may credit additional amounts under our contracts for contracts sold to registered representatives (and their immediate families) of broker-dealers that have (i) a selling agreement with us and our principal underwriter to sell the contracts and (ii) approved the payment of the additional amount to their registered representatives. There will be no commissions paid on the sale of these contracts.

Form 8563	11

With the increased use of technologies such as the Internet, our business is potentially susceptible to operational, information security, and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events, which may include, theft, misuse, corruption or destruction of data, denial of service attacks on websites, and other operational disruptions to name a few. Cyber incidents can affect us, the underlying Funds, intermediaries, and other affiliated or third party service providers whose operations may impact your contract. While we have established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. There can be no assurance that we, the Funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.

Ohio National Variable Account A

We established VAA on August 1, 1969 as a separate account for funding variable annuity contracts. Purchase payments for the variable annuity contracts are allocated to one or more subaccounts of VAA. Currently your allocation of Contract Value may be to no more than 18 of the available subaccounts. We reserve the right to limit your allocation of Contract Value to no more than 10 of the available subaccounts. You assume all of the investment risk for Contract Value allocated to the subaccounts. You may be subject to additional restrictions on allocations if you purchase certain optional riders. Please see “Investment Restrictions for Certain Optional Riders” for more information.

Income, gains and losses, whether or not realized, from assets allocated to VAA are credited to or charged against VAA without regard to our other income, gains or losses. The assets maintained in VAA will not be charged with any liabilities arising out of any of our other business. Nevertheless, all obligations arising under the contracts, including the commitment to make annuity payments, are our general corporate obligations. Accordingly, all our assets are available to meet our obligations under the contracts. Unlike assets in VAA or other separate accounts we have established, all of our other assets may be charged with any liabilities arising out of any of our other business.

Any guarantees under the contract that exceed your Contract Value, such as those associated with the guaranteed benefit rider options or the death benefit rider options, are paid from our general account (not the separate account). Therefore, any amounts that we may pay under the contract in excess of Contract Value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations.

We reserve the right, within the law, to make additions, deletions and substitutions for the subaccounts and the portfolios available in the VAA. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of one or more of the portfolios should become inappropriate for purposes of the contract, in the judgment of our management. The new portfolio may have higher fees and charges than the existing portfolio and not all portfolios may be available to all classes of contracts. Currently, we have no intention of substituting or deleting the portfolios; however, we reserve our right to do so in the future. No substitution or deletion will be made to the contract without prior notice to you and before any necessary orders of the SEC in accordance with the 1940 Act, and your prior approval if required by law.

We also reserve the right to establish additional subaccounts, each of which would invest in shares of an investment company, with a specified investment objective. We may also eliminate one or more subaccounts if, in our sole discretion, marketing, tax or investment conditions warrant. We will not eliminate a subaccount without prior notice to you and before any necessary order of the SEC, and your prior approval if required by law. Not all subaccounts may be available to all classes of contracts.

If permitted by law, and with your prior approval if required by law, we may create new separate accounts; deregister the VAA under the 1940 Act in the event such registration is no longer required; manage the VAA under the direction of committee; or combine the VAA with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the VAA to another separate account.

VAA is registered as a unit investment trust under the Investment Company Act of 1940. The assets of the subaccounts of VAA are invested at net asset value in Fund shares. Values of other contracts not offered through this prospectus are also allocated to VAA, including some subaccounts that are not available for these contracts.

Form 8563	12

Investment Options

You may allocate your Contract Values to Funds or the Fixed Accumulation Account as described below. If you purchase certain optional riders, you may be subject to restrictions on allocations. Please see “Investment Restrictions for Certain Optional Riders” below.

Fixed Accumulation Account

The Fixed Accumulation Account guarantees a fixed return for a specified period of time and guarantees the principal against loss. We may also refer to the Fixed Accumulation Account as the Fixed Account. We reserve the right to not offer the Fixed Accumulation Account to new contracts in the future. The Fixed Accumulation Account is not registered as an investment company. Interests in it are not subject to the provisions or restrictions of federal securities laws. The staff of the Securities and Exchange Commission has not reviewed disclosures regarding it. We invest our general assets at our discretion as allowed by Ohio law.

The Fixed Accumulation Account is a subset of our general account. The general account consists of all of our general assets other than those allocated to a separate account. If the Fixed Accumulation Account is available on your contract, you may allocate purchase payments and Contract Value between the Fixed Accumulation Account and the Funds, subject to certain restrictions described below. There might be periods when we will not make the Fixed Accumulation Account available on new contracts.

The amount of investment income allocated to the contracts varies from year to year at our sole discretion. However, we guarantee that we will credit interest at a rate of not less than the minimum rate required by the applicable non-forfeiture law in the state where your contract was issued to Contract Values allocated to the Fixed Accumulation Account. We may credit interest at a rate in excess of the guaranteed minimum interest rate allowed by state law, but any such excess interest credit will be in our sole discretion.

We guarantee that, before annuity payments begin, the value of a contract in the Fixed Accumulation Account will never be less than:

• the amount of purchase payments allocated to, and transfers into, the Fixed Accumulation Account, plus

• interest credited at a rate declared by us for each year compounded annually, plus

• any additional excess interest we may credit to guaranteed values, minus

• any withdrawals and transfers from the guaranteed values, minus

• any surrender charge on withdrawals, state premium taxes, transfer fees, and the portion of the $30 annual contract administration charge allocable to the Fixed Accumulation Account.

No deductions are made from the Fixed Accumulation Account for Account Expense Charges or Mortality and Expense Risk Charges. Insurance risk charges for optional benefit riders are taken pro rata from the Fixed Accumulation Account and variable subaccounts.

Other than pursuant to a DCA (scheduled transfer) or portfolio rebalancing program, we may restrict transfers of your Fixed Accumulation Account value during a contract year to not more than 20% of that value as of the beginning of a contract year (or $1,000, if greater). As provided by state law, we may defer the payment of amounts to be withdrawn from the Fixed Accumulation Account for up to six months from the date we receive your written request for withdrawal.

The Funds

The Funds are mutual funds registered under the Investment Company Act 1940. Fund shares are sold only to insurance company separate accounts to fund variable annuity contracts and variable life insurance policies and, in some cases, to qualified plans. The value of each Fund’s investments fluctuates daily and is subject to the risk that Fund management may not anticipate or make changes necessary in the investments to meet changes in economic conditions.

The Funds receive investment advice from their investment advisers. The Funds pay each of the investment advisers a fee as shown in the prospectus for each Fund. In some cases, the investment adviser pays part of its fee to a subadviser.

Ohio National Life and our affiliates may receive payments from the underlying Portfolios, their advisers, subadvisers, distributors, or affiliates thereof, in connection with certain administrative, marketing and other support services provided by us and expenses incurred in offering and selling our variable annuity products. While only certain types of payments are made in connection with your particular contract, all such payments may influence decisions made by Ohio National Life and our affiliates regarding products we offer, including your contract.

Form 8563	13

Ohio National Life receives Rule 12b-1 fees which compensate our affiliate, Ohio National Equities, Inc. for distribution and administrative services (including recordkeeping services and mailing prospectuses and reports to contract owners invested in the Portfolios). These fees are paid by the underlying Portfolio out of each Portfolio’s assets and are therefore borne by contract owners. We also receive “revenue sharing” payments from advisers of the underlying Portfolios or their affiliates (not the Portfolios), which compensate us for administrative services. The maximum combined 12b-1 fees and revenue sharing payments we receive with respect to a Portfolio are equal to an annual rate of 0.55% of the average assets allocated to the Portfolio under the contract.

Some of the Funds are structured as a “Fund of Funds.” A Fund of Funds is a mutual fund that invests primarily in a portfolio of other mutual funds. Because a Fund of Funds invests in other mutual funds rather than individual securities, the Fund of Funds bears a proportionate share of expenses charged by the underlying funds in which it invests. Therefore, a Fund of Funds may have higher expenses than direct investments in the underlying Funds. You should read the Fund prospectuses carefully for more information.

For additional information concerning the Funds, including their fees, expenses and investment objectives, see the Fund prospectuses. Read them carefully before investing. They may contain information about other funds that are not available as investment options for these contracts. You cannot be sure that any Fund will achieve its stated objectives and policies. For a free copy of the Fund prospectuses, call 888.925.6446.

Periodically some of the Funds may be closed to future allocation of purchase payments. This may be at the request of the Fund or based on a decision made by us. Advance written notice will be given to contract owners prior to any such closure.

The investment policies, objectives and/or names of some of the Funds may be similar to those of other investment companies managed by the same investment adviser or subadviser. However, similar funds often do not have comparable investment performance. The investment results of the Funds may be higher or lower than those of the other funds.

We reserve the right, within the law, to make additions, deletions and substitutions for the subaccounts and the portfolios available in the VAA. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of one or more of the portfolios should become inappropriate for purposes of the contract, in the judgment of our management. The new portfolio may have higher fees and charges than the existing portfolio and not all portfolios may be available to all classes of contracts. Currently, we have no intention of substituting or deleting the portfolios; however, we reserve our right to do so in the future. No substitution or deletion will be made to the contract without prior notice to you and before any necessary orders of the SEC in accordance with the 1940 Act, and your prior approval if required by law.

We also reserve the right to establish additional subaccounts, each of which would invest in shares of an investment company, with a specified investment objective. We may also eliminate one of more subacccounts if, in our sole discretion, marketing, tax or investment conditions warrant. We will not eliminate a subaccount without prior notice to you and before any necessary order of the SEC, and your prior approval if required by law. Not all subaccounts may be available to all classes of contracts.

If permitted by law, and with your prior approval if required by law, we may create new separate accounts; deregister the VAA under the 1940 Act in the event such registration is no longer required; manage the VAA under the direction of committee; or combine the VAA with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the VAA to another separate account.

Available Funds

The investment adviser for Ohio National Fund, Inc. is its affiliate, Ohio National Investments, Inc. Subadvisers for certain portfolios are shown below in parentheses.

Ohio National Fund, Inc.	Investment Adviser (Subadviser)

ON Conservative Model Portfolio(1) ON Moderately Conservative Model Portfolio(1) ON Balanced Model Portfolio(1) ON Moderate Growth Model Portfolio(1) ON Growth Model Portfolio(1) ON Equity Portfolio	Ohio National Investments, Inc. Ohio National Investments, Inc. Ohio National Investments, Inc. Ohio National Investments, Inc. Ohio National Investments, Inc. (ClearBridge, LLC)
ON Bond Portfolio	Ohio National Investments, Inc.
ON Omni Portfolio (an asset allocation portfolio)	(Suffolk Capital Management, LLC)
ON S&P 500® Index Portfolio	(Geode Capital Management, LLC)

ON International Equity Portfolio	(Lazard Asset Management LLC)
ON Foreign Portfolio	(Templeton Global Advisors Limited)

ON Capital Appreciation Portfolio	(Jennison Associates LLC)

Form 8563	14

ON Janus Henderson Forty Portfolio (domestic/foreign equity securities)	(Janus Capital Management LLC)
ON Janus Henderson Enterprise Portfolio (mid cap equity securities)	(Janus Capital Management LLC)
ON ClearBridge Small Cap Portfolio	(ClearBridge, LLC)
ON Federated High Income Bond Portfolio	(Federated Investment Management Company)
ON Federated Strategic Value Dividend Portfolio	(Federated Equity Management Company of Pennsylvania)
ON Janus Henderson Venture Portfolio (small cap stocks)	(Janus Capital Management LLC)
ON Nasdaq-100® Index Portfolio	(Geode Capital Management, LLC)
ON Bristol Portfolio (large cap stocks)	(Suffolk Capital Management, LLC)
ON Bryton Growth Portfolio (small/mid cap stocks)	(Suffolk Capital Management, LLC)
ON ICON Balanced Portfolio	(ICON Advisers, Inc.)
ON S&P MidCap 400® Index Portfolio	(Geode Capital Management, LLC)
ON Bristol Growth Portfolio	(Suffolk Capital Management, LLC)
ON Risk Managed Balanced Portfolio	(Janus Capital Management LLC; AnchorPath Financial, LLC)

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)
Invesco V.I. International Growth Fund Invesco V.I. Balanced-Risk Allocation Fund	Invesco Advisers, Inc. Invesco Advisers, Inc.

AB Variable Products Series Fund, Inc. (Class B)
AB VPS Dynamic Asset Allocation Portfolio(1) AB VPS Global Risk Allocation-Moderate Portfolio AB VPS Growth & Income Portfolio AB VPS Small Cap Growth Portfolio	AllianceBernstein L.P. AllianceBernstein L.P. AllianceBernstein L.P. AllianceBernstein L.P.

Dreyfus Variable Investment Fund (Service Shares)
Appreciation Portfolio	(Fayez Sarofim & Co.)
Federated Insurance Series
Federated Kaufmann Fund II (multi cap growth)(Service Shares)	(Federated Global Investment Management Corp.)

Federated Managed Volatility Fund II (Primary Shares)	Federated Global Investment Management Corp., Federated Investment Management Company and Federated Equity Management Company of Pennsylvania

Fidelity® Variable Insurance Products
Fidelity® VIP Contrafund® Portfolio (a value fund)(Service Class 2)	Fidelity Management & Research Company
Fidelity® VIP Mid Cap Portfolio (Service Class 2)	Fidelity Management & Research Company
Fidelity® VIP Growth Portfolio (Service Class 2)	Fidelity Management & Research Company
Fidelity® VIP Government Money Market Portfolio (Service Class)	(Fidelity Investments Money Management, Inc.)
Fidelity® VIP Equity-Income Portfolio (Service Class 2)	Fidelity Management & Research Company
Fidelity® VIP Real Estate Portfolio (Service Class 2)	Fidelity SelectCo, LLC
Fidelity® VIP Target Volatility Portfolio (Service Class 2)(1)	Fidelity Management & Research Company
Franklin Templeton Variable Insurance Products Trust
Franklin Income VIP Fund (Class 4)	Franklin Advisers, Inc.
Franklin Flex Cap Growth VIP Fund (Class 4)	Franklin Advisers, Inc.
Templeton Foreign VIP Fund (Class 4)	Templeton Investment Counsel, LLC
Franklin Founding Funds Allocation VIP Fund (Class 4) (1) Franklin VolSmart Allocation VIP Fund (Class 5)	Franklin Templeton Services, LLC(3) Franklin Advisers, Inc.
Goldman Sachs Variable Insurance Trust (Service Shares)
Goldman Sachs Large Cap Value Fund	Goldman Sachs Asset Management, L.P.
Goldman Sachs U.S. Equity Insights Fund	Goldman Sachs Asset Management, L.P.
Goldman Sachs Strategic Growth Fund	Goldman Sachs Asset Management, L.P.
Goldman Sachs Global Trends Allocation Fund	Goldman Sachs Asset Management, L.P.

Ivy Variable Insurance Portfolios (Class II)

Ivy VIP Asset Strategy	Ivy Investment Management Company

Form 8563	15

Ivy VIP Natural Resources	Ivy Investment Management Company
Ivy VIP Science and Technology	Ivy Investment Management Company

Janus Aspen Series (Service Shares)
Janus Henderson Research Portfolio (formerly Janus Portfolio)	Janus Capital Management LLC
Janus Henderson Overseas Portfolio	Janus Capital Management LLC
Janus Henderson Global Research Portfolio	Janus Capital Management LLC
Janus Henderson Balanced Portfolio	Janus Capital Management LLC
Janus Henderson U.S. Low Volatility Portfolio	(Intech Investment Management LLC)
Janus Henderson Flexible Bond Portfolio	Janus Capital Management LLC

JPMorgan Insurance Trust (Class I)
JPMorgan Insurance Trust Mid Cap Value Portfolio	J.P. Morgan Investment Management Inc.
JPMorgan Insurance Trust Small Cap Core Portfolio	J.P. Morgan Investment Management Inc.

Lazard Retirement Series, Inc. (Service Shares)
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio	Lazard Asset Management LLC
Lazard Retirement Emerging Markets Equity Portfolio	Lazard Asset Management LLC
Lazard Retirement International Equity Portfolio	Lazard Asset Management LLC
Lazard Retirement U.S. Strategic Equity Portfolio	Lazard Asset Management LLC

Lazard Retirement Global Dynamic Multi-Asset Portfolio	Lazard Asset Management LLC

Legg Mason Partners Variable Equity Trust (Class I Shares)
ClearBridge Variable Dividend Strategy Portfolio	(ClearBridge Investments, LLC)
ClearBridge Variable Large Cap Value Portfolio	(ClearBridge Investments, LLC)
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio(1)	(QS Investors, LLC and Western Asset Management Company)

Legg Mason Partners Variable Income Trust (Class II Shares)
Western Asset Core Plus VIT Portfolio	(Western Asset Management Company, Western Asset Management Company Limited, Western Asset Management Company Ltd., Western Asset Management Company Pte Ltd.)

MFS® Variable Insurance Trust (Service Class)
MFS® Mid Cap Growth Series	Massachusetts Financial Services Company
MFS® New Discovery Series (small cap growth)	Massachusetts Financial Services Company
MFS® Total Return Series	Massachusetts Financial Services Company
MFS® Variable Insurance Trust II (Service Class)
MFS® Massachusetts Investors Growth Stock Portfolio	Massachusetts Financial Services Company
Morgan Stanley Variable Insurance Fund, Inc. (Class II)
Morgan Stanley VIF Core Plus Fixed Income Portfolio (an income fund)	Morgan Stanley Investment Management Inc.
Morgan Stanley VIF U.S. Real Estate Portfolio	Morgan Stanley Investment Management Inc.
Morgan Stanley VIF Growth Portfolio	Morgan Stanley Investment Management Inc.
Neuberger Berman Advisers Management Trust (S Class Shares)
AMT Mid Cap Intrinsic Value Portfolio	Neuberger Berman Investment Advisers LLC

Northern Lights Variable Trust (Class 3 Shares)(4)
TOPS® Managed Risk Balanced ETF Portfolio(1)	(Milliman Financial Risk Management LLC)
TOPS® Managed Risk Moderate Growth ETF Portfolio(1)	(Milliman Financial Risk Management LLC)
TOPS® Managed Risk Growth ETF Portfolio(1)	(Milliman Financial Risk Management LLC)

Form 8563	16

PIMCO Variable Insurance Trust (Administrative Share Class)
PIMCO Real Return Portfolio	Pacific Investment Management Company LLC
PIMCO Total Return Portfolio	Pacific Investment Management Company LLC
PIMCO Global Bond Portfolio (Unhedged)	Pacific Investment Management Company LLC
PIMCO CommodityRealReturn® Strategy Portfolio	Pacific Investment Management Company LLC
PIMCO Global Diversified Allocation Portfolio(1) PIMCO Short-Term Portfolio	Pacific Investment Management Company LLC Pacific Investment Management Company LLC
PIMCO Low Duration Portfolio	Pacific Investment Management Company LLC
The Prudential Series Fund, Inc. (Class II Shares)
Jennison Portfolio (a growth stock fund)	(Jennison Associates LLC)
Jennison 20/20 Focus Portfolio (a value and growth fund)	(Jennison Associates LLC)
Royce Capital Fund (Investment Class Shares)
Royce Small-Cap Portfolio	Royce & Associates, LLC
Royce Micro-Cap Portfolio	Royce & Associates, LLC

____________

(1)  This fund is structured as a “Fund of Funds.” Because a Fund of Funds invests in other mutual funds and bears a proportionate share of expenses charged by the underlying funds, it may have higher expenses than direct investments in the underlying funds.

(2) Primary Shares for contracts applied for on or after May 1, 2015. Service Shares for contracts applied for before May 1, 2015.

(3) Franklin Templeton Services, LLC is the administrator for Franklin Templeton VIP Founding Funds Allocation Fund, which invests in shares of other series of Franklin Templeton Variable Insurance Products Trust. The advisers of the underlying funds are Franklin Advisers, Inc., Franklin Mutual Advisers, LLC and Templeton Global Advisors, Limited.

(4) Class 3 Shares for contracts applied for on or after May 1, 2015. Class 2 Shares for contracts applied for before May 1, 2015.

Investment Restrictions for Certain Optional Riders

Certain riders available with this contract require you to allocate your purchase payments and Contract Value in accordance with restrictions described in this section. For more information on a particular rider, please see the rider description later in this prospectus.

GLWB Plus and GPP (2012)

Beginning May 1, 2017, for any GLWB or GPP (2012) riders applied for on or after October 1, 2012, your purchase payments and Contract Value must be allocated in accordance with the restrictions specified below. The revised investment restrictions will apply to new purchases of one of these riders, future purchase payments and transfer requests. If you purchased one of these riders prior to May 1, 2017 and you do not make any additional purchase payments or transfer requests after the change in investment restrictions, the revised investment restrictions will not apply to you. The Fixed Accumulation Account is not an available investment option with any GLWB or GPP (2012) riders applied for on or after October 1, 2012. Your purchase payments and Contract Value must be allocated in compliance with the restrictions specified below:

(1) at least 25% must be allocated to investment options included in Category 1; provided, however, that you may not allocate more than 50% of your total purchase payments or Contract Value to any one investment option within Category 1; and

(2) no more than 75% may be allocated to investment options included in Category 2; provided, however, that you may not allocate more than 25% of your total purchase payments or Contract Value to any one investment option within Category 2.

The investment options available in each Category for any GLWB or GPP (2012) riders applied for on or after October 1, 2012 are:

Form 8563	17

INVESTMENT OPTIONS

CATEGORY 1

Ohio National Fund, Inc.

ON Risk Managed Balanced Portfolio

AB Variable Product Series Fund, Inc.

AB VPS Global Risk Allocation-Moderate Portfolio

Franklin Templeton Variable Insurance Products Trust

Franklin VolSmart Allocation VIP Fund

Legg Mason Partners Variable Equity Trust

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio

Northern Lights Variable Trust

TOPS® Managed Risk Balanced ETF Portfolio

TOPS® Managed Risk Moderate Growth ETF Portfolio

PIMCO Variable Insurance Trust

PIMCO Global Diversified Allocation Portfolio

CATEGORY 2

Ohio National Fund, Inc.

ON ICON Balanced Portfolio

ON Balanced Model Portfolio

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. Balanced-Risk Allocation Fund

AB Variable Products Series Fund, Inc.

AB VPS Dynamic Asset Allocation Portfolio

Federated Insurance Series

Federated Managed Volatility Fund II

Fidelity® Variable Insurance Products

Fidelity® VIP Target Volatility Portfolio

Goldman Sachs Variable Insurance Trust

Goldman Sachs Global Trends Allocation Fund

Janus Aspen Series

Janus Henderson U.S. Low Volatility Portfolio

Janus Henderson Balanced Portfolio

Lazard Retirement Series, Inc.

Lazard Retirement Global Dynamic Multi-Asset Portfolio

MFS® Variable Insurance Trust

MFS® Total Return Series

Northern Lights Variable Trust

TOPS® Managed Risk Growth ETF Portfolio

Beginning March 3, 2017, if you applied for the GLWB Plus, Joint GLWB Plus or GPP (2012) before October 1, 2012, your purchase payments and Contract Value must be allocated in accordance with the restrictions specified below. The revised investment restrictions will apply to future purchase payments and transfer requests. If you do not make any additional purchase payments or transfer requests after the change in investment restrictions, the revised investment restrictions will not apply to you. The Fixed Accumulation Account is not an available investment option with the GLWB Plus, Joint GLWB Plus or GPP (2012) applied for before October 1, 2012. Your purchase payments and Contract Value must be allocated in compliance with the restrictions specified below:

(1) at least 50% must be allocated to investment options included in Category 1; and

(2) no more than 50% may be allocated to investment options included in Category 2.

The investment options available in each Category if you applied for the GLWB Plus, Joint GLWB Plus or GPP (2012) before October 1, 2012 are:

INVESTMENT OPTIONS

CATEGORY 1	Legg Mason Partners Variable Equity Trust QS Legg Mason Dynamic Multi-Strategy VIT Portfolio PIMCO Variable Insurance Trust PIMCO Global Diversified Allocation Portfolio	Northern Lights Variable Trust TOPS® Managed Risk Balanced ETF Portfolio TOPS® Managed Risk Moderate Growth ETF Portfolio TOPS® Managed Risk Growth ETF Portfolio

CATEGORY 2

Ohio National Fund, Inc.

ON ICON Balanced Portfolio

ON Risk Managed Balanced Portfolio

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. Balanced-Risk Allocation Fund

AB Variable Products Series Fund, Inc.

AB VPS Dynamic Asset Allocation Portfolio

AB VPS Global Risk Allocation-Moderate Portfolio

Federated Insurance Series

Federated Managed Volatility Fund II

Fidelity® Variable Insurance Products

Fidelity® VIP Target Volatility Portfolio

Franklin Templeton Variable Insurance Products Trust

Franklin VolSmart Allocation VIP Fund

Goldman Sachs Variable Insurance Trust

Goldman Sachs Global Trends Allocation Fund

Janus Aspen Series

Janus Henderson U.S. Low Volatility Portfolio

Lazard Retirement Series, Inc.

Lazard Retirement Global Dynamic Multi-Asset Portfolio

Form 8563	18

GLWB (2012), GLWB (2011) and GLWB

Beginning March 3, 2017, if you selected the GLWB (2012), Joint GLWB (2012), GLWB (2011), Joint GLWB (2011), GLWB or Joint GLWB, your purchase payments and Contract Value must be allocated in accordance with the restrictions specified below. The revised investment restrictions will apply to future purchase payments and transfer requests. If you do not make any additional purchase payments or transfer requests after the change in investment restrictions, the new investment restrictions will not apply to you. The Fixed Accumulation Account is not an available investment option with the GLWB (2012), Joint GLWB (2012), GLWB (2011), Joint GLWB (2011), GLWB or Joint GLWB. Your purchase payments and Contract Value must be allocated in compliance with (1) or (2) specified below:

(1) 100% must be allocated to one of the following portfolios: ON Moderately Conservative Model Portfolio, ON Balanced Model Portfolio or ON Moderate Growth Model Portfolio.

or

(2)  (a) at least 30% must, but no more than 60% may, be allocated to investment options included in Category 1;

(b) no more than 70% may be allocated to investment options included in Category 2;

(c) no more than 25% may be allocated to investment options included in Category 3; and

(d) no more than 15% may be allocated to investment options included in Category 4.

The investment options available for the GLWB (2012), Joint GLWB (2012), GLWB (2011), Joint GLWB (2011), GLWB or Joint GLWB are:

INVESTMENT OPTIONS

CATEGORY 1

Ohio National Fund, Inc.

ON Bond Portfolio

Fidelity® Variable Insurance Products

Fidelity® VIP Government Money Market Portfolio

Janus Aspen Series

Janus Henderson Flexible Bond Portfolio

Legg Mason Partners Variable Income Trust

Western Asset Core Plus VIT Portfolio

PIMCO Variable Insurance Trust

PIMCO Real Return Portfolio

PIMCO Total Return Portfolio

PIMCO Short-Term Portfolio

PIMCO Low Duration Portfolio

Morgan Stanley Variable Insurance Fund, Inc.

Morgan Stanley VIF Core Plus Fixed Income Portfolio

Form 8563	19

CATEGORY 2

Ohio National Fund, Inc.

ON Equity Portfolio

ON Omni Portfolio

ON S&P 500® Index Portfolio

ON Federated Strategic Value Dividend Portfolio

ON Nasdaq-100® Index Portfolio

ON Bristol Portfolio

ON Bristol Growth Portfolio

ON ICON Balanced Portfolio

ON S&P MidCap 400® Index Portfolio

ON Risk Managed Balanced Portfolio

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. Balanced-Risk Allocation Fund

AB Variable Products Series Fund, Inc.

AB VPS Dynamic Asset Allocation Portfolio

AB VPS Global Risk Allocation-Moderate Portfolio

AB VPS Growth & Income Portfolio

Dreyfus Variable Investment Fund

Appreciation Portfolio

Federated Insurance Series

Federated Managed Volatility Fund II

Fidelity® Variable Insurance Products

Fidelity® VIP Contrafund® Portfolio

Fidelity® VIP Growth Portfolio

Fidelity® VIP Equity-Income Portfolio

Fidelity® VIP Target Volatility Portfolio

Franklin Templeton Variable
Insurance Products Trust

Franklin Income VIP Fund

Franklin Flex Cap Growth VIP Fund

Franklin Founding Funds Allocation VIP Fund

Templeton Foreign VIP Fund

Franklin VolSmart Allocation VIP Fund

Goldman Sachs Variable Insurance Trust

Goldman Sachs Large Cap Value Fund

Goldman Sachs U.S. Equity Insights Fund

Goldman Sachs Strategic Growth Fund

Goldman Sachs Global Trends Allocation Fund

Ivy Variable Insurance Portfolios

Ivy VIP Asset Strategy

Janus Aspen Series

Janus Henderson Research Portfolio

Janus Henderson Balanced Portfolio

Janus Henderson U.S. Low Volatility Portfolio

Lazard Retirement Series, Inc.

Lazard Retirement U.S. Strategic Equity Portfolio

Lazard Retirement Global Dynamic Multi-Asset Portfolio

Legg Mason Partners Variable Equity Trust

ClearBridge Variable Dividend Strategy Portfolio

ClearBridge Variable Large Cap Value Portfolio

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio

MFS® Variable Insurance Trust

MFS® Total Return Series

MFS® Variable Insurance Trust II

MFS® Massachusetts Investors Growth Stock Portfolio

Northern Lights Variable Trust

TOPS® Managed Risk Balanced ETF Portfolio

TOPS® Managed Risk Moderate Growth ETF Portfolio

TOPS® Managed Risk Growth ETF Portfolio

PIMCO Variable Insurance Trust

PIMCO Global Bond Portfolio (Unhedged)

PIMCO Global Diversified Allocation Portfolio

The Prudential Series Fund, Inc.

Jennison Portfolio

Jennison 20/20 Focus Portfolio

Morgan Stanley Variable Insurance Fund, Inc.

Morgan Stanley VIF Growth Portfolio

CATEGORY 3

Ohio National Fund, Inc.

ON International Equity Portfolio

ON Janus Henderson Forty Portfolio

ON Federated High Income Bond Portfolio

ON Capital Appreciation Portfolio

ON Janus Henderson Enterprise Portfolio

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. International Growth Fund

Federated Insurance Series

Federated Kaufmann Fund II

Fidelity® Variable Insurance Products

Fidelity® VIP Mid Cap Portfolio

JPMorgan Insurance Trust

JPMorgan Insurance Trust Mid Cap Value Portfolio

Janus Aspen Series

Janus Henderson Overseas Portfolio

Janus Henderson Global Research Portfolio

Lazard Retirement Series, Inc.

Lazard Retirement International Equity Portfolio

MFS® Variable Insurance Trust

MFS® Mid Cap Growth Series

Neuberger Berman Advisers Management Trust

AMT Mid Cap Intrinsic Value Portfolio

Form 8563	20

CATEGORY 4

Ohio National Fund, Inc.

ON Foreign Portfolio

ON ClearBridge Small Cap Portfolio

ON Janus Henderson Venture Portfolio

ON Bryton Growth Portfolio

AB Variable Products Series Fund, Inc.

AB VPS Small Cap Growth Portfolio

Fidelity® Variable Insurance Products

Fidelity® VIP Real Estate Portfolio

Ivy Variable Insurance Portfolios

Ivy VIP Natural Resources

Ivy VIP Science and Technology

JPMorgan Insurance Trust

JPMorgan Insurance Trust Small Cap Core Portfolio

Lazard Retirement Series, Inc.

Lazard Retirement U.S. Small-Mid Cap Equity Portfolio

Lazard Retirement Emerging Markets Equity Portfolio

MFS® Variable Insurance Trust

MFS® New Discovery Series

PIMCO Variable Insurance Trust

PIMCO CommodityRealReturn® Strategy Portfolio

Royce Capital Fund

Royce Micro-Cap Portfolio

Royce Small-Cap Portfolio

Morgan Stanley Variable Insurance Fund, Inc.

Morgan Stanley VIF U.S. Real Estate Portfolio

Combo Death Benefit

If you select the Combo Death Benefit Rider, your purchase payments and Contract Value must be allocated in accordance with the restrictions specified below.

(1) at least 25% must, but no more than 50% may, be allocated to investment options included in Category 1;

(2) no more than 75% may be allocated to investment options included in Category 2;

(3) no more than 25% may be allocated to investment options included in Category 3; and

(4) no more than 10% may be allocated to investment options included in Category 4.

The investment options available for the Combo Death Benefit in each Category are:

INVESTMENT OPTIONS

CATEGORY 1

Ohio National Fund, Inc.

ON Bond Portfolio

Fidelity® Variable Insurance Products

Fidelity® VIP Government Money Market Portfolio

Janus Aspen Series

Janus Henderson Flexible Bond Portfolio

Legg Mason Partners Variable Income Trust

Western Asset Core Plus VIT Portfolio

PIMCO Variable Insurance Trust

PIMCO Total Return Portfolio

PIMCO Real Return Portfolio

PIMCO Short-Term Portfolio

PIMCO Low Duration Portfolio

Morgan Stanley Variable Insurance Fund, Inc.

Morgan Stanley VIF Core Plus Fixed Income Portfolio

Form 8563	21

CATEGORY 2

Ohio National Fund, Inc.

ON Omni Portfolio

ON S&P 500® Index Portfolio

ON Federated Strategic Value Dividend Portfolio

ON Capital Appreciation Portfolio

ON Janus Henderson Enterprise Portfolio

ON Bristol Growth Portfolio

ON ICON Balanced Portfolio

ON S&P MidCap 400® Index Portfolio

ON Risk Managed Balanced Portfolio

ON Conservative Model Portfolio

ON Moderately Conservative Model Portfolio

ON Balanced Model Portfolio

ON Moderate Growth Model Portfolio

ON Growth Model Portfolio

AB Variable Products Series Fund, Inc.

AB VPS Dynamic Asset Allocation Portfolio

AB VPS Growth & Income Portfolio

AB VPS Global Risk Allocation-Moderate Portfolio

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. Balanced-Risk Allocation Fund

Dreyfus Variable Investment Fund

Appreciation Portfolio

Federated Insurance Series

Federated Managed Volatility Fund II

Fidelity® Variable Insurance Products

Fidelity® VIP Contrafund® Portfolio

Fidelity® VIP Growth Portfolio

Fidelity® VIP Equity-Income Portfolio

Fidelity® VIP Target Volatility Portfolio

Franklin Templeton Variable
Insurance Products Trust

Franklin Income VIP Fund

Franklin Founding Funds Allocation VIP Fund

Franklin VolSmart Allocation VIP Fund

Goldman Sachs Variable Insurance Trust

Goldman Sachs Large Cap Value Fund

Goldman Sachs U.S. Equity Insights Fund

Goldman Sachs Strategic Growth Fund

Janus Aspen Series

Janus Henderson Research Portfolio

Janus Henderson Balanced Portfolio

Janus Henderson U.S. Low Volatility Portfolio

Janus Henderson Global Research Portfolio

JPMorgan Insurance Trust

JPMorgan Insurance Trust Mid Cap Value Portfolio

Lazard Retirement Series, Inc.

Lazard Retirement U.S. Strategic Equity Portfolio

Lazard Retirement Global Dynamic Multi-Asset Portfolio

Legg Mason Partners Variable Equity Trust

ClearBridge Variable Dividend Strategy Portfolio

ClearBridge Variable Large Cap Value Portfolio

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio

MFS® Variable Insurance Trust

MFS® Total Return Series

MFS® Variable Insurance Trust II

MFS® Massachusetts Investors Growth Stock Portfolio

Neuberger Berman Advisers Management Trust

AMT Mid Cap Intrinsic Value Portfolio

Northern Lights Variable Trust

TOPS® Managed Risk Balanced ETF Portfolio

TOPS® Managed Risk Moderate Growth ETF Portfolio

TOPS® Managed Risk Growth ETF Portfolio

PIMCO Variable Insurance Trust

PIMCO Global Diversified Allocation Portfolio

Form 8563	22

CATEGORY 3

Ohio National Fund, Inc.

ON Equity Portfolio

ON Foreign Portfolio

ON Janus Henderson Venture Portfolio

ON Nasdaq-100® Index Portfolio

ON Bristol Portfolio

ON Janus Henderson Forty Portfolio

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. International Growth Fund

Federated Insurance Series

Federated Kaufmann Fund II

Fidelity® Variable Insurance Products

Fidelity® VIP Mid Cap Portfolio

Franklin Templeton Variable
Insurance Products Trust

Franklin Flex Cap Growth VIP Fund

Templeton Foreign VIP Fund

Goldman Sachs Variable Insurance Trust

Goldman Sachs Global Trends Allocation Fund

Ivy Variable Insurance Portfolios

Ivy VIP Asset Strategy

Ivy VIP Science and Technology

JPMorgan Insurance Trust

JPMorgan Insurance Trust Small Cap Core Portfolio

Lazard Retirement Series, Inc.

Lazard Retirement International Equity Portfolio

Lazard Retirement U.S. Small-Mid Cap Equity Portfolio

MFS® Variable Insurance Trust

MFS® Mid Cap Growth Series

The Prudential Series Fund, Inc.

Jennison Portfolio

Jennison 20/20 Focus Portfolio

Royce Capital Fund

Royce Micro-Cap Portfolio

Royce Small-Cap Portfolio

Morgan Stanley Variable Insurance Fund, Inc.

Morgan Stanley VIF Growth Portfolio

CATEGORY 4

Ohio National Fund, Inc.

ON International Equity Portfolio

ON ClearBridge Small Cap Portfolio

ON Federated High Income Bond Portfolio

ON Bryton Growth Portfolio

AB Variable Products Series Fund, Inc.

AB VPS Small Cap Growth Portfolio

Fidelity® Variable Insurance Products

Fidelity® VIP Real Estate Portfolio

Ivy Variable Insurance Portfolios

Ivy VIP Natural Resources

Janus Aspen Series

Janus Henderson Overseas Portfolio

Lazard Retirement Series, Inc.

Lazard Retirement Emerging Markets Equity Portfolio

MFS® Variable Insurance Trust

MFS® New Discovery Series

PIMCO Variable Insurance Trust

PIMCO Global Bond Portfolio (Unhedged)

PIMCO CommodityRealReturn® Strategy Portfolio

Morgan Stanley Variable Insurance Fund, Inc.

Morgan Stanley VIF U.S. Real Estate Portfolio

Additional information

You may allocate purchase payments to the Enhanced dollar-cost averaging (“DCA”) account and transfer amounts out of the account in accordance with the restrictions described above. You may not establish a DCA program with scheduled transfers from a Fund and comply with these restrictions. See “Scheduled Transfers (Dollar Cost Averaging)” for more details about dollar cost averaging.

Strategies of Certain Funds. As described above, if you have any GLWB Preferred I.S., GLWB Plus or GPP (2012) rider, you may only allocate your purchase payments and Contract Value to a limited subset of the investment options that are available under the contract if you did not have one of these riders. The Funds available with these riders, including certain that are advised by an affiliate of ours, employ risk management strategies that are intended to manage the Fund’s volatility or reduce downside exposure of the Fund during significant market downturns. During rising markets, these strategies may result in your Contract Value rising less than would have been the case if you had been invested in a Fund without these risk management strategies. If you allocate your Contract Value to these Funds, your Contract Value may, however, decrease less in a declining market than would have been the case if you had been invested in Funds without these strategies.

Limiting downside exposure and reducing volatility of these Funds may have the effect of mitigating the financial risks to which we are subjected by providing the guaranteed benefits under the riders. If these strategies are successful in limiting downside exposure and reducing volatility, we expect to benefit from a reduction of the risks arising from our guarantee obligations, to reduce our costs to purchase hedge investments to manage the risks of our guarantee obligations, and to reduce our regulatory capital requirements associated with our guarantee obligations. Our interest in reducing loss and the volatility of Contract Values may be deemed to present a potential conflict of interest with respect to the interest of

Form 8563	23

contractowners. Additionally, these risk management strategies may also suppress the value of your guaranteed rider benefit that is eligible for periodic benefit step-ups or resets because your benefit base is available for step-ups or resets only when your Contract Value is higher than your benefit base.

These Funds are also available investment options under the contract with other riders or without any riders. For more information about the Funds and the investment strategies they employ, please refer to the Funds' current prospectuses. For a free copy of the Fund prospectuses, call 888.925.6446.

Transfers. Any transfer request or change in allocation or rebalance instructions must comply with the applicable investment restrictions. Any transfer request from one Category to another must result in an allocation that continues to meet the investment restrictions. If you make a transfer within a Category, you will still be deemed to have met the investment restrictions, even if your Contract Value has increased beyond the percentage limit. Please note that a transfer request will not update your purchase payment allocation or rebalance instructions. You must provide us separate instructions to change your purchase payment allocation or rebalance instructions.

Classifications. We have classified investment options into the above Categories based on the fund’s characteristics and our determination of their risk. If a new investment choice is added to your contract, we will determine which of the above Categories, if any, it will be placed in. We may reassess our determination of risk based on characteristics such as investment objective, strategy or holdings and may change the classification of any investment option in the individual Categories with advance written notice to you. We may limit the availability of any asset allocation Model Portfolio or any investment option under the riders. We may apply any changes to future purchase payments and transfer requests. Any such changes to transfer requests will not apply to transfers out of the Enhanced DCA account. If an existing investment option becomes unavailable for the allocation of future purchase payments and you wish to make additional purchase payments, you will need to provide us updated allocation instructions that comply with the restrictions described above in this section. If a change in classification applies to future transfer requests, any transfer request you make must comply with the new investment restrictions. If you do not make any additional purchase payments or transfer requests after a change in classification, the new investment restrictions will not apply to you. If you fail to provide us with new instructions as described and your allocation of purchase payments or Contract Value violates the investment restrictions, your rider will be terminated.

Rebalancing. If you are required to or choose to allocate your purchase payments to individual investment options described above in this section, you must provide us with rebalance allocation instructions that comply with the Fund Category and percentage limitations described above for your rider. On each three-month anniversary of the date the applicable rider was added, we will rebalance your Contract Value in accordance with your rebalance instructions.

Termination. You will not violate the investment restrictions simply because your Contract Value in the Categories increases or decreases above or below the specified limits. You will violate the investment restrictions if you allocate purchase payments or Contract Value in a manner not specified above.

•  If you have purchased the GLWB or Joint GLWB, your rider will be terminated if you violate the restrictions.

•  If you have purchased the GLWB (2012), GLWB Plus or GLWB (2011), your rider will be terminated if you violate the restrictions. Furthermore if you have purchased the Premium Protection death benefit rider, Premium Protection Plus death benefit rider, either deferral credit rider or the 8-year guaranteed principal protection rider, it will also be terminated.

• If you have purchased the Joint GLWB (2012), Joint GLWB Plus or Joint GLWB (2011), your rider will be terminated if you violate the restrictions. Furthermore if you have purchased the Joint Premium Protection death benefit rider or the Joint Premium Protection Plus death benefit rider, it will also be terminated.

• If you have purchased the GPP (2012), your rider will be terminated if you violate the restrictions.

•  If you have purchased the Combo Death Benefit, your rider will be terminated if you violate the restrictions.

If one of these riders is terminated, a prorated annual rider charge will apply. Please see "Optional Death Benefit Riders," "Optional Guaranteed Lifetime Withdrawal Benefit ('GLWB') Riders" and "Optional Guaranteed Principal Protection ('GPP')" for details.

Mixed and Shared Funding

In addition to being offered to VAA, certain Fund shares are offered to our other separate accounts for variable annuity contracts and a separate account of Ohio National Life Assurance Corporation for variable life insurance contracts. Fund shares may also be offered to other insurance company separate accounts and qualified plans. It is conceivable that in the future it may become disadvantageous for one or more of variable life and variable annuity separate accounts, or separate

Form 8563	24

accounts of other life insurance companies, and qualified plans to invest in Fund shares. Although neither we nor any of the Funds currently foresee any such disadvantage, the Board of Directors or Trustees of each Fund will monitor events to identify any material conflict among different types of owners and to determine if any action should be taken. That could possibly include the withdrawal of VAA’s participation in a Fund. Material conflicts could result from such things as:

• changes in state insurance law;

• changes in federal income tax law;

• changes in the investment management of any Fund; or

• differences in voting instructions given by different types of owners.

Voting Rights

We will vote Fund shares held in VAA at Fund shareholders meetings in accordance with voting instructions received from contract owners. We will determine the number of Fund shares for which you are entitled to give instructions as described below. This determination will be within 90 days before the shareholders meeting. Proxy material and forms for giving voting instructions will be distributed to each owner. We will vote Fund shares held in VAA, for which no timely instructions are received, in proportion to the instructions that we do receive. There is no minimum number of contract owners required to form a quorum. As a result, a small number of contract owners may determine the outcome of a vote submitted to the Fund by VAA.

Until annuity payments begin, the number of Fund shares for which you may instruct us is determined by dividing your Contract Value in each Fund by the net asset value of a share of that Fund as of the same date. After annuity payments begin, the number of Fund shares for which you may instruct us is determined by dividing the actuarial liability for your variable annuity by the net asset value of a Fund share as of the same date. Generally, the number of shares tends to decrease as annuity payments progress.

Changes in Your Contract

Changes in Applicable Law

We reserve the right to change your contract without your consent in order to comply with any laws and regulations that apply, including but not limited to, changes in the Internal Revenue Code, Treasury Regulations or in published rulings of the Internal Revenue Service and in Department of Labor regulations.

Any change in your contract must be in writing and made by the President, a Vice President or the Secretary of Ohio National Life. We will provide you written notice of any contract change and amend this prospectus as applicable. We may enforce our reservation of rights under this contract in response to our experience or determination of risk.

Risk of Increase in Current Fees and Expenses

Some riders’ fees may be currently charged at less than their maximum amounts. We may increase these expenses up to the maximum amounts. We will provide prior written notice of when we will increase fees and amend the prospectus as applicable.

Risk of Contract Termination

Your contract will terminate if your Contract Value is reduced to zero. Your Contract Value can become zero due to the assessment of contract or rider charges after you have taken partial withdrawals and/or due to poor market performance. If your Contract Value is reduced to zero, your contract will terminate unless you have purchased a rider that provides for continuation of benefits and you are in compliance with the rider’s terms for continuation. Please see the “Optional Guaranteed Lifetime Withdrawal Benefit ('GLWB') Riders” section later in this prospectus for more information.

Distribution of Variable Annuity Contracts

The variable annuity contracts are sold by our insurance agents who are also registered representatives of broker-dealers that have entered into distribution agreements with Ohio National Equities, Inc. (“ONEQ”), a wholly-owned subsidiary of ours. ONEQ is the principal underwriter of the contracts. ONEQ and the broker-dealers are registered under the Securities

Form 8563	25

Exchange Act of 1934 and are members of the Financial Industry Regulatory Authority. We pay ONEQ up to 6.05% of each purchase payment and ONEQ then pays part of that to the broker-dealers. The amounts may vary by broker-dealer. The broker-dealers pay their registered representatives from their own funds. Purchase payments on which nothing is paid to registered representatives may not be included in amounts on which we pay the sales compensation to ONEQ. If our surrender charge is not sufficient to recover the fee paid to ONEQ, any deficiency will be made up from our general assets. These include, among other things, any profit from the mortality and expense risk charges. ONEQ’s address is One Financial Way, Montgomery, Ohio 45242.

Deductions and Expenses

Surrender Charge

Surrenders and Partial Withdrawals.

There is no deduction from purchase payments to pay sales expense. We may assess a surrender charge if you surrender the contract or withdraw part of its value. The purpose of this charge is to defray expenses relating to the sale of the contract, including compensation to broker-dealers or other benefits provided under the contract, cost of sales literature and prospectuses, and other expenses related to sales activity. If other fees or charges are being assessed in addition to the surrender charge, we will calculate the surrender charge first. The surrender charge is a percentage of your total purchase payments minus all previous withdrawals. This percentage varies with the number of years from the date the purchase payments were made (starting with the first purchase payment) as follows:

Years	Payment
1st	9%
2nd	8%
3rd	7%
4th	6%
5th	5%
6th	4%
7th	3%
8th	2%
9th	1%
10th and later	0%

During each contract year, you may withdraw not more than 10% of the Contract Value (as of the day of the first withdrawal made during that contract year) without a surrender charge. You may take this 10% annual free withdrawal in up to 12 installments. We do not assess the surrender charge when a beneficiary takes a lump sum distribution after the death of the annuitant. If the annuitant dies before the end of the surrender charge period and the beneficiary chooses any settlement option other than a lump sum distribution or immediate annuitization, we will assess the applicable surrender charge on any withdrawals the beneficiary takes while the contract is in the surrender charge period.

Annuitization.

We do not assess a surrender charge if you annuitize your contract. See “Annuity Period — Annuity Options” later in this prospectus.

Death Benefit.

We do not assess a surrender charge upon any Proceeds paid to a beneficiary upon the death of the annuitant. See “Death Benefit — How will the Proceeds be paid to the beneficiary?” later in this prospectus.

Withdrawal Fee

We may also charge a withdrawal fee of up to the lesser of 2% of the amount withdrawn or $15 per withdrawal for withdrawals in excess of 14 in a contract year. This charge is to reimburse us for administrative processing expenses associated with a withdrawal. We are not currently charging the fee. We will provide 30 days notice prior to assessing a withdrawal fee.

Form 8563	26

Annual Contract Fee

Each year on the contract anniversary (or when you surrender the contract), we will deduct an annual contract fee of $30 from the Contract Value. This helps to repay us for maintaining the contract for contracts under $50,000. This helps to cover expenses for accounting, auditing, legal, contract owner services, reports to regulatory authorities and contract owners, contract issue, etc. The account expense charge is not sufficient to cover these expenses for contracts under $50,000. There is no contract fee for contracts having a value of at least $50,000 at the contract anniversary. There is no charge after annuity payments begin. We guarantee not to increase the annual contract fee.

Deduction for Account Expense Fee

At the end of each valuation period before annuity payments begin we deduct an amount equal to 0.25% on an annual basis of the contract value. This deduction reimburses us for amounts not covered by the annual contract fee. Examples of these are accounting, auditing, legal, contract owner services, reports to regulatory authorities and contract owners, contract issue, etc.

Deduction for Mortality and Expense Risk Fee

We guarantee that, until annuity payments begin, the contract’s value will not be affected by any excess of sales and administrative expenses over the deductions for them. We also guarantee to pay a death benefit if the annuitant dies before annuity payments begin. After annuity payments begin, and except in the instance of the annuitant’s death, we guarantee that variable annuity payments will not be affected by adverse mortality experience or expenses.

For assuming these risks, when we determine the accumulation unit values and the annuity unit values for each subaccount, we make a deduction from the applicable investment results equal to 1.45% of the contract value on an annual basis. We may decrease that deduction at any time and we may increase it not more often than annually to not more than 1.45% on an annual basis. We may discontinue this limitation on our right to increase the deduction up to 1.45%. The mortality and expense risk charge is an indivisible whole of the amount currently being deducted. However, we believe that a reasonable allocation would be 0.80% for mortality risk, and 0.65% for expense risk. We hope to realize a profit from this charge. However there will be a loss if the deduction fails to cover the actual risks involved.

Charges for Optional Benefits

There is an additional annual charge if you choose an optional benefit. See the individual discussion of each rider later in this prospectus for details on the riders and the amounts upon which the charges are based. The additional charge is made on each contract anniversary. Not all optional benefits are currently available or are available in all states. We reserve the right to terminate or modify these benefits for new contracts at any time.

If you choose one of the optional death benefit riders described under “Death Benefit,” those annual charges are the following percentages of the optional death benefit amounts:

Annual Stepped-Up Death Benefit	0.25%
Combo Death Benefit	1.50%
(currently 0.65% annually; assessed 0.1625% quarterly)	(maximum charge)
Premium Protection or Joint Premium Protection death benefit at issue ages through 70	0.10%
Premium Protection or Joint Premium Protection death benefit at issue ages 71 through 75	0.25%
Premium Protection Plus or Joint Premium Protection Plus death benefit (No longer available for purchase.)	0.90%
(currently 0.45%)	(maximum charge)
5% GMDBR80 Plus (No longer available for purchase.)	0.45%

If you choose the GEB, as described under “Death Benefit,” the annual charge is the following percentage of your Contract Value on the contract anniversary:

GEB at issue ages through 70	0.15%
GEB at issue ages 71 through 75	0.30%
GEB “Plus” at issue ages through 70	0.30%
GEB “Plus” at issue ages 71 through 75	0.60%

Form 8563	27

If you choose a GPP rider, the annual charge is the following percentage of your average annual guaranteed principal amount as described under “Optional Guaranteed Principal Protection (“GPP”)”:

GPP (2012) (applied for on or after November 16, 2015)	1.30%
(currently 0.65%)	(maximum charge)
GPP (2012) (applied for before November 16, 2015)	0.90%
(currently 0.45%)	(maximum charge)
GPP (No longer available for purchase.)	0.55%

If you choose one of the GLWB riders, the annual charge is the following percentage of your GLWB base as described under “Optional Guaranteed Lifetime Withdrawal Benefit (‘GLWB’) Riders:”

GLWB Plus*	2.00%
(currently 1.05%)	(maximum charge)
Joint GLWB Plus**	2.50%
(currently 1.35%)	(maximum charge)
GLWB (2012) (No longer available for purchase.)	2.10%
(currently 1.05%)	(maximum charge)
Joint GLWB (2012) (No longer available for purchase.)	2.70%
(currently 1.35%)	(maximum charge)
GLWB (2011) (No longer available for purchase.)	2.00%
(currently 0.95%)	(maximum charge)
Joint GLWB (2011) (No longer available for purchase.)	2.40%
(currently 1.20%)	(maximum charge)
GLWB (No longer available for purchase.)	2.00%
(currently 0.95%)	(maximum charge)
Joint GLWB (No longer available for purchase.)	2.00%
(currently 1.05%)	(maximum charge)

____________

*	Charge is 1.05% for riders applied for on or after May 1, 2013. For other riders, charge is 0.95%.
**	Charge is 1.35% for riders applied for on or after May 1, 2013. For other riders, charge is 1.25%.

Transfer Fee

We may charge a transfer fee of $10 for each transfer of values from one or more subaccounts to other subaccounts. Only one charge is assessed for transfers out of any one subaccount, even if the transfer is to multiple subaccounts. The fee is charged pro rata against the subaccounts from which the transfer is made. We currently do not charge for your first 12 transfers each contract year. Other restrictions may apply to transfers. See “Transfers among Subaccounts” below.

Deduction for State Premium Tax

Depending on your state, a premium tax or some similar charge may be levied based on the amount of your annuity purchase payments. We will deduct from your Contract Value the amount of any applicable premium taxes or similar assessment charged by any state or other governmental entity. While the rates are subject to change, the range for the premium tax is currently between 0.0% and 5.0%. If a charge is assessed, we will deduct that amount from your Contract Value at the time the contract is surrendered, at the time you annuitize, or at such earlier time that we may become subject to the premium tax. We may also deduct the premium tax from any death benefit proceeds.

Fund Expenses

There are deductions from, and expenses paid out of, the assets of the Funds. These are described in the Fund prospectuses. Deductions for fund expense continue after annuity payments begin for the amounts which are allocated to a Fund.

Form 8563	28

Description of Variable Annuity Contracts

Free Look

You may revoke the contract at any time until the end of 10 days after you receive it (or such longer period as may be required by your state law) and get a refund of the Contract Value (minus any extra units credited) as of the date of cancellation. Our recapture of the extra units credited to your contract may result in your receiving less than the original amount invested if market performance has been negative at the time the free look request is processed. To revoke, you must return the contract to us within the free look period. We must receive your contract at our home office (the address listed on the first page of the prospectus) by 4:00 p.m. Eastern time on the last day of the free look period. In some states, we are required to return the greater of purchase payments received during the free-look period or Contract Value as of the Valuation Period the request for free-look is received by our Home Office. For contracts issued in such states, we reserve the right to allocate all purchase payments received during the free-look period to the Fidelity® VIP Government Money Market Portfolio. On the next Valuation Period after the expiration of the free-look period, we will allocate your assets in the Fidelity® VIP Government Money Market Portfolio to your requested investment options. We are currently not allocating purchase payments to the Fidelity® VIP Government Money Market Portfolio during the free-look period, but reserve the right to do so with prior notice provided to contract owners. If you are a California resident 60 years old or older and at the time you apply for your contract you elect to receive a return of your purchase payments if you exercise your free look, any purchase payments to be allocated to variable Funds will first be allocated to the Fixed Accumulation Account until the end of the free look period. If you are a California resident 60 years old or older and you do not elect to receive a return of your purchase payment, you will receive a refund of your Contract Value if you exercise your free look. For IRAs, you may get a refund of the greater of your purchase payments or the current Contract Value. We deem you to receive the contract and the free look period to begin five days after we mail your contract to you.

Accumulation Period

Purchase Payments

The minimum initial purchase payment is $5,000 ($2,000 for IRAs). You may make additional payments of at least $500 at any time ($300 for payroll deduction plans; $100 for electronic payments). (If you purchased your contract in Oregon prior to May 1, 2016, you may not make additional purchase payments.)

We currently limit your total purchase payments to $3,000,000. We reserve the right to limit your total purchase payments to the lesser of the following:

(a)  for any one contract, the lesser of 150% of your initial purchase payment (for example, $7,500 if your initial purchase payment was $5,000) or $1,000,000; and

(b)  for all our variable annuities sold to you, or covering the life of the annuitant, $1,000,000.

We will provide you prior written notice before we enforce the limits in (a) or (b) above.

If the check for your payment is dishonored, you will be liable to us for any changes in the market value between the date we receive your check and the date we are notified that the payment was dishonored.

We reserve the right to require company approval prior to accepting purchase payments in excess of the above limits. We reserve the right to not allow any additional purchase payments or to limit additional purchase payments if you have purchased the Premium Protection rider, Joint Premium Protection rider, Premium Protection Plus rider, Joint Premium Protection Plus rider, any GLWB or GPP (2012). If you purchase one of these riders, we currently limit total purchase payments to $3,000,000. Please see the descriptions of the riders later in this prospectus.

Extra Credit

We credit (from our general account) an extra amount to your contract each time you make a purchase payment. You will receive a 4% credit on the first $250,000 of purchase payments you make to your contract. Once your purchase payments exceed $250,000 to this contract, you will receive a 5% credit on the amount which exceeds $250,000. However, if your purchase payments for this contract exceed $250,000 during the first contract year, then you will receive a 5% credit for all purchase payments made during the first year. We allocate your extra credits pro rata to the subaccounts of VAA and to the Fixed Accumulation Account in the same ratio as the purchase payments. We are able to pay this extra credit because (a) the contract’s surrender charge is higher than that of other similar contract that do not provide an extra credit, and (b) the sales representative receives a lower commission for selling this contract than for other similar contracts that do not provide an

Form 8563	29

extra credit. Ohio National Life will profit to the extent revenues, if any, from higher surrender charges (paid only by those who surrender or withdraw money from the contract within nine years after their purchase payment) might exceed the amount of extra credits.

Extra credits are not part of the amount you will be paid if you use the free look option. We may not credit extra amounts on purchase payments you make within one year of a free withdrawal to the extent those purchase payments are less than the amount you withdrew. Extra credits within one year of death are not included in amounts payable for death benefits. Extra credits within one year of a stepped-up death benefit are not included in the increased death benefit amount. Extra credits within one year of your confinement remain part of your Contract Value, but they will not be included in amounts we pay under the Nursing Facility Confinement benefit. While extra credits are normally beneficial, you could be slightly worse off for having received an extra credit if the full amount of the credit is recaptured when there is negative investment performance:

•  during the period prior to exercise of free look rescission rights; or

• during the period (of no more than one year) between an extra credit and recapture of that credit upon payment of nursing facility confinement or death benefits if, and to the extent that, the loss on such a recapture exceeded prior extra credits and gains thereon

Extra Credits that we recover if you

• exercise your free look option,

• are paid a death benefit (including stepped-up death benefits),

• are paid a Nursing Facility Confinement benefit or

• annuitize your contract within two years of the date your contract is issued (generally for contracts applied for on or after May 1, 2016)

will not exceed the maximum sales load that would apply to a normal surrender on that date.

We do not consider extra credits to be purchase payments or to be “investment in the contract” as described in Federal Tax Status.

Accumulation Units

Until the annuity payout date, the Contract Value is measured by accumulation units. As you make each purchase payment, we credit units to the contract (see Crediting Accumulation Units). The number of units remains constant between purchase payments but their dollar value varies with the investment results of each Fund to which payments are allocated.

Crediting Accumulation Units

Your registered representative will send an order or application, together with the first purchase payment, to our home office for acceptance. We may enter into arrangements with certain broker-dealers whereby submission of the completed application and first purchase payment to the broker-dealer will be credited and deemed accepted by us on the date received by them. Such arrangements are at our sole discretion and approved by our Board of Directors. Before entering into such arrangements, we first must ensure that the broker-dealer has adequate compliance controls in place to prevent applications received after the cut-off time (usually 4:00 p.m. Eastern time) from being submitted to us for issuance as if received before the cut-off time.

Upon acceptance, we issue a contract and we credit the first purchase payment to the contract in the form of accumulation units. If all information necessary for issuing a contract and processing the purchase payment is complete, we will credit your first purchase payment within two business days after receipt. If we do not receive everything necessary to make the application in good order within five business days, we will return the purchase payment to you immediately unless you specifically consent to having us retain the purchase payment until the necessary information is completed. After that, we will credit the purchase payment within two business days.

Unless otherwise prohibited by law, no contract is effective until the purchase payment is received and the contract is issued during the lifetime of the annuitant. If the annuitant dies before the contract is issued and we are not notified at our home office of the annuitant’s death, our sole obligation is to return the Contract Value to you or your estate upon notice and proof of the death of the annuitant.

You must send any additional purchase payments directly to our home office. They will then be applied to your contract according to your allocation instructions to provide that number of accumulation units (for each subaccount) determined by dividing the amount of the purchase payment by the unit value next computed after we receive the payment at our home

Form 8563	30

office. Except as detailed in the paragraph above, payments received after 4 p.m. (Eastern time) at our home office on a valuation period (earlier when the New York Stock Exchange closes early) will be priced at the next calculated unit value.

Allocation of Purchase Payments

You may allocate your Contract Values among up to 18 investment options including the variable subaccounts of VAA and to the Fixed Accumulation Account (f available). We reserve the right to limit your allocation of purchase payments to no more than 10 of the available investment options. We will provide you prior written notice before we will limit you to no more than 10 investment options. The amount you allocate to any Fund or to the Fixed Accumulation Account must equal a whole percent. You may change your allocation of future purchase payments at any time by sending written notice to our home office. Changes in allocation of purchase payments are not deemed effective until received by us at our home office. You may be subject to restrictions on allocations if you purchase certain optional riders. Please see “Investment Restrictions for Certain Optional Riders” for more information.

Accumulation Unit Value and Accumulation Value

We set the original accumulation unit value of each subaccount of VAA for these contracts at the beginning of the first valuation period for each such subaccount. We determine the unit value for any later valuation period by multiplying the unit value for the immediately preceding valuation period by the net investment factor (described below) for such later valuation period. We determine a contract’s value by multiplying the total number of units (for each subaccount) credited to the contract by the unit value (for such subaccount) for the current valuation period and adding to that any amount in the Fixed Accumulation Account or in a Dollar Cost Averaging Account.

Net Investment Factor

The net investment factor measures the investment results of each subaccount. The investment performance and expenses of each Fund, and the deduction of contract charges, affect daily changes in the subaccounts’ accumulation unit values. The net investment factor for each subaccount for any valuation period is determined by dividing (a) by (b), then subtracting (c) from the result, where:

(a) is:

(1) the net asset value of the corresponding Fund share at the end of a valuation period, plus

(2) the per share amount of any dividends or other distributions declared for that Fund if the “ex-dividend” date occurs during the valuation period, plus or minus

(3) a per share charge or credit for any taxes paid or reserved for the maintenance or operation of that subaccount; (No federal income taxes apply under present law.)

(b) is the net asset value of the corresponding Fund share at the end of the preceding valuation period; and

(c) is the deduction for administrative and sales expenses and risk undertakings.

Surrender and Withdrawal

Before annuity payments begin you may surrender (totally withdraw the value of) your contract, or withdraw part of the Contract Value (at least $300). You must make all surrender or withdrawal requests by providing Notice to us. The surrender charge may then apply. That charge is taken from the total amount withdrawn.

Unless you specify otherwise, the withdrawal will be made pro-rata from your values in each Fund. The amount you may withdraw is the Contract Value less any surrender charge and any premium tax charge that may apply. In the case of a surrender, we subtract any contract administration charge. We will pay you within seven days after we receive your request. However, we may defer payment of Fixed Accumulation Account values as described below. Surrenders and withdrawals are limited or not permitted in connection with certain retirement plans as discussed in "Qualified Pension or Profit-Sharing Plans". For possible tax consequences of a surrender or withdrawal, see “Federal Tax Status” below.

If you request a surrender or withdrawal which includes Contract Values derived from purchase payments that have not yet cleared the banking system, we may delay mailing the portion relating to such payments until your check has cleared.

Your right to withdraw may be suspended or the date of payment postponed:

(1) for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the Commission has restricted trading on the Exchange;

Form 8563	31

(2) for any period during which an emergency, as determined by the Commission, exists as a result of which disposal of securities held in a Fund is not reasonably practical, or it is not reasonably practical to determine the value of a Fund’s net assets; or

(3) such other periods as the Commission may order to protect security holders.

If your Contract Value is reduced to zero, your contract will terminate unless you have purchased a rider that provides for continuation of benefits and you are in compliance with the rider’s terms for continuation. Please see the “Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”) Riders” section later in this prospectus for more information.

Transfers among Subaccounts

You may transfer Contract Values from one or more Funds to one or more other Funds. You may make transfers at any time before annuity payments begin. The amount of any transfer must be at least $300 (or the entire value of the contract’s interest in a Fund, if less). Not more than 20% of a contract’s Guaranteed Account value (or $1,000, if greater) as of the beginning of a contract year may be transferred to variable Funds during that contract year.

We may limit the number, frequency, method or amount of transfers. We may limit transfers from any Fund on any one day to 1% of the previous day’s total net assets of that Fund if we or the Fund in our discretion, believe that the Fund might otherwise be damaged. In determining which requests to honor, scheduled transfers (under a DCA program) will be made first, followed by mailed written requests in the order postmarked and, lastly, telephone, facsimile and other electronic requests in the order received. This policy will be applied uniformly without exception. We will notify you if your requested transfer is not made. Current SEC rules preclude us from processing at a later date those requests that were not honored. Accordingly, you would need to submit a new transfer request in order to make a transfer that was not honored because of these limitations.

Certain third parties may offer you investment management services for your contract. We will honor transfer requests from these third parties only if you give us a written authorization to do so. Fees you pay for such other services are in addition to any contract charges.

We discourage excessive trading and market timing through your contract. Excessive trading into and out of the portfolios can disrupt portfolio investment strategies and increase the portfolios’ operating expenses. In addition, excessive trading lowers overall portfolio performance for long term investors, prevents portfolio managers from taking timely advantage of investment opportunities, and creates liquidity risks for the portfolios. The contract and the underlying portfolios are not designed to accommodate excessive trading practices. We and the portfolios reserve the right, in our sole discretion, to restrict or reject purchase and exchange orders which we believe represent excessive or disruptive trading. Listed below are some, but not necessarily all the steps we may take to discourage excessive trading and market timing.

The first time the contract owner is determined to have traded excessively, we will notify the contract owner in writing that his or her contract will be monitored for additional transactions in excess of the established limits and such subsequent activity may result in suspension of electronic transfer privileges and/or suspension of all transfer privileges. The established limits are determined internally as a protection against frequent trading and are not disclosed in the prospectus or other otherwise made public.

Upon the second instance of excessive trading, the contract owner will be advised that his or her electronic transfer privileges have been suspended and that all transfer requests must be submitted in writing and delivered via U.S. mail.

Upon the third instance of excessive trading, we will suspend some, or all transfer privileges. The contract owner will be informed in writing of the denial of future transfer privileges. If a contract owner decides to surrender the contract following suspension of transfer privileges, the contract owner will incur the resulting surrender charge, if any.

We may, in our sole discretion take any contract off of the list of monitored contracts, or restore suspended transfer privileges if we determine that the transactions were inadvertent or were not done with the intent to market time. Otherwise, all of our policies related to excessive trading and market timing as described in this section will be applied to all contract owners uniformly and without exception. Other trading activities may be detrimental to the portfolios. Therefore, we may place a contract on the list of monitored contracts despite the fact the contract owner has not exceeded the established transfer limits. You may be deemed to have traded excessively even if you have not exceeded the number of free transfers permitted by your contract.

Some of the factors we may consider when determining whether or not to place a contract on the list of monitored contracts may include, but not be limited to:

• The number of transfers made in a defined period;

• The dollar amount of the transfer;

Form 8563	32

• The total assets of the portfolios involved in the transfer;

• The investment objectives of the particular portfolios involved in your transfers; and/or

• Whether the transfer appears to be a part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies.

Contract owners who have not engaged in market timing or excessive trading may also be prevented from transferring Contract Values if we, or the portfolios, believe that an intermediary associated with the contract owner’s account has otherwise been involved in market timing or excessive trading on behalf of other contract owners. Likewise, contract owners who have not engaged in intentional market timing or engaged in intentional disruptive or excessive trading may have their transfers rejected or their transfer privileges suspended if their trading activity generates an exception report in our transfer monitoring systems.

Contract owners seeking to engage in excessive trading practices may deploy a variety of strategies to avoid detection, and there is no guarantee that we or the portfolios will be able to identify such contract owners or curtail their trading practices. Our ability and the ability of the portfolios to detect and curtail excessive trading practices may also be limited by operational systems and technology limitations. In addition, because the portfolios receive orders from omnibus accounts, which is common among funds offering portfolios to insurance companies offering variable products, the portfolios may not be able to detect an individual’s excessive trading practices through these omnibus accounts. If we are unable to detect those contract owners engaging in market timing and/or excessive trading, the previously mentioned harm associated with excessive trading (lower portfolio performance, liquidity risks, increased portfolio expenses, etc.) may occur.

We may alter or amend this policy as required to comply with state or federal regulations and such regulations may impose stricter standards than currently adopted by us or the portfolios.

Pursuant to rules adopted by the Securities and Exchange Commission, we are required to enter into agreements with the Funds which require us to provide the Funds, upon their request, with certain information including taxpayer identification numbers of contract owners and the amounts and dates of any purchase, redemption, transfer or exchange requests by contract owners. We are also required to restrict or prohibit further purchases or exchange requests into the Funds by a contract owner upon instruction from the Funds.

Effective Time for Purchase, Transfer or Redemption Orders

Orders to purchase, redeem or transfer units received after the close of the New York Stock Exchange, typically 4:00 p.m. (Eastern time) on a valuation period (earlier on those days when the New York Stock Exchange closes early) will not become effective until the next business day.

However, we may enter into arrangements with certain broker-dealers whereby orders to purchase accumulation units (either through an initial purchase or subsequent purchase payments to an existing contract) will be credited and deemed accepted by us on the date received by them. Such arrangements are at our sole discretion and approved by our Board of Directors. Before entering into such arrangements, we will first ensure that the broker-dealer has adequate compliance controls in place to prevent orders to purchase units received after the cut-off time (usually 4:00 p.m. Eastern time) from being credited as if received before the cut-off time.

Electronic Access

If you give us authorization, your contract and unit values and interest rates can be checked by telephoning us at 888.925.6446, or by accessing our web site at ohionational.com. You may also request transfers or make allocation changes on our web site. You may only make one electronic, facsimile or telephone (collectively, “electronic”) transfer request per day.

We will honor pre-authorized electronic transfer instructions from anyone who provides the personal identifying information requested. We will not honor electronic transfer requests after we receive notice of your death. For added security, we send the contract owner a written confirmation of all electronic transfers on the next business day. However, if we cannot complete a transfer as requested, our customer service representative will contact the owner in writing sent within 48 hours of the electronic request. You may think that you have limited this access to yourself, or to yourself and your representative. However, anyone giving us the necessary identifying information can use electronic access once you authorize it.

Please note that telephone and/or other means of electronic communication may not always be available. Any telephone or electronic device, whether it is yours, your service provider’s, your agent’s or ours can experience inaccessibility, power outages or slowdowns for a variety of reasons. These periods of inaccessibility may delay or prevent our receipt and processing of your requests. Although we have taken precautions and have emergency contingency plans to limit these problems, we cannot promise complete reliability under all circumstances. If you experience such problems, you should make your transfer request by writing to our home office.

Form 8563	33

We reserve the right to limit or restrict electronic access in any form at any time as to any contract owner.

Scheduled Transfers (Dollar Cost Averaging)

We administer a Dollar Cost Averaging (“DCA”) program enabling you to preauthorize automatic monthly or quarterly transfers of a specified dollar amount from the Fixed Accumulation Account or the Funds to any of the other subaccounts. There is no charge for participating in a DCA program. Each transfer under the DCA program must be at least $300. For a DCA program from a Fund, at least 12 transfers must be scheduled. For a DCA program from the Fixed Accumulation Account, at least three transfers must be scheduled. The DCA program is only available to contracts having a total accumulation value of at least $3,600. No transfer fees will be incurred for DCA transfers and they do not count against the 12 free transfers allowed each contract year. Unless you have a rider with investment restrictions, a DCA program may be made with transfers from Funds or the Fidelity® VIP Government Money Market Portfolio to any other Funds at any time during the contract.

A DCA program with transfers from the Fixed Accumulation Account to any other Funds may be made if the DCA program is established at the time the contract is issued, and the DCA program is scheduled to begin within 6 months of the time you make purchase payments from which DCA transfers will be made. A DCA program from the Fixed Accumulation Account may not exceed 2 years.

DCA generally has the effect of reducing the risk of purchasing at the top of a market cycle by reducing the average cost of indirectly purchasing Fund shares through the subaccounts to less than the average price of the shares on the same purchase dates. DCA transfers from the Fixed Accumulation Account or from a Fund with a stabilized net asset value, such as the Fidelity® VIP Government Money Market Portfolio, will generally reduce the average total cost of indirectly purchasing Fund shares because greater numbers of shares will be purchased when the share prices are lower than when prices are higher. However, DCA does not assure you of a profit, nor does it protect against losses in a declining market. In addition, in a rising market, DCA will produce a lower rate of return than will a single up-front investment.

The DCA program may be discontinued at any time by you as long as we receive notice of the cancellation at least 7 business days before the next scheduled transfers. We reserve the right to not offer the DCA program to new contracts in the future. Upon prior written notice, we may discontinue providing the DCA program to existing contracts that are not currently enrolled in a DCA program.

Enhanced DCA Account.  We currently offer the Enhanced DCA program for initial purchase payments (or additional purchase payments of $3,600 or greater) which are allocated to the Enhanced DCA account that provides a fixed interest rate that is higher than the rate being credited to the Fidelity® VIP Government Money Market Portfolio. The Enhanced DCA account is a subset of our general account. The Enhanced DCA program is the same as the DCA program except as described in this section. The Enhanced DCA program requires the purchase payment be fully transferred from the account within specified periods of time. Each DCA transfer must be at least $300. An Enhanced DCA program can be discontinued at any time by you as long as we receive notice of the cancellation at least 7 business days before the next scheduled transfer. Terminating this program will result in all remaining funds transferred to the subaccounts of your choice or to the Fixed Accumulation Account. We reserve the right to not offer the Enhanced DCA program to new contracts in the future. Upon prior written notice, we may discontinue providing the Enhanced DCA program for additional purchase payments.

Portfolio Rebalancing

You may have us automatically transfer amounts on a quarterly, semi-annual or annual basis to maintain a specified percentage (whole percentages only) of Contract Value in each of two or more designated Funds. The purpose of a portfolio rebalancing strategy is to maintain, over time, your desired allocation percentage in the designated Funds having differing investment performance. Portfolio rebalancing will not necessarily enhance future performance or protect against future losses.

There is no charge for participating in portfolio rebalancing, and the transfer charge does not apply to portfolio rebalancing transactions. These transactions do not count against the 12 free transfers you are allowed each contract year. You may not have portfolio rebalancing for any Funds that are part of a DCA program.

Nursing Facility Confinement

We will not assess a surrender charge if the annuitant is confined (generally, for contracts applied for prior to May 1, 2016, if you are confined) to a state licensed or legally operated hospital or in-patient nursing home facility for at least 30 consecutive days. Extra units credited within one year before your confinement are not included in amounts we will pay under this benefit. This waiver of the surrender charge may not be available in all states and terms may vary based on state of issue and

Form 8563	34

application or issue date. Contact us or your registered representative for more information. Generally for contracts applied for on or after May 1, 2016, it only applies when:

• the contract was issued before the annuitant’s 80th birthday; and

• we receive the request for withdrawal, together with proof of the confinement, at our home office while the annuitant is confined or within 90 days after discharge from the facility, or if you can show it was not reasonably possible to provide proof within such time, you provide such proof as soon as possible; provided, however, except in the absence of legal capacity you must provide the proof within a year of such time.

For contracts applied for before May 1, 2016, it only applies when:

• the confinement begins after the first contract anniversary and before annuity payments begin;

• the contract was issued before your 80th birthday; and

• we receive the request for withdrawal, together with proof of the confinement, at our home office while you are confined or within 90 days after discharge from the facility, unless otherwise agreed to by us.

Death Benefit

Basic Death Benefit

What does the beneficiary receive upon death of the annuitant before the annuity payout date?

If the annuitant dies before the annuity payout date, your contract provides for the beneficiary to receive Proceeds from the contract. The Proceeds equal (i) the Contract Value and (ii) any Death Benefit Adjustment, on the calculation date as described below. After the annuity payout date, unless a rider provides otherwise, your contract will no longer qualify for any Death Benefit Adjustment upon the death of the Annuitant.

What is the amount of the Death Benefit Adjustment?

The Death Benefit Adjustment is equal to the difference, if any, between the highest guaranteed death benefit amount and the Contract Value as of the calculation date as described below. The Death Benefit is used solely to calculate the Death Benefit Adjustment and is not an amount paid to the beneficiary.

The Death Benefit is the greatest of: (i) the total Contract Value (ii) net purchase payments less pro-rata withdrawals; or (iii) the stepped-up Death Benefit amount (as described in the paragraph below) if the contract has been in effect for at least 8 years, unless one of the riders added to your contract provides for a higher death benefit.

For the 8-year period beginning on the eighth contract anniversary, the stepped-up Death Benefit will be the greater of (i) the Contract Value as of the eighth anniversary or (ii) net purchase payments less pro-rata withdrawals made on or before the eighth anniversary. At the beginning of each later 8-year period, the stepped up Death Benefit will be the greater of (i) the Contract Value on that date or (ii) the death benefit as of the last day of the preceding 8-year period adjusted for any payments or withdrawals. The stepped-up Death Benefit amount is increased by purchase payments and decreased pro-rata by withdrawals made during each 8-year period after the eighth anniversary. Generally, for contracts applied for on or after May 1, 2016, your Death Benefit is not eligible for a step-up under this provision once the annuitant is 85 years old. Therefore, if you purchase this contract when the annuitant is 77 years old or older, your Death Benefit will not be eligible for any step-up under this provision. For contracts applied for before May 1, 2016, your Death Benefit is not eligible for a step-up under this provision once the annuitant is 90 years old. Variations apply based on state of issue and application or issue date. Contact us or your registered representative for more information.

For purposes of the paragraphs above, “net purchase payments” means your total purchase payments less an amount for any applicable premium tax or similar state or local tax. “Pro rata withdrawals” mean an adjustment for any amounts you have withdrawn from the contract based on the percentage reduction to the total Contract Value which resulted from the withdrawal.

If the Contract Value is equal to or greater than the Death Benefit on the calculation date as described below, then there is no Death Benefit Adjustment that will be added to the Proceeds. If the Contract Value is less than the Death Benefit on the calculation date as described below, then there is a Death Benefit Adjustment that will be added to the Proceeds. See the examples below.

When are Contract Value and Death Benefit Adjustment calculated for purposes of this section?

The Contract Value is calculated as of the date that we receive proof of the annuitant’s death and satisfactory instruction from the beneficiary for the disposition of the contract.

Form 8563	35

The Death Benefit Adjustment is calculated as of the earlier of: (i) the date we are in receipt of proof of the annuitant’s death; or (ii) 90 days from the date of the annuitant’s death.

Examples of Death Benefit Adjustment calculation:

If the Contract Value on date of the Death Benefit Adjustment calculation is $100,000 and the Death Benefit is $85,000, then there is no Death Benefit Adjustment.

If the Contract Value on date of the Death Benefit Adjustment calculation is $85,000 and the Death Benefit is $100,000, then the Death Benefit Adjustment is $15,000 ($100,000 Death Benefit minus $85,000 Contract Value). $15,000 is added to the Fidelity® VIP Government Money Market Portfolio until satisfactory instructions are received from the beneficiary as to settlement of the contract or the beneficiary gives us different investment instructions. If the Contract Value is $60,000 when we receive satisfactory instructions to settle the contract, then the beneficiary will receive $75,000 ($15,000 + $60,000). If the Contract Value is $120,000 when we receive satisfactory instructions, then the beneficiary will receive $135,000 ($15,000 + $120,000).

Where are the Proceeds invested before being paid out to a beneficiary?

From the date of the annuitant’s death until the Proceeds are paid to the beneficiary, unless the beneficiary elects to change the subaccount allocations, the Contract Value will remain invested in the subaccounts selected by the owner. If we have not yet received the required documents necessary to pay the Proceeds to the beneficiary, the amount equal to the Death Benefit Adjustment is added to the contract in the Fidelity® VIP Government Money Market Portfolio.

What are the consequences of any change in the Contract Value before the Death Benefit Adjustment is calculated?

The beneficiary may decide to reallocate the Contract Value to different subaccounts in an effort to minimize the risk of market fluctuation. If the beneficiary elects to change the subaccount allocations before the date that the Death Benefit Adjustment is calculated, then any resulting change in Contract Value will have an impact on the Death Benefit Adjustment amount when it is calculated.

What are the consequences of any change in the Contract Value after the Death Benefit Adjustment is calculated?

Any change in the Contract Value, including, but not limited to market fluctuation, after the effective date of the Death Benefit Adjustment, and before we distribute the contract Proceeds, will affect the amount to be paid to the beneficiary. If the Contract Value increases or decreases, the amount of the Proceeds will be correspondingly increased or decreased. As such, the actual amount paid upon disposition of the contract may be more or less than the highest Death Benefit provided under your contract or optional riders.

How will the Proceeds be paid to the beneficiary?

The Proceeds will be paid to the beneficiary in a single sum unless you or the beneficiary(ies) elect settlement under one or more settlement options. If there are multiple beneficiaries and the owner has not selected a settlement option, all the beneficiaries must agree on a settlement option or the payout value will be paid in lump sums to all of them proportionally. We must receive all required documentation or forms (for example, the claim form and certified death certificate) from all beneficiaries before the Proceeds will be distributed. (Please contact us at 888.925.6446 for more information about the documentation and forms we require.) If we are unable to locate one of the beneficiaries, we will provide written notice to his or her last known address. If he or she does not respond to us within 30 days, his or her portion of the Proceeds will revert to the state as unclaimed property. We do not assess a surrender charge on any Proceeds paid to a beneficiary. A spouse who elects to continue the contract will not be assessed a surrender charge on the Proceeds, but will be assessed a surrender charge in accordance with the “Surrender Charge” provision of this prospectus on any additional purchase payments that the spouse makes to the contract.

Unless otherwise designated by the contract owner before the date of annuitant’s death, the beneficiary may elect one of the following settlement options:

(1) Five Year Continuance — Beneficiary may elect to receive the Proceeds over a period of five years or less from the date of the annuitant’s death. All Proceeds must be liquidated within the five year period that begins on the date of the annuitant’s death.

(2) Beneficiary Stretch — Beneficiary may elect to receive the Proceeds in the form of required minimum distributions each year. This option must be elected within twelve months from the date of the annuitant’s death. The amounts of the annual minimum distributions must comply with applicable federal tax regulations and withdrawals of lesser or greater amounts may subject you to adverse tax consequences. Please consult your tax advisor for advice on how the Beneficiary Stretch option would affect you.

(3) Immediate Annuitization — Beneficiary may elect to annuitize the annuity but must do so within twelve months from the date of the annuitant’s death.

Form 8563	36

(4) Lump Sum Distribution — Beneficiary may elect a lump sum distribution.

If the sole, primary beneficiary is the surviving spouse of the owner and annuitant and there is either no surviving owner or the surviving spouse is also the sole surviving owner, the spouse may continue the contract as the owner and annuitant, or choose one of the settlement options listed above.

Not all of the settlement options may be available if the beneficiary is not a natural person.

Other considerations:

We may require any designated beneficiary have an insurable interest in the life of the annuitant. We will notify you when we issue the contract or when you request a beneficiary change if we are unable to accept your designated beneficiary.

Any guarantees under the contract or death benefit riders that exceed the value of your interest in the separate account VAA are paid from our general account (not the VAA). Therefore, any amounts that we may pay under the contract in excess of your interest in the VAA are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations.

Optional Death Benefit Riders

Annual Stepped-Up Death Benefit.

In those states where permitted, we offer an optional annual stepped-up death benefit at the time the contract is issued. With that option, the Death Benefit on the first contract anniversary will be the greater of (a) the Contract Value then or (b) net purchase payments less pro-rata withdrawals made on or before that date. On each contract anniversary after that (until the annuitant attains age 86), the death benefit will be reset to the greater of (a) the Contract Value on that anniversary date or (b) the death benefit as of the last preceding anniversary adjusted for any purchase payments or withdrawals. The stepped-up death benefit amount is increased by purchase payments and decreased by pro-rata withdrawals made during the period between contract anniversaries. There is an annual rider charge of 0.25% of the optional death benefit amount. You cannot purchase the annual stepped-up death benefit once the annuitant is 76 years old.

Combo Death Benefit.

In those states where permitted, we currently offer the Combo Death Benefit rider (“Combo Death Benefit”) when you apply for the contract. In the future we may, at our sole option, offer the Combo Death Benefit to existing contracts, in which case it may be added on a contract anniversary. You may not purchase the Combo Death Benefit if you have any other rider. You may not purchase this rider once the annuitant is 76 years old. The Combo Death Benefit rider combines features of both a step-up death benefit and an annual credit death benefit in one death benefit rider.

Death Benefit.

With the Combo Death Benefit rider, the Death Benefit is the greater of (a) the Contract Value as of the effective date of the Death Benefit Adjustment or (b) the GMDB amount. The initial GMDB amount with this rider is equal to your initial net purchase payment (excluding any extra credits, if applicable) if the rider is added when the contract is issued. If the rider is added after your contract is issued, the initial GMDB amount is equal to your Contract Value when the rider is added. We reserve the right to limit or not allow additional purchase payments to contracts with the Combo Death Benefit.

After the rider is issued, the GMDB amount with the Combo Death Benefit is the greater of the (a) “Step-Up Death Benefit Amount” or (b) “Annual Credit Death Benefit Amount” described below.

Step-Up Death Benefit Amount.

The initial Step-Up Death Benefit Amount is equal to the initial GMDB amount under this rider. On each contract anniversary until the annuitant’s 81st birthday or unless a step-up is or was declined, the Step-Up Death Benefit Amount will increase, to the then current Contract Value (before deducting any applicable charges) if greater than the existing Step-Up Death Benefit Amount. The Step-Up Death Benefit Amount is increased by the amount of each subsequent net purchase payment (excluding any extra credits, if applicable) at the time of payment. Any withdrawal you take will reduce the Step-Up Death Benefit Amount on that day on a pro rata basis. That means the Step-Up Death Benefit Amount will be reduced by the same percentage the withdrawal reduces your Contract Value. For example, if your Contract Value is $110,000, your Step-Up Death Benefit Amount is $100,000 and you withdraw $1,000, your Step-Up Death Benefit Amount will be reduced to $99,090, i.e. $100,000 – ([$1,000/$110,000] x $100,000).

Annual Credit Death Benefit Amount.

Until the annuitant’s 81st birthday, your Annual Credit Death Benefit Amount is eligible for an increase each year equal to 6% simple interest of the “Death Benefit Annual Credit Calculation Base.” (The 6% simple interest is referred to as the “Death Benefit Annual Credit Rate.”) The initial Annual Credit Death Benefit Amount is equal to the initial GMDB

Form 8563	37

amount under this rider. It is increased by the amount of each subsequent net purchase payment (excluding any extra credits, if applicable) at the time of payment. Any withdrawal you take will reduce the Annual Credit Death Benefit Amount on that day on a pro rata basis. That means the Annual Credit Death Benefit Amount will be reduced by the same percentage the withdrawal reduces your Contract Value.

On each contract anniversary until the annuitant’s 81st birthday, the Annual Credit Death Benefit Amount will be set equal to:

(a) the existing Annual Credit Death Benefit Amount, plus

(b) an amount equal to the Death Benefit Annual Credit Rate multiplied by the Death Benefit Annual Credit Calculation Base.

The Death Benefit Annual Credit Calculation Base is the amount to which the Death Benefit Annual Credit Rate is applied. The initial Death Benefit Annual Credit Calculation Base is equal to the initial GMDB amount under this rider. It is increased by the amount of each subsequent net purchase payment (excluding any extra credits, if applicable) at the time of payment. Any withdrawal you take will reduce the Death Benefit Annual Credit Calculation Base on that day by the amount of the withdrawal in other words dollar-for-dollar.

We reserve the right to change the Death Benefit Annual Credit Rate for the Combo Death Benefit on new riders issued in the future.

The Annual Credit Death Benefit Amount shall not exceed two times your total net purchase payments, adjusted for any withdrawals from your contract. This means that, unless the Step-Up Death Benefit Amount is higher, the total GMDB amount with this rider will not exceed two times your total net purchase payments. Any withdrawals you take during a contract year will reduce the maximum Annual Credit Death Benefit Amount on a pro rata basis.

Charge.

If you choose the Combo Death Benefit rider, there is an annual charge of 0.65%. The charge is assessed on a quarterly basis, each contract quarter, in an amount equal to 0.1625% times the GMDB amount under this rider. The charge for your Combo Death Benefit rider will be deducted on a pro rata basis in proportion to your current investment option allocations, but will not be deducted from the DCA account.

The charge for the Combo Death Benefit rider ends when the rider terminates. (See “Termination” below.) We may increase the charge for the Combo Death Benefit rider on any contract anniversary once the rider reaches the third anniversary. The new charge will not exceed 1.50% of the GMDB amount under this rider. You may avoid an increase in the charge by declining any and all future increases in the Step-Up Death Benefit Amount due to annual step-ups, but you will then no longer be eligible for any further increases of the GMDB to the Step-Up Death Benefit Amount. To opt-out of an increase in the charge, you must notify us in writing, or in any other manner acceptable to us, within 30 days of our notice of the increased rider charge rate.

Investment Restrictions.

In order to have the Combo Death Benefit rider, you must allocate your purchase payments and Contract Value in accordance with the Fund Category requirements described in “Investment Restrictions for Certain Optional Riders.” You may not allocate purchase payments or Contract Value to the Fixed Accumulation Account. You may allocate purchase payments to the Enhanced DCA account and transfer amounts in accordance with the investment restrictions. The Combo Death Benefit rider will be terminated if you cease to comply with the requirements described in “Investment Restrictions for Certain Optional Riders.”

Termination.

You may cancel the Combo Death Benefit rider at any time by providing Notice to us. Otherwise, this rider will terminate if:

• your contract terminates according to its terms;

• your contract reaches the Annuity Payout Date;

• the funds are allocated in a manner that violate the investment restrictions;

•  you annuitize your contract;

• the annuitant dies, except in the case of spousal continuation; or

• you transfer or assign your contract, except in the following circumstances:

•  the new contract owner or assignee assumes full ownership of the contract and is essentially the same person;

Form 8563	38

• ownership of an IRA or Roth IRA is being changed from one custodian to another, from the determining life to a custodian, or from a custodian to the determining life; or

• the assignment is for the purpose of effectuating a 1035 exchange of the Contract (i.e. the option may continue during the temporary assignment period and not terminate until the Contract is actually surrendered).

Spousal Continuation.

If your surviving spouse chooses to continue the contract under the spousal continuation option and becomes the sole owner and annuitant, the Combo Death Benefit rider will be continued. Effective the original annuitant’s date of death, the Step-Up Death Benefit Amount, Annual Credit Death Benefit Amount and Annual Credit Calculation Base will be set equal to the greater of (a) Contract Value as of such date of death (after applying any applicable Death Benefit Adjustment) and (b) the respective Step-Up Death Benefit Amount, Annual Credit Death Benefit Amount or Annual Credit Calculation Base as of the original annuitant’s date of death. If your surviving spouse chooses to continue the contract, the charges for this rider will continue. We will only allow one spousal continuation of the Combo Death Benefit rider.

Premium Protection Riders.

In those states where permitted, we offer the Premium Protection death benefit rider (“Premium Protection rider”) at the time the contract is issued. In the future, we may, at our sole option, offer this rider after the contract is issued, in which case it may be added on a contract anniversary. This rider is available only when purchased in conjunction with the GLWB (2012), GLWB (2011) or GLWB Plus rider described later in this prospectus. If you purchase this rider, you cannot have any other living benefit or death benefit rider except the GLWB (2012), GLWB (2011), GLWB Plus, the deferral credit rider or the 8-year guaranteed principal protection rider. You cannot purchase this rider once the annuitant is 76 years old.

Death Benefit.

With the Premium Protection rider, the Death Benefit is the greater of (a) the Contract Value as of the effective date of the Death Benefit Adjustment or (b) the GMDB amount. The initial GMDB amount is equal to your initial purchase payment (excluding extra credits, if applicable). If we allow you to add the rider on a subsequent contract anniversary, the initial GMDB amount will be equal to the then current Contract Value. The GMDB amount is increased for additional purchase payments and decreased dollar for dollar for withdrawals up to your maximum annual withdrawal under your respective GLWB rider, whereas the basic Death Benefit provided for under the contract is reduced on a pro rata basis for withdrawals.

If your surviving spouse chooses to continue the contract under the spousal continuation option and becomes the sole owner and annuitant, the GMDB amount will be set equal to the Contract Value (after the application of any Death Benefit Adjustment) if it is greater than the current GMDB amount.

Please note that withdrawals you take under the GLWB (2012), GLWB (2011) or GLWB Plus (including maximum annual withdrawals) reduce the GMDB amount under this rider. Therefore, you should carefully consider whether this rider is appropriate for you.

Excess Withdrawals.

When computing the Premium Protection rider Death Benefit, the GMDB amount also is reduced by any excess withdrawals. An excess withdrawal is the amount a withdrawal exceeds the maximum annual withdrawal you may take under the GLWB rider you own. For example, assume the maximum annual withdrawal you may withdraw is $5,000 under your GLWB rider and in one contract year you withdraw $6,000. The $1,000 difference between the $6,000 withdrawn and the $5,000 maximum annual withdrawal limit would be an excess withdrawal. Allowable annual withdrawals begin under the GLWB riders when the annuitant reaches 59½, so any withdrawal before the annuitant is 59½ is an excess withdrawal for the Premium Protection rider as well as for the GLWB riders.

An excess withdrawal will reduce the GMDB amount by the greater of (a) the same percentage the excess withdrawal reduces your Contract Value (i.e. pro-rata) or (b) the dollar amount of the excess withdrawal. For example, assume your GMDB amount is $100,000 at the beginning of the contract year and your maximum annual withdrawal under your GLWB rider is $5,000. Assume your Contract Value is $90,000 and you withdraw $6,000. First we process that portion of the withdrawal up to your maximum annual withdrawal, which is $5,000. Your GMDB amount decreases to $95,000 and your Contract Value decreases to $85,000. Then we process that portion of the withdrawal in excess of your maximum annual withdrawal under the GLWB rider, which is $1,000. Your GMDB amount will be reduced to $93,882, i.e. $95,000 x (1 — $1,000/$85,000) because the pro-rata reduction of $1,118 is greater than the dollar amount of your $1,000 excess withdrawal. Your Contract Value will be reduced to $84,000.

For another example, assume the same facts above except your Contract Value prior to the withdrawal is $120,000. After we process the maximum annual withdrawal portion of your withdrawal, which is $5,000, your GMDB amount is $95,000 and your Contract Value is $115,000. After we process the portion of your withdrawal in excess of your maximum annual withdrawal, your GMDB amount will be reduced to $94,000 ($95,000 — $1,000) because the dollar for dollar reduction of

Form 8563	39

$1,000 is greater than the pro-rata reduction of $826 ($1,000/$115,000 x $95,000). Your Contract Value will be reduced to $114,000.

Because the allowable annual withdrawals under the GLWB riders begin when the annuitant is 59½, any withdrawal under the contract prior to the annuitant reaching age 59½ is an excess withdrawal under the Premium Protection rider. Since excess withdrawals may reduce your GMDB amount by an amount greater than the dollar value of the withdrawal, any withdrawals you take before the annuitant is 59½ may significantly reduce or eliminate the Death Benefit under this rider.

Charge.

There is an annual charge for the Premium Protection rider for annuitant issue ages through age 70 of 0.10% of your GMDB amount. For annuitant issue ages 71 through 75, there is an annual charge for this rider of 0.25%. We reserve the right to lower the charge for this rider at any contract anniversary. If we do lower the charge for the rider, we reserve the right to increase the charge up to the original charge on any contract anniversary.

On each anniversary the charge for the Premium Protection rider will be deducted on a pro rata basis in proportion to your current investment option allocations, but will not be deducted from the DCA account. We reserve the right to prorate the annual charge for the rider if (i) the annuitant dies, (ii) you surrender the contract, (iii) the rider is terminated due to the termination of your GLWB, or (iv) you annuitize your contract.

Termination.

If you choose the Premium Protection rider, you cannot later discontinue it unless we otherwise agree. This rider will terminate if:

• your contract terminates according to its terms (unless otherwise provided in this rider);

• your GMDB amount is reduced to zero;

• your Contract Value goes to zero because of an excess withdrawal;

•  your GLWB rider terminates;

• you annuitize your contract;

• the annuitant dies, except in the case of spousal continuation;

•  you transfer or assign your contract or the benefits under the rider, except in the case of spousal continuation; or

• you exercise the 8-year guaranteed principal protection rider.

Since you may have the Premium Protection rider only if you have the GLWB (2012), GLWB (2011) or GLWB Plus rider, any termination of your GLWB rider will automatically terminate the Premium Protection rider as well. If you have purchased the Premium Protection rider and violate the investment restrictions of your GLWB, both the GLWB rider and the Premium Protection rider will be terminated.

Required Minimum Distributions (Qualified Contracts Only).

If you are required to take withdrawals from your contract under the Required Minimum Distribution regulations under the Code, we will allow you to take your Required Minimum Distribution (or “RMD”) for a given year without treating it as an excess withdrawal even if it exceeds your maximum annual withdrawal under your GLWB rider. Please note that RMDs are calculated on a calendar year basis and your maximum annual withdrawal under your GLWB rider is calculated on a contract year basis. Any RMD you take will reduce your GMDB amount dollar for dollar. Any withdrawals in a contract year that exceed your maximum annual withdrawal and your RMD will be considered excess withdrawals. You may withdraw your RMD under this rider without a surrender charge even if your RMD exceeds 10% of your Contract Value.

You will receive RMD treatment on or after January 1 of the first calendar year after your contract was issued. To elect monthly RMD treatment, you must provide Notice to us on or before January 25 of that calendar year and you must elect a monthly payment date on or before the 25th day of the month. If the date you elect is not the end of a Valuation Period (generally, a day when the NYSE is open), we will make the payment on, and as of, the end of the next applicable Valuation Period. If you elect monthly RMD treatment, we will automatically pay you the greater of your RMD or your maximum annual withdrawal on a monthly basis each month. Once you elect monthly RMD treatment, you cannot revoke it. You may elect to not take a monthly withdrawal by providing Notice to us, but you will not be able to take that withdrawal later and still receive RMD treatment for it. If you do later take such withdrawal, the entire withdrawal will be considered an excess withdrawal.

If you die and your spouse elects to continue the contract, your spouse may revoke monthly RMD treatment by providing Notice to us within 30 days of the later of the date of spousal continuation or December 31 of the calendar year in which you died. If your spouse revokes monthly RMD treatment, he or she may elect monthly RMD treatment in the future when he or

Form 8563	40

she is required to take RMDs from the contract. If your spouse continues the contract, is eligible for monthly RMD treatment and does not revoke monthly RMD treatment, he or she will continue to receive monthly RMD treatment with the applicable RMD amount based upon the continuing spouse’s age beginning in the calendar year after you die.

We reserve the right to modify or eliminate RMD treatment if there is any change to the Code or regulations regarding RMDs, including guidance by the Internal Revenue Service. We will provide you 30 days written notice, when practicable, of any modifications to or termination of the RMD treatment with the Premium Protection rider.

Premium Protection (Joint Life).

In those states where permitted, we also offer a joint life version of the Premium Protection rider (“Joint Premium Protection”). The Joint Premium Protection rider is the same as the Premium Protection rider except as described below.

The Joint Premium Protection rider is available only when purchased in conjunction with either the Joint GLWB (2012), Joint GLWB (2011) or Joint GLWB Plus described later in this prospectus. If you purchase this rider, you cannot have any other living benefit or death benefit rider except the Joint GLWB (2012), Joint GLWB (2011), .

Allowable annual withdrawals begin under the Joint GLWB (2012), Joint GLWB (2011) or Joint GLWB Plus rider when the youngest Participating Spouse reaches 59½, so any withdrawal before the youngest Participating Spouse is 59½ (including any RMD) is an excess withdrawal under the terms of the rider. Maximum annual withdrawals under the Joint GLWB (2012), Joint GLWB (2011) or Joint GLWB Plus are also based on the age of the youngest Participating Spouse, so the maximum amount you may withdraw annually under the Joint Premium Protection rider will depend on the age of the youngest Participating Spouse and reduce the GMDB amount on a dollar for dollar basis. (Please see the description of the Joint GLWB (2012), Joint GLWB (2011) or Joint GLWB Plus later in this prospectus for more details on the youngest Participating Spouse.)

Premium Protection Plus Riders.

In those states where permitted, in the past we offered the Premium Protection Plus death benefit rider (“Premium Protection Plus rider”) at the time the contract was issued. The Premium Protection Plus rider differs from the Premium Protection rider in that a withdrawal that is not an excess withdrawal does not decrease the GMDB amount up to the contract anniversary after the annuitant turns 85, after which time the GMDB amount is decreased for such withdrawals on a dollar for dollar basis, and the GMDB amount may step-up to your Contract Value on the seventh rider anniversary. In the future, we may, at our sole option, offer this rider to existing contracts, in which case it may be added on a contract anniversary. This rider is available only when purchased in conjunction with the GLWB (2012), GLWB (2011) or GLWB Plus rider described later in this prospectus. If you purchase this rider, you cannot have any other living benefit or death benefit rider except the GLWB (2012), GLWB (2011), GLWB Plus, a deferral credit rider or the 8-year guaranteed principal protection rider. You cannot purchase this rider once the annuitant is 71 years old.

Death Benefit.

With the Premium Protection Plus rider, the Death Benefit is the greater of (a) the Contract Value as of the effective date of the Death Benefit Adjustment or (b) the GMDB amount. The initial GMDB amount is equal to your initial purchase payment (excluding extra credits, if applicable). If we allow you to add the rider on a subsequent contract anniversary, the initial GMDB amount will be equal to the then current Contract Value. The GMDB amount is increased for additional purchase payments. You may take withdrawals up to your annual maximum annual withdrawal under your respective GLWB rider until the contract anniversary after the annuitant turns 85 without reducing the GMDB amount. Following the contract anniversary after the annuitant turns 85, withdrawals up to your maximum annual withdrawal under your GLWB rider reduce the GMDB amount dollar for dollar.

If your surviving spouse chooses to continue the contract under the spousal continuation option and becomes the sole owner and annuitant, the GMDB amount will be set equal to the Contract Value (after the application of any Death Benefit Adjustment) if it is greater than the current GMDB amount.

The Premium Protection Plus rider provides for a one-time step-up of the GMDB amount on the seventh rider anniversary. If, on the seventh rider anniversary, your Contract Value is greater than the GMDB amount, we will set your GMDB amount equal to your Contract Value.

Excess Withdrawals.

When computing the Premium Protection Plus rider Death Benefit, the GMDB amount is reduced by any excess withdrawals. An excess withdrawal is the amount a withdrawal exceeds the maximum annual withdrawal you may take under the GLWB rider you own. For example, assume the maximum annual withdrawal you may withdraw is $5,000 under your GLWB rider and in one contract year you withdraw $6,000. The $1,000 difference between the $6,000 withdrawn and the $5,000 maximum annual withdrawal limit would be an excess withdrawal. Allowable annual withdrawals begin under the GLWB riders when the annuitant reaches 59½, so any withdrawal before the annuitant is 59½ is an excess withdrawal.

Form 8563	41

An excess withdrawal will reduce the GMDB amount by the greater of (a) the same percentage the excess withdrawal reduces your Contract Value (i.e. pro-rata) or (b) the dollar amount of the excess withdrawal. For example, assume the annuitant is 65 and your GMDB amount is $100,000 at the beginning of the contract year and your maximum annual withdrawal under your GLWB rider is $5,000. Assume your Contract Value is $90,000 and you withdraw $6,000. First we process that portion of the withdrawal up to your maximum annual withdrawal, which is $5,000. Because the annuitant is less than 85 years old, your GMDB amount is not reduced for that portion of the withdrawal that is equal to your maximum annual withdrawal, $5,000. Your Contract Value decreases to $85,000. Then we process that portion of the withdrawal in excess of your maximum annual withdrawal under your GLWB rider, which is $1,000. Your GMDB amount will be reduced to $98,824, i.e. $100,000 x (1 — $1,000/$85,000) because the pro-rata reduction of $1,176 is greater than the dollar amount of your $1,000 excess withdrawal. Your Contract Value will be reduced to $84,000.

For another example, assume the same facts above except your Contract Value prior to the withdrawal is $120,000. After we process the maximum annual withdrawal portion of your withdrawal, $5,000, your GMDB amount remains $100,000 and your Contract Value is $115,000. After we process the portion of your withdrawal in excess of your maximum annual withdrawal, your GMDB amount will be reduced to $99,000 ($100,000 — $1,000) because the dollar for dollar reduction of $1,000 is greater than the pro-rata reduction of $870 ($1,000/$115,000 x $100,000). Your Contract Value will be reduced to $114,000.

Because the allowable annual withdrawals under the GLWB riders begin when the annuitant is 59½, any withdrawal under the contract prior to the annuitant reaching age 59½ is an excess withdrawal under the Premium Protection Plus rider. Since excess withdrawals may reduce your GMDB amount by an amount greater than the dollar value of your withdrawal, any withdrawals you take before the annuitant is 59½ may significantly reduce or eliminate the Death Benefit under this rider.

Charge.

There is an annual charge for the Premium Protection Plus rider of 0.45% of your GMDB amount. We may increase the charge for this rider on the seventh rider anniversary if your GMDB amount is set equal to your Contract Value. The new charge will be no higher than the then current charge for new issues of the rider or if we are not issuing the rider, a rate we declare, in our sole discretion. We guarantee the new charge will not exceed 0.90%. If we notify you of a charge increase effective upon the step-up on the seventh rider anniversary, you may decline to accept an increase in the charge for the rider by declining the step-up within 30 days in a form acceptable to us.

We reserve the right to lower the charge for this rider at any contract anniversary. If we do lower the charge for the rider, we reserve the right to increase the charge up to the original charge on any contract anniversary.

On each anniversary the charge for the Premium Protection Plus rider will be deducted on a pro rata basis in proportion to your current investment option allocations, but will not be deducted from the DCA account. We reserve the right to prorate the annual charge for the rider if (i) the annuitant dies, (ii) you surrender the contract, (iii) the rider is terminated due to the termination of your GLWB, or (iv) you annuitize your contract.

Termination.

If you choose the Premium Protection Plus rider, you cannot later discontinue it unless we otherwise agree. This rider will terminate if:

• your contract terminates according to its terms (unless otherwise provided in this rider);

• your GMDB amount is reduced to zero;

• your Contract Value goes to zero because of an excess withdrawal;

•  you enter the Lifetime Annuity Period under your GLWB rider because your Contract Value is reduced to zero (other than by an excess withdrawal);

•  your GLWB rider terminates;

• you annuitize your contract;

• the annuitant dies, except in the case of spousal continuation;

• you transfer or assign your contract or the benefits under the rider, except in the case of spousal continuation; or

• you exercise the 8-year guaranteed principal protection rider.

Since you may have the Premium Protection Plus rider only if you have the GLWB (2012), GLWB (2011) or GLWB Plus rider, any termination of your GLWB rider will automatically terminate the Premium Protection Plus rider as well. If you have purchased the Premium Protection Plus rider and violate the investment restrictions of your GLWB, both the GLWB rider and the Premium Protection Plus rider will be terminated.

Form 8563	42

Required Minimum Distributions (Qualified Contracts Only).

If you are required to take withdrawals from your contract under the Required Minimum Distribution regulations under the Code, we will allow you to take your Required Minimum Distribution (or “RMD”) for a given year without treating it as an excess withdrawal even if it exceeds your maximum annual withdrawal under your GLWB rider. Please note that RMDs are calculated on a calendar year basis and your maximum annual withdrawal under your GLWB rider is calculated on a contract year basis. Any RMD you take until the contract anniversary after the annuitant is 85 years old will not reduce the GMDB amount. Any RMD you take following the contract anniversary after the annuitant is 85 will reduce your GMDB amount dollar for dollar. Any withdrawals in a contract year that exceed your maximum annual withdrawal and your RMD will be considered excess withdrawals. You may withdraw your RMD under this rider without a surrender charge even if your RMD exceeds 10% of your Contract Value.

You will receive RMD treatment on or after January 1 of the first calendar year after your contract was issued. To elect monthly RMD treatment, you must provide Notice to us on or before January 25 of that calendar year and you must elect a monthly payment date on or before the 25th day of the month. If the date you elect is not the end of a Valuation Period (generally, a day when the NYSE is open), we will make the payment on, and as of, the end of the next applicable Valuation Period. If you elect monthly RMD treatment, we will pay you the greater of your RMD or your maximum annual withdrawal on a monthly basis each month. Once you elect monthly RMD treatment, you cannot revoke it. You may elect to not take a monthly withdrawal by providing Notice to us, but you will not be able to take that withdrawal later and still receive RMD treatment for it. If you do later take such withdrawal, it will be considered an excess withdrawal.

If you die and your spouse elects to continue the contract, your spouse may revoke monthly RMD treatment by providing Notice to us within 30 days of the later of the date of spousal continuation or December 31 of the calendar year in which you died. If your spouse revokes monthly RMD treatment, he or she may elect monthly RMD treatment in the future when he or she is required to take RMDs from the contract. If your spouse continues the contract, is eligible for monthly RMD treatment and does not revoke monthly RMD treatment, he or she will continue to receive monthly RMD treatment with the applicable RMD amount based upon the continuing spouse’s age beginning in the calendar year after you die.

We reserve the right to modify or eliminate RMD treatment if there is any change to the Code or regulations regarding RMDs, including guidance by the Internal Revenue Service. We will provide you 30 days written notice, when practicable, of any modifications to or termination of the RMD treatment with the Premium Protection rider.

Premium Protection Plus (Joint Life).

In those states where permitted, in the past we also offered a joint life version of the Premium Protection Plus rider (“Joint Premium Protection Plus”). The Joint Premium Protection Plus rider is the same as the Premium Protection Plus rider except as described below.

The Joint Premium Protection Plus rider is available only when purchased in conjunction with the Joint GLWB (2012), Joint GLWB (2011) or Joint GLWB Plus described later in this prospectus. If you purchase this rider, you cannot have any other rider except the Joint GLWB (2012), Joint GLWB (2011), Joint GLWB Plus, a deferral credit rider or the 8-year guaranteed principal protection rider.

Allowable annual withdrawals begin under the Joint GLWB (2012), Joint GLWB (2011) or Joint GLWB Plus rider when the youngest Participating Spouse reaches 59½, so any withdrawal before the youngest Participating Spouse is 59½ (including any RMD) is an excess withdrawal. Maximum annual withdrawals under the Joint GLWB (2012), Joint GLWB (2011) or Joint GLWB Plus are also based on the age of the youngest Participating Spouse, so the maximum amount you may withdraw under the Joint Premium Protection Plus rider will depend on the age of the youngest Participating Spouse. You are not eligible for RMD treatment with the Joint Premium Protection Plus rider until the youngest Participating Spouse is 59½ years old. (Please see the description of the Joint GLWB (2012), Joint GLWB (2011) or Joint GLWB Plus later in this prospectus for more details on the Participating Spouse.)

5% GMDBR80 Plus.

In those states where permitted, in the past we offered the 5% GMDBR80 Plus at the time the contract was issued. You cannot purchase this rider once the annuitant is 76 years old.

With the 5% GMDBR80 Plus, the death benefit is the greater of (a) the Contract Value as of the effective date of the Death Benefit Adjustment or (b) the GMDB amount. The initial GMDB amount is total net purchase payments made when you purchase the contract and within the first three months after the contract is issued. The GMDB amount is adjusted for withdrawals from the contract as described below and is increased by (i) additional purchase payments and (ii) an increase for each valuation period, until the annuitant attains age 80, at an effective annual rate of 5% for values in variable portfolios (other than the Fidelity® VIP Government Money Market Portfolio). Values in the Fidelity® VIP Government Money Market Portfolio or the Fixed Accumulation Account will accumulate at the lesser of 5% or the rate being credited to the Fidelity® VIP Government Money Market Portfolio or the Fixed Accumulation Account on those days in which the values

Form 8563	43

are so allocated. During the free look period, a different rate may apply in certain states. The total death benefit amount with 5% GMDBR80 Plus shall not exceed two times your total net purchase payments, adjusted for withdrawals.

Any withdrawals in a contract year equal to or less than 5% of the GMDB amount as of the beginning of that year will reduce the GMDB amount and the maximum death benefit amount by the amount of such withdrawals. Any withdrawals in a contract year in excess of 5% of the GMDB amount as of the beginning of that year will reduce the GMDB and maximum death benefit amounts pro rata. In other words, under the pro rata adjustment, the guaranteed minimum death benefit amount and the maximum death benefit amount will both be reduced by the same percentage that the Contract Value was reduced because of the withdrawal in excess of 5%. There is an additional annual charge for this option of 0.45% of the 5% GMDBR80 Plus amount.

Gain Enhancement Benefit.

In those states where permitted, we offer Gain Enhancement Benefit (“GEB”) riders at the time the contract is issued. You cannot purchase these riders once the annuitant is 76 years old. This benefit will never exceed $1,000,000. With the GEB option, the following amount will be added to any other amount payable upon the annuitant’s death:

• 25% of the lesser of (a) two times net purchase payments less pro rata withdrawals or (b) the total Contract Value on the date of death minus net purchase payments less pro rata withdrawals; or

• 40% of the lesser of (a) two and a half times net purchase payments less pro rata withdrawals, or (b) the total Contract Value on the date of death minus net purchase payments less pro rata withdrawals. This is the GEB “Plus.”

For the regular GEB option, there is an additional annual charge of 0.15% of the Contract Value (or 0.30% if the annuitant is age 71 to 75 when your contract is issued). If you choose the GEB “Plus,” the charge is 0.30% of the Contract Value (or 0.60% for issue ages 71 to 75). After the contract has been in effect for 6 months, any purchase payments made within 6 months before the date of death will not be included for calculating the amount of this benefit. You may choose GEB in addition to one of the other death benefit options. If you choose GEB, you cannot later discontinue it. That means even if the GEB will be of no further benefit to you, you will continue to be charged for it.

Summary.

The following is a summary of the currently available optional death benefit riders. For complete details on the riders, see the individual descriptions above.

Optional Rider	Features	Who may want to consider the Rider	Charge
Annual Stepped-Up Death Benefit

• Guarantees that the death benefit will be the greater of total purchase payments or the highest contract anniversary value.

• Increases the death benefit to the contract value, adjusted for subsequent purchase payments and withdrawals.

• Stops accumulating at contract anniversary after annuitant’s 85th birthday.

• Cannot purchase once the annuitant is 76.

		Those who wish to protect their death benefit from market downturns by locking in gains on every contract anniversary.	0.25% (maximum and current)
Combo Death Benefit

• Guarantees a death benefit equal to the highest contract anniversary value prior to the annuitant’s 81st birthday or purchase payments earning 6% simple interest annually.

• Stops accumulating at contract anniversary after annuitant’s 80th birthday.

• Adjusted pro-rata for all withdrawals.

• Cannot purchase once the annuitant is 76.

• Investment restrictions.

		Those who wish to protect their death benefit from market downturns.	1.50% (maximum) 0.65% annually; assessed 0.1625% quarterly (current)

Form 8563	44

Premium Protection (Single Life)

• Guarantees a death benefit equal to your purchase payments, adjusted for withdrawals.

• Adjusted dollar for dollar on annual withdrawals that do not exceed the allowable withdrawals under the GLWB (2012), GLWB (2011), GLWB Plus.

• Reduced by the greater of the excess dollar amount of the withdrawal or the pro rata reduction for any withdrawals that are excess withdrawals under the GLWB (2012), GLWB (2011), GLWB Plus.

• Continues if Contract Value is reduced to zero.

• Cannot purchase once the annuitant is 76.

• Sold only in conjunction with GLWB (2012), GLWB (2011), GLWB Plus.

		Those who want to ensure, through the GLWB (2012), GLWB (2011), GLWB Plus and this rider, the return of their original principal.	For issues ages through 70: 0.10% (maximum and current) For issue ages 71-75: 0.25% (maximum and current)

Premium Protection (Joint Life)	• Like Premium Protection except for the following: o Sold only in conjunction with Joint GLWB (2012), Joint GLWB (2011), Joint GLWB Plus.	Those who want to ensure, through the Joint GLWB (2012), Joint GLWB (2011), Joint GLWB Plus and this rider, the return of their original principal.	For issues ages through 70: 0.10% (maximum and current) For issue ages 71-75: 0.25% (maximum and current)

GEB

• Pays an additional death benefit of 25% of the lesser of (a) two times net purchase payments less pro rata withdrawals or (b) total Contract Value on the date of death minus net purchase payments less pro rata withdrawals.

• Benefit will never exceed $1,000,000.

• Cannot purchase once the annuitant is 76 years old.

		Those who wish to maximize the amount left to their beneficiaries	For issue ages through 70: 0.15% (maximum and current) For issues ages 71-75: 0.30% (maximum and current)
GEB Plus

• Pays an additional death benefit of 40% of the lesser of (a) 2½ times net purchase payments less pro rata withdrawals or (b) total Contract Value on the date of death minus net purchase payments less pro rata withdrawals.

• Benefit will never exceed $1,000,000.

• Cannot purchase once the annuitant is 76 years old.

		Those who wish to maximize the amount left to their beneficiaries	For issue ages through 70: 0.30% (maximum and current) For issues ages 71-75: 0.60% (maximum and current)

Annuity Period

Annuity Payout Date

Annuity payments begin on the annuity payout date. You may select this date when the contract is issued. It must be at least 30 days after the contract date. You may change it at any time by providing Notice to us prior to the earlier of (i) the annuitant’s death or (ii) the annuity payout date. Generally, for contracts applied for on or after May 1, 2016, the contract

Form 8563	45

restricts the annuity payout date to not later than the contract anniversary following the annuitant’s 95th birthday. For contracts applied for before May 1, 2016, the contract restricts the annuity payout date to not later than the first of the month following the annuitant’s 90th birthday. Variations in the annuity payout date apply based on state of issue and application or issue date. Contact us or your registered representative for more information. This restriction may be modified by applicable state law, or we may agree to waive it or to allow the annuitant to defer receiving annuity payments. If you choose to defer receiving annuity payments, unless a rider provides otherwise, your contract will no longer qualify for any guaranteed living benefit or the Death Benefit Adjustment upon the death of the Annuitant.

The contracts include our guarantee that we will pay annuity payments for the lifetime of the annuitant (and any joint annuitant) in accordance with the contract’s annuity rates, no matter how long you live.

Once annuity payments begin, you may not surrender the contract for cash except that, upon the death of the annuitant, the beneficiary may surrender the contract for the commuted value of any remaining period-certain payments.

Annuity Options

You may elect one or more of the following annuity options. You may change the election any time before the annuity payout date. The variable part of the Contract Value will be used to provide a variable annuity and the fixed portion of the contract will be used to provide a fixed annuity, unless you elect otherwise.

Option 1(a):

Life Annuity with installment payments for the lifetime of the annuitant. (The contract has no more value after the annuitant’s death). Under this annuity option, it is possible to receive only one annuity payment.

Option 1(b):	Life Annuity with installment payments guaranteed for five years and then continuing during the remaining lifetime of the annuitant.

Option 1(c):	Life Annuity with installment payments guaranteed for ten years and then continuing during the remaining lifetime of the annuitant.

Option 1(d):

Installment Refund Life Annuity with payments guaranteed for a period certain and then continuing during the remaining lifetime of the annuitant. The number of period-certain payments is equal to the amount applied under this option divided by the amount of the first payment.

Option 2(a):

Joint & Survivor Life Annuity with installment payments during the lifetime of the annuitant and then continuing during the lifetime of a contingent annuitant. (The contract has no more value after the second annuitant’s death.) Under this annuity option, it is possible to receive only one annuity payment.

Option 2(b):	Joint & Survivor Life Annuity with installment payments guaranteed for ten years and then continuing during the remaining lifetime of the annuitant or a contingent annuitant.

We may agree to other settlement options.

Unless you direct otherwise, we will apply the Contract Value as of the annuity payout date to provide annuity payments pro-rata from each Fund in the same proportion as the Contract Values immediately before the annuity payout date.

Generally, for contracts applied for on or after May 1, 2016, if no election is in effect on the annuity payout date and the contract is a tax-qualified contract, we will apply Contract Value under Option 1(b) with the beneficiary as payee for any remaining period-certain installments payable after the death of the annuitant. If no election is in effect on the annuity payout date and the contract is not a tax-qualified contract, we will apply Contract Value under Option 1(c) with the beneficiary as payee for any remaining period-certain installments payable after the death of the annuitant. For contracts applied for before May 1, 2016, if no election is in effect on the annuity payout date, we will apply Contract Value under Option 1(c) with the beneficiary as payee for any remaining period-certain installments payable after the death of the

Form 8563	46

annuitant. Variations apply based on state of issue and application or issue date. Contact us or your registered representative for more information. The Pension Reform Act of 1974 might require certain contracts to provide a Joint and Survivor Annuity. If the contingent annuitant is not related to the annuitant, Options 2(a) and 2(b) are available only if we agree.

Determination of Amount of the First Variable Annuity Payment

To determine the first variable annuity payment we apply the Contract Value for each Fund in accordance with the contract’s settlement option tables. We divide the account value by $1,000 and then multiply the result by the applicable factor in the contract’s settlement option tables. The rates in those tables depend upon the annuitant’s (and any contingent annuitant’s) age and sex and the option selected. The annuitant’s sex is not a factor in contracts issued to plans sponsored by employers subject to Title VII of the Civil Rights Act of 1964 or similar state statutes. We determine the value to be applied at the end of a valuation period (selected by us and uniformly applied) not more than 10 valuation periods before the annuity payout date.

If the amount that would be applied under an option is less than $5,000, we will pay the Contract Value to the annuitant in a single sum. If the first periodic payment under any option would be less than $100, we may change the frequency of payments so that the first payment is at least $100.

Annuity Units and Variable Payments

After your first annuity payment, later variable annuity payments will vary to reflect the investment performance of your Funds. The amount of each payment depends on the number of your annuity units. To determine the number of annuity units for each Fund, divide the dollar amount of the first annuity payment from each Fund by the value of that Fund’s annuity unit. This number of annuity units remains constant during the annuity payment period unless you transfer among Funds.

We set the annuity unit value for each Fund for the valuation period when the first variable annuity was calculated for these contracts. The annuity unit value for each later valuation period equals the annuity unit value for the immediately preceding valuation period multiplied by the net investment factor for such later valuation period and by a factor (0.999919 for a one-day valuation period) to neutralize an 3% assumed interest rate. A higher interest assumption would mean a higher initial annuity payment but a more slowly rising series of subsequent annuity payments if annuity unit values were increasing (or a more rapidly falling series of subsequent annuity payments if annuity unit values were decreasing). A lower interest assumption would have the opposite effect. If the actual net investment rate were equal to the assumed interest rate, annuity payments would stay level.

The dollar amount of each later variable annuity payment equals your constant number of annuity units for each Fund multiplied by the value of the annuity unit for the valuation period.

Transfers During Annuity Payout

After annuity payments have been made for at least 12 months, the annuitant can change the Funds on which variable annuity payments are based. There is no transfer fee during annuity payout. Transfers may not be made between guaranteed and variable accounts during annuity payout. You may change the underlying Funds by providing Notice to us in writing at our home Office. Upon receipt of your request, we will change that portion of the periodic variable annuity payment as you direct to reflect the investment results of different Funds. To do this, we convert the number of annuity units being changed to the number of annuity units of the Funds to which you are changing. If an annuity payment is already in process at the time we receive your request to change the Fund allocations, the change will not be reflected in your next annuity payment. It will be reflected in the payment received thereafter.

Optional Living Benefit Riders

Optional Guaranteed Principal Protection (“GPP”)

In those states where permitted, we may offer the GPP rider when you apply for the contract. We may, at our sole option, also offer the GPP rider to existing contracts, in which case it may be added on a contract anniversary, if the annuitant is then under age 80. GPP is not available when your contract includes any GLWB.

If you continue the GPP rider until the end of its 10-year term, and do not make any withdrawals, we guarantee that your eligible Contract Value will not be less than it was at the beginning of the 10-year term. On the last day of the 10-year term, we will add an amount to your total Contract Value to increase it to the “guaranteed principal amount” if the eligible

Form 8563	47

Contract Value at the end of the 10-year term is less than the guaranteed principal amount. The guaranteed principal amount is the Contract Value:

(a) as of the first day of the rider’s term or

(b) the amount in (a) plus the total of any purchase payments made in the first 6 months if the rider was included in the contract when you purchased the contract,

(c) reduced pro rata for any withdrawals you made.

Contract Value attributable to purchase payments made after the rider is added (or after the first 6 months if the rider is included when the contract was issued) are not included in the guaranteed principal amount and do not count as part of your eligible Contract Value at the end of the term for purposes of determining the benefit amount.

Any guarantees under the contract that exceed the value of your interest in the separate account VAA, such as those associated with the GPP, are paid from our general account (not the VAA). Therefore, any amounts that we may pay under the contract in excess of your interest in the VAA are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations.

The charge for the GPP rider is made on each contract anniversary at the rate of 0.55% of the average of your guaranteed principal amount at the beginning and the end of each contract year. This charge will discontinue if the GPP rider is terminated. However, if the GPP is terminated because you stop using a model, a full annual rider charge will be assessed without being prorated to the date of termination.

At the end of the 10-year term, you may reset the rider for another 10-year term if the annuitant is then under age 80. The guaranteed principal amount under the new GPP 10-year term will be your total Contract Value as of the end of the 10-year term then ended, including any amount we then add pursuant to the earlier GPP 10-year term, subject to adjustment for any withdrawals. You may also reset the GPP rider’s guaranteed principal amount at the current Contract Value on any contract anniversary after the rider has been in effect for at least 5 years (if the annuitant is then under age 80). This starts a new 10-year rider term. If the annuitant dies during the 10-year term, and his or her spouse continues the contract, the GPP rider may also be continued.

In those states where permitted, we offer the GPP (2012) rider. GPP (2012) is identical to the GPP except for the investment restrictions and the charge. Once the GPP (2012) is available, you may not purchase the GPP. Neither the GPP (2012) nor the GPP is available when your contract includes any GLWB rider.

Effective March 3, 2017, in order to have the GPP (2012) rider, you must allocate your purchase payments and Contract Value in accordance with the Fund Category requirements described in “Investment Restrictions for Certain Optional Riders.” If you purchased the GPP (2012) rider prior to March 3, 2017, these revised requirements will only apply to you if you make additional purchase payments or transfer requests. You may not allocate purchase payments or Contract Value to the Fixed Accumulation Account. You may allocate purchase payments to the Enhanced DCA account and transfer amounts in accordance with the investment restrictions. If you cease to comply with the requirements described in “Investment Restrictions for Certain Optional Riders,” we will terminate your GPP (2012) rider. If the rider is so terminated, a prorated annual rider charge will be assessed.

If you choose the GPP (2012) rider, there is an annual charge of 0.65% of the average of your guaranteed principal amount at the beginning and the end of each contract year (0.45% for riders applied for before November 16, 2015). We may increase the charge for the GPP (2012) on any contract anniversary that you reset the rider. That means if you never reset your GPP (2012), we will not increase your charge. The new charge will be no higher than the then current charge for new issues of this rider or if we are not issuing this rider, a rate we declare, in our sole discretion. We guarantee the new charge will not exceed 1.30% of the average of your guaranteed principal amount at the beginning and the end of each contract year (0.90% for riders applied for before November 16, 2015).

Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”) Riders

This section describes the optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”) riders that we offer. Not all of the riders may be available in all states. You may only have one of the GLWB riders on your contract.

Subject to the conditions described below, the GLWB riders provide a guaranteed level of withdrawals from your contract in each contract year for the lifetime of the annuitant beginning when the annuitant is age 59½. The GLWB riders may help protect you from the risk that you may outlive your income.

Form 8563	48

GLWB (2012) and GLWB Plus

In those states where permitted, we offer the GLWB Plus rider when you apply for the contract. The GLWB (2012) rider is not available for purchase on or after May 1, 2012. In the future we may, at our sole option, offer the GLWB Plus rider to existing contracts, in which case it may be added on a contract anniversary. You may not have the GLWB (2012) rider if you have any rider, other than the annual stepped-up death benefit, Premium Protection death benefit, Premium Protection Plus death benefit or one of the deferral credit riders. You may not purchase the GLWB Plus rider if you have any rider, other than the annual stepped-up death benefit, Premium Protection death benefit, Premium Protection Plus death benefit, one of the deferral credit riders or the 8-year guaranteed principal protection rider. You may not purchase the GLWB Plus rider once the annuitant is 86 years old.

Any guarantees under the contract that exceed the value of your interest in the separate account VAA, such as guarantees associated with the GLWB (2012) or GLWB Plus riders, are paid from our general account (not the VAA). Therefore, any amounts that we may pay under the contract in excess of your interest in the VAA are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other policyholder obligations.

With the GLWB (2012) and GLWB Plus riders, you may take annual withdrawals up to a maximum amount regardless of your Contract Value and without a surrender charge. The maximum annual withdrawals you may take are determined by applying a percentage to a value we refer to as the GLWB base. The percentage you may take is set at the time of your first withdrawal under the rider and is based on the annuitant’s age bracket. The higher the annuitant’s age bracket at the time of the first withdrawal, the larger the allowable withdrawal percentage will be. Unlike the GLWB base, the percentage can only change in limited circumstances. The GLWB base, which is described below, is recalculated at least annually, so the maximum annual withdrawals you may take can change every contract year. Certain of your actions can increase or decrease the GLWB base, which would affect your maximum annual withdrawals. These actions include making additional purchase payments, not taking withdrawals, taking withdrawals before age 59½ or taking more than the maximum annual withdrawals.

GLWB base.

The initial GLWB base is equal to your initial net purchase payment (excluding any extra credits, if applicable) if the rider is added when the contract is issued. If the rider is added after your contract is issued, the initial GLWB base is equal to your Contract Value when the rider is added. The GLWB base is increased dollar for dollar by purchase payments when made and decreased for “excess withdrawals” as described below. (If you make an additional purchase payment on the day the rider is added, the GLWB base will be increased by the additional purchase payment.) Withdrawals that do not exceed the maximum annual withdrawals allowed under this rider will not decrease the GLWB base but will decrease your Contract Value, the Death Benefit under your contract, the optional annual stepped-up death benefit or Premium Protection death benefit rider and the guaranteed principal amount under the 8-year guaranteed principal protection rider. We reserve the right to limit or not allow additional purchase payments to contracts with the GLWB (2012) or GLWB Plus.

On each contract anniversary, the GLWB base is reset to the greatest of (a) the GLWB base as of the previous contract anniversary plus subsequent net purchase payments (excluding any extra credits, if applicable), adjusted for any excess withdrawals, (b) the then-current Contract Value, after deducting any applicable charges for the contract or any rider you have, (also called the “step-up base”) or (c) the “annual credit base” described below. If we notify you that the charge for the GLWB (2012) or GLWB Plus will be increased upon a reset to the step-up base, you have a right to opt out of the reset to the step-up base within 30 days after your contract anniversary. See the Charge section below for more information.

The GLWB base is used solely for the purpose of calculating benefits under the GLWB (2012) or GLWB Plus rider. It does not provide a Contract Value or guarantee performance of any investment option.

Annual credit base.

With the GLWB (2012) and GLWB Plus, there is a ten-year period called the “annual credit period” that begins on the date the rider is issued. During the annual credit period, you may be eligible for the annual credit base, which provides a credit to your GLWB base of 6% simple interest (for GLWB Plus riders applied for on or after March 25, 2013) of the “Annual Credit Calculation Base” for each year you do not take any withdrawals. (The 6% simple interest is referred to as an annual credit.) You will start a new ten-year annual credit period on each contract anniversary the GLWB base is set equal to the step-up base. If your GLWB base is not set equal to the step-up base, you will not start a new ten-year annual credit period. If you take a withdrawal from your contract during the annual credit period, you will not be eligible for any annual credit for the year in which you took the withdrawal.

The annual credit base on a rider anniversary is equal to:

(a) the GLWB base as of the prior contract anniversary, plus

Form 8563	49

(b) net purchase payments (excluding any extra credits, if applicable) made during the prior contract year, plus

(c) 6% of the Annual Credit Calculation Base.

The Annual Credit Calculation Base is the amount to which the 6% annual credit rate is applied. The Annual Credit Calculation Base is equal to the GLWB base at the beginning of the annual credit period, increased for any additional net purchase payments (excluding any extra credits, if applicable) made since the beginning of the annual credit period. If the GLWB base is adjusted due to an excess withdrawal and is less than the Annual Credit Calculation Base, the Annual Credit Calculation Base will be lowered to the GLWB base at that time.

For GLWB Plus riders applied for between December 3, 2012 and March 25, 2013, the annual credit is 7%. For GLWB Plus riders applied for before December 3, 2012 and for GLWB (2012) riders, the annual credit is 8%.

We reserve the right to change the annual credit rate for the GLWB Plus on new contracts issued in the future.

Deferral Credit Rider.

In the past, we issued a deferral credit rider, at no charge, with the GLWB (2012) or GLWB Plus at the time the riders were issued. For contracts applied for before May 1, 2012, if you purchased the GLWB Plus, we issued a deferral credit rider without age requirements. With this rider, if you take no withdrawals in the first ten contract years the GLWB Plus rider is in effect, we guarantee that your GLWB base on your tenth rider anniversary will be at least:

(a) 200% of an amount equal to (i) your initial GLWB base plus (ii) total net subsequent purchase payments (excluding any extra credits, if applicable) made in the first contract year the rider is in effect, plus

(b) any net purchase payments (excluding any extra credits, if applicable) made in the second through tenth years; plus

(c) any annual credits (as described above in Annual Credit Base) that you may earn on any net purchase payments (excluding any extra credits, if applicable) made in the second through the tenth year.

For example, if your initial purchase payment is $100,000, you make no additional purchase payments and you take no withdrawals, we guarantee your GLWB base on the tenth rider anniversary will be at least $200,000. In this example, if you make an additional purchase payment of $100,000 in year one, we guarantee your GLWB base on the tenth rider anniversary will be at least $400,000. If you also make an additional purchase payment in year three of $50,000, we guarantee your GLWB base on the tenth rider anniversary will be at least $482,000, which is 200% of ($100,000 initial purchase payment + $100,000 additional purchase payment in year one) + $50,000 additional purchase payment in year three + $32,000 (8% annual credits earned on the $50,000 additional purchase payment for years three through ten).

There is no additional annual charge for the deferral credit rider without age requirements.

If you applied for your contract between May 1, 2012 and December 3, 2012 and purchased the GLWB Plus or if you purchased the GLWB (2012), we issued a deferral credit rider with age requirements. With this deferral credit rider, if you take no withdrawals until the later of (i) the rider anniversary immediately following the annuitant’s 70th birthday (youngest Participating Spouse’s 70th birthday with the Joint GLWB Plus or Joint GLWB (2012)) or (ii) your tenth rider anniversary, we guarantee that your GLWB base on the later of such dates will be at least:

(a) 200% of an amount equal to (i) your initial GLWB base plus (ii) total net subsequent purchase payments made in the first contract year the rider is in effect, plus

(b) any net purchase payments made after the first contract year the rider is in effect; plus

(c) any annual credits (as described above in Annual Credit Base) that you may earn on any net purchase payments made after the first contract year the rider is in effect.

There is no additional annual charge for the deferral credit rider with age requirements.

Excess withdrawals.

The GLWB base is reduced by any excess withdrawals. An excess withdrawal is the amount a withdrawal exceeds the maximum annual withdrawal under the GLWB (2012) or GLWB Plus rider. For example, assume the maximum annual withdrawal you may withdraw is $5,000 under the GLWB (2012) or GLWB Plus rider and in one contract year you withdraw $6,000. The $1,000 difference between the $6,000 withdrawn and the $5,000 maximum annual withdrawal limit would be an excess withdrawal. An excess withdrawal will reduce your GLWB base by the greater of (a) the same percentage the excess withdrawal reduces your Contract Value (i.e. pro-rata) or (b) the dollar amount of the excess withdrawal.

For example, assume your GLWB base is $100,000 at the beginning of the contract year and your withdrawal percentage is 5%, so your maximum annual withdrawal is $5,000. That means you can withdraw $5,000 without it affecting your GLWB base. Assume your Contract Value is $90,000 and you withdraw $6,000. First we process that portion of the withdrawal up

Form 8563	50

to your maximum annual withdrawal, which is $5,000. Your GLWB base remains $100,000 and your Contract Value decreases to $85,000. Then we process that portion of the withdrawal in excess of your maximum annual withdrawal, which is $1,000. Because you have already taken your maximum annual withdrawal, the $1,000 withdrawal will reduce the GLWB base. Your GLWB base will be reduced to $98,824, i.e. $100,000 x (1 — $1,000/$85,000) because the pro-rata reduction of $1,176 is greater than the dollar amount of your $1,000 excess withdrawal. Your Contract Value will be reduced to $84,000.

For another example, assume the same facts above except your Contract Value prior to the withdrawal is $120,000. After we process the maximum annual withdrawal portion of your withdrawal, $5,000, your GLWB base remains $100,000 and your Contract Value is $115,000. After we process the portion of your withdrawal in excess of your maximum annual withdrawal, your GLWB base will be reduced to $99,000 ($100,000 — $1,000) because the dollar for dollar reduction of $1,000 is greater than the pro-rata reduction of $870 ($1,000/$115,000 x $100,000). Your Contract Value will be reduced to $114,000.

Because the allowable annual withdrawals under the GLWB (2012) and GLWB Plus riders begin when the annuitant is 59½, any withdrawal under the contract prior to the annuitant reaching age 59½ is an excess withdrawal. Since excess withdrawals reduce your GLWB base by the greater of pro-rata or the dollar amount of the excess withdrawal, any withdrawals you take before the annuitant is 59½ may significantly reduce or eliminate the lifetime maximum annual withdrawals under this rider.

Maximum Annual Withdrawals.

The maximum amount you may withdraw in a contract year under the GLWB (2012) or GLWB Plus riders without reducing your GLWB base is based upon the annuitant’s age when withdrawals begin. The maximum amount you may withdraw in a contract year under the GLWB (2012) rider is equal to the following withdrawal percentages multiplied by the “GLWB base”:

Annuitant’s Age	Maximum Annual Withdrawal %
59½ to 64	4.00%
65 to 74	5.00%
75 to 79	5.50%
80 to 84	6.00%
85+	6.50%

The maximum amount you may withdraw in a contract year under the GLWB Plus rider without reducing your GLWB base is equal to the maximum annual withdrawal percentage multiplied by the GLWB base. For GLWB Plus riders applied for on or after May 1, 2013, the maximum amount you may withdraw in a contract year under the GLWB Plus rider is equal to the following withdrawal percentages multiplied by the “GLWB base”:

Annuitant’s Age	Maximum Annual Withdrawal %
59½ to 64	4.00%
65 to 69	4.50%
70 to 74	5.00%
75 to 79	5.50%
80 to 84	6.25%
85+	7.00%

For GLWB Plus riders applied for on or after March 25, 2013 and before May 1, 2013, the maximum amount you may withdraw in a contract year under the GLWB Plus rider is equal to the following withdrawal percentages multiplied by the “GLWB base”:

Annuitant’s Age	Maximum Annual Withdrawal %
59½ to 64	4.00%
65 to 74	4.50%
75 to 79	5.50%
80 to 84	6.25%
85+	7.00%

Form 8563	51

For GLWB Plus riders applied for on or after August 20, 2012 and before March 25, 2013, the maximum amount you may withdraw in a contract year under the GLWB Plus rider is equal to the following withdrawal percentages multiplied by the “GLWB base”:

Annuitant’s Age	Maximum Annual Withdrawal %
59½ to 64	4.00%
65 to 74	5.00%
75 to 79	5.50%
80 to 84	6.25%
85+	7.00%

For GLWB Plus riders applied for on or after May 1, 2012 and before August 20, 2012, the maximum amount you may withdraw in a contract year under the GLWB Plus rider is equal to the following withdrawal percentages multiplied by the “GLWB base”:

Annuitant’s Age	Maximum Annual Withdrawal %
59½ to 64	4.10%
65 to 74	5.10%
75 to 79	5.75%
80 to 84	6.25%
85+	7.00%

For GLWB Plus riders applied for prior to May 1, 2012, the maximum amount you may withdraw in a contract year under the rider without reducing your GLWB base is equal to the following withdrawal percentages multiplied by the GLWB base:

Annuitant’s Age	Maximum Annual Withdrawal %
59½ to 64	4.25%
65 to 74	5.25%
75 to 79	6.00%
80 to 84	6.50%
85+	7.00%

In the future, we may offer GLWB Plus riders that have different maximum annual withdrawal percentages.

After you start taking withdrawals, the maximum percentage you may withdraw will not automatically increase to a higher percentage when the annuitant reaches a higher age bracket. Your maximum withdrawal percentage will only increase, based on the annuitant’s then current age, on any contract anniversary on which the GLWB base has been increased to the step-up base as described above under “GLWB base.” You may opt out of a reset to the step-up base and avoid an increase in the rider’s charge, but you will then no longer be eligible for any further resets of the GLWB base to the step-up base. If you opt-out, you will also no longer be eligible for any increases in the maximum annual withdrawal percentages based on the annuitant’s age.

Any withdrawal you take before the annuitant is 59½ is an excess withdrawal and reduces the GLWB base by the greater of the pro-rata or dollar amount of the excess withdrawal. It does not affect the maximum percentage you may withdraw once you take your first withdrawal after the annuitant is 59½.

You may withdraw the maximum annual withdrawal amount under the GLWB (2012) or GLWB Plus rider without a surrender charge even if the maximum annual withdrawal amount exceeds 10% of your Contract Value. We reserve the right to charge a withdrawal fee of up to the lesser of 2% of the amount withdrawn or $15 per withdrawal for withdrawals in excess of 14 in a contract year. We are not currently charging this fee. If charged, this fee would be assessed against your Contract Value and would not affect the amount you withdraw at that time.

Withdrawals under the GLWB (2012) or the GLWB Plus will be deducted pro-rata from the investment options you have selected.

Please note that if you have the annual stepped-up death benefit, any withdrawals you take under the GLWB (2012) or GLWB Plus (including maximum annual withdrawals) reduce the death benefit pro-rata. Therefore, you should carefully consider whether the annual stepped-up death benefit is appropriate for you.

Form 8563	52

Example.

Please see Appendix C for a detailed example of how the annual credit base and withdrawals work with the GLWB (2012) and GLWB Plus.

Lifetime Annuity Period.

During the Lifetime Annuity Period, we will pay you monthly payments in an annual amount equal to the then current annual withdrawal amount you may take under the GLWB (2012) or GLWB Plus rider for the lifetime of the annuitant. Once you enter the Lifetime Annuity Period, we will not accept any additional purchase payments and you will no longer be eligible for any further increases in the GLWB base. Furthermore, except as expressly stated in the Premium Protection death benefit rider or the Premium Protection Plus death benefit rider, the contract will only provide the benefits under the GLWB (2012) or GLWB Plus rider.

You will enter the “Lifetime Annuity Period” when (a) the annuitant is at least 59½ years old and (b) the earlier of (i) the day your Contract Value goes to zero other than because of an excess withdrawal (such as due to a decline in market value or an allowable withdrawal) or (ii) the contract anniversary immediately following the annuitant’s 95th birthday.

When you enter the Lifetime Annuity Period, we will immediately make a payment to you equal to the excess, if any, of your maximum annual withdrawal over the total withdrawals you have taken during that contract year. If you were taking systematic withdrawals, your payments will continue until you have reached your maximum annual withdrawal for the contract year. Then, you will begin receiving the lifetime annuity on the first day of the month following the first contract anniversary in the Lifetime Annuity Period.

If your Contract Value goes to zero other than because of an excess withdrawal before the annuitant is 59½ years old, the Lifetime Annuity Period is deferred until the annuitant reaches age 59½. In determining whether your Contract Value goes to zero because of an excess withdrawal, we will first calculate your Contract Value for that valuation period and then determine the effect of an excess withdrawal on your Contract Value. If a decline in market value and the then allowable withdrawal reduce your Contract Value to zero on a day you requested an excess withdrawal, we will not pay you the excess withdrawal since you do not have any Contract Value left based upon the non-excess portion of your requested withdrawal. You will, however, still be eligible to enter the Lifetime Annuity Period. If the excess withdrawal reduces your Contract Value to zero, you will not be eligible to enter the Lifetime Annuity Period and your rider will terminate.

For example, assume your allowable withdrawal is $5,000, your Contract Value is $5,500 and you request a withdrawal of $6,000. Further assume on the day you request the withdrawal, your Contract Value declines by $500. We first process the change in Contract Value due to the market and the allowable withdrawal, which reduces your Contract Value to zero ($5,500 — $500 market decline — $5,000 allowable withdrawal). You cannot take the $1,000 excess withdrawal since your Contract Value is zero, but you will be eligible to enter the Lifetime Annuity Period and receive monthly payments equal to one-twelfth of your current maximum annual withdrawal.

Now assume your allowable withdrawal is $5,000, your Contract Value is $6,000 and you request a withdrawal of $6,000. Also assume on the day you request the withdrawal, your Contract Value declines by $500. We first process the change in Contract Value due to the market and the allowable withdrawal, which reduces your Contract Value to $500 ($6,000 — $500 market decline — $5,000 allowable withdrawal). We then process the excess withdrawal. Since your Contract Value is $500, you may only take another $500. Because the $500 is an excess withdrawal, we will assess a surrender charge, if applicable, against that amount and you would receive less than the additional $500. The excess withdrawal reduces your Contract Value to zero; therefore, you will not be eligible to enter the Lifetime Annuity Period. You should carefully consider any withdrawal that may totally deplete your Contract Value and should talk to your registered representative to determine whether the withdrawal would be appropriate for you.

Generally, for riders applied for before May 1, 2016, with the GLWB (2012) or GLWB Plus rider, we will delay the annuity payout date under your contract to the contract anniversary immediately following the annuitant’s 95th birthday. This does not affect the termination of, or extend, any Death Benefit under the contract or other rider unless expressly stated in the rider. In lieu of the benefits under the GLWB (2012) or GLWB Plus rider, you may annuitize under the terms of your contract or under the terms of any single premium, immediate fixed annuity we offer based upon your Contract Value at that time. We will notify you at least 90 days in advance of your annuitization. At that time you may ask us what other options are available to you.

If you elect the lifetime annuity payout option and there is Contract Value remaining in your annuity, you should ask us about the alternative immediate fixed annuity options that we might have generally available for sale at that time. It is possible that one of those alternative fixed annuity options might pay you a higher stream of income or otherwise better fit your circumstances and needs. We will be happy to provide you with whichever immediate fixed annuity option you choose.

You should consult with your registered representative to determine which payout option is best for you.

Form 8563	53

Charge.

If you have the GLWB (2012) rider, there is an annual charge of 1.05% of the GLWB base. If you choose the GLWB Plus rider, there is an annual charge of 1.05% of the GLWB base (0.95% for riders applied for before May 1, 2013). The charge for the GLWB (2012) or GLWB Plus rider ends when you begin the Lifetime Annuity Period or the rider terminates. (See “Termination” below.) We may increase the charge for the GLWB (2012) or GLWB Plus rider on any contract anniversary that your GLWB base is reset to the step-up base once the rider reaches the third anniversary. That means if your GLWB base is never increased to the step-up base, we will not increase your charge. The new charge will not be higher than the then current charge for new issues of this rider or if we are not issuing the rider, a rate we declare, in our sole discretion. For the GLWB (2012), we guarantee the new charge will not exceed 2.10% of the GLWB base. For the GLWB Plus, we guarantee the new charge will not exceed 2.00% of the GLWB base.

You may opt out of a reset to the step-up base and avoid an increase in the charge, but you will then no longer be eligible for any further resets of the GLWB base to the step-up base. If you opt-out, you will also no longer be eligible for any increases in the maximum annual withdrawal percentages based on the annuitant’s age. To opt-out of an increase in the charge, you must notify us in writing, or in any other manner acceptable to us, within 30 days of the contract anniversary.

We reserve the right to lower the charge for the GLWB (2012) or GLWB Plus rider at any contract anniversary. If we do lower the charge for the rider, we reserve the right to increase the charge up to the original charge on any contract anniversary.

On each anniversary the charge for your GLWB rider will be deducted on a pro rata basis in proportion to your current investment option allocations, but will not be deducted from the DCA account. We reserve the right to prorate the annual charge for the rider if (i) the annuitant dies, (ii) you surrender the contract, (iii) the rider is terminated for any reason, or (iv) you annuitize your contract.

Investment Restrictions.

Effective March 3, 2017, in order to have the GLWB (2012) rider, you must allocate any variable account portion of your purchase payments and Contract Value to (a) one of ON Moderately Conservative Model Portfolio, ON Balanced Model Portfolio or ON Moderate Growth Model Portfolio or (b) in accordance with the Fund Category requirements described in “Investment Restrictions for Certain Optional Riders.” These revised requirements will only apply to you if you make additional purchase payments or transfer requests. You may not allocate purchase payments or Contract Value to the Fixed Accumulation Account. You may allocate purchase payments to the Enhanced DCA account and transfer amounts in accordance with the investment restrictions. If you cease to comply with the requirements described in “Investment Restrictions for Certain Optional Riders,” we will terminate your GLWB (2012) rider. If the rider is so terminated, a prorated annual rider charge will be assessed.

Effective March 3, 2017, in order to have the GLWB Plus rider, you must allocate your purchase payments and Contract Value in accordance with the Fund Category requirements described in “Investment Restrictions for Certain Optional Riders.” If you purchased the GLWB Plus rider prior to March 3, 2017, these revised requirements will only apply to you if you make additional purchase payments or transfer requests. You may not allocate purchase payments or Contract Value to the Fixed Accumulation Account. You may allocate purchase payments to the Enhanced DCA account and transfer amounts in accordance with the investment restrictions. If you cease to comply with the requirements described in “Investment Restrictions for Certain Optional Riders,” we will terminate your GLWB Plus rider. If the rider is so terminated, a prorated annual rider charge will be assessed.

The investment restrictions with the GLWB (2012) provide many more choices of investment options for you to allocate your purchase payments and contract value among than the investment restrictions with the GLWB Plus. The investment options with the GLWB (2012) offer the potential for more variability in their returns, either higher or lower, than one would expect for a similar investment option with the GLWB Plus. The investment options with the GLWB Plus seek to moderate overall volatility or hedge against downmarket volatility. Other investment options that are available if you do not select the GLWB Plus may offer the potential for higher returns. You should consult with your registered representative and carefully consider whether the limited investment options with the GLWB Plus meet your investment objectives and risk tolerance.

Guaranteed Principal Protection with the GLWB Plus

With the GLWB Plus, we will issue a guaranteed principal protection rider at the time the GLWB Plus rider is issued. Effective March 25, 2013, this guaranteed principal protection rider is not available. With this rider, if you do not make any withdrawals in the first 8 years the rider is in effect and you elect to exercise the benefit, we guarantee that your Contract Value at the end of the eight-year term will not be less than it was at the beginning of the 8-year term. If you elect to exercise the benefit, on the last day of the 8-year term if your “eligible contract value” is less than the guaranteed principal amount, we will add an amount to your Contract Value to increase the eligible contract value to the guaranteed principal amount.

Form 8563	54

If this rider is added when your contract is issued, your eligible contract value is equal to your initial purchase payment plus any purchase payments you make within the first 6 months after your contract is issued. If this rider is added after the contract is issued, the eligible contract value is equal to your Contract Value on the date the rider is added. Your eligible contract value is adjusted for any gains or losses in your Contract Value due to performance of the investment options you have selected. It is also reduced by the dollar amount of any withdrawals you take and for applicable rider and contract charges.

The guaranteed principal amount is your Contract Value as of the first day of the rider’s term (plus, if the rider is added when the contract is issued, any purchase payments you make in the first 6 months) reduced pro rata for any withdrawals you make during the 8 year term. A pro rata reduction means that a withdrawal will reduce the guaranteed principal amount by the same percentage the withdrawal reduces the eligible contract value. For example, assume (i) your eligible contract value is $200,000; (ii) your guaranteed principal amount is $100,000 and (iii) you take a withdrawal of $50,000. Your eligible contract value would be reduced to $150,000 ($200,000 – $50,000). Your guaranteed principal amount would be reduced by the same percentage (25%) to $75,000.

You must elect to exercise this benefit by providing Notice to us within 30 days of the 8th rider anniversary. If you elect to exercise this benefit, your GLWB Plus rider, any Premium Protection or Premium Protection Plus riders and any deferral credit rider you have will terminate and you will receive no further benefits under those riders.

There is no charge for this guaranteed principal protection rider in conjunction with the GLWB Plus.

This 8-year guaranteed principal protection rider will terminate when the GLWB Plus rider terminates. Also, this rider will terminate upon (i) the expiration of its 8-year term if it is not elected on, or up to 30 days after, the 8th rider anniversary; (ii) commencement of any annuity option or (iii) the death of the Annuitant, except in the case of Spousal Continuation.

Required Minimum Distributions (Qualified Contracts Only).

If you are required to take withdrawals from your contract under the Required Minimum Distribution regulations under the Code, we will allow you to take your Required Minimum Distribution (or “RMD”) for a given year even if it exceeds your maximum annual withdrawal under the GLWB (2012) or GLWB Plus rider without it affecting your GLWB base. Please note that RMDs are calculated on a calendar year basis and your maximum annual withdrawal under your GLWB rider is calculated on a contract year basis. Any withdrawals in a contract year that exceed your maximum annual withdrawal and your RMD will be considered excess withdrawals and will reduce the GLWB base. You may withdraw your RMD under the GLWB (2012) or GLWB Plus rider without a surrender charge even if your RMD exceeds 10% of your Contract Value.

You will receive RMD treatment on or after January 1 of the first calendar year after your contract was issued. To elect monthly RMD treatment, you must provide Notice to us on or before January 25 of that calendar year and you must elect a monthly payment date on or before the 25th day of the month. If the date you elect is not the end of a Valuation Period (generally, a day when the NYSE is open), we will make the payment on, and as of, the end of the next applicable Valuation Period. If you elect monthly RMD treatment, we will automatically pay you the greater of your RMD or your maximum annual withdrawal on a monthly basis each month. Once you elect monthly RMD treatment, you cannot revoke it. You may elect to not take a monthly withdrawal by providing Notice to us, but you will not be able to take that withdrawal later and still receive RMD treatment for it. If you do later take such withdrawal, it will be considered an excess withdrawal.

If you die and your spouse elects to continue the contract, your spouse may revoke monthly RMD treatment by providing Notice to us within 30 days of the later of the date of spousal continuation or December 31 of the calendar year in which you died. If your spouse revokes monthly RMD treatment, he or she may elect monthly RMD treatment in the future when he or she is required to take RMDs from the contract. If your spouse continues the contract, is eligible for monthly RMD treatment and does not revoke monthly RMD treatment, he or she will continue to receive monthly RMD treatment with the applicable RMD amount based upon the continuing spouse’s age beginning in the calendar year after you die.

We reserve the right to modify or eliminate RMD treatment if there is any change to the Code or regulations regarding RMDs, including guidance by the Internal Revenue Service. We will provide you 30 days written notice, when practicable, of any modifications to or termination of the RMD treatment with the GLWB (2012) or GLWB Plus.

Termination.

The GLWB (2012) and GLWB Plus riders will terminate when the contract is terminated in accordance with its terms (unless otherwise provided in the rider) or if your Contract Value goes to zero because of an excess withdrawal. The rider will terminate if the funds are allocated in a manner that violate the investment restrictions. The GLWB (2012) and GLWB Plus riders will also terminate if you annuitize your contract, or, except in the case of spousal continuation, if the annuitant dies or you transfer or assign your contract or the benefits under the GWLB (2012) or GLWB Plus rider. The GLWB Plus terminates if you have chosen the optional guaranteed principal protection with it and elect to exercise that feature on the 8th rider anniversary. If you have the GLWB (2012) or GLWB Plus, it will continue until it is terminated as described in this section.

Form 8563	55

Spousal Continuation.

If your surviving spouse chooses to continue the contract under the spousal continuation option and becomes the sole owner and annuitant, the GLWB (2012) or GLWB Plus rider will be continued. Your spouse will be eligible to take withdrawals under this rider when he or she reaches age 59½, and the maximum annual withdrawal will be based on your spouse’s age when he or she begins taking such withdrawals. If you die before age 59½ or on or after age 59½ but before taking any withdrawals, the GLWB base will be set equal to the greater of (a) Contract Value (after applying any applicable death benefit adjustments) or (b) the GLWB base as of the earlier of (i) the date we are in receipt of proof of the annuitant’s death or (ii) 90 days from the date of the annuitant’s death. If you die on or after age 59½ and after you have begun to take withdrawals, the GLWB base will be set equal to the Contract Value (after applying any Death Benefit Adjustment) as of the earlier of (a) the date we are in receipt of proof of the annuitant’s death or (b) 90 days from the date of the annuitant’s death. We will use the surviving spouse’s age to calculate maximum annual withdrawals when, and if, the surviving spouse is eligible to enter the Lifetime Withdrawal Period. (For example, if the surviving spouse is 40, he or she will not be eligible to enter the Lifetime Withdrawal Period until he or she turns 59½.)

Guaranteed Lifetime Withdrawal Benefit (Joint Life) (2012) and Guaranteed Lifetime Withdrawal Benefit (Joint Life) Plus

In those states where permitted, we offer a Guaranteed Lifetime Withdrawal Benefit (Joint Life) Plus rider (“Joint GLWB Plus”) at the time the contract is issued. The Guaranteed Lifetime Withdrawal Benefit (Joint Life) (2012) rider (“Joint GLWB (2012)”) is not available for purchase on or after May 1, 2012. The Joint GLWB (2012) and the Joint GLWB Plus differ from the GLWB (2012) and GLWB Plus, respectively, since the surviving spouse continues to receive the same payment the annuitant was receiving before his or her death if he or she was in the Lifetime Withdrawal Period at the time of death, and allowable withdrawals under the rider are calculated based upon the youngest Participating Spouse’s age. Subject to the conditions described, the Joint GLWB (2012) or Joint GLWB Plus rider provides a guaranteed level of withdrawals from your contract in each contract year, beginning when the youngest spouse is age 59½ for the lifetime of you and your spouse. The Joint GLWB (2012) or Joint GLWB Plus rider may help protect you from the risk that you and your spouse might outlive your income. The Joint GLWB (2012) and Joint GLWB Plus differ from electing spousal continuation under the GLWB (2012) and GLWB Plus, respectively, because you have the potential to have a higher GLWB base upon the death of the first spouse, who is also the annuitant, with the Joint GLWB (2012) or Joint GLWB Plus. The Joint GLWB (2012) has a higher charge than the GLWB (2012), and the Joint GLWB Plus has a higher charge than the GLWB Plus.

We may, at our sole option, offer the Joint GLWB Plus rider to existing contracts, in which case it may be added on a contract anniversary. You may not add the rider once either spouse is 86 years old. The Joint GLWB (2012) and the Joint GLWB Plus riders are the same as the GLWB (2012) and GLWB Plus riders, respectively, except as described below.

The Joint GLWB (2012) or Joint GLWB Plus rider is available to two people who are legally married at the time the rider is added. We refer to these people as “Participating Spouses.” A Participating Spouse is one of two people upon whose life and age the benefits under the Joint GWLB (2012) or GLWB Plus rider are based. On the date the rider is added, either (a) the two Participating Spouses must be joint owners and one must be the annuitant or (b) one Participating Spouse is the owner and annuitant and the other is the sole beneficiary. No one can be added as a Participating Spouse after the rider is added to the contract, and once someone loses his or her status as a Participating Spouse, it cannot be regained. Status as a Participating Spouse will be lost in the following situations:

•  when a Participating Spouse dies;

• when a sole owner Participating Spouse requests that the other Participating Spouse be removed by giving Notice to us;

• if one Participating Spouse is the sole owner and the Participating Spouses divorce, the non-owner spouse will cease to be a Participating Spouse;

• if the Participating Spouses are joint owners and they divorce, the non-annuitant will cease to be a Participating Spouse.

Please note that if one of the spouses ceases to be a Participating Spouse, you will continue to be charged for the Joint GLWB (2012) or Joint GLWB Plus rider.

Form 8563	56

The maximum amount you may withdraw in a contract year under the Joint GLWB Plus rider without reducing your GLWB base is equal to the maximum annual withdrawal percentage multiplied by the GLWB base. For Joint GLWB Plus riders applied for on or after May 1, 2013, the maximum amount you may withdraw in a contract year under the Joint GLWB Plus rider is equal to the following withdrawal percentages multiplied by the “GLWB base”:

Youngest Participating Spouse’s Age	Maximum Annual Withdrawal %
59½ to 64	3.75%
65 to 69	4.00%
70 to 74	4.50%
75 to 79	5.00%
80 to 84	6.00%
85+	6.50%

For Joint GLWB Plus riders applied for on or after March 25, 2013 and before May 1, 2013, the maximum amount you may withdraw in a contract year under the Joint GLWB Plus rider is equal to the following withdrawal percentages multiplied by the “GLWB base”:

Youngest Participating Spouse’s Age	Maximum Annual Withdrawal %
59½ to 64	3.75%
65 to 74	4.00%
75 to 79	5.00%
80 to 84	6.00%
85+	6.50%

For Joint GLWB Plus riders applied for on or after August 20, 2012 and before March 25, 2013, the maximum amount you may withdraw in a contract year under the Joint GLWB Plus rider is equal to the following withdrawal percentages multiplied by the “GLWB base”:

Youngest Participating Spouse’s Age	Maximum Annual Withdrawal %
59½ to 64	4.00%
65 to 74	4.50%
75 to 79	5.00%
80 to 84	6.00%
85+	6.50%

For Joint GLWB Plus riders applied for on or after May 1, 2012 and before August 20, 2012, the maximum amount you may withdraw in a contract year under the Joint GLWB Plus rider is equal to the following withdrawal percentages multiplied by the “GLWB base”:

Youngest Participating Spouse’s Age	Maximum Annual Withdrawal %
59½ to 64	4.00%
65 to 74	5.00%
75 to 79	5.50%
80 to 84	6.00%
85+	6.50%

Form 8563	57

For Joint GLWB Plus riders applied for prior to May 1, 2012, the maximum amount you may withdraw in a contract year under the rider without reducing your GLWB base is equal to the following withdrawal percentages multiplied by the GLWB base:

Youngest Participating Spouse’s Age	Maximum Annual Withdrawal %
59½ to 64	4.25%
65 to 74	5.25%
75 to 79	6.00%
80 to 84	6.50%
85+	7.00%

In the future, we may offer Joint GLWB Plus riders that have different maximum annual withdrawal percentages.

Under the Joint GLWB (2012) or Joint GLWB Plus rider, the amount you may withdraw under the rider is based upon the youngest Participating Spouse’s age. Therefore, if the youngest Participating Spouse is younger than 59½ years old, any withdrawals under the contract (including RMDs) will be excess withdrawals under the Joint GLWB (2012) or Joint GLWB Plus rider until the youngest Participating Spouse becomes 59½. Please carefully consider whether the Joint GLWB (2012) or Joint GLWB Plus is appropriate for you if there is a significant difference in age between you and your spouse.

If you have the Joint GLWB (2012) rider, there is an annual charge of 1.35% of the GLWB base. If you choose the Joint GLWB Plus rider, there is an annual charge of 1.35% of the GLWB base (1.25% for riders applied for before May 1, 2013). We may increase the charge for the Joint GLWB (2012) or Joint GLWB Plus rider on any contract anniversary that your GLWB base is reset to the step-up base once the rider reaches the third anniversary. The new charge will not be higher than the then current charge for new issues of the rider or if we are not issuing the rider, a rate we declare, in our sole discretion. We guarantee the new charge will not exceed 2.70% of the GLWB base for the Joint GLWB (2012) and 2.50% of the GLWB base for the Joint GLWB Plus.

The 8-year guaranteed principal protection rider and deferral credit rider are not available for Joint GLWB Plus riders applied for on or after December 3, 2012.

If we are required by state law, we will allow civil union partners to purchase the Joint GLWB (2012) or Joint GLWB Plus rider in certain states and receive the same benefits as a Participating Spouse while both Participating Spouses are living. Please note that because civil union partners are not eligible for spousal continuation under the Code, there may be no benefit to such partners from buying the Joint GLWB (2012) or Joint GLWB Plus rider versus the GLWB (2012) or GLWB Plus rider. You should consult with your tax advisor before purchasing this rider. Please contact your registered representative or call us at 1-888-925-6446 for more information about whether your state recognizes civil unions.

You will enter the Lifetime Annuity Period when (a) the youngest Participating Spouse is at least 59½ years old, and (b) the earlier of (i) the day your Contract Value goes to zero other than because of an excess withdrawal (such as due to a decline in market value or an allowable withdrawal) or (ii) the contract anniversary immediately following the annuitant’s 95th birthday. If your Contract Value goes to zero other than because of an excess withdrawal before the youngest Participating Spouse is 59½ years old, the Lifetime Annuity Period is deferred until the youngest Participating Spouse reaches age 59½. In that scenario, we will make the first payment immediately upon the youngest Participating Spouse reaching age 59½. During the Lifetime Annuity Period, we will pay you monthly payments in an annual amount equal to the then current annual withdrawal amount you may take under the Joint GLWB (2012) or Joint GLWB Plus rider (as based on the youngest Participating Spouse’s age) until the death of the last surviving Participating Spouse.

In lieu of the benefits under this rider, you may annuitize under the terms of your contract or under the terms of any single premium, immediate fixed annuity we offer based upon your Contract Value at that time.

You should consult with your financial representative to determine which payout option is best for you.

If you are the sole owner and upon your death your surviving Participating Spouse elects spousal continuation, the GLWB base will be set equal to the greater of (a) Contract Value (after applying any applicable death benefit adjustments) or (b) the GLWB base as of the earlier of (i) the date we are in receipt of proof of the annuitant’s death or (ii) 90 days from the date of the annuitant’s death. Your Participating Spouse will be eligible to take withdrawals under this rider when he or she reaches age 59½ and the maximum annual withdrawal will be based on your spouse’s age when he or she begins taking such withdrawals. Please note that since civil union partners are not eligible for spousal continuation under the Code, they are also not eligible for spousal continuation under this rider.

Form 8563	58

GLWB (2011)

In those states where permitted, we may offer the GLWB (2011) rider when you apply for the contract. In the future we may, at our sole option, offer the GLWB (2011) rider to existing contracts, in which case it may be added on a contract anniversary. You may not purchase the GLWB (2011) rider if you have any rider, other than the annual stepped-up death benefit, Premium Protection death benefit, or Premium Protection Plus death benefit on your contract. You may not purchase this rider once the annuitant is 86 years old.

Any guarantees under the contract that exceed the value of your interest in the separate account VAA, such as those associated with the GLWB (2011) rider, are paid from our general account (not the VAA). Therefore, any amounts that we may pay under the contract in excess of your interest in the VAA are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other policyholder obligations.

With the GLWB (2011) rider, you may take annual withdrawals regardless of your Contract Value and without a surrender charge. The maximum annual withdrawals you may take are determined by applying a percentage to a value we refer to as the GLWB base. The percentage you may take is set at the time of your first withdrawal and is based on the annuitant’s age bracket. The higher the annuitant’s age bracket at the time of the first withdrawal, the larger the allowable withdrawal percentage will be. Unlike the GLWB base, the percentage can only change in limited circumstances. The GLWB base, which is described below, is recalculated at least annually, so the maximum annual withdrawals you may take can change every contract year. Certain of your actions can increase or decrease the GLWB base, which would affect your maximum annual withdrawals. These actions include making additional purchase payments, not taking withdrawals, taking withdrawals before age 59½ or taking more than the maximum annual withdrawals.

GLWB base.

The initial GLWB base is equal to your initial net purchase payment (excluding any extra credits, if applicable) if the rider is added when the contract is issued. If the rider is added after your contract is issued, the initial GLWB base is equal to your Contract Value when the rider is added. The GLWB base is increased dollar for dollar by purchase payments when made and decreased for “excess withdrawals” as described below. (If you make an additional purchase payment on the day the rider is added, the GLWB base will be increased by the additional purchase payment.) Withdrawals that do not exceed the maximum annual withdrawals allowed under this rider will not decrease the GLWB base but will decrease your Contract Value and the Death Benefit under your contract, the optional annual stepped-up death benefit or Premium Protection death benefit rider. We reserve the right to limit or not allow additional purchase payments to contracts with the GLWB (2011).

On each contract anniversary, the GLWB base is reset to the greatest of (a) the GLWB base as of the previous contract anniversary plus subsequent net purchase payments (excluding any extra credits, if applicable), adjusted for any excess withdrawals, (b) the then-current Contract Value (also called the “step-up base”) or (c) the “annual credit base” described below. If we notify you that the charge for the GLWB (2011) will be increased upon a reset to the step-up base, you have a right to opt out of the reset to the step-up base within 30 days after your contract anniversary. See the Charge section below for more information.

The GLWB base is used solely for the purpose of calculating benefits under the GLWB (2011) rider. It does not provide a Contract Value or guarantee performance of any investment option.

Annual credit base.

With the GLWB (2011), there is a ten-year period called the “annual credit period” that begins on the date the rider is issued. During the annual credit period, you may be eligible for the annual credit base, which provides for a credit to your GLWB base of 8% simple interest of the “Annual Credit Calculation Base” for each year you do not take any withdrawals. (The 8% simple interest is referred to as an annual credit.) You will start a new ten-year annual credit period on each contract anniversary the GLWB base is set equal to the step-up base. If your GLWB base is not set equal to the step-up base, you will not start a new ten-year annual credit period. If you take a withdrawal from your contract during the annual credit period, you will not be eligible for the annual credit for the year in which you took the withdrawal.

The annual credit base on a rider anniversary is equal to:

(a) the GLWB base as of the prior contract anniversary, plus

(b)  net purchase payments (excluding any extra credits, if applicable) made during the prior contract year, plus

(c) 8% of the Annual Credit Calculation Base.

The Annual Credit Calculation Base is the amount to which the 8% annual credit rate is applied. The Annual Credit Calculation Base is equal to the GLWB base at the beginning of the annual credit period, increased for any additional

Form 8563	59

purchase payments made since the beginning of the annual credit period. If there is an excess withdrawal and the GLWB base after it has been adjusted for the excess withdrawal is less than the Annual Credit Calculation Base, the Annual Credit Calculation Base will be lowered to the GLWB base at that time.

Deferral Credit.

If you take no withdrawals in the first ten contract years the GLWB (2011) rider is in effect, we guarantee that your GLWB base on your tenth GLWB (2011) rider anniversary will be at least:

(a)  200% of an amount equal to (i) your initial GLWB base plus (ii) total net subsequent purchase payments made in the first contract year the rider is in effect, plus

(b) any net purchase payments made in the second through tenth years; plus

(c)  any annual credits (as described above in Annual Credit Base) that you may earn on any net purchase payments made in the second through the tenth year.

For example, if your initial purchase payment is $100,000, you make no additional purchase payments and you take no withdrawals, we guarantee your GLWB base on the tenth rider anniversary will be at least $200,000. In this example, if you make an additional purchase payment of $100,000 in year one, we guarantee your GLWB base on the tenth rider anniversary will be at least $400,000. If you also make an additional purchase payment in year three of $50,000, we guarantee your GLWB base on the tenth rider anniversary will be at least $482,000, which is 200% of ($100,000 initial purchase payment + $100,000 additional purchase payment in year one) + $50,000 additional purchase payment in year three + $32,000 (8% annual credits earned on the $50,000 additional purchase payment for years three through ten).

Excess withdrawals.

The GLWB base is reduced by any excess withdrawals. An excess withdrawal is the amount a withdrawal exceeds the maximum annual withdrawal under this rider. For example, assume the maximum annual withdrawal you may withdraw is $5,000 under the GLWB (2011) rider and in one contract year you withdraw $6,000. The $1,000 difference between the $6,000 withdrawn and the $5,000 maximum annual withdrawal limit would be an excess withdrawal. An excess withdrawal will reduce your GLWB base by the greater of (a) the same percentage the excess withdrawal reduces your Contract Value (i.e. pro-rata) or (b) the dollar amount of the excess withdrawal.

For example, assume your GLWB base is $100,000 at the beginning of the contract year and your withdrawal percentage is 5%, so your maximum annual withdrawal is $5,000. That means you can withdraw $5,000 without it affecting your GLWB base. Assume your Contract Value is $90,000 and you withdraw $6,000. First we process that portion of the withdrawal up to your maximum annual withdrawal, which is $5,000. Your GLWB base remains $100,000 and your Contract Value decreases to $85,000. Then we process that portion of the withdrawal in excess of your maximum annual withdrawal, which is $1,000. Because you have already taken your maximum annual withdrawal, the $1,000 withdrawal will reduce the GLWB base. Your GLWB base will be reduced to $98,824, i.e. $100,000 x (1 — $1,000/$85,000) because the pro-rata reduction of $1,176 is greater than the dollar amount of your $1,000 excess withdrawal. Your Contract Value will be reduced to $84,000.

For another example, assume the same facts above except your Contract Value prior to the withdrawal is $120,000. After we process the maximum annual withdrawal portion of your withdrawal, $5,000, your GLWB base remains $100,000 and your Contract Value is $115,000. After we process the portion of your withdrawal in excess of your maximum annual withdrawal, your GLWB base will be reduced to $99,000 ($100,000 — $1,000) because the dollar for dollar reduction of $1,000 is greater than the pro-rata reduction of $870 ($1,000/$115,000 x $100,000). Your Contract Value will be reduced to $114,000.

Because the allowable annual withdrawals under this rider begin when the annuitant is 59½, any withdrawal under the contract prior to the annuitant reaching age 59½ is an excess withdrawal. Since excess withdrawals reduce your GLWB base by the greater of pro-rata or the dollar amount of the excess withdrawal, any withdrawals you take before the annuitant is 59½ may significantly reduce or eliminate the lifetime maximum annual withdrawals under this rider.

Form 8563	60

Maximum Annual Withdrawals.

The maximum amount you may annually withdraw under the GLWB (2011) rider without reducing your GLWB base is based upon the annuitant’s age when withdrawals begin and is equal to the following withdrawal percentages multiplied by the “GLWB base”:

Annuitant’s Age	Maximum Annual Withdrawal %
59½ to 64	4%
65 to 74	5%
75 to 79	5.5%
80 to 84	6%
85+	6.5%

After you start taking withdrawals, the maximum percentage you may withdraw will not automatically increase to a higher percentage when the annuitant reaches a higher age bracket. Your maximum withdrawal percentage will only increase, based on the annuitant’s then current age, on any contract anniversary on which the GLWB base has been increased to the step-up base as described above. You may opt out of a reset to the step-up base and avoid an increase in the rider’s charge, but you will then no longer be eligible for any further resets of the GLWB base to the step-up base. If you opt-out, you will also no longer be eligible for any increases in the maximum annual withdrawal percentages based on the annuitant’s age.

Any withdrawal you take before the annuitant is 59½ is an excess withdrawal and reduces the GLWB base by the greater of pro-rata or the dollar amount of the excess withdrawal. It does not affect the maximum percentage you may withdraw once you take your first withdrawal after the annuitant is 59½.

You may withdraw the maximum annual withdrawal amount under the GLWB (2011) rider without a surrender charge even if the maximum annual withdrawal amount exceeds 10% of your Contract Value. We reserve the right to charge a withdrawal fee of up to the lesser of 2% of the amount withdrawn or $15 per withdrawal for withdrawals in excess of 14 in a contract year. We are not currently charging this fee. If charged, this fee would be assessed against your Contract Value and would not affect the amount you withdraw at that time.

Please note that if you have the annual stepped-up death benefit, any withdrawals you take under the GLWB (2011) (including maximum annual withdrawals) reduce the death benefit pro-rata. Therefore, you should carefully consider whether the annual stepped-up death benefit is appropriate for you.

Example.

The following provides an example of how the annual credit base and withdrawals work. Assume you purchase a contract with an initial purchase payment of $100,000 and select the GLWB (2011) rider. Further assume (i) the annuitant is age 65 at the time of purchase; (ii) you take a withdrawal of $1,000 in year five and one of $50,000 in year six and take no other withdrawals in the first ten years, (iii) you make an additional purchase payment of $50,000 in year three and one of $10,000 in year eight, (iv) during year one your Contract Value increases $30,000, net of contract expenses and charges, due to market performance, and (v) the market is flat, net of contract expenses and charges, over the next ten years of your contract. Your initial GLWB base and Annual Credit Calculation Base is $100,000. Since you took no withdrawals in years one, you receive a $8,000 credit on the first contract anniversary (8% of $100,000 Annual Credit Calculation Base) and your annual credit base is $108,000 after year one.

Your GLWB base is the greater of your annual credit base and your step-up base. Your Contract Value increased by $30,000 during year one due to market performance, so at the beginning of year two your GLWB base is set equal to the step-up base of $130,000, i.e. your then current Contract Value, which is greater than your annual credit base. Because your GLWB base was set equal to the step-up base, you start a new ten-year annual credit period, unless you chose to decline the step-up. Your Annual Credit Calculation Base is set equal to the GLWB base of $130,000. You receive an annual credit at the end of year two of $10,400 (8% of $130,000 Annual Credit Calculation Base). Your annual credit base and GLWB base are $140,400 after year two ($130,000 prior GLWB base + $10,400 annual credit).

At the start of year three, you make an additional purchase payment of $50,000, so your Annual Credit Calculation Base increases to $180,000 ($130,000 prior Annual Credit Calculation Base + $50,000 additional purchase payment). Your GLWB base immediately increases with the additional purchase payment to $190,400 ($140,400 prior GLWB base + $50,000 additional purchase payment). Your annual credit at the end of year three is $14,400 (8% of $180,000 Annual Credit Calculation Base). Your annual credit base after year three, therefore, is $204,800 ($140,400 prior GLWB base + $50,000 purchase payment + $14,400 annual credit), and your GLWB base is set equal to your annual credit base. Your Contract Value also increases to $180,000 with the additional purchase payment of $50,000.

Form 8563	61

In year four you take no withdrawals and make no additional purchase payments. Your annual credit for year four is $14,400 (8% of $180,000 Annual Credit Calculation Base), so your annual credit base, and therefore your GLWB base, at the end of year four is $219,200 ($204,800 prior GLWB base + $14,400 annual credit).

In year five, when the annuitant is age 70 and your maximum annual withdrawal amount under the rider is $10,960 (5% of $219,200), you take a withdrawal of $1,000. Your Contract Value is reduced to $179,000. Because your withdrawal is less than the maximum annual withdrawal, your GLWB base is not reduced by the withdrawal and remains $219,200. Further, because you took a withdrawal, you are not eligible for the annual credit in year five.

In year six, when the annuitant is age 71 and your maximum annual withdrawal amount under the rider is $10,960 (5% of $219,200), you take a withdrawal of $50,000. Because your withdrawal exceeds your maximum annual withdrawal amount, $39,040 of it is an excess withdrawal and you are not eligible for an annual credit at the end of year six. Your Contract Value after the allowed withdrawal of $10,960 was $168,040 ($179,000 — $10,960). Upon the excess withdrawal, your GLWB base is set equal to $168,274, i.e. $219,200 x (1 — $39,040/$168,040). Because the GLWB base after adjustment for the excess withdrawal of $168,274 is less than the Annual Credit Calculation Base of $180,000, the Annual Credit Calculation Base is set equal to the GLWB base of $168,274.

In year seven you take no withdrawals and make no additional purchase payments. Your annual credit for year seven is $13,462 (8% of $168,274 Annual Credit Calculation Base), so your annual credit base, and therefore, your GLWB base, at the end of the year seven is $181,736 ($168,274 prior GLWB base + $13,462 annual credit).

At the start of year eight, you make an additional purchase payment of $10,000. Your GLWB base immediately increases with the additional purchase payment to $191,736 ($181,736 prior GLWB base + $10,000 additional purchase payment). Your Annual Credit Calculation Base increases to $178,274 ($168,274 prior Annual Credit Calculation Base + $10,000 additional purchase payment). Your annual credit at the end of year eight is $14,262 (8% of $178,274 Annual Credit Calculation Base). Your annual credit base at the end of year eight, therefore, is $205,998 ($181,736 prior GLWB base + $10,000 additional purchase payment + $14,262 annual credit), and your GLWB base is set equal to your annual credit base.

Since you take no more withdrawals and add no more purchase payments in years nine and ten, for each year, your annual credit will be $14,262 (8% of $178,274 Annual Credit Calculation Base). Furthermore, since the market is flat, your GLWB base increases each of those years by the amount of the annual credit to $220,260 for year nine and $234,522 for year ten.

You started a new ten-year annual credit period at the beginning of year two because your GLWB base was set equal to the step-up base so you are eligible for the annual credit in year eleven. Since you took no withdrawals or made no purchase payments in year eleven, you receive an annual credit of $14,262 (8% of $178,274 Annual Credit Calculation Base) and your GLWB base after year eleven is $248,784 ($234,522 prior GLWB base + $14,262 annual credit).

Lifetime Annuity Period.

During the Lifetime Annuity Period, we will pay you monthly payments in an annual amount equal to the then current annual withdrawal amount you may take under the GLWB (2011) rider for the lifetime of the annuitant. Once you enter the Lifetime Annuity Period, we will not accept any additional purchase payments and you will no longer be eligible for any further increases in the GLWB base. Furthermore, except as expressly stated in the Premium Protection death benefit rider or the Premium Protection Plus death benefit rider, the contract will only provide the benefits under the GLWB (2011) rider.

You will enter the “Lifetime Annuity Period” when (a) the annuitant is at least 59½ years old and (b) the earlier of (i) the day your Contract Value goes to zero other than because of an excess withdrawal (such as due to a decline in market value or an allowable withdrawal) or (ii) the contract anniversary immediately following the annuitant’s 95th birthday.

When you enter the Lifetime Annuity Period, we will immediately make a payment to you equal to the excess, if any, of your maximum annual withdrawal over the total withdrawals you have taken during that contract year. If you were taking systematic withdrawals, your payments will continue until you have reached your maximum annual withdrawal for the contract year. Then, you will begin receiving a lifetime annuity on the first day of the month following the contract anniversary in the Lifetime Annuity Period.

If your Contract Value goes to zero other than because of an excess withdrawal before the annuitant is 59½ years old, the Lifetime Annuity Period is deferred until the annuitant reaches age 59½. In determining whether your Contract Value goes to zero because of an excess withdrawal, we will first calculate your Contract Value for that valuation period and then determine the effect of an excess withdrawal on Contract Value. If a decline in market value and the then allowable withdrawal reduce your Contract Value to zero on a day you requested an excess withdrawal, we will not pay you the excess withdrawal since you do not have any Contract Value left based upon the non-excess portion of your requested withdrawal. You will, however, still be eligible to enter the Lifetime Annuity Period. If the excess withdrawal reduces your Contract Value to zero, you will not be eligible to enter the Lifetime Annuity Period and your rider will terminate.

Form 8563	62

For example, assume your allowable withdrawal is $5,000, your Contract Value is $5,500 and you request a withdrawal of $6,000. Further assume on the day you request the withdrawal, your Contract Value declines by $500. We first process the change in Contract Value due to the market and the allowable withdrawal, which reduces your Contract Value to zero ($5,500 — $500 market decline — $5,000 allowable withdrawal). You cannot take the $1,000 excess withdrawal since your Contract Value is zero, but you will be eligible to enter the Lifetime Annuity Period and receive monthly payments equal to one-twelfth of your current maximum annual withdrawal.

Now assume your allowable withdrawal is $5,000, your Contract Value is $6,000 and you request a withdrawal of $6,000. Also assume on the day you request the withdrawal, your Contract Value declines by $500. We first process the change in Contract Value due to the market and the allowable withdrawal, which reduces your Contract Value to $500 ($6,000 — $500 market decline — $5,000 allowable withdrawal). We then process the excess withdrawal. Since your Contract Value is $500, you may only take another $500. Because the $500 is an excess withdrawal, we will assess a surrender charge, if applicable, against that amount and you would receive less than the additional $500. The excess withdrawal reduces your Contract Value to zero; therefore, you will not be eligible to enter the Lifetime Annuity Period. You should carefully consider any withdrawal that may totally deplete your Contract Value and should talk to your registered representative to determine whether the withdrawal would be appropriate for you.

Generally, for riders applied for before May 1 2016, with the GLWB (2011) rider, we will delay the annuity payout date under your contract to the contract anniversary immediately following the annuitant’s 95th birthday. This does not affect the termination of, or extend, any Death Benefit under the contract or other rider unless expressly stated in the rider. In lieu of the benefits under the GLWB (2011) rider, you may annuitize under the terms of your contract or under the terms of any single premium, immediate fixed annuity we offer based upon your Contract Value at that time. We will notify you at least 90 days in advance of your annuitization. At that time you may ask us what other options are available to you.

If you elect the lifetime annuity payout option and there is Contract Value remaining in your annuity, you should ask us about the alternative immediate fixed annuity options that we might have generally available for sale at that time. It is possible that one of those alternative fixed annuity options might pay you a higher stream of income or otherwise better fit your circumstances and needs. We will be happy to provide you with whichever immediate fixed annuity option you choose.

You should consult with your registered representative to determine which payout option is best for you.

Charge.

If you choose the GLWB (2011) rider, there is an annual charge of 0.95% of the GLWB base. The charge for the GLWB (2011) rider ends when you begin the Lifetime Annuity Period or the rider terminates. (See “Termination” below.) We may increase the charge for the GLWB (2011) rider on any contract anniversary that your GLWB base is reset to the step-up base once the rider reaches the third anniversary. That means if your GLWB base is never increased to the step-up base, we will not increase your charge. The new charge will not be higher than the then current charge for new issues of this rider or if we are not issuing the rider, a rate we declare, in our sole discretion. We guarantee the new charge will not exceed 2.00% of the GLWB base.

You may opt out of a reset to the step-up base and avoid an increase in the charge, but you will then no longer be eligible for any further resets of the GLWB base to the step-up base. If you opt-out, you will also no longer be eligible for any increases in the maximum annual withdrawal percentages based on the annuitant’s age. To opt-out of an increase in the charge, you must notify us in writing, or in any other manner acceptable to us, within 30 days of the contract anniversary.

We reserve the right to lower the charge for the GLWB (2011) rider at any contract anniversary. If we do lower the charge for the rider, we reserve the right to increase the charge up to the original charge on any contract anniversary.

On each anniversary the charge for the GLWB rider will be deducted on a pro rata basis in proportion to your current investment option allocations, but will not be deducted from the DCA account. We reserve the right to prorate the annual charge for the rider if (i) the annuitant dies, (ii) you surrender the contract, (iii) the rider is terminated because you violate the investment restrictions, or (iv) you annuitize your contract.

Investment Restrictions.

Effective March 3, 2017, in order to have the GLWB (2011) rider, you must allocate your purchase payments and Contract Value to (a) one of ON Moderately Conservative Model Portfolio, ON Balanced Model Portfolio or ON Moderate Growth Model Portfolio or (b) in accordance with the Fund Category requirements described in “Investment Restrictions for Certain Optional Riders.” These revised requirements will only apply to you if you make additional purchase payments or transfer requests. You may not allocate purchase payments or Contract Value to the Fixed Accumulation Account. You may allocate purchase payments to the Enhanced DCA account and transfer amounts in accordance with the investment restrictions. If you cease to comply with the requirements described in “Investment Restrictions for Certain Optional Riders,” we will terminate your GLWB (2011) rider. If the rider is so terminated, a prorated annual rider charge will be assessed.

Form 8563	63

Required Minimum Distributions (Qualified Contracts Only).

If you are required to take withdrawals from your contract under the Required Minimum Distribution regulations under the Code, we will allow you to take your Required Minimum Distribution (or “RMD”) for a given year even if it exceeds your maximum annual withdrawal under the GLWB (2011) rider without it affecting your GLWB base. Any withdrawals in a contract year that exceed your maximum annual withdrawal and your RMD will be considered excess withdrawals and will reduce the GLWB base. You may withdraw your RMD under this rider without a surrender charge even if your RMD exceeds 10% of your Contract Value.

You may elect RMD treatment on or after January 1 of the first calendar year after your contract was issued by providing Notice to us. You will not receive RMD treatment without providing Notice to us. You may take your RMD payments on a non-systematic basis or you may elect to receive monthly payments. To elect monthly RMD treatment, you must provide Notice to us on or before January 25 of that calendar year and you must elect a monthly payment date on or before the 25th day of the month. If the date you elect is not the end of a Valuation Period (generally, a day when the NYSE is open), we will make the payment on, and as of, the end of the next applicable Valuation Period. If you elect monthly RMD treatment, we will pay you the greater of your RMD or your maximum annual withdrawal on a monthly basis each month. Once you elect monthly RMD treatment, you cannot revoke it. You may elect to not take a monthly withdrawal by providing Notice to us, but you will not be able to take that withdrawal later and still receive RMD treatment for it. If you do later take such withdrawal, it will be considered an excess withdrawal.

If you die and your spouse elects to continue the contract, your spouse may revoke RMD treatment by providing Notice to us within 30 days of the later of the date of spousal continuation or December 31 of the calendar year in which you died. If your spouse revokes RMD treatment, any withdrawal that exceeds the maximum annual withdrawal will be an excess withdrawal. If your spouse revokes RMD treatment, he or she may elect RMD treatment in the future when he or she is required to take RMDs from the contract. If your spouse continues the contract, is eligible for RMD treatment and does not revoke RMD treatment, he or she will continue to receive RMD treatment with the applicable RMD amount based upon the continuing spouse’s age beginning in the calendar year after you die.

We reserve the right to modify or eliminate RMD treatment if there is any change to the Code or regulations regarding RMDs, including guidance by the Internal Revenue Service. We will provide you 30 days written notice, when practicable, of any modifications to or termination of the RMD treatment with the GLWB (2011).

Termination.

The GLWB (2011) rider will terminate when the contract is terminated in accordance with its terms (unless otherwise provided in this rider) or if your Contract Value goes to zero because of an excess withdrawal. The rider will terminate if the funds are allocated in a manner that violate the investment restrictions. The GLWB (2011) rider will also terminate if you annuitize your contract, or, except in the case of spousal continuation, if the annuitant dies or you transfer or assign your contract or the benefits under the GWLB rider. If you choose the GLWB (2011), it will continue until it is terminated as described in this section.

Spousal Continuation.

If your surviving spouse chooses to continue the contract under the spousal continuation option and becomes the sole owner and annuitant, the GLWB (2011) rider will be continued. Your spouse will be eligible to take withdrawals under this rider when he or she reaches age 59½, and the maximum annual withdrawal will be based on your spouse’s age when he or she begins taking such withdrawals. If you die before age 59½ or after age 59½ but before taking any withdrawals, the GLWB base will be set equal to the greater of (a) Contract Value (after applying any applicable death benefit adjustments) or (b) the GLWB base as of the earlier of (i) the date we are in receipt of proof of the annuitant’s death or (ii) 90 days from the date of the annuitant’s death. If you die after age 59½ and after you have begun to take withdrawals, the GLWB base will be set equal to the Contract Value (after applying any Death Benefit Adjustment) as of the earlier of (a) the date we are in receipt of proof of the annuitant’s death or (b) 90 days from the date of the annuitant’s death. We will use the surviving spouse’s age to calculate maximum annual withdrawals when, and if, the surviving spouse is eligible to enter the Lifetime Withdrawal Period. (For example, if the surviving spouse is 40, he or she will not be eligible to enter the Lifetime Withdrawal Period until he or she turns 59½.)

Guaranteed Lifetime Withdrawal Benefit (Joint Life) (2011)

In those states where permitted, we may offer a Guaranteed Lifetime Withdrawal Benefit rider (Joint Life) (“Joint GLWB (2011)”) at the time the contract is issued. The Joint GLWB (2011) differs from the GLWB (2011) since the surviving spouse continues to receive the same payment the annuitant was receiving before his or her death if he or she was in Lifetime Withdrawal Period at the time of death, and allowable withdrawals under the rider are calculated based upon the youngest Participating Spouse’s age. Subject to the conditions described, the Joint GLWB (2011) rider provides a guaranteed level of withdrawals from your contract in each contract year, beginning when the youngest spouse is age 59½ for the lifetime of you

Form 8563	64

and your spouse. The Joint GLWB (2011) rider may help protect you from the risk that you and your spouse might outlive your income. The Joint GLWB (2011) differs from electing spousal continuation under the GLWB (2011) because you have the potential to have a higher GLWB base upon the death of the first spouse, who is also the annuitant, with the Joint GLWB (2011). The Joint GLWB (2011) has a higher charge than the GLWB (2011).

We may, at our sole option, offer the Joint GLWB (2011) rider to existing contracts, in which case it may be added on a contract anniversary. You may not add this rider once either spouse is 86 years old. The Joint GLWB (2011) rider is the same as the GLWB (2011) rider except as described below.

The Joint GLWB (2011) rider is available to two people who are legally married at the time the rider is added. We refer to these people as “Participating Spouses.” A Participating Spouse is one of two people upon whose life and age the benefits under the Joint GWLB rider are based. On the date the rider is added, either (a) the two Participating Spouses must be joint owners and one must be the annuitant or (b) one Participating Spouse is the owner and annuitant and the other is the sole beneficiary. No one can be added as a Participating Spouse after the rider is added to the contract, and once someone loses his or her status as a Participating Spouse, it cannot be regained. Status as a Participating Spouse will be lost in the following situations:

•  when a Participating Spouse dies;

• when a sole owner Participating Spouse requests that the other Participating Spouse be removed by giving Notice to us;

• if one Participating Spouse is the sole owner and the Participating Spouses divorce, the non-owner spouse will cease to be a Participating Spouse;

• if the Participating Spouses are joint owners and they divorce, the non-annuitant will cease to be a Participating Spouse.

Please note that if one of the spouses ceases to be a Participating Spouse, you will still be charged for the Joint GLWB (2011) rider.

Under the Joint GLWB (2011) rider, the amount you may withdraw under the rider is based upon the youngest Participating Spouse’s age. Therefore, if the youngest Participating Spouse is younger than 59½ years old, any withdrawals under the contract (including RMDs) will be excess withdrawals under the Joint GLWB (2011) rider until the youngest Participating Spouse becomes 59½. Please carefully consider whether the Joint GLWB (2011) is appropriate for you if there is a significant difference in age between you and your spouse.

If you choose the Joint GLWB (2011) rider, there is an annual charge of 1.20% of the GLWB base. We may increase the charge for the Joint GLWB (2011) rider on any contract anniversary that your GLWB base is reset to the step-up base once the rider reaches the third anniversary. The new charge will not be higher than the then current charge for new issues of the rider or if we are not issuing the rider, a rate we declare, in our sole discretion. We guarantee the new charge will not exceed 2.40% of the GLWB base.

If we are required by state law, we will allow civil union partners to purchase the Joint GLWB (2011) rider in certain states and receive the same benefits as a Participating Spouse while both Participating Spouses are living. Please note that because civil union partners are not eligible for spousal continuation under the Code, there may be no benefit to such partners from buying the Joint GLWB (2011) rider versus the GLWB (2011) rider. You should consult with your tax advisor before purchasing this rider. Please contact your registered representative or call us at 1-888-925-6446 for more information about whether your state recognizes civil unions.

You will enter the Lifetime Annuity Period when (a) the youngest Participating Spouse is at least 59½ years old, and (b) the earlier of (i) the day your Contract Value goes to zero other than because of an excess withdrawal (such as due to a decline in market value or an allowable withdrawal) or (ii) the contract anniversary immediately following the annuitant’s 95th birthday. If your Contract Value goes to zero other than because of an excess withdrawal before the youngest Participating Spouse is 59½ years old, the Lifetime Annuity Period is deferred until the youngest Participating Spouse reaches age 59½. In that scenario, we will make the first payment immediately upon the youngest Participating Spouse reaching age 59½. During the Lifetime Annuity Period, we will pay you monthly payments in an annual amount equal to the then current annual withdrawal amount you may take under the Joint GLWB (2011) rider (as based on the youngest Participating Spouse’s age) for the lifetime of the annuitant.

In lieu of the benefits under this rider, you may annuitize under the terms of your contract or under the terms of any single premium, immediate fixed annuity we offer based upon your Contract Value at that time.

You should consult with your financial representative to determine which payout option is best for you.

If you are the sole owner and your surviving Participating Spouse elects spousal continuation, the GLWB base will be set equal to the greater of (a) Contract Value (after applying any applicable death benefit adjustments) or (b) the GLWB base as of the earlier of (i) the date we are in receipt of proof of the annuitant’s death or (ii) 90 days from the date of the annuitant’s

Form 8563	65

death. Your Participating Spouse will be eligible to take withdrawals under this rider when he or she reaches age 59½ and the maximum annual withdrawal will be based on your spouse’s age when he or she begins taking such withdrawals. Please note that since civil union partners are not eligible for spousal continuation under the Code, they are also not eligible for spousal continuation under this rider.

Other GLWB Versions

In those states where permitted, we may offer an earlier version of the GLWB rider when you apply for the contract. If you choose the GLWB rider, you may not have any other rider available under this contract except for the annual stepped-up death benefit. In the future we may, at our sole option, offer the GLWB rider to existing contracts, in which case it may be added on a contract anniversary. You may not purchase the GLWB rider if you have any rider, other than the annual stepped-up death benefit, on your contract. If the GLWB (2011) rider is available, you may not purchase the GLWB rider. You may not purchase this rider once the annuitant is 86 years old.

Any guarantees under the contract that exceed the value of your interest in the separate account VAA, such as those associated with the GLWB riders, are paid from our general account (not the VAA). Therefore, any amounts that we may pay under the contract in excess of your interest in the VAA are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations.

With the GLWB rider, you may take annual withdrawals regardless of your Contract Value and without a surrender charge. The maximum annual withdrawals you may take are determined by applying a percentage to a value we refer to as the GLWB base. The percentage you may take is set at the time of your first withdrawal and is based on the annuitant’s age bracket. The higher the annuitant’s age bracket at the time of the first withdrawal, the larger the allowable withdrawal percentage will be. Unlike the GLWB base, the percentage can only change in limited circumstances. The GLWB base, which is described below, is recalculated annually, so the amount you may withdraw can change every year. Certain of your actions can increase or decrease the GLWB base, which would affect the annual amount you may withdraw. These actions include making additional purchase payments, not taking withdrawals, taking withdrawals before age 59½ or taking more than the maximum annual withdrawals.

GLWB base.

The initial GLWB base is equal to your initial purchase payment if the rider is added at issue. The GLWB base is increased dollar for dollar by purchase payments when made and decreased pro-rata for “excess withdrawals” as described below. Withdrawals that do not exceed the maximum annual withdrawals allowed under this rider will not decrease the GLWB base but will decrease your Contract Value and possibly the Death Benefit.

On each contract anniversary, the GLWB base is reset to the greater of (a) the GLWB base as of the previous anniversary plus subsequent purchase payments, adjusted for any excess withdrawals, (b) the then-current Contract Value (also called the “step-up base”) or (c) the “annual credit base” described below.

If you take no withdrawals in the first ten contract years the GLWB rider is in effect, we guarantee that your GLWB base on your tenth GLWB rider anniversary will be at least:

(a)  200% of an amount equal to your initial GLWB base plus total subsequent purchase payments made in the first contract year the rider is in effect, plus

(b)  any purchase payments made in the second through tenth years.

For example, if your initial purchase payment is $100,000, you make no additional purchase payments and you take no withdrawals, we guarantee your GLWB base on the tenth rider anniversary will be at least $200,000. In this example, if you make an additional purchase payment of $100,000 in year one, we guarantee your GLWB base on the tenth rider anniversary will be at least $400,000. If you also make an additional purchase payment in year three of $50,000, we guarantee your GLWB base on the tenth rider anniversary will be at least $450,000, which is 200% of ($100,000 initial purchase payment + $100,000 additional purchase payment in year one) + $50,000 additional purchase payment in year three.

The GLWB base is used solely for the purpose of calculating benefits under the GLWB rider. It does not provide a Contract Value or guarantee performance of any investment option.

Annual credit base.

With the GLWB, there is a ten-year period called the “annual credit period” that begins on the date the rider is issued. During the annual credit period, you may be eligible for the annual credit base, which provides for a credit to your GLWB base of 8% simple interest of the “Annual Credit Calculation Base” for each year you do not take any withdrawals. You will start a new ten-year annual credit period on each contract anniversary the GLWB base is set equal to the step-up base. If your

Form 8563	66

GLWB base is not set equal to the step-up base, you will not start a new ten-year annual credit period. If you take a withdrawal from your contract during the annual credit period, you will not be eligible for the annual credit for the year in which you took the withdrawal.

The annual credit base at the end of the contract year is equal to:

(a)  the GLWB base as of the prior contract anniversary, plus

(b)  purchase payments made during the current contract year, plus

(c)  8% of the Annual Credit Calculation Base.

The Annual Credit Calculation Base is the amount to which the 8% annual credit rate is applied. The Annual Credit Calculation Base is equal to the GLWB base at the beginning of the annual credit period, increased for any additional purchase payments made since the beginning of the annual credit period. If there is an excess withdrawal and the GLWB base after it has been adjusted for the excess withdrawal is less than the Annual Credit Calculation Base, the Annual Credit Calculation Base will be lowered to the GLWB base at that time.

Excess withdrawals.

The GLWB base is reduced pro-rata by any excess withdrawals. An excess withdrawal is the amount a withdrawal exceeds the maximum annual withdrawal under this rider. For example, assume you may withdraw $5,000 annually under the GLWB rider and in one contract year you withdraw $6,000. $1,000 would be an excess withdrawal. An excess withdrawal will reduce your GLWB base by the same percentage the excess withdrawal reduces your Contract Value.

For example, assume your GLWB base is $100,000 at the beginning of the contract year and your withdrawal percentage is 5%, so your maximum annual withdrawal is $5,000. That means you can withdraw $5,000 without it affecting your GLWB base. Assume your Contract Value is $90,000 and you withdraw $6,000. First we process that portion of the withdrawal that is allowed, $5,000. Your GLWB base remains $100,000 and your Contract Value decreases to $85,000. Then we process that portion of the withdrawal in excess of your maximum annual withdrawal, $1,000. Because you have already taken your maximum annual withdrawal, the $1,000 withdrawal will reduce the GLWB base pro rata. Your GLWB base will be reduced to $98,824, i.e. $100,000 — ([$1,000/$85,000] x $100,000) and your Contract Value is $84,000.

Because the allowable annual withdrawals under this rider begin when the annuitant is 59½, any withdrawal under the contract prior to the annuitant reaching age 59½ is an excess withdrawal. Since excess withdrawals reduce your GLWB base pro-rata, any withdrawals you take before the annuitant is 59½ may significantly reduce or eliminate the lifetime maximum annual withdrawals under this rider.

Maximum Annual Withdrawals.

The amount you may annually withdraw under the GLWB rider is based upon the annuitant’s age when withdrawals begin and is equal to the following withdrawal percentages multiplied by the “GLWB base”:

Annuitant’s Age	Maximum Annual Withdrawal %
59 ½ to 64	4%
65 to 79	5%
80+	6%

After you start taking withdrawals, the maximum percentage you may withdraw will not automatically increase to a higher percentage when the annuitant reaches a higher age bracket. Your maximum withdrawal percentage will only increase based on the annuitant’s then current age on a contract anniversary when the GLWB base has been increased to the step-up base as described above. Any withdrawal you take before the annuitant is 59½ is an excess withdrawal and reduces the GLWB base pro-rata. It does not affect the maximum percentage you may withdraw once you take your first withdrawal after the annuitant is 59½.

You may withdraw the maximum annual withdrawal amount under the GLWB (2011) rider without a surrender charge even if the maximum annual withdrawal amount exceeds 10% of your Contract Value. We reserve the right to charge a withdrawal fee of up to the lesser of 2% of the amount withdrawn or $15 per withdrawal for withdrawals in excess of 14 in a contract year. We are not currently charging this fee. If charged, this fee would be assessed against your Contract Value and would not affect the amount you withdraw at that time.

Form 8563	67

Example.

The following provides an example of how the annual credit base and withdrawals work. Assume you purchase a contract with an initial purchase payment of $100,000 and select the GLWB rider. Further assume (i) the annuitant is age 65 at the time of purchase; (ii) you take a withdrawal of $1,000 in year five and one of $50,000 in year six and take no other withdrawals in the first ten years, (iii) you make an additional purchase payment of $50,000 in year three and one of $10,000 in year eight, (iv) during year one your Contract Value increases $30,000, net of contract expenses and charges, due to market performance, and (v) the market is flat, net of contract expenses and charges, over the next ten years of your contract. Your initial GLWB base and Annual Credit Calculation Base is $100,000. Since you took no withdrawals in year one or two and the market was flat, you receive a $8,000 credit on the first contract anniversary (8% of $100,000 Annual Credit Calculation Base) and your annual credit base and GLWB base are $108,000 after year one.

Your Contract Value increased by $30,000 during year one due to market performance, so at the beginning of year two your GLWB base is set equal to the step-up base of $130,000, i.e. your then current Contract Value. Because your GLWB base was set equal to the step-up base, you start a new ten-year annual credit period. Your Annual Credit Calculation Base is set equal to the GLWB base of $130,000. You receive an annual credit at the end of year two of $10,400 (8% of $130,000 Annual Credit Calculation Base). Your annual credit base and GLWB base are $140,400 after year two ($130,000 prior GLWB base + $10,400 annual credit).

At the start of year three, you make an additional purchase payment of $50,000, so your Annual Credit Calculation Base increases to $180,000 ($130,000 prior Annual Credit Calculation Base + $50,000 additional purchase payment). Your GLWB base immediately increases with the additional purchase payment to $190,400 ($140,400 prior GLWB base + $50,000 additional purchase payment). Your annual credit at the end of year three is $14,400 (8% of $180,000 Annual Credit Calculation Base). Your annual credit base after year three, therefore, is $204,800 ($140,400 prior GLWB base + $50,000 purchase payment + $14,400 annual credit), and your GLWB base is set equal to your annual credit base.

In year four you take no withdrawals and make no additional purchase payments. Your annual credit for year four is $14,400 (8% of $180,000 Annual Credit Calculation Base), so your annual credit base, and therefore your GLWB base, after year four is $219,200 ($204,800 prior GLWB base + $14,400 annual credit).

In year five, when the annuitant is age 70 and your maximum annual withdrawal amount under the rider is $10,960 (5% of $219,200), you take a withdrawal of $1,000. Because your withdrawal is less than the maximum annual withdrawal, your GLWB base is not reduced by the withdrawal and remains $219,200. Further, because you took a withdrawal, you are not eligible for the annual credit in year five.

In year six, when the annuitant is age 71 and your maximum annual withdrawal amount under the rider is $10,960 (5% of $219,200), you take a withdrawal of $50,000. Because your withdrawal exceeds your maximum annual withdrawal amount, $39,040 of it is an excess withdrawal and you are not eligible for an annual credit at the end of year six. Your Contract Value after the allowed withdrawal of $10,960 was $168,040. Upon the excess withdrawal, your GLWB base is set equal to $168,274, i.e. $219,200 – [($39,040/$168,040) x $219,200]. Because the GLWB base after adjustment for the excess withdrawal of $168,274 is less than the Annual Credit Calculation Base of $180,000, the Annual Credit Calculation Base is set equal to the GLWB base of $168,274.

In year seven you take no withdrawals and make no additional purchase payments. Your annual credit for year seven is $13,462 (8% of $168,274 Annual Credit Calculation Base), so your annual credit base, and therefore, your GLWB base, after year seven is $181,736 ($168,274 prior GLWB base + $13,462 annual credit).

At the start of year eight, you make an additional purchase payment of $10,000. Your GLWB base immediately increases with the additional purchase payment to $191,736 ($181,736 prior GLWB base + $10,000 additional purchase payment). Your Annual Credit Calculation Base increases to $178,274 ($168,274 prior Annual Credit Calculation Base + $10,000 additional purchase payment). Your annual credit at the end of year eight is $14,262 (8% of $178,274 Annual Credit Calculation Base). Your annual credit base after year eight, therefore, is $205,998 ($181,736 prior GLWB base + $10,000 additional purchase payment + $14,262 annual credit), and your GLWB base is set equal to your annual credit base.

Since you take no more withdrawals and add no more purchase payments in years nine and ten, for each year, your annual credit will be $14,262 (8% of $178,274 Annual Credit Calculation Base). Furthermore, since the market is flat, your GLWB base increases each of those years by the amount of the annual credit to $220,260 for year nine and $234,522 for year ten.

You started a new ten-year annual credit period at the beginning of year two because your GLWB base was set equal to the step-up base so you are eligible for the annual credit in year eleven. Since you took no withdrawals or made no purchase payments in year eleven, you receive an annual credit of $14,262 (8% of $178,274 Annual Credit Calculation Base) and your GLWB base after year eleven is $248,784 ($234,522 prior GLWB base + $14,262 annual credit).

Form 8563	68

Lifetime Annuity Period.

You will enter the “Lifetime Annuity Period” when (a) the annuitant is at least 59½ years old and (b) (i) your Contract Value goes to zero other than because of an excess withdrawal (such as due to a decline in market value or an allowable withdrawal) or (ii) your contract reaches the annuity payout date. If your Contract Value goes to zero other than because of an excess withdrawal before the annuitant is 59½ years old, the Lifetime Annuity Period is deferred until the annuitant reaches age 59 ½. In determining whether your Contract Value goes to zero because of an excess withdrawal, we will first calculate your Contract Value for that valuation period and then determine the effect of an excess withdrawal on Contract Value. If a decline in market value and the then allowable withdrawal reduce your Contract Value to zero on a day you requested an excess withdrawal, we will not pay you the excess withdrawal since you do not have any Contract Value left. You will, however, still be eligible to enter the Lifetime Annuity Period. If the excess withdrawal reduces your Contract Value to zero, you will not be eligible to enter the Lifetime Annuity Period.

For example, assume your allowable withdrawal is $5,000, your Contract Value is $5,500 and you request a withdrawal of $6,000. Further assume on the day you request the withdrawal, your Contract Value declines by $500. We first process the change in Contract Value due to the market and the allowable withdrawal, which reduces your Contract Value to zero ($5,500 — $500 market decline — $5,000 allowable withdrawal). You cannot take the $1,000 excess withdrawal since your Contract Value is zero, but you will be eligible to enter the Lifetime Annuity Period.

Now assume your allowable withdrawal is $5,000, your Contract Value is $6,000 and you request a withdrawal of $6,000. Also assume on the day you request the withdrawal, your Contract Value declines by $500. We first process the change in Contract Value due to the market and the allowable withdrawal, which reduces your Contract Value to $500 ($6,000 — $500 market decline — $5,000 allowable withdrawal). We then process the excess withdrawal. Since your Contract Value is $500, you may only take another $500. Because the $500 is an excess withdrawal, we will assess a surrender charge, if applicable, against that amount and you would receive less than the additional $500. The excess withdrawal reduces your Contract Value to zero; therefore, you will not be eligible to enter the Lifetime Annuity Period. You should carefully consider any withdrawal that may deplete your Contract Value and should talk to your registered representative to determine whether the withdrawal would be appropriate for you.

During the Lifetime Annuity Period, we will pay you monthly payments in an annual amount equal to the then current annual withdrawal amount you may take under the GLWB rider for the lifetime of the annuitant. Once you enter the Lifetime Annuity Period, we will not accept any additional purchase payments and you will no longer be eligible for any further increases in the GLWB base. Furthermore, the contract will only provide the benefits under the GLWB rider.

In lieu of this annual payout for the lifetime of the annuitant, you may elect to receive an age-based lump sum or an underwritten lump sum settlement option. Under the age-based lump sum settlement option, you will receive an amount equal to the then current maximum annual withdrawal amount you may take under the GLWB rider multiplied by the multiplier specified below:

Annuitant’s Age Nearest Birthday	Multiplier
60-64	6.7
65-69	5.7
70-74	4.7
75-79	3.7
80-84	2.7
85-89	2.0
90+	1.4

You may elect the underwritten lump sum settlement option if a licensed physician attests that the annuitant is in good health and has a life expectancy that is in line with that of the average purchaser of annuity products at that age. The amount you may receive under this option will be determined based on age and sex, taking into account health information on the annuitant.

In lieu of the benefits under this rider, you may annuitize under the terms of your contract or under the terms of any single premium, immediate annuity we offer based upon your Contract Value at that time.

Whether you should elect the lifetime annuity payout option or the lump sum settlement option depends upon your personal circumstances and risk tolerance. The lifetime annuity payout option provides a guaranteed stream of payments over the remainder of your life and, as such, protects you against the risk that you could outlive your available income. However, if you elect the lifetime annuity payout option, you will not have the ability to receive any payment from your annuity other than the income stream provided by the lifetime annuity payout option. In contrast, if you elect the lump sum settlement

Form 8563	69

option, you will have access immediately to the proceeds to invest, save or spend as you choose, but you will have no guarantee of future payments. In that case, you assume the risk that you might outlive your available funds and have no proceeds or stream of income available from this annuity in the future.

If you elect the lifetime annuity payout option and there is Contract Value remaining in your annuity, you should ask us about the alternative immediate annuity options under the contract or that we might have generally available for sale at that time. It is possible that one of those alternative annuity options might pay you a higher stream of income or otherwise better fit your circumstances and needs. We will be happy to provide you with whichever immediate annuity option you choose. We will not assess a surrender charge if you choose an alternative annuity option if one of the following is true:

(1)  If the withdrawal for the alternative annuity option is before the end of the second contract year, the annuity income must be payable for the lifetime of the annuitant and joint annuitant, if any;

(2)  If the withdrawal for the alternative annuity option is during the third through fifth contract years, the annuity income must be payable over a period of not less than ten years or payable over the lifetime of the annuitant and joint annuitant, if any; or

(3)  If the withdrawal for the alternative annuity option is after the fifth contract year, the annuity income must be payable over a period of not less than five years or payable over the lifetime of the annuitant and joint annuitant, if any.

If you elect the lump sum payment option and you are in good health, you may wish to consider the underwritten lump sum settlement option. The underwritten lump sum settlement option is a benefit for you if your health is materially better than an average person your age. If you request the underwritten lump sum settlement option and we determine that your health is materially better than the average person your age, we may pay you a higher lump sum amount than you would have otherwise received under the appropriate table in your rider. Keep in mind that if you request an underwritten lump sum settlement, we have the right to gather whatever medical information we determine that we need to assess your health.

You should consult with your financial representative to determine which payout option is best for you.

Charge.

If you choose the GLWB rider, there is an annual charge of 0.95% of the GLWB base. The charge for the GLWB rider ends when you begin the Lifetime Annuity Period or the rider terminates. (See “Termination” below.) We may increase the charge for the GLWB rider on any contract anniversary that your GLWB base is reset to the step-up base once the surrender charge period ends for your contract. That means if your GLWB base is never increased to the step-up base, we will not increase your charge. The new charge will not be higher than the then current charge for new issues of this rider, and we guarantee that it will not exceed 2.00% of the GLWB base.

You may opt out of a reset to the step-up base and avoid an increase in the charge, but you will then no longer be eligible for any further resets of the GLWB base to the step-up base. If you opt-out, you will also no longer be eligible for any increases in the maximum annual withdrawal percentages based on the annuitant’s age. To opt-out of an increase in the charge, you must notify us in writing, or in any other manner acceptable to us, within 30 days of the contract anniversary.

Death Benefit.

The GLWB rider provides for a death benefit upon the death of the annuitant. If the rider is added at issue, the initial GLWB death benefit is equal to your initial purchase payment. If we allow you to add the rider on a subsequent contract anniversary, the initial GLWB death benefit will be equal to the then current Contract Value. The GLWB death benefit is increased for additional purchase payments and decreased dollar for dollar by withdrawals up to your maximum annual withdrawal amounts. Any excess withdrawals will decrease the GLWB death benefit pro-rata. Because this death benefit is determined by your purchase payments and is reduced by withdrawals, if your total withdrawals over the life of the contract exceed your purchase payments, you will not have any death benefit under this rider. The GLWB death benefit is no longer in effect if you choose a lump sum settlement option in lieu of annual payments upon entering the Lifetime Annuity Period or if you elect to annuitize based upon your Contract Value.

The death benefit is used to calculate the death benefit adjustment which affects the amount of proceeds received by the beneficiary. Please see the “Death Benefit” section earlier in this prospectus for more details.

Investment Restrictions.

Effective March 3, 2017, in order to have the GLWB rider, you must allocate any variable account portion of your purchase payments and Contract Value to (a) one of ON Moderately Conservative Model Portfolio, ON Balanced Model Portfolio or ON Moderate Growth Model Portfolio or (b) in accordance with the Fund Category requirements described in “Investment Restrictions for Certain Optional Riders.” These revised requirements will only apply to you if you make additional purchase payments or transfer requests. You may not allocate purchase payments or Contract Value to the Fixed Accumulation

Form 8563	70

Account. You may allocate purchase payments to the Enhanced DCA account and transfer amounts in accordance with the investment restrictions. If you cease to comply with the requirements described in “Investment Restrictions for Certain Optional Riders,” we will terminate your GLWB rider. If the rider is so terminated, a prorated annual rider charge will be assessed.

Required Minimum Distributions.

If you are required to take withdrawals from your contract under the Required Minimum Distribution regulations under the Code, we will allow you to take your Required Minimum Distribution (or “RMD”) even if it exceeds your maximum annual withdrawal under the GLWB rider without it affecting your GLWB base. Any withdrawals in a contract year that exceed your maximum annual withdrawal and your RMD will be considered excess withdrawals and will reduce the GLWB base pro-rata. You may withdraw your RMD under this rider without a surrender charge even if your RMD exceeds 10% of your Contract Value.

We reserve the right to modify or eliminate RMD treatment if there is any change to the Code or regulations regarding RMDs. We will provide you 30 days written notice, when practicable, of any modifications to or termination of the RMD treatment with the GLWB.

Termination.

If you choose the GLWB rider, you cannot later discontinue it unless we otherwise agree. The GLWB rider will terminate if your Contract Value goes to zero because of an excess withdrawal. The GLWB rider will also terminate if you annuitize your contract or if the annuitant dies, except in the case of spousal continuation.

Spousal Continuation.

If your surviving spouse chooses to continue the contract under the spousal continuation option and becomes the sole owner and annuitant, the GLWB rider will be continued. Your spouse will be eligible to take withdrawals under this rider when he or she reaches age 59½, and the maximum annual withdrawal will be based on your spouse’s age when he or she begins taking such withdrawals. If you die before age 59½ or after age 59½ but before taking any withdrawals, the GLWB base will be set equal to the greater of (a) Contract Value (after applying any applicable death benefit adjustments) or (b) the GLWB base as of the earlier of (i) the date we are in receipt of proof of the annuitant’s death or (ii) 90 days from the date of the annuitant’s death. If you die after age 59½ and after you have begun to take withdrawals, the GLWB base will be set equal to the Contract Value (after applying any death benefit adjustments) as of the earlier of (a) the date we are in receipt of proof of the annuitant’s death or (b) 90 days from the date of the annuitant’s death. The death benefit under this rider will be reset to the current Contract Value (after applying any death benefit adjustment) if that amount is greater than the then current death benefit under this rider.

Guaranteed Lifetime Withdrawal Benefit (Joint Life)

In those states where permitted, we may offer a guaranteed lifetime withdrawal benefit rider (joint life) (“Joint GLWB”) at the time the contract is issued. Subject to the conditions described, the Joint GLWB rider provides a guaranteed level of withdrawals from your contract in each contract year, beginning when the youngest spouse is age 59½, for the lifetime of you and your spouse. The Joint GLWB rider may help protect you from the risk that you and your spouse might outlive your income. The Joint GLWB differs from electing spousal continuation under the GLWB because you have the potential to have a higher GLWB base upon the death of the first spouse with the Joint GLWB. The Joint GLWB has a higher charge than the GLWB.

We may, at our sole option, offer the Joint GLWB rider to existing contracts, in which case it may be added on a contract anniversary. You may not add this rider once either spouse is 86 years old. The Joint GLWB rider is the same as the GLWB rider except as described below.

The Joint GLWB rider is available to two people who are legally married at the time the rider is added. We refer to these people as “participating spouses.” A participating spouse is one of two people upon whose life and age the benefits under the Joint GWLB rider are based. On the date the rider is added, either (a) the two participating spouses must be joint owners and one must be the annuitant or (b) one participating spouse is the owner and annuitant and the other is the sole beneficiary. No one can be added as a participating spouse after the rider is added to the contract, and once someone loses his or her status as a participating spouse, it cannot be regained. Status as a participating spouse will be lost in the following situations:

•  when a participating spouse dies;

• when a sole owner participating spouse requests that the other participating spouse be removed;

• if one participating spouse is the sole owner and the participating spouses divorce, the non-owner spouse will cease to be a participating spouse;

• if the participating spouses are joint owners and they divorce, the non-annuitant will cease to be a participating spouse.

Form 8563	71

Please note that if one of the spouses ceases to be a participating spouse, you will still be charged for the Joint GLWB rider.

Under the Joint GLWB rider, the amount you may withdraw under the rider is based upon the youngest participating spouse’s age. Therefore, if the youngest participating spouse is younger than 59½ years old, any withdrawals under the contract will be excess withdrawals under the Joint GLWB rider until the youngest participating spouse becomes 59½.

If you choose the Joint GLWB rider, there is an annual charge of 1.05% of the GLWB base. We may increase the charge for the Joint GLWB rider on any contract anniversary that your GLWB base is reset to the step-up base once the surrender charge period ends for your contract. The new charge will not be higher than the then current charge for new issues of the rider, and we guarantee that the charge will not exceed 2.00% of the GLWB base.

If required by state law, we will allow civil union partners to purchase the Joint GLWB rider in certain states and receive the same benefits as a participating spouse while both participating spouses are living. Please note that because civil union partners are not eligible for spousal continuation under the Code, there may be adverse tax consequences with withdrawals and other transactions upon the death of the first partner. You should consult with your tax advisor before purchasing this rider. Please contact your registered representative or call us at 1-888-925-6446 for more information about whether your state recognizes civil unions.

You will enter the Lifetime Annuity Period when (a) the youngest participating spouse is at least 59½ years old, and (b) (i) your Contract Value goes to zero other than because of an excess withdrawal (such as due to a decline in market value or an allowable withdrawal) or (ii) your contract reaches the annuity payout date. If your Contract Value goes to zero other than because of an excess withdrawal before the youngest participating spouse is 59½ years old, the Lifetime Annuity Period is deferred until the youngest participating spouse reaches age 59½. In that scenario, we will make the first payment immediately upon the youngest participating spouse reaching age 59½. During the Lifetime Annuity Period, we will pay you monthly payments in an annual amount equal to the then current annual withdrawal amount you may take under the Joint GLWB rider (as based on the youngest participating spouse’s age) for the lifetime of the annuitant.

In lieu of this annual payout for the lifetime of the annuitant, you may elect to receive an age-based lump sum or an underwritten lump sum settlement option. Under the age-based lump sum settlement option if there is only one surviving participating spouse, you will receive an amount equal to the then current maximum annual withdrawal amount you may take under the Joint GLWB rider multiplied by the multiplier specified below:

Participating Spouse’s Age Nearest Birthday	Multiplier
60-64	6.7
65-69	5.7
70-74	4.7
75-79	3.7
80-84	2.7
85-89	2.0
90+	1.4

Under the age-based lump sum settlement option if there are two surviving participating spouses, you will receive an amount equal to the then current maximum annual withdrawal amount you may take under the Joint GLWB rider multiplied by the multiplier specified below, based on the youngest participating spouse:

Youngest Participating Spouse’s Age Nearest Birthday	Multiplier
60-64	8.4
65-69	7.5
70-74	6.5
75-79	5.2
80-84	4.0
85-89	2.9
90+	2.0

You may elect the underwritten lump sum settlement option if a licensed physician attests that the youngest participating spouse is in good health and has a life expectancy that is in line with that of the average purchaser of annuity products at that age. The amount you may receive under this option will be determined based on age and sex, taking into account health information on the youngest participating spouse.

Form 8563	72

In lieu of the benefits under this rider, you may annuitize under the terms of your contract or under the terms of any single premium, immediate annuity we offer based upon your Contract Value at that time.

You should consult with your financial representative to determine which payout option is best for you.

If you are the sole owner and your surviving participating spouse elects spousal continuation, the GLWB base will be set equal to the greater of (a) Contract Value (after applying any applicable death benefit adjustments) or (b) the GLWB base as of the earlier of (i) the date we are in receipt of proof of the annuitant’s death or (ii) 90 days from the date of the annuitant’s death. Your participating spouse will be eligible to take withdrawals under this rider when he or she reaches age 59½, and the maximum annual withdrawal will be based on your spouse’s age when he or she begins taking such withdrawals. Please note that civil union partners are not eligible for spousal continuation under the Code.

The death benefit under the Joint GLWB rider ceases after the death benefit adjustment, if any, for the second participating spouse.

Summary of Optional Living Benefit Riders.

The following is a summary of the currently available optional living benefit riders. For complete details on the riders, see the individual descriptions above.

Optional Rider	Features	Who may want to consider the Rider	Charge
GPP (2012) rider

• Guarantees return of principal without annuitization on the 10th rider anniversary if you take no withdrawals.

• If, at the end of the rider’s ten-year term, the eligible Contract Value is less than the guaranteed principal amount, the difference will be added to the contract.

• The guaranteed principal amount is adjusted pro-rata for any withdrawals.

• Investment restrictions (fewer investment options available).

• Cannot purchase once the annuitant is 80.

		Those who are afraid of market risk and want to invest without fear of losing their original principal.	1.30% (maximum) 0.65% (current)
GLWB Plus

• Provides a guaranteed level of withdrawals in each contract year beginning when the annuitant is 59½ for the lifetime of the annuitant.

• Excess withdrawals reduce the GLWB base by the greater of a pro-rata reduction or the dollar amount of the withdrawal.

• GLWB base steps-up to current Contract Value each contract anniversary, if higher.

• 6% annual credit to the GLWB base for each of the first ten years if you take no withdrawals.

• Investment restrictions (fewer available investment options).

• Cannot purchase once the annuitant is 86.

		Those who want to protect their retirement income but still desire market exposure and want to protect against the risk of outliving their income for a single life.	2.00% (maximum) 1.05% (current)

Form 8563	73

Joint GLWB Plus

• Like the GLWB Plus except that it provides a guaranteed level of withdrawals in a contract year beginning when the youngest spouse is 59½ for the lifetime of the annuitant and the surviving spouse.

• Available to two people who are legally married at the time the rider is issued.

• Spousal continuation provides for a higher potential GLWB base upon the death of the first spouse.

• Investment restrictions (fewer available investment options).

• Cannot purchase once either spouse is 86.

	Those who want to protect their retirement income but still desire market exposure and want to protect against the risk of outliving their income for both spouses.	2.50% (maximum) 1.35% (current)

Other Contract Provisions

Assignment

Amounts payable in settlement of a contract may not be commuted, anticipated, assigned or otherwise encumbered, or pledged as loan collateral to anyone other than us. We may require that any assignee or owner have an insurable interest in the life of the annuitant. To the extent permitted by law, such amounts are not subject to any legal process to pay any claims against an annuitant before annuity payments begin. The owner of a tax-qualified contract may not, but the owner of a non-tax-qualified contract may, collaterally assign the contract before the annuity payout date. Ownership of a tax-qualified contract may not be transferred except to:

• the annuitant,

• a trustee or successor trustee of a pension or profit-sharing trust which is qualified under Section 401 of the Code,

• the employer of the annuitant provided that the contract after transfer is maintained under the terms of a retirement plan qualified under Section 403(a) of the Code for the benefit of the annuitant, or

• as otherwise permitted by laws and regulations governing plans for which the contract may be issued.

Reports and Confirmations

Before the annuity payout date, we will send you quarterly statements showing the number of units credited to the contract by Fund and the value of each unit as of the end of the last quarter. In addition, as long as the contract remains in effect, we will forward any periodic Fund reports.

We will send you a written confirmation of your purchase payments, transfers and withdrawals. For regularly recurring transactions, such as dollar cost averaging and payroll deduction programs, we may confirm the transactions in a quarterly report. Review your statements and confirmations to verify their accuracy. You must report any error or inaccuracy to us within 30 days. Otherwise, we are not responsible for losses due to the error or inaccuracy.

Substitution for Fund Shares

If investment in a Fund is no longer possible or we believe it is inappropriate to the purposes of the contract, we may substitute one or more other funds. Substitution may be made as to both existing investments and the investment of future purchase payments. However, no substitution will be made until we receive any necessary approval of the Securities and Exchange Commission. We may also add other Funds as eligible investments of VAA.

Contract Owner Inquiries

Direct any questions to Ohio National Life, Variable Annuity Administration, P.O. Box 2669, Cincinnati, Ohio 45201; telephone 888.925.6446 (8:30 a.m. to 4:30 p.m., Eastern time).

Form 8563	74

Performance Data

We may advertise performance data for the various Funds showing the percentage change in unit values based on the performance of the applicable Fund over a period of time (usually a calendar year). We determine the percentage change by dividing the increase (or decrease) in value for the unit by the unit value at the beginning of the period. This percent reflects the deduction of any asset-based contract charge but does not reflect the deduction of any applicable contract administration charge or surrender charge. The deduction of a contract administration charge or surrender charge would reduce any percentage increase or make greater any percentage decrease.

Advertising may also include average annual total return figures calculated as shown in the Statement of Additional Information. The average annual total return figures reflect the deduction of applicable contract administration charges and surrender charge as well as applicable asset-based charges.

We may also distribute sales literature comparing separate account performance to the Consumer Price Index or to such established market indexes as the Dow Jones Industrial Average, the Standard & Poor’s 500 Stock Index, IBC’s Money Fund Reports, Lehman Brothers Bond Indices, the Morgan Stanley Europe Australia Far East Index, Morgan Stanley World Index, Russell 2000 Index, or other variable annuity separate accounts or mutual funds with investment objectives similar to those of the Funds.

Federal Tax Status

The following discussion of federal income tax treatment of amounts received under a variable annuity contract does not cover all situations or issues. It is not intended as tax advice. Consult a qualified tax adviser to apply the law to your circumstances. Tax laws can change, even for contracts that have already been issued. Tax law revisions, with unfavorable consequences, could have retroactive effect on previously issued contracts or on later voluntary transactions in previously issued contracts.

We are taxed as a life insurance company under Subchapter L of the Internal Revenue Code (the “Code”). Since the operations of VAA are a part of, and are taxed with, our operations, VAA is not separately taxed as a “regulated investment company” under Subchapter M of the Code. The law does not now provide for payment of federal income tax on dividend income or capital gains distributions from Fund shares held in VAA or upon capital gains realized by VAA on redemption of Fund shares.

The contracts are considered annuity contracts under Section 72 of the Code, which generally provides for taxation of annuities. Under existing provisions of the Code, any increase in the Contract Value is not taxable to you as the owner or annuitant until you receive it, either in the form of annuity payments, as contemplated by the contract, or in some other form of distribution. (As of the date of this prospectus, proposals to modify taxation of annuities may be under consideration by the federal government.) The owner of a non-tax qualified contract must be a natural person for this purpose. With certain exceptions, where the owner of a non-tax qualified contract is a non-natural person (corporation, partnership or trust) any increase in the accumulation value of the contract attributable to purchase payments made after February 28, 1986 will be treated as ordinary income received or accrued by the contract owner during the current tax year.

The income and gains within an annuity contract are generally tax deferred for natural persons. Within a tax-qualified plan, the plan itself provides tax deferral. Therefore, the tax-deferred treatment otherwise available to an annuity contract is not a factor to consider when purchasing an annuity within a tax-qualified plan or arrangement.

When a non-tax-qualified contract is issued in connection with a deferred compensation plan or arrangement, all rights, discretions and powers relative to the contract are vested in the employer and you must look only to your employer for the payment of deferred compensation benefits. Generally, in that case, an annuitant will have no “investment in the contract” and amounts received by you from your employer under a deferred compensation arrangement will be taxable in full as ordinary income in the years you receive the payments.

When annuity payments begin, each payment is taxable under Section 72 of the Code as ordinary income in the year of receipt if you have neither paid any portion of the purchase payments nor previously been taxed on any portion of the purchase payments. If any portion of the purchase payments has been paid from or included in your taxable income, this aggregate amount will be considered your “investment in the contract.” You will be entitled to exclude from your taxable income a portion of each annuity payment equal to your “investment in the contract” divided by the period of expected annuity payments, determined by your life expectancy and the form of annuity benefit. Once you recover your “investment in the contract,” all further annuity payments will be included in your taxable income.

A withdrawal of contract values is taxable as ordinary income in the year received to the extent that the accumulated value of the contract immediately before the payment exceeds the “investment in the contract.” If you elect to withdraw any portion of your accumulated value in lieu of receiving annuity payments, that withdrawal is treated as a distribution of earnings first

Form 8563	75

and only second as a recovery of your “investment in the contract.” Any part of the value of the contract that you assign or pledge to secure a loan will be taxed as if it had been a withdrawal and may be subject to a penalty tax.

Under tax regulations, all contracts issued in the same calendar year to the same owner should be treated as one contract for tax reporting purposes, so that cost basis and gain will be aggregated for the purpose of determining the taxable portion of any withdrawal.

There is a penalty tax equal to 10% of any amount that must be included in gross income for tax purposes. The penalty will not apply to a redemption that is:

• received on or after the taxpayer reaches age 59 ½;

• made to a beneficiary on or after the death of the annuitant;

•  attributable to the taxpayer’s becoming disabled;

• made as a series of substantially equal periodic payments for the life of the annuitant (or joint lives of the annuitant and beneficiary);

•  from a contract that is a qualified funding asset for purposes of a structured settlement;

•  made under an annuity contract that is purchased with a single premium and with an annuity payout date not later than a year from the purchase of the annuity;

• incident to divorce;

• a qualified reservist distribution; or

• a distribution from an IRA for a first home purchase;

• taken from an IRA for higher education expenses; or

• taken from an IRA for a qualified first-time home purchase (up to $10,000) or qualified education expenses.

Any taxable amount you withdraw from an annuity contract is automatically subject to 10% withholding unless you elect not to have withholding apply. If you elect not to have withholding apply to an early withdrawal or if an insufficient amount is withheld, you may be responsible for payment of estimated tax. You may also incur penalties under the estimated tax rules if the withholding and estimated tax payments are not sufficient. If you fail to provide your taxpayer identification number, any payments under the contract will automatically be subject to withholding. The Code requires 20% withholding for distributions from contracts owned by tax qualified plans.

Tax-Deferred Annuities

Under the provisions of Section 403(b) of the Code, employees may exclude from their gross income purchase payments made for annuity contracts purchased for them by public educational institutions and certain tax-exempt organizations which are described in Section 501(c)(3) of the Code. You may make this exclusion to the extent that the aggregate purchase payments plus any other amounts contributed to purchase the contract and toward benefits under qualified retirement plans do not exceed certain limits in the Code. Employee contributions are, however, subject to social security (FICA) tax withholding. All amounts you receive under a contract, either in the form of annuity payments or cash withdrawal, will be taxed under Section 72 of the Code as ordinary income for the year received, except for exclusion of any amounts representing “investment in the contract.” Under certain circumstances, amounts you receive may be used to make a “tax-free rollover” into one of the types of individual retirement arrangements permitted under the Code. Amounts you receive that are eligible for “tax-free rollover” will be subject to an automatic 20% withholding unless you directly roll over such amounts from the tax-deferred annuity to the individual retirement arrangement.

With respect to earnings accrued and purchase payments made after December 31, 1988, for a contract set up under Section 403(b) of the Code, distributions may be paid only when the employee:

• attains age 59 ½,

• separates from the employer’s service,

• dies,

• becomes disabled as defined in the Code, or

• incurs a financial hardship as defined in the Code.

Form 8563	76

In the case of hardship, cash distributions may not exceed the amount of your purchase payments. These restrictions do not affect your right to transfer investments among the Funds and do not limit the availability of transfers between tax-deferred annuities.

Qualified Pension or Profit-Sharing Plans

Under present law, purchase payments made by an employer or trustee, for a plan or trust qualified under Section 401(a) or 403 of the Code, are generally excludable from the employee’s gross income. Any purchase payments made by the employee, or which are considered taxable income to the employee in the year such payments are made, constitute an “investment in the contract” under Section 72 of the Code for the employee’s annuity benefits. Salary reduction payments (unless characterized as Roth contributions) to a profit sharing plan qualifying under Section 401(k) of the Code are generally excludable from the employee’s gross income up to certain limits in the Code, and therefore are not considered “investment in the contract”.

The Code requires plans to prohibit any distribution to a plan participant prior to age 59 ½, except in the event of death, total disability, financial hardship or separation from service (special rules apply for plan terminations). Distributions generally must begin no later than April 1 of the calendar year following the year in which the participant reaches age 70 ½. Premature distribution of benefits or contributions in excess of those permitted by the Code may result in certain penalties under the Code. (Special tax treatment, including capital gain treatment and 5-year forward averaging, may be available to those born before 1936). If you receive such a distribution you may be able to make a “tax-free rollover” of the distribution less your “investment in the contract” into another qualified plan in which you are a participant or into one of the types of individual retirement arrangements permitted under the Code. Your surviving spouse receiving such a distribution may be able to make a tax-free rollover to one of the types of individual retirement arrangements permitted under the Code. Amounts received that are eligible for “tax-free rollover” will be subject to an automatic 20% withholding unless such amounts are directly rolled over to another qualified plan or individual retirement arrangement.

Withholding on Annuity Payments

Distributions from tax-deferred annuities (i.e. 403b plans) or qualified pension and profit sharing plans that are eligible for “tax-free rollover” will be subject to an automatic 20% withholding unless such amounts are directly rolled over to an individual retirement arrangement or another qualified plan. Federal income tax withholding is required on annuity payments. However, recipients of annuity payments are allowed to elect not to have the tax withheld. This election may be revoked at any time and withholding would begin after that. If you do not give us your taxpayer identification number, any payments under the contract will automatically be subject to withholding.

Individual Retirement Annuities (IRAs)

See IRA Disclosure Statement (Appendix A), following.

Form 8563	77

Appendix A

IRA Disclosure Statement

This statement is designed to help you understand the requirements of federal tax law which apply to your individual retirement annuity (IRA), your Roth IRA, your simplified employee pension IRA (SEPP-IRA) for employer contributions, your Savings Incentive Match Plan for Employees (SIMPLE) IRA, or to one you purchase for your spouse. You can obtain more information regarding your IRA either from your sales representative or from any district office of the Internal Revenue Service.

Free Look Period

The annuity contract offered by this prospectus gives you the opportunity to revoke the contract for a full refund within 10 days after you receive it (or a longer period as may be required by your state law) and for IRAs, get a refund of the greater of your purchase payments or the current Contract Value if you exercise your free look. Any purchase payments in these states to be allocated to variable Funds may first be allocated to the Fidelity® VIP Government Money Market Portfolio until the end of the free look period. If you are a California resident 60 years old or older and at the time you apply for your contract you elect to receive a return of your purchase payments if you exercise your free look, any purchase payments to be allocated to variable Funds will first be allocated to the Fixed Accumulation Account until the end of the free look period. We deem you to receive the contract and the free look period to begin five days after we mail your contract to you. This is a more liberal provision than is required in connection with IRAs. To exercise this “free-look” provision, you must return the contract to us within the free look period. We must receive your contract at our home office (the address listed on the first page of the prospectus) by 4:00 p.m. Eastern time on the last day of the free look period.

Eligibility Requirements

IRAs are intended for all persons with earned compensation whether or not they are covered under other retirement programs. Additionally if you have a non-working spouse (and you file a joint tax return), you may establish an IRA on behalf of your non-working spouse. A working spouse may establish his or her own IRA. A divorced spouse receiving taxable alimony (and no other income) may also establish an IRA.

Contributions and Deductions

Contributions to a traditional IRA will be deductible if you are not an “active participant” in an employer maintained qualified retirement plan or if you have Adjusted Gross Income which does not exceed the “applicable dollar limit”. For a single taxpayer, the applicable dollar limitation is $63,000 in 2018, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $63,000 and $73,000. For married couples filing jointly, the applicable dollar limitation is $101,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $101,000-$121,000. There is no deduction allowed for IRA contributions when Adjusted Gross Income reaches $73,000 for individuals and $121,000 for married couples filing jointly. IRA contributions must be made by no later than the time you file your income tax return for that year. Special limits apply for the non-active participant spouse where a joint return is filed with an active participant.

The IRA maximum annual contribution and the associated tax deduction is limited to the lesser of: (1) $5,500 in 2018 or (2) 100% of your earned compensation. Those age 50 or older may make an additional IRA contribution of $1,000 per year in 2018. Contributions in excess of the limits may be subject to penalty. See below.

The maximum tax deductible annual contribution that a divorced spouse with no other income may make to an IRA is the lesser of (1) $5,500 or (2) 100% of taxable alimony.

Contributions made by your employer to your SEPP-IRA are excludable from your gross income for tax purposes in the calendar year for which the amount is contributed. Certain employees who participate in a SEPP-IRA will be entitled to elect to have their employer make contributions to their SEPP-IRA on their behalf or to receive the contributions in cash. If the employee elects to have contributions made on the employee’s behalf to the SEPP, the employee’s salary is reduced by the amount of the contribution and those funds are not treated as current taxable income. Salary-reduction SEPP-IRAs (also called “SARSEPs”) are available only if at least 50% of the employees elect to have amounts contributed to the SEPP-IRA and if the employer has 25 or fewer employees at all times during the preceding year. New SARSEPs may no longer be established. Elective deferrals under a SARSEP are subject to an inflation-adjusted limit which is $18,500 for 2018.

Form 8563	78

Under a SEPP-IRA agreement, the maximum annual contribution which your employer may make on your behalf to a SEPP-IRA contract which is excludable from your income is the lesser of 100% of your salary or $55,000. An employee who is a participant in a SEPP-IRA agreement may make after-tax contributions to the SEPP-IRA contract, subject to the contribution limits applicable to IRAs in general. Those employee contributions will be deductible subject to the deductibility rules described above. The Internal Revenue Service has reviewed the format of your SEPP-IRA and issued an opinion letter to us stating that it qualifies as a prototype SEPP-IRA.

If you or your employer should contribute more than the maximum contribution amount to your IRA or SEPP-IRA, the excess amount will be considered an “excess contribution”. You may withdraw an excess contribution from your IRA (or SEPP-IRA) before your tax filing date without adverse tax consequences. If, however, you fail to withdraw any such excess contribution before your tax filing date, a 6% excise tax will be imposed on the excess for the tax year of contribution.

Once the 6% excise tax has been imposed, an additional 6% penalty for the following tax year can be avoided if the excess is (1) withdrawn before the end of the following year, or (2) treated as a current contribution for the following year.

An individual retirement annuity must be an annuity contract. In our opinion, the optional additional death benefits available under the contract are part of the annuity contract. There is a risk, however, that the Internal Revenue Service would take the position that one or more of the optional additional death benefits are not part of the annuity contract. In such a case, the charges for the optional additional death benefits would be considered distributions from the IRA and would be subject to tax, including penalty taxes. The charges for the optional additional death benefits would not be deductible. It is possible that the IRS could determine that optional death proceeds in excess of the greater of the Contract Value or net purchase payments are taxable to your beneficiary. Should the IRS so rule, we may have to tax report such excess death benefits as taxable income to your beneficiary. If the IRS were to take such a position, we would take all reasonable steps to avoid this result, including the right to amend the contract, with appropriate notice to you.

The contracts are not eligible for use in Puerto Rico IRAs.

IRA for Non-working Spouse

If you establish an IRA for yourself, you may also be eligible to establish an IRA for your “non-working” spouse. In order to be eligible to establish such a spousal IRA, you must file a joint tax return with your spouse and if your non-working spouse has compensation, his/her compensation must be less than your compensation for the year. Contributions of up to $11,000 may be made to the two IRAs if the combined compensation of you and your spouse is at least equal to the amount contributed. If requirements for deductibility (including income levels) are met, you will be able to deduct an amount equal to the least of (i) the amount contributed to the IRA’s; (ii) $11,000; or (iii) 100% of your combined gross income.

Contributions in excess of the contribution limits may be subject to penalty. See above under “Contributions and Deductions”. If you contribute more than the allowable amount, the excess portion will be considered an excess contribution. The rules for correcting it are the same as discussed above for regular IRAs.

Other than the items mentioned in this section, all of the requirements generally applicable to IRAs are also applicable to IRAs established for non-working spouses.

Rollover Contribution

Once every year, you may withdraw any portion of the value of your IRA (or SEPP-IRA) and move it to another IRA. Withdrawals may also be made from other IRAs and contributed to this contract. Note – you are limited to one rollover per year regardless of how many IRA contracts you own. This transfer of funds from one IRA to another is called a “rollover” IRA. To qualify as a rollover contribution, the entire portion of the withdrawal must be reinvested in another IRA within 60 days after the date it is received. You are not allowed a tax-deduction for the amount of any rollover contribution. Transfers of funds directly from one IRA to another IRA, if done properly, is not a rollover and is not subject to the once per year limitation.

A similar type of rollover to an IRA can be made with the proceeds of a qualified distribution from a qualified retirement plan or tax-sheltered annuity. Properly made, such a distribution will not be taxable until you receive payments from the IRA created with it. You may later roll over such a contribution to another qualified retirement plan. (You may roll less than all of a qualified distribution into an IRA, but any part of it not rolled over will be currently includable in your income without any capital gains treatment.)

Premature Distributions

At no time can an interest in your IRA (or SEPP-IRA) be forfeited. The federal tax law does not permit you to use your IRA (or SEPP-IRA) as security for a loan. Furthermore, as a general rule, you may not sell or assign your interest in your IRA (or

Form 8563	79

SEPP-IRA) to anyone. Use of an IRA (or SEPP-IRA) as security or assignment of it to another will invalidate the entire annuity. It then will be includable in your income in the year it is invalidated and will be subject to a 10% penalty tax if you are not at least age 59 ½ or totally disabled. (You may, however, assign your IRA (or SEPP-IRA) without penalty to your former spouse in accordance with the terms of a divorce decree.)

You may withdraw part of the value of your IRA (or SEPP-IRA). If a withdrawal does not qualify as a rollover, the amount withdrawn will be includable in your income and subject to the 10% penalty if you are not at least age 59 ½ or totally disabled or the withdrawal meets the requirements of another exception contained in the Code, unless you comply with special rules requiring distributions to be made at least annually over your life expectancy.

The 10% penalty tax does not apply to the withdrawal of an excess contribution as long as the excess is withdrawn before the due date of your tax return. Withdrawals of excess contributions after the due date of your tax return will generally be subject to the 10% penalty unless the excess contribution results from erroneous information from a plan trustee making an excess rollover contribution or unless you are over age 59 ½ or are disabled.

Distribution at Retirement

Once you have attained age 59 ½ (or have become totally disabled), you may elect to receive a distribution of your IRA (or SEPP-IRA) regardless of when you actually retire. You may elect to receive the distribution in either one sum or under any one of the periodic payment options available under the contract. The distributions from your IRA under any one of the periodic payment options or in one sum will be treated as ordinary income as you receive them unless nondeductible contributions were made to the IRA. In that case, only earnings will be income.

Inadequate Distributions — 50% Tax

Your IRA or SEPP-IRA is intended to provide retirement benefits over your lifetime. Thus, federal law requires that you either (1) receive a lump-sum distribution of your IRA by April 1 of the year following the year in which you attain age 70 ½ or (2) start to receive periodic payments by that date. If you elect to receive periodic payments, those payments are calculated by dividing your account balance by the distribution period shown on the Uniform Lifetime Table published by the Internal Revenue Service. If the payments are not sufficient to meet these requirements, an excise tax of 50% will be imposed on the amount of any underpayment.

Death Benefits

If you, (or your surviving spouse) die before starting required minimum distributions or receiving the entire value of your IRA (or SEPP-IRA), the remaining interest must be distributed to your beneficiary (or your surviving spouse’s beneficiary) in one lump-sum within 5 years of death, applied to purchase an immediate annuity for the beneficiary or applied to purchase a beneficiary IRA which will pay out over the beneficiary’s life expectancy. This annuity must be payable over the life expectancy of the beneficiary beginning within one year after your or your spouse’s death. If your spouse is the designated beneficiary, he or she is treated as the owner of the IRA. If minimum required distributions have begun at the time of your death, the entire amount must be distributed over a period of time not exceeding your beneficiary’s life expectancy. A distribution of the balance of your IRA upon your death will not be considered a gift for federal tax purposes, but will be included in your gross estate for purposes of federal estate taxes.

Roth IRAs

Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a “Roth IRA.” In 2018, contributions may be made to a Roth IRA by taxpayers with adjusted gross incomes of less than $199,000 for married individuals filing jointly and less than $135,000 for single individuals. Married individuals filing separately are not eligible to contribute to a Roth IRA. The maximum amount of contributions allowable for any taxable year to all Roth IRAs maintained by an individual is generally the same as the contribution limits for traditional IRAs (the limit is phased out for incomes between $189,000 and $199,000 for married and between $120,000 and $135,000 for singles). The contribution limit is reduced by the amount of any contributions made to a non-Roth IRA. Contributions to a Roth IRA are not deductible. Catch up contributions are available for persons age 50 or older.

All or part of amounts in a non-Roth IRA may be converted, transferred or rolled over to a Roth IRA. Some or all of the IRA value will typically be includable in the taxpayer’s gross income. Provided a rollover contribution meets the requirements for IRAs under Section 408(d)(3) of the Code, a rollover may be made from a Roth IRA to another Roth IRA.

Persons considering a rollover, transfer or conversion should consult their own tax advisor.

“Qualified distributions” from a Roth IRA are excludable from gross income. A “qualified distribution” is a distribution that satisfies two requirements: (1) the distribution must be made (a) after the owner of the IRA attains age 59 ½; (b) after the

Form 8563	80

owner’s death; (c) due to the owner’s disability; or (d) for a qualified first time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code; and (2) the distribution must be made in the year that is at least five years after the first year for which a contribution was made to any Roth IRA established for the owner or five years after a rollover, transfer or conversion was made from a non-Roth IRA to a Roth IRA. Distributions from a Roth IRA that are not qualified distributions will be treated as made first from contributions and then from earnings, and taxed generally in the same manner as distributions from a non-Roth IRA.

Distributions from a Roth IRA need not commence at age 70 ½. However, if the owner dies before the entire interest in a Roth IRA is distributed, any remaining interest in the contract must be distributed by December 31 of the calendar year containing the fifth anniversary of the owner’s death subject to certain exceptions.

Savings Incentive Match Plan for Employees (SIMPLE)

An employer may sponsor a plan allowing for employee salary deferral contributions with an additional employer contribution. SIMPLE plans may operate as a 401(k) or an IRA. Limits for employee contributions to a SIMPLE are $12,500 in 2018. Employees age 50 and older may contribute an additional $3,000 in 2018. Distributions from a SIMPLE are subject to restrictions similar to distributions from a traditional IRA. Additional terms of your SIMPLE are in a summary plan description distributed by your employer.

Reporting to the IRS

Whenever you are liable for one of the penalty taxes discussed above (6% for excess contributions, 10% for premature distributions or 50% for underpayments), you must file Form 5329 with the Internal Revenue Service. The form is to be attached to your federal income tax return for the tax year in which the penalty applies. Normal contributions and distributions must be shown on your income tax return for the year to which they relate.

Form 8563	81

Illustration of IRA Fixed Accumulations

Year	$1,000 Annual Contribution	$1,000 One Time Contribution	Year	$1,000 Annual Contribution	$1,000 One Time Contribution
1	$1,020.00	$1,020.00	36	$53,034.25	$2,039.87
2	$2,060.40	$1,040.40	37	$55,114.94	$2,080.67
3	$3,121.61	$1,061.21	38	$57,237.24	$2,122.28
4	$4,204.04	$1,082.43	39	$59,401.98	$2,164.73
5	$5,308.12	$1,104.08	40	$61,610.02	$2,208.02
6	$6,434.28	$1,126.16	41	$63,862.22	$2,252.18
7	$7,582.97	$1,148.68	42	$66,159.47	$2,297.22
8	$8,754.63	$1,171.65	43	$68,502.66	$2,343.16
9	$9,949.72	$1,195.08	44	$70,892.71	$2,390.02
10	$11,168.71	$1,218.98	45	$73,330.56	$2,437.82
11	$12,412.09	$1,243.36	46	$75,817.18	$2,486.58
12	$13,680.33	$1,268.23	47	$78,353.52	$2,536.31
13	$14,973.94	$1,293.59	48	$80,940.59	$2,587.04
14	$16,293.42	$1,319.46	49	$83,579.40	$2,638.78
15	$17,639.28	$1,345.85	50	$86,270.99	$2,691.56
16	$19,012.07	$1,372.77	51	$89,016.41	$2,745.39
17	$20,412.31	$1,400.23	52	$91,816.74	$2,800.30
18	$21,840.56	$1,428.23	53	$94,673.07	$2,856.31
19	$23,297.37	$1,456.79	54	$97,586.53	$2,913.44
20	$24,783.32	$1,485.93	55	$100,558.26	$2,971.71
21	$26,298.98	$1,515.65	56	$103,589.43	$3,031.14
22	$27,844.96	$1,545.96	57	$106,681.22	$3,091.76
23	$29,421.86	$1,576.88	58	$109,834.84	$3,153.60
24	$31,030.30	$1,608.42	59	$113,051.54	$3,216.67
25	$32,670.91	$1,640.59	60	$116,332.57	$3,281.00
26	$34,344.32	$1,673.40	61	$119,679.22	$3,346.62
27	$36,051.21	$1,706.87	62	$123,092.81	$3,413.55
28	$37,792.23	$1,741.01	63	$126,574.66	$3,481.82
29	$39,568.08	$1,775.83	64	$130,126.16	$3,551.46
30	$41,379.44	$1,811.35	65	$133,748.68	$3,622.49
31	$43,227.03	$1,847.58	66	$137,443.65	$3,694.94
32	$45,111.57	$1,884.53	67	$141,212.53	$3,768.84
33	$47,033.80	$1,922.22	68	$145,056.78	$3,844.22
34	$48,994.48	$1,960.66	69	$148,977.91	$3,921.10
35	$50,994.37	$1,999.87	70	$152,977.47	$3,999.52

Neither the values, nor any earnings on the values in this variable annuity policy are guaranteed. To the extent that amounts are invested in the Fixed Accumulation Account of the insurer, the principal is guaranteed as well as interest at the guaranteed rate contained in the policy. For purposes of this projection, an annual earnings rate of 2% has been assumed. Withdrawals from the policy will incur a surrender charge for 9 years after amounts are deposited into the policy as follows: Year 1- 9%, Year 2- 8%, Year 3- 7%, Year 4- 6%, Year 5- 5%, Year 6- 4%, Year 7- 3%, Year 8- 2%, Year 9- 1%. See “Surrender Charge” in this prospectus for further information regarding application of the surrender charge.

Form 8563	82

Appendix B

Accumulation Unit Values

The following table shows selected information concerning Accumulation Units for each subaccount for each of the last ten calendar years, or since inception if less. The Accumulation Unit values do not reflect the deduction of certain charges that are subtracted from your annuity Contract Value, such as the contract maintenance charge. A portion of the information in the table is also included in the Separate Account’s financial statements. To obtain a more complete picture of each subaccount’s financial status and performance, you should review the Separate Account’s financial statements which are contained in the Statement of Additional Information.

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
Ohio National Fund, Inc.
ON Equity Portfolio	2010	$10.00	$11.89	0
	2011	$11.89	$11.29	0
	2012	$11.29	$12.85	0
	2013	$12.85	$17.39	0
	2014	$17.39	$19.51	30,229
	2015	$19.51	$18.48	38,261
	2016	$18.48	$20.48	42,096
	2017	$20.48	$23.09	1,387

ON Bond Portfolio	2010	$10.00	$10.14	0
	2011	$10.14	$10.60	277
	2012	$10.60	$11.18	5,030
	2013	$11.18	$10.78	5,848
	2014	$10.78	$11.23	5,107
	2015	$11.23	$10.81	4,894
	2016	$10.81	$11.47	5,040
	2017	$11.47	$11.98	5,189

ON Omni Portfolio	2010	$10.00	$11.58	0
	2011	$11.58	$10.92	0
	2012	$10.92	$12.03	0
	2013	$12.03	$15.44	0
	2014	$15.44	$17.03	0
	2015	$17.03	$17.10	0
	2016	$17.10	$18.54	0
	2017	$18.54	$22.06	0

ON S&P 500® Index Portfolio	2010	$10.00	$12.06	0
	2011	$12.06	$12.07	0
	2012	$12.07	$13.69	0
	2013	$13.69	$17.74	0
	2014	$17.74	$19.73	416
	2015	$19.73	$19.58	772
	2016	$19.58	$21.45	34,841
	2017	$21.45	$25.61	1,788

Form 8563	83

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
ON International Equity Portfolio	2010	$10.00	$12.97	0
	2011	$12.97	$10.78	4,930
	2012	$10.78	$12.75	5,558
	2013	$12.75	$14.00	618
	2014	$14.00	$12.47	1,648
	2015	$12.47	$12.21	1,680
	2016	$12.21	$11.42	1,904
	2017	$11.42	$14.24	1,804

ON Foreign Portfolio	2010	$10.00	$13.26	0
	2011	$13.26	$10.75	51
	2012	$10.75	$12.97	0
	2013	$12.97	$16.29	0
	2014	$16.29	$14.61	274
	2015	$14.61	$15.72	255
	2016	$15.72	$14.29	273
	2017	$14.29	$16.84	272

ON Capital Appreciation Portfolio	2010	$10.00	$12.14	0
	2011	$12.14	$11.74	0
	2012	$11.74	$13.58	5,214
	2013	$13.58	$17.96	5,214
	2014	$17.96	$19.16	37,906
	2015	$19.16	$18.46	39,084
	2016	$18.46	$20.81	8,389
	2017	$20.81	$23.70	0

ON Janus Henderson Forty Portfolio	2010	$10.00	$11.98	0
	2011	$11.98	$11.16	1,499
	2012	$11.16	$13.49	3,321
	2013	$13.49	$17.43	3,171
	2014	$17.43	$18.78	3,097
	2015	$18.78	$20.34	4,417
	2016	$20.34	$20.69	7,634
	2017	$20.69	$25.98	5,161

ON Janus Henderson Enterprise Portfolio	2010	$10.00	$12.40	0
	2011	$12.40	$11.78	586
	2012	$11.78	$13.86	687
	2013	$13.86	$18.06	658
	2014	$18.06	$19.80	607
	2015	$19.80	$18.49	970
	2016	$18.49	$18.46	1,352
	2017	$18.46	$23.07	1,337

ON ClearBridge Small Cap Portfolio	2010	$10.00	$13.39	0
	2011	$13.39	$12.84	0

Form 8563	84

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2012	$12.84	$14.37	0
	2013	$14.37	$18.41	0
	2014	$18.41	$18.54	0
	2015	$18.54	$17.78	1,277
	2016	$17.78	$22.38	17,374
	2017	$22.38	$24.70	1,567

ON Federated High Income Bond Portfolio	2010	$10.00	$10.85	6,316
	2011	$10.85	$11.24	25,712
	2012	$11.24	$12.64	32,663
	2013	$12.64	$13.30	35,132
	2014	$13.30	$13.44	21,511
	2015	$13.44	$12.82	15,087
	2016	$12.82	$14.42	33,310
	2017	$14.42	$15.16	7,590

ON Federated Strategic Value Dividend Portfolio	2010	$10.00	$11.73	93
	2011	$11.73	$13.15	80
	2012	$13.15	$13.86	31,892
	2013	$13.86	$16.49	45,191
	2014	$16.49	$18.23	33,033
	2015	$18.23	$18.69	32,067
	2016	$18.69	$20.37	49,133
	2017	$20.37	$22.96	10,736

ON Janus Henderson Venture Portfolio	2010	$10.00	$12.81	0
	2011	$12.81	$12.94	5,207
	2012	$12.94	$15.02	10,192
	2013	$15.02	$21.46	9,053
	2014	$21.46	$23.34	19,323
	2015	$23.34	$22.91	24,998
	2016	$22.91	$23.96	24,010
	2017	$23.96	$29.22	6,097

ON Nasdaq-100® Index Portfolio	2010	$10.00	$12.46	0
	2011	$12.46	$12.65	0
	2012	$12.65	$14.66	0
	2013	$14.66	$19.60	0
	2014	$19.60	$22.89	358
	2015	$22.89	$24.56	615
	2016	$24.56	$25.77	8,682
	2017	$25.77	$33.55	8,836

ON Bristol Portfolio	2010	$10.00	$12.07	5,755
	2011	$12.07	$11.02	25,260
	2012	$11.02	$12.26	24,703
	2013	$12.26	$17.03	20,627

Form 8563	85

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2014	$17.03	$19.07	17,974
	2015	$19.07	$19.52	16,495
	2016	$19.52	$21.45	15,539
	2017	$21.45	$26.54	814

ON Bryton Growth Portfolio	2010	$10.00	$12.97	4,610
	2011	$12.97	$11.57	23,075
	2012	$11.57	$12.66	20,505
	2013	$12.66	$17.52	17,432
	2014	$17.52	$18.29	16,492
	2015	$18.29	$17.22	16,806
	2016	$17.22	$17.71	9,819
	2017	$17.71	$21.17	594

ON ICON Balanced Portfolio	2010	$10.00	$11.09	0
	2011	$11.09	$11.16	0
	2012	$11.16	$12.43	3,835
	2013	$12.43	$14.09	8,374
	2014	$14.09	$14.68	81,762
	2015	$14.68	$14.65	73,442
	2016	$14.65	$15.06	74,709
	2017	$15.06	$16.43	17,216

ON S&P MidCap 400® Index Portfolio	2010	$10.00	$12.67	0
	2011	$12.67	$12.28	0
	2012	$12.28	$13.91	0
	2013	$13.91	$18.70	0
	2014	$18.70	$19.76	0
	2015	$19.76	$18.80	0
	2016	$18.80	$20.24	0
	2017	$20.24	$22.98	0

ON Bristol Growth Portfolio	2010	$10.00	$12.10	3,868
	2011	$12.10	$11.68	16,488
	2012	$11.68	$12.77	17,065
	2013	$12.77	$17.41	13,910
	2014	$17.41	$19.18	12,535
	2015	$19.18	$19.93	13,367
	2016	$19.93	$21.12	12,759
	2017	$21.12	$26.93	985

ON Risk Managed Balanced Portfolio	2014	$10.00	$10.71	0
	2015	$10.71	$10.39	2,333
	2016	$10.39	$10.60	2,315
	2017	$10.60	$12.26	2,026

ON Conservative Model Portfolio	2017	$10.00	$10.38	0

Form 8563	86

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year

ON Moderately Conservative Model Portfolio	2017	$10.00	$10.54	0

ON Balanced Model Portfolio	2017	$10.00	$10.66	214,349

ON Moderate Growth Model Portfolio	2017	$10.00	$10.90	835,553

ON Growth Model Portfolio	2017	$10.00	$11.00	0

AB Variable Products Series Fund, Inc. (Class B)
AB VPS Growth & Income Portfolio	2016	$10.00	$10.86	0
	2017	$10.86	$12.67	0

AB VPS Small Cap Growth Portfolio	2016	$10.00	$11.05	0
	2017	$11.05	$14.53	0

AB VPS Dynamic Asset Allocation Portfolio	2011	$10.00	$9.69	0
	2012	$9.69	$10.29	62,963
	2013	$10.29	$11.33	53,406
	2014	$11.33	$11.61	52,308
	2015	$11.61	$11.27	45,881
	2016	$11.27	$11.45	46,680
	2017	$11.45	$12.87	22,527

AB VPS Global Risk Allocation-Moderate Portfolio	2015	$10.00	$9.33	2,598
	2016	$9.33	$9.56	2,619
	2017	$9.56	$10.49	2,323

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)
Invesco V.I. International Growth Fund	2010	$10.00	$12.16	0
	2011	$12.16	$11.12	86
	2012	$11.12	$12.60	0
	2013	$12.60	$14.71	214
	2014	$14.71	$14.48	11,087
	2015	$14.48	$13.86	10,437
	2016	$13.86	$13.54	7,404
	2017	$13.54	$16.34	20,485

Invesco V.I. Balanced-Risk Allocation Fund	2012	$10.00	$10.80	152,104
	2013	$10.80	$10.77	126,893
	2014	$10.77	$11.20	39,532
	2015	$11.20	$10.53	29,479
	2016	$10.53	$11.54	42,991
	2017	$11.54	$12.47	51,985

Form 8563	87

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
Dreyfus Variable Investment Fund (Service Shares)
Appreciation Portfolio	2010	$10.00	$12.13	23
	2011	$12.13	$12.97	587
	2012	$12.97	$14.04	1,416
	2013	$14.04	$16.68	4,573
	2014	$16.68	$17.69	4,554
	2015	$17.69	$16.92	4,495
	2016	$16.92	$17.91	3,956
	2017	$17.91	$22.37	3,857

Federated Insurance Series
Federated Kaufmann Fund II (Service Shares)	2010	$10.00	$12.32	0
	2011	$12.32	$10.48	0
	2012	$10.48	$12.06	0
	2013	$12.06	$16.57	0
	2014	$16.57	$17.83	884
	2015	$17.83	$18.61	3,278
	2016	$18.61	$18.92	2,398
	2017	$18.92	$23.81	2,180

Federated Managed Volatility Fund II (Primary Shares)	2012	$10.00	$11.08	14,664
	2013	$11.08	$13.27	34,958
	2014	$13.27	$13.55	34,216
	2015	$13.55	$12.32	32,653
	2016	$12.32	$13.05	25,750
	2017	$13.05	$15.15	24,665

Federated Managed Tail Risk Fund II (Service Shares)	2013	$10.00	$10.16	0
	2014	$10.16	$9.86	0
	2015	$9.86	$9.05	0
	2016	$9.05	$8.52	0
	2017	$8.52	$9.27	0

Federated Managed Tail Risk Fund II (Primary Shares)	2015	$10.00	$9.12	0
	2016	$9.12	$8.61	0
	2017	$8.61	$9.39	0

Fidelity® Variable Insurance Products (Service Class 2)
Fidelity® VIP Contrafund® Portfolio	2010	$10.00	$12.32	680
	2011	$12.32	$11.78	8,005
	2012	$11.78	$13.45	12,635
	2013	$13.45	$17.32	13,132
	2014	$17.32	$19.01	16,329

Form 8563	88

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2015	$19.01	$18.77	18,934
	2016	$18.77	$19.89	17,269
	2017	$19.89	$23.78	13,614

Fidelity® VIP Mid Cap Portfolio	2010	$10.00	$12.47	0
	2011	$12.47	$10.93	39,179
	2012	$10.93	$12.31	47,225
	2013	$12.31	$16.45	43,393
	2014	$16.45	$17.15	43,346
	2015	$17.15	$16.59	42,534
	2016	$16.59	$18.26	34,783
	2017	$18.26	$21.64	3,963

Fidelity® VIP Growth Portfolio	2010	$10.00	$12.83	0
	2011	$12.83	$12.61	0
	2012	$12.61	$14.18	2,833
	2013	$14.18	$18.96	2,833
	2014	$18.96	$20.70	39,084
	2015	$20.70	$21.76	45,983
	2016	$21.76	$21.51	3,926
	2017	$21.51	$28.52	947

Fidelity® VIP Equity-Income Portfolio	2010	$10.00	$12.17	0
	2011	$12.17	$12.04	50
	2012	$12.04	$13.86	0
	2013	$13.86	$17.42	0
	2014	$17.42	$18.58	0
	2015	$18.58	$17.49	412
	2016	$17.49	$20.25	329
	2017	$20.25	$22.43	51,057

Fidelity® VIP Real Estate Portfolio	2010	$10.00	$12.05	3,928
	2011	$12.05	$12.78	17,286
	2012	$12.78	$14.86	16,275
	2013	$14.86	$14.85	17,972
	2014	$14.85	$18.95	13,896
	2015	$18.95	$19.28	13,141
	2016	$19.28	$20.00	14,234
	2017	$20.00	$20.41	4,358

Fidelity® VIP Target Volatility Portfolio	2013	$10.00	$11.31	3,595
	2014	$11.31	$11.76	3,542
	2015	$11.76	$11.41	4,207
	2016	$11.41	$11.79	2,818
	2017	$11.79	$13.48	2,536

Fidelity® Variable Insurance Products

Form 8563	89

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
(Service Class)
Fidelity® VIP Government Money Market Portfolio	2016	$9.09	$8.97	63
	2017	$8.97	$8.87	69

Franklin Templeton Variable Insurance Products Trust (Class 4)
Franklin Income VIP Fund	2010	$10.00	$11.12	0
	2011	$11.12	$11.18	5,477
	2012	$11.18	$12.38	5,263
	2013	$12.38	$13.86	7,297
	2014	$13.86	$14.24	8,152
	2015	$14.24	$13.00	8,261
	2016	$13.00	$14.56	4,236
	2017	$14.56	$15.68	4,477

Franklin Flex Cap Growth VIP Fund	2010	$10.00	$12.35	17,149
	2011	$12.35	$11.55	59,416
	2012	$11.55	$12.40	42,167
	2013	$12.40	$16.74	36,703
	2014	$16.74	$17.45	1,650
	2015	$17.45	$17.89	1,447
	2016	$17.89	$17.07	1,433
	2017	$17.07	$21.28	1,239

Templeton Foreign VIP Fund	2010	$10.00	$12.22	16,602
	2011	$12.22	$10.72	75,367
	2012	$10.72	$12.49	75,546
	2013	$12.49	$15.05	72,801
	2014	$15.05	$13.14	95,074
	2015	$13.14	$12.06	94,367
	2016	$12.06	$12.70	87,601
	2017	$12.70	$14.56	9,708

Franklin Founding Funds Allocation VIP Fund	2010	$10.00	$11.49	0
	2011	$11.49	$11.11	0
	2012	$11.11	$12.58	0
	2013	$12.58	$15.30	0
	2014	$15.30	$15.46	0
	2015	$15.46	$14.25	0
	2016	$14.25	$15.82	0
	2017	$15.82	$17.39	0

Franklin Templeton Variable Insurance Products Trust (Class 5)
Franklin VolSmart Allocation VIP Fund	2015	$10.00	$9.28	2,611
	2016	$9.28	$9.55	2,552
	2017	$9.55	$10.86	2,265

Form 8563	90

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year

Goldman Sachs Variable Insurance Trust (Service Shares)
Goldman Sachs Large Cap Value Fund	2010	$10.00	$11.88	33,120
	2011	$11.88	$10.83	139,410
	2012	$10.83	$12.65	81,907
	2013	$12.65	$16.54	64,632
	2014	$16.54	$18.31	43,430
	2015	$18.31	$17.18	46,459
	2016	$17.18	$18.80	30,350
	2017	$18.80	$20.25	3,031

Goldman Sachs U.S. Equity Insights Fund	2010	$10.00	$11.96	0
	2011	$11.96	$12.22	0
	2012	$12.22	$13.71	0
	2013	$13.71	$18.50	0
	2014	$18.50	$21.13	0
	2015	$21.13	$20.69	0
	2016	$20.69	$22.48	0
	2017	$22.48	$27.36	0

Goldman Sachs Strategic Growth Fund	2010	$10.00	$11.88	0
	2011	$11.88	$11.35	0
	2012	$11.35	$13.35	0
	2013	$13.35	$17.33	0
	2014	$17.33	$19.32	0
	2015	$19.32	$19.59	0
	2016	$19.59	$19.59	0
	2017	$19.59	$25.12	0

Goldman Sachs Global Trends Allocation Fund	2012	$10.00	$10.20	5,611
	2013	$10.20	$11.39	19,948
	2014	$11.39	$11.64	20,191
	2015	$11.64	$10.78	20,483
	2016	$10.78	$11.06	18,378
	2017	$11.06	$12.30	18,060

Ivy Variable Insurance Portfolios (Class II)
Ivy VIP Asset Strategy	2010	$10.00	$11.62	347
	2011	$11.62	$10.60	42,190
	2012	$10.60	$12.43	41,532
	2013	$12.43	$15.29	40,069
	2014	$15.29	$14.24	41,930
	2015	$14.24	$12.83	39,438
	2016	$12.83	$12.30	22,235
	2017	$12.30	$14.30	20,639

Form 8563	91

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
Ivy VIP Natural Resources	2010	$10.00	$13.90	0
	2011	$13.90	$10.74	750
	2012	$10.74	$10.75	398
	2013	$10.75	$11.40	444
	2014	$11.40	$9.75	523
	2015	$9.75	$7.44	1,215
	2016	$7.44	$9.06	1,761
	2017	$9.06	$9.17	1,761

Ivy VIP Science and Technology	2010	$10.00	$12.17	82
	2011	$12.17	$11.28	6,744
	2012	$11.28	$14.18	6,634
	2013	$14.18	$21.80	1,163
	2014	$21.80	$22.06	2,462
	2015	$22.06	$21.07	3,384
	2016	$21.07	$21.03	685
	2017	$21.03	$27.33	581

Janus Aspen Series (Service Shares)
Janus Henderson Research Portfolio	2010	$10.00	$11.84	0
	2011	$11.84	$11.00	0
	2012	$11.00	$12.79	0
	2013	$12.79	$16.35	0
	2014	$16.35	$18.13	0
	2015	$18.13	$18.73	0
	2016	$18.73	$18.47	0
	2017	$18.47	$23.16	0

Janus Henderson Overseas Portfolio	2010	$10.00	$12.59	249
	2011	$12.59	$8.38	5,725
	2012	$8.38	$9.32	7,000
	2013	$9.32	$10.48	9,274
	2014	$10.48	$9.06	11,704
	2015	$9.06	$8.12	11,794
	2016	$8.12	$7.45	8,139
	2017	$7.45	$9.58	5,222

Janus Henderson Global Research Portfolio	2010	$10.00	$12.02	0
	2011	$12.02	$10.16	3,762
	2012	$10.16	$11.98	3,604
	2013	$11.98	$15.09	3,030
	2014	$15.09	$15.90	2,834
	2015	$15.90	$15.24	859
	2016	$15.24	$15.25	837
	2017	$15.25	$19.00	750

Janus Henderson Balanced Portfolio	2010	$10.00	$11.04	0

Form 8563	92

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2011	$11.04	$11.01	0
	2012	$11.01	$12.27	0
	2013	$12.27	$14.45	9,257
	2014	$14.45	$15.38	9,219
	2015	$15.38	$15.19	9,183
	2016	$15.19	$15.58	11,733
	2017	$15.58	$18.10	9,103

Janus Henderson U.S. Low Volatility Portfolio	2012	$10.00	$9.88	1,159
	2013	$9.88	$12.13	28,771
	2014	$12.13	$14.04	27,232
	2015	$14.04	$14.37	31,482
	2016	$14.37	$15.50	117,758
	2017	$15.50	$17.60	72,858

Janus Henderson Flexible Bond Portfolio	2015	$10.00	$9.76	7,462
	2016	$9.76	$9.81	4,846
	2017	$9.81	$9.97	5,453

JPMorgan Insurance Trust (Class I)
JPMorgan Insurance Trust Mid Cap Value Portfolio	2010	$10.00	$12.17	477
	2011	$12.17	$12.23	525
	2012	$12.23	$14.47	2,743
	2013	$14.47	$18.82	6,074
	2014	$18.82	$21.30	18,098
	2015	$21.30	$20.39	17,631
	2016	$20.39	$23.00	18,189
	2017	$23.00	$25.73	18,690

JPMorgan Insurance Trust Small Cap Core Portfolio	2010	$10.00	$12.54	0
	2011	$12.54	$11.74	0
	2012	$11.74	$13.82	0
	2013	$13.82	$19.34	0
	2014	$19.34	$20.84	11,624
	2015	$20.84	$19.41	11,619
	2016	$19.41	$22.95	10,808
	2017	$22.95	$26.00	9,727

Lazard Retirement Series, Inc. (Service Shares)
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio	2010	$10.00	$12.49	4,074
	2011	$12.49	$11.16	28,064
	2012	$11.16	$12.10	716
	2013	$12.10	$16.09	559
	2014	$16.09	$17.57	489
	2015	$17.57	$16.86	440

Form 8563	93

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2016	$16.86	$19.20	437
	2017	$19.20	$21.51	394

Lazard Retirement Emerging Markets Equity Portfolio	2010	$10.00	$12.46	4,827
	2011	$12.46	$10.04	30,489
	2012	$10.04	$12.05	28,845
	2013	$12.05	$11.70	52,149
	2014	$11.70	$10.97	55,313
	2015	$10.97	$8.63	65,069
	2016	$8.63	$10.25	78,899
	2017	$10.25	$12.88	38,427

Lazard Retirement International Equity Portfolio	2010	$10.00	$12.05	19,578
	2011	$12.05	$10.99	85,102
	2012	$10.99	$13.08	79,448
	2013	$13.08	$15.54	77,335
	2014	$15.54	$14.63	82,235
	2015	$14.63	$14.64	78,823
	2016	$14.64	$13.78	79,756
	2017	$13.78	$16.58	4,309

Lazard Retirement U.S. Strategic Equity Portfolio	2010	$10.00	$12.19	0
	2011	$12.19	$12.22	0
	2012	$12.22	$13.69	0
	2013	$13.69	$17.24	0
	2014	$17.24	$19.45	812
	2015	$19.45	$18.08	0
	2016	$18.08	$19.46	0
	2017	$19.46	$22.60	0

Lazard Retirement Global Dynamic Multi-Asset Portfolio	2012	$10.00	$10.46	4,661
	2013	$10.46	$12.28	5,535
	2014	$12.28	$12.41	5,496
	2015	$12.41	$12.14	6,076
	2016	$12.14	$12.34	9,881
	2017	$12.34	$14.62	9,152

Legg Mason Partners Variable Equity Trust (Class I Shares)
ClearBridge Variable Dividend Strategy Portfolio	2010	$10.00	$11.65	0
	2011	$11.65	$12.36	802
	2012	$12.36	$13.88	1,158
	2013	$13.88	$17.19	1,074
	2014	$17.19	$19.20	966
	2015	$19.20	$18.07	980
	2016	$18.07	$20.43	2,975

Form 8563	94

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2017	$20.43	$23.94	1,406

ClearBridge Variable Large Cap Value Portfolio	2010	$10.00	$11.77	0
	2011	$11.77	$12.15	0
	2012	$12.15	$13.91	0
	2013	$13.91	$18.11	0
	2014	$18.11	$19.89	40,911
	2015	$19.89	$19.00	40,910
	2016	$19.00	$21.11	204
	2017	$21.11	$23.84	197

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio	2012	$10.00	$10.74	54,135
	2013	$10.74	$12.50	143,304
	2014	$12.50	$13.12	143,628
	2015	$13.12	$12.22	157,008
	2016	$12.22	$11.99	96,829
	2017	$11.99	$13.45	79,719

Legg Mason Partners Variable Income Trust (Class II Shares)
Western Asset Core Plus VIT Portfolio	2015	$10.00	$9.71	39,870
	2016	$9.71	$9.94	126,872
	2017	$9.94	$10.33	15,323

MFS® Variable Insurance Trust (Service Class)
MFS® Mid Cap Growth Series	2010	$10.00	$12.81	0
	2011	$12.81	$11.82	65
	2012	$11.82	$13.53	0
	2013	$13.53	$18.26	0
	2014	$18.26	$19.49	1,441
	2015	$19.49	$20.01	1,802
	2016	$20.01	$20.58	914
	2017	$20.58	$25.64	818

MFS® New Discovery Series	2010	$10.00	$13.15	0
	2011	$13.15	$11.57	984
	2012	$11.57	$13.75	901
	2013	$13.75	$19.10	711
	2014	$19.10	$17.37	752
	2015	$17.37	$16.71	0
	2016	$16.71	$17.88	0
	2017	$17.88	$22.21	0

MFS® Total Return Series	2010	$10.00	$11.11	0
	2011	$11.11	$11.10	3,042
	2012	$11.10	$12.11	4,060

Form 8563	95

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2013	$12.11	$14.13	3,744
	2014	$14.13	$15.04	3,514
	2015	$15.04	$14.71	794
	2016	$14.71	$15.73	826
	2017	$15.73	$17.33	830

MFS® Variable Insurance Trust II (Service Class)
MFS® Massachusetts Investors Growth Stock Portfolio	2015	$10.00	$9.71	2,891
	2016	$9.71	$10.11	0
	2017	$10.11	$12.73	0

Morgan Stanley Variable Insurance Fund, Inc. (Class II)
Morgan Stanley VIF Core Plus Fixed Income Portfolio	2010	$10.00	$10.14	403
	2011	$10.14	$10.51	1,482
	2012	$10.51	$11.28	1,526
	2013	$11.28	$11.03	1,720
	2014	$11.03	$11.66	2,365
	2015	$11.66	$11.37	2,330
	2016	$11.37	$11.84	2,247
	2017	$11.84	$12.33	2,462

Morgan Stanley VIF U.S. Real Estate Portfolio	2010	$10.00	$11.97	0
	2011	$11.97	$12.43	0
	2012	$12.43	$14.13	0
	2013	$14.13	$14.14	3,878
	2014	$14.14	$17.99	3,862
	2015	$17.99	$18.03	3,847
	2016	$18.03	$18.89	3,830
	2017	$18.89	$19.11	3,813

Morgan Stanley VIF Growth Portfolio	2010	$10.00	$12.78	0
	2011	$12.78	$12.18	0
	2012	$12.18	$13.66	0
	2013	$13.66	$19.85	0
	2014	$19.85	$20.70	0
	2015	$20.70	$22.79	2,018
	2016	$22.79	$21.98	13,627
	2017	$21.98	$30.87	3,423

Neuberger Berman Advisers Management Trust (S Class Shares)
AMT Mid Cap Intrinsic Value Portfolio	2010	$10.00	$12.74	0
	2011	$12.74	$11.69	0
	2012	$11.69	$13.26	401

Form 8563	96

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2013	$13.26	$17.83	331
	2014	$17.83	$19.90	312
	2015	$19.90	$17.90	307
	2016	$17.90	$20.42	363
	2017	$20.42	$23.36	341

Northern Lights Variable Trust (Class 2 Shares)
TOPS® Managed Risk Balanced ETF Portfolio	2011	$10.00	$9.76	0
	2012	$9.76	$10.41	44,445
	2013	$10.41	$11.04	55,276
	2014	$11.04	$11.19	44,768
	2015	$11.19	$10.51	33,552
	2016	$10.51	$10.98	39,265
	2017	$10.98	$11.93	58,044

TOPS® Managed Risk Moderate Growth ETF Portfolio	2011	$10.00	$9.69	0
	2012	$9.69	$10.35	80,592
	2013	$10.35	$11.43	104,910
	2014	$11.43	$11.56	104,166
	2015	$11.56	$10.64	99,920
	2016	$10.64	$11.13	81,575
	2017	$11.13	$12.46	79,043

TOPS® Managed Risk Growth ETF Portfolio	2011	$10.00	$9.56	0
	2012	$9.56	$10.17	207,795
	2013	$10.17	$11.60	235,291
	2014	$11.60	$11.55	233,227
	2015	$11.55	$10.32	228,917
	2016	$10.32	$10.71	195,374
	2017	$10.71	$12.39	169,142

Northern Lights Variable Trust (Class 3 Shares)
TOPS® Managed Risk Balanced ETF Portfolio	2015	$10.00	$9.17	0
	2016	$9.17	$9.56	3,713
	2017	$9.56	$10.40	3,616

TOPS® Managed Risk Moderate Growth ETF Portfolio	2015	$10.00	$8.94	0
	2016	$8.94	$9.33	3,846
	2017	$9.33	$10.45	3,623

TOPS® Managed Risk Growth ETF Portfolio	2015	$10.00	$8.73	0
	2016	$8.73	$9.06	0
	2017	$9.06	$10.46	0

Form 8563	97

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
PIMCO Variable Insurance Trust (Administrative Share Class)
PIMCO Real Return Portfolio	2010	$10.00	$10.14	11,148
	2011	$10.14	$11.14	42,535
	2012	$11.14	$11.91	62,919
	2013	$11.91	$10.63	70,012
	2014	$10.63	$10.78	71,603
	2015	$10.78	$10.31	59,673
	2016	$10.31	$10.67	58,864
	2017	$10.67	$10.87	18,668

PIMCO Total Return Portfolio	2010	$10.00	$10.17	43,410
	2011	$10.17	$10.36	202,868
	2012	$10.36	$11.17	245,133
	2013	$11.17	$10.77	236,530
	2014	$10.77	$11.04	219,294
	2015	$11.04	$10.90	147,764
	2016	$10.90	$11.01	92,134
	2017	$11.01	$11.36	83,427

PIMCO Global Bond Portfolio (Unhedged)	2010	$10.00	$10.83	5,751
	2011	$10.83	$11.45	26,038
	2012	$11.45	$12.04	29,765
	2013	$12.04	$10.84	9,605
	2014	$10.84	$10.90	9,691
	2015	$10.90	$10.28	3,332
	2016	$10.28	$10.52	1,466
	2017	$10.52	$11.24	1,426

PIMCO CommodityRealReturn® Strategy Portfolio	2010	$10.00	$13.28	3,522
	2011	$13.28	$12.08	21,003
	2012	$12.08	$12.51	23,754
	2013	$12.51	$10.49	24,572
	2014	$10.49	$8.42	2,902
	2015	$8.42	$6.15	1,738
	2016	$6.15	$6.96	1,561
	2017	$6.96	$6.99	1,544

PIMCO Global Diversified Allocation Portfolio	2012	$10.00	$10.00	3,478
	2013	$10.00	$10.95	7,932
	2014	$10.95	$11.40	7,810
	2015	$11.40	$10.58	9,181
	2016	$10.58	$11.22	28,669
	2017	$11.22	$12.89	26,744

PIMCO Short-Term Portfolio	2013	$10.00	$9.98	0

Form 8563	98

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2014	$9.98	$9.89	7,035
	2015	$9.89	$9.83	5,106
	2016	$9.83	$9.89	4,044
	2017	$9.89	$9.96	8,381

PIMCO Low Duration Portfolio	2015	$10.00	$9.83	13,769
	2016	$9.83	$9.80	12,763
	2017	$9.80	$9.77	0

The Prudential Series Fund, Inc. (Class II Shares)
Jennison Portfolio	2010	$10.00	$12.24	0
	2011	$12.24	$12.02	0
	2012	$12.02	$13.68	0
	2013	$13.68	$18.45	0
	2014	$18.45	$19.87	0
	2015	$19.87	$21.70	0
	2016	$21.70	$21.06	0
	2017	$21.06	$28.19	0

Jennison 20/20 Focus Portfolio	2010	$10.00	$12.21	15,221
	2011	$12.21	$11.47	56,359
	2012	$11.47	$12.47	14,967
	2013	$12.47	$15.86	8,503
	2014	$15.86	$16.64	8,049
	2015	$16.64	$17.32	5,008
	2016	$17.32	$17.24	3,655
	2017	$17.24	$22.00	3,225

Royce Capital Fund (Investment Class Shares)
Royce Small-Cap Portfolio	2010	$10.00	$11.89	5,577
	2011	$11.89	$11.31	35,370
	2012	$11.31	$12.51	55,533
	2013	$12.51	$16.58	48,909
	2014	$16.58	$16.83	37,004
	2015	$16.83	$14.60	25,232
	2016	$14.60	$17.36	10,964
	2017	$17.36	$17.99	9,521

Royce Micro-Cap Portfolio	2010	$10.00	$13.04	99
	2011	$13.04	$11.27	5,816
	2012	$11.27	$11.92	5,976
	2013	$11.92	$14.18	1,000
	2014	$14.18	$13.44	1,044
	2015	$13.44	$11.57	1,105
	2016	$11.57	$13.62	144

Form 8563	99

Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
2017	$13.62	$14.09	148

Form 8563	100

Appendix C

GLWB (2012) and GLWB Plus Examples

The following provide examples of how the annual credit base and withdrawals work under the GLWB (2012) and GLWB Plus.

GLWB Plus applied for on or after May 1, 2013

Assume you purchase a contract with an initial purchase payment of $100,000 and select the GLWB Plus rider. Further assume (i) the annuitant is age 65 at the time of purchase; (ii) you take a withdrawal of $1,000 in year five and one of $50,000 in year six and take no other withdrawals in the first ten years, (iii) you make an additional purchase payment of $50,000 in year three and one of $10,000 in year eight, (iv) during year one your Contract Value increases $30,000, net of contract expenses and charges, due to market performance, and (v) the market is flat, net of contract expenses and charges, over the next ten years of your contract. Your initial GLWB base and Annual Credit Calculation Base is $100,000. Since you took no withdrawals in years one, you receive a $6,000 credit on the first contract anniversary (6% of $100,000 Annual Credit Calculation Base) and your annual credit base is $106,000 after year one.

Your GLWB base is the greater of your annual credit base and your step-up base. Your Contract Value increased by $30,000 during year one due to market performance, so at the beginning of year two your GLWB base is set equal to the step-up base of $130,000, i.e. your then current Contract Value, which is greater than your annual credit base. Because your GLWB base was set equal to the step-up base, you start a new ten-year annual credit period, unless you chose to decline the step-up. Your Annual Credit Calculation Base is set equal to the GLWB base of $130,000. You receive an annual credit at the end of year two of $7,800 (6% of $130,000 Annual Credit Calculation Base). Your annual credit base and GLWB base are $137,800 after year two ($130,000 prior GLWB base + $7,800 annual credit).

At the start of year three, you make an additional purchase payment of $50,000, so your Annual Credit Calculation Base increases to $180,000 ($130,000 prior Annual Credit Calculation Base + $50,000 additional purchase payment). Your GLWB base immediately increases with the additional purchase payment to $187,800 ($137,800 prior GLWB base + $50,000 additional purchase payment). Your annual credit at the end of year three is $10,800 (6% of $180,000 Annual Credit Calculation Base). Your annual credit base after year three, therefore, is $198,600 ($137,800 prior GLWB base + $50,000 purchase payment + $10,800 annual credit), and your GLWB base is set equal to your annual credit base. Your Contract Value also increases to $180,000 with the additional purchase payment of $50,000.

In year four you take no withdrawals and make no additional purchase payments. Your annual credit for year four is $10,800 (6% of $180,000 Annual Credit Calculation Base), so your annual credit base, and, therefore, your GLWB base at the end of year four is $209,400 ($198,600 prior GLWB base + $10,800 annual credit).

In year five, when the annuitant is age 70 and your maximum annual withdrawal amount under the rider is $10,470 (5.0% of $209,400), you take a withdrawal of $1,000. Your Contract Value is reduced to $179,000. Because your withdrawal is less than the maximum annual withdrawal, your GLWB base is not reduced by the withdrawal and remains $209,400. Further, because you took a withdrawal, you are not eligible for the annual credit in year five.

In year six, when the annuitant is age 71 and your maximum annual withdrawal amount under the rider is $10,470 (5.0% of $209,400), you take a withdrawal of $50,000. Because your withdrawal exceeds your maximum annual withdrawal amount, $39,530 of it is an excess withdrawal and you are not eligible for an annual credit at the end of year six. Your Contract Value after the allowed withdrawal of $10,470 was $168,530 ($179,000 — $10,470). Upon the excess withdrawal, your GLWB base is set equal to $160,284, i.e. $209,400 x (1 — $39,530/$168,530). Because the GLWB base after adjustment for the excess withdrawal of $160,284 is less than the Annual Credit Calculation Base of $180,000, the Annual Credit Calculation Base is set equal to the GLWB base of $160,284.

In year seven you take no withdrawals and make no additional purchase payments. Your annual credit for year seven is $9,617 (6% of $160,284 Annual Credit Calculation Base), so your annual credit base, and therefore, your GLWB base at the end of the year seven is $169,901 ($160,284 prior GLWB base + $9,617 annual credit).

At the start of year eight, you make an additional purchase payment of $10,000. Your GLWB base immediately increases with the additional purchase payment to $179,901 ($169,901 prior GLWB base + $10,000 additional purchase payment). Your Annual Credit Calculation Base increases to $170,284 ($160,284 prior Annual Credit Calculation Base + $10,000 additional purchase payment). Your annual credit at the end of year eight is $10,217 (6% of $170,284 Annual Credit Calculation Base). Your annual credit base at the end of year eight, therefore, is $190,118 ($169,901 prior GLWB base + $10,000 additional purchase payment + $10,217 annual credit), and your GLWB base is set equal to your annual credit base.

Form 8563	101

Since you take no more withdrawals and add no more purchase payments in years nine and ten, for each year, your annual credit will be $10,217 (6% of $170,284 Annual Credit Calculation Base). Furthermore, since the market is flat, your GLWB base increases each of those years by the amount of the annual credit to $200,335 for year nine and $210,552 for year ten.

You started a new ten-year annual credit period at the beginning of year two because your GLWB base was set equal to the step-up base so you are eligible for the annual credit in year eleven. Since you took no withdrawals or made no purchase payments in year eleven, you receive an annual credit of $10,217 (6% of $170,284 Annual Credit Calculation Base) and your GLWB base after year eleven is $220,769 ($210,552 prior GLWB base + $10,217 annual credit).

GLWB Plus applied for between March 25, 2013 and May 1, 2013

Assume you purchase a contract with an initial purchase payment of $100,000 and select the GLWB Plus rider. Further assume (i) the annuitant is age 65 at the time of purchase; (ii) you take a withdrawal of $1,000 in year five and one of $50,000 in year six and take no other withdrawals in the first ten years, (iii) you make an additional purchase payment of $50,000 in year three and one of $10,000 in year eight, (iv) during year one your Contract Value increases $30,000, net of contract expenses and charges, due to market performance, and (v) the market is flat, net of contract expenses and charges, over the next ten years of your contract. Your initial GLWB base and Annual Credit Calculation Base is $100,000. Since you took no withdrawals in years one, you receive a $6,000 credit on the first contract anniversary (6% of $100,000 Annual Credit Calculation Base) and your annual credit base is $106,000 after year one.

Your GLWB base is the greater of your annual credit base and your step-up base. Your Contract Value increased by $30,000 during year one due to market performance, so at the beginning of year two your GLWB base is set equal to the step-up base of $130,000, i.e. your then current Contract Value, which is greater than your annual credit base. Because your GLWB base was set equal to the step-up base, you start a new ten-year annual credit period, unless you chose to decline the step-up. Your Annual Credit Calculation Base is set equal to the GLWB base of $130,000. You receive an annual credit at the end of year two of $7,800 (6% of $130,000 Annual Credit Calculation Base). Your annual credit base and GLWB base are $137,800 after year two ($130,000 prior GLWB base + $7,800 annual credit).

At the start of year three, you make an additional purchase payment of $50,000, so your Annual Credit Calculation Base increases to $180,000 ($130,000 prior Annual Credit Calculation Base + $50,000 additional purchase payment). Your GLWB base immediately increases with the additional purchase payment to $187,800 ($137,800 prior GLWB base + $50,000 additional purchase payment). Your annual credit at the end of year three is $10,800 (6% of $180,000 Annual Credit Calculation Base). Your annual credit base after year three, therefore, is $198,600 ($137,800 prior GLWB base + $50,000 purchase payment + $10,800 annual credit), and your GLWB base is set equal to your annual credit base. Your Contract Value also increases to $180,000 with the additional purchase payment of $50,000.

In year four you take no withdrawals and make no additional purchase payments. Your annual credit for year four is $10,800 (6% of $180,000 Annual Credit Calculation Base), so your annual credit base, and, therefore, your GLWB base at the end of year four is $209,400 ($198,600 prior GLWB base + $10,800 annual credit).

In year five, when the annuitant is age 70 and your maximum annual withdrawal amount under the rider is $9,423 (4.50% of $209,400), you take a withdrawal of $1,000. Your Contract Value is reduced to $179,000. Because your withdrawal is less than the maximum annual withdrawal, your GLWB base is not reduced by the withdrawal and remains $209,400. Further, because you took a withdrawal, you are not eligible for the annual credit in year five.

In year six, when the annuitant is age 71 and your maximum annual withdrawal amount under the rider is $9,423 (4.50% of $209,400), you take a withdrawal of $50,000. Because your withdrawal exceeds your maximum annual withdrawal amount, $40,577 of it is an excess withdrawal and you are not eligible for an annual credit at the end of year six. Your Contract Value after the allowed withdrawal of $9,423 was $169,577 ($179,000 — $9,423). Upon the excess withdrawal, your GLWB base is set equal to $159,294, i.e. $209,400 x (1 — $40,577/$169,577). Because the GLWB base after adjustment for the excess withdrawal of $159,294 is less than the Annual Credit Calculation Base of $180,000, the Annual Credit Calculation Base is set equal to the GLWB base of $159,294.

In year seven you take no withdrawals and make no additional purchase payments. Your annual credit for year seven is $9,558 (6% of $159,294 Annual Credit Calculation Base), so your annual credit base, and therefore, your GLWB base at the end of the year seven is $168,852 ($159,294 prior GLWB base + $9,558 annual credit).

At the start of year eight, you make an additional purchase payment of $10,000. Your GLWB base immediately increases with the additional purchase payment to $178,852 ($168,852 prior GLWB base + $10,000 additional purchase payment). Your Annual Credit Calculation Base increases to $169,294 ($159,294 prior Annual Credit Calculation Base + $10,000 additional purchase payment). Your annual credit at the end of year eight is $10,158 (6% of $169,294 Annual Credit Calculation Base). Your annual credit base at the end of year eight, therefore, is $189,009 ($168,852 prior GLWB base + $10,000 additional purchase payment + $10,158 annual credit), and your GLWB base is set equal to your annual credit base.

Form 8563	102

Since you take no more withdrawals and add no more purchase payments in years nine and ten, for each year, your annual credit will be $10,158 (6% of $169,294 Annual Credit Calculation Base). Furthermore, since the market is flat, your GLWB base increases each of those years by the amount of the annual credit to $199,167 for year nine and $209,325 for year ten.

You started a new ten-year annual credit period at the beginning of year two because your GLWB base was set equal to the step-up base so you are eligible for the annual credit in year eleven. Since you took no withdrawals or made no purchase payments in year eleven, you receive an annual credit of $10,158 (6% of $169,294 Annual Credit Calculation Base) and your GLWB base after year eleven is $219,482 ($209,325 prior GLWB base + $10,158 annual credit).

GLWB Plus applied for between December 3, 2012 and March 25, 2013

Assume you purchase a contract with an initial purchase payment of $100,000 and select the GLWB Plus rider. Further assume (i) the annuitant is age 65 at the time of purchase; (ii) you take a withdrawal of $1,000 in year five and one of $50,000 in year six and take no other withdrawals in the first ten years, (iii) you make an additional purchase payment of $50,000 in year three and one of $10,000 in year eight, (iv) during year one your Contract Value increases $30,000, net of contract expenses and charges, due to market performance, and (v) the market is flat, net of contract expenses and charges, over the next ten years of your contract. Your initial GLWB base and Annual Credit Calculation Base is $100,000. Since you took no withdrawals in years one, you receive a $7,000 credit on the first contract anniversary (7% of $100,000 Annual Credit Calculation Base) and your annual credit base is $107,000 after year one.

Your GLWB base is the greater of your annual credit base and your step-up base. Your Contract Value increased by $30,000 during year one due to market performance, so at the beginning of year two your GLWB base is set equal to the step-up base of $130,000, i.e. your then current Contract Value, which is greater than your annual credit base. Because your GLWB base was set equal to the step-up base, you start a new ten-year annual credit period, unless you chose to decline the step-up. Your Annual Credit Calculation Base is set equal to the GLWB base of $130,000. You receive an annual credit at the end of year two of $9,100 (7% of $130,000 Annual Credit Calculation Base). Your annual credit base and GLWB base are $139,100 after year two ($130,000 prior GLWB base + $9,100 annual credit).

At the start of year three, you make an additional purchase payment of $50,000, so your Annual Credit Calculation Base increases to $180,000 ($130,000 prior Annual Credit Calculation Base + $50,000 additional purchase payment). Your GLWB base immediately increases with the additional purchase payment to $189,100 ($139,100 prior GLWB base + $50,000 additional purchase payment). Your annual credit at the end of year three is $12,600 (7% of $180,000 Annual Credit Calculation Base). Your annual credit base after year three, therefore, is $201,700 ($139,100 prior GLWB base + $50,000 purchase payment + $12,600 annual credit), and your GLWB base is set equal to your annual credit base. Your Contract Value also increases to $180,000 with the additional purchase payment of $50,000.

In year four you take no withdrawals and make no additional purchase payments. Your annual credit for year four is $12,600 (7% of $180,000 Annual Credit Calculation Base), so your annual credit base, and, therefore, your GLWB base at the end of year four is $214,300 ($201,700 prior GLWB base + $12,600 annual credit).

In year five, when the annuitant is age 70 and your maximum annual withdrawal amount under the rider is $10,715 (5.00% of $214,300), you take a withdrawal of $1,000. Your Contract Value is reduced to $179,000. Because your withdrawal is less than the maximum annual withdrawal, your GLWB base is not reduced by the withdrawal and remains $214,300. Further, because you took a withdrawal, you are not eligible for the annual credit in year five.

In year six, when the annuitant is age 71 and your maximum annual withdrawal amount under the rider is $10,715 (5.00% of $214,300), you take a withdrawal of $50,000. Because your withdrawal exceeds your maximum annual withdrawal amount, $39,285 of it is an excess withdrawal and you are not eligible for an annual credit at the end of year six. Your Contract Value after the allowed withdrawal of $10,715 was $168,285 ($179,000 — $10,715). Upon the excess withdrawal, your GLWB base is set equal to $164,273, i.e. $214,300 x (1 — $39,285/$168,285). Because the GLWB base after adjustment for the excess withdrawal of $164,273 is less than the Annual Credit Calculation Base of $180,000, the Annual Credit Calculation Base is set equal to the GLWB base of $164,273.

In year seven you take no withdrawals and make no additional purchase payments. Your annual credit for year seven is $11,499 (7% of $164,273 Annual Credit Calculation Base), so your annual credit base, and therefore, your GLWB base at the end of the year seven is $175,772 ($164,273 prior GLWB base + $11,499 annual credit).

At the start of year eight, you make an additional purchase payment of $10,000. Your GLWB base immediately increases with the additional purchase payment to $185,772 ($175,772 prior GLWB base + $10,000 additional purchase payment). Your Annual Credit Calculation Base increases to $174,273 ($164,273 prior Annual Credit Calculation Base + $10,000 additional purchase payment). Your annual credit at the end of year eight is $12,199 (7% of $174,273 Annual Credit Calculation Base). Your annual credit base at the end of year eight, therefore, is $197,971 ($175,772 prior GLWB base + $10,000 additional purchase payment + $12,199 annual credit), and your GLWB base is set equal to your annual credit base.

Form 8563	103

Since you take no more withdrawals and add no more purchase payments in years nine and ten, for each year, your annual credit will be $12,199 (7% of $174,273 Annual Credit Calculation Base). Furthermore, since the market is flat, your GLWB base increases each of those years by the amount of the annual credit to $210,170 for year nine and $222,370 for year ten.

You started a new ten-year annual credit period at the beginning of year two because your GLWB base was set equal to the step-up base so you are eligible for the annual credit in year eleven. Since you took no withdrawals or made no purchase payments in year eleven, you receive an annual credit of $12,199 (7% of $174,273 Annual Credit Calculation Base) and your GLWB base after year eleven is $234,569 ($222,370 prior GLWB base + $12,199 annual credit).

GLWB Plus applied for between August 20, 2012 and December 3, 2012

Assume you purchase a contract with an initial purchase payment of $100,000 and select the GLWB Plus rider. Further assume (i) the annuitant is age 65 at the time of purchase; (ii) you take a withdrawal of $1,000 in year five and one of $50,000 in year six and take no other withdrawals in the first ten years, (iii) you make an additional purchase payment of $50,000 in year three and one of $10,000 in year eight, (iv) during year one your Contract Value increases $30,000, net of contract expenses and charges, due to market performance, and (v) the market is flat, net of contract expenses and charges, over the next ten years of your contract. Your initial GLWB base and Annual Credit Calculation Base is $100,000. Since you took no withdrawals in years one, you receive a $8,000 credit on the first contract anniversary (8% of $100,000 Annual Credit Calculation Base) and your annual credit base is $108,000 after year one.

Your GLWB base is the greater of your annual credit base and your step-up base. Your Contract Value increased by $30,000 during year one due to market performance, so at the beginning of year two your GLWB base is set equal to the step-up base of $130,000, i.e. your then current Contract Value, which is greater than your annual credit base. Because your GLWB base was set equal to the step-up base, you start a new ten-year annual credit period, unless you chose to decline the step-up. Your Annual Credit Calculation Base is set equal to the GLWB base of $130,000. You receive an annual credit at the end of year two of $10,400 (8% of $130,000 Annual Credit Calculation Base). Your annual credit base and GLWB base are $140,400 after year two ($130,000 prior GLWB base + $10,400 annual credit).

At the start of year three, you make an additional purchase payment of $50,000, so your Annual Credit Calculation Base increases to $180,000 ($130,000 prior Annual Credit Calculation Base + $50,000 additional purchase payment). Your GLWB base immediately increases with the additional purchase payment to $190,400 ($140,400 prior GLWB base + $50,000 additional purchase payment). Your annual credit at the end of year three is $14,400 (8% of $180,000 Annual Credit Calculation Base). Your annual credit base after year three, therefore, is $204,800 ($140,400 prior GLWB base + $50,000 purchase payment + $14,400 annual credit), and your GLWB base is set equal to your annual credit base. Your Contract Value also increases to $180,000 with the additional purchase payment of $50,000.

In year four you take no withdrawals and make no additional purchase payments. Your annual credit for year four is $14,400 (8% of $180,000 Annual Credit Calculation Base), so your annual credit base, and, therefore, your GLWB base at the end of year four is $219,200 ($204,800 prior GLWB base + $14,400 annual credit).

In year five, when the annuitant is age 70 and your maximum annual withdrawal amount under the rider is $10,960 (5.00% of $219,200), you take a withdrawal of $1,000. Your Contract Value is reduced to $179,000. Because your withdrawal is less than the maximum annual withdrawal, your GLWB base is not reduced by the withdrawal and remains $219,200. Further, because you took a withdrawal, you are not eligible for the annual credit in year five.

In year six, when the annuitant is age 71 and your maximum annual withdrawal amount under the rider is $10,960 (5.00% of $219,200), you take a withdrawal of $50,000. Because your withdrawal exceeds your maximum annual withdrawal amount, $39,040 of it is an excess withdrawal and you are not eligible for an annual credit at the end of year six. Your Contract Value after the allowed withdrawal of $10,960 was $168,040 ($179,000 — $10,960). Upon the excess withdrawal, your GLWB base is set equal to $168,274, i.e. $219,200 x (1 — $38,821/$167,821). Because the GLWB base after adjustment for the excess withdrawal of $168,274 is less than the Annual Credit Calculation Base of $180,000, the Annual Credit Calculation Base is set equal to the GLWB base of $168,274.

In year seven you take no withdrawals and make no additional purchase payments. Your annual credit for year seven is $13,462 (8% of $168,274 Annual Credit Calculation Base), so your annual credit base, and therefore, your GLWB base at the end of the year seven is $181,736 ($168,274 prior GLWB base + $13,462 annual credit).

At the start of year eight, you make an additional purchase payment of $10,000. Your GLWB base immediately increases with the additional purchase payment to $191,736 ($181,736 prior GLWB base + $10,000 additional purchase payment). Your Annual Credit Calculation Base increases to $178,274 ($168,274 prior Annual Credit Calculation Base + $10,000 additional purchase payment). Your annual credit at the end of year eight is $14,262 (8% of $178,274 Annual Credit Calculation Base). Your annual credit base at the end of year eight, therefore, is $205,998 ($181,736 prior GLWB base + $10,000 additional purchase payment + $14,262 annual credit), and your GLWB base is set equal to your annual credit base.

Form 8563	104

Since you take no more withdrawals and add no more purchase payments in years nine and ten, for each year, your annual credit will be $14,262 (8% of $178,274 Annual Credit Calculation Base). Furthermore, since the market is flat, your GLWB base increases each of those years by the amount of the annual credit to $220,260 for year nine and $234,522 for year ten.

You started a new ten-year annual credit period at the beginning of year two because your GLWB base was set equal to the step-up base so you are eligible for the annual credit in year eleven. Since you took no withdrawals or made no purchase payments in year eleven, you receive an annual credit of $14,262 (8% of $178,274 Annual Credit Calculation Base) and your GLWB base after year eleven is $248,784 ($234,522 prior GLWB base + $14,262 annual credit).

GLWB Plus applied for before August 20, 2012

Assume you purchase a contract with an initial purchase payment of $100,000 and select the GLWB Plus rider. Further assume (i) the annuitant is age 65 at the time of purchase; (ii) you take a withdrawal of $1,000 in year five and one of $50,000 in year six and take no other withdrawals in the first ten years, (iii) you make an additional purchase payment of $50,000 in year three and one of $10,000 in year eight, (iv) during year one your Contract Value increases $30,000, net of contract expenses and charges, due to market performance, and (v) the market is flat, net of contract expenses and charges, over the next ten years of your contract. Your initial GLWB base and Annual Credit Calculation Base is $100,000. Since you took no withdrawals in years one, you receive a $8,000 credit on the first contract anniversary (8% of $100,000 Annual Credit Calculation Base) and your annual credit base is $108,000 after year one.

Your GLWB base is the greater of your annual credit base and your step-up base. Your Contract Value increased by $30,000 during year one due to market performance, so at the beginning of year two your GLWB base is set equal to the step-up base of $130,000, i.e. your then current Contract Value, which is greater than your annual credit base. Because your GLWB base was set equal to the step-up base, you start a new ten-year annual credit period, unless you chose to decline the step-up. Your Annual Credit Calculation Base is set equal to the GLWB base of $130,000. You receive an annual credit at the end of year two of $10,400 (8% of $130,000 Annual Credit Calculation Base). Your annual credit base and GLWB base are $140,400 after year two ($130,000 prior GLWB base + $10,400 annual credit).

At the start of year three, you make an additional purchase payment of $50,000, so your Annual Credit Calculation Base increases to $180,000 ($130,000 prior Annual Credit Calculation Base + $50,000 additional purchase payment). Your GLWB base immediately increases with the additional purchase payment to $190,400 ($140,400 prior GLWB base + $50,000 additional purchase payment). Your annual credit at the end of year three is $14,400 (8% of $180,000 Annual Credit Calculation Base). Your annual credit base after year three, therefore, is $204,800 ($140,400 prior GLWB base + $50,000 purchase payment + $14,400 annual credit), and your GLWB base is set equal to your annual credit base. Your Contract Value also increases to $180,000 with the additional purchase payment of $50,000.

In year four you take no withdrawals and make no additional purchase payments. Your annual credit for year four is $14,400 (8% of $180,000 Annual Credit Calculation Base), so your annual credit base, and, therefore, your GLWB base at the end of year four is $219,200 ($204,800 prior GLWB base + $14,400 annual credit).

In year five, when the annuitant is age 70 and your maximum annual withdrawal amount under the rider is $11,179 (5.10% of $219,200), you take a withdrawal of $1,000. Your Contract Value is reduced to $179,000. Because your withdrawal is less than the maximum annual withdrawal, your GLWB base is not reduced by the withdrawal and remains $219,200. Further, because you took a withdrawal, you are not eligible for the annual credit in year five.

In year six, when the annuitant is age 71 and your maximum annual withdrawal amount under the rider is $11,179 (5.10% of $219,200), you take a withdrawal of $50,000. Because your withdrawal exceeds your maximum annual withdrawal amount, $38,821 of it is an excess withdrawal and you are not eligible for an annual credit at the end of year six. Your Contract Value after the allowed withdrawal of $11,179 was $167,821 ($179,000 — $11,179). Upon the excess withdrawal, your GLWB base is set equal to $168,494, i.e. $219,200 x (1 — $38,821/$167,821). Because the GLWB base after adjustment for the excess withdrawal of $168,494 is less than the Annual Credit Calculation Base of $180,000, the Annual Credit Calculation Base is set equal to the GLWB base of $168,494.

In year seven you take no withdrawals and make no additional purchase payments. Your annual credit for year seven is $13,480 (8% of $168,494 Annual Credit Calculation Base), so your annual credit base, and therefore, your GLWB base at the end of the year seven is $181,974 ($168,494 prior GLWB base + $13,480 annual credit).

At the start of year eight, you make an additional purchase payment of $10,000. Your GLWB base immediately increases with the additional purchase payment to $191,974 ($181,974 prior GLWB base + $10,000 additional purchase payment). Your Annual Credit Calculation Base increases to $178,494 ($168,494 prior Annual Credit Calculation Base + $10,000 additional purchase payment). Your annual credit at the end of year eight is $14,280 (8% of $178,494 Annual Credit Calculation Base). Your annual credit base at the end of year eight, therefore, is $206,254 ($181,974 prior GLWB base + $10,000 additional purchase payment + $14,280 annual credit), and your GLWB base is set equal to your annual credit base.

Form 8563	105

Since you take no more withdrawals and add no more purchase payments in years nine and ten, for each year, your annual credit will be $14,280 (8% of $178,494 Annual Credit Calculation Base). Furthermore, since the market is flat, your GLWB base increases each of those years by the amount of the annual credit to $220,534 for year nine and $234,814 for year ten.

You started a new ten-year annual credit period at the beginning of year two because your GLWB base was set equal to the step-up base so you are eligible for the annual credit in year eleven. Since you took no withdrawals or made no purchase payments in year eleven, you receive an annual credit of $14,280 (8% of $178,494 Annual Credit Calculation Base) and your GLWB base after year eleven is $249,094 ($234,814 prior GLWB base + $14,280 annual credit).

GLWB (2012)

Assume you purchase a contract with an initial purchase payment of $100,000 and select the GLWB (2012) rider. Further assume (i) the annuitant is age 65 at the time of purchase; (ii) you take a withdrawal of $1,000 in year five and one of $50,000 in year six and take no other withdrawals in the first ten years, (iii) you make an additional purchase payment of $50,000 in year three and one of $10,000 in year eight, (iv) during year one your Contract Value increases $30,000, net of contract expenses and charges, due to market performance, and (v) the market is flat, net of contract expenses and charges, over the next ten years of your contract. Your initial GLWB base and Annual Credit Calculation Base is $100,000. Since you took no withdrawals in years one, you receive a $8,000 credit on the first contract anniversary (8% of $100,000 Annual Credit Calculation Base) and your annual credit base is $108,000 after year one.

Your GLWB base is the greater of your annual credit base and your step-up base. Your Contract Value increased by $30,000 during year one due to market performance, so at the beginning of year two your GLWB base is set equal to the step-up base of $130,000, i.e. your then current Contract Value, which is greater than your annual credit base. Because your GLWB base was set equal to the step-up base, you start a new ten-year annual credit period, unless you chose to decline the step-up. Your Annual Credit Calculation Base is set equal to the GLWB base of $130,000. You receive an annual credit at the end of year two of $10,400 (8% of $130,000 Annual Credit Calculation Base). Your annual credit base and GLWB base are $140,400 after year two ($130,000 prior GLWB base + $10,400 annual credit).

At the start of year three, you make an additional purchase payment of $50,000, so your Annual Credit Calculation Base increases to $180,000 ($130,000 prior Annual Credit Calculation Base + $50,000 additional purchase payment). Your GLWB base immediately increases with the additional purchase payment to $190,400 ($140,400 prior GLWB base + $50,000 additional purchase payment). Your annual credit at the end of year three is $14,400 (8% of $180,000 Annual Credit Calculation Base). Your annual credit base after year three, therefore, is $204,800 ($140,400 prior GLWB base + $50,000 purchase payment + $14,400 annual credit), and your GLWB base is set equal to your annual credit base. Your Contract Value also increases to $180,000 with the additional purchase payment of $50,000.

In year four you take no withdrawals and make no additional purchase payments. Your annual credit for year four is $14,400 (8% of $180,000 Annual Credit Calculation Base), so your annual credit base, and, therefore, your GLWB base at the end of year four is $219,200 ($204,800 prior GLWB base + $14,400 annual credit).

In year five, when the annuitant is age 70 and your maximum annual withdrawal amount under the rider is $10,960 (5% of $219,200), you take a withdrawal of $1,000. Your Contract Value is reduced to $179,000. Because your withdrawal is less than the maximum annual withdrawal, your GLWB base is not reduced by the withdrawal and remains $219,200. Further, because you took a withdrawal, you are not eligible for the annual credit in year five.

In year six, when the annuitant is age 71 and your maximum annual withdrawal amount under the rider is $10,960 (5% of $219,200), you take a withdrawal of $50,000. Because your withdrawal exceeds your maximum annual withdrawal amount, $39,040 of it is an excess withdrawal and you are not eligible for an annual credit at the end of year six. Your Contract Value after the allowed withdrawal of $10,960 was $168,040 ($179,000 — $10,960). Upon the excess withdrawal, your GLWB base is set equal to $168,274, i.e. $219,200 x (1 — $39,040/$168,040). Because the GLWB base after adjustment for the excess withdrawal of $168,274 is less than the Annual Credit Calculation Base of $180,000, the Annual Credit Calculation Base is set equal to the GLWB base of $168,274.

In year seven you take no withdrawals and make no additional purchase payments. Your annual credit for year seven is $13,462 (8% of $168,274 Annual Credit Calculation Base), so your annual credit base, and therefore, your GLWB base at the end of the year seven is $181,736 ($168,274 prior GLWB base + $13,462 annual credit).

At the start of year eight, you make an additional purchase payment of $10,000. Your GLWB base immediately increases with the additional purchase payment to $191,736 ($181,736 prior GLWB base + $10,000 additional purchase payment). Your Annual Credit Calculation Base increases to $178,274 ($168,274 prior Annual Credit Calculation Base + $10,000 additional purchase payment). Your annual credit at the end of year eight is $14,262 (8% of $178,274 Annual Credit Calculation Base). Your annual credit base at the end of year eight, therefore, is $205,998 ($181,736 prior GLWB base + $10,000 additional purchase payment + $14,262 annual credit), and your GLWB base is set equal to your annual credit base.

Form 8563	106

Since you take no more withdrawals and add no more purchase payments in years nine and ten, for each year, your annual credit will be $14,262 (8% of $178,274 Annual Credit Calculation Base). Furthermore, since the market is flat, your GLWB base increases each of those years by the amount of the annual credit to $220,260 for year nine and $234,522 for year ten.

You started a new ten-year annual credit period at the beginning of year two because your GLWB base was set equal to the step-up base so you are eligible for the annual credit in year eleven. Since you took no withdrawals or made no purchase payments in year eleven, you receive an annual credit of $14,262 (8% of $178,274 Annual Credit Calculation Base) and your GLWB base after year eleven is $248,784 ($234,522 prior GLWB base + $14,262 annual credit).

Form 8563	107

Statement of Additional Information Contents

Ohio National Life

Custodian

Independent Registered Public Accounting Firm

Underwriter

Total Return

Financial Statements

1940 Act File Number 811-1978

1933 Act File Number 333-164073

Form 8563	108

Ohio National Variable Account A

of

The Ohio National Life Insurance Company

One Financial Way

Montgomery, Ohio 45242

Telephone 888.925.6446

ONcore Xtra II VA

Statement of Additional Information

May 1, 2018

This Statement of Additional Information is not a prospectus. Read it along with the prospectus for Ohio National Variable Account A ("VAA") flexible purchase payment individual variable annuity contracts dated May 1, 2018. To get a free copy of the prospectus for VAA, write or call us at the above address.

TABLE OF CONTENTS

Ohio National Life	2
Custodian	2
Independent Registered Public Accounting Firm	2
Underwriter	2
Total Return	2

Ohio National Life

The Ohio National Life Insurance Company was organized under the laws of Ohio on September 9, 1909. We write life, accident and health insurance and annuities in 49 states, the District of Columbia and Puerto Rico. Currently we have assets of approximately $42 billion and equity of approximately $2.3 billion. Our home office is located at One Financial Way, Montgomery, Ohio 45242. We are a stock life insurance company ultimately wholly-owned by Ohio National Financial Services, Inc., which is wholly-owned by a mutual insurance holding company (Ohio National Mutual Holdings, Inc.). Our policyholders own the holding company.

Custodian

The Ohio National Life Insurance Company, the depositor, One Financial Way, Montgomery, Ohio 45242, holds custody of VAA’s assets.

Independent Registered Public Accounting Firm

The financial statements of Ohio National Variable Account A as of December 31, 2017 and for each of the periods in the two-year period ended December 31, 2017, and the related financial highlights for each of the periods in the five-year period ended December 31, 2017, and the consolidated financial statements and schedules of The Ohio National Life Insurance Company and subsidiaries as of December 31, 2017 and 2016 and for each of the years in the three-year period ended December 31, 2017 have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, also included herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio, 43215.

Underwriter

We offer the contracts continuously. The principal underwriter of the contracts is Ohio National Equities, Inc. (“ONEQ”), a wholly-owned subsidiary of ours. The aggregate amount of commissions paid to ONEQ for contracts issued by VAA, and the amounts retained by ONEQ, for each of the last three years have been:

Year	Aggregate Commissions	Retained Commissions
2017	$69,964,292	$17,737,364
2016	$83,411,921	$21,055,389
2015	$115,036,511	$27,092,189

Total Return

The average annual compounded rate of return for a contract for each subaccount over a given period is found by equating the initial amount invested to the ending redeemable value using the following formula:

P(1 + T)n = ERV

where:  P = a hypothetical initial payment of $1,000,

T = the average annual total return,

n = the number of years, and

ERV = the ending redeemable value of a hypothetical $1,000 beginning-of-period payment at the end of the period (or fractional portion thereof).

We will up-date standardized total return data based upon Fund performance in the subaccounts within 30 days after each calendar quarter.

In addition, we may present non-standardized total return data, using the above formula but based upon Fund performance before the date we first offered this series of contracts. This will be presented as if the same charges and deductions applying to these contracts had been in effect from the inception of each Fund. Note that, for purposes of these calculations, the $30 annual contract administration charge is equal to an annual percentage charge of 0.08%. There is no annual contract administration charge for contracts over $50,000. The effect of the waiver of that charge on contracts with total value more than $50,000 would be to increase the returns. The returns assume surrender of the contract and the waiver of deduction of

2

the applicable surrender charge at the ends of the periods shown. However, these returns do not reflect any additional charges for optional additional benefit riders. If those charges were to apply, the returns below would be decreased accordingly.

3

KPMG LLP

Suite 500

191 West Nationwide Blvd.

Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

To the Board of Directors of The Ohio National Life Insurance Company

and Contract Owners of Ohio National Variable Account A:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and contract owners’ equity of the subaccounts listed in the Appendix that comprise the Ohio National Variable Account A (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 6 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix, the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 6, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2017, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the Separate Account’s auditor, however, we are aware that we have served as the Separate Account’s auditor since at least 1995.

Columbus, Ohio

April 4, 2018

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with

KPMG International Cooperative (“KPMG International”), a Swiss entity.

Appendix

Statement of assets and contract owners’ equity as of December 31, 2017, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AB VARIABLE PRODUCT SERIES FUND, INC. – CLASS B

VPS Dynamic Asset Allocation Subaccount

VPS Global Risk Allocation – Moderate Subaccount

VPS Growth & Income Subaccount

VPS Small Cap Growth Subaccount

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)

Invesco V.I. Balanced-Risk Allocation Series II Subaccount

Invesco V.I. Comstock Series I Subaccount

Invesco V.I. International Growth Series II Subaccount

CALVERT VARIABLE PRODUCTS, INC.

VP S&P 500 Index Subaccount

DREYFUS VARIABLE INVESTMENT FUND – SERVICE SHARES

Appreciation Subaccount

FEDERATED INSURANCE SERIES

Kaufmann Fund II Service Shares Subaccount

Managed Tail Risk Fund II Primary Shares Subaccount

Managed Tail Risk Fund II Service Shares Subaccount

Managed Volatility Fund II Subaccount

FIDELITY® VARIABLE INSURANCE PRODUCTS FUND – INITIAL CLASS

VIP Growth Subaccount

VIP Equity-Income Subaccount

VIP High Income Subaccount

FIDELITY® VARIABLE INSURANCE PRODUCTS FUND – SERVICE CLASS 2

VIP Contrafund® Subaccount

VIP Equity-Income Subaccount

VIP Growth Subaccount

VIP Mid Cap Subaccount

VIP Real Estate Subaccount

VIP Target Volatility Subaccount

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST – CLASS 2

Franklin Flex Cap Growth VIP Subaccount

Franklin Income VIP Subaccount

Templeton Foreign VIP Subaccount

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST – CLASS 4

Franklin Flex Cap Growth VIP Subaccount

Franklin Founding Funds Allocation VIP Subaccount

Franklin Income VIP Subaccount

Templeton Foreign VIP Subaccount

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST – CLASS 5

Franklin VolSmart Allocation VIP Subaccount

GOLDMAN SACHS VARIABLE INSURANCE TRUST – INSTITUTIONAL SHARES

Large Cap Value Subaccount

Strategic Growth Subaccount

U.S. Equity Insights Subaccount

GOLDMAN SACHS VARIABLE INSURANCE TRUST – SERVICE SHARES

Global Trends Allocation Subaccount

Large Cap Value Subaccount

Strategic Growth Subaccount

U.S. Equity Insights Subaccount

IVY VARIABLE INSURANCE PORTFOLIOS

VIP Asset Strategy Subaccount

VIP Natural Resources Subaccount (1)

VIP Science and Technology Subaccount

J.P. MORGAN INSURANCE TRUST – CLASS I

Mid Cap Value Subaccount

Small Cap Core Subaccount

JANUS ASPEN SERIES – INSTITUTIONAL SHARES

Janus Henderson Balanced Subaccount (1)

Janus Henderson Global Research Subaccount (1)

Janus Henderson Overseas Subaccount (1)

Janus Henderson Research Subaccount (1)

JANUS ASPEN SERIES – SERVICE SHARES

Janus Henderson Balanced Subaccount (1)

Janus Henderson Flexible Bond Subaccount (1)

Janus Henderson Global Research Subaccount (1)

Janus Henderson Overseas Subaccount (1)

Janus Henderson Research Subaccount (1)

Janus Henderson U.S. Low Volatility Subaccount (1)

LAZARD RETIREMENT SERIES, INC. – SERVICE SHARES

Emerging Markets Equity Subaccount

Global Dynamic Multi Asset Subaccount

International Equity Subaccount

U.S. Small-Mid Cap Equity Subaccount

U.S. Strategic Equity Subaccount

LEGG MASON PARTNERS VARIABLE EQUITY TRUST – CLASS I

ClearBridge Variable Dividend Strategy Subaccount

ClearBridge Variable Large Cap Value Subaccount

QS Legg Mason Dynamic Multi-Strategy VIT Subaccount

LEGG MASON PARTNERS VARIABLE INCOME TRUST – CLASS II

Western Asset Core Plus VIT Subaccount

MFS® VARIABLE INSURANCE TRUST – SERVICE CLASS

Mid Cap Growth Subaccount

New Discovery Subaccount

Total Return Subaccount

MFS® VARIABLE INSURANCE TRUST II – SERVICE CLASS

Massachusetts Investors Growth Stock Subaccount

MORGAN STANLEY VARIABLE INSURANCE FUND, INC. – CLASS I (1)

VIF Core Plus Fixed Income Subaccount (1)

VIF U.S. Real Estate Subaccount (1)

MORGAN STANLEY VARIABLE INSURANCE FUND, INC – CLASS II (1)

VIF Core Plus Fixed Income Subaccount (1)

VIF Growth Subaccount (1)

VIF U.S. Real Estate Subaccount (1)

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST – S CLASS

AMT Mid Cap Intrinsic Value Subaccount

NORTHERN LIGHTS VARIABLE TRUST – CLASS 2

TOPS® Managed Risk Balanced ETF Subaccount

TOPS® Managed Risk Growth ETF Subaccount

TOPS® Managed Risk Moderate ETF Growth Subaccount

NORTHERN LIGHTS VARIABLE TRUST – CLASS 3

TOPS® Managed Risk Balanced ETF Subaccount

TOPS® Managed Risk Growth ETF Subaccount

TOPS® Managed Risk Moderate Growth ETF Subaccount

OHIO NATIONAL FUND, INC.

Aggressive Growth Subaccount

Balanced Subaccount

Bond Subaccount

Bristol Growth Subaccount

Bristol Subaccount

Bryton Growth Subaccount

Capital Appreciation Subaccount

ClearBridge Small Cap Subaccount

Equity Subaccount

High Income Bond Subaccount

Mid Cap Opportunity Subaccount

Nasdaq-100® Index Subaccount

Omni Subaccount

ON Foreign Subaccount (1)

ON International Equity Subaccount (1)

Risk Managed Balanced Subaccount

S&P 500® Index Subaccount

S&P MidCap 400® Index Subaccount

Small Cap Growth Subaccount

Strategic Value Subaccount

PIMCO VARIABLE INSURANCE TRUST – ADMINISTRATIVE SHARES

CommodityRealReturn® Strategy Subaccount

Global Bond Subaccount

Global Diversified Allocation Subaccount

Low Duration Subaccount

Real Return Subaccount

Short-Term Subaccount

Total Return Subaccount

ROYCE CAPITAL FUND – INVESTMENT CLASS

Micro-Cap Subaccount

Small-Cap Subaccount

THE PRUDENTIAL SERIES FUND INC. – CLASS II

Jennison 20/20 Focus Subaccount

Jennison Subaccount

WELLS FARGO VARIABLE TRUST

Discovery Subaccount

Opportunity Subaccount

Statement of assets and contract owners’ equity as of December 31, 2017, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2017 and the period from February 26, 2016 (commencement of operations) to December 31, 2016.

FIDELITY® VARIABLE INSURANCE PRODUCTS FUND – SERVICE CLASS

VIP Government Money Market Subaccount

Statement of assets and contract owners’ equity as of December 31, 2017, and the related statements of operations and changes in contract owners’ equity for the period from March 3, 2017 (commencement of operations) to December 31, 2017.

OHIO NATIONAL FUND, INC.

ON Balanced Model Subaccount

ON Conservative Model Subaccount

ON Growth Model Subaccount

ON Moderate Growth Model Subaccount

ON Moderately Conservative Model Subaccount

Statement of changes in contract owners’ equity for the period from January 1, 2016 to February 26, 2016 (liquidation).

OHIO NATIONAL FUND, INC.

Money Market Subaccount

Statement of changes in contract owners’ equity for the period from January 1, 2016 to April 29, 2016 (liquidation).

WELLS FARGO VARIABLE TRUST

Small Cap Value Subaccount

(1)	See the footnote to the statements of assets and contract owners’ equity for the former name of the subaccount.

6

ABOUT THIS REPORT

This report is a presentation of the Ohio National Variable Account A. Please note the variable account may offer more than one variable product. Some products may have different underlying mutual funds from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in Ohio National Variable Account A.

This Annual Report has four major sections:

Statements of Assets and Contract Owners’ Equity

These statements list all the underlying funds of the variable account, the number of shares owned, cost of shares, investments at fair value, contracts in accumulation period, annuity reserves for contracts in payment period and total contract owners’ equity. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners transfer among the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed.

Statements of Operations

The Statements of Operations show income and expenses to the variable account from investment activity for reinvested dividends and risk and administrative expenses. Risk and administrative expenses are assessed through the daily unit value calculation and represent an expense to the variable account and its contract owners. These statements also show reinvested capital gains, the realized gain (loss) resulting from units being sold, and unrealized gain (loss).

Statements of Changes in Contract Owners’ Equity

The Statements of Changes in Contract Owners’ Equity include the increase or decrease in contract owners’ equity from operations for income and expenses shown on the statements of operations. In addition, the equity transactions section of this statement illustrates contract purchase payments, extra credit fund deposits, transfers to and from fixed dollar contracts and other subaccounts, withdrawals and surrenders, surrender charges, annual contract charges, and annuity and death benefit payments. The sum of these two sections represents the net change in contract owners’ equity which, when added to the beginning contracts owners’ equity, equals contract owners’ equity at the end of the reporting period. The change in units section illustrates the number of units purchased and redeemed for each subaccount during the period reported.

Notes to Financial Statements

The Notes to Financial Statements provide further disclosures about the variable account and its underlying contract provisions.

Ohio National Variable Account A

Statements of Assets and Contract Owners’ Equity	December 31, 2017

			Assets	Contract owners’ equity
	Shares	Cost	Investments, at fair value	Contracts in accumulation period (note 6)	Annuity reserves for contracts in payment period	Total contract owners’ equity
Ohio National Fund, Inc.:
Equity Subaccount	3,652,474	$110,459,692	$151,139,372	$150,707,561	$431,811	$151,139,372
Bond Subaccount	8,638,411	132,299,250	151,690,492	151,580,255	110,237	151,690,492
Omni Subaccount	1,546,298	35,958,538	50,409,324	50,385,326	23,998	50,409,324
ON International Equity Subaccount (a)	9,359,885	107,413,049	141,147,059	140,991,621	155,438	141,147,059
Capital Appreciation Subaccount	2,205,457	68,232,425	96,290,268	96,185,705	104,563	96,290,268
ON Foreign Subaccount (a)	2,001,424	52,043,774	66,487,292	66,482,352	4,940	66,487,292
Aggressive Growth Subaccount	2,357,771	31,927,842	46,990,377	46,990,377	0	46,990,377
Small Cap Growth Subaccount	2,521,138	58,505,871	83,172,339	83,139,273	33,066	83,172,339
Mid Cap Opportunity Subaccount	1,519,248	35,163,205	58,642,974	58,616,552	26,422	58,642,974
S&P 500® Index Subaccount	17,844,967	389,487,033	526,783,415	526,571,444	211,971	526,783,415
Strategic Value Subaccount	5,446,316	76,579,751	97,380,135	97,371,977	8,158	97,380,135
High Income Bond Subaccount	5,027,556	78,930,188	97,333,484	97,288,621	44,863	97,333,484
ClearBridge Small Cap Subaccount	1,572,159	69,381,786	90,336,247	90,336,247	0	90,336,247
Nasdaq-100® Index Subaccount	11,370,895	125,771,535	189,552,820	189,411,087	141,733	189,552,820
Bristol Subaccount	2,088,161	34,087,093	63,104,228	63,050,935	53,293	63,104,228
Bryton Growth Subaccount	1,126,196	17,549,095	28,053,549	28,032,135	21,414	28,053,549
Balanced Subaccount	25,197,533	473,279,543	555,101,645	555,066,632	35,013	555,101,645
S&P MidCap 400® Index Subaccount	3,142,281	41,946,749	54,864,234	54,838,634	25,600	54,864,234
Bristol Growth Subaccount	778,248	10,946,720	18,825,831	18,825,228	603	18,825,831
Risk Managed Balanced Subaccount	25,680,159	282,934,438	334,098,869	334,097,796	1,073	334,098,869
ON Conservative Model Subaccount	9,466,377	94,887,752	99,680,947	99,607,792	73,155	99,680,947
ON Moderately Conservative Model Subaccount	30,502,269	305,434,489	326,069,255	326,069,255	0	326,069,255
ON Balanced Model Subaccount	144,353,734	1,435,252,005	1,560,463,861	1,560,463,861	0	1,560,463,861
ON Moderate Growth Model Subaccount	239,381,646	2,405,378,314	2,645,167,193	2,645,167,193	0	2,645,167,193
ON Growth Model Subaccount	48,765,343	488,799,468	543,733,572	543,733,572	0	543,733,572
Fidelity® Variable Insurance Products Fund - Initial Class:
VIP Growth Subaccount	14,090	602,224	1,043,353	1,043,353	0	1,043,353
VIP Equity-Income Subaccount	37,455	832,550	894,789	894,789	0	894,789
VIP High Income Subaccount	8,464	57,173	46,129	46,129	0	46,129
Fidelity® Variable Insurance Products Fund - Service Class:
VIP Government Money Market Subaccount	134,079,850	134,079,850	134,079,850	134,010,562	69,288	134,079,850
Fidelity® Variable Insurance Products Fund - Service Class 2:
VIP Mid Cap Subaccount	8,821,332	276,530,088	333,358,140	333,170,530	187,610	333,358,140
VIP Contrafund® Subaccount	13,707,186	391,133,517	507,851,256	507,737,950	113,306	507,851,256
VIP Growth Subaccount	1,446,299	83,674,295	105,377,364	105,336,562	40,802	105,377,364
VIP Equity-Income Subaccount	8,129,093	171,110,633	189,570,447	189,551,889	18,558	189,570,447
VIP Real Estate Subaccount	2,600,845	45,716,433	49,780,177	49,779,297	880	49,780,177
VIP Target Volatility Subaccount	23,312,930	267,862,447	282,319,579	282,319,579	0	282,319,579
Janus Aspen Series - Institutional Shares:
Janus Henderson Research Subaccount (a)	102,957	3,043,632	3,758,967	3,753,580	5,387	3,758,967
Janus Henderson Overseas Subaccount (a)	36,839	1,281,087	1,178,122	1,172,250	5,872	1,178,122
Janus Henderson Global Research Subaccount (a)	37,104	1,261,044	1,899,714	1,890,541	9,173	1,899,714
Janus Henderson Balanced Subaccount (a)	137,648	3,740,521	4,854,829	4,803,832	50,997	4,854,829

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Assets and Contract Owners’ Equity	December 31, 2017

			Assets	Contract owners’ equity
	Shares	Cost	Investments, at fair value	Contracts in accumulation period (note 6)	Annuity reserves for contracts in payment period	Total contract owners’ equity
Janus Aspen Series - Service Shares:
Janus Henderson Research Subaccount (a)	755,941	$21,394,518	$26,971,968	$26,911,347	$60,621	$26,971,968
Janus Henderson Global Research Subaccount (a)	694,738	26,073,594	34,854,990	34,853,240	1,750	34,854,990
Janus Henderson Balanced Subaccount (a)	6,334,625	201,733,222	234,951,239	234,141,172	810,067	234,951,239
Janus Henderson Overseas Subaccount (a)	5,307,874	182,844,562	163,164,054	163,124,694	39,360	163,164,054
Janus Henderson U.S. Low Volatility Subaccount (a)	63,381,443	911,241,439	1,104,738,552	1,104,729,043	9,509	1,104,738,552
Janus Henderson Flexible Bond Subaccount (a)	2,514,913	32,331,247	32,014,838	32,014,838	0	32,014,838
Legg Mason Partners Variable Equity Trust - Class I:
ClearBridge Variable Dividend Strategy Subaccount	2,686,352	42,643,992	53,619,581	53,609,838	9,743	53,619,581
ClearBridge Variable Large Cap Value Subaccount	4,352,734	83,800,929	93,279,080	93,275,946	3,134	93,279,080
QS Legg Mason Dynamic Multi-Strategy VIT Subaccount	106,868,416	1,313,495,663	1,412,800,461	1,412,791,784	8,677	1,412,800,461
Legg Mason Partners Variable Income Trust - Class II:
Western Asset Core Plus VIT Subaccount	7,870,533	46,083,500	45,491,682	45,487,908	3,774	45,491,682
Wells Fargo Variable Trust:
Opportunity Subaccount	133,949	2,857,509	3,635,380	3,635,380	0	3,635,380
Discovery Subaccount	113,231	2,125,219	3,593,949	3,517,674	76,275	3,593,949
Morgan Stanley Variable Insurance Fund, Inc. - Class I: (a)
VIF Core Plus Fixed Income Subaccount (a)	59,180	619,861	649,793	632,145	17,648	649,793
VIF U.S. Real Estate Subaccount (a)	89,809	1,422,545	1,950,653	1,943,072	7,581	1,950,653
Morgan Stanley Variable Insurance Fund, Inc. - Class II: (a)
VIF Core Plus Fixed Income Subaccount (a)	8,386,357	88,573,031	91,746,748	91,746,748	0	91,746,748
VIF U.S. Real Estate Subaccount (a)	4,690,192	75,520,671	101,261,238	101,204,120	57,118	101,261,238
VIF Growth Subaccount (a)	2,376,069	65,315,605	73,396,778	73,367,331	29,447	73,396,778
Goldman Sachs Variable Insurance Trust - Institutional Shares:
Large Cap Value Subaccount	10,987,728	113,761,048	99,548,812	99,472,839	75,973	99,548,812
U.S. Equity Insights Subaccount	1,540,952	23,279,439	29,909,883	29,834,231	75,652	29,909,883
Strategic Growth Subaccount	511,164	7,466,229	10,085,273	10,069,532	15,741	10,085,273
Goldman Sachs Variable Insurance Trust - Service Shares:
Large Cap Value Subaccount	5,798,075	58,157,965	52,530,562	52,530,562	0	52,530,562
U.S. Equity Insights Subaccount	1,186,806	21,854,416	23,118,973	23,118,973	0	23,118,973
Strategic Growth Subaccount	1,300,616	20,891,983	25,596,131	25,596,131	0	25,596,131
Global Trends Allocation Subaccount	13,000,404	147,702,011	161,855,033	161,855,033	0	161,855,033
Lazard Retirement Series, Inc. - Service Shares:
Emerging Markets Equity Subaccount	9,711,232	193,122,667	229,087,965	229,016,575	71,390	229,087,965
U.S. Small-Mid Cap Equity Subaccount	5,178,036	43,334,970	43,133,039	43,118,167	14,872	43,133,039
U.S. Strategic Equity Subaccount	483,867	5,399,674	6,285,437	6,285,437	0	6,285,437
International Equity Subaccount	12,916,571	144,784,738	139,886,464	139,856,439	30,025	139,886,464
Global Dynamic Multi Asset Subaccount	25,372,792	309,399,411	342,278,964	342,278,964	0	342,278,964
The Prudential Series Fund, Inc. - Class II:
Jennison 20/20 Focus Subaccount	3,901,371	62,926,736	116,572,971	116,542,831	30,140	116,572,971
Jennison Subaccount	810,995	33,774,015	48,156,892	48,156,892	0	48,156,892
J.P. Morgan Insurance Trust - Class I:
Small Cap Core Subaccount	3,229,559	67,983,594	82,805,901	82,805,582	319	82,805,901
Mid Cap Value Subaccount	22,550,457	202,442,130	266,771,908	266,730,746	41,162	266,771,908

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Assets and Contract Owners’ Equity	December 31, 2017

			Assets	Contract owners’ equity
	Shares	Cost	Investments, at fair value	Contracts in accumulation period (note 6)	Annuity reserves for contracts in payment period	Total contract owners’ equity
AB Variable Product Series Fund, Inc. - Class B:
VPS Growth & Income Subaccount	144,769	$4,493,997	$4,760,014	$4,760,014	$0	$4,760,014
VPS Small Cap Growth Subaccount	459,650	6,643,252	7,354,394	7,354,394	0	7,354,394
VPS Dynamic Asset Allocation Subaccount	22,722,334	253,471,626	294,935,902	294,935,902	0	294,935,902
VPS Global Risk Allocation-Moderate Subaccount	8,976,362	86,395,795	96,765,187	96,765,187	0	96,765,187
MFS® Variable Insurance Trust - Service Class:
New Discovery Subaccount	1,147,313	18,616,672	21,305,593	21,279,760	25,833	21,305,593
Mid Cap Growth Subaccount	6,211,547	47,045,852	55,841,811	55,841,811	0	55,841,811
Total Return Subaccount	5,523,024	123,330,277	134,099,022	134,099,022	0	134,099,022
MFS® Variable Insurance Trust II - Service Class:
Massachusetts Investors Growth Stock Subaccount	1,363,290	23,168,220	25,057,267	25,033,966	23,301	25,057,267
PIMCO Variable Insurance Trust - Administrative Shares:
Real Return Subaccount	18,700,266	242,425,892	232,257,306	232,018,425	238,881	232,257,306
Total Return Subaccount	46,732,597	514,738,133	511,254,609	511,210,315	44,294	511,254,609
Global Bond Subaccount	6,179,019	78,863,400	75,940,146	75,937,597	2,549	75,940,146
CommodityRealReturn® Strategy Subaccount	3,305,939	31,809,833	23,670,522	23,670,281	241	23,670,522
Global Diversified Allocation Subaccount	73,871,629	747,189,672	810,371,766	810,369,654	2,112	810,371,766
Short-Term Subaccount	4,832,230	49,778,878	50,110,223	50,106,590	3,633	50,110,223
Low Duration Subaccount	2,354,277	24,332,885	24,107,800	24,106,830	970	24,107,800
Calvert Variable Products, Inc.:
VP S&P 500 Index Subaccount	1,242	142,369	175,335	175,335	0	175,335
Dreyfus Variable Investment Fund - Service Shares:
Appreciation Subaccount	669,826	26,649,857	29,700,082	29,700,082	0	29,700,082
Royce Capital Fund - Investment Class:
Small-Cap Subaccount	19,245,045	186,456,489	168,971,497	168,869,577	101,920	168,971,497
Micro-Cap Subaccount	6,693,350	71,308,841	69,476,969	69,451,723	25,246	69,476,969
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. Comstock Series I Subaccount	1,346	18,308	27,755	27,755	0	27,755
Invesco V.I. International Growth Series II Subaccount	1,981,762	67,482,715	77,942,709	77,942,709	0	77,942,709
Invesco V.I. Balanced-Risk Allocation Series II Subaccount	45,553,719	526,137,995	508,835,037	508,833,378	1,659	508,835,037
Neuberger Berman Advisers Management Trust - S Class:
AMT Mid Cap Intrinsic Value Subaccount	2,473,054	41,633,787	54,951,260	54,951,260	0	54,951,260
Franklin Templeton Variable Insurance Products Trust - Class 2:
Franklin Income VIP Subaccount	5,977,736	90,373,981	96,659,990	96,658,695	1,295	96,659,990
Franklin Flex Cap Growth VIP Subaccount	2,123,163	18,552,142	15,838,797	15,837,312	1,485	15,838,797
Templeton Foreign VIP Subaccount	3,903,504	54,236,666	60,387,214	60,371,621	15,593	60,387,214
Franklin Templeton Variable Insurance Products Trust - Class 5:
Franklin VolSmart Allocation VIP Subaccount	15,883,571	162,180,484	185,043,607	185,043,607	0	185,043,607
Franklin Templeton Variable Insurance Products Trust - Class 4:
Franklin Income VIP Subaccount	7,832,018	120,033,635	129,463,258	129,445,706	17,552	129,463,258
Franklin Flex Cap Growth VIP Subaccount	3,318,420	26,522,046	23,925,806	23,925,806	0	23,925,806
Templeton Foreign VIP Subaccount	7,101,212	99,008,178	111,560,042	111,560,042	0	111,560,042
Franklin Founding Funds Allocation VIP Subaccount	5,866,882	42,032,191	44,177,625	44,177,625	0	44,177,625

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Assets and Contract Owners’ Equity	December 31, 2017

			Assets	Contract owners’ equity
	Shares	Cost	Investments, at fair value	Contracts in accumulation period (note 6)	Annuity reserves for contracts in payment period	Total contract owners’ equity
Federated Insurance Series:
Kaufmann Fund II Service Shares Subaccount	3,163,502	$51,668,361	$57,765,553	$57,765,553	$0	$57,765,553
Managed Volatility Fund II Subaccount	44,467,930	446,259,642	480,253,648	480,250,290	3,358	480,253,648
Managed Tail Risk Fund II Service Shares Subaccount	9,895,749	55,097,634	51,853,725	51,853,725	0	51,853,725
Managed Tail Risk Fund II Primary Shares Subaccount	4,325,876	21,775,485	22,710,846	22,710,846	0	22,710,846
Ivy Variable Insurance Portfolios:
VIP Asset Strategy Subaccount	21,294,281	207,300,468	199,480,567	199,461,749	18,818	199,480,567
VIP Natural Resources Subaccount (a)	10,651,297	50,520,743	49,327,220	49,327,220	0	49,327,220
VIP Science and Technology Subaccount	3,853,088	89,423,097	104,177,864	104,173,944	3,920	104,177,864
Northern Lights Variable Trust - Class 2:
TOPS® Managed Risk Balanced ETF Subaccount	37,647,082	413,678,921	458,541,460	458,541,460	0	458,541,460
TOPS® Managed Risk Moderate Growth ETF Subaccount	58,437,796	649,544,066	739,822,493	739,820,419	2,074	739,822,493
TOPS® Managed Risk Growth ETF Subaccount	50,592,652	534,449,252	636,961,491	636,961,491	0	636,961,491
Northern Lights Variable Trust - Class 3:
TOPS® Managed Risk Balanced ETF Subaccount	4,253,121	48,088,350	52,058,201	52,058,201	0	52,058,201
TOPS® Managed Risk Moderate Growth ETF Subaccount	7,466,564	85,066,880	94,302,704	94,302,704	0	94,302,704
TOPS® Managed Risk Growth ETF Subaccount	3,817,889	42,524,123	47,876,327	47,876,327	0	47,876,327

Totals	1,724,131,942	$19,378,404,322	$21,788,377,334	$21,784,343,398	$4,033,936	$21,788,377,334

(a)	Name changes were effective May 1, 2017:

ON International Equity Subaccount formerly known as International Subaccount

ON Foreign Subaccount formerly known as International Small-Mid Company Subaccount

Janus Henderson Research Subaccount formerly known as Janus Subaccount

Janus Henderson Global Research Subaccount formerly known as Global Research Subaccount

Janus Henderson Balanced Subaccount formerly known as Balanced Subaccount

Janus Henderson Overseas Subaccount formerly known as Overseas Subaccount

Janus Henderson U.S. Low Volatility Subaccount formerly known as INTECH U.S. Low Volatility Subaccount

Janus Henderson Flexible Bond Subaccount formerly known as Flexible Bond Subaccount

Morgan Stanley Variable Insurance Fund, Inc. - Class I formerly known as The Universal Institutional Funds, Inc. - Class I (Morgan Stanley UIF)

Morgan Stanley Variable Insurance Fund, Inc. - Class II formerly known as The Universal Institutional Funds, Inc. - Class II (Morgan Stanley UIF)

VIF Core Plus Fixed Income Subaccount formerly known as Core Plus Fixed Income Subaccount

VIF U.S. Real Estate Subaccount formerly known as U.S. Real Estate Subaccount

VIF Growth Subaccount formerly known as Growth Subaccount

VIP Natural Resources Subaccount formerly known as VIP Global Natural Resources Subaccount

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2017

	Ohio National Fund, Inc.
	Equity	Bond	Omni	ON International Equity	Capital Appreciation	ON Foreign
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2017	2017	2017	2017	2017	2017
Investment activity:
Reinvested dividends	$0	$0	$0	$0	$0	$0
Risk and administrative expense (note 2)	(2,854,376)	(1,878,424)	(597,310)	(1,758,316)	(1,352,231)	(838,449)

Net investment activity	(2,854,376)	(1,878,424)	(597,310)	(1,758,316)	(1,352,231)	(838,449)

Reinvested capital gains	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	89,639,466	3,549,830	1,373,939	5,038,845	21,958,377	1,798,961
Unrealized gain (loss)	(49,624,177)	5,192,377	7,380,768	27,641,618	(4,669,383)	9,409,937

Net gain (loss) on investments	40,015,289	8,742,207	8,754,707	32,680,463	17,288,994	11,208,898

Net increase (decrease) in contract owners’ equity from operations	$37,160,913	$6,863,783	$8,157,397	$30,922,147	$15,936,763	$10,370,449

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2017

	Ohio National Fund, Inc.
	Aggressive	Small Cap	Mid Cap	S&P	Strategic	High Income
	Growth	Growth	Opportunity	500® Index	Value	Bond
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2017	2017	2017	2017	2017	2017
Investment activity:
Reinvested dividends	$0	$0	$0	$0	$0	$0
Risk and administrative expense (note 2)	(551,114)	(1,332,346)	(731,514)	(6,884,468)	(2,152,455)	(1,708,031)

Net investment activity	(551,114)	(1,332,346)	(731,514)	(6,884,468)	(2,152,455)	(1,708,031)

Reinvested capital gains	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	3,515,984	31,220,267	3,594,474	76,343,628	63,603,651	37,767,375
Unrealized gain (loss)	6,939,654	(5,750,030)	9,813,913	37,167,547	(33,252,859)	(27,148,045)

Net gain (loss) on investments	10,455,638	25,470,237	13,408,387	113,511,175	30,350,792	10,619,330

Net increase (decrease) in contract owners’ equity from operations	$9,904,524	$24,137,891	$12,676,873	$106,626,707	$28,198,337	$8,911,299

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2017

	Ohio National Fund, Inc.
	ClearBridge	Nasdaq-100®		Bryton		S&P MidCap	Bristol
	Small Cap	Index	Bristol	Growth	Balanced	400® Index	Growth
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2017	2017	2017	2017	2017	2017	2017
Investment activity:
Reinvested dividends	$0	$0	$0	$0	$0	$0	$0
Risk and administrative expense (note 2)	(1,604,895)	(2,128,446)	(1,098,923)	(499,931)	(8,314,635)	(618,567)	(470,385)

Net investment activity	(1,604,895)	(2,128,446)	(1,098,923)	(499,931)	(8,314,635)	(618,567)	(470,385)

Reinvested capital gains	0	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	38,317,122	12,121,095	77,873,657	21,135,304	55,312,984	2,549,162	39,958,059
Unrealized gain (loss)	(23,110,912)	33,491,860	(54,702,993)	(12,810,496)	17,362,019	4,490,018	(27,409,650)

Net gain (loss) on investments	15,206,210	45,612,955	23,170,664	8,324,808	72,675,003	7,039,180	12,548,409

Net increase (decrease) in contract owners’ from operations equity	$13,601,315	$43,484,509	$22,071,741	$7,824,877	$64,360,368	$6,420,613	$12,078,024

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2017

	Ohio National Fund, Inc.
	Risk	ON	ON Moderately		ON Moderate
	Managed	Conservative	Conservative	ON Balanced	Growth	ON Growth
	Balanced	Model	Model	Model	Model	Model
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2017	2017 (a)	2017 (a)	2017 (a)	2017 (a)	2017 (a)
Investment activity:
Reinvested dividends	$0	$0	$0	$0	$0	$0
Risk and administrative expense (note 2)	(4,094,382)	(1,112,118)	(3,471,467)	(15,952,546)	(26,232,919)	(5,416,903)

Net investment activity	(4,094,382)	(1,112,118)	(3,471,467)	(15,952,546)	(26,232,919)	(5,416,903)

Reinvested capital gains	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	5,624,037	587,871	1,634,898	7,229,706	9,347,399	2,265,668
Unrealized gain (loss)	43,999,233	4,793,195	20,634,765	125,211,857	239,788,879	54,934,104

Net gain (loss) on investments	49,623,270	5,381,066	22,269,663	132,441,563	249,136,278	57,199,772

Net increase (decrease) in contract owners’ equity from operations	$45,528,888	$4,268,948	$18,798,196	$116,489,017	$222,903,359	$51,782,869

(a)	Period from March 3, 2017, date of commencement of operations, to December 31, 2017.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2017

	Fidelity® Variable Insurance Products Fund - Initial Class			Fidelity® Variable Insurance Products Fund - Service Class
	VIP Growth Subaccount	VIP Equity- Income Subaccount	VIP High Income Subaccount	VIP Government Money Market Subaccount
	2017	2017	2017	2017
Investment activity:
Reinvested dividends	$2,103	$14,835	$2,441	$789,693
Risk and administrative expense (note 2)	(12,651)	(11,196)	(601)	(1,777,848)

Net investment activity	(10,548)	3,639	1,840	(988,155)

Reinvested capital gains	68,900	17,770	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	31,757	2,393	(773)	101,862
Unrealized gain (loss)	184,919	71,016	1,466	0

Net gain (loss) on investments	216,676	73,409	693	101,862

Net increase (decrease) in contract owners’ equity from operations	$275,028	$94,818	$2,533	$(886,293)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2017

	Fidelity® Variable Insurance Products Fund - Service Class 2
	VIP	VIP	VIP	VIP Equity-	VIP Real	VIP Target
	Mid Cap	Contrafund®	Growth	Income	Estate	Volatility
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2017	2017	2017	2017	2017	2017
Investment activity:
Reinvested dividends	$1,766,250	$3,774,563	$67,491	$2,756,798	$1,093,911	$3,038,385
Risk and administrative expense (note 2)	(4,570,426)	(6,246,120)	(1,126,750)	(2,367,083)	(905,048)	(3,298,283)

Net investment activity	(2,804,176)	(2,471,557)	(1,059,259)	389,715	188,863	(259,898)

Reinvested capital gains	21,889,489	26,497,426	6,056,864	3,941,694	8,921,093	16,580,903

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	19,016,407	16,461,689	3,175,224	2,137,026	7,159,218	2,576,093
Unrealized gain (loss)	26,458,349	48,451,955	15,960,570	13,306,602	(16,103,635)	14,183,147

Net gain (loss) on investments	45,474,756	64,913,644	19,135,794	15,443,628	(8,944,417)	16,759,240

Net increase (decrease) in contract owners’ equity from operations	$64,560,069	$88,939,513	$24,133,399	$19,775,037	$165,539	$33,080,245

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2017

	Janus Aspen Series - Institutional Shares
			Janus
	Janus	Janus	Henderson	Janus
	Henderson	Henderson	Global	Henderson
	Research	Overseas	Research	Balanced
	Subaccount	Subaccount	Subaccount	Subaccount
	2017	2017	2017	2017
Investment activity:
Reinvested dividends	$14,244	$19,631	$14,678	$80,843
Risk and administrative expense (note 2)	(51,562)	(14,246)	(22,138)	(60,371)

Net investment activity	(37,318)	5,385	(7,460)	20,472

Reinvested capital gains	34,951	0	0	10,609

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	94,241	(39,255)	81,751	281,482
Unrealized gain (loss)	783,959	338,065	341,718	497,602

Net gain (loss) on investments	878,200	298,810	423,469	779,084

Net increase (decrease) in contract owners’ equity from operations	$875,833	$304,195	$416,009	$810,165

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2017

	Janus Aspen Series - Service Shares
		Janus			Janus	Janus
	Janus	Henderson	Janus	Janus	Henderson	Henderson
	Henderson	Global	Henderson	Henderson	U.S. Low	Flexible
	Research	Research	Balanced	Overseas	Volatility	Bond
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2017	2017	2017	2017	2017	2017
Investment activity:
Reinvested dividends	$62,139	$217,703	$2,747,911	$2,460,045	$14,103,922	$778,451
Risk and administrative expense (note 2)	(324,239)	(404,452)	(2,359,601)	(2,005,859)	(13,758,124)	(370,593)

Net investment activity	(262,100)	(186,749)	388,310	454,186	345,798	407,858

Reinvested capital gains	246,288	0	359,643	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	559,432	1,278,672	4,113,727	(9,245,446)	18,651,591	(46,824)
Unrealized gain (loss)	5,196,440	5,904,759	23,907,206	48,188,512	113,963,792	265,355

Net gain (loss) on investments	5,755,872	7,183,431	28,020,933	38,943,066	132,615,383	218,531

Net increase (decrease) in contract owners’ equity from operations	$5,740,060	$6,996,682	$28,768,886	$39,397,252	$132,961,181	$626,389

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2017

	Legg Mason Partners Variable Equity Trust - Class I			Legg Mason Partners Variable Income Trust - Class II	Wells Fargo Variable Trust
	ClearBridge	ClearBridge	QS Legg Mason
	Variable	Variable	Dynamic
	Dividend	Large Cap	Multi-Strategy	Western Asset
	Strategy	Value	VIT	Core Plus VIT	Opportunity	Discovery
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2017	2017	2017	2017	2017	2017
Investment activity:
Reinvested dividends	$761,450	$1,239,735	$20,538,543	$1,759,430	$23,113	$0
Risk and administrative expense (note 2)	(661,998)	(1,092,493)	(19,038,881)	(1,773,782)	(48,567)	(44,696)

Net investment activity	99,452	147,242	1,499,662	(14,352)	(25,454)	(44,696)

Reinvested capital gains	0	2,660,743	0	0	277,862	185,047

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	2,450,459	1,331,553	5,378,529	(10,015,482)	39,722	191,464
Unrealized gain (loss)	6,047,729	6,834,366	158,854,582	14,668,223	295,551	508,788

Net gain (loss) on investments	8,498,188	8,165,919	164,233,111	4,652,741	335,273	700,252

Net increase (decrease) in contract owners’ equity from operations	$8,597,640	$10,973,904	$165,732,773	$4,638,389	$587,681	$840,603

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2017

	Morgan Stanley
	Variable Insurance		Morgan Stanley Variable Insurance
	Fund, Inc. - Class I		Fund, Inc. - Class II
	VIF Core Plus	VIF U.S. Real	VIF Core Plus	VIF U.S. Real	VIF
	Fixed Income	Estate	Fixed Income	Estate	Growth
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2017	2017	2017	2017	2017
Investment activity:
Reinvested dividends	$24,443	$29,525	$2,476,460	$1,279,460	$0
Risk and administrative expense (note 2)	(10,342)	(23,966)	(1,111,665)	(1,296,809)	(712,611)

Net investment activity	14,101	5,559	1,364,795	(17,349)	(712,611)

Reinvested capital gains	0	0	0	0	4,619,209

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	8,196	70,986	548,704	3,923,399	765,536
Unrealized gain (loss)	14,214	(41,518)	1,891,608	(2,349,035)	12,863,937

Net gain (loss) on investments	22,410	29,468	2,440,312	1,574,364	13,629,473

Net increase (decrease) in contract owners’ equity from operations	$36,511	$35,027	$3,805,107	$1,557,015	$17,536,071

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2017

	Goldman Sachs Variable			Goldman Sachs Variable
	Insurance Trust - Institutional Shares			Insurance Trust - Service Shares
							Global
	Large Cap	U.S. Equity	Strategic	Large Cap	U.S. Equity	Strategic	Trends
	Value	Insights	Growth	Value	Insights	Growth	Allocation
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2017	2017	2017	2017	2017	2017	2017
Investment activity:
Reinvested dividends	$1,638,528	$389,774	$48,725	$720,494	$254,183	$63,629	$472,367
Risk and administrative expense (note 2)	(1,408,402)	(380,933)	(124,238)	(1,093,417)	(233,484)	(289,890)	(2,001,885)

Net investment activity	230,126	8,841	(75,513)	(372,923)	20,699	(226,261)	(1,529,518)

Reinvested capital gains	17,164,590	3,050,642	422,218	9,038,321	2,339,559	1,092,845	4,011,329

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(655,728)	1,704,457	455,281	6,727,782	514,696	599,087	1,258,823
Unrealized gain (loss)	(6,586,344)	1,130,572	1,632,759	(4,133,447)	729,970	4,102,068	12,837,248

Net gain (loss) on investments	(7,242,072)	2,835,029	2,088,040	2,594,335	1,244,666	4,701,155	14,096,071

Net increase (decrease) in contract owners’ equity from operations	$10,152,644	$5,894,512	$2,434,745	$11,259,733	$3,604,924	$5,567,739	$16,577,882

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2017

	Lazard Retirement Series, Inc. - Service Shares
	Emerging	U.S.	U.S.		Global
	Markets	Small-Mid	Strategic	International	Dynamic
	Equity	Cap Equity	Equity	Equity	Multi Asset
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2017	2017	2017	2017	2017
Investment activity:
Reinvested dividends	$3,753,308	$148,321	$95,393	$3,324,657	$0
Risk and administrative expense (note 2)	(3,117,856)	(538,013)	(76,236)	(2,892,252)	(3,959,681)

Net investment activity	635,452	(389,692)	19,157	432,405	(3,959,681)

Reinvested capital gains	0	3,963,655	182,043	29,684,854	17,943,537

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	13,294,441	(145,527)	128,545	43,116,400	4,040,400
Unrealized gain (loss)	51,486,123	1,540,873	567,343	(29,856,157)	32,489,909

Net gain (loss) on investments	64,780,564	1,395,346	695,888	13,260,243	36,530,309

Net increase (decrease) in contract owners’ equity from operations	$65,416,016	$4,969,309	$897,088	$43,377,502	$50,514,165

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2017

	The Prudential Series		J.P. Morgan Insurance
	Fund, Inc. - Class II		Trust - Class I
	Jennison		Small	Mid Cap
	20/20 Focus	Jennison	Cap Core	Value
	Subaccount	Subaccount	Subaccount	Subaccount
	2017	2017	2017	2017
Investment activity:
Reinvested dividends	$0	$0	$246,651	$2,143,414
Risk and administrative expense (note 2)	(1,474,135)	(477,096)	(991,045)	(3,377,409)

Net investment activity	(1,474,135)	(477,096)	(744,394)	(1,233,995)

Reinvested capital gains	0	0	541,510	11,953,610

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	9,808,301	1,925,466	1,968,086	11,155,955
Unrealized gain (loss)	19,701,985	9,357,159	8,258,151	8,740,629

Net gain (loss) on investments	29,510,286	11,282,625	10,226,237	19,896,584

Net increase (decrease) in contract owners’ equity from operations	$28,036,151	$10,805,529	$10,023,353	$30,616,199

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2017

	AB Variable Product Series Fund, Inc. - Class B
				VPS
	VPS	VPS	VPS	Global Risk
	Growth &	Small Cap	Dynamic Asset	Allocation-
	Income	Growth	Allocation	Moderate
	Subaccount	Subaccount	Subaccount	Subaccount
	2017	2017	2017	2017
Investment activity:
Reinvested dividends	$32,520	$0	$5,079,362	$304,692
Risk and administrative expense (note 2)	(30,776)	(32,257)	(3,777,079)	(1,179,245)

Net investment activity	1,744	(32,257)	1,302,283	(874,553)

Reinvested capital gains	225,280	0	0	446,651

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	32,857	54,092	4,092,596	1,194,724
Unrealized gain (loss)	199,010	713,424	29,165,172	7,579,681

Net gain (loss) on investments	231,867	767,516	33,257,768	8,774,405

Net increase (decrease) in contract owners’ equity from operations	$458,891	$735,259	$34,560,051	$8,346,503

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2017

				MFS® Variable
	MFS® Variable Insurance			Insurance Trust II
	Trust - Service Class			Service Class
				Massachusetts
	New	Mid Cap	Total	Investors
	Discovery	Growth	Return	Growth Stock
	Subaccount	Subaccount	Subaccount	Subaccount
	2017	2017	2017	2017
Investment activity:
Reinvested dividends	$0	$0	$2,369,492	$93,787
Risk and administrative expense (note 2)	(242,751)	(661,145)	(1,248,883)	(281,593)

Net investment activity	(242,751)	(661,145)	1,120,609	(187,806)

Reinvested capital gains	402,177	3,191,362	3,041,632	1,171,857

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	91,081	1,121,443	1,407,079	24,839
Unrealized gain (loss)	4,060,409	7,632,581	4,416,057	4,080,098

Net gain (loss) on investments	4,151,490	8,754,024	5,823,136	4,104,937

Net increase (decrease) in contract owners’ equity from operations	$4,310,916	$11,284,241	$9,985,377	$5,088,988

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2017

	PIMCO Variable Insurance Trust - Administrative Shares
				Commodity	Global
	Real	Total	Global	RealReturn®	Diversified	Short-	Low
	Return	Return	Bond	Strategy	Allocation	Term	Duration
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2017	2017	2017	2017	2017	2017	2017
Investment activity:
Reinvested dividends	$6,020,022	$11,179,805	$1,503,577	$2,556,534	$22,142,931	$821,925	$600,038
Risk and administrative expense (note 2)	(3,639,149)	(7,207,552)	(960,393)	(294,884)	(9,843,061)	(606,920)	(554,648)

Net investment activity	2,380,873	3,972,253	543,184	2,261,650	12,299,870	215,005	45,390

Reinvested capital gains	0	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(17,699,144)	(10,706,729)	(939,658)	(2,208,434)	3,658,077	87,839	(1,722,568)
Unrealized gain (loss)	21,585,943	25,158,982	5,738,709	131,602	87,382,373	242,347	1,535,231

Net gain (loss) on investments	3,886,799	14,452,253	4,799,051	(2,076,832)	91,040,450	330,186	(187,337)

Net increase (decrease) in contract owners’ equity from operations	$6,267,672	$18,424,506	$5,342,235	$184,818	$103,340,320	$545,191	$(141,947)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2017

	Calvert Variable Products, Inc.	Dreyfus Variable Investment Fund - Service Shares	Royce Capital Fund - Investment Class
	VP S&P 500 Index Subaccount	Appreciation Subaccount	Small-Cap Subaccount	Micro-Cap Subaccount
	2017	2017	2017	2017
Investment activity:
Reinvested dividends	$2,364	$316,103	$1,536,169	$460,286
Risk and administrative expense (note 2)	(1,928)	(384,445)	(2,117,958)	(917,659)

Net investment activity	436	(68,342)	(581,789)	(457,373)

Reinvested capital gains	6,131	3,846,120	0	7,211,539

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	523	260,822	(6,137,512)	548,453
Unrealized gain (loss)	22,296	2,524,745	13,017,501	(4,707,990)

Net gain (loss) on investments	22,819	2,785,567	6,879,989	(4,159,537)

Net increase (decrease) in contract owners’ equity from operations	$29,386	$6,563,345	$6,298,200	$2,594,629

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2017

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)			Neuberger Berman Advisers Management Trust - S Class
	Invesco V.I. Comstock Series I Subaccount	Invesco V.I. International Growth Series II Subaccount	Invesco V.I. Balanced-Risk Allocation Series II Subaccount	AMT Mid Cap Intrinsic Value Subaccount
	2017	2017	2017	2017
Investment activity:
Reinvested dividends	$554	$919,461	$19,105,156	$270,285
Risk and administrative expense (note 2)	(246)	(919,757)	(6,527,470)	(701,907)

Net investment activity	308	(296)	12,577,686	(431,622)

Reinvested capital gains	1,080	0	27,405,492	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	2,666	1,069,752	(2,017,481)	2,733,438
Unrealized gain (loss)	146	12,450,439	1,926,395	5,188,056

Net gain (loss) on investments	2,812	13,520,191	(91,086)	7,921,494

Net increase (decrease) in contract owners’ equity from operations	$4,200	$13,519,895	$39,892,092	$7,489,872

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2017

	Franklin Templeton Variable Insurance Products Trust - Class 2			Franklin Templeton Variable Insurance Products Trust - Class 5
	Franklin Income VIP Subaccount	Franklin Flex Cap Growth VIP Subaccount	Templeton Foreign VIP Subaccount	Franklin VolSmart Allocation VIP Subaccount
	2017	2017	2017	2017
Investment activity:
Reinvested dividends	$4,147,720	$0	$1,549,959	$0
Risk and administrative expense (note 2)	(1,265,892)	(202,924)	(1,018,435)	(2,175,412)

Net investment activity	2,881,828	(202,924)	531,524	(2,175,412)

Reinvested capital gains	0	35,038	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	739,354	(827,169)	4,414,053	1,850,755
Unrealized gain (loss)	4,261,449	4,462,443	8,682,385	21,445,965

Net gain (loss) on investments	5,000,803	3,635,274	13,096,438	23,296,720

Net increase (decrease) in contract owners’ equity from operations	$7,882,631	$3,467,388	$13,627,962	$21,121,308

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2017

	Franklin Templeton Variable Insurance
	Products Trust - Class 4
	Franklin	Franklin Flex	Templeton	Franklin
	Income	Cap Growth	Foreign	Founding Funds
	VIP	VIP	VIP	Allocation VIP
	Subaccount	Subaccount	Subaccount	Subaccount
	2017	2017	2017	2017
Investment activity:
Reinvested dividends	$5,045,922	$0	$1,790,177	$1,110,156
Risk and administrative expense (note 2)	(1,582,872)	(279,553)	(2,233,606)	(543,235)

Net investment activity	3,463,050	(279,553)	(443,429)	566,921

Reinvested capital gains	0	52,842	0	1,780,385

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	1,043,991	(1,295,907)	18,391,691	260,732
Unrealized gain (loss)	5,510,793	6,548,141	15,399,949	1,676,191

Net gain (loss) on investments	6,554,784	5,252,234	33,791,640	1,936,923

Net increase (decrease) in contract owners’ equity from operations	$10,017,834	$5,025,523	$33,348,211	$4,284,229

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2017

	Federated Insurance Series
			Managed	Managed
	Kaufmann	Managed	Tail Risk	Tail Risk
	Fund II	Volatility	Fund II	Fund II
	Service Shares	Fund II	Service Shares	Primary Shares
	Subaccount	Subaccount	Subaccount	Subaccount
	2017	2017	2017	2017
Investment activity:
Reinvested dividends	$0	$17,526,546	$754,909	$347,807
Risk and administrative expense (note 2)	(676,275)	(6,107,583)	(732,070)	(289,693)

Net investment activity	(676,275)	11,418,963	22,839	58,114

Reinvested capital gains	5,519,376	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	379,013	(208,068)	(1,913,985)	(54,643)
Unrealized gain (loss)	6,979,283	58,226,438	6,598,712	1,955,237

Net gain (loss) on investments	7,358,296	58,018,370	4,684,727	1,900,594

Net increase (decrease) in contract owners’ equity from operations	$12,201,397	$69,437,333	$4,707,566	$1,958,708

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2017

	Ivy Variable Insurance Portfolios			Northern Lights Variable Trust - Class 2
				TOPS®	TOPS®	TOPS®
		VIP	VIP	Managed Risk	Managed Risk	Managed
	VIP Asset	Natural	Science and	Balanced	Moderate	Risk Growth
	Strategy	Resources	Technology	ETF	Growth ETF	ETF
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2017	2017	2017	2017	2017	2017
Investment activity:
Reinvested dividends	$3,069,952	$65,531	$0	$6,858,699	$11,612,716	$9,649,622
Risk and administrative expense (note 2)	(2,590,369)	(617,671)	(1,185,126)	(5,970,106)	(9,649,618)	(8,243,315)

Net investment activity	479,583	(552,140)	(1,185,126)	888,593	1,963,098	1,406,307

Reinvested capital gains	0	0	8,108,612	698,782	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(6,698,406)	(1,607,317)	2,359,783	4,741,840	8,072,305	9,562,079
Unrealized gain (loss)	37,648,811	2,971,605	14,923,775	33,735,496	75,555,464	81,968,518

Net gain (loss) on investments	30,950,405	1,364,288	17,283,558	38,477,336	83,627,769	91,530,597

Net increase (decrease) in contract owners’ equity from operations	$31,429,988	$812,148	$24,207,044	$40,064,711	$85,590,867	$92,936,904

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2017

	Northern Lights Variable Trust - Class 3
	TOPS® Managed Risk Balanced ETF Subaccount	TOPS® Managed Risk Moderate Growth ETF Subaccount	TOPS® Managed Risk Growth ETF Subaccount	Total Subaccounts
	2017	2017	2017	2017
Investment activity:
Reinvested dividends	$718,514	$1,339,320	$625,712	$216,765,965
Risk and administrative expense (note 2)	(621,863)	(1,118,527)	(516,948)	(271,346,923)

Net investment activity	96,651	220,793	108,764	(54,580,958)

Reinvested capital gains	75,075	0	0	256,976,635

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	385,312	735,987	290,258	795,911,970
Unrealized gain (loss)	3,504,047	8,655,173	5,326,131	1,659,341,495

Net gain (loss) on investments	3,889,359	9,391,160	5,616,389	2,455,253,465

Net increase (decrease) in contract owners’ equity from operations	$4,061,085	$9,611,953	$5,725,153	$2,657,649,142

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2017 and 2016

	Ohio National Fund, Inc.
	Equity Subaccount		Money Market Subaccount (note 4)	Bond Subaccount		Omni Subaccount
	2017	2016	2016	2017	2016	2017	2016
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(2,854,376)	$(6,144,078)	$(383,790)	$(1,878,424)	$(1,848,419)	$(597,310)	$(459,951)
Reinvested capital gains	0	0	0	0	0	0	0
Realized gain (loss)	89,639,466	7,459,430	(114)	3,549,830	4,536,514	1,373,939	1,272,768
Unrealized gain (loss)	(49,624,177)	51,032,223	0	5,192,377	6,343,705	7,380,768	2,066,909

Net increase (decrease) in contract owners’ equity from operations	37,160,913	52,347,575	(383,904)	6,863,783	9,031,800	8,157,397	2,879,726

Equity transactions:
Contract purchase payments (note 1)	2,763,528	5,904,049	3,573,277	4,782,992	4,073,166	2,969,535	1,185,877
Extra credit fund deposit (note 1)	9,266	10,168	875	17,335	19,693	2,373	1,083
Transfers (to) and from other subaccounts	(396,010,007)	26,221,568	(185,162,556)	12,689,598	3,889,917	1,469,720	9,326,170
Transfers (to) and from fixed dollar contract	692,457	1,587,169	(196,611)	1,624,084	334,093	74,756	(305,313)
Withdrawals and surrenders	(11,967,518)	(16,798,084)	(3,691,908)	(7,362,165)	(7,371,095)	(1,929,742)	(1,167,753)
Surrender charges (note 2)	(43,174)	(45,480)	(29,077)	(9,961)	(17,651)	(3,049)	(3,459)
Annual contract charges (note 2)	(2,086,110)	(5,835,590)	(314,864)	(1,492,818)	(1,531,829)	(390,264)	(291,879)
Annuity and death benefit payments	(7,432,182)	(15,798,591)	(1,155,138)	(5,816,008)	(5,155,024)	(1,309,237)	(1,047,101)

Net equity transactions	(414,073,740)	(4,754,791)	(186,976,002)	4,433,057	(5,758,730)	884,092	7,697,625

Net change in contract owners’ equity	(376,912,827)	47,592,784	(187,359,906)	11,296,840	3,273,070	9,041,489	10,577,351
Contract owners’ equity:
Beginning of period	528,052,199	480,459,415	187,359,906	140,393,652	137,120,582	41,367,835	30,790,484

End of period	$151,139,372	$528,052,199	$0	$151,690,492	$140,393,652	$50,409,324	$41,367,835

Change in units:
Beginning units	37,369,931	37,727,018	16,654,502	7,694,283	7,967,006	2,358,202	1,809,171

Units purchased	616,998	4,744,202	2,204,163	1,714,286	1,999,522	357,332	1,220,302
Units redeemed	(28,932,825)	(5,101,289)	(18,858,665)	(1,465,515)	(2,272,245)	(267,571)	(671,271)

Ending units	9,054,104	37,369,931	0	7,943,054	7,694,283	2,447,963	2,358,202

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2017 and 2016

	Ohio National Fund, Inc.
	ON International Equity Subaccount		Capital Appreciation Subaccount		ON Foreign Subaccount
	2017	2016	2017	2016	2017	2016
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(1,758,316)	$(1,678,741)	$(1,352,231)	$(4,188,158)	$(838,449)	$(737,714)
Reinvested capital gains	0	0	0	0	0	0
Realized gain (loss)	5,038,845	1,096,772	21,958,377	35,213,291	1,798,961	1,525,496
Unrealized gain (loss)	27,641,618	(7,825,362)	(4,669,383)	(1,156,667)	9,409,937	(6,398,083)

Net increase (decrease) in contract owners’ equity from operations	30,922,147	(8,407,331)	15,936,763	29,868,466	10,370,449	(5,610,301)

Equity transactions:
Contract purchase payments (note 1)	1,834,526	1,932,229	1,614,018	4,531,819	1,429,950	1,173,277
Extra credit fund deposit (note 1)	2,160	3,223	7,241	9,722	1,488	1,978
Transfers (to) and from other subaccounts	(4,661,408)	4,694,540	(77,522,233)	(236,984,228)	3,495,966	907,773
Transfers (to) and from fixed dollar contract	183,055	227,674	147,852	711,773	120,300	206,103
Withdrawals and surrenders	(5,933,304)	(5,882,869)	(5,447,873)	(11,036,429)	(2,569,091)	(2,079,272)
Surrender charges (note 2)	(3,644)	(7,125)	(6,776)	(30,588)	(2,963)	(8,663)
Annual contract charges (note 2)	(1,448,153)	(1,418,806)	(903,741)	(4,025,482)	(678,164)	(628,407)
Annuity and death benefit payments	(6,172,706)	(5,471,976)	(3,476,143)	(10,670,833)	(1,742,291)	(1,629,677)

Net equity transactions	(16,199,474)	(5,923,110)	(85,587,655)	(257,494,246)	55,195	(2,056,888)

Net change in contract owners’ equity	14,722,673	(14,330,441)	(69,650,892)	(227,625,780)	10,425,644	(7,667,189)
Contract owners’ equity:
Beginning of period	126,424,386	140,754,827	165,941,160	393,566,940	56,061,648	63,728,837

End of period	$141,147,059	$126,424,386	$96,290,268	$165,941,160	$66,487,292	$56,061,648

Change in units:
Beginning units	12,735,929	13,325,047	4,910,525	13,589,622	3,093,223	3,193,474

Units purchased	1,147,240	1,362,304	220,370	633,185	449,041	574,904
Units redeemed	(2,540,280)	(1,951,422)	(2,708,099)	(9,312,282)	(437,164)	(675,155)

Ending units	11,342,889	12,735,929	2,422,796	4,910,525	3,105,100	3,093,223

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2017 and 2016

	Ohio National Fund, Inc.
	Aggressive Growth Subaccount		Small Cap Growth Subaccount		Mid Cap Opportunity Subaccount
	2017	2016	2017	2016	2017	2016
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(551,114)	$(510,772)	$(1,332,346)	$(2,466,054)	$(731,514)	$(711,921)
Reinvested capital gains	0	0	0	0	0	0
Realized gain (loss)	3,515,984	3,014,436	31,220,267	4,021,930	3,594,474	3,292,507
Unrealized gain (loss)	6,939,654	(1,428,444)	(5,750,030)	8,164,579	9,813,913	(2,458,924)

Net increase (decrease) in contract owners’ equity from operations	9,904,524	1,075,220	24,137,891	9,720,455	12,676,873	121,662

Equity transactions:
Contract purchase payments (note 1)	2,938,146	1,544,853	2,862,315	4,431,324	1,256,000	1,240,676
Extra credit fund deposit (note 1)	1,263	452	6,825	6,567	6,391	1,792
Transfers (to) and from other subaccounts	859,955	257,514	(132,839,572)	(3,584,869)	(2,259,177)	(3,153,590)
Transfers (to) and from fixed dollar contract	146,222	(20,710)	767,635	854,818	(205,580)	(20,811)
Withdrawals and surrenders	(2,370,960)	(1,198,874)	(4,852,121)	(4,932,793)	(2,920,352)	(2,079,078)
Surrender charges (note 2)	(834)	(10,570)	(10,719)	(18,243)	(3,593)	(7,588)
Annual contract charges (note 2)	(458,867)	(427,848)	(1,021,753)	(2,406,669)	(528,756)	(539,990)
Annuity and death benefit payments	(2,373,170)	(981,689)	(2,618,979)	(5,437,713)	(1,701,667)	(1,651,045)

Net equity transactions	(1,258,245)	(836,872)	(137,706,369)	(11,087,578)	(6,356,734)	(6,209,634)

Net change in contract owners’ equity	8,646,279	238,348	(113,568,478)	(1,367,123)	6,320,139	(6,087,972)
Contract owners’ equity:
Beginning of period	38,344,098	38,105,750	196,740,817	198,107,940	52,322,835	58,410,807

End of period	$46,990,377	$38,344,098	$83,172,339	$196,740,817	$58,642,974	$52,322,835

Change in units:
Beginning units	3,099,352	3,163,739	12,950,115	13,736,168	2,284,420	2,550,387

Units purchased	697,253	1,033,811	769,828	1,534,791	136,082	246,699
Units redeemed	(767,844)	(1,098,198)	(9,328,826)	(2,320,844)	(377,727)	(512,666)

Ending units	3,028,761	3,099,352	4,391,117	12,950,115	2,042,775	2,284,420

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2017 and 2016

	Ohio National Fund, Inc.
	S&P 500® Index Subaccount		Strategic Value Subaccount		High Income Bond Subaccount
	2017	2016	2017	2016	2017	2016
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(6,884,468)	$(5,494,104)	$(2,152,455)	$(4,482,431)	$(1,708,031)	$(2,601,733)
Reinvested capital gains	0	0	0	0	0	0
Realized gain (loss)	76,343,628	10,901,114	63,603,651	15,140,168	37,767,375	8,277,226
Unrealized gain (loss)	37,167,547	40,748,822	(33,252,859)	15,212,352	(27,148,045)	16,533,256

Net increase (decrease) in contract owners’ equity from operations	106,626,707	46,155,832	28,198,337	25,870,089	8,911,299	22,208,749

Equity transactions:
Contract purchase payments (note 1)	27,340,666	26,345,317	3,696,854	8,369,080	2,588,410	3,635,798
Extra credit fund deposit (note 1)	8,557	5,868	5,835	8,084	11,276	4,296
Transfers (to) and from other subaccounts	(317,068,840)	369,385,685	(380,607,590)	151,401,750	(194,864,280)	106,103,231
Transfers (to) and from fixed dollar contract	3,615,017	1,093,583	1,054,128	3,222,104	1,159,474	784,645
Withdrawals and surrenders	(21,845,061)	(10,758,820)	(6,621,695)	(10,358,908)	(6,119,948)	(7,058,685)
Surrender charges (note 2)	(82,125)	(34,978)	(10,283)	(33,629)	(11,673)	(19,106)
Annual contract charges (note 2)	(4,903,297)	(4,246,579)	(1,887,462)	(4,584,710)	(1,335,842)	(2,392,759)
Annuity and death benefit payments	(12,983,139)	(11,203,348)	(4,816,562)	(10,760,616)	(4,800,616)	(7,381,543)

Net equity transactions	(325,918,222)	370,586,728	(389,186,775)	137,263,155	(203,373,199)	93,675,877

Net change in contract owners’ equity	(219,291,515)	416,742,560	(360,988,438)	163,133,244	(194,461,900)	115,884,626
Contract owners’ equity:
Beginning of period	746,074,930	329,332,370	458,368,573	295,235,329	291,795,384	175,910,758

End of period	$526,783,415	$746,074,930	$97,380,135	$458,368,573	$97,333,484	$291,795,384

Change in units:
Beginning units	34,833,524	16,797,902	25,683,749	18,122,578	12,758,128	8,601,913

Units purchased	3,615,035	21,168,453	1,172,806	12,225,012	603,214	5,865,978
Units redeemed	(18,040,636)	(3,132,831)	(22,019,411)	(4,663,841)	(9,399,946)	(1,709,763)

Ending units	20,407,923	34,833,524	4,837,144	25,683,749	3,961,396	12,758,128

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2017 and 2016

	Ohio National Fund, Inc.
	ClearBridge Small Cap Subaccount		Nasdaq-100® Index Subaccount		Bristol Subaccount
	2017	2016	2017	2016	2017	2016
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(1,604,895)	$(1,539,075)	$(2,128,446)	$(1,538,266)	$(1,098,923)	$(2,519,769)
Reinvested capital gains	0	0	0	0	0	0
Realized gain (loss)	38,317,122	4,038,085	12,121,095	9,588,052	77,873,657	17,990,358
Unrealized gain (loss)	(23,110,912)	31,122,754	33,491,860	(1,470,945)	(54,702,993)	4,099,760

Net increase (decrease) in contract owners’ equity from operations	13,601,315	33,621,764	43,484,509	6,578,841	22,071,741	19,570,349

Equity transactions:
Contract purchase payments (note 1)	3,070,813	2,717,716	7,306,275	5,625,402	1,560,228	2,796,294
Extra credit fund deposit (note 1)	9,833	6,011	14,680	3,809	7,393	4,959
Transfers (to) and from other subaccounts	(178,296,572)	148,486,004	16,127,821	10,810,936	(147,694,893)	(17,096,808)
Transfers (to) and from fixed dollar contract	775,672	445,321	404,746	(502,926)	398,613	764,419
Withdrawals and surrenders	(4,626,966)	(3,750,761)	(6,869,453)	(3,512,892)	(3,666,310)	(5,903,145)
Surrender charges (note 2)	(40,805)	(11,119)	(21,690)	(9,051)	(8,220)	(22,184)
Annual contract charges (note 2)	(1,221,124)	(1,387,705)	(1,672,068)	(1,213,152)	(931,591)	(2,557,951)
Annuity and death benefit payments	(3,373,249)	(3,572,497)	(4,358,176)	(3,884,529)	(3,026,642)	(6,536,279)

Net equity transactions	(183,702,398)	142,932,970	10,932,135	7,317,597	(153,361,422)	(28,550,695)

Net change in contract owners’ equity	(170,101,083)	176,554,734	54,416,644	13,896,438	(131,289,681)	(8,980,346)
Contract owners’ equity:
Beginning of period	260,437,330	83,882,596	135,136,176	121,239,738	194,393,909	203,374,255

End of period	$90,336,247	$260,437,330	$189,552,820	$135,136,176	$63,104,228	$194,393,909

Change in units:
Beginning units	6,330,937	2,527,734	12,221,502	11,661,011	8,282,736	9,561,638

Units purchased	522,978	4,463,525	3,788,501	4,466,089	579,601	644,056
Units redeemed	(4,890,362)	(660,322)	(2,900,303)	(3,905,598)	(6,708,903)	(1,922,958)

Ending units	1,963,553	6,330,937	13,109,700	12,221,502	2,153,434	8,282,736

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2017 and 2016

	Ohio National Fund, Inc.
	Bryton Growth Subaccount		Balanced Subaccount		S&P MidCap 400® Index Subaccount
	2017	2016	2017	2016	2017	2016
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(499,931)	$(1,656,723)	$(8,314,635)	$(11,593,015)	$(618,567)	$(531,066)
Reinvested capital gains	0	0	0	0	0	0
Realized gain (loss)	21,135,304	22,563,843	55,312,984	5,189,484	2,549,162	922,322
Unrealized gain (loss)	(12,810,496)	(16,021,353)	17,362,019	36,201,789	4,490,018	2,762,827

Net increase (decrease) in contract owners’ equity from operations	7,824,877	4,885,767	64,360,368	29,798,258	6,420,613	3,154,083

Equity transactions:
Contract purchase payments (note 1)	329,468	1,798,306	25,227,774	60,862,703	3,696,867	313,254
Extra credit fund deposit (note 1)	1,038	3,324	22,158	36,864	171	1,124
Transfers (to) and from other subaccounts	(63,699,477)	(61,829,151)	(424,485,390)	17,020,526	6,702,620	(649,582)
Transfers (to) and from fixed dollar contract	100,255	569,060	8,289,012	24,541,984	229,032	124,487
Withdrawals and surrenders	(1,555,401)	(3,650,371)	(19,540,330)	(19,977,494)	(1,945,345)	(1,717,076)
Surrender charges (note 2)	(1,623)	(12,038)	(233,924)	(200,289)	(5,690)	(1,893)
Annual contract charges (note 2)	(443,436)	(1,737,216)	(6,936,519)	(10,653,606)	(602,088)	(574,478)
Annuity and death benefit payments	(1,463,800)	(4,043,015)	(12,753,189)	(20,324,370)	(2,195,031)	(2,019,572)

Net equity transactions	(66,732,976)	(68,901,101)	(430,410,408)	51,306,318	5,880,536	(4,523,736)

Net change in contract owners’ equity	(58,908,099)	(64,015,334)	(366,050,040)	81,104,576	12,301,149	(1,369,653)
Contract owners’ equity:
Beginning of period	86,961,648	150,976,982	921,151,685	840,047,109	42,563,085	43,932,738

End of period	$28,053,549	$86,961,648	$555,101,645	$921,151,685	$54,864,234	$42,563,085

Change in units:
Beginning units	5,067,518	9,074,165	52,252,447	49,052,777	2,870,108	3,207,584

Units purchased	129,735	1,423,700	4,268,638	9,421,874	1,101,026	137,409
Units redeemed	(3,829,532)	(5,430,347)	(27,030,932)	(6,222,204)	(735,494)	(474,885)

Ending units	1,367,721	5,067,518	29,490,153	52,252,447	3,235,640	2,870,108

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2017 and 2016

	Ohio National Fund, Inc.
	Bristol Growth Subaccount		Risk Managed Balanced Subaccount
	2017	2016	2017	2016
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(470,385)	$(1,393,692)	$(4,094,382)	$(2,769,035)
Reinvested capital gains	0	0	0	0
Realized gain (loss)	39,958,059	5,588,032	5,624,037	521,590
Unrealized gain (loss)	(27,409,650)	2,595,417	43,999,233	7,153,277

Net increase (decrease) in contract owners’ equity from operations	12,078,024	6,789,757	45,528,888	4,905,832

Equity transactions:
Contract purchase payments (note 1)	870,260	2,331,861	31,276,077	46,343,303
Extra credit fund deposit (note 1)	6,146	3,331	36,276	19,719
Transfers (to) and from other subaccounts	(101,360,727)	(774,763)	1,299,409	53,712,356
Transfers (to) and from fixed dollar contract	330,489	753,315	8,957,822	18,108,183
Withdrawals and surrenders	(1,671,215)	(2,919,788)	(8,601,511)	(3,178,013)
Surrender charges (note 2)	(2,462)	(10,974)	(217,024)	(105,784)
Annual contract charges (note 2)	(399,929)	(1,465,589)	(3,256,020)	(2,079,300)
Annuity and death benefit payments	(1,093,928)	(2,933,847)	(4,791,124)	(2,824,302)

Net equity transactions	(103,321,366)	(5,016,454)	24,703,905	109,996,162

Net change in contract owners’ equity	(91,243,342)	1,773,303	70,232,793	114,901,994
Contract owners’ equity:
Beginning of period	110,069,173	108,295,870	263,866,076	148,964,082

End of period	$18,825,831	$110,069,173	$334,098,869	$263,866,076

Change in units:
Beginning units	6,413,652	6,713,624	24,661,794	14,258,313

Units purchased	283,111	701,799	7,055,256	13,015,540
Units redeemed	(5,831,473)	(1,001,771)	(4,813,949)	(2,612,059)

Ending units	865,290	6,413,652	26,903,101	24,661,794

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2017 and 2016

	Ohio National Fund, Inc.
	ON Conservative Model Subaccount	ON Moderately Conservative Model Subaccount	ON Balanced Model Subaccount	ON Moderate Growth Model Subaccount	ON Growth Model Subaccount
	2017 (a)	2017 (a)	2017 (a)	2017 (a)	2017 (a)
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(1,112,118)	$(3,471,467)	$(15,952,546)	$(26,232,919)	$(5,416,903)
Reinvested capital gains	0	0	0	0	0
Realized gain (loss)	587,871	1,634,898	7,229,706	9,347,399	2,265,668
Unrealized gain (loss)	4,793,195	20,634,765	125,211,857	239,788,879	54,934,104

Net increase (decrease) in contract owners’ equity from operations	4,268,948	18,798,196	116,489,017	222,903,359	51,782,869

Equity transactions:
Contract purchase payments (note 1)	776,264	2,216,014	12,853,875	15,693,346	11,236,211
Extra credit fund deposit (note 1)	3,340	3,622	8,542	27,219	14,221
Transfers (to) and from other subaccounts	103,640,101	330,954,956	1,551,598,721	2,555,263,518	510,938,654
Transfers (to) and from fixed dollar contract	141,997	672,541	93,632	4,338,117	1,526,767
Withdrawals and surrenders	(4,240,886)	(12,899,669)	(60,725,829)	(70,249,880)	(14,497,293)
Surrender charges (note 2)	(5,729)	(24,883)	(68,780)	(98,287)	(6,673)
Annual contract charges (note 2)	(1,185,171)	(3,535,181)	(16,939,335)	(28,410,005)	(5,796,643)
Annuity and death benefit payments	(3,717,917)	(10,116,341)	(42,845,982)	(54,300,194)	(11,464,541)

Net equity transactions	95,411,999	307,271,059	1,443,974,844	2,422,263,834	491,950,703

Net change in contract owners’ equity	99,680,947	326,069,255	1,560,463,861	2,645,167,193	543,733,572
Contract owners’ equity:
Beginning of period	0	0	0	0	0

End of period	$99,680,947	$326,069,255	$1,560,463,861	$2,645,167,193	$543,733,572

Change in units:
Beginning units	0	0	0	0	0

Units purchased	11,587,661	35,381,771	161,201,994	262,880,569	53,772,675
Units redeemed	(2,027,246)	(4,560,381)	(15,328,219)	(20,946,080)	(4,500,620)

Ending units	9,560,415	30,821,390	145,873,775	241,934,489	49,272,055

(a)	Period from March 3, 2017, date of commencement of operations, to December 31, 2017.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2017 and 2016

	Fidelity® Variable Insurance Products Fund - Initial Class						Fidelity® Variable Insurance Products Fund - Service Class
	VIP Growth Subaccount		VIP Equity-Income Subaccount		VIP High Income Subaccount		Government Money Market Subaccount (note 4)
	2017	2016	2017	2016	2017	2016	2017	2016 (b)
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(10,548)	$(10,712)	$3,639	$8,041	$1,840	$1,936	$(988,155)	$(1,811,415)
Reinvested capital gains	68,900	86,519	17,770	49,550	0	0	0	0
Realized gain (loss)	31,757	32,537	2,393	(4,922)	(773)	(3,230)	101,862	(6,333)
Unrealized gain (loss)	184,919	(116,285)	71,016	68,186	1,466	7,266	0	0

Net increase (decrease) in contract owners’ equity from operations	275,028	(7,941)	94,818	120,855	2,533	5,972	(886,293)	(1,817,748)

Equity transactions:
Contract purchase payments (note 1)	1,618	1,386	3,420	3,780	0	0	14,435,667	11,317,644
Extra credit fund deposit (note 1)	0	0	0	0	0	0	61,837	1,510
Transfers (to) and from other subaccounts	(182)	(21,245)	0	0	0	0	(7,428,400)	182,115,723
Transfers (to) and from fixed dollar contract	(17,924)	0	(17,472)	0	0	0	(316,846)	(2,953,690)
Withdrawals and surrenders	(34,892)	(74,392)	(22,784)	(35,474)	(1,703)	(7,813)	(21,768,395)	(19,526,045)
Surrender charges (note 2)	(88)	(125)	(179)	(36)	(12)	(10)	(66,932)	(49,855)
Annual contract charges (note 2)	(744)	(821)	(413)	(439)	(87)	(102)	(1,527,991)	(1,719,703)
Annuity and death benefit payments	(12,702)	(6,581)	(3,836)	(3,899)	(1,084)	(1,075)	(6,419,784)	(9,370,849)

Net equity transactions	(64,914)	(101,778)	(41,264)	(36,068)	(2,886)	(9,000)	(23,030,844)	159,814,735

Net change in contract owners’ equity	210,114	(109,719)	53,554	84,787	(353)	(3,028)	(23,917,137)	157,996,987
Contract owners’ equity:
Beginning of period	833,239	942,958	841,235	756,448	46,482	49,510	157,996,987	0

End of period	$1,043,353	$833,239	$894,789	$841,235	$46,129	$46,482	$134,079,850	$157,996,987

Change in units:
Beginning units	27,792	31,297	28,035	29,370	2,450	2,952	14,214,571	0

Units purchased	45	51	110	140	0	0	7,025,578	24,115,144
Units redeemed	(1,751)	(3,556)	(1,388)	(1,475)	(147)	(502)	(9,100,594)	(9,900,573)

Ending units	26,086	27,792	26,757	28,035	2,303	2,450	12,139,555	14,214,571

(b)	Period from February 26, 2016, date of commencement of operations, to December 31, 2016.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2017 and 2016

	Fidelity® Variable Insurance Products Fund - Service Class 2
	VIP Mid Cap Subaccount		VIP Contrafund® Subaccount		VIP Growth Subaccount
	2017	2016	2017	2016	2017	2016
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(2,804,176)	$(4,625,498)	$(2,471,557)	$(3,172,548)	$(1,059,259)	$(907,303)
Reinvested capital gains	21,889,489	29,771,973	26,497,426	38,165,428	6,056,864	6,876,054
Realized gain (loss)	19,016,407	(1,126,744)	16,461,689	11,360,591	3,175,224	2,171,317
Unrealized gain (loss)	26,458,349	23,000,486	48,451,955	(18,310,750)	15,960,570	(8,800,954)

Net increase (decrease) in contract owners’ equity from operations	64,560,069	47,020,217	88,939,513	28,042,721	24,133,399	(660,886)

Equity transactions:
Contract purchase payments (note 1)	8,223,283	9,401,980	12,247,832	11,985,551	6,662,718	3,623,335
Extra credit fund deposit (note 1)	18,437	16,717	26,495	16,121	11,257	2,968
Transfers (to) and from other subaccounts	(195,115,196)	(18,920,560)	(15,325,447)	(34,729,154)	10,824,363	(3,583,249)
Transfers (to) and from fixed dollar contract	1,017,289	1,362,163	1,658,677	900,008	674,610	901,650
Withdrawals and surrenders	(14,947,022)	(15,088,607)	(22,642,000)	(15,139,314)	(3,419,927)	(2,524,688)
Surrender charges (note 2)	(29,416)	(43,551)	(23,517)	(39,504)	(10,765)	(13,574)
Annual contract charges (note 2)	(3,536,233)	(5,492,446)	(5,044,575)	(5,074,261)	(900,746)	(782,085)
Annuity and death benefit payments	(9,937,943)	(13,632,868)	(13,985,243)	(13,169,463)	(2,832,505)	(2,293,755)

Net equity transactions	(214,306,801)	(42,397,172)	(43,087,778)	(55,250,016)	11,009,005	(4,669,398)

Net change in contract owners’ equity	(149,746,732)	4,623,045	45,851,735	(27,207,295)	35,142,404	(5,330,284)
Contract owners’ equity:
Beginning of period	483,104,872	478,481,827	461,999,521	489,206,816	70,234,960	75,565,244

End of period	$333,358,140	$483,104,872	$507,851,256	$461,999,521	$105,377,364	$70,234,960

Change in units:
Beginning units	14,188,140	15,535,107	21,434,880	24,152,170	5,671,843	6,064,373

Units purchased	703,873	1,141,639	1,419,986	1,908,105	1,954,921	1,535,320
Units redeemed	(6,854,777)	(2,488,606)	(3,211,593)	(4,625,395)	(1,230,640)	(1,927,850)

Ending units	8,037,236	14,188,140	19,643,273	21,434,880	6,396,124	5,671,843

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2017 and 2016

	Fidelity® Variable Insurance Products Fund - Service Class 2
	VIP Equity-Income Subaccount		VIP Real Estate Subaccount		VIP Target Volatility Subaccount
	2017	2016	2017	2016	2017	2016
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$389,715	$1,726,673	$188,863	$(2,756)	$(259,898)	$(375,886)
Reinvested capital gains	3,941,694	9,973,571	8,921,093	1,522,340	16,580,903	1,323,854
Realized gain (loss)	2,137,026	(1,420,471)	7,159,218	5,854,166	2,576,093	(326,762)
Unrealized gain (loss)	13,306,602	13,362,542	(16,103,635)	(1,536,938)	14,183,147	7,679,276

Net increase (decrease) in contract owners’ equity from operations	19,775,037	23,642,315	165,539	5,836,812	33,080,245	8,300,482

Equity transactions:
Contract purchase payments (note 1)	5,130,956	3,573,940	1,761,047	2,968,103	29,925,603	29,695,209
Extra credit fund deposit (note 1)	5,912	6,757	5,985	9,528	11,220	23,950
Transfers (to) and from other subaccounts	(1,519,257)	17,592,104	(94,731,780)	(2,083,760)	17,014,509	(28,072,317)
Transfers (to) and from fixed dollar contract	241,417	95,394	589,671	(24,667)	5,497,273	11,779,289
Withdrawals and surrenders	(8,233,111)	(5,210,249)	(3,273,818)	(4,354,139)	(6,049,836)	(2,994,433)
Surrender charges (note 2)	(42,088)	(16,746)	(8,575)	(19,315)	(124,986)	(93,730)
Annual contract charges (note 2)	(2,139,382)	(1,856,896)	(752,751)	(1,878,470)	(2,582,565)	(2,224,629)
Annuity and death benefit payments	(6,350,964)	(5,597,551)	(1,936,639)	(4,376,308)	(4,113,272)	(2,840,876)

Net equity transactions	(12,906,517)	8,586,753	(98,346,860)	(9,759,028)	39,577,946	5,272,463

Net change in contract owners’ equity	6,868,520	32,229,068	(98,181,321)	(3,922,216)	72,658,191	13,572,945
Contract owners’ equity:
Beginning of period	182,701,927	150,472,859	147,961,498	151,883,714	209,661,388	196,088,443

End of period	$189,570,447	$182,701,927	$49,780,177	$147,961,498	$282,319,579	$209,661,388

Change in units:
Beginning units	8,987,344	8,612,556	9,259,897	9,912,352	17,563,573	17,024,776

Units purchased	1,194,853	1,922,475	696,279	1,521,478	5,660,007	5,019,999
Units redeemed	(1,802,549)	(1,547,687)	(6,912,659)	(2,173,933)	(2,620,685)	(4,481,202)

Ending units	8,379,648	8,987,344	3,043,517	9,259,897	20,602,895	17,563,573

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2017 and 2016

	Janus Aspen Series - Institutional Shares
	Janus Henderson Research Subaccount		Janus Henderson Overseas Subaccount		Janus Henderson Global Research Subaccount		Janus Henderson Balanced Subaccount
	2017	2016	2017	2016	2017	2016	2017	2016
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(37,318)	$(27,800)	$5,385	$41,071	$(7,460)	$(3,053)	$20,472	$55,270
Reinvested capital gains	34,951	232,875	0	37,109	0	0	10,609	82,904
Realized gain (loss)	94,241	1,790	(39,255)	(129,943)	81,751	51,977	281,482	99,690
Unrealized gain (loss)	783,959	(241,660)	338,065	(56,262)	341,718	(40,902)	497,602	(55,008)

Net increase (decrease) in contract owners’ equity from operations	875,833	(34,795)	304,195	(108,025)	416,009	8,022	810,165	182,856

Equity transactions:
Contract purchase payments (note 1)	1,226	7,164	72	377	5,996	9,757	6,075	7,354
Extra credit fund deposit (note 1)	6	30	3	15	0	12	0	18
Transfers (to) and from other subaccounts	(277,726)	(37,220)	(48,239)	(49,970)	(98,010)	(36,065)	19,343	181,631
Transfers (to) and from fixed dollar contract	(4,597)	(65,272)	0	(7,734)	0	(45,321)	(147,279)	(59,026)
Withdrawals and surrenders	(396,893)	(329,908)	(111,849)	(176,878)	(114,045)	(196,579)	(777,118)	(533,368)
Surrender charges (note 2)	(287)	(535)	(11)	(167)	(183)	(195)	(2,458)	(1,557)
Annual contract charges (note 2)	(8,276)	(9,085)	(4,710)	(4,552)	(3,319)	(3,510)	(7,113)	(7,833)
Annuity and death benefit payments	(50,322)	(72,507)	(30,590)	(25,033)	(56,142)	(31,189)	(405,600)	(239,608)

Net equity transactions	(736,869)	(507,333)	(195,324)	(263,942)	(265,703)	(303,090)	(1,314,150)	(652,389)

Net change in contract owners’ equity	138,964	(542,128)	108,871	(371,967)	150,306	(295,068)	(503,985)	(469,533)
Contract owners’ equity:
Beginning of period	3,620,003	4,162,131	1,069,251	1,441,218	1,749,408	2,044,476	5,358,814	5,828,347

End of period	$3,758,967	$3,620,003	$1,178,122	$1,069,251	$1,899,714	$1,749,408	$4,854,829	$5,358,814

Change in units:
Beginning units	201,361	229,642	53,941	67,073	126,176	148,239	190,919	213,639

Units purchased	822	843	630	2,644	1,216	1,628	4,124	11,337
Units redeemed	(36,551)	(29,124)	(8,582)	(15,776)	(17,337)	(23,691)	(46,935)	(34,057)

Ending units	165,632	201,361	45,989	53,941	110,055	126,176	148,108	190,919

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2017 and 2016

	Janus Aspen Series - Service Shares
	Janus Henderson Research Subaccount		Janus Henderson Global Research Subaccount		Janus Henderson Balanced Subaccount
	2017	2016	2017	2016	2017	2016
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(262,100)	$(235,229)	$(186,749)	$(101,964)	$388,310	$1,018,398
Reinvested capital gains	246,288	1,636,046	0	0	359,643	2,131,233
Realized gain (loss)	559,432	231,546	1,278,672	715,499	4,113,727	1,617,225
Unrealized gain (loss)	5,196,440	(1,914,737)	5,904,759	(513,436)	23,907,206	(675,664)

Net increase (decrease) in contract owners’ equity from operations	5,740,060	(282,374)	6,996,682	100,099	28,768,886	4,091,192

Equity transactions:
Contract purchase payments (note 1)	1,112,362	816,578	1,579,844	714,679	25,386,094	4,774,573
Extra credit fund deposit (note 1)	9,532	1,536	4,727	630	11,613	11,733
Transfers (to) and from other subaccounts	(282,875)	(3,245,191)	569,104	(1,739,905)	38,445,144	(9,879,316)
Transfers (to) and from fixed dollar contract	109,234	(24,590)	291,093	251,940	4,632,440	2,572,490
Withdrawals and surrenders	(1,295,861)	(1,277,171)	(2,071,881)	(2,142,487)	(8,929,461)	(5,431,008)
Surrender charges (note 2)	(3,004)	(7,321)	(12,594)	(3,882)	(19,408)	(10,744)
Annual contract charges (note 2)	(247,988)	(255,835)	(320,601)	(327,544)	(1,699,149)	(1,437,607)
Annuity and death benefit payments	(826,166)	(1,051,016)	(978,825)	(973,596)	(5,453,730)	(5,843,933)

Net equity transactions	(1,424,766)	(5,043,010)	(939,133)	(4,220,165)	52,373,543	(15,243,812)

Net change in contract owners’ equity	4,315,294	(5,325,384)	6,057,549	(4,120,066)	81,142,429	(11,152,620)
Contract owners’ equity:
Beginning of period	22,656,674	27,982,058	28,797,441	32,917,507	153,808,810	164,961,430

End of period	$26,971,968	$22,656,674	$34,854,990	$28,797,441	$234,951,239	$153,808,810

Change in units:
Beginning units	2,085,212	2,561,539	3,404,625	3,928,438	7,663,303	8,467,870

Units purchased	176,653	181,486	456,258	472,616	4,281,444	1,416,375
Units redeemed	(295,705)	(657,813)	(602,141)	(996,429)	(1,609,897)	(2,220,942)

Ending units	1,966,160	2,085,212	3,258,742	3,404,625	10,334,850	7,663,303

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2017 and 2016

	Janus Aspen Series - Service Shares
	Janus Henderson Overseas Subaccount		Janus Henderson U.S. Low Volatility Subaccount		Janus Henderson Flexible Bond Subaccount
	2017	2016	2017	2016	2017	2016
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$454,186	$5,116,993	$345,798	$1,458,420	$407,858	$332,895
Reinvested capital gains	0	4,923,355	0	11,615,471	0	0
Realized gain (loss)	(9,245,446)	(22,057,844)	18,651,591	15,302,495	(46,824)	6,294
Unrealized gain (loss)	48,188,512	(1,731,830)	113,963,792	30,896,371	265,355	(389,611)

Net increase (decrease) in contract owners’ equity from operations	39,397,252	(13,749,326)	132,961,181	59,272,757	626,389	(50,422)

Equity transactions:
Contract purchase payments (note 1)	2,865,902	1,948,279	70,216,192	107,257,328	2,017,929	3,998,056
Extra credit fund deposit (note 1)	9,031	10,041	50,340	53,637	39	1,456
Transfers (to) and from other subaccounts	(8,202,780)	(9,866,765)	13,720,777	83,121,220	2,970,385	12,571,410
Transfers (to) and from fixed dollar contract	565,831	315,637	19,555,588	38,233,800	733,742	(159,589)
Withdrawals and surrenders	(6,041,355)	(5,496,837)	(27,169,808)	(13,339,977)	(1,199,418)	(1,026,125)
Surrender charges (note 2)	(5,481)	(15,332)	(388,127)	(319,644)	(5,108)	(5,374)
Annual contract charges (note 2)	(1,967,627)	(1,963,195)	(11,328,766)	(8,671,964)	(344,482)	(235,582)
Annuity and death benefit payments	(6,118,233)	(5,535,914)	(15,944,206)	(10,549,472)	(674,572)	(476,342)

Net equity transactions	(18,894,712)	(20,604,086)	48,711,990	195,784,928	3,498,515	14,667,910

Net change in contract owners’ equity	20,502,540	(34,353,412)	181,673,171	255,057,685	4,124,904	14,617,488
Contract owners’ equity:
Beginning of period	142,661,514	177,014,926	923,065,381	668,007,696	27,889,934	13,272,446

End of period	$163,164,054	$142,661,514	$1,104,738,552	$923,065,381	$32,014,838	$27,889,934

Change in units:
Beginning units	14,238,924	16,314,531	58,730,333	46,025,825	2,820,278	1,355,569

Units purchased	1,269,510	2,243,474	10,452,804	21,431,591	1,091,935	2,487,163
Units redeemed	(2,888,972)	(4,319,081)	(7,488,192)	(8,727,083)	(740,777)	(1,022,454)

Ending units	12,619,462	14,238,924	61,694,945	58,730,333	3,171,436	2,820,278

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2017 and 2016

	Legg Mason Partners Variable Equity Trust - Class I						Legg Mason Partners Variable Income Trust - Class II
	ClearBridge Variable Dividend Strategy Subaccount		ClearBridge Variable Large Cap Value Subaccount		QS Legg Mason Dynamic Multi-Strategy VIT Subaccount		Western Asset Core Plus VIT Subaccount
	2017	2016	2017	2016	2017	2016	2017	2016
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$99,452	$284,683	$147,242	$232,083	$1,499,662	$(5,735,181)	$(14,352)	$5,519,127
Reinvested capital gains	0	0	2,660,743	1,571,077	0	33,091,495	0	0
Realized gain (loss)	2,450,459	781,843	1,331,553	(226,639)	5,378,529	(22,701,298)	(10,015,482)	7,422,795
Unrealized gain (loss)	6,047,729	2,933,345	6,834,366	6,842,726	158,854,582	(28,987,526)	14,668,223	(9,642,934)

Net increase (decrease) in contract owners’ equity from operations	8,597,640	3,999,871	10,973,904	8,419,247	165,732,773	(24,332,510)	4,638,389	3,298,988

Equity transactions:
Contract purchase payments (note 1)	2,954,030	3,205,694	3,446,239	1,845,908	33,965,030	123,729,096	4,046,755	6,069,274
Extra credit fund deposit (note 1)	12,101	7,183	4,196	950	47,861	58,288	4,178	6,700
Transfers (to) and from other subaccounts	(2,470,419)	15,945,127	6,549,692	665,258	(114,434,170)	(384,386,869)	(456,264,575)	195,871,680
Transfers (to) and from fixed dollar contract	611,938	547,221	447,056	637,124	11,974,641	54,970,088	1,598,066	2,307,277
Withdrawals and surrenders	(2,177,612)	(1,194,072)	(2,987,911)	(2,110,819)	(41,835,093)	(28,294,878)	(5,385,148)	(12,829,451)
Surrender charges (note 2)	(38,542)	(8,026)	(8,655)	(7,906)	(702,128)	(618,761)	(14,580)	(33,222)
Annual contract charges (note 2)	(535,920)	(336,620)	(821,062)	(745,481)	(16,734,859)	(19,722,661)	(1,542,393)	(4,844,495)
Annuity and death benefit payments	(1,415,926)	(875,237)	(2,226,090)	(2,154,811)	(22,031,649)	(26,272,766)	(3,892,811)	(12,654,032)

Net equity transactions	(3,060,350)	17,291,270	4,403,465	(1,869,777)	(149,750,367)	(280,538,463)	(461,450,508)	173,893,731

Net change in contract owners’ equity	5,537,290	21,291,141	15,377,369	6,549,470	15,982,406	(304,870,973)	(456,812,119)	177,192,719
Contract owners’ equity:
Beginning of period	48,082,291	26,791,150	77,901,711	71,352,241	1,396,818,055	1,701,689,028	502,303,801	325,111,082

End of period	$53,619,581	$48,082,291	$93,279,080	$77,901,711	$1,412,800,461	$1,396,818,055	$45,491,682	$502,303,801

Change in units:
Beginning units	2,264,364	1,429,575	3,141,208	3,221,078	114,673,244	137,453,060	50,186,900	33,406,178

Units purchased	553,544	1,208,524	713,336	643,217	6,745,962	25,916,770	3,788,701	35,255,002
Units redeemed	(674,943)	(373,735)	(536,865)	(723,087)	(18,383,777)	(48,696,586)	(49,621,653)	(18,474,280)

Ending units	2,142,965	2,264,364	3,317,679	3,141,208	103,035,429	114,673,244	4,353,948	50,186,900

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2017 and 2016

	Wells Fargo Variable Trust
	Opportunity Subaccount		Small Cap Value Subaccount	Discovery Subaccount
	2017	2016	2016 (c)	2017	2016
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(25,454)	$21,683	$(614)	$(44,696)	$(42,265)
Reinvested capital gains	277,862	309,385	0	185,047	237,217
Realized gain (loss)	39,722	48,135	10,121	191,464	137,226
Unrealized gain (loss)	295,551	(58,217)	3,177	508,788	(149,816)

Net increase (decrease) in contract owners’ equity from operations	587,681	320,986	12,684	840,603	182,362

Equity transactions:
Contract purchase payments (note 1)	0	5,273	0	0	0
Extra credit fund deposit (note 1)	0	0	0	0	0
Transfers (to) and from other subaccounts	0	0	(246,725)	(138,664)	(54,770)
Transfers (to) and from fixed dollar contract	(3,223)	0	(30,293)	(2,348)	(20,408)
Withdrawals and surrenders	(109,821)	(205,489)	(2,438)	(259,741)	(234,134)
Surrender charges (note 2)	(63)	(431)	0	(126)	(122)
Annual contract charges (note 2)	(3,953)	(4,247)	(179)	(5,294)	(5,758)
Annuity and death benefit payments	(56,130)	(53,862)	(94)	(71,864)	(102,265)

Net equity transactions	(173,190)	(258,756)	(279,729)	(478,037)	(417,457)

Net change in contract owners’ equity	414,491	62,230	(267,045)	362,566	(235,095)
Contract owners’ equity:
Beginning of period	3,220,889	3,158,659	267,045	3,231,383	3,466,478

End of period	$3,635,380	$3,220,889	$0	$3,593,949	$3,231,383

Change in units:
Beginning units	108,233	117,852	16,828	110,575	126,346

Units purchased	0	0	0	0	2
Units redeemed	(5,386)	(9,619)	(16,828)	(14,177)	(15,773)

Ending units	102,847	108,233	0	96,398	110,575

(c)	Period from January 1, 2016 to April 29, 2016, the date of the Subaccount’s liquidation.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2017 and 2016

	Morgan Stanley Variable Insurance Fund, Inc. - Class I
	VIF Core Plus Fixed Income Subaccount		VIF U.S. Real Estate Subaccount
	2017	2016	2017	2016
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$14,101	$7,716	$5,559	$1,403
Reinvested capital gains	0	0	0	0
Realized gain (loss)	8,196	14,216	70,986	114,663
Unrealized gain (loss)	14,214	37,298	(41,518)	(5,221)

Net increase (decrease) in contract owners’ equity from operations	36,511	59,230	35,027	110,845

Equity transactions:
Contract purchase payments (note 1)	866	22,362	31,988	10,941
Extra credit fund deposit (note 1)	0	26	960	0
Transfers (to) and from other subaccounts	(65,079)	36,408	59,950	(35,448)
Transfers (to) and from fixed dollar contract	(5,963)	(7,013)	4,446	(10,340)
Withdrawals and surrenders	(83,883)	(410,973)	(137,576)	(267,929)
Surrender charges (note 2)	(18)	(10)	(458)	(946)
Annual contract charges (note 2)	(2,077)	(2,200)	(4,813)	(5,389)
Annuity and death benefit payments	(19,205)	(31,843)	(49,302)	(37,955)

Net equity transactions	(175,359)	(393,243)	(94,805)	(347,066)

Net change in contract owners’ equity	(138,848)	(334,013)	(59,778)	(236,221)
Contract owners’ equity:
Beginning of period	788,641	1,122,654	2,010,431	2,246,652

End of period	$649,793	$788,641	$1,950,653	$2,010,431

Change in units:
Beginning units	42,297	65,049	41,427	49,153

Units purchased	692	4,640	3,321	1,103
Units redeemed	(9,901)	(27,392)	(4,923)	(8,829)

Ending units	33,088	42,297	39,825	41,427

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2017 and 2016

	Morgan Stanley Variable Insurance Fund, Inc. - Class II
	VIF Core Plus Fixed Income Subaccount		VIF U.S. Real Estate Subaccount		VIF Growth Subaccount
	2017	2016	2017	2016	2017	2016
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$1,364,795	$302,889	$(17,349)	$(238,283)	$(712,611)	$(560,590)
Reinvested capital gains	0	0	0	0	4,619,209	7,232,177
Realized gain (loss)	548,704	328,187	3,923,399	7,397,032	765,536	(949,576)
Unrealized gain (loss)	1,891,608	3,116,927	(2,349,035)	(1,941,442)	12,863,937	(6,975,020)

Net increase (decrease) in contract owners’ equity from operations	3,805,107	3,748,003	1,557,015	5,217,307	17,536,071	(1,253,009)

Equity transactions:
Contract purchase payments (note 1)	2,351,941	2,144,126	1,600,700	2,369,173	3,687,382	986,882
Extra credit fund deposit (note 1)	10,180	2,895	2,188	6,206	18,329	3,218
Transfers (to) and from other subaccounts	8,313,240	1,395,619	4,704,047	(7,864,938)	14,841,836	(1,063,552)
Transfers (to) and from fixed dollar contract	716,455	733,463	62,416	111,334	709,700	80,594
Withdrawals and surrenders	(3,655,651)	(4,440,937)	(3,955,719)	(3,684,509)	(1,626,952)	(1,420,944)
Surrender charges (note 2)	(10,844)	(16,235)	(2,283)	(7,931)	(4,596)	(5,863)
Annual contract charges (note 2)	(1,101,424)	(1,159,729)	(966,591)	(1,062,082)	(622,769)	(540,461)
Annuity and death benefit payments	(2,427,055)	(2,465,192)	(3,423,391)	(3,706,334)	(1,584,199)	(1,180,631)

Net equity transactions	4,196,842	(3,805,990)	(1,978,633)	(13,839,081)	15,418,731	(3,140,757)

Net change in contract owners’ equity	8,001,949	(57,987)	(421,618)	(8,621,774)	32,954,802	(4,393,766)
Contract owners’ equity:
Beginning of period	83,744,799	83,802,786	101,682,856	110,304,630	40,441,976	44,835,742

End of period	$91,746,748	$83,744,799	$101,261,238	$101,682,856	$73,396,778	$40,441,976

Change in units:
Beginning units	5,541,031	5,786,277	3,002,500	3,414,643	1,886,558	2,027,167

Units purchased	1,397,588	1,792,979	369,777	333,134	969,867	587,453
Units redeemed	(1,119,960)	(2,038,225)	(426,881)	(745,277)	(429,166)	(728,062)

Ending units	5,818,659	5,541,031	2,945,396	3,002,500	2,427,259	1,886,558

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2017 and 2016

	Goldman Sachs Variable Insurance Trust - Institutional Shares
	Large Cap Value Subaccount		U.S. Equity Insights Subaccount		Strategic Growth Subaccount
	2017	2016	2017	2016	2017	2016
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$230,126	$1,007,350	$8,841	$4,706	$(75,513)	$(58,448)
Reinvested capital gains	17,164,590	1,525,620	3,050,642	968,442	422,218	896
Realized gain (loss)	(655,728)	(6,065,871)	1,704,457	1,055,621	455,281	343,312
Unrealized gain (loss)	(6,586,344)	18,813,199	1,130,572	394,145	1,632,759	(252,042)

Net increase (decrease) in contract owners’ equity from operations	10,152,644	15,280,298	5,894,512	2,422,914	2,434,745	33,718

Equity transactions:
Contract purchase payments (note 1)	465,210	1,154,592	141,643	199,286	109,002	100,895
Extra credit fund deposit (note 1)	1,490	5,402	719	132	1,893	584
Transfers (to) and from other subaccounts	(52,229,565)	(30,477,665)	(1,554,405)	231,275	(238,391)	304,440
Transfers (to) and from fixed dollar contract	263,401	249,091	(61,756)	(56,241)	(18,316)	(62,191)
Withdrawals and surrenders	(4,885,804)	(5,717,520)	(1,256,997)	(981,611)	(440,727)	(492,214)
Surrender charges (note 2)	(4,711)	(5,064)	(358)	(1,104)	(321)	(1,245)
Annual contract charges (note 2)	(1,379,869)	(2,241,693)	(283,905)	(275,341)	(97,802)	(93,260)
Annuity and death benefit payments	(5,739,487)	(8,040,920)	(1,278,369)	(1,179,189)	(446,601)	(444,328)

Net equity transactions	(63,509,335)	(45,073,777)	(4,293,428)	(2,062,793)	(1,131,263)	(687,319)

Net change in contract owners’ equity	(53,356,691)	(29,793,479)	1,601,084	360,121	1,303,482	(653,601)
Contract owners’ equity:
Beginning of period	152,905,503	182,698,982	28,308,799	27,948,678	8,781,791	9,435,392

End of period	$99,548,812	$152,905,503	$29,909,883	$28,308,799	$10,085,273	$8,781,791

Change in units:
Beginning units	9,242,741	12,170,000	1,421,582	1,535,472	450,884	488,893

Units purchased	298,377	534,233	79,659	135,780	30,556	87,782
Units redeemed	(3,991,056)	(3,461,492)	(275,986)	(249,670)	(79,780)	(125,791)

Ending units	5,550,062	9,242,741	1,225,255	1,421,582	401,660	450,884

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2017 and 2016

	Goldman Sachs Variable Insurance Trust - Service Shares
	Large Cap Value Subaccount		U.S. Equity Insights Subaccount		Strategic Growth Subaccount		Global Trends Allocation Subaccount
	2017	2016	2017	2016	2017	2016	2017	2016
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(372,923)	$447,846	$20,699	$(46,816)	$(226,261)	$(174,345)	$(1,529,518)	$(1,763,851)
Reinvested capital gains	9,038,321	2,240,567	2,339,559	496,175	1,092,845	1,929	4,011,329	0
Realized gain (loss)	6,727,782	(7,091,608)	514,696	287,437	599,087	117,829	1,258,823	(1,235,730)
Unrealized gain (loss)	(4,133,447)	28,399,158	729,970	660,539	4,102,068	173,169	12,837,248	7,399,896

Net increase (decrease) in contract owners’ equity from operations	11,259,733	23,995,963	3,604,924	1,397,335	5,567,739	118,582	16,577,882	4,400,315

Equity transactions:
Contract purchase payments (note 1)	2,288,293	4,527,881	514,296	796,188	1,321,075	943,498	10,846,263	12,820,523
Extra credit fund deposit (note 1)	5,678	6,600	310	9	7,585	311	4,527	16,629
Transfers (to) and from other subaccounts	(179,923,159)	(96,735,312)	6,076,213	(3,183,639)	433,081	(375,765)	(1,540,227)	(40,094,511)
Transfers (to) and from fixed dollar contract	658,545	1,837,684	252,238	13,227	343,660	201,080	2,355,689	5,652,217
Withdrawals and surrenders	(3,648,344)	(8,405,926)	(655,492)	(423,618)	(327,402)	(424,025)	(4,564,313)	(2,722,879)
Surrender charges (note 2)	(8,162)	(40,852)	(4,155)	(7,289)	(291)	(6,889)	(69,871)	(75,084)
Annual contract charges (note 2)	(855,861)	(3,694,935)	(180,475)	(151,996)	(248,042)	(214,962)	(1,751,636)	(1,903,140)
Annuity and death benefit payments	(2,050,436)	(6,846,283)	(427,363)	(400,469)	(467,579)	(368,668)	(2,559,013)	(2,584,296)

Net equity transactions	(183,533,446)	(109,351,143)	5,575,572	(3,357,587)	1,062,087	(245,420)	2,721,419	(28,890,541)

Net change in contract owners’ equity	(172,273,713)	(85,355,180)	9,180,496	(1,960,252)	6,629,826	(126,838)	19,299,301	(24,490,226)
Contract owners’ equity:
Beginning of period	224,804,275	310,159,455	13,938,477	15,898,729	18,966,305	19,093,143	142,555,732	167,045,958

End of period	$52,530,562	$224,804,275	$23,118,973	$13,938,477	$25,596,131	$18,966,305	$161,855,033	$142,555,732

Change in units:
Beginning units	16,017,687	24,338,160	810,995	1,013,790	1,148,929	1,180,719	12,686,875	15,304,897

Units purchased	578,789	1,636,923	522,050	303,112	239,948	300,564	1,778,870	2,535,204
Units redeemed	(13,133,809)	(9,957,396)	(228,368)	(505,907)	(180,712)	(332,354)	(1,566,437)	(5,153,226)

Ending units	3,462,667	16,017,687	1,104,677	810,995	1,208,165	1,148,929	12,899,308	12,686,875

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2017 and 2016

	Lazard Retirement Series, Inc. - Service Shares
	Emerging Markets Equity Subaccount		U.S. Small-Mid Cap Equity Subaccount		U.S. Strategic Equity Subaccount		International Equity Subaccount
	2017	2016	2017	2016	2017	2016	2017	2016
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$635,452	$(899,332)	$(389,692)	$(507,847)	$19,157	$(65,509)	$432,405	$340,914
Reinvested capital gains	0	0	3,963,655	2,218,645	182,043	54,859	29,684,854	1,345,392
Realized gain (loss)	13,294,441	(10,437,249)	(145,527)	(1,060,402)	128,545	(32,311)	43,116,400	5,619,480
Unrealized gain (loss)	51,486,123	73,398,904	1,540,873	4,891,996	567,343	435,941	(29,856,157)	(41,629,851)

Net increase (decrease) in contract owners’ equity from operations	65,416,016	62,062,323	4,969,309	5,542,392	897,088	392,980	43,377,502	(34,324,065)

Equity transactions:
Contract purchase payments (note 1)	5,451,081	6,169,661	912,396	1,025,284	380,553	107,998	5,997,526	9,736,745
Extra credit fund deposit (note 1)	11,387	13,712	545	839	884	15	9,015	14,592
Transfers (to) and from other subaccounts	(173,898,362)	(32,214,916)	(3,594,893)	1,516,408	(10,611)	(1,114,215)	(478,083,423)	36,992,154
Transfers (to) and from fixed dollar contract	864,123	1,022,034	174,653	(49,126)	14,541	(99,875)	520,539	2,859,802
Withdrawals and surrenders	(8,101,163)	(9,652,793)	(2,137,463)	(1,789,512)	(240,954)	(287,094)	(9,200,809)	(15,977,600)
Surrender charges (note 2)	(13,673)	(28,330)	(1,955)	(2,063)	(1,314)	(2,680)	(11,877)	(55,122)
Annual contract charges (note 2)	(2,802,895)	(4,509,122)	(375,444)	(353,138)	(65,045)	(63,343)	(2,495,560)	(7,870,243)
Annuity and death benefit payments	(7,370,358)	(10,153,167)	(1,356,298)	(1,498,882)	(140,161)	(108,880)	(6,438,764)	(18,002,293)

Net equity transactions	(185,859,860)	(49,352,921)	(6,378,459)	(1,150,190)	(62,107)	(1,568,074)	(489,703,353)	7,698,035

Net change in contract owners’ equity	(120,443,844)	12,709,402	(1,409,150)	4,392,202	834,981	(1,175,094)	(446,325,851)	(26,626,030)
Contract owners’ equity:
Beginning of period	349,531,809	336,822,407	44,542,189	40,149,987	5,450,456	6,625,550	586,212,315	612,838,345

End of period	$229,087,965	$349,531,809	$43,133,039	$44,542,189	$6,285,437	$5,450,456	$139,886,464	$586,212,315

Change in units:
Beginning units	13,583,849	15,638,722	1,436,732	1,485,074	309,971	405,875	42,375,023	41,863,370

Units purchased	1,188,835	1,480,485	80,308	184,545	40,957	28,082	3,667,727	5,124,381
Units redeemed	(8,001,588)	(3,535,358)	(277,656)	(232,887)	(44,145)	(123,986)	(37,654,374)	(4,612,728)

Ending units	6,771,096	13,583,849	1,239,384	1,436,732	306,783	309,971	8,388,376	42,375,023

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2017 and 2016

	Lazard Retirement Series, Inc. - Service Shares		The Prudential Series Fund, Inc. - Class II
	Global Dynamic Multi Asset Subaccount		Jennison 20/20 Focus Subaccount		Jennison Subaccount
	2017	2016	2017	2016	2017	2016
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(3,959,681)	$(2,346,721)	$(1,474,135)	$(1,450,796)	$(477,096)	$(406,942)
Reinvested capital gains	17,943,537	784,953	0	0	0	0
Realized gain (loss)	4,040,400	(233,069)	9,808,301	7,247,187	1,925,466	1,497,883
Unrealized gain (loss)	32,489,909	5,247,323	19,701,985	(6,217,404)	9,357,159	(2,143,053)

Net increase (decrease) in contract owners’ equity from operations	50,514,165	3,452,486	28,036,151	(421,013)	10,805,529	(1,052,112)

Equity transactions:
Contract purchase payments (note 1)	27,317,738	25,879,272	1,459,634	1,928,782	1,192,005	1,360,134
Extra credit fund deposit (note 1)	18,206	14,898	1,846	3,582	9,499	2,107
Transfers (to) and from other subaccounts	16,888,876	42,028,180	(10,228,511)	(8,155,187)	6,707,047	(2,833,754)
Transfers (to) and from fixed dollar contract	6,295,861	9,577,903	253,036	(384,287)	475,042	89,225
Withdrawals and surrenders	(8,968,515)	(3,895,104)	(4,287,888)	(3,033,362)	(773,990)	(773,087)
Surrender charges (note 2)	(142,463)	(127,269)	(4,000)	(7,793)	(639)	(4,498)
Annual contract charges (note 2)	(3,324,545)	(2,530,382)	(1,282,161)	(1,289,302)	(400,300)	(361,749)
Annuity and death benefit payments	(4,685,978)	(2,752,454)	(5,977,715)	(3,585,249)	(1,253,265)	(996,341)

Net equity transactions	33,399,180	68,195,044	(20,065,759)	(14,522,816)	5,955,399	(3,517,963)

Net change in contract owners’ equity	83,913,345	71,647,530	7,970,392	(14,943,829)	16,760,928	(4,570,075)
Contract owners’ equity:
Beginning of period	258,365,619	186,718,089	108,602,579	123,546,408	31,395,964	35,966,039

End of period	$342,278,964	$258,365,619	$116,572,971	$108,602,579	$48,156,892	$31,395,964

Change in units:
Beginning units	20,627,395	15,198,498	5,030,547	5,720,744	2,179,833	2,447,299

Units purchased	5,761,420	8,040,317	127,737	427,252	743,853	518,725
Units redeemed	(3,404,690)	(2,611,420)	(927,988)	(1,117,449)	(403,354)	(786,191)

Ending units	22,984,125	20,627,395	4,230,296	5,030,547	2,520,332	2,179,833

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2017 and 2016

	J.P. Morgan Insurance Trust - Class I
	Small Cap Core Subaccount		Mid Cap Value Subaccount
	2017	2016	2017	2016
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(744,394)	$(355,297)	$(1,233,995)	$(970,060)
Reinvested capital gains	541,510	3,721,874	11,953,610	11,635,711
Realized gain (loss)	1,968,086	(239,938)	11,155,955	8,869,204
Unrealized gain (loss)	8,258,151	6,712,633	8,740,629	8,569,823

Net increase (decrease) in contract owners’ equity from operations	10,023,353	9,839,272	30,616,199	28,104,678

Equity transactions:
Contract purchase payments (note 1)	2,429,587	1,376,590	5,906,531	5,824,142
Extra credit fund deposit (note 1)	4,355	1,769	9,680	5,552
Transfers (to) and from other subaccounts	10,157,776	18,198,778	(4,661,049)	15,636,998
Transfers (to) and from fixed dollar contract	197,520	570,196	512,812	248,997
Withdrawals and surrenders	(2,433,350)	(1,066,470)	(11,807,075)	(7,561,307)
Surrender charges (note 2)	(5,113)	(1,162)	(35,801)	(16,315)
Annual contract charges (note 2)	(789,833)	(484,996)	(2,754,212)	(2,483,835)
Annuity and death benefit payments	(2,114,183)	(1,464,013)	(7,297,207)	(6,890,114)

Net equity transactions	7,446,759	17,130,692	(20,126,321)	4,764,118

Net change in contract owners’ equity	17,470,112	26,969,964	10,489,878	32,868,796
Contract owners’ equity:
Beginning of period	65,335,789	38,365,825	256,282,030	223,413,234

End of period	$82,805,901	$65,335,789	$266,771,908	$256,282,030

Change in units:
Beginning units	2,604,101	1,805,490	6,567,762	6,430,115

Units purchased	860,566	1,264,831	704,381	1,231,322
Units redeemed	(563,703)	(466,220)	(1,147,184)	(1,093,675)

Ending units	2,900,964	2,604,101	6,124,959	6,567,762

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2017 and 2016

	AB Variable Product Series Fund, Inc. - Class B
	VPS Growth & Income Subaccount		VPS Small Cap Growth Subaccount		VPS Dynamic Asset Allocation Subaccount		VPS Global Risk Allocation- Moderate Subaccount
	2017	2016	2017	2016	2017	2016	2017	2016
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$1,744	$(1,015)	$(32,257)	$(1,968)	$1,302,283	$(1,936,680)	$(874,553)	$(661,502)
Reinvested capital gains	225,280	26,948	0	25,209	0	56,851	446,651	0
Realized gain (loss)	32,857	1,371	54,092	859	4,092,596	1,696,385	1,194,724	81,194
Unrealized gain (loss)	199,010	38,681	713,424	(11,525)	29,165,172	4,573,171	7,579,681	2,922,255

Net increase (decrease) in contract owners’ equity from operations	458,891	65,985	735,259	12,575	34,560,051	4,389,727	8,346,503	2,341,947

Equity transactions:
Contract purchase payments (note 1)	1,988,992	401,290	777,672	223,751	8,597,035	8,621,439	12,192,928	17,764,397
Extra credit fund deposit (note 1)	0	0	0	405	4,916	14,965	4,710	10,377
Transfers (to) and from other subaccounts	887,907	522,499	4,926,465	681,936	(7,992,179)	24,826,633	(46,534)	3,026,977
Transfers (to) and from fixed dollar contract	430,595	102,439	103,311	3,354	1,523,178	4,102,534	3,774,902	6,367,751
Withdrawals and surrenders	(110,242)	(17,033)	(84,007)	0	(9,030,755)	(5,883,174)	(2,319,326)	(1,133,139)
Surrender charges (note 2)	(495)	0	(83)	0	(106,077)	(111,372)	(45,840)	(29,001)
Annual contract charges (note 2)	(15,155)	(1,803)	(17,135)	(120)	(3,672,398)	(3,359,385)	(926,473)	(648,565)
Annuity and death benefit payments	(53,945)	(2,827)	(50,560)	(598)	(6,069,269)	(4,662,619)	(1,688,405)	(962,772)

Net equity transactions	3,127,657	1,004,565	5,655,663	908,728	(16,745,549)	23,549,021	10,945,962	24,396,025

Net change in contract owners’ equity	3,586,548	1,070,550	6,390,922	921,303	17,814,502	27,938,748	19,292,465	26,737,972
Contract owners’ equity:
Beginning of period	1,173,466	102,916	963,472	42,169	277,121,400	249,182,652	77,472,722	50,734,750

End of period	$4,760,014	$1,173,466	$7,354,394	$963,472	$294,935,902	$277,121,400	$96,765,187	$77,472,722

Change in units:
Beginning units	64,836	5,867	41,134	1,662	23,724,622	21,770,431	8,054,414	5,425,154

Units purchased	187,574	60,719	216,580	39,989	1,612,698	5,658,487	2,549,117	3,568,117
Units redeemed	(32,211)	(1,750)	(35,801)	(517)	(2,965,266)	(3,704,296)	(1,458,023)	(938,857)

Ending units	220,199	64,836	221,913	41,134	22,372,054	23,724,622	9,145,508	8,054,414

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2017 and 2016

	MFS® Variable Insurance Trust - Service Class						MFS® Variable Insurance Trust II - Service Class
	New Discovery Subaccount		Mid Cap Growth Subaccount		Total Return Subaccount		Massachusetts Investors Growth Stock Subaccount
	2017	2016	2017	2016	2017	2016	2017	2016
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(242,751)	$(215,108)	$(661,145)	$(519,068)	$1,120,609	$958,705	$(187,806)	$(164,536)
Reinvested capital gains	402,177	810,831	3,191,362	3,333,903	3,041,632	2,183,916	1,171,857	2,134,163
Realized gain (loss)	91,081	(663,244)	1,121,443	400,951	1,407,079	1,126,529	24,839	(360,642)
Unrealized gain (loss)	4,060,409	1,239,237	7,632,581	(2,009,759)	4,416,057	482,527	4,080,098	(876,809)

Net increase (decrease) in contract owners’ equity from operations	4,310,916	1,171,716	11,284,241	1,206,027	9,985,377	4,751,677	5,088,988	732,176

Equity transactions:
Contract purchase payments (note 1)	277,577	372,072	1,605,278	935,223	16,985,090	3,165,735	1,135,026	1,151,246
Extra credit fund deposit (note 1)	942	964	1,042	919	529	4,588	6,663	240
Transfers (to) and from other subaccounts	(24,550)	(462,440)	1,669,731	6,412,659	44,517,228	7,577,749	965,155	717,370
Transfers (to) and from fixed dollar contract	54,081	(247,775)	94,988	33,262	1,812,043	410,495	496,743	310,603
Withdrawals and surrenders	(671,465)	(557,398)	(1,886,392)	(1,028,905)	(4,698,908)	(2,218,697)	(695,874)	(984,059)
Surrender charges (note 2)	(1,477)	(1,376)	(1,824)	(6,233)	(6,324)	(11,616)	(2,281)	(11,723)
Annual contract charges (note 2)	(217,768)	(201,075)	(592,043)	(509,487)	(883,429)	(559,621)	(189,913)	(175,991)
Annuity and death benefit payments	(551,053)	(506,052)	(1,428,375)	(1,213,950)	(3,575,641)	(2,877,367)	(600,141)	(493,341)

Net equity transactions	(1,133,713)	(1,603,080)	(537,595)	4,623,488	54,150,588	5,491,266	1,115,378	514,345

Net change in contract owners’ equity	3,177,203	(431,364)	10,746,646	5,829,515	64,135,965	10,242,943	6,204,366	1,246,521
Contract owners’ equity:
Beginning of period	18,128,390	18,559,754	45,095,165	39,265,650	69,963,057	59,720,114	18,852,901	17,606,380

End of period	$21,305,593	$18,128,390	$55,841,811	$45,095,165	$134,099,022	$69,963,057	$25,057,267	$18,852,901

Change in units:
Beginning units	811,565	891,297	3,040,977	2,730,898	3,653,143	3,351,221	1,850,444	1,805,444

Units purchased	86,535	113,891	519,883	875,358	3,508,920	822,511	333,695	439,070
Units redeemed	(134,364)	(193,623)	(554,424)	(565,279)	(671,390)	(520,589)	(239,711)	(394,070)

Ending units	763,736	811,565	3,006,436	3,040,977	6,490,673	3,653,143	1,944,428	1,850,444

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2017 and 2016

	PIMCO Variable Insurance Trust - Administrative Shares
	Real Return Subaccount		Total Return Subaccount		Global Bond Subaccount
	2017	2016	2017	2016	2017	2016
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$2,380,873	$4,608,168	$3,972,253	$6,695,579	$543,184	$197,572
Reinvested capital gains	0	0	0	0	0	0
Realized gain (loss)	(17,699,144)	(8,351,109)	(10,706,729)	(7,607,289)	(939,658)	(1,786,504)
Unrealized gain (loss)	21,585,943	21,863,977	25,158,982	15,015,449	5,738,709	3,786,408

Net increase (decrease) in contract owners’ equity from operations	6,267,672	18,121,036	18,424,506	14,103,739	5,342,235	2,197,476

Equity transactions:
Contract purchase payments (note 1)	4,247,244	7,167,345	10,213,878	13,888,642	1,867,893	1,156,684
Extra credit fund deposit (note 1)	21,626	13,501	17,765	21,058	11,122	1,814
Transfers (to) and from other subaccounts	(230,523,574)	(3,592,802)	(226,474,707)	(72,698,005)	603,848	(356,302)
Transfers (to) and from fixed dollar contract	1,330,003	1,423,585	2,356,165	2,933,921	424,928	(42,205)
Withdrawals and surrenders	(13,127,247)	(18,470,250)	(25,934,542)	(29,961,742)	(4,164,866)	(2,740,404)
Surrender charges (note 2)	(25,868)	(54,242)	(45,517)	(100,012)	(7,274)	(12,615)
Annual contract charges (note 2)	(3,308,995)	(6,190,347)	(6,895,395)	(11,041,143)	(777,599)	(834,530)
Annuity and death benefit payments	(9,722,828)	(15,884,441)	(18,864,007)	(27,472,562)	(2,538,637)	(2,700,879)

Net equity transactions	(251,109,639)	(35,587,651)	(265,626,360)	(124,429,843)	(4,580,585)	(5,528,437)

Net change in contract owners’ equity	(244,841,967)	(17,466,615)	(247,201,854)	(110,326,104)	761,650	(3,330,961)
Contract owners’ equity:
Beginning of period	477,099,273	494,565,888	758,456,463	868,782,567	75,178,496	78,509,457

End of period	$232,257,306	$477,099,273	$511,254,609	$758,456,463	$75,940,146	$75,178,496

Change in units:
Beginning units	29,963,166	32,240,007	45,717,954	53,253,486	4,575,404	4,912,477

Units purchased	3,119,724	4,340,696	4,370,374	16,878,417	549,449	633,992
Units redeemed	(18,872,653)	(6,617,537)	(20,304,056)	(24,413,949)	(794,619)	(971,065)

Ending units	14,210,237	29,963,166	29,784,272	45,717,954	4,330,234	4,575,404

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2017 and 2016

	PIMCO Variable Insurance Trust - Administrative Shares
	Commodity RealReturn® Strategy Subaccount		Global Diversified Allocation Subaccount		Short-Term Subaccount		Low Duration Subaccount
	2017	2016	2017	2016	2017	2016	2017	2016
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$2,261,650	$(38,507)	$12,299,870	$2,296,711	$215,005	$156,011	$45,390	$248,846
Reinvested capital gains	0	0	0	1,269,227	0	242,297	0	0
Realized gain (loss)	(2,208,434)	(5,173,232)	3,658,077	(7,297,090)	87,839	2,062	(1,722,568)	(298,332)
Unrealized gain (loss)	131,602	7,989,559	87,382,373	38,372,240	242,347	197,901	1,535,231	85,191

Net increase (decrease) in contract owners’ equity from operations	184,818	2,777,820	103,340,320	34,641,088	545,191	598,271	(141,947)	35,705

Equity transactions:
Contract purchase payments (note 1)	564,021	900,429	61,511,089	47,834,303	2,725,101	2,448,781	2,554,324	2,384,009
Extra credit fund deposit (note 1)	742	1,305	29,630	48,313	1,219	8,409	4,456	2,441
Transfers (to) and from other subaccounts	(484,830)	(1,122,134)	52,006,829	52,395,574	2,784,483	9,674,395	(101,966,297)	34,993,925
Transfers (to) and from fixed dollar contract	104,507	121,233	14,592,396	19,574,743	88,429	272,400	617,372	600,978
Withdrawals and surrenders	(716,560)	(504,993)	(21,870,303)	(8,102,744)	(4,255,199)	(2,576,850)	(3,537,399)	(4,032,597)
Surrender charges (note 2)	(872)	(1,472)	(312,699)	(221,330)	(13,832)	(20,550)	(10,993)	(13,476)
Annual contract charges (note 2)	(265,683)	(290,626)	(8,377,750)	(6,155,086)	(582,539)	(603,850)	(492,128)	(1,414,705)
Annuity and death benefit payments	(703,731)	(648,291)	(11,856,174)	(8,357,385)	(1,271,487)	(1,559,667)	(1,755,622)	(3,943,327)

Net equity transactions	(1,502,406)	(1,544,549)	85,723,018	97,016,388	(523,825)	7,643,068	(104,586,287)	28,577,248

Net change in contract owners’ equity	(1,317,588)	1,233,271	189,063,338	131,657,476	21,366	8,241,339	(104,728,234)	28,612,953
Contract owners’ equity:
Beginning of period	24,988,110	23,754,839	621,308,428	489,650,952	50,088,857	41,847,518	128,836,034	100,223,081

End of period	$23,670,522	$24,988,110	$810,371,766	$621,308,428	$50,110,223	$50,088,857	$24,107,800	$128,836,034

Change in units:
Beginning units	4,299,332	4,655,218	54,536,935	45,716,612	4,991,679	4,217,739	13,049,140	10,164,207

Units purchased	697,319	1,323,025	15,046,113	15,398,030	1,681,009	3,408,265	1,430,403	4,630,749
Units redeemed	(959,914)	(1,678,911)	(7,932,531)	(6,577,707)	(1,733,859)	(2,634,325)	(12,040,683)	(1,745,816)

Ending units	4,036,737	4,299,332	61,650,517	54,536,935	4,938,829	4,991,679	2,438,860	13,049,140

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2017 and 2016

	Calvert Variable Products, Inc.		Dreyfus Variable Investment Fund - Service Shares
	VP S&P 500 Index Subaccount		Appreciation Subaccount
	2017	2016	2017	2016
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$436	$84	$(68,342)	$23,179
Reinvested capital gains	6,131	1,338	3,846,120	4,268,232
Realized gain (loss)	523	108	260,822	93,902
Unrealized gain (loss)	22,296	12,276	2,524,745	(2,701,612)

Net increase (decrease) in contract owners’ equity from operations	29,386	13,806	6,563,345	1,683,701

Equity transactions:
Contract purchase payments (note 1)	0	0	629,351	431,488
Extra credit fund deposit (note 1)	0	0	1,633	335
Transfers (to) and from other subaccounts	0	0	(2,866,289)	(1,584,071)
Transfers (to) and from fixed dollar contract	0	0	(41,486)	4,063
Withdrawals and surrenders	(211)	(910)	(1,681,507)	(831,167)
Surrender charges (note 2)	(3)	0	(2,750)	(6,953)
Annual contract charges (note 2)	(254)	(254)	(306,748)	(312,111)
Annuity and death benefit payments	(1,274)	(989)	(930,326)	(901,713)

Net equity transactions	(1,742)	(2,153)	(5,198,122)	(3,200,129)

Net change in contract owners’ equity	27,644	11,653	1,365,223	(1,516,428)
Contract owners’ equity:
Beginning of period	147,691	136,038	28,334,859	29,851,287

End of period	$175,335	$147,691	$29,700,082	$28,334,859

Change in units:
Beginning units	9,829	9,981	1,330,624	1,488,232

Units purchased	0	0	58,909	71,867
Units redeemed	(106)	(152)	(272,478)	(229,475)

Ending units	9,723	9,829	1,117,055	1,330,624

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2017 and 2016

	Royce Capital Fund - Investment Class
	Small-Cap Subaccount		Micro-Cap Subaccount
	2017	2016	2017	2016
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(581,789)	$8,166	$(457,373)	$(496,889)
Reinvested capital gains	0	29,119,405	7,211,539	0
Realized gain (loss)	(6,137,512)	(17,477,383)	548,453	(3,550,739)
Unrealized gain (loss)	13,017,501	24,168,932	(4,707,990)	15,904,395

Net increase (decrease) in contract owners’ equity from operations	6,298,200	35,819,120	2,594,629	11,856,767

Equity transactions:
Contract purchase payments (note 1)	2,999,512	3,828,704	1,024,586	962,280
Extra credit fund deposit (note 1)	4,979	9,394	2,834	5,535
Transfers (to) and from other subaccounts	(5,415,013)	(91,915,484)	(3,746,847)	(17,497,537)
Transfers (to) and from fixed dollar contract	(238,304)	320,009	245,631	(105,964)
Withdrawals and surrenders	(7,170,106)	(7,905,687)	(3,355,009)	(2,526,495)
Surrender charges (note 2)	(12,527)	(21,603)	(3,295)	(9,067)
Annual contract charges (note 2)	(1,704,603)	(2,663,168)	(775,974)	(866,223)
Annuity and death benefit payments	(4,811,395)	(6,824,175)	(2,141,967)	(2,432,331)

Net equity transactions	(16,347,457)	(105,172,010)	(8,750,041)	(22,469,802)

Net change in contract owners’ equity	(10,049,257)	(69,352,890)	(6,155,412)	(10,613,035)
Contract owners’ equity:
Beginning of period	179,020,754	248,373,644	75,632,381	86,245,416

End of period	$168,971,497	$179,020,754	$69,476,969	$75,632,381

Change in units:
Beginning units	5,426,132	9,200,641	2,954,562	4,021,275

Units purchased	453,926	904,132	197,925	188,331
Units redeemed	(964,122)	(4,678,641)	(526,114)	(1,255,044)

Ending units	4,915,936	5,426,132	2,626,373	2,954,562

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2017 and 2016

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)						Neuberger Berman Advisers Management Trust - S Class
	Invesco V.I. Comstock Series I Subaccount		Invesco V.I. International Growth Series II Subaccount		Invesco V.I. Balanced-Risk Allocation Series II Subaccount		AMT Mid Cap Intrinsic Value Subaccount
	2017	2016	2017	2016	2017	2016	2017	2016
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$308	$197	$(296)	$(74,872)	$12,577,686	$(4,679,836)	$(431,622)	$(529,722)
Reinvested capital gains	1,080	2,474	0	0	27,405,492	0	0	3,323,977
Realized gain (loss)	2,666	3,154	1,069,752	(357,277)	(2,017,481)	(8,457,693)	2,733,438	1,418,538
Unrealized gain (loss)	146	(1,257)	12,450,439	(841,327)	1,926,395	50,629,305	5,188,056	2,603,859

Net increase (decrease) in contract owners’ equity from operations	4,200	4,568	13,519,895	(1,273,476)	39,892,092	37,491,776	7,489,872	6,816,652

Equity transactions:
Contract purchase payments (note 1)	0	0	2,828,763	2,547,184	22,866,654	27,455,963	976,451	638,167
Extra credit fund deposit (note 1)	0	0	736	172	23,461	22,165	1,266	918
Transfers (to) and from other subaccounts	0	0	5,423,376	3,316,892	5,872,873	29,201,717	(1,378,752)	(2,273,698)
Transfers (to) and from fixed dollar contract	0	0	537,804	452,366	7,361,929	9,043,692	278,210	86,269
Withdrawals and surrenders	0	0	(1,860,058)	(1,647,195)	(17,456,443)	(9,130,914)	(2,037,344)	(1,514,808)
Surrender charges (note 2)	0	0	(2,235)	(3,186)	(169,838)	(162,142)	(6,794)	(4,179)
Annual contract charges (note 2)	(10)	(34)	(856,994)	(770,764)	(6,065,321)	(5,207,251)	(734,295)	(712,652)
Annuity and death benefit payments	(8,308)	(12,061)	(2,546,398)	(1,543,182)	(9,217,951)	(7,078,674)	(2,576,499)	(2,073,258)

Net equity transactions	(8,318)	(12,095)	3,524,994	2,352,287	3,215,364	44,144,556	(5,477,757)	(5,853,241)

Net change in contract owners’ equity	(4,118)	(7,527)	17,044,889	1,078,811	43,107,456	81,636,332	2,012,115	963,411
Contract owners’ equity:
Beginning of period	31,873	39,400	60,897,820	59,819,009	465,727,581	384,091,249	52,939,145	51,975,734

End of period	$27,755	$31,873	$77,942,709	$60,897,820	$508,835,037	$465,727,581	$54,951,260	$52,939,145

Change in units:
Beginning units	1,239	1,781	5,821,432	5,626,127	39,632,067	35,989,627	3,231,491	3,633,992

Units purchased	0	0	1,314,643	1,274,548	6,457,836	10,464,989	453,413	293,343
Units redeemed	(315)	(542)	(997,123)	(1,079,243)	(6,148,698)	(6,822,549)	(768,599)	(695,844)

Ending units	924	1,239	6,138,952	5,821,432	39,941,205	39,632,067	2,916,305	3,231,491

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2017 and 2016

	Franklin Templeton Variable Insurance Products Trust - Class 2						Franklin Templeton Variable Insurance Products Trust - Class 5
	Franklin Income VIP Subaccount		Franklin Flex Cap Growth VIP Subaccount		Templeton Foreign VIP Subaccount		Franklin VolSmart Allocation VIP Subaccount
	2017	2016	2017	2016	2017	2016	2017	2016
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$2,881,828	$3,666,198	$(202,924)	$(203,544)	$531,524	$1,015,153	$(2,175,412)	$(790,350)
Reinvested capital gains	0	0	35,038	2,231,494	0	2,658,919	0	116,569
Realized gain (loss)	739,354	(838,370)	(827,169)	(1,864,046)	4,414,053	(1,943,606)	1,850,755	85,265
Unrealized gain (loss)	4,261,449	8,878,015	4,462,443	(942,358)	8,682,385	6,921,048	21,445,965	2,752,280

Net increase (decrease) in contract owners’ equity from operations	7,882,631	11,705,843	3,467,388	(778,454)	13,627,962	8,651,514	21,121,308	2,163,764

Equity transactions:
Contract purchase payments (note 1)	279,300	521,731	59,003	85,166	355,553	1,388,978	26,296,450	31,522,138
Extra credit fund deposit (note 1)	716	5,885	4	160	1,236	6,094	17,719	13,918
Transfers (to) and from other subaccounts	(420,046)	(4,243,193)	(736,367)	(1,995,185)	(99,383,271)	929,343	15,106,199	28,413,493
Transfers (to) and from fixed dollar contract	1,531	(325,029)	62,414	(102,881)	99,442	174,762	8,044,118	9,694,806
Withdrawals and surrenders	(5,903,642)	(3,765,988)	(406,413)	(423,709)	(4,357,366)	(3,988,540)	(3,839,078)	(2,014,574)
Surrender charges (note 2)	(3,018)	(1,734)	(75)	(1,266)	(1,719)	(4,443)	(81,767)	(62,358)
Annual contract charges (note 2)	(1,070,915)	(1,090,349)	(193,019)	(194,943)	(981,384)	(2,061,926)	(1,658,258)	(832,641)
Annuity and death benefit payments	(4,739,809)	(4,583,525)	(880,122)	(655,297)	(3,646,826)	(7,478,679)	(2,528,368)	(1,111,921)

Net equity transactions	(11,855,883)	(13,482,202)	(2,094,575)	(3,287,955)	(107,914,335)	(11,034,411)	41,357,015	65,622,861

Net change in contract owners’ equity	(3,973,252)	(1,776,359)	1,372,813	(4,066,409)	(94,286,373)	(2,382,897)	62,478,323	67,786,625
Contract owners’ equity:
Beginning of period	100,633,242	102,409,601	14,465,984	18,532,393	154,673,587	157,056,484	122,565,284	54,778,659

End of period	$96,659,990	$100,633,242	$15,838,797	$14,465,984	$60,387,214	$154,673,587	$185,043,607	$122,565,284

Change in units:
Beginning units	5,841,926	6,689,370	815,822	998,260	11,133,928	11,965,281	12,769,563	5,888,660

Units purchased	234,219	216,692	24,902	39,641	259,202	993,135	6,447,766	8,204,834
Units redeemed	(894,712)	(1,064,136)	(128,153)	(222,079)	(7,615,423)	(1,824,488)	(2,329,938)	(1,323,931)

Ending units	5,181,433	5,841,926	712,571	815,822	3,777,707	11,133,928	16,887,391	12,769,563

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2017 and 2016

	Franklin Templeton Variable Insurance Products Trust - Class 4
	Franklin Income VIP Subaccount		Franklin Flex Cap Growth VIP Subaccount		Templeton Foreign VIP Subaccount		Franklin Founding Funds Allocation VIP Subaccount
	2017	2016	2017	2016	2017	2016	2017	2016
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$3,463,050	$4,139,787	$(279,553)	$(303,363)	$(443,429)	$2,302,858	$566,921	$934,279
Reinvested capital gains	0	0	52,842	3,637,058	0	7,254,750	1,780,385	1,253,757
Realized gain (loss)	1,043,991	(612,669)	(1,295,907)	(3,176,786)	18,391,691	(3,702,025)	260,732	(349,034)
Unrealized gain (loss)	5,510,793	10,518,490	6,548,141	(1,243,764)	15,399,949	18,653,806	1,676,191	2,486,727

Net increase (decrease) in contract owners’ equity from operations	10,017,834	14,045,608	5,025,523	(1,086,855)	33,348,211	24,509,389	4,284,229	4,325,729

Equity transactions:
Contract purchase payments (note 1)	4,482,058	3,788,030	735,423	720,857	4,467,441	7,680,628	1,431,919	991,410
Extra credit fund deposit (note 1)	8,727	6,120	2,264	961	5,621	7,913	8	750
Transfers (to) and from other subaccounts	1,970,550	(6,686,893)	(1,103,012)	(3,781,034)	(352,656,010)	5,655,250	344,883	(444,961)
Transfers (to) and from fixed dollar contract	1,177,741	766,646	294,613	134,338	831,054	2,663,378	848,001	340,278
Withdrawals and surrenders	(6,041,978)	(3,358,758)	(1,312,935)	(838,490)	(4,591,385)	(11,241,295)	(2,483,511)	(1,171,090)
Surrender charges (note 2)	(18,324)	(18,507)	(1,196)	(7,000)	(10,424)	(58,386)	(22,168)	(8,549)
Annual contract charges (note 2)	(1,263,703)	(1,236,436)	(249,709)	(265,061)	(1,726,837)	(5,383,339)	(445,259)	(442,397)
Annuity and death benefit payments	(3,558,679)	(3,097,401)	(571,639)	(779,385)	(3,711,632)	(9,820,505)	(1,644,520)	(1,368,778)

Net equity transactions	(3,243,608)	(9,837,199)	(2,206,191)	(4,814,814)	(357,392,172)	(10,496,356)	(1,970,647)	(2,103,337)

Net change in contract owners’ equity	6,774,226	4,208,409	2,819,332	(5,901,669)	(324,043,961)	14,013,033	2,313,582	2,222,392
Contract owners’ equity:
Beginning of period	122,689,032	118,480,623	21,106,474	27,008,143	435,604,003	421,590,970	41,864,043	39,641,651

End of period	$129,463,258	$122,689,032	$23,925,806	$21,106,474	$111,560,042	$435,604,003	$44,177,625	$41,864,043

Change in units:
Beginning units	8,840,762	9,608,212	1,465,197	1,804,086	44,350,488	45,425,008	3,130,944	3,321,166

Units purchased	1,044,492	779,704	158,478	181,301	1,640,359	4,947,387	376,245	290,860
Units redeemed	(1,268,330)	(1,547,154)	(301,904)	(520,190)	(36,031,799)	(6,021,907)	(526,204)	(481,082)

Ending units	8,616,924	8,840,762	1,321,771	1,465,197	9,959,048	44,350,488	2,980,985	3,130,944

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2017 and 2016

	Federated Insurance Series
	Kaufmann Fund II Service Shares Subaccount		Managed Volatility Fund II Subaccount		Managed Tail Risk Fund II Service Shares Subaccount		Managed Tail Risk Fund II Primary Shares Subaccount
	2017	2016	2017	2016	2017	2016	2017	2016
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(676,275)	$(641,432)	$11,418,963	$17,126,182	$22,839	$42,220	$58,114	$9,971
Reinvested capital gains	5,519,376	3,907,053	0	0	0	0	0	0
Realized gain (loss)	379,013	(1,432,484)	(208,068)	(16,553,157)	(1,913,985)	(2,345,115)	(54,643)	(110,926)
Unrealized gain (loss)	6,979,283	(1,016,365)	58,226,438	26,770,160	6,598,712	(1,237,960)	1,955,237	(562,701)

Net increase (decrease) in contract owners’ equity from operations	12,201,397	816,772	69,437,333	27,343,185	4,707,566	(3,540,855)	1,958,708	(663,656)

Equity transactions:
Contract purchase payments (note 1)	1,730,889	2,343,133	15,916,182	19,817,994	289,568	542,272	1,823,664	6,924,147
Extra credit fund deposit (note 1)	5,549	2,322	24,889	16,646	20	140	1,105	2,409
Transfers (to) and from other subaccounts	(544,981)	(8,335,852)	(14,255,540)	(88,983,763)	(7,132,266)	611,496	(1,971,170)	1,058,470
Transfers (to) and from fixed dollar contract	595,956	268,821	2,873,752	9,744,415	22,494	637,591	1,756,471	2,550,754
Withdrawals and surrenders	(1,314,338)	(1,447,147)	(14,726,783)	(8,980,003)	(1,749,975)	(1,833,066)	(464,454)	(193,507)
Surrender charges (note 2)	(3,621)	(10,391)	(196,826)	(210,096)	(66,276)	(59,673)	(21,229)	(8,399)
Annual contract charges (note 2)	(573,710)	(564,676)	(5,331,070)	(5,502,020)	(643,121)	(690,948)	(215,845)	(123,856)
Annuity and death benefit payments	(1,383,875)	(1,201,546)	(8,426,348)	(6,551,839)	(1,753,956)	(986,016)	(305,328)	(99,004)

Net equity transactions	(1,488,131)	(8,945,336)	(24,121,744)	(80,648,666)	(11,033,512)	(1,778,204)	603,214	10,111,014

Net change in contract owners’ equity	10,713,266	(8,128,564)	45,315,589	(53,305,481)	(6,325,946)	(5,319,059)	2,561,922	9,447,358
Contract owners’ equity:
Beginning of period	47,052,287	55,180,851	434,938,059	488,243,540	58,179,671	63,498,730	20,148,924	10,701,566

End of period	$57,765,553	$47,052,287	$480,253,648	$434,938,059	$51,853,725	$58,179,671	$22,710,846	$20,148,924

Change in units:
Beginning units	3,164,397	3,818,452	32,798,678	39,119,397	6,766,146	6,971,868	2,327,966	1,171,084

Units purchased	518,686	635,362	3,510,620	4,305,157	321,179	1,145,035	470,550	1,314,541
Units redeemed	(608,553)	(1,289,417)	(5,244,103)	(10,625,876)	(1,565,193)	(1,350,757)	(402,446)	(157,659)

Ending units	3,074,530	3,164,397	31,065,195	32,798,678	5,522,132	6,766,146	2,396,070	2,327,966

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2017 and 2016

	Ivy Variable Insurance Portfolios
	VIP Asset Strategy Subaccount		VIP Natural Resources Subaccount		VIP Science and Technology Subaccount
	2017	2016	2017	2016	2017	2016
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$479,583	$(1,767,014)	$(552,140)	$(268,579)	$(1,185,126)	$(1,057,394)
Reinvested capital gains	0	0	0	0	8,108,612	3,432,911
Realized gain (loss)	(6,698,406)	(24,106,258)	(1,607,317)	(3,501,368)	2,359,783	(2,066,622)
Unrealized gain (loss)	37,648,811	14,533,567	2,971,605	13,322,912	14,923,775	(1,053,354)

Net increase (decrease) in contract owners’ equity from operations	31,429,988	(11,339,705)	812,148	9,552,965	24,207,044	(744,459)

Equity transactions:
Contract purchase payments (note 1)	2,382,715	3,880,589	1,012,833	1,123,243	2,886,143	2,092,250
Extra credit fund deposit (note 1)	6,741	14,367	7,475	3,560	9,678	8,941
Transfers (to) and from other subaccounts	(28,111,511)	(70,248,114)	(394,039)	2,268,645	2,810,715	(8,730,895)
Transfers (to) and from fixed dollar contract	428,503	(40,759)	71,628	240,989	193,950	(520,872)
Withdrawals and surrenders	(8,576,214)	(7,846,222)	(1,825,747)	(1,413,674)	(3,872,392)	(3,377,601)
Surrender charges (note 2)	(16,327)	(19,873)	(4,550)	(3,008)	(16,699)	(10,995)
Annual contract charges (note 2)	(2,642,698)	(3,336,715)	(648,439)	(646,751)	(1,032,409)	(1,016,806)
Annuity and death benefit payments	(6,272,671)	(7,287,979)	(1,549,290)	(1,251,025)	(2,407,369)	(2,239,277)

Net equity transactions	(42,801,462)	(84,884,706)	(3,330,129)	321,979	(1,428,383)	(13,795,255)

Net change in contract owners’ equity	(11,371,474)	(96,224,411)	(2,517,981)	9,874,944	22,778,661	(14,539,714)
Contract owners’ equity:
Beginning of period	210,852,041	307,076,452	51,845,201	41,970,257	81,399,203	95,938,917

End of period	$199,480,567	$210,852,041	$49,327,220	$51,845,201	$104,177,864	$81,399,203

Change in units:
Beginning units	16,162,783	22,664,990	6,441,680	6,380,620	3,541,073	4,188,440

Units purchased	388,711	1,394,249	1,358,687	1,859,949	675,746	558,536
Units redeemed	(3,456,357)	(7,896,456)	(1,773,930)	(1,798,889)	(741,403)	(1,205,903)

Ending units	13,095,137	16,162,783	6,026,437	6,441,680	3,475,416	3,541,073

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2017 and 2016

	Northern Lights Variable Trust - Class 2
	TOPS® Managed Risk Balanced ETF Subaccount		TOPS® Managed Risk Moderate Growth ETF Subaccount		TOPS® Managed Risk Growth ETF Subaccount
	2017	2016	2017	2016	2017	2016
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$888,593	$(160,234)	$1,963,098	$1,186,064	$1,406,307	$1,797,354
Reinvested capital gains	698,782	0	0	0	0	0
Realized gain (loss)	4,741,840	577,929	8,072,305	(820,442)	9,562,079	1,471,521
Unrealized gain (loss)	33,735,496	21,809,306	75,555,464	35,484,116	81,968,518	22,593,390

Net increase (decrease) in contract owners’ equity from operations	40,064,711	22,227,001	85,590,867	35,849,738	92,936,904	25,862,265

Equity transactions:
Contract purchase payments (note 1)	2,598,201	3,962,907	3,836,774	6,108,566	2,728,597	6,206,898
Extra credit fund deposit (note 1)	6,672	13,780	8,305	11,292	4,594	39,729
Transfers (to) and from other subaccounts	(9,197,679)	(16,615,812)	(28,247,193)	(53,100,862)	(38,045,943)	(48,652,879)
Transfers (to) and from fixed dollar contract	986,939	1,325,021	824,518	2,159,511	525,740	601,707
Withdrawals and surrenders	(17,957,551)	(14,008,568)	(28,793,420)	(15,564,812)	(19,609,684)	(19,969,135)
Surrender charges (note 2)	(220,058)	(244,282)	(329,167)	(300,585)	(146,290)	(263,646)
Annual contract charges (note 2)	(6,053,517)	(6,077,651)	(9,747,018)	(10,072,682)	(8,550,939)	(9,092,445)
Annuity and death benefit payments	(9,836,528)	(9,694,046)	(14,109,283)	(14,639,759)	(10,685,401)	(8,528,021)

Net equity transactions	(39,673,521)	(41,338,651)	(76,556,484)	(85,399,331)	(73,779,326)	(79,657,792)

Net change in contract owners’ equity	391,190	(19,111,650)	9,034,383	(49,549,593)	19,157,578	(53,795,527)
Contract owners’ equity:
Beginning of period	458,150,270	477,261,920	730,788,110	780,337,703	617,803,913	671,599,440

End of period	$458,541,460	$458,150,270	$739,822,493	$730,788,110	$636,961,491	$617,803,913

Change in units:
Beginning units	40,895,505	44,693,798	64,372,005	72,139,874	56,567,751	64,084,941

Units purchased	2,334,027	5,014,268	2,118,715	3,777,562	1,391,838	3,722,872
Units redeemed	(5,745,493)	(8,812,561)	(8,502,540)	(11,545,431)	(7,735,597)	(11,240,062)

Ending units	37,484,039	40,895,505	57,988,180	64,372,005	50,223,992	56,567,751

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2017 and 2016

	Northern Lights Variable Trust - Class 3
	TOPS® Managed Risk Balanced ETF Subaccount		TOPS® Managed Risk Moderate Growth ETF Subaccount		TOPS® Managed Risk Growth ETF Subaccount
	2017	2016	2017	2016	2017	2016
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$96,651	$54,087	$220,793	$190,747	$108,764	$95,272
Reinvested capital gains	75,075	0	0	0	0	0
Realized gain (loss)	385,312	25,598	735,987	(102,859)	290,258	(87,730)
Unrealized gain (loss)	3,504,047	1,331,457	8,655,173	2,727,875	5,326,131	1,080,522

Net increase (decrease) in contract owners’ equity from operations	4,061,085	1,411,142	9,611,953	2,815,763	5,725,153	1,088,064

Equity transactions:
Contract purchase payments (note 1)	8,824,815	15,787,482	18,022,687	25,306,145	11,149,196	9,872,150
Extra credit fund deposit (note 1)	4,374	32,626	4,338	22,449	5,243	8,485
Transfers (to) and from other subaccounts	(1,028,504)	(2,574,649)	(4,474,842)	(1,811,691)	(869,157)	(861,620)
Transfers (to) and from fixed dollar contract	2,569,494	7,331,297	4,193,338	10,743,479	1,851,990	4,443,873
Withdrawals and surrenders	(1,007,712)	(286,750)	(910,107)	(603,949)	(405,740)	(297,930)
Surrender charges (note 2)	(44,930)	(11,867)	(39,360)	(33,277)	(16,606)	(15,361)
Annual contract charges (note 2)	(432,329)	(214,558)	(792,067)	(420,525)	(338,602)	(188,760)
Annuity and death benefit payments	(898,732)	(442,158)	(990,664)	(357,317)	(378,625)	(150,249)

Net equity transactions	7,986,476	19,621,423	15,013,323	32,845,314	10,997,699	12,810,588

Net change in contract owners’ equity	12,047,561	21,032,565	24,625,276	35,661,077	16,722,852	13,898,652
Contract owners’ equity:
Beginning of period	40,010,640	18,978,075	69,677,428	34,016,351	31,153,475	17,254,823

End of period	$52,058,201	$40,010,640	$94,302,704	$69,677,428	$47,876,327	$31,153,475

Change in units:
Beginning units	4,160,177	2,064,671	7,424,602	3,796,542	3,420,042	1,972,175

Units purchased	1,517,401	2,767,632	2,649,541	4,394,798	1,524,732	1,736,829
Units redeemed	(717,789)	(672,126)	(1,127,395)	(766,738)	(409,464)	(288,962)

Ending units	4,959,789	4,160,177	8,946,748	7,424,602	4,535,310	3,420,042

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2017 and 2016

	Total Subaccounts
	2017	2016
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(54,580,958)	$(30,973,694)
Reinvested capital gains	256,976,635	247,155,978
Realized gain (loss)	795,911,970	47,531,997
Unrealized gain (loss)	1,659,341,495	665,185,898

Net increase (decrease) in contract owners’ equity from operations	2,657,649,142	928,900,179

Equity transactions:
Contract purchase payments (note 1)	$742,469,888	892,120,700
Extra credit fund deposit (note 1)	914,244	868,165
Transfers (to) and from other subaccounts	0	0
Transfers (to) and from fixed dollar contract	164,116,726	285,943,503
Withdrawals and surrenders	(802,290,676)	(546,624,264)
Surrender charges (note 2)	(4,794,328)	(4,518,742)
Annual contract charges (note 2)	(244,560,045)	(231,185,983)
Annuity and death benefit payments	(536,919,229)	(489,901,296)

Net equity transactions	(681,063,420)	(93,297,917)

Net change in contract owners’ equity	1,976,585,722	835,602,262
Contract owners’ equity:
Beginning of period	19,811,791,612	18,976,189,350

End of period	$21,788,377,334	$19,811,791,612

Change in units:
Beginning units	1,369,432,471	1,367,993,286

Units purchased	695,503,011	363,746,058
Units redeemed	(554,503,458)	(362,306,873)

Ending units	1,510,432,024	1,369,432,471

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Notes to Financial Statements	December 31, 2017

(1)	Basis of Presentation and Summary of Significant Accounting Policies

A.	Organization and Nature of Operations

Ohio National Variable Account A (the “Account”) is a separate account of The Ohio National Life Insurance Company (“ONLIC”) established as a funding vehicle for variable individual annuity contracts. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from ONLIC’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business ONLIC may conduct.

The variable annuity contracts are sold by registered representatives of broker-dealers that have entered into distribution agreements with Ohio National Equities, Inc. (“ONEQ”). ONEQ is a wholly-owned subsidiary of ONLIC and is the principal underwriter of the contracts. ONLIC pays ONEQ a sales commission based on a pre-determined percentage of each purchase payment and ONEQ pays a portion of that fee to broker-dealers. The commission percentage paid to broker-dealers may vary by product.

B.	Assets of the Account

Assets of the Account are assigned to the following subaccounts in amounts equating to the Account’s ownership of each underlying mutual fund:

Ohio National Fund, Inc.: Equity, Bond, Omni, ON International Equity, Capital Appreciation, ON Foreign, Aggressive Growth, Small Cap Growth, Mid Cap Opportunity, S&P 500® Index, Strategic Value, High Income Bond, ClearBridge Small Cap, Nasdaq-100® Index, Bristol, Bryton Growth, Balanced, S&P MidCap 400® Index, Bristol Growth, Risk Managed Balanced, ON Conservative Model, ON Moderately Conservative Model, ON Balanced Model, ON Moderate Growth Model, and ON Growth Model.

Fidelity® Variable Insurance Products Fund - Initial Class: VIP Growth, VIP Equity-Income, and VIP High Income

Fidelity® Variable Insurance Products Fund - Service Class: VIP Government Money Market

Fidelity® Variable Insurance Products Fund - Service Class 2: VIP Mid Cap, VIP Contrafund®, VIP Growth, VIP Equity-Income, VIP Real Estate, and VIP Target Volatility

Janus Aspen Series - Institutional Shares: Janus Henderson Research, Janus Henderson Overseas, Janus

Henderson Global Research, and Janus Henderson Balanced

Janus Aspen Series - Service Shares: Janus Henderson Research, Janus Henderson Global Research, Janus Henderson Balanced, Janus Henderson Overseas, Janus Henderson U.S. Low Volatility, and Janus Henderson Flexible Bond

Legg Mason Partners Variable Equity Trust - Class I: ClearBridge Variable Dividend Strategy, ClearBridge Variable Large Cap Value, and QS Legg Mason Dynamic Multi-Strategy VIT

Legg Mason Partners Variable Income Trust - Class II: Western Asset Core Plus VIT

Wells Fargo Variable Trust: Opportunity and Discovery

Morgan Stanley Variable Insurance Fund, Inc. - Class I: VIF Core Plus Fixed Income and VIF U.S. Real Estate

Morgan Stanley Variable Insurance Fund, Inc. - Class II: VIF Core Plus Fixed Income, VIF U.S. Real Estate, and VIF Growth

Goldman Sachs Variable Insurance Trust - Institutional Shares: Large Cap Value, U.S. Equity Insights, and Strategic Growth

Goldman Sachs Variable Insurance Trust - Service Shares: Large Cap Value, U.S. Equity Insights, Strategic Growth, and Global Trends Allocation

Lazard Retirement Series, Inc. - Service Shares: Emerging Markets Equity, U.S. Small-Mid Cap Equity, U.S. Strategic Equity, International Equity, and Global Dynamic Multi Asset

The Prudential Series Fund, Inc. - Class II: Jennison 20/20 Focus and Jennison

J.P. Morgan Insurance Trust - Class I: Small Cap Core and Mid Cap Value

AB Variable Product Series Fund, Inc. - Class B: VPS Growth & Income, VPS Small Cap Growth, VPS Dynamic Asset Allocation, and VPS Global Risk Allocation-Moderate

MFS® Variable Insurance Trust - Service Class: New Discovery, Mid Cap Growth, and Total Return

MFS® Variable Insurance Trust II - Service Class: Massachusetts Investors Growth Stock

PIMCO Variable Insurance Trust - Administrative Shares: Real Return, Total Return, Global Bond, CommodityRealReturn® Strategy, Global Diversified Allocation, Short-Term, and Low Duration

Calvert Variable Products, Inc.: VP S&P 500 Index

Dreyfus Variable Investment Fund - Service Shares: Appreciation

Royce Capital Fund - Investment Class: Small-Cap and Micro-Cap

AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Invesco V.I. Comstock Series I, Invesco V.I. International Growth Series II, and Invesco V.I. Balanced-Risk Allocation Series II

Neuberger Berman Advisers Management Trust - S Class: AMT Mid Cap Intrinsic Value

Franklin Templeton Variable Insurance Products Trust - Class 2: Franklin Income VIP, Franklin Flex Cap Growth VIP, and Templeton Foreign VIP

Franklin Templeton Variable Insurance Products Trust - Class 5: Franklin VolSmart Allocation VIP

Franklin Templeton Variable Insurance Products Trust - Class 4: Franklin Income VIP, Franklin Flex Cap Growth VIP, Templeton Foreign VIP, and Franklin Founding Funds Allocation VIP

Federated Insurance Series: Kaufmann Fund II Service Shares, Managed Volatility Fund II, Managed Tail Risk Fund II Service Shares and Managed Tail Risk Fund II Primary Shares

Ivy Variable Insurance Portfolios: VIP Asset Strategy, VIP Natural Resources, and VIP Science and Technology

Northern Lights Variable Trust - Class 2: TOPS® Managed Risk Balanced ETF, TOPS® Managed Risk Moderate Growth ETF, and TOPS® Managed Risk Growth ETF

Northern Lights Variable Trust - Class 3: TOPS® Managed Risk Balanced ETF, TOPS® Managed Risk Moderate Growth ETF, and TOPS® Managed Risk Growth ETF

The underlying mutual funds (“the funds”) in which the subaccounts invest are diversified open-end management investment companies. The funds are not available to the general public directly, but are available as investment options in variable annuity contracts and variable life insurance policies issued by life insurance companies. The investments of the funds are subject to varying degrees of market, interest and financial risks; the issuers’ abilities to meet certain obligations may be affected by economic developments in their respective industries.

Some of the underlying mutual funds have been established by investment advisers that manage other mutual funds that may have similar names and investment objectives. While some of the underlying mutual funds may have holdings that are comparable to other similarly-named mutual funds, they may not be identical in portfolio management, composition, objective, or investment strategy. Consequently, the investment performance of an underlying mutual fund and a similarly-named fund may differ substantially.

Shares of the funds are purchased at Net Asset Value (“NAV”). The resulting value of assets is converted to accumulation units for the purpose of dividing the aggregate equity ownership of the subaccounts among affected contract owners.

Ohio National Investments, Inc. (“ONI”), a wholly owned subsidiary of ONLIC, performs investment advisory services on behalf of the Ohio National Fund, Inc., in which the Account invests. For these services, ONI recorded net advisory fees of approximately $45.8 million and $31.5 million from Ohio National Fund, Inc. for the periods ended December 31, 2017 and 2016, respectively.

Contract owners may, with certain restrictions, transfer their contract values between the Account and a fixed dollar contract maintained in the general account of ONLIC. The accompanying financial statements include only the contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for the fixed portions of their contracts.

Guarantees within a contract or optional rider that exceed the value of the interest in the Account represent expenses of ONLIC and are paid from its general account.

For certain products, ONLIC credits an extra amount to the contract owner’s contract each time a purchase payment is made. The extra credit equals 4% of each purchase payment.

C.	Annuity Reserves for Contracts in Payment Period

Annuity reserves for contracts in payment period represents the net assets allocated to these future contract benefits. The allocation is based on the 2000 Annuity Table or the 1983 Individual Annuity Mortality Table (83a), depending on the year the contract annuitized and reflects the discounted amount of the expected annuity payments. The assumed interest rate is 3.0 or 4.0 percent depending on the contract selected by the annuitant. Changes to annuity reserves for adverse mortality and expense risk experience are reimbursed to the Account by ONLIC. Such amounts are included in risk and administrative expenses. (See Note 2).

D.	Security Valuation, Transactions and Related Investment Income

The fair value of the underlying mutual funds is based on the closing NAV of fund shares held at December 31, 2017.

Share transactions are recorded on the trade date. Income from dividends and capital gain distributions are recorded and reinvested in the subaccounts on the ex-dividend date. Net realized gains and losses are determined on the basis of average cost.

E.	Use of Estimates in Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F.	Securities and Exchange Commission Regulations

On October 13, 2016, the Securities and Exchange Commission amended Regulation S-X, which requires standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X was August 1, 2017. The amendments had no impact on the Account’s financial statements and disclosures.

G.	Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

H.	Subsequent Events

For the period from January 2, 2018 to early April 2018, ONLIC has offered owners of certain variable annuity contracts that contain a GMIB rider the opportunity to exchange those contracts for fixed indexed annuity contracts with enhanced GLWB riders. It is anticipated that over $375 million of the Account’s contract values will be exchanged under this program.

The Account has evaluated for possible subsequent events through April 4, 2018, which is the date these financial statements were issued, and there are no other subsequent events to report.

(2)	Risk & Administrative Expense and Contract Charges

Although annuity and death benefit payments differ according to the investment performance of the underlying subaccounts, they are not affected by mortality or expense experience because ONLIC assumes the expense risk and the mortality risk of the contracts. ONLIC charges the Accounts’ assets for assuming those risks.

The mortality risk results from a provision in contracts in which ONLIC agrees to make annuity payments regardless of how long a particular annuitant or other payee lives and how long all annuitants or other payees as a class live if payment options involving life contingencies are chosen. Those annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued.

At the end of each valuation period, ONLIC charges a mortality and expense risk fee and a fee for recovery of administrative expenses. Both fees are calculated based Contract Owner’s Equity at the end of the valuation period and pre-determined annualized rates as stated in the product prospectuses. Administrative expenses include costs associated with providing accounting, administrative, compliance, and legal services necessary to support issuance and maintenance of contracts. The expense risk assumed by ONLIC is the risk that the deductions provided for in the variable annuity contracts may be insufficient to cover the actual costs to administer the terms stated in the contracts.

All other fees assessed on contracts, including surrender charges, annual contract fee, transfer fees, and fees related to optional riders are charged to contracts upon a surrender, anniversary, or transfer event, respectively. Each of these charges are assessed through redemption of units, in an amount such that the value of the redeemed units at the end of the next valuation period are equivalent to the calculated dollar value of the charge.

The tables on the following pages illustrate product and contract level charges by product:

The following basic charges are assessed through reduction of daily unit values:

	Annual Payment Combination	Variable Interest Annuity “VIA”	Flexible Payment Combination	Top I
Mortality and Expense Risk Fees
(May increase annually to a pre-determined maximum, based on product)	0.75%	1.05%	0.85%	0.85% to 1.05%
Administrative Expenses	0.25%	0.25%	0.25%	0.25%

Total expenses	1.00%	1.30%	1.10%	1.10% to 1.30%

The following charges are assessed through the redemption of units:

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract).	No charge	No charge	$25	$30
Transfer Fee – per transfer.
(currently, no charge for the first 4 transfers each contract year)	$3 to $15	NA	$3 to $15	$3 to $15
Purchase Payment Charges	3.3% to 6.3% for sales expense, 1.2% to 2.2% for administrative expense, and 0.5% for death benefit premium	No charge	No charge	No charge
Surrender Charges

A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.

	No charge	No charge	6% of surrender value in the first year to 0% in the seventh year	5% of purchase payments made in the eight years prior to surrender
State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%

The following basic charges are assessed through reduction of daily unit values:
	Top Tradition	Top Plus	Investar Vision & Top Spectrum	Top Explorer
Mortality and Expense Risk Fees
(May increase annually to a pre-determined maximum, based on product)	0.85%	0.65%	1.15%	1.05%
Administrative Expenses	0.25%	0.25%	0.25%	0.25%

Total expenses	1.10%	0.90%	1.40%	1.30%

The following charges are assessed through the redemption of units:

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract).	$30	No charge	$35	$35
Transfer Fee – per transfer. (currently no charge for the first 4 transfers each contract year)	$3 to $15	$3 to $15	$3 to $15	$3 to $15
Sales Charge made from purchase payments	No charge	No charge	No charge	No charge
Surrender Charges

A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.

	7.75% of purchase payments made in the eight years prior to surrender	6% of surrender value in the first year to 0% in the seventh year	7% of surrender value in the first year to 0% in the eighth year	7% of surrender value in the first year to 0% in the eighth year
State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%

The following basic charges are assessed through reduction of daily unit values:

	ONcore Flex	ONcore Value	ONcore Premier	ONcore Xtra
Mortality and Expense Risk Fees	1.15%	0.75%	1.15%	1.15%
Administrative Expenses	0.35%	0.15%	0.25%	0.25%

Total expenses	1.50%	0.90%	1.40%	1.40%

The following charges are assessed through the redemption of units:

Annual Contract Fee Each year on the contract anniversary (or at the time of surrender of the contract). No charge if contract value exceeds $50,000.	$30	$30	$30	$30
Transfer Fee – per transfer. (currently no charge for the first 12 transfers each contract year)	$10	$10	$10	$10
Sales Charge made from purchase payments	No charge	No charge	No charge	No charge

Surrender Charges

A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.

	No charge	6% of surrender value in the first year to 0% in the seventh year	6% of surrender value in the first year to 0% in the seventh year	9% of surrender value in the first year to 0% in the ninth year

State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%
Optional Death Benefits
These annual charges are the following percentages of the optional death benefit amounts:
Annual Stepped-up Death Benefit	0.10% to 0.25%	0.10% to 0.25%	0.10% to 0.25%	0.10% to 0.25%
Combo Death Benefit	NA	0.65% to 1.50%	0.65% to 1.50%	0.65% to 1.50%
Guaranteed Minimum Death Benefit Rider:
GMDBR80 Plus (1)	0.25% to 0.30%	0.25% to 0.30%	0.25% to 0.30%	0.25% to 0.30%
GMDBR85 Plus (1)	0.45%	0.45%	0.45%	0.45%
5% GMDBR80 Plus (1)	0.45%	0.45%	0.45%	0.45%
5% GMDBR85 Plus (1)	0.70%	0.70%	0.70%	0.70%
Annual Reset Death Benefit Rider:
ARDBR (1)	0.60%	0.60%	0.60%	0.60%
ARDBR II at issue ages through 74 (1)	NA	0.95% to 1.00%	NA	NA
ARDBR II at issue ages 75 through 78 (1)	NA	1.10% to 1.15%	NA	NA
ARDBR 2009 (1)	1.00% to 1.40%	1.00% to 1.40%	1.00% to 1.40%	1.00% to 1.40%
Premium Protection or Joint Premium Protection death benefit:
Issue ages through 70	0.10%	0.10%	0.10%	0.10%
Issue ages 71 through 75	0.25%	0.25%	0.25%	0.25%
Premium Protection Plus or Joint Premium Protection Plus death benefit (1)	0.45% to0.90%	0.45% to 0.90%	0.45% to 0.90%	0.45% to 0.90%

Optional Enhanced Death Benefit (“GEB”)
These annual charges are the following percentages of average variable account value:
GEB at issue ages through 70	0.15%	0.15%	0.15%	0.15%
GEB at issue ages 71 through 75	0.30%	0.30%	0.30%	0.30%
GEB “Plus” at issue ages through 70	0.30%	0.30%	0.30%	0.30%
GEB “Plus” at issue ages 71 through 75	0.60%	0.60%	0.60%	0.60%
Optional Guaranteed Minimum Income Benefit (“GMIB”)
This annual charge is the following percentage of guaranteed income base:
GMIB (1)	0.45%	0.45%	0.45%	0.45%
GMIB Plus (1)	0.55%	0.55%	0.55%	0.55%
GMIB Plus with Five Year Reset (1)	0.55%	0.55%	0.55%	0.55%
GMIB Plus with Annual Reset (1)	0.70%	0.70%	0.70%	0.70%
GMIB Plus with Five Year Reset II without investment restrictions (1)	NA	1.25% to 1.55%	NA	NA
GMIB Plus with Five Year Reset II with investment restrictions (1)	NA	0.95% to 1.40%	NA	NA
GMIB Plus with Annual Reset II without investment restrictions (1)	NA	1.35% to 1.65%	NA	NA
GMIB Plus with Annual Reset II with investment restrictions (1)	NA	1.05% to 1.50%	NA	NA
GMIB Plus with Annual Reset 2009 (1)	1.15% to 1.50%	1.15% to 1.50%	1.15% to 1.50%	1.15% to 1.50

Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”)
These annual charges are the following percentage of your GLWB base:
GLWB (1)	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB (1)	1.05% to 2.00%	1.05% to 2.00%	1.05% to 2.00%	1.05% to 2.00%
GLWB 2011 (1)	NA	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB 2011 (1)	NA	1.20% to 2.40%	1.20% to 2.40%	1.20% to 2.40%
GLWB 2012 (1)	1.05% to 2.10%	1.05% to 2.10%	1.05% to 2.10%	1.05% to 2.10%
Joint GLWB 2012 (1)	1.35% to 2.70%	1.35% to 2.70%	1.35% to 2.70%	1.35% to 2.70%
GLWB Plus	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB Plus	1.25% to 2.50%	1.25% to 2.50%	1.25% to 2.50%	1.25% to 2.50%
GLWB Preferred I.S.	NA	0.95% to 2.00%	0.95% to 2.00%	NA
Joint GLWB Preferred I.S.	NA	1.25% to 2.50%	1.25% to 2.50%	NA

Optional Guaranteed Principal Access (“GPA”)
GPA with 8% guarantee (1)	0.50%	0.50%	0.50%	0.50%
GPA with 7% guarantee (1)	0.40%	0.40%	0.40%	0.40%

Optional Guaranteed Principal Protection (“GPP”)
These annual charges are the following percentage of average annual guaranteed principal amount:	0.20% to 0.55%	0.20% to 0.55%	0.20% to 0.55%	0.20% to 0.55%
GPP (1)	0.45% to	0.45% to	0.45% to	0.45% to
GPP 2012	0.90%	1.30%	1.30%	1.30%

(1)	No longer available for purchase.

The following basic charges are assessed through reduction of daily unit values:

	ONcore Lite	ONcore Ultra	ONcore Wrap
Mortality and Expense Risk Fees	1.15%	0.90% to 1.15%	0.50%
Administrative Expenses	0.25%	0.25%	0.15%

Total expenses	1.40%	1.15% to 1.40%	0.65%

The following charges are assessed through the redemption of units:

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract). No charge if contract value exceeds $50,000.	$30	$30	$30
Transfer Fee – per transfer. (currently no charge for the first 12 transfers each contract year)	$10	$10	$10

Sales Charge made from purchase payments	No charge	No charge	No charge

Surrender Charges

A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.

	7% of surrender value in the first year to 0% in the fourth year	7% of surrender value in the first year to 0% in the fourth year	No charge

State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%

Optional Death Benefits
These annual charges are the following percentages of the optional death benefit amounts:
Annual Stepped-up Death Benefit	0.10% to 0.25%	0.10% to 0.25%	0.10% to 0.25%
Combo Death Benefit	NA	NA	0.65% to 1.50%
Guaranteed Minimum Death Benefit Rider:
GMDBR80 Plus (1)	0.25% to 0.30%	0.25% to 0.30%	0.25% to 0.30%
GMDBR85 Plus (1)	0.45%	0.45%	0.45%
5% GMDBR80 Plus (1)	0.45%	0.45%	0.45%
5% GMDBR85 Plus (1)	0.70%	0.70%	0.70%
Annual Reset Death Benefit Rider:
ARDBR (1)	0.60%	0.60%	0.60%
ARDBR II at issue ages through 74 (1)	0.95% to 1.00%	NA	NA
ARDBR II at issue ages 75 through 78 (1)	1.10% to 1.15%	NA	NA
ARDBR 2009 (1)	1.00% to 1.40%	1.00% to 1.40%	1.00% to 1.40%
Premium Protection or Joint Premium Protection death benefit:
Issue ages through 70	0.10%	0.10%	0.10%
Issue ages 71 through 75	0.25%	0.25%	0.25%
Premium Protection Plus or Joint Premium Protection Plus death Benefit (1)	0.45% to 0.90%	0.45% to 0.90%	0.45% to 0.90%

Optional Enhanced Death Benefit (“GEB”)
These annual charges are the following percentages of average variable account value:
GEB at (issue ages through 70) / (issue ages 71 through 75)	0.15% / 0.30%	0.15% / 0.30%	0.15% / 0.30%
GEB “Plus” at (issue ages through 70) / (issue ages 71 through 75)	0.30% / 0.60%	0.30% / 0.60%	0.30% / 0.60%

Optional Guaranteed Minimum Income Benefit (“GMIB”)
This annual charge is the following percentage of guaranteed income base:
GMIB (1)	0.45%	0.45%	0.45%
GMIB Plus (1)	0.55%	0.55%	0.55%
GMIB Plus with Five Year Reset (1)	0.55%	0.55%	0.55%
GMIB Plus with Annual Reset (1)	0.70%	0.70%	0.70%
GMIB Plus with Five Year Reset II without investment restrictions (1)	1.25% to 1.55%	NA	NA
GMIB Plus with Five Year Reset II with investment restrictions (1)	0.95% to 1.40%	NA	NA
GMIB Plus with Annual Reset II without investment restrictions (1)	1.35% to 1.65%	NA	NA
GMIB Plus with Annual Reset II with investment restrictions (1)	1.05% to 1.50%	NA	NA
GMIB Plus with Annual Reset 2009 (1)	1.15% to 1.50%	1.15% to 1.50%	1.15% to 1.50%

Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”)
These annual charges are the following percentage of your GLWB base:
GLWB (1)	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB (1)	1.05% to 2.00%	1.05% to 2.00%	1.05% to 2.00%
GLWB 2011 (1)	NA	NA	0.95% to 2.00%
Joint GLWB 2011 (1)	NA	NA	1.20% to 2.40%
GLWB 2012 (1)	1.05% to 2.10%	1.05% to 2.10%	1.05% to 2.10%
Joint GLWB 2012 (1)	1.35% to 2.70%	1.35% to 2.70%	1.35% to 2.70%
GLWB Plus	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB Plus	1.25% to 2.50%	1.25% to 2.50%	1.25% to 2.50%
GLWB Preferred I.S.	NA	NA	0.95% to 2.00%
Joint GLWB Preferred I.S	NA	NA	1.25% to 2.50%

Optional Guaranteed Principal Access (“GPA”)
GPA with 8% guarantee (1)	0.50%	0.50%	0.50%
GPA with 7% guarantee (1)	0.40%	0.40%	0.40%

Optional Guaranteed Principal Protection (“GPP”)
These annual charges are the following percentage of average annual guaranteed principal amount:
GPP (1)	0.20% to 0.55%	0.25% to 0.55%	0.55%
GPP 2012	0.45% to 0.90%	0.45% to 0.90%	0.45% to 1.30%

(1)	No longer available for purchase.

The following basic charges are assessed through reduction of daily unit values:

	ONcore Lite II	ONcore Ultra II	ONcore Flex II
Mortality and Expense Risk Fees	1.15%	0.90% to 1.25%	1.35%
Administrative Expenses	0.35%	0.25%	0.35%

Total expenses	1.50%	1.15% to 1.50%	1.70%

The following charges are assessed through the redemption of units:

Annual Contract Fee Each year on the contract anniversary (or at the time of surrender of the contract). No charge if contract value exceeds $50,000.	$30	$30	$30
Transfer Fee – per transfer. (currently no charge for the first 12 transfers each contract year)	$10	$10	$10
Sales Charge made from purchase payments	No charge	No charge	No charge

Surrender Charges

A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.

	7% of surrender value in the first year to 0% in the fifth year	7% of surrender value in the first year to 0% in the fifth year	No charge

State Premium Taxes In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%
Optional Death Benefits These annual charges are the following percentages of the optional death benefit amounts:
Annual Stepped-up Death Benefit	0.25%	0.25%	0.25%
Combo Death Benefit	NA	0.65% to 1.50%	NA
Guaranteed Minimum Death Benefit Rider:
GMDBR80 Plus (1)	0.25% to 0.30%	0.25% to 0.30%	NA
GMDBR85 Plus (1)	0.45%	0.45%	NA
5% GMDBR80 Plus (1)	0.45%	0.45%	0.45%
5% GMDBR85 Plus (1)	0.70%	0.70%	NA
Annual Reset Death Benefit Rider:
ARDBR 2009 (1)	1.00% to 1.40%	1.00% to 1.40%	NA
ARDBR 2008 at issue ages through 74 (1)	0.95% to 1.00%	0.95% to 1.00%	NA
ARDBR 2008 at issue ages 75 through 78 (1)	1.10% to 1.15%	1.10% to 1.15%	NA
ARDBR (1)	0.60%	0.60%	NA
Premium Protection or Joint Premium Protection death benefit:
Issue ages through 70	0.10%	0.10%	0.10%
Issue ages 71 through 75	0.25%	0.25%	0.25%
Premium Protection Plus or Joint Premium Protection Plus death Benefit (1)	0.45% to 0.90%	0.45% to 0.90%	0.45% to 0.90%
Optional Enhanced Death Benefit (“GEB”) These annual charges are the following percentages of average variable account value:
GEB at (issue ages through 70) / (issue ages 71 through 75)	0.15% / 0.30%	0.15% / 0.30%	0.15% /0.30%
GEB “Plus” at (issue ages through 70) / (issue ages 71 through 75)	0.30% / 0.60%	0.30% / 0.60%	0.30% / 0.60%

Optional Guaranteed Minimum Income Benefit (“GMIB”)
This annual charge is the following percentage of guaranteed income base:
GMIB Plus with Annual Reset 2009 (1)	1.15% to 1.50%	1.15% to 1.50%	NA
GMIB Plus with Annual Reset 2008 without investment restrictions (1)	1.35% to 1.65%	1.35% to 1.65%	NA
GMIB Plus with Annual Reset 2008 with investment restrictions (1)	1.05% to 1.50%	1.05% to 1.50%	NA
GMIB Plus with Annual Reset (1)	0.70%	0.70%	NA

Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”)
These annual charges are the following percentage of your GLWB base:
GLWB (1)	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB (1)	1.05% to 2.00%	1.05% to 2.00%	1.05% to 2.00%
GLWB 2011 (1)	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB 2011 (1)	1.20% to 2.40%	1.20% to 2.40%	1.20% to 2.40%
GLWB 2012 (1)	1.05% to 2.10%	1.05% to 2.10%	1.05% to 2.10%
Joint GLWB 2012 (1)	1.35% to 2.70%	1.35% to 2.70%	1.35% to 2.70%
GLWB Plus	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB Plus	1.25% to 2.50%	1.25% to 2.50%	1.25% to 2.50%
GLWB Preferred I.S.	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB Preferred I.S	1.25% to 2.50%	1.25% to 2.50%	1.25% to 2.50%

Optional Guaranteed Principal Protection (“GPP”)
These annual charges are the following percentage of average annual guaranteed principal amount:
GPP (1)	0.55%	0.55%	0.55%
GPP 2012	0.45% to 0.90%	0.45% to 1.30%	0.45% to 0.90%

(1)	No longer available for purchase.

The following basic charges are assessed through reduction of daily unit values:

	ONcore Premier II	ONcore Xtra II	ONcore Lite III
Mortality and Expense Risk Fees	1.05%	1.45%	1.35% to 1.45%
Administrative Expenses	0.25%	0.25%	0.25%
Total expenses	1.30%	1.70%	1.60% to 1.70%

The following charges are assessed through the redemption of units:

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract). No charge if contract value exceeds $50,000.	$30	$30	$30
Transfer Fee – per transfer. (currently no charge for the first 12 transfers each contract year)	$10	$10	$10

Sales Charge made from purchase payments	No charge	No charge	No charge

Surrender Charges

A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.

	7% of surrender value in the first year to 0% in the eighth year	9% of surrender value in the first year to 0% in the tenth year	8% of surrender value in the first year to 0% in the fifth year

State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%

Optional Death Benefits
These annual charges are the following percentages of the optional death benefit amounts:
Annual Stepped-up Death Benefit	0.25%	0.25%	0.25%
Combo Death Benefit	0.65% to 1.50%	0.65% to 1.50%	0.65% to 1.50%
Guaranteed Minimum Death Benefit Rider:
5% GMDBR80 Plus (1)	0.45%	0.45%	0.45%
Premium Protection or Joint Premium Protection death benefit:
Issue ages through 70	0.10%	0.10%	0.10%
Issue ages 71 through 75	0.25%	0.25%	0.25%
Premium Protection Plus or Joint Premium Protection Plus death Benefit (1)	0.45% to 0.90%	0.45% to 0.90%	0.45% to 0.90%

Optional Enhanced Death Benefit (“GEB”)
These annual charges are the following percentages of average variable account value:
GEB at (issue ages through 70) / (issue ages 71 through 75)	0.15% / 0.30%	0.15% / 0.30%	0.15% / 0.30%
GEB “Plus” at (issue ages through 70) / (issue ages 71 through 75)	0.30% / 0.60%	0.30% / 0.60%	0.30% / 0.60%

Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”)
These annual charges are the following percentage of your GLWB base:
GLWB (1)	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB (1)	1.05% to 2.00%	1.05% to 2.00%	1.05% to 2.00%
GLWB 2011 (1)	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB 2011 (1)	1.20% to 2.40%	1.20% to 2.40%	1.20% to 2.40%
GLWB 2012 (1)	1.05% to 2.10%	1.05% to 2.10%	1.05% to 2.10%
Joint GLWB 2012 (1)	1.35% to 2.70%	1.35% to 2.70%	1.35% to 2.70%
GLWB Plus	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB Plus	1.25% to 2.50%	1.25% to 2.50%	1.25% to 2.50%
GLWB Preferred I.S.	0.95% to 2.00%	NA	0.95% to 2.00%
Joint GLWB Preferred I.S	1.25% to 2.50%	NA	1.25% to 2.50%

Optional Guaranteed Principal Protection (“GPP”)
These annual charges are the following percentage of average annual guaranteed principal amount:
GPP (1)	0.55%	0.55%	0.55%
GPP 2012	0.45% to 1.30%	0.45% to 1.30%	0.45% to 1.30%

(1)	No longer available for purchase.

The following basic charges are assessed through reduction of daily unit values:

	ONcore Premier WF7	ONcore Premier WF 4
Mortality and Expense Risk Fees	1.05%	1.05% to 1.55%
Administrative Expenses	0.25%	0.25%

Total expenses	1.30%	1.30% to 1.80%

The following charges are assessed through the redemption of units:

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract). No charge if contract value exceeds $50,000.	$30	$30

Transfer Fee – per transfer. (currently no charge for the first 12 transfers each contract year)	$10	$10

Sales Charge made from purchase payments	No charge	No charge

Surrender Charges

A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.

	8% of surrender value in the first year to 0% in the eighth year	8% of surrender value in the first year to 0% in the fifth year

State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%

Optional Death Benefits
These annual charges are the following percentages of the optional death benefit amounts:
Annual Stepped-up Death Benefit	0.25%	0.25%
Combo Death Benefit	0.65% to 1.50%	0.65% to 1.50%
Guaranteed Minimum Death Benefit Rider 5% GMDBR80 Plus (1)	0.45%	0.45%
Premium Protection or Joint Premium Protection death benefit:
Issue ages through 70	0.10%	0.10%
Issue ages 71 through 75	0.25%	0.25%
Premium Protection Plus or Joint Premium Protection Plus death benefit (1)	0.45% to 0.90%	0.45% to 0.90%

Optional Enhanced Death Benefit (“GEB”)
These annual charges are the following percentages of average variable account value:
GEB at (issue ages through 70) / (issue ages 71 through 75)	0.15% / 0.30%	0.15% / 0.30%
GEB “Plus” at (issue ages through 70) / (issue ages 71 through 75)	0.30% / 0.60%	0.30% / 0.60%

Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”)
These annual charges are the following percentage of your GLWB base:
GLWB 2011 (1)	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB 2011 (1)	1.20% to 2.40%	1.20% to 2.40%
GLWB 2012 (1)	1.05% to 2.10%	1.05% to 2.10%
Joint GLWB 2012 (1)	1.35% to 2.70%	1.35% to 2.70%
GLWB Plus	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB Plus	1.25% to 2.50%	1.25% to 2.50%
GLWB Preferred I.S.	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB Preferred I.S	1.25% to 2.50%	1.25% to 2.50%

Optional Guaranteed Principal Protection (“GPP”)
These annual charges are the following percentage of average annual guaranteed principal amount:
GPP (1)	0.55%	0.55%
GPP 2012	0.45% to 1.30%	0.45% to 1.30%

(1)	No longer available for purchase.

The following basic charges are assessed through reduction of daily unit values:

	ONcore Select 7	ONcore Select 4
Mortality and Expense Risk Fees	1.15%	1.15% to 1.55%
Administrative Expenses	0.25%	0.25%

Total expenses	1.40%	1.40% to 1.80%

The following charges are assessed through the redemption of units:

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract). No charge if contract value exceeds $50,000.	$30	$30
Transfer Fee – per transfer. (currently no charge for the first 12 transfers each contract year)	$10	$10

Sales Charge made from purchase payments	No charge	No charge

Surrender Charges

A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.

	8% of surrender value in the first year to 0% in the eighth year	8% of surrender value in the first year to 0% in the fifth year

State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%

Optional Death Benefits
These annual charges are the following percentages of the optional death benefit amounts:
Annual Stepped-up Death Benefit	0.25%	0.25%
Combo Death Benefit	0.65% to 1.50%	0.65% to 1.50%
Premium Protection or Joint Premium Protection death benefit:
Issue ages through 70	0.10%	0.10%
Issue ages 71 through 75	0.25%	0.25%

Optional Enhanced Death Benefit (“GEB”)
These annual charges are the following percentages of average variable account value:
GEB at (issue ages through 70) / (issue ages 71 through 75)	0.15% / 0.30%	0.15% / 0.30%
GEB “Plus” at (issue ages through 70) / (issue ages 71 through 75)	0.30% / 0.60%	0.30% / 0.60%

Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”)
These annual charges are the following percentage of your GLWB base:
GLWB Plus	1.05% to 2.10%	1.05% to 2.10%
Joint GLWB Plus	1.35% to 2.70%	1.35% to 2.70%
GLWB Preferred I.S.	1.20% to 2.00%	1.20% to 2.00%
Joint GLWB Preferred I.S	1.40% to 2.50%	1.40% to 2.50%

Optional Guaranteed Principal Protection (“GPP”)
These annual charges are the following percentage of average annual guaranteed principal amount:
GPP 2012	0.65% to 1.30%	0.65% to 1.30%

Further information regarding fees, terms, and availability is provided in the prospectus for each of the products listed.

(3)	Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the operations of ONLIC, which is taxed as an insurance company under the Internal Revenue Code. Taxes are the responsibility of the contract owner upon surrender or withdrawal. No Federal income taxes are payable under the present law on dividend income or capital gains distribution from the Fund shares held in the Account or on capital gains realized by the Account upon redemption of the Fund shares. Accordingly, ONLIC does not provide for income taxes within the Account.

(4)	Fund Mergers and Replacements

Effective February 26, 2016, the Money Market Portfolio of Ohio National Fund, Inc. was liquidated and replaced with the Fidelity VIP Government Money Market Portfolio (Service Class) of the Fidelity Variable Insurance Products Fund.

(5)	Investments

In accordance with FASB ASC 820, Fair Value Measurements and Disclosures, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses a market approach as the calculation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The Account categorizes its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

Level 1:

Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in privately-traded registered mutual funds with readily determinable NAV. The Account has the ability to redeem its interest in the funds with the investee at NAV daily.

Level 2:

Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3:

Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The following summarizes the fair value as of December 31, 2017:

	Level 1	Level 2	Level 3	Total
Separate Account Investments*	$21,788,377,334	$0	$0	$21,788,377,334

*	Refer to Note 1.B. for listing of individual Separate Account Investments.

The Account’s policy is to recognize transfers between fair value hierarchy levels at the reporting period end.

There were no transfers into, or out of, Level 1, Level 2, or Level 3 for the period ended December 31, 2017.

The cost of purchases and proceeds from sales of investments for the period ended December 31, 2017 were as follows:

	Purchases	Sales
Ohio National Fund, Inc.:
Equity Subaccount	$8,928,141	$425,856,257
Bond Subaccount	31,915,974	29,361,341
Omni Subaccount	6,183,387	5,896,605
ON International Equity Subaccount	12,270,595	30,228,385
Capital Appreciation Subaccount	7,645,094	94,584,980
ON Foreign Subaccount	8,885,226	9,668,480
Aggressive Growth Subaccount	9,918,240	11,727,599
Small Cap Growth Subaccount	12,384,056	151,422,771
Mid Cap Opportunity Subaccount	3,333,474	10,421,722
S&P 500® Index Subaccount	83,951,119	416,753,809
Strategic Value Subaccount	21,581,343	412,920,573
High Income Bond Subaccount	14,247,801	219,329,031
ClearBridge Small Cap Subaccount	22,675,348	207,982,641
Nasdaq-100® Index Subaccount	48,330,660	39,526,971
Bristol Subaccount	14,878,267	169,338,612
Bryton Growth Subaccount	2,417,382	69,650,289
Balanced Subaccount	78,080,464	516,805,507
S&P MidCap 400® Index Subaccount	17,365,337	12,103,368
Bristol Growth Subaccount	5,249,784	109,041,535
Risk Managed Balanced Subaccount	80,303,367	59,693,844
ON Conservative Model Subaccount	116,153,305	21,853,424
ON Moderately Conservative Model Subaccount	354,173,573	50,373,981
ON Balanced Model Subaccount	1,601,958,431	173,936,133
ON Moderate Growth Model Subaccount	2,639,679,490	243,648,575
ON Growth Model Subaccount	538,776,129	52,242,329
Fidelity® Variable Insurance Products Fund - Initial Class:
VIP Growth Subaccount	72,629	79,191
VIP Equity-Income Subaccount	36,024	55,879
VIP High Income Subaccount	2,441	3,487
Fidelity® Variable Insurance Products Fund - Service Class:
VIP Government Money Market Subaccount	65,363,727	89,382,726
Fidelity® Variable Insurance Products Fund - Service Class 2:
VIP Mid Cap Subaccount	49,419,926	244,641,414
VIP Contrafund® Subaccount	64,096,648	83,158,557
VIP Growth Subaccount	35,205,813	19,199,203
VIP Equity-Income Subaccount	31,786,754	40,361,862
VIP Real Estate Subaccount	21,216,732	110,453,636
VIP Target Volatility Subaccount	92,754,904	36,855,953
Janus Aspen Series - Institutional Shares:
Janus Henderson Research Subaccount	66,468	805,704
Janus Henderson Overseas Subaccount	32,345	222,284
Janus Henderson Global Research Subaccount	31,181	304,344
Janus Henderson Balanced Subaccount	205,413	1,488,482
Janus Aspen Series - Service Shares:
Janus Henderson Research Subaccount	2,562,803	4,003,381
Janus Henderson Global Research Subaccount	4,975,343	6,101,225
Janus Henderson Balanced Subaccount	89,825,236	36,703,740
Janus Henderson Overseas Subaccount	17,048,792	35,489,318
Janus Henderson U.S. Low Volatility Subaccount	188,019,318	138,961,530
Janus Henderson Flexible Bond Subaccount	11,708,407	7,802,034
Legg Mason Partners Variable Equity Trust - Class I:
ClearBridge Variable Dividend Strategy Subaccount	12,975,850	15,936,748
ClearBridge Variable Large Cap Value Subaccount	22,464,363	15,252,913
QS Legg Mason Dynamic Multi-Strategy VIT Subaccount	107,508,850	255,759,555
Legg Mason Partners Variable Income Trust - Class II:
Western Asset Core Plus VIT Subaccount	40,075,430	501,540,290
Wells Fargo Variable Trust:
Opportunity Subaccount	300,974	221,756
Discovery Subaccount	185,047	522,733
Morgan Stanley Variable Insurance Fund, Inc. - Class I:
VIF Core Plus Fixed Income Subaccount	37,130	198,388
VIF U.S. Real Estate Subaccount	178,979	268,225

	Purchases	Sales
Morgan Stanley Variable Insurance Fund, Inc. - Class II:
VIF Core Plus Fixed Income Subaccount	24,128,625	18,566,988
VIF U.S. Real Estate Subaccount	13,515,520	15,511,502
VIF Growth Subaccount	31,549,445	12,224,116
Goldman Sachs Variable Insurance Trust - Institutional Shares:
Large Cap Value Subaccount	23,967,159	70,081,778
U.S. Equity Insights Subaccount	5,165,026	6,398,971
Strategic Growth Subaccount	1,148,232	1,932,790
Goldman Sachs Variable Insurance Trust - Service Shares:
Large Cap Value Subaccount	18,095,322	192,963,370
U.S. Equity Insights Subaccount	12,422,442	4,486,612
Strategic Growth Subaccount	5,708,043	3,779,372
Global Trends Allocation Subaccount	25,678,196	20,474,966
Lazard Retirement Series, Inc. - Service Shares:
Emerging Markets Equity Subaccount	37,528,655	222,753,063
U.S. Small-Mid Cap Equity Subaccount	6,718,901	9,523,397
U.S. Strategic Equity Subaccount	1,060,859	921,766
International Equity Subaccount	85,584,739	545,170,833
Global Dynamic Multi Asset Subaccount	97,740,250	50,357,214
The Prudential Series Fund, Inc. - Class II:
Jennison 20/20 Focus Subaccount	3,092,553	24,632,447
Jennison Subaccount	12,715,950	7,237,647
J.P. Morgan Insurance Trust - Class I:
Small Cap Core Subaccount	23,025,342	15,781,467
Mid Cap Value Subaccount	41,786,877	51,193,583
AB Variable Product Series Fund, Inc. - Class B:
VPS Growth & Income Subaccount	4,025,850	671,169
VPS Small Cap Growth Subaccount	6,619,068	995,662
VPS Dynamic Asset Allocation Subaccount	25,126,578	40,569,844
VPS Global Risk Allocation-Moderate Subaccount	26,371,100	15,853,040
MFS® Variable Insurance Trust - Service Class:
New Discovery Subaccount	2,579,895	3,554,182
Mid Cap Growth Subaccount	11,862,937	9,870,315
Total Return Subaccount	73,039,425	14,726,596
MFS® Variable Insurance Trust II - Service Class:
Massachusetts Investors Growth Stock Subaccount	5,157,930	3,058,501
PIMCO Variable Insurance Trust - Administrative Shares:
Real Return Subaccount	56,213,581	304,942,347
Total Return Subaccount	83,755,651	345,409,758
Global Bond Subaccount	10,354,317	14,391,718
CommodityRealReturn® Strategy Subaccount	6,464,338	5,705,094
Global Diversified Allocation Subaccount	204,981,886	106,958,998
Short-Term Subaccount	17,815,121	18,123,941
Low Duration Subaccount	14,749,057	119,289,954
Calvert Variable Products, Inc.:
VP S&P 500 Index Subaccount	8,495	3,670
Dreyfus Variable Investment Fund - Service Shares:
Appreciation Subaccount	5,534,107	6,954,451
Royce Capital Fund - Investment Class:
Small-Cap Subaccount	15,528,488	32,457,734
Micro-Cap Subaccount	12,510,758	14,506,633
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. Comstock Series I Subaccount	1,634	8,564
Invesco V.I. International Growth Series II Subaccount	16,159,299	12,634,601
Invesco V.I. Balanced-Risk Allocation Series II Subaccount	124,377,702	81,179,160
Neuberger Berman Advisers Management Trust - S Class:
AMT Mid Cap Intrinsic Value Subaccount	8,108,715	14,018,094
Franklin Templeton Variable Insurance Products Trust - Class 2:
Franklin Income VIP Subaccount	8,402,323	17,376,378
Franklin Flex Cap Growth VIP Subaccount	533,643	2,796,104
Templeton Foreign VIP Subaccount	5,447,986	112,830,797
Franklin Templeton Variable Insurance Products Trust - Class 5:
Franklin VolSmart Allocation VIP Subaccount	65,253,004	26,071,401

	Purchases	Sales
Franklin Templeton Variable Insurance Products Trust - Class 4:
Franklin Income VIP Subaccount	20,114,289	19,894,847
Franklin Flex Cap Growth VIP Subaccount	2,672,253	5,105,155
Templeton Foreign VIP Subaccount	19,013,466	376,849,067
Franklin Founding Funds Allocation VIP Subaccount	8,227,625	7,850,966
Federated Insurance Series:
Kaufmann Fund II Service Shares Subaccount	14,286,797	10,931,827
Managed Volatility Fund II Subaccount	67,969,605	80,672,386
Managed Tail Risk Fund II Service Shares Subaccount	3,640,092	14,650,765
Managed Tail Risk Fund II Primary Shares Subaccount	4,564,590	3,903,262
Ivy Variable Insurance Portfolios:
VIP Asset Strategy Subaccount	8,449,093	50,770,972
VIP Natural Resources Subaccount	10,282,211	14,164,480
VIP Science and Technology Subaccount	26,581,731	21,086,628
Northern Lights Variable Trust - Class 2:
TOPS® Managed Risk Balanced ETF Subaccount	34,788,579	72,874,725
TOPS® Managed Risk Moderate Growth ETF Subaccount	36,758,978	111,352,364
TOPS® Managed Risk Growth ETF Subaccount	26,037,146	98,410,165
Northern Lights Variable Trust - Class 3:
TOPS® Managed Risk Balanced ETF Subaccount	15,970,787	7,812,585
TOPS® Managed Risk Moderate Growth ETF Subaccount	27,531,899	12,297,783
TOPS® Managed Risk Growth ETF Subaccount	15,622,361	4,515,898

Totals	$8,223,570,040	$8,702,237,783

(6)	Financial Highlights

The following is a summary of accumulation units, value per unit, fair value, expenses, total returns, and investment income ratios for each period ended December 31. The fair value indicated in the Financial Highlights represents the portion of contract owners’ equity for contracts in the accumulation period only, and excludes the portion of contract owners’ equity related to annuity reserves for contracts in the payment period. As such, fair value presented below equals the contract owners’ equity for Contracts in Accumulation Period as noted in the Statements of Assets and Contract Owners’ Equity, but may not agree to the total contract owner’s equity as presented in the Statements of Changes in Contract Owner’s Equity. Some of the information is presented as a range of minimum to maximum values. The range is determined by identifying the lowest and the highest expense rates during each period presented for the products with units outstanding at the end of each period, and presenting the expenses, values per unit, and total returns that correspond to those products. Accordingly, some individual contract or product attributes may not be within the range presented.

			Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****
Ohio National Fund, Inc.:	Equity Subaccount	2017	9,054,104	$13.59 to $19.11	$150,707,561	0.65% to 1.80%	12.64% to 13.92%	0.00%
Ohio National Fund, Inc.:	Equity Subaccount	2016	37,369,931	$11.93 to $16.97	$527,646,464	0.65% to 1.80%	10.72% to 11.98%	0.00%
Ohio National Fund, Inc.:	Equity Subaccount	2015	37,727,018	$10.65 to $15.32	$480,204,182	0.65% to 1.80%	-5.39% to -4.31%	0.62%
Ohio National Fund, Inc.:	Equity Subaccount	2014	34,205,313	$11.13 to $16.20	$458,475,245	0.65% to 1.80%	12.05% to 13.33%	0.61%
Ohio National Fund, Inc.:	Equity Subaccount	2013	13,471,858	$9.82 to $17.39	$166,430,176	0.65% to 1.70%	35.39% to 36.80%	0.88%
Ohio National Fund, Inc.:	Money Market Subaccount (note 4)	2015	16,654,502	$9.21 to $10.14	$187,338,533	0.65% to 1.80%	-1.77% to -0.65%	0.00%
Ohio National Fund, Inc.:	Money Market Subaccount (note 4)	2014	14,677,600	$9.38 to $10.21	$167,669,473	0.65% to 1.80%	-1.77% to -0.65%	0.00%
Ohio National Fund, Inc.:	Money Market Subaccount (note 4)	2013	19,504,529	$9.43 to $10.28	$225,949,603	0.65% to 1.70%	-1.67% to -0.65%	0.00%
Ohio National Fund, Inc.:	Bond Subaccount	2017	7,943,054	$11.36 to $14.90	$151,580,255	0.65% to 1.80%	4.30% to 5.48%	0.00%
Ohio National Fund, Inc.:	Bond Subaccount	2016	7,694,283	$10.89 to $14.12	$140,264,997	0.65% to 1.80%	5.99% to 7.20%	0.00%
Ohio National Fund, Inc.:	Bond Subaccount	2015	7,967,006	$10.27 to $13.17	$137,077,961	0.65% to 1.80%	-3.78% to -2.68%	0.00%
Ohio National Fund, Inc.:	Bond Subaccount	2014	7,852,623	$10.68 to $13.54	$140,244,564	0.65% to 1.80%	4.01% to 5.20%	0.00%
Ohio National Fund, Inc.:	Bond Subaccount	2013	7,617,645	$10.26 to $12.87	$130,614,909	0.65% to 1.80%	-3.66% to -2.56%	0.00%
Ohio National Fund, Inc.:	Omni Subaccount	2017	2,447,963	$18.37 to $22.83	$50,385,326	0.65% to 1.80%	18.92% to 20.28%	0.00%
Ohio National Fund, Inc.:	Omni Subaccount	2016	2,358,202	$18.54 to $18.98	$41,345,070	0.65% to 1.70%	8.39% to 9.52%	0.00%
Ohio National Fund, Inc.:	Omni Subaccount	2015	1,809,171	$17.10 to $27.50	$30,725,848	0.90% to 1.70%	0.44% to 1.24%	1.09%
Ohio National Fund, Inc.:	Omni Subaccount	2014	937,616	$17.03 to $27.16	$18,747,997	0.90% to 1.70%	10.25% to 11.12%	0.93%
Ohio National Fund, Inc.:	Omni Subaccount	2013	1,041,092	$15.44 to $24.44	$18,924,616	0.90% to 1.70%	28.35% to 29.37%	1.03%
Ohio National Fund, Inc.:	ON International Equity Subaccount	2017	11,342,889	$10.43 to $11.48	$140,991,621	0.65% to 1.80%	24.59% to 26.01%	0.00%
Ohio National Fund, Inc.:	ON International Equity Subaccount	2016	12,735,929	$9.11 to $11.42	$126,287,790	0.65% to 1.70%	-6.47% to -5.49%	0.00%
Ohio National Fund, Inc.:	ON International Equity Subaccount	2015	13,325,047	$8.96 to $9.64	$140,713,981	0.65% to 1.80%	-2.16% to -1.04%	0.00%
Ohio National Fund, Inc.:	ON International Equity Subaccount	2014	14,435,250	$9.15 to $9.74	$154,852,397	0.65% to 1.80%	-11.05% to -10.04%	0.00%
Ohio National Fund, Inc.:	ON International Equity Subaccount	2013	13,865,847	$10.29 to $10.83	$166,603,847	0.65% to 1.80%	9.71% to 10.96%	0.00%
Ohio National Fund, Inc.:	Capital Appreciation Subaccount	2017	2,422,796	$18.24 to $75.62	$96,185,705	0.90% to 1.80%	13.77% to 14.78%	0.00%
Ohio National Fund, Inc.:	Capital Appreciation Subaccount	2016	4,910,525	$16.03 to $19.72	$165,835,003	0.65% to 1.80%	12.63% to 13.92%	0.00%
Ohio National Fund, Inc.:	Capital Appreciation Subaccount	2015	13,589,622	$14.23 to $17.31	$393,541,239	0.65% to 1.80%	-3.79% to -2.69%	0.74%
Ohio National Fund, Inc.:	Capital Appreciation Subaccount	2014	13,641,897	$14.79 to $17.78	$409,496,063	0.65% to 1.80%	6.62% to 7.84%	0.59%
Ohio National Fund, Inc.:	Capital Appreciation Subaccount	2013	3,469,708	$13.87 to $16.49	$102,950,748	0.65% to 1.80%	32.13% to 33.64%	0.42%
Ohio National Fund, Inc.:	ON Foreign Subaccount	2017	3,105,100	$11.92 to $14.57	$66,482,352	0.65% to 1.80%	17.73% to 19.07%	0.00%
Ohio National Fund, Inc.:	ON Foreign Subaccount	2016	3,093,223	$10.12 to $12.24	$56,056,974	0.65% to 1.80%	-9.17% to -8.14%	0.00%
Ohio National Fund, Inc.:	ON Foreign Subaccount	2015	3,193,474	$11.14 to $13.32	$63,722,997	0.65% to 1.80%	7.52% to 8.75%	0.00%
Ohio National Fund, Inc.:	ON Foreign Subaccount	2014	2,888,901	$10.36 to $12.25	$53,909,720	0.65% to 1.80%	-10.41% to -9.38%	0.00%
Ohio National Fund, Inc.:	ON Foreign Subaccount	2013	2,907,963	$11.57 to $13.52	$60,584,819	0.65% to 1.80%	25.42% to 26.85%	0.00%
Ohio National Fund, Inc.:	Aggressive Growth Subaccount	2017	3,028,761	$21.02 to $26.95	$46,990,377	0.65% to 1.80%	25.43% to 26.85%	0.00%
Ohio National Fund, Inc.:	Aggressive Growth Subaccount	2016	3,099,352	$16.76 to $21.24	$38,344,098	0.65% to 1.80%	1.62% to 2.78%	0.00%
Ohio National Fund, Inc.:	Aggressive Growth Subaccount	2015	3,163,739	$20.34 to $20.67	$38,105,750	0.65% to 1.70%	8.30% to 9.43%	0.00%
Ohio National Fund, Inc.:	Aggressive Growth Subaccount	2014	2,347,399	$18.78 to $18.89	$26,676,833	0.65% to 1.70%	7.77% to 8.89%	0.00%
Ohio National Fund, Inc.:	Aggressive Growth Subaccount	2013	2,617,296	$17.34 to $17.43	$26,791,301	0.65% to 1.70%	29.24% to 30.59%	0.00%
Ohio National Fund, Inc.:	Small Cap Growth Subaccount	2017	4,391,117	$20.75 to $30.38	$83,139,273	0.65% to 1.80%	21.79% to 23.18%	0.00%
Ohio National Fund, Inc.:	Small Cap Growth Subaccount	2016	12,950,115	$17.03 to $24.67	$196,710,092	0.65% to 1.80%	4.52% to 5.71%	0.00%
Ohio National Fund, Inc.:	Small Cap Growth Subaccount	2015	13,736,168	$16.30 to $23.33	$198,072,962	0.65% to 1.80%	-1.96% to -0.84%	0.00%
Ohio National Fund, Inc.:	Small Cap Growth Subaccount	2014	11,690,936	$16.62 to $23.53	$171,043,171	0.65% to 1.80%	8.68% to 9.93%	0.00%
Ohio National Fund, Inc.:	Small Cap Growth Subaccount	2013	5,074,868	$15.30 to $21.41	$69,374,234	0.65% to 1.80%	42.72% to 44.35%	0.00%
Ohio National Fund, Inc.:	Mid Cap Opportunity Subaccount	2017	2,042,775	$17.74 to $19.58	$58,616,552	0.65% to 1.80%	24.86% to 26.28%	0.00%
Ohio National Fund, Inc.:	Mid Cap Opportunity Subaccount	2016	2,284,420	$14.21 to $15.50	$52,299,928	0.65% to 1.80%	-0.22% to 0.92%	0.00%
Ohio National Fund, Inc.:	Mid Cap Opportunity Subaccount	2015	2,550,387	$14.24 to $15.36	$58,385,262	0.65% to 1.80%	-6.73% to -5.66%	0.00%
Ohio National Fund, Inc.:	Mid Cap Opportunity Subaccount	2014	2,565,658	$15.27 to $16.28	$63,022,725	0.65% to 1.80%	9.54% to 10.79%	0.00%
Ohio National Fund, Inc.:	Mid Cap Opportunity Subaccount	2013	2,623,813	$13.94 to $14.70	$59,168,272	0.65% to 1.80%	30.12% to 31.60%	0.00%
Ohio National Fund, Inc.:	S&P 500® Index Subaccount	2017	20,407,923	$20.19 to $21.93	$526,571,444	0.65% to 1.80%	19.24% to 20.60%	0.00%
Ohio National Fund, Inc.:	S&P 500® Index Subaccount	2016	34,833,524	$16.93 to $18.18	$745,884,048	0.65% to 1.80%	9.49% to 10.74%	0.00%
Ohio National Fund, Inc.:	S&P 500® Index Subaccount	2015	16,797,902	$15.46 to $16.42	$329,130,624	0.65% to 1.80%	-0.87% to 0.26%	1.44%
Ohio National Fund, Inc.:	S&P 500® Index Subaccount	2014	15,603,554	$15.60 to $16.38	$306,836,004	0.65% to 1.80%	11.11% to 12.38%	1.39%
Ohio National Fund, Inc.:	S&P 500® Index Subaccount	2013	13,597,324	$14.04 to $14.57	$239,469,990	0.65% to 1.80%	29.42% to 30.89%	1.49%
Ohio National Fund, Inc.:	Strategic Value Subaccount	2017	4,837,144	$17.67 to $18.05	$97,371,977	0.65% to 1.80%	12.60% to 13.88%	0.00%
Ohio National Fund, Inc.:	Strategic Value Subaccount	2016	25,683,749	$15.52 to $16.03	$458,360,181	0.65% to 1.80%	8.92% to 10.16%	0.00%
Ohio National Fund, Inc.:	Strategic Value Subaccount	2015	18,122,578	$14.09 to $14.72	$295,233,932	0.65% to 1.80%	2.42% to 3.59%	2.88%
Ohio National Fund, Inc.:	Strategic Value Subaccount	2014	20,196,226	$13.60 to $14.37	$319,273,341	0.65% to 1.80%	10.42% to 11.68%	4.55%
Ohio National Fund, Inc.:	Strategic Value Subaccount	2013	26,994,690	$12.18 to $13.01	$384,518,294	0.65% to 1.80%	18.86% to 20.22%	3.07%
Ohio National Fund, Inc.:	High Income Bond Subaccount	2017	3,961,396	$13.28 to $19.70	$97,288,621	0.65% to 1.80%	5.08% to 6.27%	0.00%
Ohio National Fund, Inc.:	High Income Bond Subaccount	2016	12,758,128	$12.64 to $18.54	$291,735,298	0.65% to 1.80%	12.39% to 13.67%	0.00%
Ohio National Fund, Inc.:	High Income Bond Subaccount	2015	8,601,913	$11.25 to $16.31	$175,868,028	0.65% to 1.80%	-4.78% to -3.69%	0.00%
Ohio National Fund, Inc.:	High Income Bond Subaccount	2014	9,899,287	$11.81 to $16.94	$211,633,741	0.65% to 1.80%	0.95% to 2.11%	0.00%
Ohio National Fund, Inc.:	High Income Bond Subaccount	2013	13,724,307	$11.70 to $16.59	$288,437,907	0.65% to 1.80%	5.19% to 6.39%	0.00%
Ohio National Fund, Inc.:	ClearBridge Small Cap Subaccount	2017	1,963,553	$16.76 to $26.59	$90,336,247	0.65% to 1.80%	10.23% to 11.48%	0.00%
Ohio National Fund, Inc.:	ClearBridge Small Cap Subaccount	2016	6,330,937	$15.20 to $23.85	$260,437,330	0.65% to 1.80%	25.76% to 27.20%	0.00%
Ohio National Fund, Inc.:	ClearBridge Small Cap Subaccount	2015	2,527,734	$12.09 to $18.75	$83,882,596	0.65% to 1.80%	-4.19% to -3.09%	0.00%
Ohio National Fund, Inc.:	ClearBridge Small Cap Subaccount	2014	1,888,830	$12.62 to $19.35	$65,981,239	0.65% to 1.80%	0.64% to 1.79%	0.00%
Ohio National Fund, Inc.:	ClearBridge Small Cap Subaccount	2013	2,030,472	$12.54 to $19.01	$70,590,239	0.65% to 1.80%	27.96% to 29.42%	0.00%

			Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**		Investment Income Ratio****
Ohio National Fund, Inc.:	Nasdaq-100® Index Subaccount	2017	13,109,700	$25.67 to $36.54	$189,411,087	0.65% to 1.80%	30.07% to 31.55%		0.00%
Ohio National Fund, Inc.:	Nasdaq-100® Index Subaccount	2016	12,221,502	$19.74 to $27.78	$135,017,949	0.65% to 1.80%	4.81% to 6.01%		0.00%
Ohio National Fund, Inc.:	Nasdaq-100® Index Subaccount	2015	11,661,011	$18.83 to $26.20	$121,139,341	0.65% to 1.80%	7.21% to 8.44%		0.68%
Ohio National Fund, Inc.:	Nasdaq-100® Index Subaccount	2014	11,353,564	$17.56 to $24.16	$107,852,366	0.65% to 1.80%	16.67% to 18.00%		1.08%
Ohio National Fund, Inc.:	Nasdaq-100® Index Subaccount	2013	10,406,649	$15.05 to $20.48	$84,228,284	0.65% to 1.80%	33.57% to 35.10%		0.82%
Ohio National Fund, Inc.:	Bristol Subaccount	2017	2,153,434	$21.28 to $23.69	$63,050,935	0.65% to 1.80%	23.60% to 25.00%		0.00%
Ohio National Fund, Inc.:	Bristol Subaccount	2016	8,282,736	$17.22 to $18.95	$194,339,676	0.65% to 1.80%	9.80% to 11.05%		0.00%
Ohio National Fund, Inc.:	Bristol Subaccount	2015	9,561,638	$15.68 to $17.07	$203,350,753	0.65% to 1.80%	2.24% to 3.41%		0.49%
Ohio National Fund, Inc.:	Bristol Subaccount	2014	10,529,304	$15.34 to $16.51	$217,820,645	0.65% to 1.80%	11.87% to 13.15%		0.38%
Ohio National Fund, Inc.:	Bristol Subaccount	2013	11,783,687	$13.71 to $14.59	$216,883,359	0.65% to 1.80%	38.72% to 40.30%		0.47%
Ohio National Fund, Inc.:	Bryton Growth Subaccount	2017	1,367,721	$20.32 to $21.17	$28,032,135	0.65% to 1.70%	19.55% to 20.79%		0.00%
Ohio National Fund, Inc.:	Bryton Growth Subaccount	2016	5,067,518	$13.38 to $16.82	$86,942,128	0.65% to 1.80%	2.69% to 3.87%		0.00%
Ohio National Fund, Inc.:	Bryton Growth Subaccount	2015	9,074,165	$13.03 to $16.20	$150,956,801	0.65% to 1.80%	-5.94% to -4.87%		0.00%
Ohio National Fund, Inc.:	Bryton Growth Subaccount	2014	9,531,285	$13.85 to $17.02	$167,557,252	0.65% to 1.80%	4.29% to 5.49%		0.00%
Ohio National Fund, Inc.:	Bryton Growth Subaccount	2013	10,065,360	$13.28 to $16.14	$168,738,212	0.65% to 1.80%	38.24% to 39.82%		0.00%
Ohio National Fund, Inc.:	Balanced Subaccount	2017	29,490,153	$14.20 to $17.57	$555,066,632	0.65% to 1.80%	8.97% to 10.21%		0.00%
Ohio National Fund, Inc.:	Balanced Subaccount	2016	52,252,447	$13.03 to $15.94	$921,117,119	0.65% to 1.80%	2.73% to 3.91%		0.00%
Ohio National Fund, Inc.:	Balanced Subaccount	2015	49,052,777	$12.68 to $15.35	$840,014,109	0.65% to 1.80%	-0.33% to 0.81%		1.29%
Ohio National Fund, Inc.:	Balanced Subaccount	2014	46,526,004	$12.72 to $15.22	$803,897,457	0.65% to 1.80%	4.12% to 5.31%		1.46%
Ohio National Fund, Inc.:	Balanced Subaccount	2013	14,149,173	$12.22 to $14.45	$230,430,723	0.65% to 1.80%	13.23% to 14.52%		1.24%
Ohio National Fund, Inc.:	S&P MidCap 400® Index Subaccount	2017	3,235,640	$16.71 to $16.96	$54,838,634	0.65% to 1.80%	13.44% to 14.73%		0.00%
Ohio National Fund, Inc.:	S&P MidCap 400® Index Subaccount	2016	2,870,108	$14.57 to $14.95	$42,538,926	0.65% to 1.80%	7.55% to 8.78%		0.00%
Ohio National Fund, Inc.:	S&P MidCap 400® Index Subaccount	2015	3,207,584	$13.39 to $18.80	$43,908,922	0.65% to 1.70%	-4.86% to -3.87%		1.36%
Ohio National Fund, Inc.:	S&P MidCap 400® Index Subaccount	2014	3,668,362	$13.93 to $14.63	$52,498,500	0.65% to 1.80%	5.54% to 6.75%		1.60%
Ohio National Fund, Inc.:	S&P MidCap 400® Index Subaccount	2013	3,746,231	$13.05 to $13.86	$50,424,303	0.65% to 1.80%	34.30% to 35.83%		0.82%
Ohio National Fund, Inc.:	Bristol Growth Subaccount	2017	865,290	$21.04 to $23.05	$18,825,228	0.65% to 1.80%	27.42% to 28.87%		0.00%
Ohio National Fund, Inc.:	Bristol Growth Subaccount	2016	6,413,652	$16.51 to $17.89	$110,068,598	0.65% to 1.80%	5.84% to 7.05%		0.00%
Ohio National Fund, Inc.:	Bristol Growth Subaccount	2015	6,713,624	$15.60 to $16.71	$108,295,223	0.65% to 1.80%	3.85% to 5.04%		0.40%
Ohio National Fund, Inc.:	Bristol Growth Subaccount	2014	7,548,477	$15.02 to $15.91	$116,539,937	0.65% to 1.80%	10.03% to 11.29%		0.30%
Ohio National Fund, Inc.:	Bristol Growth Subaccount	2013	8,255,633	$13.65 to $14.30	$115,182,347	0.65% to 1.80%	36.17% to 37.72%		0.40%
Ohio National Fund, Inc.:	Risk Managed Balanced Subaccount	2017	26,903,101	$12.22 to $12.74	$334,097,796	0.65% to 1.80%	15.56% to 16.87%		0.00%
Ohio National Fund, Inc.:	Risk Managed Balanced Subaccount	2016	24,661,794	$10.57 to $10.90	$263,866,076	0.65% to 1.80%	1.92% to 3.08%		0.00%
Ohio National Fund, Inc.:	Risk Managed Balanced Subaccount	2015	14,258,313	$10.37 to $10.57	$148,964,082	0.65% to 1.80%	-3.06% to -1.96%		0.45%
Ohio National Fund, Inc.:	Risk Managed Balanced Subaccount	2014	3,106,380	$10.70 to $10.78	$33,332,498	0.65% to 1.80%	7.02%(a) to 7.83%	(b)	0.00%
Ohio National Fund, Inc.:	ON Conservative Model Subaccount	2017	9,560,415	$10.38 to $10.47	$99,607,792	0.65% to 1.80%	3.76%(a) to 4.74%	(b)	0.00%
Ohio National Fund, Inc.:	ON Moderately Conservative Model Subaccount	2017	30,821,390	$10.54 to $10.63	$326,069,255	0.65% to 1.70%	5.42%(a) to 6.33%	(b)	0.00%
Ohio National Fund, Inc.:	ON Balanced Model Subaccount	2017	145,873,775	$10.65 to $10.75	$1,560,463,861	0.65% to 1.80%	6.52%(a) to 7.52%	(b)	0.00%
Ohio National Fund, Inc.:	ON Moderate Growth Model Subaccount	2017	241,934,489	$10.89 to $10.99	$2,645,167,193	0.65% to 1.80%	8.89%(a) to 9.91%	(b)	0.00%
Ohio National Fund, Inc.:	ON Growth Model Subaccount	2017	49,272,055	$10.99 to $11.09	$543,733,572	0.65% to 1.80%	9.87%(a) to 10.91%	(b)	0.00%
Fidelity® Variable Insurance Products Fund - Initial Class:	VIP Growth Subaccount	2017	26,086	$40.00	$1,043,353	1.30%	33.41%		0.21%
Fidelity® Variable Insurance Products Fund - Initial Class:	VIP Growth Subaccount	2016	27,792	$29.98	$833,239	1.30%	-0.49%		0.04%
Fidelity® Variable Insurance Products Fund - Initial Class:	VIP Growth Subaccount	2015	31,297	$30.13	$942,958	1.30%	5.80%		0.26%
Fidelity® Variable Insurance Products Fund - Initial Class:	VIP Growth Subaccount	2014	33,884	$28.48	$964,948	1.30%	9.87%		0.18%
Fidelity® Variable Insurance Products Fund - Initial Class:	VIP Growth Subaccount	2013	39,769	$25.92	$1,030,825	1.30%	34.59%		0.28%
Fidelity® Variable Insurance Products Fund - Initial Class:	VIP Equity-Income Subaccount	2017	26,757	$33.44	$894,789	1.30%	11.45%		1.71%
Fidelity® Variable Insurance Products Fund - Initial Class:	VIP Equity-Income Subaccount	2016	28,035	$30.01	$841,235	1.30%	16.50%		2.33%
Fidelity® Variable Insurance Products Fund - Initial Class:	VIP Equity-Income Subaccount	2015	29,370	$25.76	$756,448	1.30%	-5.20%		3.19%
Fidelity® Variable Insurance Products Fund - Initial Class:	VIP Equity-Income Subaccount	2014	31,125	$27.17	$845,602	1.30%	7.32%		2.74%
Fidelity® Variable Insurance Products Fund - Initial Class:	VIP Equity-Income Subaccount	2013	36,104	$25.31	$913,931	1.30%	26.50%		2.57%
Fidelity® Variable Insurance Products Fund - Initial Class:	VIP High Income Subaccount	2017	2,303	$20.03	$46,129	1.30%	5.57%		5.24%
Fidelity® Variable Insurance Products Fund - Initial Class:	VIP High Income Subaccount	2016	2,450	$18.98	$46,482	1.30%	13.14%		5.28%
Fidelity® Variable Insurance Products Fund - Initial Class:	VIP High Income Subaccount	2015	2,952	$16.77	$49,510	1.30%	-4.86%		6.16%
Fidelity® Variable Insurance Products Fund - Initial Class:	VIP High Income Subaccount	2014	3,391	$17.63	$59,782	1.30%	-0.14%		5.17%
Fidelity® Variable Insurance Products Fund - Initial Class:	VIP High Income Subaccount	2013	4,115	$17.65	$72,642	1.30%	4.59%		5.79%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Government Money Market Subaccount (note 4)	2017	12,139,555	$8.95 to $10.08	$134,010,562	0.65% to 1.80%	-1.20% to -0.07%		0.56%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Government Money Market Subaccount (note 4)	2016	14,214,571	$9.06 to $10.09	$157,917,206	0.65% to 1.80%	-1.40%(a) to -0.45%	(b)	0.12%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Mid Cap Subaccount	2017	8,037,236	$17.04 to $23.58	$333,170,530	0.65% to 1.80%	18.41% to 19.76%		0.50%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Mid Cap Subaccount	2016	14,188,140	$14.39 to $19.69	$482,947,309	0.65% to 1.80%	9.94% to 11.20%		0.31%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Mid Cap Subaccount	2015	15,535,107	$13.09 to $17.71	$478,344,891	0.65% to 1.80%	-3.37% to -2.26%		0.25%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Mid Cap Subaccount	2014	16,518,300	$13.54 to $18.12	$525,306,447	0.65% to 1.80%	4.16% to 5.35%		0.02%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Mid Cap Subaccount	2013	17,379,809	$13.00 to $17.20	$531,159,993	0.65% to 1.80%	33.47% to 34.99%		0.28%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Contrafund® Subaccount	2017	19,643,273	$18.40 to $22.26	$507,737,950	0.65% to 1.80%	19.44% to 20.80%		0.77%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Contrafund® Subaccount	2016	21,434,880	$15.40 to $18.43	$461,906,302	0.65% to 1.80%	5.83% to 7.03%		0.60%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Contrafund® Subaccount	2015	24,152,170	$14.56 to $17.21	$489,104,435	0.65% to 1.80%	-1.36% to -0.23%		0.80%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Contrafund® Subaccount	2014	24,545,451	$14.76 to $17.25	$501,655,975	0.65% to 1.80%	9.68% to 10.93%		0.75%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Contrafund® Subaccount	2013	25,520,815	$13.45 to $15.55	$473,252,731	0.65% to 1.80%	28.64% to 30.11%		0.85%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Growth Subaccount	2017	6,396,124	$20.80 to $24.95	$105,336,562	0.65% to 1.80%	32.44% to 33.95%		0.08%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Growth Subaccount	2016	5,671,843	$15.70 to $18.62	$70,194,745	0.65% to 1.80%	-1.23% to -0.10%		0.00%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Growth Subaccount	2015	6,064,373	$15.90 to $18.64	$75,514,440	0.65% to 1.80%	5.01% to 6.21%		0.03%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Growth Subaccount	2014	5,983,880	$17.55 to $20.70	$70,217,704	0.65% to 1.70%	9.16% to 10.30%		0.00%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Growth Subaccount	2013	4,720,852	$15.91 to $18.96	$50,147,400	0.65% to 1.70%	33.73% to 35.12%		0.05%

			Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**		Investment Income Ratio****
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Equity-Income Subaccount	2017	8,379,648	$17.35 to $17.47	$189,551,889	0.65% to 1.80%	10.66% to 11.92%		1.48%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Equity-Income Subaccount	2016	8,987,344	$15.61 to $15.68	$182,681,930	0.65% to 1.80%	15.63% to 16.95%		2.39%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Equity-Income Subaccount	2015	8,612,556	$13.35 to $13.56	$150,472,859	0.65% to 1.80%	-5.93% to -4.86%		2.85%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Equity-Income Subaccount	2014	9,536,755	$14.03 to $14.42	$176,100,431	0.65% to 1.80%	6.56% to 7.78%		2.68%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Equity-Income Subaccount	2013	9,655,405	$13.02 to $13.53	$166,689,756	0.65% to 1.80%	25.57% to 27.00%		2.37%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Real Estate Subaccount	2017	3,043,517	$15.21 to $17.06	$49,779,297	0.65% to 1.80%	1.94% to 3.10%		1.54%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Real Estate Subaccount	2016	9,259,897	$14.92 to $16.54	$147,960,482	0.65% to 1.80%	3.60% to 4.78%		1.28%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Real Estate Subaccount	2015	9,912,352	$14.40 to $15.79	$151,883,177	0.65% to 1.80%	1.66% to 2.82%		1.63%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Real Estate Subaccount	2014	10,902,697	$14.17 to $15.36	$163,194,936	0.65% to 1.80%	27.51% to 28.96%		1.60%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Real Estate Subaccount	2013	12,455,049	$11.11 to $11.91	$145,423,781	0.65% to 1.80%	-0.19% to 0.96%		1.67%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Target Volatility Subaccount	2017	20,602,895	$13.42 to $14.18	$282,319,579	0.65% to 1.80%	14.24% to 15.54%		1.24%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Target Volatility Subaccount	2016	17,563,573	$11.74 to $12.27	$209,661,388	0.65% to 1.80%	3.20% to 4.38%		1.18%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Target Volatility Subaccount	2015	17,024,776	$11.38 to $11.75	$196,088,443	0.65% to 1.80%	-3.09% to -1.98%		1.25%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Target Volatility Subaccount	2014	10,220,588	$11.74 to $11.99	$120,985,847	0.65% to 1.80%	3.87% to 5.06%		1.36%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Target Volatility Subaccount	2013	4,859,488	$11.30 to $11.41	$55,152,314	0.65% to 1.80%	13.03%(a) to 14.14%	(b)	2.07%
Janus Aspen Series - Institutional Shares:	Janus Henderson Research Subaccount	2017	165,632	$18.19 to $22.97	$3,753,580	0.90% to 1.50%	26.00% to 26.74%		0.38%
Janus Aspen Series - Institutional Shares:	Janus Henderson Research Subaccount	2016	201,361	$14.36 to $18.23	$3,610,851	0.90% to 1.50%	-0.98% to -0.40%		0.53%
Janus Aspen Series - Institutional Shares:	Janus Henderson Research Subaccount	2015	229,642	$14.41 to $18.42	$4,156,979	0.90% to 1.50%	3.79% to 4.41%		0.61%
Janus Aspen Series - Institutional Shares:	Janus Henderson Research Subaccount	2014	294,795	$13.80 to $17.74	$5,123,173	0.90% to 1.50%	11.32% to 11.99%		0.37%
Janus Aspen Series - Institutional Shares:	Janus Henderson Research Subaccount	2013	324,749	$12.33 to $15.94	$5,068,049	0.90% to 1.50%	28.41% to 29.18%		0.78%
Janus Aspen Series - Institutional Shares:	Janus Henderson Overseas Subaccount	2017	45,989	$24.47 to $27.50	$1,172,250	0.90% to 1.50%	29.19% to 29.95%		1.65%
Janus Aspen Series - Institutional Shares:	Janus Henderson Overseas Subaccount	2016	53,941	$18.94 to $21.16	$1,061,899	0.90% to 1.50%	-7.84% to -7.29%		4.68%
Janus Aspen Series - Institutional Shares:	Janus Henderson Overseas Subaccount	2015	67,073	$20.55 to $22.82	$1,430,040	0.90% to 1.50%	-9.94% to -9.41%		0.59%
Janus Aspen Series - Institutional Shares:	Janus Henderson Overseas Subaccount	2014	76,779	$22.82 to $25.19	$1,810,930	0.90% to 1.50%	-13.18% to -12.66%		3.02%
Janus Aspen Series - Institutional Shares:	Janus Henderson Overseas Subaccount	2013	81,591	$26.28 to $28.85	$2,210,519	0.90% to 1.50%	12.87% to 13.54%		3.15%
Janus Aspen Series - Institutional Shares:	Janus Henderson Global Research Subaccount	2017	110,055	$15.63 to $18.06	$1,890,541	0.90% to 1.50%	25.16% to 25.90%		0.80%
Janus Aspen Series - Institutional Shares:	Janus Henderson Global Research Subaccount	2016	126,176	$12.41 to $14.43	$1,739,707	0.90% to 1.50%	0.56% to 1.15%		1.06%
Janus Aspen Series - Institutional Shares:	Janus Henderson Global Research Subaccount	2015	148,239	$12.27 to $14.35	$2,032,091	0.90% to 1.50%	-3.73% to -3.16%		0.65%
Janus Aspen Series - Institutional Shares:	Janus Henderson Global Research Subaccount	2014	156,482	$12.67 to $14.90	$2,235,527	0.90% to 1.50%	5.86% to 6.49%		1.08%
Janus Aspen Series - Institutional Shares:	Janus Henderson Global Research Subaccount	2013	175,177	$11.90 to $14.08	$2,369,258	0.90% to 1.50%	26.53% to 27.28%		1.20%
Janus Aspen Series - Institutional Shares:	Janus Henderson Balanced Subaccount	2017	148,108	$28.83 to $34.09	$4,803,832	0.90% to 1.50%	16.69% to 17.38%		1.58%
Janus Aspen Series - Institutional Shares:	Janus Henderson Balanced Subaccount	2016	190,919	$24.56 to $29.22	$5,312,875	0.90% to 1.50%	3.06% to 3.67%		2.20%
Janus Aspen Series - Institutional Shares:	Janus Henderson Balanced Subaccount	2015	213,639	$23.69 to $28.35	$5,780,296	0.90% to 1.50%	-0.87% to -0.28%		1.58%
Janus Aspen Series - Institutional Shares:	Janus Henderson Balanced Subaccount	2014	260,055	$23.76 to $28.60	$7,041,793	0.90% to 1.50%	6.90% to 7.54%		1.73%
Janus Aspen Series - Institutional Shares:	Janus Henderson Balanced Subaccount	2013	309,864	$22.09 to $26.75	$7,858,359	0.90% to 1.50%	18.38% to 19.08%		1.51%
Janus Aspen Series - Service Shares:	Janus Henderson Research Subaccount	2017	1,966,160	$18.95 to $22.76	$26,911,347	0.65% to 1.80%	25.31% to 26.73%		0.25%
Janus Aspen Series - Service Shares:	Janus Henderson Research Subaccount	2016	2,085,212	$15.12 to $17.96	$22,593,390	0.65% to 1.80%	-1.50% to -0.38%		0.38%
Janus Aspen Series - Service Shares:	Janus Henderson Research Subaccount	2015	2,561,539	$18.03 to $18.73	$27,902,225	0.65% to 1.70%	3.32% to 4.40%		0.47%
Janus Aspen Series - Service Shares:	Janus Henderson Research Subaccount	2014	2,455,344	$17.27 to $18.13	$25,771,683	0.65% to 1.70%	10.85% to 12.01%		0.22%
Janus Aspen Series - Service Shares:	Janus Henderson Research Subaccount	2013	2,574,074	$15.42 to $16.35	$24,252,652	0.65% to 1.70%	27.82% to 29.15%		0.66%
Janus Aspen Series - Service Shares:	Janus Henderson Global Research Subaccount	2017	3,258,742	$16.79 to $19.00	$34,853,240	0.65% to 1.70%	24.57% to 25.87%		0.69%
Janus Aspen Series - Service Shares:	Janus Henderson Global Research Subaccount	2016	3,404,625	$13.34 to $15.25	$28,795,837	0.65% to 1.70%	0.12% to 1.16%		0.94%
Janus Aspen Series - Service Shares:	Janus Henderson Global Research Subaccount	2015	3,928,438	$13.19 to $15.24	$32,915,613	0.65% to 1.70%	-4.16% to -3.16%		0.55%
Janus Aspen Series - Service Shares:	Janus Henderson Global Research Subaccount	2014	3,529,143	$13.00 to $13.62	$30,119,322	0.65% to 1.80%	5.29% to 6.49%		0.96%
Janus Aspen Series - Service Shares:	Janus Henderson Global Research Subaccount	2013	3,356,042	$12.35 to $12.79	$27,009,192	0.65% to 1.80%	25.81% to 27.25%		1.13%
Janus Aspen Series - Service Shares:	Janus Henderson Balanced Subaccount	2017	10,334,850	$15.56 to $22.00	$234,141,172	0.65% to 1.80%	16.05% to 17.37%		1.48%
Janus Aspen Series - Service Shares:	Janus Henderson Balanced Subaccount	2016	7,663,303	$13.41 to $18.75	$153,099,976	0.65% to 1.80%	2.48% to 3.65%		1.93%
Janus Aspen Series - Service Shares:	Janus Henderson Balanced Subaccount	2015	8,467,870	$13.08 to $18.09	$164,242,156	0.65% to 1.80%	-1.37% to -0.24%		1.38%
Janus Aspen Series - Service Shares:	Janus Henderson Balanced Subaccount	2014	8,513,428	$13.26 to $18.13	$166,471,344	0.65% to 1.80%	6.32% to 7.54%		1.51%
Janus Aspen Series - Service Shares:	Janus Henderson Balanced Subaccount	2013	8,896,851	$12.48 to $16.86	$162,936,422	0.65% to 1.80%	17.68% to 19.03%		1.35%
Janus Aspen Series - Service Shares:	Janus Henderson Overseas Subaccount	2017	12,619,462	$8.10 to $11.88	$163,124,694	0.65% to 1.80%	28.50% to 29.96%		1.58%
Janus Aspen Series - Service Shares:	Janus Henderson Overseas Subaccount	2016	14,238,924	$6.31 to $9.14	$142,633,413	0.65% to 1.80%	-8.36% to -7.31%		4.66%
Janus Aspen Series - Service Shares:	Janus Henderson Overseas Subaccount	2015	16,314,531	$6.88 to $9.86	$176,977,613	0.65% to 1.80%	-10.42% to -9.39%		0.51%
Janus Aspen Series - Service Shares:	Janus Henderson Overseas Subaccount	2014	18,092,398	$7.68 to $10.88	$218,388,848	0.65% to 1.80%	-13.66% to -12.67%		2.97%
Janus Aspen Series - Service Shares:	Janus Henderson Overseas Subaccount	2013	18,694,141	$8.90 to $12.46	$260,368,310	0.65% to 1.80%	12.26% to 13.54%		3.08%
Janus Aspen Series - Service Shares:	Janus Henderson U.S. Low Volatility Subaccount	2017	61,694,945	$17.51 to $18.58	$1,104,729,043	0.65% to 1.80%	13.41% to 14.70%		1.39%
Janus Aspen Series - Service Shares:	Janus Henderson U.S. Low Volatility Subaccount	2016	58,730,333	$15.44 to $16.20	$923,065,381	0.65% to 1.80%	7.77% to 9.00%		1.55%
Janus Aspen Series - Service Shares:	Janus Henderson U.S. Low Volatility Subaccount	2015	46,025,825	$14.32 to $14.86	$668,007,696	0.65% to 1.80%	2.25% to 3.42%		1.67%
Janus Aspen Series - Service Shares:	Janus Henderson U.S. Low Volatility Subaccount	2014	30,425,861	$14.01 to $14.37	$430,198,991	0.65% to 1.80%	15.62% to 16.94%		0.90%
Janus Aspen Series - Service Shares:	Janus Henderson U.S. Low Volatility Subaccount	2013	15,311,032	$12.12 to $12.29	$186,545,269	0.65% to 1.80%	22.63% to 24.03%		1.57%
Janus Aspen Series - Service Shares:	Janus Henderson Flexible Bond Subaccount	2017	3,171,436	$9.95 to $10.25	$32,014,838	0.65% to 1.80%	1.53% to 2.69%		2.56%
Janus Aspen Series - Service Shares:	Janus Henderson Flexible Bond Subaccount	2016	2,820,278	$9.80 to $9.98	$27,889,934	0.65% to 1.80%	0.41% to 1.56%		2.74%
Janus Aspen Series - Service Shares:	Janus Henderson Flexible Bond Subaccount	2015	1,355,569	$9.76 to $9.83	$13,272,446	0.65% to 1.70%	-2.39%(a) to -1.71%	(b)	3.04%
Legg Mason Partners Variable Equity Trust - Class I:	ClearBridge Variable All Cap Value Subaccount	2013	979,292	$13.88 to $17.09	$23,237,643	0.65% to 1.70%	29.96% to 31.31%		1.57%
Legg Mason Partners Variable Equity Trust - Class I:	ClearBridge Variable Dividend Strategy Subaccount	2017	2,142,965	$19.34 to $20.78	$53,609,838	0.65% to 1.80%	17.07% to 18.41%		1.45%
Legg Mason Partners Variable Equity Trust - Class I:	ClearBridge Variable Dividend Strategy Subaccount	2016	2,264,364	$16.52 to $17.55	$48,072,494	0.65% to 1.80%	12.96% to 14.25%		2.14%
Legg Mason Partners Variable Equity Trust - Class I:	ClearBridge Variable Dividend Strategy Subaccount	2015	1,429,575	$15.36 to $18.07	$26,780,599	0.65% to 1.70%	-5.90% to -4.92%		1.79%
Legg Mason Partners Variable Equity Trust - Class I:	ClearBridge Variable Dividend Strategy Subaccount	2014	1,411,374	$15.56 to $16.16	$28,070,837	0.65% to 1.80%	11.60% to 12.88%		2.39%
Legg Mason Partners Variable Equity Trust - Class I:	ClearBridge Variable Dividend Strategy Subaccount	2013	1,264,628	$13.94 to $14.31	$22,429,152	0.65% to 1.80%	23.71% to 25.13%		1.90%

			Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**		Investment Income Ratio****
Legg Mason Partners Variable Equity Trust - Class I:	ClearBridge Variable Large Cap Value Subaccount	2017	3,317,679	$18.69 to $20.21	$93,275,946	0.65% to 1.80%	12.81% to 14.10%		1.42%
Legg Mason Partners Variable Equity Trust - Class I:	ClearBridge Variable Large Cap Value Subaccount	2016	3,141,208	$16.57 to $17.71	$77,894,387	0.65% to 1.80%	11.00% to 12.27%		1.57%
Legg Mason Partners Variable Equity Trust - Class I:	ClearBridge Variable Large Cap Value Subaccount	2015	3,221,078	$14.93 to $15.78	$71,348,410	0.65% to 1.80%	-4.59% to -3.50%		1.54%
Legg Mason Partners Variable Equity Trust - Class I:	ClearBridge Variable Large Cap Value Subaccount	2014	3,102,723	$15.64 to $16.35	$71,970,290	0.65% to 1.80%	9.73% to 10.99%		3.10%
Legg Mason Partners Variable Equity Trust - Class I:	ClearBridge Variable Large Cap Value Subaccount	2013	1,365,218	$14.26 to $14.73	$28,728,497	0.65% to 1.80%	30.03% to 31.51%		1.91%
Legg Mason Partners Variable Equity Trust - Class I:	QS Legg Mason Dynamic Multi-Strategy VIT Subaccount	2017	103,035,429	$13.37 to $14.31	$1,412,791,784	0.65% to 1.80%	12.06% to 13.33%		1.47%
Legg Mason Partners Variable Equity Trust - Class I:	QS Legg Mason Dynamic Multi-Strategy VIT Subaccount	2016	114,673,244	$11.93 to $12.63	$1,396,815,548	0.65% to 1.80%	-1.97% to -0.85%		1.01%
Legg Mason Partners Variable Equity Trust - Class I:	QS Legg Mason Dynamic Multi-Strategy VIT Subaccount	2015	137,453,060	$12.17 to $12.73	$1,701,689,028	0.65% to 1.80%	-6.94% to -5.88%		1.13%
Legg Mason Partners Variable Equity Trust - Class I:	QS Legg Mason Dynamic Multi-Strategy VIT Subaccount	2014	108,348,814	$13.08 to $13.53	$1,435,535,845	0.65% to 1.80%	4.80% to 6.00%		1.77%
Legg Mason Partners Variable Equity Trust - Class I:	QS Legg Mason Dynamic Multi-Strategy VIT Subaccount	2013	76,562,488	$12.48 to $12.76	$964,110,548	0.65% to 1.80%	16.28% to 17.61%		1.85%
Legg Mason Partners Variable Income Trust - Class II:	Western Asset Core Plus VIT Subaccount	2017	4,353,948	$10.31 to $10.62	$45,487,908	0.65% to 1.80%	3.83% to 5.01%		1.27%
Legg Mason Partners Variable Income Trust - Class II:	Western Asset Core Plus VIT Subaccount	2016	50,186,900	$9.93 to $10.12	$502,299,640	0.65% to 1.80%	2.33% to 3.50%		2.75%
Legg Mason Partners Variable Income Trust - Class II:	Western Asset Core Plus VIT Subaccount	2015	33,406,178	$9.70 to $9.77	$325,111,082	0.65% to 1.80%	-3.01%(a) to -2.27%	(b)	4.65%
Wells Fargo Variable Trust:	Opportunity Subaccount	2017	102,847	$33.71 to $34.40	$3,635,380	0.90% to 1.50%	18.66% to 19.37%		0.68%
Wells Fargo Variable Trust:	Opportunity Subaccount	2016	108,233	$28.24 to $28.99	$3,216,137	0.90% to 1.50%	10.57% to 11.23%		2.00%
Wells Fargo Variable Trust:	Opportunity Subaccount	2015	117,852	$25.39 to $26.22	$3,158,659	0.90% to 1.50%	-4.52% to -3.95%		0.13%
Wells Fargo Variable Trust:	Opportunity Subaccount	2014	133,698	$26.43 to $27.46	$3,745,487	0.90% to 1.50%	8.79% to 9.44%		0.06%
Wells Fargo Variable Trust:	Opportunity Subaccount	2013	161,536	$24.16 to $25.24	$4,165,354	0.90% to 1.50%	28.75% to 29.51%		0.20%
Wells Fargo Variable Trust:	Small Cap Value Subaccount	2015	16,828	$15.85 to $17.30	$267,045	0.90% to 1.40%	-11.87% to -11.43%		0.24%
Wells Fargo Variable Trust:	Small Cap Value Subaccount	2014	17,667	$17.98 to $19.53	$319,992	0.90% to 1.40%	3.01% to 3.53%		0.35%
Wells Fargo Variable Trust:	Small Cap Value Subaccount	2013	18,077	$17.46 to $18.86	$318,128	0.90% to 1.40%	13.17% to 13.73%		0.71%
Wells Fargo Variable Trust:	Discovery Subaccount	2017	96,398	$24.61 to $36.88	$3,517,674	0.90% to 1.50%	27.23% to 27.98%		0.00%
Wells Fargo Variable Trust:	Discovery Subaccount	2016	110,575	$19.23 to $28.99	$3,166,261	0.90% to 1.50%	6.05% to 6.69%		0.00%
Wells Fargo Variable Trust:	Discovery Subaccount	2015	126,346	$18.02 to $27.34	$3,399,070	0.90% to 1.50%	-2.92% to -2.34%		0.00%
Wells Fargo Variable Trust:	Discovery Subaccount	2014	148,016	$18.46 to $28.16	$4,097,909	0.90% to 1.50%	-1.13% to -0.54%		0.00%
Wells Fargo Variable Trust:	Discovery Subaccount	2013	178,552	$18.56 to $28.48	$5,004,786	0.90% to 1.50%	41.68% to 42.52%		0.01%
Morgan Stanley Variable Insurance Fund, Inc. - Class I:	VIF Core Plus Fixed Income Subaccount	2017	33,088	$18.81 to $20.73	$632,145	0.90% to 1.40%	4.78% to 5.30%		3.21%
Morgan Stanley Variable Insurance Fund, Inc. - Class I:	VIF Core Plus Fixed Income Subaccount	2016	42,297	$17.95 to $19.69	$769,219	0.90% to 1.40%	4.65% to 5.16%		2.12%
Morgan Stanley Variable Insurance Fund, Inc. - Class I:	VIF Core Plus Fixed Income Subaccount	2015	65,049	$17.15 to $18.72	$1,122,654	0.90% to 1.40%	-2.02% to -1.54%		3.36%
Morgan Stanley Variable Insurance Fund, Inc. - Class I:	VIF Core Plus Fixed Income Subaccount	2014	67,487	$17.51 to $19.01	$1,185,746	0.90% to 1.40%	6.37% to 6.89%		3.09%
Morgan Stanley Variable Insurance Fund, Inc. - Class I:	VIF Core Plus Fixed Income Subaccount	2013	72,157	$16.21 to $17.79	$1,191,729	0.90% to 1.50%	-1.79% to -1.21%		3.72%
Morgan Stanley Variable Insurance Fund, Inc. - Class I:	VIF U.S. Real Estate Subaccount	2017	39,825	$44.47 to $57.90	$1,943,072	0.90% to 1.50%	1.59% to 2.19%		1.51%
Morgan Stanley Variable Insurance Fund, Inc. - Class I:	VIF U.S. Real Estate Subaccount	2016	41,427	$43.77 to $56.66	$2,002,531	0.90% to 1.50%	5.23% to 5.86%		1.32%
Morgan Stanley Variable Insurance Fund, Inc. - Class I:	VIF U.S. Real Estate Subaccount	2015	49,153	$41.60 to $53.53	$2,238,287	0.90% to 1.50%	0.66% to 1.26%		1.35%
Morgan Stanley Variable Insurance Fund, Inc. - Class I:	VIF U.S. Real Estate Subaccount	2014	66,343	$41.32 to $52.86	$2,995,259	0.90% to 1.50%	27.81% to 28.56%		1.42%
Morgan Stanley Variable Insurance Fund, Inc. - Class I:	VIF U.S. Real Estate Subaccount	2013	82,171	$32.33 to $41.12	$2,882,944	0.90% to 1.50%	0.55% to 1.14%		1.10%
Morgan Stanley Variable Insurance Fund, Inc. - Class II:	VIF Core Plus Fixed Income Subaccount	2017	5,818,659	$11.68 to $14.08	$91,746,748	0.65% to 1.80%	4.03% to 5.21%		2.86%
Morgan Stanley Variable Insurance Fund, Inc. - Class II:	VIF Core Plus Fixed Income Subaccount	2016	5,541,031	$11.22 to $13.38	$83,744,305	0.65% to 1.80%	3.99% to 5.18%		1.64%
Morgan Stanley Variable Insurance Fund, Inc. - Class II:	VIF Core Plus Fixed Income Subaccount	2015	5,786,277	$11.37 to $12.72	$83,801,484	0.65% to 1.70%	-2.49% to -1.47%		3.19%
Morgan Stanley Variable Insurance Fund, Inc. - Class II:	VIF Core Plus Fixed Income Subaccount	2014	5,341,388	$11.08 to $12.91	$79,396,667	0.65% to 1.80%	5.66% to 6.87%		2.67%
Morgan Stanley Variable Insurance Fund, Inc. - Class II:	VIF Core Plus Fixed Income Subaccount	2013	2,826,162	$10.49 to $12.08	$39,543,887	0.65% to 1.80%	-2.34% to -1.22%		3.13%
Morgan Stanley Variable Insurance Fund, Inc. - Class II:	VIF U.S. Real Estate Subaccount	2017	2,945,396	$14.57 to $15.31	$101,204,120	0.65% to 1.80%	1.06% to 2.21%		1.28%
Morgan Stanley Variable Insurance Fund, Inc. - Class II:	VIF U.S. Real Estate Subaccount	2016	3,002,500	$14.42 to $14.98	$101,620,893	0.65% to 1.80%	4.66% to 5.86%		1.08%
Morgan Stanley Variable Insurance Fund, Inc. - Class II:	VIF U.S. Real Estate Subaccount	2015	3,414,643	$13.78 to $14.15	$110,261,065	0.65% to 1.80%	0.12% to 1.26%		1.17%
Morgan Stanley Variable Insurance Fund, Inc. - Class II:	VIF U.S. Real Estate Subaccount	2014	3,583,087	$13.76 to $13.98	$114,565,195	0.65% to 1.80%	27.14% to 28.59%		1.23%
Morgan Stanley Variable Insurance Fund, Inc. - Class II:	VIF U.S. Real Estate Subaccount	2013	3,894,798	$10.82 to $10.87	$98,327,773	0.65% to 1.80%	-0.05% to 1.09%		0.84%
Morgan Stanley Variable Insurance Fund, Inc. - Class II:	VIF Growth Subaccount	2017	2,427,259	$22.31 to $32.38	$73,367,331	0.65% to 1.80%	40.30% to 41.90%		0.00%
Morgan Stanley Variable Insurance Fund, Inc. - Class II:	VIF Growth Subaccount	2016	1,886,558	$15.90 to $22.82	$40,419,447	0.65% to 1.80%	-3.66% to -2.56%		0.00%
Morgan Stanley Variable Insurance Fund, Inc. - Class II:	VIF Growth Subaccount	2015	2,027,167	$22.79 to $23.42	$44,810,522	0.65% to 1.70%	10.10% to 11.24%		0.00%
Morgan Stanley Variable Insurance Fund, Inc. - Class II:	VIF Growth Subaccount	2014	1,674,323	$20.70 to $21.05	$33,439,248	0.65% to 1.70%	4.32% to 5.40%		0.00%
Morgan Stanley Variable Insurance Fund, Inc. - Class II:	VIF Growth Subaccount	2013	1,295,226	$19.85 to $19.97	$24,688,322	0.65% to 1.70%	45.26% to 46.77%		0.21%
Goldman Sachs Variable Insurance Trust - Institutional Shares:	Large Cap Value Subaccount	2017	5,550,062	$16.58 to $17.29	$99,472,839	0.65% to 1.50%	8.24% to 9.15%		1.50%
Goldman Sachs Variable Insurance Trust - Institutional Shares:	Large Cap Value Subaccount	2016	9,242,741	$15.19 to $15.98	$152,824,701	0.65% to 1.50%	9.93% to 10.86%		1.90%
Goldman Sachs Variable Insurance Trust - Institutional Shares:	Large Cap Value Subaccount	2015	12,170,000	$13.70 to $14.53	$182,667,376	0.65% to 1.50%	-5.83% to -5.03%		1.41%
Goldman Sachs Variable Insurance Trust - Institutional Shares:	Large Cap Value Subaccount	2014	13,193,221	$14.42 to $15.43	$209,772,664	0.65% to 1.50%	11.27% to 12.21%		1.24%
Goldman Sachs Variable Insurance Trust - Institutional Shares:	Large Cap Value Subaccount	2013	17,187,094	$12.86 to $13.87	$245,234,932	0.65% to 1.50%	31.26% to 32.37%		1.13%
Goldman Sachs Variable Insurance Trust - Institutional Shares:	U.S. Equity Insights Subaccount	2017	1,225,255	$23.48 to $26.38	$29,834,231	0.90% to 1.50%	22.24% to 22.96%		1.34%
Goldman Sachs Variable Insurance Trust - Institutional Shares:	U.S. Equity Insights Subaccount	2016	1,421,582	$19.20 to $21.45	$28,235,605	0.90% to 1.50%	9.10% to 9.74%		1.32%
Goldman Sachs Variable Insurance Trust - Institutional Shares:	U.S. Equity Insights Subaccount	2015	1,535,472	$17.60 to $19.55	$27,914,631	0.90% to 1.50%	-1.67% to -1.09%		1.32%
Goldman Sachs Variable Insurance Trust - Institutional Shares:	U.S. Equity Insights Subaccount	2014	1,798,093	$15.85 to $17.90	$33,232,432	0.65% to 1.50%	14.65% to 15.61%		1.44%
Goldman Sachs Variable Insurance Trust - Institutional Shares:	U.S. Equity Insights Subaccount	2013	1,923,913	$13.71 to $15.62	$30,935,971	0.65% to 1.50%	35.49% to 36.63%		1.12%
Goldman Sachs Variable Insurance Trust - Institutional Shares:	Strategic Growth Subaccount	2017	401,660	$24.27 to $24.45	$10,069,532	0.65% to 1.50%	28.74% to 29.82%		0.50%
Goldman Sachs Variable Insurance Trust - Institutional Shares:	Strategic Growth Subaccount	2016	450,884	$16.77 to $18.99	$8,767,927	0.90% to 1.50%	0.48% to 1.07%		0.63%
Goldman Sachs Variable Insurance Trust - Institutional Shares:	Strategic Growth Subaccount	2015	488,893	$16.59 to $18.90	$9,435,392	0.90% to 1.50%	1.87% to 2.47%		0.34%
Goldman Sachs Variable Insurance Trust - Institutional Shares:	Strategic Growth Subaccount	2014	519,477	$16.19 to $18.56	$9,819,307	0.90% to 1.50%	11.96% to 12.63%		0.36%
Goldman Sachs Variable Insurance Trust - Institutional Shares:	Strategic Growth Subaccount	2013	575,071	$14.38 to $16.58	$9,704,565	0.90% to 1.50%	30.46% to 31.24%		0.37%
Goldman Sachs Variable Insurance Trust - Service Shares:	Large Cap Value Subaccount	2017	3,462,667	$15.58 to $16.45	$52,530,562	0.65% to 1.80%	7.63% to 8.85%		0.84%
Goldman Sachs Variable Insurance Trust - Service Shares:	Large Cap Value Subaccount	2016	16,017,687	$14.31 to $15.28	$224,804,275	0.65% to 1.80%	9.32% to 10.56%		1.44%
Goldman Sachs Variable Insurance Trust - Service Shares:	Large Cap Value Subaccount	2015	24,338,160	$12.94 to $13.98	$310,159,455	0.65% to 1.80%	-6.27% to -5.20%		1.20%
Goldman Sachs Variable Insurance Trust - Service Shares:	Large Cap Value Subaccount	2014	24,752,343	$13.65 to $14.92	$334,208,036	0.65% to 1.80%	10.62% to 11.88%		0.93%
Goldman Sachs Variable Insurance Trust - Service Shares:	Large Cap Value Subaccount	2013	34,313,834	$12.20 to $13.49	$416,332,553	0.65% to 1.80%	30.58% to 32.07%		0.89%

			Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**		Investment Income Ratio****
Goldman Sachs Variable Insurance Trust - Service Shares:	U.S. Equity Insights Subaccount	2017	1,104,677	$21.76 to $27.36	$23,118,973	0.65% to 1.70%	21.74% to 23.01%		1.40%
Goldman Sachs Variable Insurance Trust - Service Shares:	U.S. Equity Insights Subaccount	2016	810,995	$17.69 to $22.48	$13,938,477	0.65% to 1.70%	8.62% to 9.76%		0.99%
Goldman Sachs Variable Insurance Trust - Service Shares:	U.S. Equity Insights Subaccount	2015	1,013,790	$16.12 to $16.16	$15,898,729	0.65% to 1.80%	-2.17% to -1.05%		1.06%
Goldman Sachs Variable Insurance Trust - Service Shares:	U.S. Equity Insights Subaccount	2014	1,109,905	$16.29 to $16.52	$17,488,460	0.65% to 1.80%	14.13% to 15.43%		1.52%
Goldman Sachs Variable Insurance Trust - Service Shares:	U.S. Equity Insights Subaccount	2013	597,078	$14.11 to $18.50	$8,244,878	0.65% to 1.70%	34.93% to 36.34%		1.49%
Goldman Sachs Variable Insurance Trust - Service Shares:	Strategic Growth Subaccount	2017	1,208,165	$21.73 to $25.12	$25,596,131	0.65% to 1.70%	28.19% to 29.52%		0.28%
Goldman Sachs Variable Insurance Trust - Service Shares:	Strategic Growth Subaccount	2016	1,148,929	$16.78 to $19.59	$18,966,305	0.65% to 1.70%	-0.01% to 1.03%		0.39%
Goldman Sachs Variable Insurance Trust - Service Shares:	Strategic Growth Subaccount	2015	1,180,719	$16.09 to $16.60	$19,093,143	0.65% to 1.80%	1.32% to 2.47%		0.11%
Goldman Sachs Variable Insurance Trust - Service Shares:	Strategic Growth Subaccount	2014	1,081,223	$15.88 to $16.20	$17,154,275	0.65% to 1.80%	11.38% to 12.65%		0.12%
Goldman Sachs Variable Insurance Trust - Service Shares:	Strategic Growth Subaccount	2013	1,111,399	$14.26 to $14.38	$15,653,890	0.65% to 1.80%	29.67% to 31.15%		0.17%
Goldman Sachs Variable Insurance Trust - Service Shares:	Global Trends Allocation Subaccount	2017	12,899,308	$12.23 to $13.04	$161,855,033	0.65% to 1.80%	11.12% to 12.38%		0.31%
Goldman Sachs Variable Insurance Trust - Service Shares:	Global Trends Allocation Subaccount	2016	12,686,875	$11.01 to $11.61	$142,555,732	0.65% to 1.80%	2.49% to 3.66%		0.25%
Goldman Sachs Variable Insurance Trust - Service Shares:	Global Trends Allocation Subaccount	2015	15,304,897	$10.74 to $11.20	$167,045,958	0.65% to 1.80%	-7.48% to -6.43%		0.09%
Goldman Sachs Variable Insurance Trust - Service Shares:	Global Trends Allocation Subaccount	2014	12,941,890	$11.61 to $11.96	$152,018,061	0.65% to 1.80%	2.11% to 3.27%		0.04%
Goldman Sachs Variable Insurance Trust - Service Shares:	Global Trends Allocation Subaccount	2013	8,883,962	$11.37 to $11.59	$101,766,919	0.65% to 1.80%	11.56% to 12.83%		0.08%
Lazard Retirement Series, Inc. - Service Shares:	Emerging Markets Equity Subaccount	2017	6,771,096	$10.42 to $16.86	$229,016,575	0.65% to 1.80%	25.57% to 27.00%		1.52%
Lazard Retirement Series, Inc. - Service Shares:	Emerging Markets Equity Subaccount	2016	13,583,849	$8.30 to $13.27	$349,477,689	0.65% to 1.80%	18.64% to 20.00%		1.02%
Lazard Retirement Series, Inc. - Service Shares:	Emerging Markets Equity Subaccount	2015	15,638,722	$7.00 to $11.06	$336,771,402	0.65% to 1.80%	-21.47% to -20.57%		1.15%
Lazard Retirement Series, Inc. - Service Shares:	Emerging Markets Equity Subaccount	2014	14,424,318	$8.91 to $13.92	$397,545,836	0.65% to 1.80%	-6.32% to -5.25%		1.64%
Lazard Retirement Series, Inc. - Service Shares:	Emerging Markets Equity Subaccount	2013	14,124,735	$9.51 to $14.70	$418,682,765	0.65% to 1.80%	-2.99% to -1.88%		1.56%
Lazard Retirement Series, Inc. - Service Shares:	U.S. Small-Mid Cap Equity Subaccount	2017	1,239,384	$21.18 to $21.51	$43,118,167	0.65% to 1.70%	12.05% to 13.21%		0.35%
Lazard Retirement Series, Inc. - Service Shares:	U.S. Small-Mid Cap Equity Subaccount	2016	1,436,732	$18.71 to $19.20	$44,528,756	0.65% to 1.70%	13.85% to 15.04%		0.00%
Lazard Retirement Series, Inc. - Service Shares:	U.S. Small-Mid Cap Equity Subaccount	2015	1,485,074	$12.83 to $16.26	$40,137,010	0.65% to 1.80%	-4.11% to -3.01%		0.00%
Lazard Retirement Series, Inc. - Service Shares:	U.S. Small-Mid Cap Equity Subaccount	2014	1,501,527	$13.38 to $16.77	$41,795,095	0.65% to 1.80%	9.06% to 10.31%		0.00%
Lazard Retirement Series, Inc. - Service Shares:	U.S. Small-Mid Cap Equity Subaccount	2013	1,504,531	$12.27 to $15.20	$38,334,827	0.65% to 1.80%	32.88% to 34.39%		0.00%
Lazard Retirement Series, Inc. - Service Shares:	U.S. Strategic Equity Subaccount	2017	306,783	$17.61 to $21.46	$6,285,437	0.90% to 1.80%	16.02% to 17.05%		1.62%
Lazard Retirement Series, Inc. - Service Shares:	U.S. Strategic Equity Subaccount	2016	309,971	$15.18 to $17.70	$5,450,456	0.90% to 1.80%	7.49% to 8.45%		0.10%
Lazard Retirement Series, Inc. - Service Shares:	U.S. Strategic Equity Subaccount	2015	405,875	$14.12 to $16.32	$6,625,550	0.90% to 1.80%	-7.11% to -6.28%		0.44%
Lazard Retirement Series, Inc. - Service Shares:	U.S. Strategic Equity Subaccount	2014	348,761	$15.21 to $17.41	$6,061,277	0.90% to 1.80%	12.68% to 13.69%		0.69%
Lazard Retirement Series, Inc. - Service Shares:	U.S. Strategic Equity Subaccount	2013	348,304	$13.49 to $15.32	$5,332,672	0.90% to 1.80%	25.80% to 26.92%		1.00%
Lazard Retirement Series, Inc. - Service Shares:	International Equity Subaccount	2017	8,388,376	$13.02 to $13.71	$139,856,439	0.65% to 1.80%	20.18% to 21.55%		1.45%
Lazard Retirement Series, Inc. - Service Shares:	International Equity Subaccount	2016	42,375,023	$10.83 to $11.28	$586,184,813	0.65% to 1.80%	-5.98% to -4.91%		1.34%
Lazard Retirement Series, Inc. - Service Shares:	International Equity Subaccount	2015	41,863,370	$11.52 to $11.86	$612,809,156	0.65% to 1.80%	-0.05% to 1.09%		1.58%
Lazard Retirement Series, Inc. - Service Shares:	International Equity Subaccount	2014	43,149,774	$11.52 to $11.74	$628,558,200	0.65% to 1.80%	-5.90% to -4.82%		1.57%
Lazard Retirement Series, Inc. - Service Shares:	International Equity Subaccount	2013	40,848,951	$12.25 to $12.33	$629,235,285	0.65% to 1.80%	18.63% to 19.98%		1.33%
Lazard Retirement Series, Inc. - Service Shares:	Global Dynamic Multi Asset Subaccount	2017	22,984,125	$14.54 to $15.50	$342,278,964	0.65% to 1.80%	18.40% to 19.75%		0.00%
Lazard Retirement Series, Inc. - Service Shares:	Global Dynamic Multi Asset Subaccount	2016	20,627,395	$12.28 to $12.95	$258,365,619	0.65% to 1.80%	1.48% to 2.63%		0.29%
Lazard Retirement Series, Inc. - Service Shares:	Global Dynamic Multi Asset Subaccount	2015	15,198,498	$12.10 to $12.62	$186,718,089	0.65% to 1.80%	-2.21% to -1.09%		0.00%
Lazard Retirement Series, Inc. - Service Shares:	Global Dynamic Multi Asset Subaccount	2014	11,952,888	$12.37 to $12.75	$149,554,206	0.65% to 1.80%	0.88% to 2.04%		0.68%
Lazard Retirement Series, Inc. - Service Shares:	Global Dynamic Multi Asset Subaccount	2013	7,207,454	$12.26 to $12.50	$89,039,330	0.65% to 1.80%	17.38% to 18.72%		0.46%
The Prudential Series Fund, Inc. - Class II:	Jennison 20/20 Focus Subaccount	2017	4,230,296	$17.09 to $22.28	$116,542,831	0.65% to 1.80%	27.46% to 28.91%		0.00%
The Prudential Series Fund, Inc. - Class II:	Jennison 20/20 Focus Subaccount	2016	5,030,547	$13.41 to $17.28	$108,584,174	0.65% to 1.80%	-0.56% to 0.58%		0.00%
The Prudential Series Fund, Inc. - Class II:	Jennison 20/20 Focus Subaccount	2015	5,720,744	$13.48 to $17.18	$123,526,168	0.65% to 1.80%	3.99% to 5.18%		0.00%
The Prudential Series Fund, Inc. - Class II:	Jennison 20/20 Focus Subaccount	2014	6,539,291	$12.96 to $16.34	$135,225,380	0.65% to 1.80%	4.82% to 6.01%		0.00%
The Prudential Series Fund, Inc. - Class II:	Jennison 20/20 Focus Subaccount	2013	7,500,531	$12.37 to $15.41	$147,390,901	0.65% to 1.80%	27.07% to 28.52%		0.00%
The Prudential Series Fund, Inc. - Class II:	Jennison Subaccount	2017	2,520,332	$21.82 to $27.54	$48,156,892	0.65% to 1.80%	33.73% to 35.25%		0.00%
The Prudential Series Fund, Inc. - Class II:	Jennison Subaccount	2016	2,179,833	$16.32 to $20.36	$31,395,964	0.65% to 1.80%	-3.04% to -1.93%		0.00%
The Prudential Series Fund, Inc. - Class II:	Jennison Subaccount	2015	2,447,299	$16.83 to $20.76	$35,966,039	0.65% to 1.80%	9.07% to 10.31%		0.00%
The Prudential Series Fund, Inc. - Class II:	Jennison Subaccount	2014	1,757,649	$15.43 to $18.82	$23,676,591	0.65% to 1.80%	7.64% to 8.87%		0.00%
The Prudential Series Fund, Inc. - Class II:	Jennison Subaccount	2013	1,525,592	$14.33 to $17.29	$19,046,015	0.65% to 1.80%	34.69% to 36.22%		0.00%
J.P. Morgan Insurance Trust - Class I:	Small Cap Core Subaccount	2017	2,900,964	$19.46 to $22.73	$82,805,582	0.65% to 1.80%	13.20% to 14.48%		0.32%
J.P. Morgan Insurance Trust - Class I:	Small Cap Core Subaccount	2016	2,604,101	$17.19 to $19.85	$65,335,514	0.65% to 1.80%	18.09% to 19.44%		0.52%
J.P. Morgan Insurance Trust - Class I:	Small Cap Core Subaccount	2015	1,805,490	$14.56 to $16.62	$38,365,235	0.65% to 1.80%	-6.96% to -5.89%		0.14%
J.P. Morgan Insurance Trust - Class I:	Small Cap Core Subaccount	2014	1,515,092	$15.64 to $17.66	$34,457,010	0.65% to 1.80%	7.66% to 8.89%		0.14%
J.P. Morgan Insurance Trust - Class I:	Small Cap Core Subaccount	2013	1,567,349	$14.53 to $16.22	$32,992,746	0.65% to 1.80%	39.78% to 41.38%		0.49%
J.P. Morgan Insurance Trust - Class I:	Mid Cap Value Subaccount	2017	6,124,959	$19.81 to $24.60	$266,730,746	0.65% to 1.80%	11.76% to 13.03%		0.81%
J.P. Morgan Insurance Trust - Class I:	Mid Cap Value Subaccount	2016	6,567,762	$17.73 to $21.76	$256,240,385	0.65% to 1.80%	12.67% to 13.95%		0.86%
J.P. Morgan Insurance Trust - Class I:	Mid Cap Value Subaccount	2015	6,430,115	$15.73 to $19.10	$223,406,213	0.65% to 1.80%	-4.38% to -3.28%		1.01%
J.P. Morgan Insurance Trust - Class I:	Mid Cap Value Subaccount	2014	6,658,809	$16.45 to $19.74	$242,950,261	0.65% to 1.80%	13.07% to 14.36%		0.78%
J.P. Morgan Insurance Trust - Class I:	Mid Cap Value Subaccount	2013	6,650,577	$14.55 to $17.26	$214,919,369	0.65% to 1.80%	29.96% to 31.45%		1.00%
AB Variable Product Series Fund, Inc. - Class B:	VPS Growth & Income Subaccount	2017	220,199	$12.67 to $24.63	$4,760,014	0.90% to 1.70%	16.62% to 17.54%		1.26%
AB Variable Product Series Fund, Inc. - Class B:	VPS Growth & Income Subaccount	2016	64,836	$10.86 to $20.95	$1,173,466	0.90% to 1.70%	8.63%(a) to 10.08%		0.88%
AB Variable Product Series Fund, Inc. - Class B:	VPS Growth & Income Subaccount	2015	5,867	$17.54	$102,916	1.40%	0.03%		1.21%
AB Variable Product Series Fund, Inc. - Class B:	VPS Growth & Income Subaccount	2014	6,726	$17.54	$117,944	1.40%	7.78%		1.10%
AB Variable Product Series Fund, Inc. - Class B:	VPS Growth & Income Subaccount	2013	7,295	$16.27	$118,684	1.40%	32.73%		1.11%
AB Variable Product Series Fund, Inc. - Class B:	VPS Small Cap Growth Subaccount	2017	221,913	$14.51 to $14.78	$7,354,394	0.65% to 1.80%	31.42% to 32.92%		0.00%
AB Variable Product Series Fund, Inc. - Class B:	VPS Small Cap Growth Subaccount	2016	41,134	$11.04 to $28.99	$963,472	0.90% to 1.80%	5.27% to 10.38%	(b)	0.00%
AB Variable Product Series Fund, Inc. - Class B:	VPS Small Cap Growth Subaccount	2015	1,662	$25.38	$42,169	1.40%	-2.89%		0.00%
AB Variable Product Series Fund, Inc. - Class B:	VPS Small Cap Growth Subaccount	2014	1,662	$26.13	$43,431	1.40%	-3.43%		0.00%
AB Variable Product Series Fund, Inc. - Class B:	VPS Small Cap Growth Subaccount	2013	1,663	$27.06	$44,993	1.40%	43.33%		0.00%

			Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**		Investment Income Ratio****
AB Variable Product Series Fund, Inc. - Class B:	VPS Dynamic Asset Allocation Subaccount	2017	22,372,054	$12.79 to $13.77	$294,935,902	0.65% to 1.80%	12.31% to 13.59%		1.77%
AB Variable Product Series Fund, Inc. - Class B:	VPS Dynamic Asset Allocation Subaccount	2016	23,724,622	$11.39 to $12.13	$277,121,400	0.65% to 1.80%	1.54% to 2.70%		0.57%
AB Variable Product Series Fund, Inc. - Class B:	VPS Dynamic Asset Allocation Subaccount	2015	21,770,431	$11.22 to $11.81	$249,182,652	0.65% to 1.80%	-3.05% to -1.94%		0.66%
AB Variable Product Series Fund, Inc. - Class B:	VPS Dynamic Asset Allocation Subaccount	2014	22,847,379	$11.57 to $12.04	$268,521,998	0.65% to 1.80%	2.36% to 3.53%		0.38%
AB Variable Product Series Fund, Inc. - Class B:	VPS Dynamic Asset Allocation Subaccount	2013	20,684,911	$11.30 to $11.63	$236,444,404	0.65% to 1.80%	9.95% to 11.21%		0.27%
AB Variable Product Series Fund, Inc. - Class B:	VPS Global Risk Allocation-Moderate Subaccount	2017	9,145,508	$10.46 to $10.78	$96,765,187	0.65% to 1.80%	9.54% to 10.79%		0.35%
AB Variable Product Series Fund, Inc. - Class B:	VPS Global Risk Allocation-Moderate Subaccount	2016	8,054,414	$9.55 to $9.73	$77,472,722	0.65% to 1.80%	2.40% to 3.57%		0.30%
AB Variable Product Series Fund, Inc. - Class B:	VPS Global Risk Allocation-Moderate Subaccount	2015	5,425,154	$9.32 to $9.40	$50,734,750	0.65% to 1.80%	-6.75%(a) to -6.04%	(b)	0.00%
MFS® Variable Insurance Trust - Service Class:	New Discovery Subaccount	2017	763,736	$22.21 to $25.42	$21,279,760	0.65% to 1.70%	24.23% to 25.52%		0.00%
MFS® Variable Insurance Trust - Service Class:	New Discovery Subaccount	2016	811,565	$12.43 to $23.87	$18,106,047	0.90% to 1.80%	6.87% to 7.83%		0.00%
MFS® Variable Insurance Trust - Service Class:	New Discovery Subaccount	2015	891,297	$11.63 to $18.74	$18,537,205	0.65% to 1.80%	-3.88% to -2.78%		0.00%
MFS® Variable Insurance Trust - Service Class:	New Discovery Subaccount	2014	1,247,046	$12.10 to $19.27	$26,840,062	0.65% to 1.80%	-9.13% to -8.09%		0.00%
MFS® Variable Insurance Trust - Service Class:	New Discovery Subaccount	2013	1,655,891	$13.32 to $20.97	$38,999,116	0.65% to 1.80%	38.72% to 40.31%		0.00%
MFS® Variable Insurance Trust - Service Class:	Investors Growth Stock Subaccount	2014	1,108,343	$18.11 to $19.09	$20,111,980	0.65% to 1.70%	9.26% to 10.40%		0.28%
MFS® Variable Insurance Trust - Service Class:	Investors Growth Stock Subaccount	2013	891,268	$16.40 to $17.47	$14,842,517	0.65% to 1.70%	27.88% to 29.21%		0.47%
MFS® Variable Insurance Trust - Service Class:	Mid Cap Growth Subaccount	2017	3,006,436	$19.11 to $21.31	$55,841,811	0.65% to 1.80%	24.44% to 25.86%		0.00%
MFS® Variable Insurance Trust - Service Class:	Mid Cap Growth Subaccount	2016	3,040,977	$15.36 to $16.93	$45,095,165	0.65% to 1.80%	2.77% to 3.94%		0.00%
MFS® Variable Insurance Trust - Service Class:	Mid Cap Growth Subaccount	2015	2,730,898	$14.94 to $16.29	$39,265,650	0.65% to 1.80%	2.59% to 3.76%		0.00%
MFS® Variable Insurance Trust - Service Class:	Mid Cap Growth Subaccount	2014	2,509,638	$14.57 to $15.70	$34,918,734	0.65% to 1.80%	6.64% to 7.86%		0.00%
MFS® Variable Insurance Trust - Service Class:	Mid Cap Growth Subaccount	2013	2,553,868	$13.66 to $14.56	$33,136,594	0.65% to 1.80%	34.79% to 36.33%		0.00%
MFS® Variable Insurance Trust - Service Class:	Total Return Subaccount	2017	6,490,673	$14.97 to $17.54	$134,099,022	0.65% to 1.80%	10.05% to 11.30%		2.40%
MFS® Variable Insurance Trust - Service Class:	Total Return Subaccount	2016	3,653,143	$13.60 to $15.76	$69,963,057	0.65% to 1.80%	6.89% to 8.11%		2.73%
MFS® Variable Insurance Trust - Service Class:	Total Return Subaccount	2015	3,351,221	$14.58 to $14.71	$59,720,114	0.65% to 1.70%	-2.24% to -1.22%		2.33%
MFS® Variable Insurance Trust - Service Class:	Total Return Subaccount	2014	3,707,695	$14.76 to $15.04	$67,213,017	0.65% to 1.70%	6.43% to 7.54%		1.71%
MFS® Variable Insurance Trust - Service Class:	Total Return Subaccount	2013	3,816,639	$13.72 to $14.13	$64,816,084	0.65% to 1.70%	16.75% to 17.97%		1.70%
MFS® Variable Insurance Trust II - Service Class:	Massachusetts Investors Growth Stock Subaccount	2017	1,944,428	$12.70 to $13.10	$25,033,966	0.65% to 1.80%	25.84% to 27.28%		0.43%
MFS® Variable Insurance Trust II - Service Class:	Massachusetts Investors Growth Stock Subaccount	2016	1,850,444	$10.09 to $10.29	$18,833,045	0.65% to 1.80%	3.97% to 5.16%		0.39%
MFS® Variable Insurance Trust II - Service Class:	Massachusetts Investors Growth Stock Subaccount	2015	1,805,444	$9.70 to $9.79	$17,585,800	0.65% to 1.80%	-2.96%(a) to -2.12%	(b)	0.60%
PIMCO Variable Insurance Trust - Administrative Shares:	Real Return Subaccount	2017	14,210,237	$10.21 to $14.61	$232,018,425	0.65% to 1.80%	1.82% to 2.98%		2.13%
PIMCO Variable Insurance Trust - Administrative Shares:	Real Return Subaccount	2016	29,963,166	$10.03 to $14.19	$476,840,176	0.65% to 1.80%	3.34% to 4.52%		2.24%
PIMCO Variable Insurance Trust - Administrative Shares:	Real Return Subaccount	2015	32,240,007	$9.70 to $13.57	$494,400,701	0.65% to 1.80%	-4.43% to -3.33%		3.93%
PIMCO Variable Insurance Trust - Administrative Shares:	Real Return Subaccount	2014	34,903,208	$10.15 to $14.04	$558,544,213	0.65% to 1.80%	1.27% to 2.43%		1.41%
PIMCO Variable Insurance Trust - Administrative Shares:	Real Return Subaccount	2013	38,489,878	$10.03 to $13.71	$607,318,836	0.65% to 1.80%	-10.82% to -9.80%		1.69%
PIMCO Variable Insurance Trust - Administrative Shares:	Total Return Subaccount	2017	29,784,272	$10.83 to $16.47	$511,210,315	0.65% to 1.80%	3.08% to 4.26%		2.00%
PIMCO Variable Insurance Trust - Administrative Shares:	Total Return Subaccount	2016	45,717,954	$10.51 to $15.79	$758,376,663	0.65% to 1.80%	0.87% to 2.02%		2.09%
PIMCO Variable Insurance Trust - Administrative Shares:	Total Return Subaccount	2015	53,253,486	$10.42 to $15.48	$868,677,370	0.65% to 1.80%	-1.31% to -0.18%		4.31%
PIMCO Variable Insurance Trust - Administrative Shares:	Total Return Subaccount	2014	84,642,096	$10.56 to $15.51	$1,391,996,208	0.65% to 1.80%	2.44% to 3.61%		2.16%
PIMCO Variable Insurance Trust - Administrative Shares:	Total Return Subaccount	2013	96,360,195	$10.31 to $14.97	$1,543,516,870	0.65% to 1.80%	-3.69% to -2.59%		2.19%
PIMCO Variable Insurance Trust - Administrative Shares:	Global Bond Subaccount	2017	4,330,234	$9.88 to $15.48	$75,937,597	0.65% to 1.80%	6.71% to 7.93%		1.97%
PIMCO Variable Insurance Trust - Administrative Shares:	Global Bond Subaccount	2016	4,575,404	$9.26 to $14.35	$75,175,742	0.65% to 1.80%	2.20% to 3.37%		1.51%
PIMCO Variable Insurance Trust - Administrative Shares:	Global Bond Subaccount	2015	4,912,477	$9.06 to $13.88	$78,502,125	0.65% to 1.80%	-5.72% to -4.64%		1.85%
PIMCO Variable Insurance Trust - Administrative Shares:	Global Bond Subaccount	2014	6,589,737	$9.61 to $14.55	$111,372,238	0.65% to 1.80%	0.46% to 1.61%		2.46%
PIMCO Variable Insurance Trust - Administrative Shares:	Global Bond Subaccount	2013	7,529,635	$9.56 to $14.32	$126,752,339	0.65% to 1.80%	-10.09% to -9.07%		1.13%
PIMCO Variable Insurance Trust - Administrative Shares:	CommodityRealReturn® Strategy Subaccount	2017	4,036,737	$4.95 to $6.16	$23,670,281	0.65% to 1.80%	0.35% to 1.49%		11.13%
PIMCO Variable Insurance Trust - Administrative Shares:	CommodityRealReturn® Strategy Subaccount	2016	4,299,332	$4.93 to $6.07	$24,987,818	0.65% to 1.80%	13.12% to 14.41%		1.13%
PIMCO Variable Insurance Trust - Administrative Shares:	CommodityRealReturn® Strategy Subaccount	2015	4,655,218	$4.36 to $5.31	$23,754,534	0.65% to 1.80%	-27.02% to -26.19%		4.50%
PIMCO Variable Insurance Trust - Administrative Shares:	CommodityRealReturn® Strategy Subaccount	2014	4,580,327	$5.97 to $7.19	$31,885,414	0.65% to 1.80%	-19.87% to -18.95%		0.35%
PIMCO Variable Insurance Trust - Administrative Shares:	CommodityRealReturn® Strategy Subaccount	2013	17,939,537	$7.45 to $8.87	$155,969,548	0.65% to 1.80%	-16.21% to -15.25%		1.69%
PIMCO Variable Insurance Trust - Administrative Shares:	Global Diversified Allocation Subaccount	2017	61,650,517	$12.82 to $13.68	$810,369,654	0.65% to 1.80%	14.81% to 16.12%		3.03%
PIMCO Variable Insurance Trust - Administrative Shares:	Global Diversified Allocation Subaccount	2016	54,536,935	$11.17 to $11.78	$621,308,428	0.65% to 1.80%	5.90% to 7.11%		1.80%
PIMCO Variable Insurance Trust - Administrative Shares:	Global Diversified Allocation Subaccount	2015	45,716,612	$10.55 to $11.00	$489,650,952	0.65% to 1.80%	-7.24% to -6.18%		2.92%
PIMCO Variable Insurance Trust - Administrative Shares:	Global Diversified Allocation Subaccount	2014	33,131,844	$11.37 to $11.72	$381,134,934	0.65% to 1.80%	4.00% to 5.18%		4.33%
PIMCO Variable Insurance Trust - Administrative Shares:	Global Diversified Allocation Subaccount	2013	24,990,558	$10.93 to $11.14	$275,289,332	0.65% to 1.80%	9.41% to 10.66%		4.80%
PIMCO Variable Insurance Trust - Administrative Shares:	Short-Term Subaccount	2017	4,938,829	$9.92 to $10.40	$50,106,590	0.65% to 1.80%	0.60% to 1.74%		1.70%
PIMCO Variable Insurance Trust - Administrative Shares:	Short-Term Subaccount	2016	4,991,679	$9.86 to $10.22	$50,077,905	0.65% to 1.80%	0.56% to 1.71%		1.59%
PIMCO Variable Insurance Trust - Administrative Shares:	Short-Term Subaccount	2015	4,217,739	$9.81 to $10.05	$41,829,167	0.65% to 1.80%	-0.67% to 0.46%		0.98%
PIMCO Variable Insurance Trust - Administrative Shares:	Short-Term Subaccount	2014	3,147,704	$9.87 to $10.01	$31,260,489	0.65% to 1.80%	-1.07% to 0.06%		0.72%
PIMCO Variable Insurance Trust - Administrative Shares:	Short-Term Subaccount	2013	657,914	$9.98 to $10.00	$6,572,259	0.90% to 1.70%	-0.16%(a) to -0.03%	(b)	0.75%
PIMCO Variable Insurance Trust - Administrative Shares:	Low Duration Subaccount	2017	2,438,860	$9.75 to $10.05	$24,106,830	0.65% to 1.80%	-0.41% to 0.72%		1.36%
PIMCO Variable Insurance Trust - Administrative Shares:	Low Duration Subaccount	2016	13,049,140	$9.79 to $9.98	$128,834,919	0.65% to 1.80%	-0.39% to 0.75%		1.50%
PIMCO Variable Insurance Trust - Administrative Shares:	Low Duration Subaccount	2015	10,164,207	$9.83 to $9.90	$100,223,081	0.65% to 1.80%	-1.73%(a) to -0.98%	(b)	7.95%
Calvert Variable Products, Inc.:	VP S&P 500 Index Subaccount	2017	9,723	$17.21 to $18.51	$175,335	0.90% to 1.40%	19.79% to 20.38%		1.47%
Calvert Variable Products, Inc.:	VP S&P 500 Index Subaccount	2016	9,829	$14.37 to $15.38	$147,691	0.90% to 1.40%	10.04% to 10.58%		1.27%
Calvert Variable Products, Inc.:	VP S&P 500 Index Subaccount	2015	9,981	$13.06 to $13.91	$136,038	0.90% to 1.40%	-0.42% to 0.08%		0.18%
Calvert Variable Products, Inc.:	VP S&P 500 Index Subaccount	2014	11,379	$13.11 to $13.90	$155,332	0.90% to 1.40%	9.52%(a) to 9.88%	(b)	2.08%
Calvert Variable Series, Inc.:	VP SRI Equity Subaccount	2013	16,132	$12.09 to $12.75	$202,979	0.90% to 1.40%	29.24% to 29.88%		0.08%
Dreyfus Variable Investment Fund - Service Shares:	Appreciation Subaccount	2017	1,117,055	$17.17 to $21.26	$29,700,082	0.65% to 1.80%	24.77% to 26.19%		1.09%
Dreyfus Variable Investment Fund - Service Shares:	Appreciation Subaccount	2016	1,330,624	$13.76 to $16.85	$28,334,859	0.65% to 1.80%	5.73% to 6.94%		1.40%
Dreyfus Variable Investment Fund - Service Shares:	Appreciation Subaccount	2015	1,488,232	$13.01 to $15.76	$29,851,287	0.65% to 1.80%	-4.43% to -3.34%		1.43%
Dreyfus Variable Investment Fund - Service Shares:	Appreciation Subaccount	2014	1,856,203	$13.62 to $16.30	$38,851,904	0.65% to 1.80%	5.92% to 7.13%		1.59%
Dreyfus Variable Investment Fund - Service Shares:	Appreciation Subaccount	2013	2,133,447	$12.86 to $15.22	$42,034,869	0.65% to 1.80%	18.69% to 20.05%		1.69%

			Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**		Investment Income Ratio****
Royce Capital Fund - Investment Class:	Small-Cap Subaccount	2017	4,915,936	$14.48 to $19.40	$168,869,577	0.65% to 1.80%	3.52% to 4.70%		0.93%
Royce Capital Fund - Investment Class:	Small-Cap Subaccount	2016	5,426,132	$13.99 to $18.53	$178,922,660	0.65% to 1.80%	18.82% to 20.18%		1.29%
Royce Capital Fund - Investment Class:	Small-Cap Subaccount	2015	9,200,641	$11.77 to $15.42	$248,285,589	0.65% to 1.80%	-13.36% to -12.37%		0.56%
Royce Capital Fund - Investment Class:	Small-Cap Subaccount	2014	13,392,912	$13.59 to $17.59	$414,123,783	0.65% to 1.80%	1.41% to 2.57%		0.11%
Royce Capital Fund - Investment Class:	Small-Cap Subaccount	2013	17,294,253	$13.40 to $17.15	$524,816,230	0.65% to 1.80%	32.37% to 33.88%		1.08%
Royce Capital Fund - Investment Class:	Micro-Cap Subaccount	2017	2,626,373	$14.09 to $14.68	$69,451,723	0.65% to 1.70%	3.43% to 4.51%		0.65%
Royce Capital Fund - Investment Class:	Micro-Cap Subaccount	2016	2,954,562	$13.62 to $14.05	$75,618,830	0.65% to 1.70%	17.71% to 18.94%		0.64%
Royce Capital Fund - Investment Class:	Micro-Cap Subaccount	2015	4,021,275	$8.67 to $11.81	$86,233,194	0.65% to 1.80%	-14.01% to -13.02%		0.00%
Royce Capital Fund - Investment Class:	Micro-Cap Subaccount	2014	4,425,876	$10.08 to $13.58	$110,598,444	0.65% to 1.80%	-5.28% to -4.20%		0.00%
Royce Capital Fund - Investment Class:	Micro-Cap Subaccount	2013	4,759,078	$10.64 to $14.17	$125,648,598	0.65% to 1.80%	18.85% to 20.20%		0.51%
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):	Invesco V.I. Comstock Series I Subaccount	2017	924	$27.26 to $30.05	$27,755	0.90% to 1.40%	16.23% to 16.80%		2.02%
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):	Invesco V.I. Comstock Series I Subaccount	2016	1,239	$23.45 to $25.72	$31,873	0.90% to 1.40%	15.68% to 16.25%		1.49%
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):	Invesco V.I. Comstock Series I Subaccount	2015	1,781	$20.28 to $22.13	$39,400	0.90% to 1.40%	-7.28% to -6.82%		1.90%
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):	Invesco V.I. Comstock Series I Subaccount	2014	2,046	$21.87 to $23.75	$48,594	0.90% to 1.40%	7.88% to 8.41%		1.35%
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):	Invesco V.I. Comstock Series I Subaccount	2013	2,049	$20.27 to $21.91	$44,889	0.90% to 1.40%	34.10% to 34.76%		1.69%
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):	Invesco V.I. International Growth Series II Subaccount	2017	6,138,952	$12.67 to $13.34	$77,942,709	0.65% to 1.80%	20.56% to 21.94%		1.27%
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):	Invesco V.I. International Growth Series II Subaccount	2016	5,821,432	$10.51 to $10.94	$60,897,660	0.65% to 1.80%	-2.45% to -1.34%		1.17%
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):	Invesco V.I. International Growth Series II Subaccount	2015	5,626,127	$10.78 to $11.09	$59,818,558	0.65% to 1.80%	-4.34% to -3.24%		1.47%
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):	Invesco V.I. International Growth Series II Subaccount	2014	3,006,739	$11.46 to $14.48	$33,378,928	0.65% to 1.70%	-1.58% to -0.56%		1.46%
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):	Invesco V.I. International Growth Series II Subaccount	2013	2,518,237	$11.46 to $11.53	$28,107,409	0.65% to 1.80%	16.62% to 17.95%		1.14%
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):	Invesco V.I. Balanced-Risk Allocation Series II Subaccount	2017	39,941,205	$12.39 to $13.27	$508,833,378	0.65% to 1.80%	7.90% to 9.12%		3.87%
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):	Invesco V.I. Balanced-Risk Allocation Series II Subaccount	2016	39,632,067	$11.49 to $12.16	$465,725,710	0.65% to 1.80%	9.54% to 10.79%		0.19%
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):	Invesco V.I. Balanced-Risk Allocation Series II Subaccount	2015	35,989,627	$10.49 to $10.97	$384,089,230	0.65% to 1.80%	-6.09% to -5.02%		3.93%
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):	Invesco V.I. Balanced-Risk Allocation Series II Subaccount	2014	36,089,969	$11.17 to $11.55	$408,327,163	0.65% to 1.80%	3.84% to 5.03%		0.00%
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):	Invesco V.I. Balanced-Risk Allocation Series II Subaccount	2013	72,296,974	$10.75 to $11.00	$784,723,259	0.65% to 1.80%	-0.37% to 0.76%		1.64%
Neuberger Berman Advisers Management Trust - S Class:	AMT Mid Cap Intrinsic Value Subaccount	2017	2,916,305	$17.36 to $21.04	$54,951,260	0.65% to 1.80%	14.30% to 15.60%		0.49%
Neuberger Berman Advisers Management Trust - S Class:	AMT Mid Cap Intrinsic Value Subaccount	2016	3,231,491	$15.19 to $18.20	$52,938,917	0.65% to 1.80%	13.93% to 15.23%		0.24%
Neuberger Berman Advisers Management Trust - S Class:	AMT Mid Cap Intrinsic Value Subaccount	2015	3,633,992	$13.33 to $15.79	$51,975,184	0.65% to 1.80%	-10.14% to -9.11%		0.37%
Neuberger Berman Advisers Management Trust - S Class:	AMT Mid Cap Intrinsic Value Subaccount	2014	3,781,409	$17.38 to $19.90	$59,853,268	0.65% to 1.70%	11.66% to 12.82%		0.69%
Neuberger Berman Advisers Management Trust - S Class:	AMT Mid Cap Intrinsic Value Subaccount	2013	4,238,531	$15.40 to $17.83	$59,817,401	0.65% to 1.70%	34.43% to 35.83%		0.90%
Franklin Templeton Variable Insurance Products Trust - Class 2:	Franklin Income VIP Subaccount	2017	5,181,433	$18.25 to $19.04	$96,658,695	0.90% to 1.50%	8.06% to 8.70%		4.18%
Franklin Templeton Variable Insurance Products Trust - Class 2:	Franklin Income VIP Subaccount	2016	5,841,926	$16.89 to $17.52	$100,631,953	0.90% to 1.50%	12.34% to 13.01%		4.99%
Franklin Templeton Variable Insurance Products Trust - Class 2:	Franklin Income VIP Subaccount	2015	6,689,370	$15.04 to $15.50	$102,408,387	0.90% to 1.50%	-8.43% to -7.88%		4.67%
Franklin Templeton Variable Insurance Products Trust - Class 2:	Franklin Income VIP Subaccount	2014	7,618,970	$15.02 to $16.42	$127,059,551	0.65% to 1.50%	3.07% to 3.94%		4.91%
Franklin Templeton Variable Insurance Products Trust - Class 2:	Franklin Income VIP Subaccount	2013	8,260,533	$14.45 to $15.93	$133,490,626	0.65% to 1.50%	12.26% to 13.21%		6.43%
Franklin Templeton Variable Insurance Products Trust - Class 2:	Franklin Flex Cap Growth VIP Subaccount	2017	712,571	$21.84 to $23.54	$15,837,312	0.90% to 1.50%	25.07% to 25.81%		0.00%
Franklin Templeton Variable Insurance Products Trust - Class 2:	Franklin Flex Cap Growth VIP Subaccount	2016	815,822	$17.46 to $18.71	$14,464,130	0.90% to 1.50%	-4.32% to -3.75%		0.00%
Franklin Templeton Variable Insurance Products Trust - Class 2:	Franklin Flex Cap Growth VIP Subaccount	2015	998,260	$18.25 to $19.44	$18,529,429	0.90% to 1.50%	2.82% to 3.43%		0.00%
Franklin Templeton Variable Insurance Products Trust - Class 2:	Franklin Flex Cap Growth VIP Subaccount	2014	1,087,105	$17.75 to $18.80	$19,582,646	0.90% to 1.50%	4.54% to 5.16%		0.00%
Franklin Templeton Variable Insurance Products Trust - Class 2:	Franklin Flex Cap Growth VIP Subaccount	2013	5,043,483	$16.01 to $16.98	$86,880,974	0.65% to 1.50%	35.45% to 36.59%		0.00%
Franklin Templeton Variable Insurance Products Trust - Class 2:	Templeton Foreign VIP Subaccount	2017	3,777,707	$13.59 to $15.67	$60,371,621	0.65% to 1.50%	14.97% to 15.94%		1.96%
Franklin Templeton Variable Insurance Products Trust - Class 2:	Templeton Foreign VIP Subaccount	2016	11,133,928	$11.72 to $13.63	$154,658,645	0.65% to 1.50%	5.59% to 6.48%		1.96%
Franklin Templeton Variable Insurance Products Trust - Class 2:	Templeton Foreign VIP Subaccount	2015	11,965,281	$11.00 to $12.91	$157,043,175	0.65% to 1.50%	-7.88% to -7.10%		3.19%
Franklin Templeton Variable Insurance Products Trust - Class 2:	Templeton Foreign VIP Subaccount	2014	12,382,534	$11.85 to $14.01	$175,984,459	0.65% to 1.50%	-12.45% to -11.71%		1.86%
Franklin Templeton Variable Insurance Products Trust - Class 2:	Templeton Foreign VIP Subaccount	2013	11,785,186	$13.42 to $16.00	$190,921,577	0.65% to 1.50%	21.15% to 22.18%		2.41%
Franklin Templeton Variable Insurance Products Trust - Class 5:	Franklin VolSmart Allocation VIP Subaccount	2017	16,887,391	$10.83 to $11.16	$185,043,607	0.65% to 1.80%	13.65% to 14.95%		0.00%
Franklin Templeton Variable Insurance Products Trust - Class 5:	Franklin VolSmart Allocation VIP Subaccount	2016	12,769,563	$9.53 to $ 9.71	$122,565,284	0.65% to 1.80%	2.74% to 3.92%		0.41%
Franklin Templeton Variable Insurance Products Trust - Class 5:	Franklin VolSmart Allocation VIP Subaccount	2015	5,888,660	$9.28 to $9.35	$54,778,659	0.65% to 1.80%	-7.25%(a) to -6.54%	(b)	1.66%
Franklin Templeton Variable Insurance Products Trust - Class 4:	Franklin Income VIP Subaccount	2017	8,616,924	$13.26 to $15.82	$129,445,706	0.65% to 1.80%	7.62% to 8.84%		3.95%
Franklin Templeton Variable Insurance Products Trust - Class 4:	Franklin Income VIP Subaccount	2016	8,840,762	$12.33 to $14.54	$122,669,583	0.65% to 1.80%	11.86% to 13.13%		4.75%
Franklin Templeton Variable Insurance Products Trust - Class 4:	Franklin Income VIP Subaccount	2015	9,608,212	$11.02 to $12.85	$118,480,623	0.65% to 1.80%	-8.79% to -7.75%		4.46%
Franklin Templeton Variable Insurance Products Trust - Class 4:	Franklin Income VIP Subaccount	2014	11,018,841	$12.08 to $13.93	$147,946,432	0.65% to 1.80%	2.67% to 3.85%		4.70%
Franklin Templeton Variable Insurance Products Trust - Class 4:	Franklin Income VIP Subaccount	2013	10,892,020	$11.77 to $13.41	$141,409,196	0.65% to 1.80%	11.84% to 13.12%		6.18%
Franklin Templeton Variable Insurance Products Trust - Class 4:	Franklin Flex Cap Growth VIP Subaccount	2017	1,321,771	$16.52 to $18.84	$23,925,806	0.65% to 1.80%	24.55% to 25.97%		0.00%
Franklin Templeton Variable Insurance Products Trust - Class 4:	Franklin Flex Cap Growth VIP Subaccount	2016	1,465,197	$13.27 to $14.96	$21,106,474	0.65% to 1.80%	-4.70% to -3.61%		0.00%
Franklin Templeton Variable Insurance Products Trust - Class 4:	Franklin Flex Cap Growth VIP Subaccount	2015	1,804,086	$13.92 to $15.52	$27,008,143	0.65% to 1.80%	2.47% to 3.64%		0.00%
Franklin Templeton Variable Insurance Products Trust - Class 4:	Franklin Flex Cap Growth VIP Subaccount	2014	1,631,592	$13.58 to $14.97	$23,756,365	0.65% to 1.80%	4.10% to 5.29%		0.00%
Franklin Templeton Variable Insurance Products Trust - Class 4:	Franklin Flex Cap Growth VIP Subaccount	2013	17,021,334	$13.05 to $14.22	$238,112,912	0.65% to 1.80%	34.85% to 36.39%		0.00%
Franklin Templeton Variable Insurance Products Trust - Class 4:	Templeton Foreign VIP Subaccount	2017	9,959,048	$11.12 to $11.67	$111,560,042	0.65% to 1.80%	14.56% to 15.87%		1.03%
Franklin Templeton Variable Insurance Products Trust - Class 4:	Templeton Foreign VIP Subaccount	2016	44,350,488	$9.71 to $10.08	$435,604,003	0.65% to 1.80%	5.20% to 6.40%		1.84%
Franklin Templeton Variable Insurance Products Trust - Class 4:	Templeton Foreign VIP Subaccount	2015	45,425,008	$9.23 to $9.47	$421,590,970	0.65% to 1.80%	-8.30% to -7.25%		3.06%
Franklin Templeton Variable Insurance Products Trust - Class 4:	Templeton Foreign VIP Subaccount	2014	44,353,149	$10.06 to $10.21	$446,238,018	0.65% to 1.80%	-12.79% to -11.79%		1.78%
Franklin Templeton Variable Insurance Products Trust - Class 4:	Templeton Foreign VIP Subaccount	2013	38,925,169	$11.54 to $11.58	$446,025,148	0.65% to 1.80%	20.69% to 22.07%		2.35%
Franklin Templeton Variable Insurance Products Trust - Class 4:	Franklin Founding Funds Allocation VIP Subaccount	2017	2,980,985	$14.15 to $15.29	$44,177,625	0.65% to 1.80%	9.81% to 11.06%		2.54%
Franklin Templeton Variable Insurance Products Trust - Class 4:	Franklin Founding Funds Allocation VIP Subaccount	2016	3,130,944	$12.89 to $13.77	$41,864,043	0.65% to 1.80%	10.93% to 12.19%		3.65%
Franklin Templeton Variable Insurance Products Trust - Class 4:	Franklin Founding Funds Allocation VIP Subaccount	2015	3,321,166	$11.62 to $12.27	$39,641,651	0.65% to 1.80%	-7.90% to -6.85%		2.85%
Franklin Templeton Variable Insurance Products Trust - Class 4:	Franklin Founding Funds Allocation VIP Subaccount	2014	3,609,116	$12.62 to $13.17	$46,203,856	0.65% to 1.80%	0.93% to 2.09%		2.64%
Franklin Templeton Variable Insurance Products Trust - Class 4:	Franklin Founding Funds Allocation VIP Subaccount	2013	3,398,828	$12.50 to $12.90	$42,731,682	0.65% to 1.80%	21.49% to 22.88%		10.22%

			Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**		Investment Income Ratio****
Federated Insurance Series:	Kaufmann Fund II Service Shares Subaccount	2017	3,074,530	$18.73 to $19.64	$57,765,553	0.65% to 1.80%	25.72% to 27.15%		0.00%
Federated Insurance Series:	Kaufmann Fund II Service Shares Subaccount	2016	3,164,397	$14.90 to $15.45	$47,052,287	0.65% to 1.80%	1.59% to 2.75%		0.00%
Federated Insurance Series:	Kaufmann Fund II Service Shares Subaccount	2015	3,818,452	$14.66 to $15.04	$55,180,851	0.65% to 1.80%	4.28% to 5.47%		0.00%
Federated Insurance Series:	Kaufmann Fund II Service Shares Subaccount	2014	2,656,471	$14.06 to $14.26	$36,612,345	0.65% to 1.80%	7.50% to 8.73%		0.00%
Federated Insurance Series:	Kaufmann Fund II Service Shares Subaccount	2013	2,790,184	$13.08 to $13.11	$35,440,992	0.65% to 1.80%	37.21% to 38.77%		0.00%
Federated Insurance Series:	Managed Volatility Fund II Subaccount	2017	31,065,195	$15.06 to $16.12	$480,250,290	0.65% to 1.80%	16.03% to 17.35%		3.87%
Federated Insurance Series:	Managed Volatility Fund II Subaccount	2016	32,798,678	$12.98 to $13.74	$434,931,531	0.65% to 1.80%	5.79% to 6.99%		5.06%
Federated Insurance Series:	Managed Volatility Fund II Subaccount	2015	39,119,397	$12.27 to $12.84	$488,233,865	0.65% to 1.80%	-9.19% to -8.15%		4.17%
Federated Insurance Series:	Managed Volatility Fund II Subaccount	2014	35,080,848	$13.51 to $13.98	$480,249,595	0.65% to 1.80%	2.07% to 3.24%		2.79%
Federated Insurance Series:	Managed Volatility Fund II Subaccount	2013	21,623,404	$13.24 to $13.54	$288,893,104	0.65% to 1.80%	19.59% to 20.96%		2.21%
Federated Insurance Series:	Managed Tail Risk Fund II Service Shares Subaccount	2017	5,522,132	$9.23 to $9.68	$51,853,725	0.65% to 1.80%	8.72% to 9.96%		1.41%
Federated Insurance Series:	Managed Tail Risk Fund II Service Shares Subaccount	2016	6,766,146	$8.49 to $8.80	$58,179,671	0.65% to 1.80%	-5.99% to -4.91%		1.46%
Federated Insurance Series:	Managed Tail Risk Fund II Service Shares Subaccount	2015	6,971,868	$9.03 to $9.26	$63,498,730	0.65% to 1.80%	-8.27% to -7.22%		1.48%
Federated Insurance Series:	Managed Tail Risk Fund II Service Shares Subaccount	2014	5,929,427	$9.85 to $9.98	$58,649,430	0.65% to 1.80%	-3.08% to -1.97%		0.90%
Federated Insurance Series:	Managed Tail Risk Fund II Service Shares Subaccount	2013	576,089	$10.16 to $10.17	$5,855,938	0.90% to 1.80%	1.58%(a) to 1.72%	(b)	0.00%
Federated Insurance Series:	Managed Tail Risk Fund II Service Shares Subaccount	2017	2,396,070	$9.37 to $9.59	$22,710,846	0.90% to 1.80%	8.99% to 9.96%		1.60%
Federated Insurance Series:	Managed Tail Risk Fund II Service Shares Subaccount	2016	2,327,966	$8.59 to $8.72	$20,148,924	0.90% to 1.80%	-5.71% to -4.87%		1.42%
Federated Insurance Series:	Managed Tail Risk Fund II Service Shares Subaccount	2015	1,171,084	$9.11 to $9.17	$10,701,566	0.90% to 1.80%	-8.87%(a) to -8.33%	(b)	0.00%
Ivy Variable Insurance Portfolios:	VIP Asset Strategy Subaccount	2017	13,095,137	$11.59 to $16.19	$199,461,749	0.65% to 1.80%	16.19% to 17.51%		1.52%
Ivy Variable Insurance Portfolios:	VIP Asset Strategy Subaccount	2016	16,162,783	$9.98 to $13.78	$210,832,844	0.65% to 1.80%	-4.29% to -3.20%		0.59%
Ivy Variable Insurance Portfolios:	VIP Asset Strategy Subaccount	2015	22,664,990	$10.42 to $14.23	$307,075,294	0.65% to 1.80%	-9.97% to -8.94%		0.37%
Ivy Variable Insurance Portfolios:	VIP Asset Strategy Subaccount	2014	29,714,268	$11.58 to $15.63	$444,751,010	0.65% to 1.80%	-6.94% to -5.88%		0.49%
Ivy Variable Insurance Portfolios:	VIP Asset Strategy Subaccount	2013	31,496,692	$12.44 to $16.61	$504,378,620	0.65% to 1.80%	22.92% to 24.32%		1.29%
Ivy Variable Insurance Portfolios:	VIP Natural Resources Subaccount	2017	6,026,437	$6.26 to $8.62	$49,327,220	0.65% to 1.80%	1.15% to 2.31%		0.13%
Ivy Variable Insurance Portfolios:	VIP Natural Resources Subaccount	2016	6,441,680	$6.19 to $8.42	$51,845,201	0.65% to 1.80%	21.62% to 23.01%		0.69%
Ivy Variable Insurance Portfolios:	VIP Natural Resources Subaccount	2015	6,380,620	$5.09 to $6.85	$41,970,257	0.65% to 1.80%	-23.77% to -22.90%		0.10%
Ivy Variable Insurance Portfolios:	VIP Natural Resources Subaccount	2014	6,439,295	$6.68 to $8.88	$55,154,702	0.65% to 1.80%	-14.58% to -13.60%		0.00%
Ivy Variable Insurance Portfolios:	VIP Natural Resources Subaccount	2013	6,757,510	$7.82 to $10.28	$67,301,198	0.65% to 1.80%	5.89% to 7.11%		0.00%
Ivy Variable Insurance Portfolios:	VIP Science and Technology Subaccount	2017	3,475,416	$20.64 to $31.82	$104,173,944	0.65% to 1.80%	29.79% to 31.27%		0.00%
Ivy Variable Insurance Portfolios:	VIP Science and Technology Subaccount	2016	3,541,073	$15.90 to $24.24	$81,392,310	0.65% to 1.80%	-0.25% to 0.89%		0.00%
Ivy Variable Insurance Portfolios:	VIP Science and Technology Subaccount	2015	4,188,440	$15.94 to $24.03	$95,928,049	0.65% to 1.80%	-4.60% to -3.51%		0.00%
Ivy Variable Insurance Portfolios:	VIP Science and Technology Subaccount	2014	4,209,324	$16.71 to $24.90	$100,544,506	0.65% to 1.80%	1.09% to 2.25%		0.00%
Ivy Variable Insurance Portfolios:	VIP Science and Technology Subaccount	2013	3,606,222	$16.53 to $24.35	$84,876,634	0.65% to 1.80%	53.62% to 55.38%		0.00%
Northern Lights Variable Trust - Class 2:	TOPS® Managed Risk Balanced ETF Subaccount	2017	37,484,039	$11.86 to $12.77	$458,541,460	0.65% to 1.80%	8.63% to 9.87%		1.50%
Northern Lights Variable Trust - Class 2:	TOPS® Managed Risk Balanced ETF Subaccount	2016	40,895,505	$10.92 to $11.62	$458,150,270	0.65% to 1.80%	4.35% to 5.54%		1.29%
Northern Lights Variable Trust - Class 2:	TOPS® Managed Risk Balanced ETF Subaccount	2015	44,693,798	$10.46 to $11.01	$477,261,920	0.65% to 1.80%	-6.19% to -5.11%		1.25%
Northern Lights Variable Trust - Class 2:	TOPS® Managed Risk Balanced ETF Subaccount	2014	47,867,095	$11.15 to $11.61	$542,450,717	0.65% to 1.80%	1.24% to 2.39%		0.97%
Northern Lights Variable Trust - Class 2:	TOPS® Managed Risk Balanced ETF Subaccount	2013	43,764,170	$11.01 to $11.34	$487,711,351	0.65% to 1.80%	6.02% to 7.23%		0.83%
Northern Lights Variable Trust - Class 2:	TOPS® Managed Risk Moderate Growth ETF Subaccount	2017	57,988,180	$12.38 to $13.33	$739,820,419	0.65% to 1.80%	11.84% to 13.11%		1.58%
Northern Lights Variable Trust - Class 2:	TOPS® Managed Risk Moderate Growth ETF Subaccount	2016	64,372,005	$11.07 to $11.78	$730,788,110	0.65% to 1.80%	4.43% to 5.63%		1.48%
Northern Lights Variable Trust - Class 2:	TOPS® Managed Risk Moderate Growth ETF Subaccount	2015	72,139,874	$10.60 to $11.16	$780,337,703	0.65% to 1.80%	-8.02% to -6.96%		1.34%
Northern Lights Variable Trust - Class 2:	TOPS® Managed Risk Moderate Growth ETF Subaccount	2014	76,243,737	$11.52 to $11.99	$892,532,662	0.65% to 1.80%	0.99% to 2.15%		1.05%
Northern Lights Variable Trust - Class 2:	TOPS® Managed Risk Moderate Growth ETF Subaccount	2013	65,358,277	$11.41 to $11.74	$754,175,513	0.65% to 1.80%	10.41% to 11.67%		0.87%
Northern Lights Variable Trust - Class 2:	TOPS® Managed Risk Growth ETF Subaccount	2017	50,223,992	$12.31 to $13.26	$636,961,491	0.65% to 1.80%	15.58% to 16.90%		1.56%
Northern Lights Variable Trust - Class 2:	TOPS® Managed Risk Growth ETF Subaccount	2016	56,567,751	$10.65 to $11.35	$617,803,913	0.65% to 1.80%	3.70% to 4.89%		1.63%
Northern Lights Variable Trust - Class 2:	TOPS® Managed Risk Growth ETF Subaccount	2015	64,084,941	$10.27 to $10.82	$671,599,440	0.65% to 1.80%	-10.75% to -9.73%		1.40%
Northern Lights Variable Trust - Class 2:	TOPS® Managed Risk Growth ETF Subaccount	2014	73,248,450	$11.51 to $11.98	$856,379,558	0.65% to 1.80%	-0.48% to 0.66%		0.89%
Northern Lights Variable Trust - Class 2:	TOPS® Managed Risk Growth ETF Subaccount	2013	64,899,624	$11.57 to $11.90	$759,033,571	0.65% to 1.80%	13.91% to 15.21%		0.94%
Northern Lights Variable Trust - Class 3:	TOPS® Managed Risk Balanced ETF Subaccount	2017	4,959,789	$10.37 to $10.69	$52,058,201	0.65% to 1.80%	8.63% to 9.87%		1.54%
Northern Lights Variable Trust - Class 3:	TOPS® Managed Risk Balanced ETF Subaccount	2016	4,160,177	$9.55 to $9.73	$40,010,640	0.65% to 1.80%	4.15% to 5.34%		1.54%
Northern Lights Variable Trust - Class 3:	TOPS® Managed Risk Balanced ETF Subaccount	2015	2,064,671	$9.17 to $9.24	$18,978,075	0.65% to 1.80%	-8.34%(a) to -7.64%	(b)	2.49%
Northern Lights Variable Trust - Class 3:	TOPS® Managed Risk Moderate Growth ETF Subaccount	2017	8,946,748	$10.42 to $10.74	$94,302,704	0.65% to 1.80%	11.83% to 13.10%		1.62%
Northern Lights Variable Trust - Class 3:	TOPS® Managed Risk Moderate Growth ETF Subaccount	2016	7,424,602	$9.32 to $9.50	$69,677,428	0.65% to 1.80%	4.27% to 5.46%		1.73%
Northern Lights Variable Trust - Class 3:	TOPS® Managed Risk Moderate Growth ETF Subaccount	2015	3,796,542	$8.94 to $9.00	$34,016,351	0.65% to 1.80%	-10.64%(a) to -9.95%	(b)	2.53%
Northern Lights Variable Trust - Class 3:	TOPS® Managed Risk Growth ETF Subaccount	2017	4,535,310	$10.43 to $10.75	$47,876,327	0.65% to 1.80%	15.38% to 16.70%		1.62%
Northern Lights Variable Trust - Class 3:	TOPS® Managed Risk Growth ETF Subaccount	2016	3,420,042	$9.04 to $9.22	$31,153,475	0.65% to 1.80%	3.64% to 4.83%		1.76%
Northern Lights Variable Trust - Class 3:	TOPS® Managed Risk Growth ETF Subaccount	2015	1,972,175	$8.72 to $8.79	$17,254,823	0.65% to 1.80%	-12.75%(a) to -12.09%	(b)	2.86%

*

This represents the range of annualized contract expense rates of the Account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual fund portfolios and charges made directly to contract owner accounts through the redemption of units.

**

This represents the range of total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investments with a date notation indicate the inception date of that investment in the Subaccount. The total return is calculated for the twelve month period indicated. In the first year of inception, the returns are based on the period from inception date to period end, and are not annualized.

***	Accumulation units are rounded to the nearest whole number.
****

The Investment Income Ratio represents the net investment income dividends that were received by the subaccount for the periods indicated, divided by average contract owners’ equity. Distributions of net capital gains by the underlying fund and expenses of the subaccount are not included in the calculation. The recognition of investment income by the subaccount is affected by the timing of dividends declared by the underlying fund. Therefore, the Investment Income Ratio is greatly affected by the amount of subaccount assets that are present on specific dividend record dates. The Investment Income Ratios for funds that were eligible for investment during only a portion of a year are calculated by dividing the actual dividends received by the average contract owners’ equity for the period in which assets were present. The ratio is annualized in these instances.

(a) & (b)

Denote the minimum or maximum of the total return ranges, respectively, for the underlying mutual fund options that were added and funded during the reporting period. These returns were not annualized.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Financial Statements and Schedules

December 31, 2017, 2016 and 2015

(With Independent Auditors’ Report Thereon)

KPMG LLP

Suite 500

191 West Nationwide Blvd.

Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

The Board of Directors and Stockholder

The Ohio National Life Insurance Company:

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated balance sheets of The Ohio National Life Insurance Company (a wholly owned subsidiary of Ohio National Financial Services, Inc.) and subsidiaries (collectively, the “Company”) as of December 31, 2017 and 2016, the related consolidated statements of income, comprehensive income (loss), changes in equity, and cash flows for each of the years in the three-year period ended December 31, 2017, and the related notes and financial statement schedules I, III, IV, and V (collectively, the consolidated financial statements). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2017 and 2016, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2017, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These consolidated financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/KPMG LLP

We have not been able to determine the specific year that we began serving as the Company’s auditor, however, we are aware that we have served as the Company’s auditor since at least 1995.

Columbus, OH

March 26, 2018

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with

KPMG International Cooperative (“KPMG International”), a Swiss entity.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Balance Sheets

December 31, 2017 and 2016

(Dollars in thousands, except share amounts)

Assets	2017	2016
Investments:
Securities available-for-sale, at fair value:
Fixed maturity securities	$8,555,786	7,674,609
Fixed maturity securities on loan	9,419	261,809
Equity securities	33,639	82,454
Equity securities on loan	—	4,258
Trading securities, at fair value:
Fixed maturity securities	1,285	1,509
Equity securities	5	—
Fixed maturity held-to-maturity securities, at amortized cost	1,326,688	1,284,770
Mortgage loans on real estate, net	1,208,696	1,159,432
Real estate, net	24,851	25,604
Policy loans	658,211	573,875
Other long-term investments	112,144	46,893
Short-term investments securities lending collateral	9,681	274,480
Short-term investments	58,069	54,086

Total investments	11,998,474	11,443,779
Cash and cash equivalents	293,383	276,286
Accrued investment income	93,898	90,230
Deferred policy acquisition costs	1,576,403	1,539,379
Reinsurance recoverable	2,449,769	2,636,316
Other assets	274,779	224,376
Federal income tax recoverable	40,310	18,573
Assets held in separate accounts	23,611,918	21,445,741

Total assets	$40,338,934	37,674,680

Liabilities and Equity
Future policy benefits and claims	$12,739,820	11,940,897
Policyholders’ dividend accumulations	36,110	38,108
Other policyholder funds	128,466	117,767
Notes payable (net of unamortized discount and debt issuance costs of $3,674 in 2017and $3,871 in 2016)	306,825	306,629
Deferred federal income taxes	317,896	566,186
Other liabilities	424,850	430,782
Payables for securities lending collateral	9,681	274,480
Liabilities related to separate accounts	23,611,918	21,445,741

Total liabilities	37,575,566	35,120,590

Equity:
Stockholder’s equity:
Class A common stock, $1 par value. Authorized, issued, and outstanding 10,000,000 shares	10,000	10,000
Additional paid-in capital	288,076	288,076
Accumulated other comprehensive income	176,473	108,752
Retained earnings	2,288,819	2,147,262

Total stockholder’s equity	2,763,368	2,554,090

Total liabilities and equity	$40,338,934	37,674,680

See accompanying notes to consolidated financial statements.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Statements of Income

Years ended December 31, 2017, 2016 and 2015

(Dollars in thousands)

	2017	2016	2015
Revenues:
Traditional life insurance premiums	$708,481	565,954	479,730
Annuity premiums and charges	320,036	288,255	297,322
Universal life policy charges	150,626	154,142	138,816
Accident and health insurance premiums	17,994	16,953	16,337
Investment management fees	28,626	16,209	15,742
Change in value of trading securities	(57)	(42)	(136)
Net investment income	480,375	464,058	462,218
Net realized gains (losses):
Investment gains (losses):
Total other-than-temporary impairment losses on securities	(4,778)	(826)	(8,208)
Portion of impairment losses recognized in other comprehensive income (loss)	(11,349)	(7,167)	(2,305)

Net other-than-temporary impairment losses on securities recognized in earnings	(16,127)	(7,993)	(10,513)
Realized gains, excluding other-than-temporary impairment losses on securities	2,595	6,249	11,405

Total investment (losses) gains	(13,532)	(1,744)	892
Derivative instruments	(14,868)	(23,264)	(2,556)
Other income	102,054	98,376	108,425

	1,779,735	1,578,897	1,516,790

Benefits and expenses:
Benefits and claims	1,163,955	290,449	746,614
Provision for policyholders’ dividends on participating policies	97,540	85,725	74,233
Amortization of deferred policy acquisition costs	159,620	189,825	151,747
Commissions, net	167,313	136,221	137,509
Other operating costs and expenses	246,160	237,180	237,896

	1,834,588	939,400	1,347,999

(Loss) income before income taxes	(54,853)	639,497	168,791

Income taxes:
Current (benefit) expense	(30,393)	(7,354)	13,170
Deferred (benefit) expense	(270,182)	166,999	25,978

	(300,575)	159,645	39,148

Net income	$245,722	479,852	129,643

See accompanying notes to consolidated financial statements.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Statements of Comprehensive Income (Loss)

Years ended December 31, 2017, 2016 and 2015

(Dollars in thousands)

	Before tax		Tax (expense) benefit	After tax
2017
Net income	$			245,722
Other comprehensive income, net of taxes:
Unrecognized net periodic benefit cost		(3,621)	(4,326)	(7,947)
Net unrealized gains (losses) on securities available-for-sale arising during the period:
Securities available-for-sale		94,525	16,448	110,973
Deferred acquisition costs		(26,819)	(3,331)	(30,150)
Future policy benefits and claims		(2,833)	(341)	(3,174)
Other policyholder funds		8,863	(617)	8,246
Less:
Net gains on securities available-for-sale realized during the period		16,121	(3,385)	12,736
Amortization of pension and other post-retirement benefits		(3,176)	667	(2,509)

Total other comprehensive income including tax reform adjustment		57,170	10,551	67,721
Stranded tax effects of the tax reform rate change, net[1]		—	(34,165)	(34,165)

Total other comprehensive income		57,170	(23,614)	33,556

Total comprehensive income				$279,278

2016
Net income	$			479,852
Other comprehensive income, net of taxes:
Unrecognized net periodic benefit cost		(10,599)	3,710	(6,889)
Net unrealized gains (losses) on securities available-for-sale arising during the period:
Securities available-for-sale		49,667	(17,476)	32,191
Deferred acquisition costs		(5,038)	1,763	(3,275)
Future policy benefits and claims		(1,198)	419	(779)
Other policyholder funds		8,885	(3,110)	5,775
Less:
Net gains on securities available-for-sale realized during the period		5,574	(1,951)	3,623
Amortization of pension and other post-retirement benefits		(2,691)	942	(1,749)

Total other comprehensive income		38,834	(13,685)	25,149

Total comprehensive income				$505,001

2015
Net income	$			129,643
Other comprehensive loss, net of taxes:
Unrecognized net periodic benefit cost		(1,417)	496	(921)
Net unrealized gains (losses) on securities available-for-sale arising during the period:
Securities available-for-sale		(226,731)	79,647	(147,084)
Deferred acquisition costs		72,497	(25,374)	47,123
Future policy benefits and claims		8,526	(2,984)	5,542
Less:
Net gains on securities available-for-sale realized during the period		7,758	(2,715)	5,043
Amortization of pension and other post-retirement benefits		(2,171)	760	(1,411)

Total other comprehensive loss		(152,712)	53,740	(98,972)

Total comprehensive income				$30,671

1. As a result of the Tax Cuts and Jobs Act (tax reform) and in conjunction with the adoption of Accounting Standards Update (ASU) 2018-02, Income Statement – Reporting Comprehensive Income, Reclassifications of Certain Tax Effects from Accumulated Other Comprehensive Income, the Company applied new tax rates to the components of Other Comprehensive Income driven by the change in Accumulated Other Comprehensive Income and identified the stranded tax effects of the tax reform rate change in a single line in this table. See Note 4.

See accompanying notes to consolidated financial statements.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Statements of Changes in Equity

Years ended December 31, 2017, 2016 and 2015

(Dollars in thousands)

	Class A common stock	Additional paid-in capital	Accumulated other comprehensive income	Retained earnings	Total stockholder’s equity
Balance, December 31, 2014	$10,000	288,076	182,575	1,702,767	2,183,418
Dividends to stockholder	—	—	—	(90,000)	(90,000)
Comprehensive income:
Net income	—	—	—	129,643	129,643
Other comprehensive loss	—	—	(98,972)	—	(98,972)

Total comprehensive income					30,671

Balance, December 31, 2015	10,000	288,076	83,603	1,742,410	2,124,089
Dividends to stockholder	—	—	—	(75,000)	(75,000)
Comprehensive income:
Net income	—	—	—	479,852	479,852
Other comprehensive income	—	—	25,149	—	25,149

Total comprehensive income					505,001

Balance, December 31, 2016	10,000	288,076	108,752	2,147,262	2,554,090
Tax reform adjustment	—	—	34,165	(34,165)	—
Dividends to stockholder	—	—	—	(70,000)	(70,000)
Comprehensive income:
Net income	—	—	—	245,722	245,722
Other comprehensive income	—	—	33,556	—	33,556

Total comprehensive income					279,278

Balance, December 31, 2017	$10,000	288,076	176,473	2,288,819	2,763,368

See accompanying notes to consolidated financial statements.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Statements of Cash Flows

Years ended December 31, 2017, 2016 and 2015

(Dollars in thousands)

	2017	2016	2015
Cash flows from operating activities:
Net income	$245,722	479,852	129,643
Adjustments to reconcile net income to net cash provided by operating activities:
Proceeds from sale and maturity of fixed maturity trading securities	172	934	2,422
Interest credited to policyholder account values	225,658	224,183	223,446
Universal life and investment-type product policy fees	(399,096)	(381,643)	(358,784)
Capitalization of deferred policy acquisition costs	(231,846)	(244,760)	(238,576)
Amortization of deferred policy acquisition costs	159,620	189,825	151,747
Amortization and depreciation	11,817	7,499	8,107
Net realized losses on investments and derivative instruments	28,400	25,008	1,664
Change in value of trading securities	57	42	136
Deferred federal income tax (benefit) expense	(270,182)	166,999	25,978
Increase in accrued investment income	(3,668)	(3,455)	(1,340)
Decrease (increase) in other assets and reinsurance recoverable	99,551	(741,357)	(251,340)
Increase in policyholder liabilities	532,138	687,910	593,049
Increase in policyholders’ dividend accumulations and other funds	13,542	5,812	17,131
(Decrease) increase in federal income tax recoverable	(21,737)	(9,081)	19,121
Increase in other liabilities	16,181	17,354	92,793
Other, net	(6,406)	372	(102)

Net cash provided by operating activities	399,923	425,494	415,095

Cash flows from investing activities:
Proceeds from maturity of fixed maturity available-for-sale securities	172,026	145,018	187,339
Proceeds from sales, calls, redemptions, prepayments, and paydowns of fixed maturity available-for-sale securities	790,736	606,275	533,888
Proceeds from sale of available-for-sale equity securities	15,055	7,888	4,225
Proceeds from maturity of fixed maturity held-to-maturity securities	47,749	35,800	31,000
Proceeds from sales, calls, redemptions, prepayments, and paydowns of fixed maturity held-to-maturity securities	71,456	75,974	126,372
Proceeds from repayment of mortgage loans on real estate	205,000	195,250	186,849
Proceeds from sale of real estate	—	436	—
Cost of fixed maturity available-for-sale securities acquired	(1,515,212)	(1,486,153)	(1,163,163)
Cost of available-for-sale equity securities acquired	(3,028)	(6,428)	(3,000)
Cost of fixed maturity held-to-maturity securities acquired	(172,597)	(185,231)	(146,008)
Cost of mortgage loans on real estate acquired	(254,894)	(183,395)	(185,581)
Cost of real estate acquired	(11)	—	(3,396)
Derivative payments, net	(15,057)	(15,735)	(3,572)
Change in payables for securities lending collateral, net	(264,799)	84,323	(46,728)
Net (increase) decrease in short-term investments	(3,983)	(15,216)	6,847
Change in policy loans, net	(84,336)	(73,678)	(55,995)
Change in other long-term invested assets, net	(51,370)	(38,583)	(17,886)

Net cash used in investing activities	(1,063,265)	(853,455)	(548,809)

Cash flows from financing activities:
Universal life and investment product account deposits	1,853,270	2,302,207	2,728,374
Universal life and investment product account withdrawals	(1,367,630)	(1,805,519)	(2,439,295)
Dividends paid to parent	(70,000)	(75,000)	(90,000)

Net cash provided by financing activities	415,640	421,688	199,079

Net (decrease) increase in cash and cash equivalents	(247,702)	(6,273)	65,365
Cash and cash equivalents, beginning of year	550,766	557,039	491,674

Cash and cash equivalents, end of year	$303,064	550,766	557,039

Supplemental disclosures:
Federal income tax paid (received)	$9,491	(196)	(7,842)
Interest paid on notes payable	22,011	22,011	22,011

See accompanying notes to consolidated financial statements.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

(1)	Organization and Business Description

Organization

The Ohio National Life Insurance Company is a stock life insurance company wholly owned by Ohio National Financial Services, Inc. (“ONFS”), a stock holding company. ONFS is 100% owned by Ohio National Mutual Holdings, Inc. (“ONMH”), a mutual holding company organized under Ohio insurance laws.

The Ohio National Life Insurance Company and its subsidiaries are collectively referred to as “ONLIC” or the “Company”.

In 1998, ONLIC became a stock company under provisions of Sections 3913.25 to 3913.38 of the Ohio Revised Code relating to mutual holding companies.

ONLIC owns 100% of Ohio National Life Assurance Corporation (“ONLAC”), a stock life insurance subsidiary, National Security Life and Annuity Company (“NSLAC”), a stock life insurance subsidiary, Montgomery Re, Inc. (“MONT”), a special purpose financial captive life insurance company, Kenwood Re, Inc. (“KENW”), a special purpose financial captive life insurance company, Camargo Re Captive, Inc. (“CMGO”), a special purpose financial captive life insurance company, Ohio National Equities, Inc. (“ONEQ”), a broker dealer registered under the Securities and Exchange Commission Act of 1934, and The O.N. Equity Sales Company (“ONESCO”), a broker dealer registered under the Securities and Exchange Commission Act of 1934.

Business

ONLIC and ONLAC are life and health (disability) insurers licensed in 49 states, the District of Columbia and Puerto Rico. ONLIC and ONLAC offer a full range of life, disability, and annuity products through independent agents and other distribution channels and are subject to competition from other insurers throughout the United States. NSLAC is licensed in 17 states and the District of Columbia and markets a portfolio of variable annuity products. ONLIC, ONLAC and NSLAC are subject to regulation by the insurance departments of states in which they are licensed and undergo periodic examinations by those departments.

MONT engages in the business of reinsuring term life insurance and certain death benefit guarantee universal life policies with affiliated companies. KENW and CMGO engage in the business of reinsuring term life insurance with affiliated companies.

ONEQ earns revenue by retaining a sales load from the sale of variable life insurance contracts on behalf of ONLAC and variable annuity contracts, fixed annuity contracts and fixed indexed annuity contracts on behalf of ONLIC, to unrelated third party broker dealers under distribution agreements with ONLAC and ONLIC. ONESCO earns commissions and fees from sales of variable life contracts under a distribution agreement with ONLAC and annuity contracts under a distribution agreement with ONLIC as well as commissions and fees related to sales of unaffiliated products.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

The Company sells variable annuities through unrelated broker dealers and banks, as well as through independent agents appointed with the Company.

(2)	Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). All intercompany transactions and balances have been eliminated in consolidation.

(3)	Summary of Significant Accounting Policies

The significant accounting policies followed by the Company that materially affect financial reporting are summarized below.

(a)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Actual results could differ from estimates.

The most significant estimates and assumptions include those used in determining the balance, amortization and recoverability of deferred policy acquisition costs, the liability for future policy benefits and claims, contingencies, provision for income taxes, deferred taxes, uncertain income tax positions and contingencies, allowance for loan losses for mortgage loans on real estate, valuation of and impairment losses on investments and valuation of embedded derivatives. Although some variability is inherent in these estimates, the recorded amounts reflect management’s best estimates based on facts and circumstances as of the consolidated balance sheet date. Management believes the amounts provided are appropriate.

(b)	Fair Value

Certain assets and liabilities are measured at estimated fair value in the Company’s consolidated balance sheets. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants on the measurement date. Note 6 to the consolidated financial statements includes further disclosures of estimated fair values.

(c)	Investments

Net Investment Income and Net Realized Gains (Losses)

Income on investments is reported within net investment income. Gains and losses on sales of investments, impairment losses and changes in the allowance for loan losses on mortgage loans are reported within net realized gains (losses).

8

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

Fixed Maturity and Equity Securities

Fixed maturity and equity securities classified as available-for-sale are reported at their estimated fair value. Unrealized gains and losses, net of adjustments to deferred policy acquisition costs, future policy benefits and claims, other policyholder funds and deferred federal income tax, are recorded as a separate component of accumulated other comprehensive income in equity.

Fixed maturity securities related to the Company’s funds withheld reinsurance arrangements are classified as trading and are stated at estimated fair value. Changes in estimated fair value of these securities are included in change in value of trading securities in the consolidated statements of income.

Fixed maturity and equity securities classified as trading are reported at their estimated fair value. Changes in estimated fair value of these securities are included in change in value of trading securities in the consolidated statements of income.

Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost.

Realized gains (losses) on the sale of investments are determined on the basis of specific security identification on the trade date. Any capital gains occurring in the Closed Block portfolio are offset by increases in the deferred policyholder obligation for that group of policies. See Note 16 for further information on the Closed Block.

For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from actual prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest method without anticipating the impact of prepayments.

Dividends are recorded on the ex-dividend date and interest is accrued as earned using an effective yield method giving effect to amortization of premiums and accretion of discounts.

Management regularly reviews its fixed maturity and equity securities portfolios in order to evaluate the necessity to record impairment losses for other-than-temporary declines in estimated fair value of investments. See Note 7 for management’s description and analysis of the portfolio.

Mortgage Loans on Real Estate

Mortgage loans on real estate are carried at the unpaid principal balance less an allowance for loan losses. The allowance is comprised of a specific and general component. The specific component relates to loans that have been identified as impaired and is generally measured as the difference between the impaired principal balance less the fair value of the collateral, if collateral dependent, less cost to sell. The Company provides allowances for impairments of these mortgage loans based on a review by portfolio managers. For the general component, management’s periodic evaluation of the adequacy of the

9

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

allowance is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions, and other relevant factors.

Commercial mortgages can be restructured in a troubled debt restructuring (“TDR”). The Company assesses loan modifications on a case by case basis to evaluate whether a TDR has occurred and will then establish a specific valuation allowance for the excess carrying value of the loan over the estimated fair value of the collateral.

Changes in the allowance are recorded in net realized gains (losses). Loans in foreclosure and loans considered to be impaired as of the consolidated balance sheet date are placed on nonaccrual status. Interest received on nonaccrual status mortgage loans is included in net investment income in the period received.

Real Estate

Real estate, net, which is comprised of buildings and improvements, held for company investment, is carried at cost less accumulated depreciation. Depreciation is determined using the straight-line method over the estimated useful life of the assets. The estimated useful life for company occupied real estate is 39 years and the estimated useful life for building improvements is 5 to 15 years. The estimated useful life for real estate held for investment is 17 to 39 years and the estimated useful life for building improvements is 15 to 16 years. Real estate, net also includes land which is carried at cost.

The Company occupies less than 50% of buildings held for company investment.

The cost basis of the real estate and building improvements was $22,142 and $22,427 at December 31, 2017 and 2016, respectively. Accumulated depreciation was $2,542 and $1,778 at December 31, 2017 and 2016, respectively. Related depreciation expense was $764, $492 and $655 for the years ended December 31, 2017, 2016 and 2015, respectively, and is included in net investment income in the consolidated statements of income. The cost basis of land was $5,252 at December 31, 2017 and 2016.

The Company reviews the estimated useful lives of these long lived assets and assesses for impairment when certain events or changes in operations occur.

Policy Loans

Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned using the contractually agreed upon interest rate and is included in net investment income on the consolidated statements of income. Generally, accrued interest is capitalized on the policy’s anniversary date.

Other Long Term Investments

Venture capital partnerships are carried on the equity method basis.

10

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

Securities Lending Program

The Company participates in an indemnified securities lending program administered by an unaffiliated agent in which certain portfolio holdings are loaned to third parties. The borrower must deliver to the Company’s agent collateral having a market value equal to at least 102% and 105%, respectively, of the market value of the domestic and foreign securities loaned. The collateral received by the Company’s agent from the borrower to secure loans on behalf of the Company must be in the form of cash, securities issued or guaranteed by the U.S. government or its agencies, or a bank letter of credit or equivalent obligation as may be pre-approved by the Company. The Company monitors the estimated fair value of the loaned securities on a daily basis and additional collateral is obtained as necessary. The asset, short-term investments securities lending collateral, and corresponding liability, payables for securities lending collateral, are recorded on the consolidated balance sheets. Income and expenses associated with securities lending transactions are reported within net investment income.

Short-term Investments

Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value.

(d)	Derivatives

The Company enters into derivative transactions that do not meet the criteria for hedge accounting or have not been designated in hedging relationships by the Company pursuant to Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 815, Derivatives and Hedging. The Company purchases equity index put options, equity futures, currency futures, equity swaps and interest rate swaptions as hedges for certain riders that are sold with variable annuity products. The Company similarly purchases equity index call options as hedges for the fixed indexed annuity and indexed universal life products. These transactions provide the Company with an economic hedge, which is used as part of its overall risk management strategies. The futures derivative instruments are carried at estimated fair value in other long-term investments or other liabilities, and the remaining derivative instruments are carried at estimated fair value in other long-term investments, with changes in estimated fair value recorded in net realized gains (losses) derivative instruments in the consolidated statements of income.

The Company enters into derivative transactions that meet the criteria for hedge accounting pursuant to FASB ASC Topic 815, Derivatives and Hedging. The Company purchased a foreign currency swap that meets the criteria for hedge accounting as a cash flow hedge. The swap instrument is carried at estimated fair value in other long-term investments or other liabilities. Changes in the estimated fair value of the swap are recorded in other comprehensive income in the consolidated balance sheets.

11

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

The Company sells variable annuities and fixed indexed annuities, issues certain insurance products and investment contracts, and is a party to certain reinsurance agreements that have embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

•	the combined instrument is not accounted for in its entirety at fair value with changes in fair value recorded in earnings;

•	the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and

•	a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

Such embedded derivatives are carried at estimated fair value with the reinsurance embedded derivatives reported in reinsurance recoverables in the consolidated balance sheets. The change in the estimated fair value is reported in benefits and claims in the consolidated statements of income.

(e)	Cash and Cash Equivalents

For purposes of the consolidated statements of cash flows, the Company considers all short-term and highly liquid investments with original maturities of three months or less (including securities lending collateral and reverse repurchase agreements) to be cash equivalents.

(f)	Deferred Policy Acquisition Costs and Capitalized Sales Inducements

The Company incurs costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as deferred acquisition costs (“DAC”). Such costs generally include:

•	incremental direct costs of contract acquisitions;

•

the portion of the employee’s total compensation, excluding any compensation that is deferred as part of contract acquisitions, and payroll related fringe benefits for certain costs related directly to time spent performing underwriting, policy issuance, medical/inspection, and sales force contract selling acquisition activities of a successful contract;

•	other costs related directly to the insurer’s acquisition activities noted above that would not have been incurred had the issuance of the contract not occurred; and

•	certain advertising costs that meet the deferral criteria.

All other acquisition costs such as general advertising, market research, training, administration and unsuccessful acquisition efforts are expensed as incurred.

DAC is subject to recoverability testing in the year of policy issuance and loss recognition testing at the end of each reporting period. For traditional nonparticipating life insurance products, DAC is amortized with interest over the premium paying period of the related policies in proportion to premium revenue. Such anticipated premium revenue is estimated using the same assumptions as were used for computing liabilities for future policy benefits.

12

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

For traditional participating life insurance products, DAC is amortized in proportion to gross margins of the related policies. Gross margins are determined for each issue year and are equal to premiums plus investment income less death claims, surrender benefits, administrative costs, expected policyholder dividends, and the increase in reserve for future policy benefits.

For investment and universal life products, DAC is amortized with interest over the lives of the policies in relation to the present value of the estimated future gross revenues (projected investment income, asset fees, cost of insurance charges, policy administration fees, surrender charges, and net realized gains and losses) or estimated future gross profits (gross revenues less interest credits, policy benefits and policy maintenance expenses).

DAC for participating life products, investment products and universal life business is adjusted to reflect the impact of unrealized gains and losses on the related fixed maturity securities available-for-sale.

The most significant assumptions that are involved in the estimation of future gross profits include future gross separate account performance, surrender/lapse rates, withdrawals/partial withdrawals, interest margins and mortality. The Company’s long-term assumption for gross separate account performance, net of investment fees, is 7.3%, a blend of expected returns from stock, money market and bond funds representative of the in-force block of contracts before a deduction for policy charges. The Company assumes that the level of separate account assets resulting from market performance will revert, over a three year period, to the level expected if the long-term assumed trend rate had applied. This assumption is commonly referred to as a reversion to the mean. The Company’s policy regarding the reversion to the mean process does not permit projected returns to be below 0.0% or in excess of 15.0% during the three-year reversion period.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment products and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (“DAC unlocking”), which could be significant. In general, increases in the estimated general and net separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization. Any resulting DAC unlocking adjustments are reflected currently in the amortization of DAC in the consolidated statements of income. See Note 9 for further information on the DAC unlocking adjustment made in 2016.

The Company offers certain sales inducements to contract holders. Sales inducements are product features that enhance the investment yield on a contract. The Company utilizes the following sales inducements:

•	day-one bonuses which increase the account value at inception; and

•	enhanced yield options which credit interest for a specified period in excess of rates currently being offered for other similar contracts.

13

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

Sales inducements are deferred and amortized using the same methodology and assumptions used to amortize DAC.

(g)	Reinsurance

Reinsurance is an agreement by which a reporting entity transfers all or part of its risk under a contract to another reporting entity. For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims. To the extent there are loss limiting features that preclude the reinsurer from assuming the risk of significant loss, the Company accounts for such agreements using deposit accounting. See Note 11 for additional reinsurance disclosures.

Accounting for reinsurance requires the use of significant management estimates and assumptions, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risk. The Company periodically reviews actual and anticipated experience compared to the assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the strength of counterparties to its reinsurance agreements. Reinsurance does not discharge the Company from its primary liability to policyholders and to the extent that a reinsurer should be unable to meet its obligations, the Company would be liable to policyholders.

Amounts recoverable under reinsurance agreements, which totaled $2,449,769 and $2,636,316 as of December 31, 2017 and 2016, respectively, include ceded reserves, paid and unpaid claims, and certain other amounts.

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts on the consolidated statements of income. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

The Company enters into reinsurance agreements with various insurance subsidiaries. All intercompany transactions and balances have been eliminated in consolidation.

(h)	Equipment and Computer Software and Hardware

Equipment, which is included in other assets, is stated at cost, less accumulated depreciation. Depreciation is determined using the straight-line method over the estimated useful lives of the assets. The estimated life is generally 2 to 5 years for equipment. The cost basis of the equipment was $29,722 and $27,046 and $24,354 at December 31, 2017 and 2016, respectively. Accumulated depreciation of equipment was $18,545 and $15,239 at December 31, 2017 and 2016, respectively. Related depreciation expense was $2,056, $1,416 and $1,190 for the years ended December 31, 2017, 2016 and 2015, respectively.

14

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

Computer software and hardware, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a 2 to 12 year period using the straight-line method based upon the estimated useful life of the assets. The cost basis of computer software was $2,261 and $4,656 at December 31, 2017 and 2016, respectively. Accumulated amortization of computer software and hardware was $1,920 and $3,481 at December 31, 2017 and 2016, respectively. Related amortization expense was $301, $1,132 and $969 for the years ended December 31, 2017, 2016 and 2015, respectively.

The Company reviews the estimated useful lives of these long lived assets and assesses for impairment when certain events or changes in operations occur.

The Company has $88 and $775 of capital projects in process recorded in other assets at December 31, 2017 and 2016, respectively.

(i)	Goodwill and Intangible Assets

Goodwill and intangible assets are included in other assets. In a business combination, goodwill is the result of the excess of cost over the estimated fair value of the net assets acquired. Intangible assets are non-financial assets that lack physical substance resulting from a business combination.

Goodwill and intangible assets are assets acquired by the Company as a result of acquisitions in prior years of the NSLAC entity. The Company has $755 of goodwill recorded in other assets at December 31, 2017 and 2016.

Goodwill and intangible assets are not amortized, but are evaluated for impairment annually or more frequently if events or circumstances, such as adverse changes in the business climate, require an interim evaluation. The evaluation includes the use of management assumptions which may be inherently uncertain. During the 2017 annual impairment tests, the Company concluded that the estimated fair values of the goodwill and intangible assets were in excess of their carrying values and, therefore, not impaired.

(j)	Separate Accounts

Separate account assets and liabilities represent contract holders’ funds, which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at estimated fair value based primarily on market quotations of the underlying securities. The investment income and gains or losses of these accounts accrue directly to the contract holders. The activity of the separate accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives for administrative services and risks assumed and the activity related to guaranteed contracts, which are riders to existing variable annuity contracts. These are recorded in either annuity premiums and charges or benefits and claims in the consolidated statements of income. Separate account seed money is recorded as a trading security.

15

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

(k)	Revenues and Benefits

Traditional Life Insurance Products

Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life, limited-payment life, term life, and certain annuities with life contingencies.

Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums; therefore, profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Investment Products and Universal Life Insurance Products

Investment products consist primarily of individual and group variable and fixed deferred annuities, annuities without life contingencies, guaranteed investment contracts and fixed indexed annuities. Universal life insurance products include universal life, variable universal life, indexed universal life and other interest-sensitive life insurance policies.

Revenues for investment products and universal life insurance products consist of net investment income, cost of insurance charges, asset fees, policy administration fees, and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based upon the nature of such fees. Cost of insurance charges and policy administrative fees are assessed on a daily, monthly or annual basis, and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods such as unearned front end loads are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include benefits and claims incurred in the period in excess of related policy account balances, maintenance costs, and interest credited to policy account balances.

Accident and Health Insurance Products

Accident and health insurance premiums including group life and health (disability) are recognized as revenue in accordance with the terms of the policies. Policy claims are charged to expense in the period that the claims are incurred.

(l)	Investment Management Fees

Investment management fees are earned by various subsidiaries in conjunction with money management activities. The fees are based on a percentage of assets at the end of each quarter and are recognized in income as earned.

16

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

(m)	Other Income

The Company earns sales load fees on the sale of variable, fixed and fixed indexed annuity contracts and ONLAC variable universal life contracts by unrelated third party brokers both directly and through its subsidiaries. The sales loads on the contracts are recognized as revenue when earned. Additionally, the Company and its subsidiaries sell registered investment products and variable contracts sponsored by unaffiliated parties.

(n)	Future Policy Benefits and Claims

The Company establishes liabilities for amounts payable under insurance policies. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. The process of calculating reserve amounts for a life insurance organization involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical ailment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts). The methods used in determining the liability for unpaid losses and future policy benefits are standard actuarial methods recognized by the American Academy of Actuaries.

Liabilities for traditional life insurance policies are calculated using a net level premium method based on estimates of mortality, morbidity, investment yields, and withdrawals which were used or which were being experienced at the time the policies were issued.

Liabilities for investment products in the accumulation phase, fixed deferred annuities, fixed indexed annuities, group annuities, universal life insurance products and variable universal life insurance products are calculated based on participants’ contributions plus interest credited less applicable contract charges.

Liabilities for payout annuities are calculated using the present value of future benefits discounted using varying interest rates. Liabilities for variable payout annuities also include maintenance costs in the present value calculation.

Liabilities for disability income policies are calculated using a net level premium method based on estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued. Liabilities for disability income policies on claims are calculated using the present value of future benefits and maintenance costs discounted using varying interest rates, depending on the year the claim was incurred.

The Company regularly reviews its estimates of future policy benefits and claims liabilities and compares them with its actual experience. Differences result in changes to the liability balances with related charges or credits to benefit expenses in the period in which the change occurs.

17

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

The Company issues traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contract holder.

The Company also issues nontraditional variable annuity contracts through its separate accounts in which the Company provides various forms of guarantees/riders to benefit the related contract holders. These guarantees are accounted for as insurance liabilities or as embedded derivatives depending on how and when the benefit is paid. Specifically, a guarantee is accounted for as an embedded derivative if a guarantee is paid out without requiring the occurrence of a specific insurable event or the policyholder to annuitize. Alternatively, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either the occurrence of a specific insurable event, or annuitization. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models.

The Company has five main types of rider benefits offered with individual variable annuity contracts:

•	guaranteed minimum death benefit (“GMDB”);

•	guaranteed minimum income benefit (“GMIB”);

•	guaranteed minimum accumulation benefit (“GMAB”);

•	guaranteed minimum withdrawal benefit (“GMWB”); and

•	guaranteed lifetime withdrawal benefit (“GLWB”).

The Company refers to the total of these five types, collectively, as the “G reserves.”

Guarantees accounted for as insurance liabilities in future policy benefits and claims include GMDBs, GMIBs and certain GLWBs that require annuitization.

Guarantees accounted for as embedded derivatives include GMWBs, GMABs and certain GLWBs that do not require annuitization. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. The embedded derivatives are carried at estimated fair value and reported in future policy benefits and claims.

(o)	Participating Business/Policyholder Dividends

Participating business, which refers to policies that participate in profits through policyholder dividends, represents 12.3%, 11.3% and 10.5% of the Company’s ordinary life insurance in force as of December 31, 2017, 2016 and 2015, respectively. The liability for policyholder dividends includes the estimated amount of annual dividends earned by policyholders and is recorded in other policyholder funds in the accompanying consolidated balance sheets. Policyholder dividends incurred are recorded in the provision for policyholders’ dividends on participating policies in the accompanying consolidated statements of income.

18

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

Policyholder dividends are approved annually by the insurance subsidiaries’ board of directors based upon the amount of distributable statutory surplus. The aggregate amount of policyholder dividends is related to actual interest, mortality, morbidity, and expense experience for the year, as well as management’s judgment as to the appropriate level of statutory surplus to be retained by the insurance subsidiaries.

(p)	Income Taxes

The Company is included as part of the life/non-life consolidated federal income tax return of its ultimate parent, ONMH, which includes its U.S. domestic subsidiaries. United States Department of the Treasury (“Treasury”) regulations generally require a five year waiting period as to when a life insurance company can be included in the consolidated federal income tax return. A subsidiary life insurance company may obtain approval sooner, if the provisions of the Treasury regulations are met. KENW and NSLAC joined the consolidated return in 2013. CMGO met the Treasury regulations and received approval to join the consolidated return in 2015.

The method of allocation between the companies is subject to written agreement, approved by the Board of Directors. Allocations are based upon separate return calculations with current credit for net losses. Intercompany tax balances are settled quarterly.

The Company’s policy for recording interest and penalties associated with audits, claims and adjustments is to record such amounts as a component of current income tax (benefit) expense.

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in operations in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized. Current income taxes are charged to operations based upon amounts estimated to be payable as a result of taxable operations for the current year.

In determining the need for a valuation allowance, the Company considers the carryback capacity to absorb losses, reversal of existing temporary differences, estimated future taxable income and prudent and feasible tax planning strategies. The determination of the valuation allowance for the Company’s deferred tax assets requires management to make certain judgments and assumptions regarding future operations that are based on historical experience and expectations of future performance. Management’s judgments are subject to change given the inherent uncertainty in predicting future performance, which is impacted by such factors as policyholder behavior, competitive pricing, and specific industry and market conditions.

19

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

On December 22, 2017, President Donald Trump signed into law the tax legislation commonly known as the Tax Cuts and Jobs Act. See Note 4 for a description of the new tax law.

(q)	Litigation Contingencies

The Company is a party in various legal actions arising in the normal course of business. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company’s financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of loss can be reasonably estimated. Legal costs are recognized as incurred and for the estimated amount to be incurred.

On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company’s consolidated financial statements.

(r)	Employee Benefit Plans

The Company sponsors and/or administers various plans that provide defined benefit pension and other postretirement benefits covering eligible employees and sales representatives. Measurement dates used for all of the defined benefit pension and other postretirement benefit plans correspond with the year end of the Company. The Company recognizes the funded status of the projected benefit obligation (“PBO”) less plan assets for pension benefits and the accumulated benefit obligation (“ABO”) for other postretirement benefits for each of its plans. The Company recognizes an expense for differences between actual experience and estimates over the average future service period of participants. The actuarial gains (losses) and prior service costs (credit) not yet included in net periodic benefit costs are charged to accumulated other comprehensive income (“AOCI”), net of income tax.

The obligations and expenses associated with these plans require the use of assumptions such as discount rate, expected long-term return on plan assets, rate of compensation increases, healthcare cost trend rates, as well as participant demographics such as rate and age of retirements, withdrawal rates and mortality. Management determines these assumptions based upon a variety of factors such as historical performance of the plan and its assets, currently available market and industry data and mortality tables, and expected benefit payout streams. The assumptions used may differ materially from actual results due to, among other factors, changing market and economic conditions and changes in participant demographics. These differences may have an effect on the Company’s consolidated financial statements.

The Company sponsors a defined contribution plan for substantially all employees. The Company also sponsors a qualified contributory defined contribution profit-sharing plan for substantially all employees. Discretionary Company contributions are based on the net earnings of the Company. Accordingly, the Company recognizes compensation cost for current contributions.

20

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

(s)	Adoption and Future Adoption of New Accounting Pronouncements

The Company applies the public entity requirements when adopting new accounting standards.

Adoption of New Accounting Pronouncements

In February 2018, the Company early adopted Accounting Standards Update (“ASU”) 2018-02, Income Statement – Reporting Comprehensive Income (Topic 220): Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income. This guidance gives financial statement preparers an option to reclassify stranded tax effects within AOCI to retained earnings in each period in which the effect of the change in the U.S. federal corporate income tax rate in the Tax Cuts and Jobs Act (or portion thereof) is recorded. The guidance also requires disclosure of (1) a description of the accounting policy for releasing income tax effects from AOCI, (2) whether the company elected to reclassify the stranded income tax effects from the Tax Cuts and Jobs Act, and (3) information about the other income tax effects that are reclassified. The Company chose to early adopt this standard effective for the year ended December 31, 2017. As a result of adoption, ($34,165) was reclassified from AOCI to retained earnings.

In January 2017, the Company adopted ASU 2016-17, Consolidation (Topic 810): Interests Held through Related Parties That Are under Common Control. The guidance does not change the characteristics of a primary beneficiary under current GAAP. It changes how a reporting entity evaluates whether it is the primary beneficiary of a variable interest entity (“VIE”) by changing how a reporting entity that is the controlling decision maker of a VIE treats indirect interests in the entity held through related parties that are under common control with the reporting entity. The adoption of this guidance did not impact the Company’s consolidated financial statements.

In January 2017, the Company adopted ASU 2016-05, Derivatives and Hedging (Topic 815): Effect of Derivative Contract Novations on Existing Hedge Accounting Relationships. This guidance clarifies that a change in the counterparty to a derivative instrument that has been designated as a hedging instrument does not, in and of itself, require dedesignation of that hedging relationship provided that all other hedge accounting criteria continue to be met. The adoption of this guidance did not significantly impact the Company’s consolidated financial statements.

In January 2016, the Company adopted ASU 2015-09, Financial Services – Insurance (Topic 944): Disclosures about Short-Duration Contracts. This guidance requires insurance entities to provide users of financial statements with additional information, in the form of comparative disclosures, regarding initial claim estimates and subsequent adjustments to those estimates, including the reconciliation of the claim development table to the balance sheet liability, the methodologies used in estimating claims, and the timing and frequency of claims. The adoption of this guidance did not significantly impact the Company’s consolidated financial statements, or financial statement disclosures.

In January 2016, the Company adopted ASU 2015-07, Fair Value Measurement (Topic 820): Disclosures for Investment in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). This guidance removes the requirement to categorize all investments for which fair value is measured using the

21

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

net asset value per share practical expedient within the fair value hierarchy. The guidance also removes the requirement to provide certain disclosures for those investments eligible to be measured using the net asset value per share practical expedient. The adoption of this guidance did not significantly impact the Company’s consolidated financial statements, or financial statement disclosures.

In January 2016, the Company adopted ASU 2015-03, Interest – Imputation of Interest (Subtopic 835-30): Simplifying the Presentation of Debt Issuance Costs. This guidance requires that debt issuance costs be presented in the balance sheet as a direct deduction to the related debt liability rather than as an asset, similar to debt discounts. The current recognition and measurement guidance for debt issuance costs were not affected by this guidance. The adoption of this guidance changed the presentation of the Company’s debt issuance costs from other assets to notes payable in the Company’s consolidated financial statements.

In January 2016, the Company adopted ASU 2015-02, Consolidation (Topic 810) Amendments to the Consolidation Analysis. This guidance modifies and improves a legal entity’s evaluation process of determining whether limited partnerships, limited liability corporations, or securitization structures should be consolidated. The adoption of this guidance did not impact the Company’s consolidated financial statements, or financial statement disclosures.

In January 2016, the Company adopted ASU 2014-15, Presentation of Financial Statements – Going Concern (Subtopic 205-40): Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern. This guidance updated the accounting standard related to an entity’s assessment of its ability to continue as a going concern. This guidance requires management to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern within one year after the date that the financial statements are issued. In situations where there is substantial doubt about an entity’s ability to continue as a going concern, disclosure should be made so that a reader can understand the conditions that raise substantial doubt, management’s assessment of those conditions and any plan management has to mitigate those conditions. Management completed its assessment and concluded that there is no doubt about the entity’s ability to continue as a going concern.

Future Adoption of New Accounting Pronouncements

In August 2017, the FASB issued ASU 2017-12, Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities. The new guidance is effective for fiscal years beginning after December 15, 2018. Early adoption is permitted. This new guidance refines, expands and simplifies hedge accounting for financial and nonfinancial risk. Management does not expect that this guidance will have a material impact on the consolidated financial statements.

In March 2017, the FASB issued ASU 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities. The new guidance is effective for fiscal years beginning after December 15, 2018. Early adoption is permitted. This new guidance requires premium on callable debt securities to be amortized to the earliest call date. Management has not yet assessed the impact that this guidance may have on the consolidated financial statements.

22

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

In March 2017, the FASB issued ASU 2017-07, Compensation – Retirement Benefits (Topic 715): Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost. The new guidance is effective for fiscal years beginning after December 15, 2017. Early adoption is permitted. This new guidance requires that an employer report the service cost component in the same line item or items as other compensation costs. The other components of net benefit cost are required to be presented in the income statement separately from the service cost component and outside a subtotal of income from operations. Management does not expect that this guidance will have a material impact on the consolidated financial statements.

In February 2017, the FASB issued ASU 2017-05, Other Income-Gains and Losses from the Derecognition of Nonfinancial Assets (Subtopic 610-20): Clarifying the Scope of Asset Derecognition Guidance and Accounting for Partial Sales of Nonfinancial Assets. The new guidance is effective for fiscal years beginning after December 15, 2017. Early adoption is permitted. This new guidance defines in substance nonfinancial assets, and clarifies that an entity should identify each distinct nonfinancial asset or in substance nonfinancial asset promised to a counterparty and derecognize each asset when a counterparty obtains control of it. Management does not expect that this guidance will have a material impact on the consolidated financial statements.

In January 2017, the FASB issued ASU 2017-04, Intangibles-Goodwill and Other (Topic 350) Simplifying the Test for Goodwill Impairment effective for annual periods beginning after January 1, 2020 which eliminates some portions of the goodwill impairment test to simplify the test. The guidance also eliminates the requirement for any reporting unit with a zero or negative carrying amount to perform a qualitative assessment. Management does not expect that this guidance will have a material impact on the consolidated financial statements.

In November 2016, the FASB issued ASU 2016-18, Statement of Cash Flows, (Topic 230): Restricted Cash, effective for public companies for fiscal years beginning after December 15, 2017. This new guidance requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. As a result, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The adoption of this guidance will not have any impact on the Company’s consolidated financial statements, except for expanded disclosures.

In October 2016, the FASB issued ASU 2016-16, Income Taxes (Topic 740): Intra-Entity Transfers of Assets Other Than Inventory, effective for public companies for fiscal years beginning after December 15, 2017. This new guidance requires entities to immediately recognize the income tax consequences of intercompany asset transfers. This new guidance permits early adoption. Management does not expect that this guidance will have a material impact on the financial statements.

23

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

In August 2016, the FASB issued new guidance on cash flow statement presentation, ASU 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments. The new guidance is effective for fiscal years beginning after December 15, 2017, and should be applied retrospectively to all periods presented. Early adoption is permitted. The guidance addresses how certain specific cash receipts and cash payments are presented and classified in the statement of cash flows. Management has not yet assessed the impact that this guidance may have on the consolidated financial statements.

In June 2016, the FASB issued new guidance on measurement of credit losses on financial instruments, ASU 2016-13, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. The new guidance is effective for fiscal years beginning after December 15, 2019. Early adoption is permitted for fiscal years beginning after December 15, 2018. ASU 2016-13 replaces the incurred loss impairment methodology with one that reflects expected credit losses. The measurement of expected credit losses would be based on historical loss information, current conditions, and reasonable and supportable forecasts after implementation of this guidance. The guidance also requires enhanced disclosures. Management has not yet assessed the impact that this guidance may have on the consolidated financial statements.

In February 2016, the FASB issued ASU 2016-02, Leases, (Topic 842), effective for public companies for fiscal years beginning after December 15, 2018. This guidance requires lessees to recognize a lease liability measured on a discounted basis and a right-of-use asset for the lease term. Under this guidance, lessor accounting is largely unchanged except to align lessor accounting with the lease accounting model and ASC Topic 606, Revenue from Contracts with Customers, and thus the accounting for sale and leaseback transactions have been simplified. Management has not yet assessed the impact that this guidance may have on the consolidated financial statements.

In January 2016, the FASB issued ASU 2016-01, Financial Instruments—Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities, effective for public companies for fiscal years beginning after December 15, 2017. This guidance requires equity investments (except those accounted for under the equity method of accounting, or those that result in consolidation of the investee) to be measured at fair value with changes in fair value recognized in net income. This guidance requires public business entities to use the exit price notion when measuring the fair value of financial instruments for disclosure purposes. This guidance requires separate presentation of financial assets and financial liabilities by measurement category and form of financial asset (i.e., securities or loans and receivables). This guidance eliminates the requirement for public business entities to disclose the method(s) and significant assumptions used to estimate the fair value that is required to be disclosed for financial instruments measured at amortized cost. Early adoption is permitted. Management does not expect that this guidance will have a material impact on the consolidated financial statements.

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers (Topic 606), effective for annual periods beginning after December 15, 2017 for public business entities. This guidance outlines a single, comprehensive model for accounting for revenue from contracts with customers. Topic 606 specifically excludes insurance contracts from its scope; however, the Company may adopt the new standard either using the full retrospective approach or a modified retrospective approach with a

24

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

cumulative catch-up adjustment. The Company’s implementation efforts include the identification of revenue within the guidance and the review of the customer contracts to determine the Company’s performance obligation and the associated timing of each performance obligation. The Company does not expect a material impact on the consolidated financial statements.

(t)	Subsequent Events

The Company has evaluated subsequent events through March 26, 2018, the date that the consolidated financial statements were available to be issued.

For the period January 2, 2018 through early April 2018, ONLIC will be offering certain policyholders of the GMIB rider on their variable annuity the opportunity to exchange that policy and associated rider for a fixed indexed annuity policy with an enhanced GLWB rider. It is anticipated that in excess of $375 million in account value will be exchanged under this program.

(4)	Risks

The Company participates in an industry where there are risk factors that could have material adverse effects on the business and operating results. The following is a description of the various risk factors:

Legal/Regulatory Risk is the risk that changes in the legal or regulatory environment in which the Company operates could result in increased competition, reduced demand for the Company’s products, or additional unanticipated expenses in the pricing of its products.

On December 22, 2017, President Donald Trump signed into law the tax legislation commonly known as the Tax Cuts and Jobs Act (the “Act”). Under FASB ASC Topic 740, Income Taxes, the effects of new legislation are recognized upon enactment, which, for federal legislation, is the date the President signs a bill into law.

The effects of the U.S. tax reform were reflected in the 2017 consolidated financial statements as determined or as reasonably estimated provisional amounts based on available information subject to interpretation in accordance with the SEC’s Staff Accounting Bulletin No. 118 (“SAB 118”). SAB 118 provides guidance on accounting for the effects of the U.S. tax reform where determinations are incomplete, but the Company is able to determine a reasonable estimate. A final determination is required to be made within a measurement period not to extend beyond one year from the enactment date of the U.S. tax reform. The provisional amount applies to other potential technical interpretations of accounting and taxing authorities related to elements of the U.S. tax reform, which are subject to change.

The Act reduces the corporate income tax rate to 21 percent (previously 35 percent), effective January 1, 2018, for all corporations. The effects of the new legislation are recognized by adjusting the Company’s deferred tax assets (“DTAs”) and/or deferred tax liabilities (“DTLs”) as of December 31, 2017. The effects of changes in tax laws or rates on DTAs or DTLs are allocated to continuing operations and are reflected in the tax rate reconciliation in Note 14.

25

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

The Company made an election to reclassify the income tax effects of the Act from AOCI to retained earnings in its 2017 consolidated financial statements. The reclassification only includes impacts of the tax rate change from 35% to 21%. The Company’s policy was to reclassify the full impact in the first year. There was no valuation allowance associated with these AOCI balances.

See Note 14 for disclosures relating to taxes in the consolidated financial statements.

The U.S. Department of Labor (“DOL”) adopted new regulations (the “Rule”), applicable on June 9, 2017, which impose a heightened fiduciary duty standard of care when an advisor recommends the sale of investment or insurance products/services to 401(k) plans sold to employers, individual annuities sold to policyholders for their 401(k) plans as well as individual retirement accounts (“IRAs”). During the course of re-examining the Rule, the DOL determined that a transitional version of the Rule would go into effect for 18 months, from June 9, 2017 until July 1, 2019, with the Impartial Conduct Standard and relaxed Exemption requirements for 84-24 and Best Interest Contract Exemption (“BICE”). The DOL issued a Request for Information (RFI) seeking comment on changes/improvements to the Rule. The DOL has had the opportunity to review the comments and recently sent the final Rule to the Office of Management & Budget (OMB) for review. No clear date on final implementation is available at this time.

This regulation, if left unchanged, will negatively impact our Retirement Plan sales and our sales of individual annuities to 401(k) plan participants and IRA holders, which could negatively impact our business, results of operations or financial condition.

State insurance regulators and the NAIC regularly re-examine existing laws and regulations applicable to insurance companies and their products. Changes in these laws and regulations may be designed to protect or benefit policyholders and thus affect the Company’s operating results.

Changes in the tax treatment for corporate owned life insurance (“COLI”) and bank owned life insurance (“BOLI”) could impact the Company’s ability to sell those products in the future or existing policies may be surrendered or allowed to lapse.

Increased assessments from guaranty associations may occur if there is an increase of impaired, insolvent or failed insurers in the jurisdictions in which the Company operates.

Concentration Risk is the risk that arises from the Company’s reliance upon certain key business relationships. Based on policyholder account balances, the Company’s largest distributor of individual (fixed and variable) annuity products accounted for approximately 13% of total individual annuity reserves as of December 31, 2017 and 2016. It is possible that a change in the Company’s relationship with this distributor could result in the loss of existing business and a large outflow of the Company’s general account assets along with the subsequent loss of the investment spread earned on those assets.

26

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

Mortality Risk is the risk that overall life expectancy assumptions used by the Company in the pricing of its life insurance and annuity products prove to be too aggressive. This situation may occur, for example, as a result of pandemics, terrorism, natural disasters, or acts of war. The Company attempts to reduce this risk through geographical diversification and the purchase of reinsurance.

Reinsurance Risk is the risk that the reinsurance companies, where the Company has ceded a portion of its underwriting risk, may default on their obligation. The Company has entered into reinsurance contracts to cede a portion of its general account life, annuity and health business. The Company attempts to mitigate this risk by monitoring the ratings of reinsurance companies it chooses to cede risk to and follows up on any outstanding balances with reinsurance companies.

Ratings Risk is the risk that rating agencies change their outlook or rating of the Company or a subsidiary of the Company. If such ratings were lowered significantly relative to our competitors, our ability to market products to new customers could be harmed as well as the potential loss of existing customers. The Company monitors its Risk-Based Capital (“RBC”) and other ratios for adequacy and maintains regular communications with the rating agencies in its effort to minimize the adverse impact of this risk.

Information Technology Risk is the risk that the computer systems may be vulnerable to disruptions or breaches as the result of natural disasters, man-made disasters, criminal activity, or other events beyond the Company’s control. The failure of the computer systems for any reason could disrupt operations, result in the loss of customer business, materially affect profitability as well as negatively impact the Company’s reputation. The Company attempts to mitigate this risk through several layers of firewall and system access protocols as well as off-site data warehouse facilities.

Credit Risk is the risk that issuers of investment securities, mortgagees on mortgage loans or other parties, including reinsurers and derivative counterparties, default on their contractual obligations or experience adverse changes that would affect the Company. The Company attempts to minimize the adverse impact of this risk by monitoring the portfolio diversification, the Company’s exposure to impairment, collectability of the loans and the credit quality of reinsurers and derivative counterparties, as well as, in many cases, requiring collateral, lines of credit or assets in trust to manage credit exposure.

Interest Rate Risk is the risk that interest rates will change and impact the valuation of the fixed maturity securities. A change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

Equity Market Risk is the risk of loss due to declines in the equity markets in which the Company participates. A decline in the stock market will affect the value of equity securities and the contract value of the Company’s individual variable annuity contracts which offer guaranteed benefit riders as well as fixed indexed annuity and indexed universal life contracts. Losses in the equity market could result in declines in separate account assets and assets under management thus affecting investment management fees revenue and may require the Company to accelerate the amortization of DAC.

27

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

The Company attempts to minimize the adverse impact of equity market risk by monitoring the diversification of the Company’s investment portfolio and through reinsurance arrangements with third-parties. The Company uses equity index put options, equity index call options, equity swaps and interest rate swaptions to minimize exposure to the market risk associated with guarantees on certain underlying policyholder liabilities.

Liquidity Risk is the risk that the Company may not have the ability to sell certain investments to meet obligations of the Company.

If the tax treatment of existing BOLI policies is changed, there is the potential that a portion of the issued policies may be surrendered or allowed to lapse in a short period of time creating a liquidity strain. The Company has applied risk mitigation through diversifying BOLI sales to community banks and credit unions. Credit unions are tax exempt entities, thus eliminating the surrender risk due to any pending tax law changes. In addition, the Company manages the BOLI growth to not exceed a specified percentage of general account assets to minimize the risk of liquidity strain.

Investment Risk – see Note 7 for additional risks specific to the investment portfolio.

(5)	Changes in Accumulated Other Comprehensive Income

The following table shows the changes in accumulated other comprehensive income, net of taxes, by component for the years ended December 31:

	Pensions and	Adjustment to:
	other post-	Future policy	Other	Deferred
	retirement	benefits and	policyholder	acquisition	Unrealized
	benefits	claims	funds	costs	gains (losses)	Total
December 31, 2015	$(18,475)	(3,566)	—	(38,338)	143,982	83,603
Other comprehensive (loss) income before reclassifications	(6,889)	(779)	5,775	(3,275)	32,191	27,023
Amounts reclassified from accumulated other comprehensive income	1,749	—	—	—	(3,623)	(1,874)

Change	(5,140)	(779)	5,775	(3,275)	28,568	25,149

December 31, 2016	$(23,615)	(4,345)	5,775	(41,613)	172,550	108,752
Other comprehensive (loss) income before reclassifications	(7,947)	(3,174)	8,246	(30,150)	110,973	77,948
Amounts reclassified from accumulated other comprehensive income	2,509	—	—	—	(12,736)	(10,227)

Change	(5,438)	(3,174)	8,246	(30,150)	98,237	67,721

December 31, 2017	$(29,053)	(7,519)	14,021	(71,763)	270,787	176,473

28

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

The following table shows the reclassifications out of accumulated other comprehensive income (loss), net of taxes, for the years ended December 31:

Details about accumulated other comprehensive income (loss) components	2017	2016	Consolidated statements of income location
Amortization of pensions and other post-retirement benefits:
Prior service costs	$128	128	Other operating costs and expenses
Actuarial losses	(3,304)	(2,819)	Other operating costs and expenses

	(3,176)	(2,691)	Loss before income taxes
	667	942	Income tax current benefit

	(2,509)	(1,749)	Net loss

Unrealized gains/(losses) on securities available-for-sale:
	16,121	5,574	Realized gains, excluding other-than-temporary impairment losses on securities

	(3,385)	(1,951)	Income tax current (benefit) expense

	12,736	3,623	Net gain

Total reclassification for the year	$10,227	1,874	Total net gain

(6)	Fair Value Measurements

Fair Value Hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. In determining fair value, the Company uses various methods including market, income and cost approaches. The market approach utilizes prices and other relevant information generated by market transactions involving identical or comparable assets and liabilities. The income approach uses discounted cash flows to determine fair value. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company’s estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in circumstances.

The Company is required to categorize its assets and liabilities that are carried at estimated fair value on the consolidated balance sheets into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure estimated fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement.

29

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

The levels of the fair value hierarchy are as follows:

•

Level 1 – Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market at the measurement date. The types of assets and liabilities utilizing Level 1 valuations generally include U.S. government securities, actively traded equity securities, cash and cash equivalents, separate account assets, and exchange traded derivatives.

•

Level 2 – Fair value is based on significant inputs, other than quoted prices included in Level 1 that are observable in active markets or that are derived principally from or corroborated by observable market data through correlation or other means for identical or similar assets and liabilities. The types of assets and liabilities utilizing Level 2 valuations generally include U.S. government agency securities, municipal bonds, foreign government debt, certain corporate debt, asset-backed, mortgage-backed, private placement, equity, derivative, securities lending collateral and cash equivalent securities.

•

Level 3 – Fair value is based on unobservable inputs for the asset or liability for which there is little or no market activity at the measurement date. Unobservable inputs used in the valuation reflect management’s best estimate about the assumptions market participants would use to price the asset or liability. The types of assets and liabilities utilizing Level 3 valuations generally include certain corporate debt, asset-backed or mortgage-backed securities, and reinsurance contracts and embedded derivatives associated with living benefit contracts.

30

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

The following table presents the Company’s hierarchy for its financial assets and liabilities measured at estimated fair value on a recurring basis at December 31, 2017:

	Level 1	Level 2	Level 3	Total
Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. government	$15,235	50,174	—	65,409
Obligations of states and political subdivisions	—	1,028,841	—	1,028,841
Debt securities issued by foreign governments	—	17,870	—	17,870
Corporate	—	5,108,379	4,962	5,113,341
Asset-backed	—	1,160,618	14,924	1,175,542
Mortgage-backed	—	1,156,669	7,533	1,164,202
Equity securities	2,969	30,670	—	33,639
Trading securities:
Fixed maturity securities:
Corporate	—	1,201	—	1,201
Asset-backed	—	81	—	81
Mortgage-backed	—	3	—	3
Equity securities	5	—	—	5
Other long-term investments:
Derivative assets:
Equity futures	2,632	—	—	2,632
Equity put options	—	770	—	770
Equity index call options	—	12,911	—	12,911
Swap	—	435	—	435
Swaptions	—	47,099	—	47,099
Short-term investments securities lending collateral	—	9,681	—	9,681
Short-term investments	36,569	21,500	—	58,069
Cash and cash equivalents	245,413	47,970	—	293,383
Reinsurance recoverable:
GMIB reinsurance contracts	—	—	1,187,888	1,187,888
GLWB reinsurance contracts	—	—	16,550	16,550
GMAB/GMWB embedded derivatives[1]	—	—	31,727	31,727
Assets held in separate accounts	23,611,918	—	—	23,611,918

Total assets	$23,914,741	8,694,872	1,263,584	33,873,197

Liabilities
GMAB/GMWB reinsurance contracts[1]	$—	—	28,589	28,589
GLWB embedded derivatives	—	—	16,550	16,550
Derivative liabilities:
Equity futures	8,798	—	—	8,798
Currency futures	3,914	—	—	3,914
Equity put options	—	1,614	—	1,614
Swap	—	21,490	—	21,490

Total liabilities	$12,712	23,104	45,139	80,955

[1]	All GMAB riders. The balances were negative and thus reclassified as an asset and liability, respectively.

31

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

The following table presents the Company’s hierarchy for its financial assets and liabilities measured at estimated fair value on a recurring basis at December 31, 2016:

	Level 1	Level 2	Level 3	Total
Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. government	$15,472	72,884	—	88,356
Obligations of states and political subdivisions	—	946,955	—	946,955
Debt securities issued by foreign governments	—	9,480	—	9,480
Corporate	—	4,696,274	1,974	4,698,248
Asset-backed	—	959,027	61,142	1,020,169
Mortgage-backed	—	1,167,434	5,776	1,173,210
Equity securities	1,053	85,659	—	86,712
Trading securities:
Fixed maturity securities:
Corporate	—	1,381	—	1,381
Asset-backed	—	121	—	121
Mortgage-backed	—	7	—	7
Other long-term investments:
Derivative assets:
Equity futures	5,359	—	—	5,359
Currency futures	8,961	—	—	8,961
Equity put options	—	11,391	—	11,391
Equity index call options	—	352	—	352
Swap	—	1,415	—	1,415
Swaptions	—	13,159	—	13,159
Short-term investments securities lending collateral	—	274,480	—	274,480
Short-term investments	54,086	—	—	54,086
Cash and cash equivalents	254,787	21,499	—	276,286
Reinsurance recoverable:
GMIB reinsurance contracts	—	—	1,309,900	1,309,900
GLWB reinsurance contracts	—	—	19,129	19,129
GMAB reinsurance contracts	—	—	5,860	5,860
GMAB/GMWB embedded derivatives[1]	—	—	1,367	1,367
Assets held in separate accounts	21,445,741	—	—	21,445,741

Total assets	$21,785,459	8,261,518	1,405,148	31,452,125

Liabilities
GMAB/GMWB embedded derivatives[2]	$—	—	5,831	5,831
GLWB embedded derivatives	—	—	19,129	19,129
Derivative liabilities:
Equity futures	9,221	—	—	9,221

Total liabilities	$9,221	—	24,960	34,181

[1]	GMAB riders issued in 2009 and prior. The reserve balance for these GMAB riders was negative and thus reclassified as an asset.
[2]	GMAB riders excluding those issued in 2009 and prior. These reserves remained positive and were classified as a liability.

32

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

Determination of Fair Values

The valuation methodologies used to determine the estimated fair values of assets and liabilities under the exit price notion of FASB ASC Topic 820, Fair Value Measurements and Disclosures, reflect market participant objectives and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. The Company determines the estimated fair values of certain financial assets and financial liabilities based on quoted market prices, where available. The Company also determines estimated fair value based on future cash flows discounted at the appropriate current market rate. Estimated fair values include adjustments for credit-related and liquidity issues of the underlying issuer of the investment.

The Company has policies and guidelines that establish valuation methodologies and consistent application of such methodologies. These policies and guidelines provide controls around the valuation process. These controls include appropriate review and analysis of investment prices against market activity or price variances, review of secondary pricing sources, review of price source changes, and review of methodology changes.

The following is a discussion of the methodologies used to determine estimated fair values for the financial instruments listed in the above tables:

Fixed maturity and equity securities – The estimated fair value of fixed maturity and equity securities is generally obtained from independent pricing services based on market quotations of reported trades for identical or similar securities.

When there are no recent reported trades, the Company uses third party pricing services that use matrix or model processes to develop a security price using future cash flow expectations and collateral performance discounted at an estimated market rate. For the pricing of asset-backed and mortgage-backed securities, the models include estimates for future principal prepayments based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral. Since these securities have been priced using market observable inputs that are obtained by the independent pricing services, the Company has classified these fixed maturity securities as Level 2 assets.

Fixed maturity securities not priced by independent services are generally priced using an internal pricing matrix. The internal pricing matrix is developed by obtaining spreads for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the internal matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield is then used to estimate the fair value of the particular fixed maturity security. Since the inputs used for the internal pricing matrix are based on observable market data, the Company has classified these fair values within Level 2.

33

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

In some instances the independent pricing service will price securities using independent broker quotations from market makers and other broker/dealers recognized to be market participants, which utilize inputs that may be difficult to corroborate with observable market data. These fixed maturity securities are classified as Level 3 assets.

For certain asset-backed and mortgage-backed fixed maturity securities with complex cash flows that are not priced by independent pricing services, management determines the fair value using other modeling techniques, primarily commercial software applications utilized for valuing securitized investments with variable cash flows. These fixed maturity securities are classified as Level 3 assets.

At December 31, 2017, 83.4% of the estimated fair values of fixed maturity securities were obtained from independent pricing services and 16.6% from the Company’s internal pricing.

Derivative instruments - The Company enters into derivative transactions comprised of equity index put options, equity futures, currency futures, equity swaps and interest rate swaptions as hedges for certain riders that are sold with variable annuity products. The Company similarly purchases equity index call options as hedges for the fixed indexed annuity and indexed universal life products. The equity and currency futures are exchange traded derivatives and the estimated fair value is based on an active market quotation. The Company has classified the estimated fair values of the exchange traded derivatives as Level 1 assets and liabilities. The equity index put options, equity index call options, equity swaps and interest rate swaptions are valued using pricing models with inputs that are observable in the market or can be derived principally from or corroborated by observable market data. These derivative assets are classified as Level 2 assets.

Short-term investments—Short-term investments include fixed maturity securities that mature in less than one year and are valued in the same manner as the fixed maturity securities. A portion of short-term investments are bank deposits that are classified as Level 1 assets since these investments are very liquid and not subject to valuation fluctuations.

Cash and cash equivalents - Cash is considered a Level 1 asset as it is the functional currency in the U.S. and is the most liquid form of an asset and not subject to valuation fluctuations. Cash equivalents are comprised of publicly traded money market accounts, commercial paper and reverse repurchase agreements. The publicly traded money market accounts are considered to be Level 1 assets and commercial paper is considered to be a Level 2 asset.

Reverse repurchase agreements—The Company has entered into reverse repurchase agreements with a third-party custodian whereby the Company purchases securities or other highly liquid assets and simultaneously agrees to resell the same or substantially the same securities. Because control of the assets is not relinquished, reverse repurchase agreements are accounted for as collateralized borrowings with the cash paid for the securities continued to be recorded in the consolidated financial statements as cash and considered to be Level 2 assets. The underlying securities are not recorded as investments owned by the Company. The difference between the amount paid and the amount at which the securities will be subsequently resold is reported as interest income.

34

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

At purchase, the Company requires collateral in the form of securities having a fair value of a minimum of 102% of the securities’ purchase price. If at any time the fair value of the collateral declines to less than 100% of the securities’ purchase price, the counterparty is obligated to provide additional collateral to bring the total collateral held by the Company to at least 102% of the securities’ purchase price. As of December 31, 2017 and 2016, the Company had reverse repurchase agreements outstanding with a total carrying value of $2,000 and $58,500, respectively, recorded as cash and cash equivalents on the consolidated balance sheets. The Company classifies the estimated fair values of assets held in reverse repurchase agreements as Level 1 assets. Non-cash collateral on deposit with the third-party custodian on our behalf was $2,040 and $59,671 at December 31, 2017 and 2016, respectively, which has not been recorded on our consolidated balance sheets.

Assets held in separate accounts—Separate account assets are recorded at estimated fair value based primarily on market quotations of the underlying securities and reported as a summarized total on the consolidated balance sheets. The underlying securities are mutual funds that are valued using the reported net asset value which is published daily. The Company has classified the estimated separate account assets as Level 1 assets.

GMIB/GLWB/GMAB reinsurance contracts and GMAB/GMWB/GLWB embedded derivatives – Certain of the Company’s individual variable annuity contracts that include guaranteed benefit riders accounted for as embedded derivatives are measured at estimated fair value separately from the host variable annuity contract. These guarantees take the form of guaranteed withdrawal and income benefits on variable annuity products.

The fair value of these assets and liabilities is estimated using the present value of future benefits minus the present value of future premiums over the expected lives of the contracts using various capital market and actuarial assumptions. The Company uses a risk neutral valuation methodology in which cash flows are projected under multiple capital market scenarios using observable risk free rates.

As discussed in Notes 10 and 11, the Company cedes certain guaranteed benefits to an affiliate, SYRE. The valuation of the reinsurance contract derivatives includes a credit adjustment for counterparty nonperformance risk and risk margins. Nonperformance risk is based on the counterparty’s debt and cash flows obtained from publicly available information. Risk margins capture the non-capital market risk of the instrument which represents the additional risks assumed due to the uncertainties of the actuarial assumptions.

The valuation of the embedded derivatives also includes a credit adjustment using the Company’s nonperformance risk to the present value of the future cash flows.

35

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

Other significant inputs to the valuation models for the derivatives associated with the guaranteed benefit riders include capital market assumptions, such as interest rate, equity indices, foreign currency rates, counterparty credit, and implied volatility assumptions, as well as various policyholder behavior assumptions that are actuarially determined, including lapse rates, benefit utilization rates, mortality rates, and withdrawal rates.

The reinsurance of the GLWB embedded derivative is 100% coinsurance with a related party and is considered a freestanding derivative. The GLWB reinsurance derivative was calculated in the same manner as the direct GLWB embedded derivative. Beginning in 2012, some GMAB riders are 100% coinsured with a related party and the GMAB reinsurance derivative on that block was calculated in the same manner as the direct GMAB embedded derivative for that block.

The assumptions are reviewed at least annually, and updated based upon historical experience. Since many of the assumptions utilized in the valuation of the reinsurance contracts and embedded derivatives are unobservable and are considered to be significant inputs to the valuations, these are classified as Level 3 assets and liabilities.

Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3)

The following tables summarize the reconciliation of the beginning and ending balances and related changes in fair value measurements for which significant unobservable inputs were used in determining the estimated fair value for the years ended December 31:

36

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

				Other
	Investments			assets	Reinsurance recoverable
				GMAB/
				GMWB
		Asset -	Mortgage -	embedded	GMIB	GLWB	GMAB	Total
	Corporate	backed	backed	derivatives[3]	reinsurance	reinsurance	reinsurance	assets
Assets
December 31, 2015	$3,037	79,902	5,914	—	683,947	74,372	12,866	860,038
Net investment gains (losses):
In earnings (realized and unrealized)[1]	67	(194)	(1)	1,367	625,953	(55,243)	(7,006)	564,943
Unrealized in OCI[2]	13	587	61	—	—	—	—	661
Purchases	—	5,000	—	—	—	—	—	5,000
Settlements	(1,206)	(22,967)	(198)	—	—	—	—	(24,371)
Transfers into Level 3	2,000	14,367	—	—	—	—	—	16,367
Transfers out of Level 3	(1,937)	(15,553)	—	—	—	—	—	(17,490)

December 31, 2016	1,974	61,142	5,776	1,367	1,309,900	19,129	5,860	1,405,148
Net investment gains (losses):
In earnings (realized and unrealized)[1]	(8)	(353)	(7)	30,360	(122,012)	(2,579)	(5,860)	(100,459)
Unrealized in OCI[2]	113	(533)	52	—	—	—	—	(368)
Purchases	—	—	7,511	—	—	—	—	7,511
Settlements	—	(2,372)	(23)	—	—	—	—	(2,395)
Transfers into Level 3	4,857	13,871	—	—	—	—	—	18,728
Transfers out of Level 3	(1,974)	(56,831)	(5,776)	—	—	—	—	(64,581)

December 31, 2017	$4,962	14,924	7,533	31,727	1,187,888	16,550	—	1,263,584

Change in unrealized gains (losses):
Still held at December 31:
2016	$67	(145)	(1)	1,367	625,953	(55,243)	(7,006)	564,992

2017	$(8)	(353)	(7)	30,360	(122,012)	(2,579)	(5,860)	(100,459)

[1]

Net realized investment gains and losses included in earnings reflect gains/(losses) on sales of financial instruments, changes in fair value of other assets and liabilities, other-than-temporary impairments, amortization and accretion of premiums or discounts and derivative settlements activity.

[2]	Unrealized investment gains and losses recorded in other comprehensive (loss) income include changes in market value of certain instruments.
[3]	GMAB liabilities reclassed as assets due to negative liability balances.

37

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

	Future policy
	benefits and claims
	GMAB/	GMAB/	GLWB
	GMWB	GMWB
	reinsurance	embedded	embedded	Total
	contracts	derivatives	derivatives	liabilities
Liabilities
December 31, 2015	$—	(12,800)	(74,372)	(87,172)
Net investment gains (losses):
In earnings (realized and unrealized)[1]	—	6,969	55,243	62,212

December 31, 2016	—	(5,831)	(19,129)	(24,960)
Net investment gains (losses):
In earnings (realized and unrealized)[1]	(28,589)	5,831	2,579	(20,179)

December 31, 2017	$(28,589)	—	(16,550)	(45,139)

Change in unrealized gains (losses):
Still held at December 31:
2016	$—	6,969	55,243	62,212

2017	$(28,589)	5,831	2,579	(20,179)

[1]

Net realized investment gains and losses included in earnings reflect gains/(losses) on sales of financial instruments, changes in fair value of other assets and liabilities, other-than-temporary impairments, amortization and accretion of premiums or discounts and derivative settlements activity.

The following tables present certain quantitative information about the significant unobservable inputs used in the fair value measurement for asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of December 31. Certain securities classified as Level 3 excluded from the table below are obtained from non-binding broker quotes where observable inputs are not reasonably obtainable by the Company.

38

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

	Assets/ liabilities					Impact of increase in
	measured at	Valuation	Unobservable	Input/range of	Weighted	input on
	fair value	technique(s)	input description[2]	inputs	average	fair value
2017
Assets:
Reinsurance recoverable:
GMIB reinsurance contracts	1,187,888	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.4% - 100%	*	Decrease
Base Lapse Rates
			duration 1-10	0.3% - 7.6%	*	Decrease
			duration 11+	3.6% - 6.6%	*	Decrease
			Non-Sys with rates (%AV)	1.0% - 4.5%	*	Increase
			Sys with rates (%Rollup)	90% - 100%	*	Increase
			Sys with utilization	0% - 16%	*	Increase
			IB utilization	0.5% - 75%	*	Increase
			Non-performance risk (Credit Spread)	0.13% - 0.30%	*	Decrease
			Equity market volatility	13.6% - 20.8%	*	Increase

GLWB reinsurance contracts	16,550	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			duration 1-10	0.2% - 16.8%	*	Decrease
			duration 11+	7.0% - 8.6%	*	Decrease
			Non-Sys with rates (%AV)	0%	*	Decrease
			Sys with rates (%MAW)	90% - 100%	*	Increase
			Sys with utilization	0% - 30%	*	Increase
			Non-performance risk (Credit Spread)	0.86% - 1.27%	*	Decrease
			Equity market volatility	13.6% - 20.8%	*	Increase

GMAB/GMWB embedded derivatives[1]	31,727	# Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			duration 1-10	0.7% - 18.6%	*	Decrease
			duration 11+	6.2% - 11.0%	*	Decrease
			Non-Sys with rates (%AV)	1.0% - 4.5%	*	Decrease
			Sys with rates (%Rollup)	N/A	*	N/A
			Sys with utillization	0%	*	Decrease
			Non-performance risk (Credit Spread)	0.86% - 1.27%	*	Decrease
			Equity market volatility	13.6% - 20.8%	*	Increase

39

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

	Assets/ liabilities					Impact of increase in
	measured at	Valuation	Unobservable	Input/range of	Weighted	input on
	fair value	technique(s)	input description[2]	inputs	average	fair value
2017
Liabilities:
GMAB/GMWB reinsurance contracts	$28,589	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			duration 1-10	0.7% - 18.6%	*	Decrease
			duration 11+	6.2% - 11.0%	*	Decrease
			Non-Sys with rates (%AV)	1.0% - 4.5%	*	Decrease
			Sys with rates (%Rollup)	N/A	*	N/A
			Sys with utillization	0%	*	Decrease
			Non-performance risk (Credit Spread)	0.86% - 1.27%	*	Decrease
			Equity market volatility	13.6% - 20.8%	*	Increase

GLWB embedded derivatives	16,550	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			duration 1-10	0.2% - 16.8%	*	Decrease
			duration 11+	7.0% - 8.6%	*	Decrease
			Non-Sys with rates (%AV)	0%	*	Decrease
			Sys with rates (%MAW)	90% - 100%	*	Increase
			Sys with utillization	0% - 30%	*	Increase
			Non-performance risk (Credit Spread)	0.86% - 1.27%	*	Decrease
			Equity market volatility	13.6% - 20.8%	*	Increase

[1]	GMAB riders. The reserve balance for these GMAB riders was negative and thus reclassified as an asset.
[2]	Sys = Systematic

40

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

	Assets/ liabilities measured at fair value	Valuation technique(s)	Unobservable input description[2]	Input/range of inputs	Weighted average	Impact of increase in input on fair value
2016
Assets:
Securities available-for-sale:
Fixed maturity securities:
Asset-backed	$40,103	Market pricing	Market prices	24 - 108	94	Increase
Reinsurance recoverable:
GMIB reinsurance contracts	1,309,900	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.4% - 100%	*	Decrease
Base Lapse Rates
			duration 1-10	0.3% - 7.6%	*	Decrease
			duration 11+	3.6% - 6.6%	*	Decrease
			Non-Sys with rates (%AV)	0.8% - 3.3%	*	Increase
			Sys with rates (%Rollup)	90% - 100%	*	Increase
			Sys with utilization	0% - 16%	*	Increase
			IB utilization	0.5% - 75%	*	Increase
			Non-performance risk (Credit Spread)	0.43% - 0.88%	*	Decrease
			Equity market volatility	16% - 21%	*	Increase

GLWB reinsurance contracts	19,129	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			duration 1-10	0.2% - 16.8%	*	Decrease
			duration 11+	7.0% - 8.6%	*	Decrease
			Non-Sys with rates (%AV)	0%	*	Decrease
			Sys with rates (%MAW)	90% - 100%	*	Increase
			Sys with utilization	0% - 30%	*	Increase
			Non-performance risk (Credit Spread)	1.73% - 2.09%	*	Decrease
			Equity market volatility	16% - 21%	*	Increase

GMAB reinsurance contracts	5,860	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			duration 1-10	0.7% - 19.6%	*	Decrease
			duration 11+	6.7% - 15.0%	*	Decrease
			Non-Sys with rates (%AV)	1.2% - 3.3%	*	Decrease
			Sys with rates (%Rollup)	N/A	*	N/A
			Sys with utilization	0%		Decrease
			Non-performance risk (Credit Spread)	1.73% - 2.09%	*	Decrease

41

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

	Assets/ liabilities measured at fair value	Valuation technique(s)	Unobservable input description[2]	Input/range of inputs	Weighted average	Impact of increase in input on fair value
2016
Assets (cont.):
GMAB/GMWB embedded derivatives[1]	1,367	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			duration 1-10	0.7% - 19.6%	*	Decrease
			duration 11+	6.7% - 15.0%	*	Decrease
			Non-Sys with rates (%AV)	1.2% - 3.3%	*	Decrease
			Sys with rates (%Rollup)	N/A	*	N/A
			Sys with utillization	0%	*	Decrease
			Non-performance risk (Credit Spread)	1.73% - 2.09%	*	Decrease
			Equity market volatility	16% - 21%	*	Increase
Liabilities:
GMAB/GMWB embedded derivatives	$5,831	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			duration 1-10	0.7% - 19.6%	*	Decrease
			duration 11+	6.7% - 15.0%	*	Decrease
			Non-Sys with rates (%AV)	1.2% - 3.3%	*	Decrease
			Sys with rates (%Rollup)	N/A	*	N/A
			Sys with utillization	0%	*	Decrease
			Non-performance risk (Credit Spread)	1.73% - 2.09%	*	Decrease
			Equity market volatility	16% - 21%	*	Increase
GLWB embedded derivatives	19,129	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			duration 1-10	0.2% - 16.8%	*	Decrease
			duration 11+	7.0% - 8.6%	*	Decrease
			Non-Sys with rates (%AV)	0%	*	Decrease
			Sys with rates (%MAW)	90% - 100%	*	Increase
			Sys with utillization	0% - 30%	*	Increase
			Non-performance risk (Credit Spread)	1.73% - 2.09%	*	Decrease
			Equity market volatility	16% - 21%	*	Increase

[1]	GMAB riders issued in 2009 and prior. The reserve balance for these GMAB riders was negative and thus reclassified as an asset.
[2]	Sys = Systematic
*	The stochastic actuarial models are generated using one thousand scenarios. Weighted average values are not meaningful for these valuations.

42

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

Asset Transfers Between Levels

The Company reviews its fair value hierarchy classifications annually. Transfers into or out of Level 3 are primarily due to the availability of quoted market prices or changes in the Company’s conclusion that pricing information received from a third party pricing service is not reflective of market activity.

	Transfers out of Level 2 into Level 3	Transfers out of Level 3 into Level 2
2017
Assets:
Securities available-for-sale:
Fixed maturity securities:
Corporate	$4,857	1,974
Asset-backed	13,871	56,831
Mortgage-backed	—	5,776
2016
Assets:
Securities available-for-sale:
Fixed maturity securities:
Corporate	$2,000	1,937
Asset-backed	14,367	15,553

During the years ended December 31, 2017 and 2016, the Company transferred investments totaling $18,728 and $16,367, respectively, into Level 3 from Level 2 as a result of lack of visibility to observe significant inputs to price. During the years ended December 31, 2017 and 2016, the Company transferred investments totaling $64,581 and $17,490, respectively, out of Level 3 into Level 2 as a result of the availability of observable pricing inputs for these securities. There were no transfers from Level 2 to Level 1 in 2017 or 2016. There were no transfers out of Level 1 in 2017 or 2016.

Fair Value Measurement on a Nonrecurring Basis

In 2017 and 2016, the Company impaired three and three fixed maturity held-to-maturity securities, respectively, resulting in a nonrecurring fair value measurement of those securities. During 2017, the Company did not impair any mortgage loans on real estate. The Company uses the same valuation methodologies for its fair value measurements on a nonrecurring basis. The valuation techniques involved significant unobservable market inputs such as non-binding broker quotes, internal liquidation analysis and

43

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

the use of models. For mortgage loans, the valuation techniques were primarily based on the estimated fair value of the underlying collateral. These values were determined using third-party appraisals.

The following tables present the Company’s hierarchy for its assets measured at fair value on a nonrecurring basis for the years ended December 31:

	Level 1	Level 2	Level 3	Total	Total realized losses
2017
Assets:
Investments:
Fixed maturity held-to-maturity securities, at amortized cost	$—	—	750	750	13,050

Total assets	$—	—	750	750	13,050

2016
Assets:
Investments:
Fixed maturity held-to-maturity securities, at amortized cost	$—	16,900	—	16,900	5,100

Total assets	$—	16,900	—	16,900	5,100

Financial Instruments Not Carried at Fair Value

FASB ASC Topic 825, Financial Instruments, requires additional disclosure of the fair value information about existing on and off balance sheet financial instruments. ASC Topic 825 excludes certain assets and liabilities, including insurance contracts, other than policies such as annuities that are classified as investment contracts, from its disclosure requirements. The Company’s assets and liabilities subject to ASC Topic 825 disclosure that have not been presented at fair value in the ASC Topic 820 tables above are presented in the table below:

44

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

	Carrying	Estimated	Fair value hierarchy
	value	fair value	Level 1	Level 2	Level 3
2017
Assets:
Fixed maturity held-to-maturity securities	$1,326,688	1,367,996	—	1,358,383	9,613
Mortgage loans on real estate	1,208,696	1,217,721	—	—	1,217,721
Policy loans	658,211	722,934	—	—	722,934
Liabilities:
Investment contracts	2,816,506	3,471,943	—	3,471,943	—
Policyholders’ dividend accumulations and other policyholder funds	164,576	164,576	164,576	—	—
Notes payable	306,825	406,024	—	406,024	—
2016
Assets:
Fixed maturity held-to-maturity securities	$1,284,770	1,320,612	—	1,290,679	29,933
Mortgage loans on real estate	1,159,432	1,178,709	—	—	1,178,709
Policy loans	573,875	639,257	—	—	639,257
Liabilities:
Investment contracts	2,412,220	3,245,336	—	3,245,336	—
Policyholders’ dividend accumulations and other policyholder funds	155,875	155,875	155,875	—	—
Notes payable	306,629	371,530	—	371,530	—

45

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

In estimating the fair value of financial instruments, the Company used the following methods and assumptions:

Fixed maturity held-to-maturity securities – The fair value of fixed maturity held-to-maturity securities, primarily private placements, is generally estimated from an internal pricing matrix using credit spreads over Treasury yields. The Company classifies these estimated fair values as Level 2 assets and Level 3 assets using the same valuation methodologies for fixed maturity securities that are recorded at estimated fair value on a recurring basis.

Mortgage loans on real estate – The fair value of mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. The Company’s mortgage loans are valued using internally obtained credit ratings and are classified as Level 3.

Policy loans – The fair value of policy loans is estimated using discounted cash flow calculations. The expected life of the loan is based on internal assumptions; therefore, the Company classifies these as Level 3 assets.

Investment contracts – The fair value of the Company’s liabilities under investment contracts is estimated using one of two methods. For investment contracts without defined maturities, fair value is the estimated amount payable on demand, net of certain surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analyses. Cash flows are discounted at a rate that reflects the nonperformance risk of the Company. The amounts shown in the above table are net of reinsurance. The inputs are market observable; therefore, the Company classifies these as Level 2 liabilities.

Policyholders’ dividend accumulations and other policyholder funds – The carrying amount reported in the consolidated balance sheets for these instruments approximates their estimated fair value. The amounts can be converted to cash by the policyholder; therefore, the Company classifies these amounts as Level 1.

Notes payable – The fair value of notes payable is estimated by discounting the scheduled cash flows of the notes using a market rate applicable to the yield, credit quality and maturity of similar debt instruments. The valuation inputs are based on market observable information; therefore, the Company classifies these as Level 2 liabilities.

46

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

(7)	Investments

Investment Risks and Uncertainties

Investments are exposed to various risks and uncertainties that affect the determination of estimated fair values, the ability to sell certain investments during strained market conditions, the recognition of impairments, and the recognition of income on certain investments. These risks and uncertainties include:

•	the risk that the Company’s assessment of an issuer’s ability to meet all of its contractual obligations will change based on changes in the credit characteristics of that issuer;

•	the risk that the economic outlook will be worse than expected or have more of an impact on the issuer than anticipated;

•	the risk that foreign currency exchange rates could negatively impact the valuation of certain investments that are not denominated in U.S. dollars;

•	the risk that the Company obtains inaccurate information for the determination of the estimated fair value estimates and other than temporary impairments; and

•	the risk that new information or changes in other facts and circumstances lead the Company to change its intent to hold the security to maturity or until it recovers in value.

Any of these situations are reasonably possible and could result in a charge to income in a future period.

The determination of impairments is highly subjective and is based upon periodic evaluations and assessments of known and inherent risks associated with each asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

The recognition of income on certain investments, including asset-backed and mortgage-backed securities, is dependent upon certain factors such as prepayments and defaults, and changes in factors could result in changes in amounts to be earned.

Fixed Maturity and Equity Securities

Fixed Maturity and Equity Securities by Sector

The amortized cost and estimated fair value of available-for-sale, trading and held-to-maturity securities for both fixed maturity and equity securities by sector as of December 31 is as follows:

47

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

	2017
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value	Non- credit OTTI
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of
U.S. government	$59,484	6,000	(75)	65,409	—
Obligations of states and political subdivisions	989,467	42,598	(3,224)	1,028,841	—
Debt securities issued by foreign governments	17,838	126	(94)	17,870	—
Corporate	4,824,513	306,427	(17,599)	5,113,341	—
Asset-backed	1,164,853	15,366	(4,677)	1,175,542	(4,968)
Mortgage-backed	1,149,079	26,176	(11,053)	1,164,202	(24,880)

Total fixed maturity securities	$8,205,234	396,693	(36,722)	8,565,205	(29,848)

Equity securities	$31,625	2,560	(546)	33,639	—

Trading securities:
Fixed maturity securities:
Corporate	$1,149	52	—	1,201	—
Asset-backed	79	2	—	81	—
Mortgage-backed	3	—	—	3	—

Total fixed maturity securities	$1,231	54	—	1,285	—

Equity securities	$5	—	—	5	—

Fixed maturity held-to-maturity securities:
U.S. Treasury securities and obligations of
U.S. government	$6,778	597	—	7,375	—
Obligations of states and political subdivisions	1,395	270	—	1,665	—
Debt securities issued by foreign governments	1,000	45	—	1,045	—
Corporate	1,302,593	47,217	(7,684)	1,342,126	—
Asset-backed	14,922	863	—	15,785	—

Total held-to-maturity	$1,326,688	48,992	(7,684)	1,367,996	—

48

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

	2016
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value	Non- credit OTTI
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. government	$81,205	7,401	(250)	88,356	—
Obligations of states and political subdivisions	926,990	30,510	(10,545)	946,955	—
Debt securities issued by foreign governments	9,870	—	(390)	9,480	—
Corporate	4,473,070	264,164	(38,986)	4,698,248	—
Asset-backed	1,007,216	21,701	(8,748)	1,020,169	(16,194)
Mortgage-backed	1,159,673	29,199	(15,662)	1,173,210	(25,546)

Total fixed maturity securities	$7,658,024	352,975	(74,581)	7,936,418	(41,740)

Equity securities	$84,340	4,058	(1,686)	86,712	—

Trading securities:
Fixed maturity securities:
Corporate	$1,274	107	—	1,381	—
Asset-backed	116	5	—	121	—
Mortgage-backed	7	—	—	7	—

Total fixed maturity securities	$1,397	112	—	1,509	—

Fixed maturity held-to-maturity securities:
U.S. Treasury securities and obligations of
U.S. government	$7,512	654	—	8,166	—
Obligations of states and political subdivisions	1,505	311	—	1,816	—
Debt securities issued by foreign governments	1,000	38	—	1,038	—
Corporate	1,264,431	46,424	(12,255)	1,298,600	—
Asset-backed	10,322	670	—	10,992	—

Total held-to-maturity	$1,284,770	48,097	(12,255)	1,320,612	—

49

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

Non-credit other than temporary impairment (“OTTI”) represents the amount of cumulative non-credit OTTI losses recognized in other comprehensive income on securities as of the date of OTTI that also had credit impairments.

The Company’s fixed maturities portfolio is comprised primarily of investment grade securities. Based upon designations by the NAIC, investment grade securities comprised 96.3% and 94.9% of the Company’s total available-for-sale, trading, and held to maturity fixed maturity securities portfolio as of December 31, 2017 and 2016, respectively.

Investments with a fair value of $15,592 and $16,035 as of December 31, 2017 and 2016, respectively, were on deposit with various regulatory agencies as required by law and are included in securities available-for-sale.

Maturities of Fixed Maturity Securities

The amortized cost and estimated fair value of fixed maturity securities available-for-sale, trading and held-to-maturity as of December 31, 2017, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage-backed securities are classified based on the last payment date of the underlying mortgage loans with the longest contractual duration as of December 31, 2017.

	Fixed maturity securities
	Available-for-sale		Trading		Held-to-maturity
	Amortized	Estimated	Amortized	Estimated	Amortized	Estimated
	cost	fair value	cost	fair value	cost	fair value
Due in one year or less	$259,100	262,762	228	234	66,236	67,271
Due after one year through five years	1,499,131	1,559,426	924	970	430,978	447,589
Due after five years through ten years	2,861,254	2,947,847	—	—	612,441	628,394
Due after ten years	3,585,749	3,795,170	79	81	217,033	224,742

Total	$8,205,234	8,565,205	1,231	1,285	1,326,688	1,367,996

Continuous Gross Unrealized Losses for Fixed Maturity and Equity Securities

The following tables present the estimated fair value and gross unrealized losses of the Company’s fixed maturity (aggregated by sector) and equity securities in an unrealized loss position, aggregated by length of time the securities have been in a continuous unrealized loss position at December 31:

50

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

	Less than 12 months		12 months or longer		Total
	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses
2017
U.S. Treasury securities and obligations of U.S. government	$4,796	(75)	—	—	4,796	(75)
Obligations of states and political subdivisions	104,823	(1,218)	84,223	(2,006)	189,046	(3,224)
Debt securities issued by foreign governments	12,282	(94)	—	—	12,282	(94)
Corporate	737,553	(8,863)	361,142	(16,420)	1,098,695	(25,283)
Asset-backed	350,465	(2,740)	78,792	(1,937)	429,257	(4,677)
Mortgage-backed	230,063	(1,719)	277,866	(9,334)	507,929	(11,053)

Total fixed maturity securities	1,439,982	(14,709)	802,023	(29,697)	2,242,005	(44,406)
Equity securities	2,974	(50)	438	(496)	3,412	(546)

Total	$1,442,956	(14,759)	802,461	(30,193)	2,245,417	(44,952)

2016
U.S. Treasury securities and obligations of U.S. government	$17,809	(250)	—	—	17,809	(250)
Obligations of states and political subdivisions	308,803	(10,368)	7,455	(177)	316,258	(10,545)
Debt securities issued by					—	—
foreign governments	9,480	(390)	—	—	9,480	(390)
Corporate	1,272,354	(37,479)	180,986	(13,762)	1,453,340	(51,241)
Asset-backed	413,308	(6,811)	67,290	(1,937)	480,598	(8,748)
Mortgage-backed	537,939	(13,341)	37,234	(2,321)	575,173	(15,662)

Total fixed maturity securities	2,559,693	(68,639)	292,965	(18,197)	2,852,658	(86,836)
Equity securities	17,872	(1,229)	3,476	(457)	21,348	(1,686)

Total	$2,577,565	(69,868)	296,441	(18,654)	2,874,006	(88,522)

Concentrations related to fixed maturity securities in an unrealized loss position are included in the tables below. The tables summarize the fixed maturity securities by sector in an unrealized loss position for less than and greater than twelve months as of December 31:

51

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

	Less than	12 months		Number of
Unrealized losses	12 months	or longer	Total	securities
2017
99.9%-80%:
U.S. Treasury securities and obligations of U.S. government	$(75)	—	(75)	6
Obligations of states and political subdivisions	(1,218)	(2,006)	(3,224)	86
Debt securities issued by foreign governments	(94)	—	(94)	2
Corporate	(8,863)	(16,420)	(25,283)	551
Asset-backed	(2,740)	(1,937)	(4,677)	168
Mortgage-backed	(1,719)	(9,334)	(11,053)	142

Total	$(14,709)	(29,697)	(44,406)	955

2016
99.9%-80%:
U.S. Treasury securities and obligations of U.S. government	$(250)	—	(250)	10
Obligations of states and political subdivisions	(10,368)	(177)	(10,545)	145
Debt securities issued by foreign governments	(390)	—	(390)	1
Corporate	(37,479)	(10,948)	(48,427)	733
Asset-backed	(6,811)	(1,905)	(8,716)	165
Mortgage-backed	(13,341)	(2,248)	(15,589)	160
Below 80%:
Corporate	—	(2,814)	(2,814)	5
Asset-backed	—	(32)	(32)	2
Mortgage-backed	—	(73)	(73)	4

Total	$(68,639)	(18,197)	(86,836)	1,225

Evaluation of Other Than Temporarily Impaired Investments

Management regularly reviews its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other than temporary declines in fair value of investments.

An analysis is prepared which focuses on the issuer’s ability to service its debts and the extent and length of time the security has been valued below cost. This review process includes an assessment of the credit quality and an assessment of the present value of future cash flows of the identified investment in the securities portfolio, and for equity securities, an assessment of near-term recovery and whether the security will recover its amortized cost basis in a reasonable period of time.

52

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

For corporate securities, the Company evaluates the present value of cash flows using the financial performance of the issuer based upon credit performance and investment ratings. Residential mortgage-backed securities and asset-backed securities are assessed for impairment using default estimates based on the underlying collateral performance including default rates, recovery rates and prepayment speeds. Cash flows generated by the collateral are then utilized, along with consideration for the issue’s position in the overall structure, to determine cash flows associated with the security.

For any securities identified in the review of the portfolio, the Company considers additional relevant facts and circumstances in evaluating whether the security is other than temporarily impaired. Relevant facts and circumstances that may be considered include:

•	comparison of current estimated fair value of the security as compared to cost;

•	length of time the estimated fair value has been below cost;

•	financial position of the issuer, including the current and future impact of any specific events, including changes in management;

•	analysis of issuer’s key financial ratios based upon the issuer’s financial statements;

•	any items specifically pledged to support the credit along with any other security interests or collateral;

•

the Company’s intent to sell the security or if it is more likely than not that it will be required to sell the security before it can recover the amortized cost or, for equity securities, the forecasted recovery of estimated fair value in a reasonable period of time;

•	overall business climate including litigation and government actions;

•	rating agency downgrades;

•	analysis of late payments, revenue forecasts and cash flow projections for use as indicators of credit issues; and

•	other circumstances particular to an individual security.

For each security deemed by management that meets the criteria for additional analysis, the Company prepares an analysis of the present value of the expected cash flows, using the interest rate implicit in the investment at the date of acquisition. To the extent that the present value of cash flows generated by a debt security is less than the amortized cost, an OTTI is recognized in the consolidated statements of income.

For those debt securities for which the Company has the intent to sell the security, or if it is more likely than not that it will be required to sell the security before recovery of the amortized cost, the entire unrealized loss (the amount that the amortized cost basis exceeds the estimated fair value) is recognized in the consolidated statements of income. For those debt securities for which the Company does not intend to sell the security and it is not more likely than not that the Company will be required to sell the security,

53

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

but the security has suffered a credit loss (the amortized cost basis exceeds the present value of the expected cash flows), the impairment charge (excess of amortized cost over estimated fair value) is bifurcated with the credit loss portion recorded in the consolidated statements of income, and the remainder, or non-credit loss portion, is recorded in other comprehensive income (loss). The Company prospectively accretes the value of the investment through interest income to the extent the future cash flows of the security are expected to be in excess of the new cost basis.

The Company discloses as part of the separate component of AOCI the non-credit portion of any OTTI. Subsequent changes in estimated fair value that are not considered OTTI are not included in the separate component of AOCI.

Current Year Evaluation

The Company has concluded securities in an unrealized loss position as of December 31, 2017 and 2016 reflect temporary fluctuations in economic factors that are not indicative of OTTI due to the Company’s ability and intent to hold the fixed maturity security investments until recovery of estimated fair value or amortized cost and for equity securities, anticipate a forecasted recovery in a reasonable period of time.

Total unrealized losses decreased from December 31, 2016 to December 31, 2017 due to tighter credit spreads. Additionally, unrealized losses declined in certain industry sectors (i.e. energy, oil, mining) due to overall sector recoveries in value. Accordingly no write-downs were deemed necessary for the securities reflected in the tables above.

Mortgage Loans

Mortgage Loans by Portfolio Segment

Mortgage loans consist of commercial mortgage loans originated in the United States. Mortgage loans are collateralized by the underlying properties. Collateral on mortgage loans must meet or exceed 125% of the loan at the time the loan is made. The carrying amounts of our mortgage loan portfolio as of December 31 were as follows:

	2017	2016
Commercial mortgage loans	$1,211,727	1,162,373
Valuation allowance	3,031	2,941

Net carrying value	$1,208,696	1,159,432

Concentration of Credit Risk

The Company diversifies its mortgage loan portfolio by both geographic region and property type to reduce concentration risk. The Company’s portfolio is collateralized by properties located in the United States. Total loans in any state did not exceed 13.2% as of December 31, 2017 and 2016.

54

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

As of December 31, 2017, loans in the states of Texas and Ohio exceeded 10.0% of the total loan portfolio and had carrying values of $159,940 and $129,322, respectively. As of December 31, 2016, loans in the states of Texas exceeded 10.0% of the total loan portfolio and had a carrying value of $142,017.

Furthermore, the Company manages risk by underwriting relatively nominal individual commercial loans. The average loan, at origination, was approximately $2,464 and $2,450 in 2017 and 2016, respectively.

Commercial Mortgage Loans

The Company performs an annual performance review of the commercial mortgage loan portfolio and assigns a rating based on the property’s loan to value (“LTV”), age, mortgage debt service coverage (“DSC”) and occupancy. This analysis helps identify loans that may experience difficulty. If a loan is not paying in accordance with contractual terms, it is placed on a watch list and monitored through inspections and contact with the property’s local representative. In addition, as part of portfolio monitoring, the Company physically inspected nearly 100% of the properties in the portfolio. The LTV and DSC ratios are applied consistently across the entire commercial mortgage loan portfolio.

The following table summarizes our commercial mortgage loan portfolio, net of allowance, LTV ratios and DSC ratios using available data as of December 31. The ratios are updated as information becomes available.

	DSC
LTV	Greater than 2.0x	1.8x to 2.0x	1.5x to 1.8x	1.2x to 1.5x	1.0x to 1.2x	Less than 1.0x	Total
2017
0% - 50%	$256,710	95,425	182,903	128,189	43,759	5,011	711,997
50% - 60%	4,671	34,001	65,316	69,723	32,013	1,884	207,608
60% - 70%	274	4,390	91,629	63,733	45,052	1,815	206,893
70% - 80%	—	—	—	25,209	27,134	7,609	59,952
80% and greater	—	—	—	3,394	6,915	11,937	22,246

Total	$261,655	133,816	339,848	290,248	154,873	28,256	1,208,696

2016
0% - 50%	$236,144	81,875	158,377	139,748	47,367	2,579	666,090
50% - 60%	22,949	14,952	55,663	52,749	25,938	7,121	179,372
60% - 70%	—	2,425	61,178	71,448	43,343	4,696	183,090
70% - 80%	1,097	—	10,336	66,069	32,365	—	109,867
80% and greater	—	—	—	5,635	10,808	4,570	21,013

Total	$260,190	99,252	285,554	335,649	159,821	18,966	1,159,432

55

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

LTV and DSC ratios are measures frequently used in commercial real estate to determine the quality of a mortgage loan. The LTV ratio is a comparison between the current loan balance and the value assigned to the property and is expressed as a percentage. If the LTV is greater than 100%, this would indicate that the loan amount exceeds the value of the property. It is preferred that the LTV be less than 100%. Our corporate policy directs that our LTV on new mortgages not exceed 75% for standard mortgages.

The DSC ratio compares the property’s net operating income to its mortgage debt service payments. If the debt service coverage ratio is less than 1.0x, this would indicate that the property is not generating enough income after expenses to cover the mortgage payment. Therefore, a higher debt service coverage ratio could indicate a better quality loan.

Allowance for Loan Losses

The allowance for loan losses is comprised of two components, specific and general, based on amounts collectively and individually evaluated for impairment. The Company’s commercial mortgage loan portfolio has experienced minimal historical losses throughout the years, including the last three years. The Company has not had any TDRs in 2017 or 2016.

The general component of the allowance for loan losses is maintained at a level believed adequate by management and reflects management’s best estimate of probable credit losses, including losses incurred at the balance sheet date but not yet identified by specific loan.

A rollforward of the allowance for loan losses is as follows:

	2017	2016
Beginning balance	$2,941	3,289
Provision	124	(30)
Charge-offs	(34)	(318)

Ending balance	$3,031	2,941

The Company has other financing receivables with contractual maturities of one year or less such as reinsurance recoverables and premiums receivables. The Company does not record an allowance for these items since the Company has not had any significant collection issues related to these types of receivables. The Company writes off the receivable if it is deemed to be uncollectible.

56

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

Mortgage Loan Aging

The table below depicts the loan portfolio exposure, net of allowance, of the remaining principal balances (which equal the Company’s recorded investment), by type, as of December 31:

	30-59 days past due	60-89 days past due	90 days or more past due	Total past due	Current	Total	Recorded investment > 90 days and accruing
2017	$2,413	—	—	2,413	1,206,283	1,208,696	—

2016	$1,834	—	—	1,834	1,157,598	1,159,432	—

Performance, Impairment and Foreclosures

At December 31, 2017 and 2016, the Company had no mortgage loans in the process of foreclosure. There were no mortgage loan write-downs in 2017, 2016 or 2015.

Commercial mortgage loans in foreclosure and mortgage loans considered to be impaired as of the balance sheet date are placed on a nonaccrual status if the payments are not current. Interest received on nonaccrual status mortgage loans is included in net investment income in the period received.

The Company had no mortgage loans on nonaccrual status as of December 31, 2017 and 2016.

The recorded investment in and unpaid principal balance of impaired loans along with the related specific allowance for loan losses, if any, and the average recorded investment and interest income recognized during the time the loans were impaired as of December 31 were as follows:

		Unpaid		Average	Interest
	Recorded	principal	Related	recorded	income
	investment	balance	allowance	investment	recognized
2017
With an allowance recorded:
Commercial mortgages	$1,482	1,482	—	1,875	119

2016
With an allowance recorded:
Commercial mortgages	$2,267	2,301	(34)	2,434	159

In 2017 and 2016, the Company sold no mortgage loans to ONFS.

The Company has a mortgage loan receivable from ONFS of $24,002 and $24,717 as of December 31, 2017 and 2016, respectively.

57

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

Other Long Term Investments

The components of other long-term investments were as follows as of December 31:

	2017	2016
Venture capital partnerships	$—	3,645
FHLB common stock	43,300	—
Derivative instruments	63,847	40,637
Receivable for securities	4,997	2,611

Total	$112,144	46,893

In 2017, the Company sold 2017-2018 New Market Tax Credits associated with venture capital partnerships for proceeds of $2,367. There was a net loss realized on the sale of $723.

The Company is a member of the Federal Home Loan Bank (“FHLB”) of Cincinnati. Through its membership, and by purchasing FHLB stock, the Company can enter into deposit contracts. The Company chose to reclassify the investment in FHLB common stock from common stock to other long-term investments on the consolidated balance sheets as of December 31, 2017.

Securities Lending

As of December 31, 2017 and 2016, the Company received $9,681 and $274,480, respectively, of cash collateral on securities lending. The cash collateral is invested in short-term investments, which are recorded in the consolidated balance sheets in short-term investments securities lending collateral with a corresponding liability recorded in payables for securities lending collateral to account for the Company’s obligation to return the collateral. The Company had not received any non-cash collateral on securities lending as of December 31, 2017 and 2016. As of December 31, 2017 and 2016, the Company had loaned securities with a fair value of $9,419 and $266,068, respectively, which are recognized in the consolidated balance sheets in securities available-for-sale.

Variable Interest Entities

In the normal course of business, the Company invests in fixed maturity securities structured through trusts that could qualify as VIE. A VIE is a legal entity that lacks sufficient equity to finance their activities, or the equity investors of the entities as a group lack any of the characteristics of a controlling interest. The primary beneficiary of a VIE is generally the enterprise that has both the power to direct the activities most significant to the VIE, and is the enterprise that will absorb a majority of the fund’s expected losses or receive a majority of the fund’s expected residual returns. The Company evaluates its interest in certain fixed maturity investments, corporate securities, mortgage-backed securities, and asset-backed securities, to determine if the entities meet the definition of a VIE and whether the Company is the primary beneficiary and should consolidate the entity based upon the variable interests it held both at inception and where there is a change in circumstances that requires a reconsideration.

58

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

The Company has determined that it is not the primary beneficiary of these investments as the Company does not have the power to direct the activities that most significantly impact the entities’ performance. The Company’s maximum exposure to loss is limited to the carrying values of these securities. There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets.

Net Investment Income

Analysis of investment income by investment type follows for the years ended December 31:

	Investment income
	2017	2016	2015
Gross investment income:
Securities available-for-sale:
Fixed maturity securities	$350,008	334,206	325,098
Equity securities	2,347	4,150	4,479
Fixed maturity trading securities	88	105	170
Fixed maturity held-to-maturity securities	59,923	63,182	67,487
Mortgage loans on real estate	62,945	65,402	70,039
Real estate	2,349	3,150	3,285
Policy loans	29,020	25,975	22,566
Short-term investments	5,959	2,429	1,547

Total gross investment income	512,639	498,599	494,671
Interest expense	(22,207)	(22,207)	(22,088)
Other investment expenses	(10,057)	(12,334)	(10,365)

Net investment income	$480,375	464,058	462,218

59

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

Net Realized Gains (Losses)

Analysis of net realized gains (losses) by investment type follows for the years ended December 31:

	Realized gains (losses) on investments
	2017	2016	2015
Securities available-for-sale:
Fixed maturity securities	$(755)	3,981	532
Equity securities	1	382	(266)
Fixed maturity trading securities	5	16	—
Fixed maturity held-to-maturity securities	(12,479)	(6,025)	99
Mortgage loans on real estate	(459)	(318)	—
Derivative instruments	(14,868)	(23,264)	(2,556)
Long-term	245	(128)	—

Total realized losses on investments	(28,310)	(25,356)	(2,191)
Change in allowances for mortgage loans on real estate	(90)	348	527

Net realized losses on investments	$(28,400)	(25,008)	(1,664)

Realized gains (losses) on investments, as shown in the table above, include write-downs for OTTI of $16,127, $7,993 and $10,513 for the years ended December 31, 2017, 2016 and 2015, respectively. As of December 31, 2017, fixed maturity securities with a carrying value of $106,473, which had a cumulative write-down of $32,069 due to OTTI, remained in the Company’s investment portfolio.

60

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

The following tables summarize total OTTI losses on securities by asset type for the years ended December 31:

	Total OTTI	Recognized in OCI	Recognized in earnings
2017
Fixed maturity securities:
Obligations of states and political subdivisions	$1,272	443	829
Corporate	15,298	—	15,298
Asset-backed	(11,126)	(11,126)	—
Mortgage-backed	(666)	(666)	—

Total other-than-temporary impairment losses	$4,778	(11,349)	16,127

2016
Corporate	$6,560	—	6,560
Asset-backed	(4,867)	(4,917)	50
Mortgage-backed	(867)	(2,250)	1,383

Total other-than-temporary impairment losses	$826	(7,167)	7,993

2015
Obligations of states and political subdivisions	$843	(538)	1,381
Corporate	5,973	(175)	6,148
Asset-backed	1,805	963	842
Mortgage-backed	(413)	(2,555)	2,142

Total other-than-temporary impairment losses	$8,208	(2,305)	10,513

Credit Loss Rollforward

The following table summarizes the cumulative amounts related to the Company’s credit loss portion of the OTTI losses on fixed maturity securities held as of December 31, that the Company does not intend to sell and it is not more likely than not that the Company will be required to sell the security prior to recovery of the amortized cost basis and for which the non-credit portion of the loss is included in other comprehensive income:

61

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

	2017	2016	2015
Cumulative credit loss, beginning of year	$60,666	57,290	53,243
New credit losses	12,248	6,803	5,675
Change in credit losses on securities included in the beginning balance	3,879	1,190	4,838

Subtotal	76,793	65,283	63,756
Less:
Losses related to securities included in the current year beginning balance sold or paid down during the period	44,724	4,617	6,466

Cumulative credit loss, end of year	$32,069	60,666	57,290

Sales of Fixed Maturity Securities, Available-for-Sale

The following table summarizes fixed maturity securities available-for-sale activity:

	2017	2016	2015
Proceeds from the sale and maturity	$674,250	524,075	663,656

Gross realized gains on the sale and maturity	$12,638	6,507	8,456

Gross realized losses on the sale and maturity	$(10,029)	(2,003)	(1,853)

The Company may sell securities classified as held-to-maturity if the Company becomes aware of evidence of significant deterioration in an issuer’s creditworthiness and/or a significant increase in the risk weights of debt securities for regulatory RBC purposes. The Company sold one, one and one held-to-maturity securities in 2017, 2016 and 2015, respectively. Proceeds from the sale of those securities were $6,000, $4,150 and $11,000 in 2017, 2016 and 2015, respectively. There were net losses realized on the sale of those securities of $0, $850 and $0 in 2017, 2016 and 2015, respectively.

Net Unrealized Gains (Losses) on Available-for-Sale Securities

An analysis by investment type of the change in unrealized gains (losses), before taxes, on securities available-for-sale is as follows for the years ended December 31:

62

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

	2017	2016	2015
Securities available-for-sale:
Fixed maturity securities	$81,577	47,762	(251,152)
Equity securities	(358)	(1,866)	2,650

Change in net unrealized gains	$81,219	45,896	(248,502)

The components of net unrealized gains (losses) on securities available-for-sale in AOCI arising during the period were as follows as of December 31:

	2017	2016	Change
Securities available for sale	$361,985	280,766	81,219
Unrealized losses related to closed block	(26,086)	(20,995)	(5,091)
Unrealized (losses)/gains on derivatives	(295)	(335)	40
Unrealized gains on other invested assets	2,236	—	2,236
Future policy benefits and claims	(9,517)	(6,684)	(2,833)
Other policyholder funds	17,748	8,885	8,863
Deferred policy acquisition costs	(90,839)	(64,020)	(26,819)
Deferred federal income tax provision	(54,386)	(69,930)	15,544

Net unrealized gains	$200,846	127,687	73,159

	2016	2015	Change
Securities available for sale	$280,766	234,870	45,896
Unrealized losses related to closed block	(20,995)	(19,611)	(1,384)
Unrealized (losses)/gains on derivatives	(335)	84	(419)
Future policy benefits and claims	(6,684)	(5,486)	(1,198)
Other policyholder funds	8,885	—	8,885
Deferred policy acquisition costs	(64,020)	(58,982)	(5,038)
Deferred federal income tax provision	(69,930)	(53,477)	(16,453)

Net unrealized gains	$127,687	97,398	30,289

	2015	2014	Change
Securities available for sale	$234,870	483,456	(248,586)
Unrealized losses related to closed block	(19,611)	(33,624)	14,013
Unrealized gains on derivatives	84	—	84
Future policy benefits and claims	(5,486)	(14,012)	8,526
Deferred policy acquisition costs	(58,982)	(131,479)	72,497
Deferred federal income tax provision	(53,477)	(107,481)	54,004

Net unrealized gains	$97,398	196,860	(99,462)

63

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

(8)	Derivative Financial Instruments

The Company enters into derivative contracts to economically hedge guarantees on riders for certain insurance contracts. Although these contracts do not qualify for hedge accounting or have not been designated in hedging relationships by the Company pursuant to ASC Topic 815, Derivatives and Hedging, they provide the Company with an economic hedge, which is used as part of its overall risk management strategy. The Company enters into equity futures, currency futures, equity index put options, equity index call options, interest rate swaptions and equity swaps to economically hedge liabilities embedded in certain variable annuity products such as the GMAB, GMWB, GMIB and GLWB and in fixed indexed annuity and indexed universal life products.

In October 2016, the Company entered into an equity index call option agreement. Under this agreement, three equity index call options will be purchased monthly. The S&P 500 and Russell 2000 options are one year calls. The custom Barclays instrument is a three year call. Since this does not meet the definition of a hedge, it is treated as a derivative with no hedging designation under ASC 815, with the gain or loss on the derivative instrument recognized in earnings.

In August 2016, the Company entered into an interest rate hedging program. The program entails the monthly purchase of $5 million swaptions over a twelve month period. Each swaption consists of a 5 year option to enter into an interest rate swap on the 10 year swap rate. Since this does not meet the definition of a hedge, it is treated as a derivative with no hedging designation under ASC 815, with the gain or loss on the derivative instrument recognized in earnings.

In December 2015, the Company entered into an S&P 500 total return swap agreement. The agreement is comprised of $1,000 notional amount at the floating rate of the three month LIBOR rate plus 24 bps against 256.0614 units of the S&P 500 Total Return Index. Since this does not meet the definition of a hedge, it is treated as a derivative with no hedging designation under ASC 815, with the gain or loss on the derivative instrument recognized in earnings. The agreement terminated on March 9, 2016 and resulted in a gain of $18.

In November 2014, the Company entered into a cross currency swap agreement which qualified for hedge accounting as a cash flow hedge. The Company purchased a 10 year bond in the amount of €7 million with an annual foreign currency coupon of 1.93%. The Company concurrently entered into a matching cross currency swap effectively converting the cash flows of the Euro denominated bond into a U.S. denominated cash flows. The investment receives a fixed rate of 3.78% on the converted U.S. investment of $9,038. Interest on the bond is paid annually.

The Company has entered into a reinsurance arrangement with a nonaffiliated reinsurer to offset a portion of its risk exposure to the GMIB rider in certain variable annuity contracts. This reinsurance contract is accounted for as a freestanding derivative.

64

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

Embedded Derivatives

The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These host contracts include variable annuities with GMAB, GMWB and GLWB riders.

The following tables present a summary of the estimated fair value of derivatives held by the Company along with the amounts recognized in the consolidated balance sheets:

		December 31
Derivatives not designated as		2017	2016
hedging instruments under ASC 815	Balance sheet location	Fair value	Fair value
Asset derivatives:
Currency futures	Other long-term investments	$—	8,961
Equity futures	Other long-term investments	2,632	5,359
Equity put options	Other long-term investments	770	11,391
Equity index call options	Other long-term investments	12,911	352
Cross currency swap	Other long-term investments	435	1,415
Swaptions	Other long-term investments	47,099	13,159
GMIB reinsurance contracts	Reinsurance recoverable	1,187,888	1,309,900
GLWB reinsurance contracts	Reinsurance recoverable	16,550	19,129
GMAB reinsurance contracts	Reinsurance recoverable	—	5,860
GMAB/GMWB embedded derivatives[1]	Other assets	31,727	1,367

Total		$1,300,012	1,376,893

Liability derivatives:
GLWB embedded derivatives	Future policy benefits and claims	$16,550	19,129
GMAB/GMWB embedded derivatives	Future policy benefits and claims	—	5,831
GMAB/GMWB reinsurance contracts[1]	Future policy benefits and claims	28,589	—
Currency futures	Other liabilities	3,914	—
Equity futures	Other liabilities	8,798	9,221
Equity put options	Other liabilities	1,614	—
Equity swaps	Other liabilities	21,490	—

Total		$80,955	34,181

[1]	All GMAB/GMWB riders. These balances were negative and thus reclassified as an asset and liability, respectively.

65

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

The following table presents the effect of derivative instruments on the consolidated statements of income for the years ended December 31:

Derivatives not designated as hedging instruments under ASC 815	Location of gain (loss) recognized in income on derivatives	Amount of gain (loss) recognized in income on derivatives
		2017	2016	2015
Currency futures[1]	Net realized gains (losses): derivative instruments	$(1,731)	2,118	1,241
Equity futures[1]	Net realized gains (losses): derivative instruments	(14,295)	(17,426)	(3,396)
Equity put options	Net realized gains (losses): derivative instruments	(411)	(744)	(639)
Equity index call options	Net realized gains (losses): derivative instruments	4,764	21	—
Equity swaps	Net realized gains (losses): derivative instruments	2,175	215	238
Swaptions	Net realized gains (losses): derivative instruments	(5,370)	(7,448)	—
GMIB reinsurance contracts	Benefits and claims	(122,012)	625,953	159,801
GMAB/GMWB embedded derivatives	Benefits and claims	30,360	1,367	(8,734)
GMAB reinsurance contracts	Benefits and claims	(5,860)	(6,949)	15,330
GMAB/GMWB embedded derivatives	Benefits and claims	5,831	6,969	(3,558)
GMAB/GMWB reinsurance contracts	Benefits and claims	(28,589)	—	—
GLWB reinsurance contracts	Benefits and claims	(2,579)	(55,243)	20,520
GLWB embedded derivatives	Benefits and claims	2,579	55,243	(20,520)

Total		$(135,138)	604,076	160,283

[1]	Net realized gains (losses): derivative instruments are net of amounts related to the funds withheld arrangement with Sycamore Re (see note 11).

Credit Risk

The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments.

Because exchange traded futures are affected through regulated exchanges and positions are marked to market on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments. The Company manages its credit risk related to over-the-counter derivatives by only entering into transactions with creditworthy counterparties with long-standing performance records. The Company manages its credit risk related to the freestanding reinsurance derivative by monitoring the credit ratings of the reinsurer and requiring either a certain level of assets to be held in a trust for the benefit of the Company or a letter of credit to be held by the reinsurer and assigned to the Company. As of December 31, 2017 and 2016, a non-affiliated reinsurer held assets in trust with an estimated fair value of $838,861 and $822,336, respectively, and a letter of credit of $169,757 and $240,494, respectively. As of December 31, 2017 and 2016, Sycamore Re, Ltd (“SYRE”), an affiliated company, held assets in trust with an estimated fair value of $7,289 and $7,239, respectively, a letter of credit of $400,000 and $365,000, respectively, and funds withheld assets of $28,774 and $115,819, respectively.

66

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

(9)	Deferred Policy Acquisition Costs

The deferred policy acquisition costs and changes thereto for the years ended December 31, 2017 and 2016 were as follows:

	2017	2016
Balance - beginning of year	$1,539,379	1,515,379
Acquisition costs deferred	231,846	244,760
Amortization	(168,003)	(215,723)
Unrealized investment (losses) gains	(26,819)	(5,037)

Balance - end of year	$1,576,403	1,539,379

As a result of claims emergence in late 2015 and into 2016, during 2016, the Company performed a holistic review of variable annuity policyholder behavior experience with an emphasis on how the presence of riders such as GMIBs and GLWBs influence that behavior. Based on the results of the experience study, updates were made to assumptions and modeling of partial withdrawals, GLWB utilization, GMIB utilization, GMIB/GLWB claim calculations and full surrenders. In 2017, the Company focused on economic assumptions making updates to the assumed interest rates and the long-term separate account return. Base lapse rates and non-systematic withdrawal rates were also reviewed and updated in 2017.

(10)	Future Policy Benefits and Claims

The liability for future policy benefits and claims is comprised of basic and benefit reserves for traditional life products, group life and health policies, universal life policies, and investment contracts, including riders.

The liability for future policy benefits for traditional life products has been established based upon the net level premium method using interest rates varying from 2.0% to 6.0%.

The liability for future policy benefits for universal life policies and investment contracts represents approximately 73% and 76% of the total liability for future policy benefits as of December 31, 2017 and 2016, respectively. The liability has been established based on accumulated contract values without reduction for surrender penalty provisions. The average interest rate credited on investment product policies was 3.3%, 3.4% and 3.6% for the years ended December 31, 2017, 2016 and 2015, respectively. Approximately 39% and 38%, as of December 31, 2017 and 2016, respectively, of the universal life policies and investment contracts were at their guaranteed minimum interest rate.

The Company has established a reserve for three universal life plans with lifetime secondary guarantees, which the Company discontinued. At December 31, 2017 and 2016, this reserve balance was $35,694 and $33,178, respectively.

67

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

Reserves are calculated using withdrawal, mortality, and morbidity rates. Withdrawal rates vary by issue age, type of coverage and policy duration and are based on Company experience. Mortality and morbidity rates which are guaranteed within insurance contracts are based on published tables and Company experience.

As discussed in Note 3, the Company has five main types of rider benefits offered with individual variable annuity contracts: GMDBs, GMIBs, GLWBs, GMABs and GMWBs.

GMDB Riders

Certain variable annuity contracts include GMDB riders with the base contract and offer additional death and income benefits through riders that can be added to the base contract. These GMDB riders typically provide that upon the death of the annuitant, the beneficiaries could receive an amount in excess of the contract value. The GMDB rider benefit could be equal to the premiums paid into the contract, the highest contract value as of a particular time, e.g., every contract anniversary, or the premiums paid into the contract times an annual interest factor. The Company assesses a charge for the GMDB riders and prices the base contracts to allow the Company to recover a charge for any built-in death benefits.

The Company’s GMDB claim reserves are determined by estimating the expected value of death benefits and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised. Additionally, a decline in the stock market, causing the contract value to fall below the amount defined in each contract, could result in additional claims.

GMIB Riders

Certain variable annuity contracts include GMIB riders with the base contract. These riders allow the policyholder to annuitize the contract after ten years and to receive a guaranteed minimum monthly income for life. The amount of the payout is based upon a guaranteed income base that is typically equal to the greater of the premiums paid increased by 5% annually (6% for riders sold before May 2009) or the highest contract value on any contract anniversary. In some instances, based upon the age of the annuitant, the terms of this rider may be less favorable for the contract purchaser. The amount of the monthly income is tied to annuitization tables that are built into the GMIB rider. In the event that the policyholder could receive a higher monthly income by annuitization based upon the Company’s current annuitization rates, the annuitant will automatically receive the higher monthly income. The Company discontinued offering the GMIB rider in virtually all states in May 2010. NSLAC continued to sell the GMIB rider in the state of New York until August 2012.

GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to benefits and claims in the period of evaluation, if actual experience or other evidence suggests that earlier assumptions should be revised.

68

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

GLWB Riders

The GLWB rider allows the owner to take withdrawals from the contract at a guaranteed percentage of the GLWB base every year even if the contract value goes to zero. Such guaranteed withdrawals may start any time after the annuitant reaches age 59 1/2. The percentage withdrawal amount guaranteed increases if the annuitant attains a higher age band before the owner starts taking withdrawals. In some versions of GLWB riders sold in 2013 and later, there is a guaranteed minimum percentage withdrawal amount for the first 15 years of the contract; if the policyholder’s account value goes to zero subsequent to the 15 year guarantee period, the percentage withdrawal amount is then calculated per a specified formula based on the 10 year treasury rate from the preceding 90 calendar days, with the calculated treasury linked rate subject to a specified cap and floor.

At policy inception, the GLWB base is set at the amount of the purchase payments and it is increased by the amount of future purchase payments. It increases (roll-up) by up to eight percent simple interest every year for the first ten years, as long as no withdrawal is made. If a withdrawal is made in any year during the first ten years, there is no roll-up at all for that year. If the contract value exceeds the GLWB base on any contract anniversary prior to the first contract anniversary after the annuitant reaches age 95, the GLWB base resets to the contract value and a new ten-year roll-up period begins.

In addition to the roll-up feature, some versions of the GLWB rider also provide for a top-off of the GLWB base at the end of the tenth contract year subject to attained age restrictions where applicable if the owner has not made any withdrawals in the first ten years. The top-off is equal to two hundred percent of the first-year purchase payments. Policyholders are eligible for only one top-off during the contractual term. A reset to the contract value does not start a new top-off period. A top-off will typically not occur if there is any reset in the first ten years.

The initial GLWB riders (issued May 1, 2010 through December 31, 2010) had a built-in death benefit. This death benefit is reduced dollar for dollar for withdrawals. It differs from most of the other death benefits that decline pro rata for withdrawals. Thus, when the contract value is less than the death benefit, withdrawals will reduce the death benefit under the GLWB rider by a smaller amount than the reduction for other death benefits.

The Company also offers single life and joint life versions of the GLWB rider. Under the joint life version, if the annuitant dies after the owner has started taking withdrawals the surviving spouse may elect a spousal continuation under the rider and continue to receive the same payment. Under the single life version, the guaranteed amount that may be withdrawn could decline either because 1) the contract value is less than the GLWB base and under the single life GLWB rider the contract value then becomes the new GLWB base and/or 2) the surviving spouse is in a different age band.

69

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

The initial GLWB riders, which are a closed block, represent an embedded derivative in the variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivative is carried at estimated fair value and reported in future policy benefits and claims. The estimated fair value of the GLWB embedded derivative was calculated based on actuarial assumptions related to the projected benefit cash flows, incorporating numerous assumptions, including but not limited to, expectations of contract holder persistency, market returns, correlations of market returns and market return volatility.

For GLWB riders issued beginning January 1, 2011, claim reserves are determined each period by estimating the expected value of withdrawal benefits in excess of the projected account balance at the date of the rider entering the lifetime annuity period and recognizing the excess ratably over the accumulation period based on total assessments as the later generation riders do not meet the definition of a derivative. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to benefits and claims in the period of evaluation, if actual experience or other evidence suggests that earlier assumptions should be revised.

GMAB Riders

Certain variable annuity contracts include a GMAB rider. On the eighth or tenth anniversary, depending on the version of the rider, the policyholder’s account value will increase to the amount of the initial deposit if the account value at that anniversary is less than the initial deposit. A GMAB rider represents an embedded derivative in the variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivative is carried at estimated fair value and reported in future policy benefits and claims.

The estimated fair value of the GMAB embedded derivative is calculated based on actuarial assumptions related to the projected benefit cash flows, incorporating numerous assumptions, including but not limited to, expectations of contract holder persistency, market returns, correlations of market returns and market return volatility.

GMWB Riders

Certain variable annuity contracts include a GMWB rider, which is similar to the GMAB rider noted above except the policyholder is allowed to make periodic withdrawals instead of waiting for the benefit in a lump sum at the end of the tenth year. A GMWB rider represents an embedded derivative in the variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivative is carried at estimated fair value and reported in future policy benefits and claims.

The estimated fair value of a GMWB embedded derivative is calculated based on actuarial assumptions related to projected benefit cash flows, incorporating numerous assumptions including, but not limited to, expectations of contract holder persistency, market returns, correlations of market returns and market return volatility. The Company discontinued the sale of its GMWB rider in 2009. The activity associated with GMWB riders is included with GMAB riders and labeled “GMAB”.

70

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

The following tables summarize the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts as of December 31 (note that most contracts contain multiple guarantees):

	2017
	Death benefits	Living benefits
	GMDB	GMIB	GLWB	GMAB
Return of net deposit
Total account value	$7,643,732	—	—	3,815,603
Separate account value	$7,243,415	—	—	3,810,456
Net amount at risk [1]	$7,909	—	—	24
Weighted average attained age of contract holders	67	—	—	65

Return of net deposits accrued at a stated rate
Total account value	$1,057,359	—	—	11,670
Separate account value	$1,042,084	—	—	10,658
Net amount at risk [1]	$161,863	—	—	22
Weighted average attained age of contract holders	72	—	—	73

Highest of return of net deposits accrued at a stated rate and return of highest anniversary value
Total account value	$3,292,975	9,235,705	9,676,154	—
Separate account value	$3,278,408	9,118,959	9,650,000	—
Net amount at risk [1]	$87,897	—	—	—
Weighted average attained age of contract holders	69	67	66	—

Return of highest anniversary value
Total account value	$10,933,569	—	—	—
Separate account value	$10,679,974	—	—	—
Net amount at risk [1]	$10,107	—	—	—
Weighted average attained age of contract holders	67	—	—	—

Total
Total account value	$22,927,635	9,235,705	9,676,154	3,827,273
Separate account value	$22,243,881	9,118,959	9,650,000	3,821,114
Net amount at risk [1]	$267,776	—	—	46
Weighted average attained age of contract holders	67	67	66	65

[1]	Death benefit net amount at risk and living benefit net amount at risk are not additive at the contract level.

71

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

	2016
	Death benefits	Living benefits
	GMDB	GMIB	GLWB	GMAB
Return of net deposit
Total account value	$7,137,673	—	—	3,579,092
Separate account value	$6,712,493	—	—	3,567,807
Net amount at risk [1]	$54,529	—	—	613
Weighted average attained age of contract holders	66	—	—	64

Return of net deposits accrued at a stated rate
Total account value	$1,034,991	—	—	13,572
Separate account value	$1,019,551	—	—	12,539
Net amount at risk [1]	$195,402	—	—	48
Weighted average attained age of contract holders	72	—	—	72

Highest of return of net deposits accrued at a stated rate and return of highest anniversary value
Total account value	$3,067,251	8,750,238	8,656,732	—
Separate account value	$3,047,169	8,625,132	8,595,378	—
Net amount at risk [1]	$88,381	—	—	—
Weighted average attained age of contract holders	68	67	65	—

Return of highest anniversary value
Total account value	$9,745,205	—	—	—
Separate account value	$9,447,205	—	—	—
Net amount at risk [1]	$137,580	—	—	—
Weighted average attained age of contract holders	66	—	—	—

Total
Total account value	$20,985,120	8,750,238	8,656,732	3,592,664
Separate account value	$20,226,418	8,625,132	8,595,378	3,580,346
Net amount at risk [1]	$475,892	—	—	661
Weighted average attained age of contract holders	67	67	65	64

[1]	Death benefit net amount at risk and living benefit net amount at risk are not additive at the contract level.

72

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

For guarantees of benefits that are payable in the event of death (GMDB), the net amount at risk is generally defined as the current guaranteed minimum death benefit in excess of the account balance as of the balance sheet date.

For benefit guarantees that are payable at annuitization (GMIB), the net amount at risk is generally defined as the present value of the minimum guaranteed annuity payments available to the contract holder, determined in accordance with the terms of the contract and best estimate assumptions, where applicable, in excess of the account balance as of the balance sheet date.

For benefit guarantees that are payable upon withdrawal (GLWB), the net amount at risk is generally defined as the present value of the current maximum guaranteed withdrawal available to or taken by the contract holder, determined in accordance with the terms of the contract and best estimate assumptions, where applicable, in excess of the account balance as of the balance sheet date.

For accumulation guarantees (GMAB), the net amount at risk is generally defined as the guaranteed minimum accumulation balance in excess of the account balance as of the balance sheet date.

The assets supporting the variable portion of all variable annuities are carried at fair value and reported as assets held in separate accounts, with an equivalent amount reported as liabilities related to separate accounts. All separate account assets associated with these contracts are invested in shares of various mutual funds offered by the Company and its sub advisors. Some riders require that separate account funds be invested in asset allocation models, managed volatility models and/or have other investment restrictions.

The Company did not transfer assets from the general account to the separate account for any of its variable annuity contracts during 2017 and 2016.

The following table summarizes account balances of variable annuity contracts with guarantees that were invested in separate accounts as of December 31:

	2017	2016
Mutual funds:
Bond	$6,166,729	5,654,301
Equity	15,140,251	13,626,097
Money market	936,901	946,020

Total	$22,243,881	20,226,418

73

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

The following table summarizes the reserve balances, net of reinsurance, for variable annuity contracts with guarantees as of December 31:

	GMDB	GMIB	GLWB	GMAB
Balance at December 31, 2015	$33,284	(364,363)	39	(9)
Incurred claims	12,473	2,956	—	371
Paid claims	(12,473)	(2,956)	—	(371)
Other [1]	2,139	(535,494)	26	(1,387)

Balance at December 31, 2016	$35,423	(899,857)	65	(1,396)

Incurred claims	8,238	5,091	—	137
Paid claims	(8,238)	(5,091)	—	(137)
Other [1]	5,992	157,244	37	(1,741)

Balance at December 31, 2017	$41,415	(742,613)	102	(3,137)

[1]

The components that make up the Other line item above include items affecting reserve balances outside of paid and incurred claims. This includes, but is not limited to, interest, accrual, true-up, unlockings and market factors.

The reserve balances in the above table include reserves for both direct and reinsurance ceded balances. As of December 31, 2017, direct G reserves were $860,818, ceded G reserves were $1,565,051 and net G reserves were $(704,233). As of December 31, 2016, direct G reserves were $836,351, ceded G reserves were $1,702,116 and net G reserves were $(865,765). The direct reserves were calculated in accordance with FASB ASC Topic 944, Financial Services and the reinsurance ceded reserves were calculated in accordance with FASB ASC Topic 815, Derivatives. See Note 6 for a reconciliation of the change in the reinsurance ceded reserve.

(11)	Reinsurance

The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth. The Company routinely enters into reinsurance transactions with other insurance companies, third parties and subsidiaries. This reinsurance involves either ceding certain risks to or assuming risks from other insurance companies. The Company’s consolidated financial statements reflect the effects of assumed and ceded reinsurance transactions.

External Reinsurance

For the Company’s life insurance products, the Company reinsures a percentage of the mortality or morbidity risk on a quota share basis or on an excess of retention basis. The Company also reinsures risk associated with their disability and health insurance policies. Ceded premiums approximated 17%, 19% and 20% of gross earned life and accident and health premiums during 2017, 2016 and 2015, respectively.

74

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

For the Company’s individual variable annuity products, the Company reinsures the various living and death benefit riders, including GMDB, GMIB, and GLWB. For the Company’s fixed annuity products, the Company has coinsurance agreements in place to reinsure fixed annuity products sold between 2001 and 2006. Ceded amounts under these coinsurance agreements range from one-third to two-thirds of the business produced. The ceded reserves attributable to fixed annuity coinsurance agreements were $311,234 and $342,265 as of December 31, 2017 and 2016, respectively.

Reinsurance agreements that do not transfer significant insurance risk are recorded using deposit accounting. The Company enters into such agreements with an unaffiliated reinsurer. Effective April 1, 2016, the Company entered into an agreement to cede certain whole life blocks of business written between January 1, 2016 and December 31, 2016. Effective January 1, 2017, the Company entered into an additional agreement to cede certain whole life blocks of business written between January 1, 2017 and December 31, 2017. Effective October 1, 2017, these agreements were amended and restated to combine the previous treaties from 2014 through 2016, and add 2017 as well as 2018 prospectively. This combined treaty is accounted for using deposit accounting.

At the inception of each deposit accounting agreement, a risk charge liability was recorded in other liabilities on the consolidated balance sheets, with a corresponding risk charge expense recorded in other operating expenses on the consolidated statements of income. The risk charge liabilities and expenses related to these agreements were $1,405 and $275 at and as of December 31, 2017 and 2016, respectively. There were no such agreements as of December 31, 2015.

Affiliate Reinsurance

As it relates to reinsurance among affiliates, to mitigate the volatility of statutory surplus for the Company, the Company cedes variable annuity-related risks, living and death benefits to SYRE for the GMIB, GMDB, and GLWB riders. SYRE is an affiliated company wholly owned by ONFS and not the Company, therefore, these amounts do not eliminate in consolidation. Additionally, to consolidate the management of such living benefit risks, the Company assumes GMIB and associated riders issued by NSLAC, which are correspondingly retroceded to SYRE as discussed above. Until July 2014 the Company assumed certain accident and health insurance policies issued by ONLAC. The Company assumes BOLI policies issued by ONLAC, but ceased reinsuring new policies in October 2016.

ONLAC writes a significant amount of term and universal life insurance that requires statutory reserves in excess of the Company’s best estimate economic reserves (i.e. redundant reserves). To efficiently manage the statutory surplus impact to ONLAC and improve capacity to write new business, the Company established two affiliated Vermont captive insurers, MONT and KENW, and an Ohio captive, CMGO. ONLAC cedes certain term life policies and certain death benefit guarantee universal life policies to MONT. ONLAC cedes certain term life policies to KENW and CMGO. MONT, KENW and CMGO entered into external reinsurance covering certain of the assumed blocks of business. Additionally, MONT, KENW and CMGO retrocede term life policies on a yearly renewable term basis to ONLIC.

The Company assumes GMIB, GMAB, and GMWB riders issued by NSLAC. As of 2015, the Company no longer assumes new business from NSLAC.

75

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

The reinsurance transactions with ONLAC and NSLAC eliminate in consolidation. All of the other affiliated reinsurance transactions eliminate in consolidation at the ONFS and ONMH levels.

The reconciliation of traditional life and individual health total premiums to net premiums for the years ended December 31, were as follows:

	2017	2016	2015
Direct premiums	$912,370	802,858	703,493
Reinsurance assumed - external	1,363	1,593	1,873
Reinsurance assumed - intercompany	234,812	311,233	291,783
Reinsurance ceded - external	(187,258)	(221,544)	(209,300)
Reinsurance ceded - intercompany	(234,812)	(311,233)	(291,783)

Net premiums earned	$726,475	582,907	496,066

Annuity Rider Reinsurance Agreements with SYRE

The details of the Company’s annuity rider reinsurance agreements with SYRE are as follows:

GMIB and GMDB Riders Written After April 1, 2008

In December 2008, the Company entered into a reinsurance agreement with SYRE to reinsure Annual Reset Death Benefit Riders (“ARDBR”) and GMIB riders associated with variable annuity products written between April, 2008 and August, 2012. The treaty was amended to include new products issued beginning April 1, 2009. Under the agreement for contracts issued between April 1, 2008 and March 31, 2009, the Company retained the first 15% and reinsured to SYRE on an excess of loss basis the remaining 85% of the risk under its GMIB rider and the related ARDBR rider. For the above contracts, the Company reinsured to SYRE 100% of the risk for all riders listed above up to $5 million per annuitant. Furthermore, SYRE was to pay a single adjusted GMIB claim amount when a GMIB policy annuitized.

Effective July 31, 2010, a treaty addendum was executed which effectively resulted in the extinguishment of the treaty above and the establishment of a new amended treaty. The new treaty resulted in the removal of the adjusted GMIB claim calculation that contains the one-time net settlement payment and in its place, a GMIB claim amount that covers the monthly GMIB benefit during the annuity payout. SYRE now accepts 100% of the risk for all GMIB and ARDBR riders up to $5 million per annuitant. As a result of this treaty addendum, the Company paid a premium in the amount of $29,160 to SYRE. The payment was to compensate SYRE for accepting mortality risk from fully participating in the annuitization and for accepting the portion of the risk previously retained by the Company. Additionally, the Company established a cost of reinsurance asset for $89,801 recorded as other assets on the consolidated balance sheets.

76

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

GMIB and GMDB Riders Written Prior to April 1, 2008

Effective November 30, 2011, the Company entered into a reinsurance agreement with SYRE to reinsure the claims in excess of limits established in a non-affiliated reinsurance treaty (“cap coverage”) related to the GMIB riders associated with variable annuity products written on or after April 1, 2002 through March 31, 2008. Under the agreement, the cap coverage will have a deductible of $100,000. The deductible will increase each year at the risk free rate defined by the 1-year swap curve. The valuation date for the calculation of the fair value for the initial consideration was October 31, 2011. Because of this reinsurance agreement, the Company paid a premium of $32,019 to SYRE. The payment was to compensate SYRE for accepting the portion of the risk previously retained by the Company. Additionally, the Company established a cost of reinsurance asset from this treaty addendum for $32,019 recorded as other assets on the consolidated balance sheets.

Effective December 31, 2011, the Company entered into a reinsurance agreement with SYRE to reinsure the cap coverage related to the GMDB riders associated with variable annuity products written on or after July 1, 2005 but prior to April 1, 2008. Under the agreement, the cap coverage will have a deductible of $35,000. The deductible will increase each year at the risk free rate defined by the 1-year swap curve. The valuation date for the calculation of the fair value for the initial consideration was November 30, 2011. Because of this reinsurance agreement, the Company paid a premium of $19,106 to SYRE. The payment was to compensate SYRE for accepting the portion of the risk previously retained by the Company. Additionally, the Company established a cost of reinsurance asset from this treaty addendum for $19,106 recorded as other assets on the consolidated balance sheets.

GLWB Riders

Effective May 1, 2010, the Company replaced its GMIB rider with a GLWB (see Note 10) rider in connection with its variable annuity products for all new business written from this date. The Company reinsures 100% of all GLWB riders with SYRE.

GMIB, GMDB, and GLWB Riders

During December 2011, amendments were made to the SYRE reinsurance treaties for pre April 1, 2008 GMIB riders; post April 1, 2008 GMIB riders; GLWB riders; and pre April 1, 2008 GMDB riders. The amendments provided SYRE with the option to convert the reinsurance treaties into a funds withheld (“FWH”) arrangement in which the Company would engage in a hedging program under SYRE’s direction and for the benefit of SYRE. The hedging performed by the Company for SYRE’s benefit would be done in segregated FWH accounts. At the end of each quarter, SYRE will reimburse the Company for any hedging losses and expenses for operating the hedging program and SYRE will receive credit for any gains realized under the hedging program. The FWH amendments also state the responsibilities of the Company and SYRE as it relates to the margin requirements on the open derivative positions held in the FWH accounts. SYRE is responsible for reimbursing the Company for any cash held in a margin account related to a derivative program operated for the benefit of SYRE. The derivatives held by the Company for the benefit of SYRE in each segregated FWH account as well as the cash held in a margin account related to

77

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

the derivative program are considered the amounts withheld and are recorded as separate funds withheld liability (or asset if the derivative positions decrease). The change in the value of the FWH related to the derivative positions were recorded within derivative instruments in the statements of income. As of December 31, 2011, the FWH option was elected by SYRE for the post April 1, 2008 GMIB riders and GLWB riders reinsurance treaties. As part of the initial FWH election, open derivative futures were sold from SYRE to the Company using the December 29, 2011 closing value of these positions of $16,095.

GLWB Riders

Effective May 1, 2013, the Company began selling a new 2013 Interest Sensitive GLWB rider (IS GLWB). An amendment was made to the SYRE GLWB reinsurance treaty to add these riders to the coverage. The Company cedes 30% of the benefit for this rider to SYRE.

Amounts in the accompanying financial statements related to ceded business to SYRE were as follows for the years ended December 31:

	2017	2016	2015
Consolidated Statements of Income:
Annuity premiums and charges:
Reinsurance premiums	$166,296	161,362	152,540
Net realized gains:
Derivative instruments:
FWH under reinsurance	276,426	205,752	33,687
Benefits and claims:
Benefits incurred	6,475	14,788	6,701
Consolidated Balance Sheets:
Reinsurance recoverable:
Ceded reserves	$335,188	353,627	287,952
Cost of reinsurance, 2010 activity	53,416	58,548	37,325
Cost of reinsurance, 2011 activity	30,514	33,588	30,006
Cost of reinsurance, 2013 activity	6,423	6,875	7,332
Policy and contract claims	408	340	444
Other liabilities:
FWH under reinsurance:
Margin account and put options	26,271	102,379	141,583
Unrealized gains (losses) derivative instruments	2,503	13,440	7,982
Premiums payable	13,987	13,697	13,116

78

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

(12)	Notes Payable

Notes payable outstanding were as follows as of December 31:

	2017	2016
Surplus notes 6.875% fixed rate due 2042	$247,203	247,171
5.000% fixed rate due 2031	3,939	3,899
5.800% fixed rate due 2027	5,869	5,855
8.500% fixed rate due 2026	49,814	49,704

Total notes payable	$306,825	306,629

Surplus Notes

In June 2012, ONLIC issued a $250,000, 6.875% fixed rate surplus note due June 15, 2042. Interest on this surplus note is payable semi-annually on June 15 and December 15. ONLIC may redeem this surplus note at its option. This surplus note is unsecured and subordinated to all present and future indebtedness and policy claims of ONLIC.

In December 2011, ONLIC issued a $4,500, 5.000% fixed rate surplus note to Security Mutual Life Insurance Company of New York (“SML”), as payment for the purchase of additional shares of NSLAC. This note matures on December 15, 2031. Interest on this surplus note is payable semi-annually on December 15 and June 15. ONLIC may redeem this surplus note at its option. This surplus note is unsecured and subordinated to all present and future indebtedness and policy claims of ONLIC.

In April 2007, ONLIC issued a $6,000, 5.800% fixed rate surplus note to SML, as payment for the purchase of a portion of the shares of NSLAC. This note matures on April 1, 2027. Interest on this surplus note is payable semi-annually on April 1 and October 1. ONLIC may redeem this surplus note at its option. This surplus note is unsecured and subordinated to all present and future indebtedness and policy claims of ONLIC.

In May 1996, ONLIC issued $50,000, 8.500% fixed rate surplus note, due May 15, 2026. Interest on this surplus note is payable semi-annually on May 15 and November 15. ONLIC may redeem this surplus note at its option. This surplus note is unsecured and subordinated to all present and future indebtedness and policy claims of ONLIC.

The surplus notes have been issued in accordance with Section 3941.13 of the Ohio Revised Code. Interest payments, scheduled semi-annually, must be approved for payment by the Ohio Department of Insurance. All issuance costs have been capitalized and are being amortized over the terms of the notes.

79

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

Interest Expense

Total interest expense, including amortization of debt discounts and issuance costs, on all obligations was $22,207, $22,207 and $22,088 during the years ended December 31, 2017, 2016, and 2015, respectively. There was no interest paid to ONFS in 2017, 2016 or 2015. Total interest expense is included in investment expenses as a component of net investment income.

(13)	Bank Line of Credit

In April 2016, ONFS obtained a new $525,000 senior unsecured, syndicated credit facility. The credit facility was established for the purpose of issuing letters of credit and loans for general corporate purposes and matures in April 2021. In March 2017, ONFS increased this credit facility by $50,000 to $575,000. ONFS utilized $400,000 and $365,000 of this facility as of December 31, 2017 and 2016, respectively, to secure a letter of credit for SYRE, with the Company as the beneficiary, in order to recognize reserve credit under statutory accounting principles.

There was no interest or fees paid on these lines of credit in 2017, 2016 and 2015.

(14)	Income Taxes

The provision for income taxes is as follows:

	2017	2016	2015
Current (benefit) expense	$(30,393)	(7,354)	13,170
Deferred (benefit) expense	(270,182)	166,999	25,978

Provision for income taxes	$(300,575)	159,645	39,148

The following table is the reconciliation of the provision for income taxes based on enacted U.S. federal income tax rates to the provision for income taxes reported in the consolidated financial statements for the years ended December 31:

80

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

	2017	2016	2015
Pre-tax income times U.S. enacted tax rate	$(19,199)	223,824	59,077
Tax-preferred investment income	(43,093)	(62,022)	(23,332)
Transfer pricing	(5,948)	(6,700)	(3,924)
U.S. Tax reform rate change - Non-equity	(203,489)	—	—
U.S. Tax reform rate change - Equity	(34,165)	—	—
Distribution in excess of subsidiary earnings	—	—	4,778
Tax contingencies	(51)	2,298	—
Other, net	5,370	2,245	2,549

Provision for income taxes	$(300,575)	159,645	39,148

Effective tax rate	548.0%	25.0%	23.2%

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions.

As discussed in Note 4, the United States enacted new tax legislation effective January 1, 2018. The effects of the tax rate change on deferred taxes are reflected in the tax rate reconciliation above. The primary impact on our 2017 financial results was associated with the effect of reducing the U.S. income tax rate from 35% to 21% on our deferred tax balances as of December 31, 2017. Other material provisions of the U.S. tax reform impacting the Company and not effective until January 1, 2018, include, but are not limited to: 1) provisions reducing the dividends received deduction; 2) increasing the tax deferred acquisition cost rates (Tax DAC); 3) modified the tax reserve calculation; and 4) eliminating the corporate alternative minimum tax (AMT).

The largest component of tax-preferred investment income in the rate reconciliation above is the Dividends Received Deduction (“SA DRD”) on separate account assets held in connection with variable annuity and life contracts. For 2017, 2016 and 2015 tax returns, the Company recognized an income tax benefit of $34,624, $28,136 and $30,435, respectively.

The tax effects of temporary differences between the financial statement carrying amounts and the tax basis of assets and liabilities that give rise to significant components of the net deferred tax liability relate to the following as of December 31, utilizing a 21% rate in 2017 and a 35% rate in 2016:

81

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

	2017	2016
Deferred tax assets:
Pension and benefit obligations	$15,480	24,020
Future policy benefits	741,831	1,225,617
Tax credits	38,585	46,946
Other	925	2,964

Total gross deferred tax assets	796,821	1,299,547
Valuation allowance on deferred tax assets	—	—

Net deferred tax assets	796,821	1,299,547

Deferred tax liabilities:
Investments	73,222	89,102
Deferred policy acquisition costs	242,255	394,393
Reinsurance recoverable	797,779	1,376,487
Other	1,461	5,751

Total gross deferred tax liabilities	1,114,717	1,865,733

Net deferred tax liability	$317,896	566,186

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion or all of the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during periods in which those temporary differences become deductible. The Company considers the scheduled reversal of deferred tax liabilities, projected future income, and prudent and feasible tax planning strategies in making this assessment. Based upon the level of historical taxable income, projections for future income over the periods in which the deferred tax assets are deductible and available tax planning strategies, the Company believes it is more likely than not that it will realize the benefits of these deductible differences.

As of December 31, 2017 and 2016, the Company had no net capital loss carryforwards or valuation allowances recorded. As of December 31, 2017, the Company has $2,247 of uncertain tax positions related to the SA DRD company share percentage(s) for tax return years 2012-2017. As of December 31, 2017, the Company has tax credit carryforwards of $38,585 expiring in years 2019 through 2036. As of December 31, 2016, the Company has tax credit carryforwards of $33,202 expiring in years 2019 through 2036. As of December 31, 2017, the Company has alternative minimum tax credits of $15,334 that now reside in the current tax receivable as a result of tax reform.

82

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

(15)	Pensions and Other Post-Retirement Benefits

a) Home Office Pension Plan

The Company sponsors a funded qualified pension plan covering all home office employees hired prior to January 1, 1998. This plan includes participants who are employees of the Company and devote substantially all of their time to service for the Company. Retirement benefits are based on years of service and the highest average earnings in five of the last ten years.

The measurement dates were December 31, 2017 and 2016.

b) Home Office Post-Retirement Benefit Plans

The Company currently offers eligible retirees the opportunity to participate in a post-retirement health and group life plan. This plan was amended effective July 1, 2013, to provide participants younger than age 65, a fixed portion of the health insurance contract premium and for participants age 65 and older, a fixed dollar amount which the participant must use to independently purchase their own insurance. Previously, this plan provided all participants a fixed portion of the health insurance contract premium. The portion the Company pays is periodically increased and is a function of participant service. Only home office employees hired prior to January 1, 1998 may become eligible for these benefits provided that the employee meets the retirement age and years of service requirements.

This plan includes participants who are employees of the Company and devote substantially all of their time to service for the Company.

The post-retirement health plan does not provide benefits which are actuarially equivalent to Medicare Part D benefits. Therefore, the Company does not receive the associated federal Medicare subsidy.

The measurement dates were December 31, 2017 and 2016.

c) General Agents’ Pension Plan

The Company sponsors an unfunded, nonqualified defined benefit pension plan covering its general agents hired prior to January 1, 2005. This plan provides benefits based on years of service and average compensation during the final five and ten years of service.

The measurement dates were December 31, 2017 and 2016.

d) Agents’ Post-Retirement Benefits Plans

The Company sponsors a post-retirement health and group life plan. Only agents with contracts effective prior to January 1, 1998 who meet the retirement age and service requirements are eligible for these benefits. The health and group life plans are contributory, with retirees contributing approximately 50% of premium for coverage. As with all plan participants, the Company reserves the right to change the retiree premium contribution at renewal.

83

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

The post-retirement health plan does not provide benefits which are actuarially equivalent to Medicare Part D benefits. Therefore, the Company does not receive the associated federal Medicare subsidy.

The measurement dates were December 31, 2017 and 2016.

e) Obligations and Funded Status

Information regarding the funded status of the pension plans as a whole and other benefit plans as a whole as of December 31 is as follows:

	Pension benefits		Other benefits
	2017	2016	2017	2016
Change in projected benefit obligation:
Projected benefit obligation at beginning of year	$89,781	76,597	7,918	6,279
Service cost	2,430	2,106	58	75
Interest cost	4,144	4,014	299	379
Actuarial loss (gain)	9,214	9,525	(1,146)	1,396
Benefits paid*	(6,401)	(2,461)	(365)	(211)

Projected benefit obligation at end of year	$99,168	89,781	6,764	7,918

Accumulated benefit obligation	$79,743	73,507

Change in plan assets:
Fair value of plan assets at beginning of year	$60,476	54,273	—	—
Plan sponsor contribution	3,922	4,485	—	—
Actual return on plan assets	8,823	4,031	—	—
Benefits and expenses paid	(6,277)	(2,313)	—	—

Fair value of plan assets at end of year	$66,944	60,476	—	—

Funded status**	$(32,224)	(29,305)	(6,764)	(7,918)

*	Benefits paid include amounts paid from both funded and unfunded benefit plans.
**	Funded status is recorded in other liabilities in the consolidated balance sheets.

84

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

The following tables show the funded status of the pension plans as of December 31:

	Funded Qualified Pension Plan	Unfunded Pension Plan	Total
2017
Projected benefit obligation	$81,710	17,458	99,168
Fair value of plan assets	66,944	—	66,944

Funded status	(14,766)	(17,458)	(32,224)

2016
Projected benefit obligation	$76,236	13,545	89,781
Fair value of plan assets	60,476	—	60,476

Funded status	$(15,760)	(13,545)	(29,305)

	Pension benefits		Other benefits
	2017	2016	2017	2016
Amounts recognized in the balance sheet consist of:
Other liabilities	$(32,224)	(29,305)	(6,764)	(7,918)

Amounts recognized in other comprehensive income (loss) arising during the period consist of the following:

	Pension benefits			Other benefits
	2017	2016	2015	2017	2016	2015
Net actuarial loss	$4,766	9,203	220	(1,146)	1,396	1,197

	Pension benefits		Other benefits
	2017	2016	2017	2016
Amounts recognized in accumulated other comprehensive income:
Net actuarial loss	$36,289	34,789	742	1,927
Prior service credit	—	—	(255)	(383)

Total	$36,289	34,789	487	1,544

85

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

The estimated net loss and prior service cost for the defined benefit pension plans that will be amortized from accumulated other comprehensive income into net periodic benefit cost during 2018 are $3,330 and $0, respectively. The estimated net loss and prior service cost for the other post-retirement benefit plans that will be amortized from accumulated other comprehensive income into net periodic benefit cost during 2018 are $45 and $(128), respectively. There are no plan assets that are expected to be returned to the Company during the next twelve months.

	Pension benefits
	2017	2016	2015
Components of net periodic benefit cost:
Service cost	$2,430	2,106	2,408
Interest cost	4,144	4,014	3,779
Expected return on plan assets	(4,375)	(3,709)	(3,809)
Amortization of net loss/(gain)	3,265	2,474	2,350

Net periodic benefit cost	$5,464	4,885	4,728

	Other benefits
	2017	2016	2015
Components of net periodic benefit cost:
Service cost	$59	75	44
Interest cost	299	379	220
Amortization of prior service cost	(128)	(128)	(128)
Amortization of net loss/(gain)	39	345	(51)

Net periodic benefit cost	$269	671	85

Information for defined benefit pension plans with an accumulated benefit obligation in excess of fair value of plan assets as of December 31:

	Pension benefits
	2017	2016
Projected benefit obligation	$17,458	89,781
Accumulated benefit obligation	13,812	73,507
Fair value of plan assets	—	60,476

86

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

f)	Assumptions

	Pension benefits		Other benefits
	2017	2016	2017	2016
Weighted average assumptions used to determine net periodic benefit cost at January 1:
Discount rate	4.70%	5.30%	4.53%	5.05%
Expected long-term return on plan assets	7.50%	7.00%	—	—
Rate of compensation increase	4.17%	4.08%	4.25%	4.25%
Healthcare cost trend rate assumed for next year	—	—	1.60%	2.56%
Rate to which the health cost trend rate is assumed to decline (the ultimate trend rate)	—	—	0.80%	1.28%
Year that the rate reaches the ultimate trend rate	—	—	2020	2019
Weighted average assumptions used to determine benefit obligations at December 31:
Discount rate	4.15%	4.70%	4.04%	4.53%
Rate of compensation increase	4.16%	4.07%	4.25%	4.25%

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one percentage point change in assumed health care cost trend rates would have the following effects:

	1 Percentage	1 Percentage
	point increase	point decrease
Effect on total of 2017 service cost and interest cost	$29	(25)
Effect on 2017 other post-retirement benefit obligation	548	(468)

88

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

g)	Plan Assets

The following table presents the hierarchy of the Company’s pension plan assets at fair value as of December 31:

2017	Level 1	Level 2	Level 3	Total
Bond funds	$18,496	—	—	18,496
Equity funds	48,448	—	—	48,448

Total assets	$66,944	—	—	66,944

2016
Bond funds	$18,487	—	—	18,487
Equity funds	41,989	—	—	41,989

Total assets	$60,476	—	—	60,476

The Company categorizes pension benefit plan assets consistent with the Fair Value Hierarchy described in Note 6.

The Company’s other post-retirement benefit plans were unfunded at December 31, 2017 and 2016.

The assets of the Company’s defined benefit pension plan (“the Plan”) are invested in group variable annuity contracts with ONLIC offering specific investment choices from various asset classes providing diverse and professionally managed options. As of December 31, 2017 and 2016, $41,198 and $40,422, respectively, of the Plan assets are funds that are affiliated with the Company. The assets are invested in a mix of equity securities, debt securities and real estate securities in allocations as determined from time to time by the Pension Plan Committee. The target allocations are designed to balance the Plan’s short-term liquidity needs and its long-term liabilities. The target allocations are currently 65% equity securities and 35% debt securities.

For diversification and risk control purposes, where applicable, each asset class is further divided into sub classes such as large cap, mid cap and small cap and growth, core and value for equity securities and U.S. domestic, global and high yield for debt securities. To the extent possible, each sub asset class utilizes multiple fund choices and no single fund contains more than 25% of Plan assets (exclusive of any short term increases in assets due to any Plan funding). The Plan performance is measured by a weighted benchmark consisting of equity and debt benchmarks in weights determined by the Plan committee.

The overall expected long term rate of return on assets is determined by a weighted average return of fixed income and equity indexes. Fixed income securities (including cash) make up 40% of the weighted average return and equity securities make up 60% of the weighted average return.

88

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

The following table shows the weighted average asset allocation by class of the Company’s qualified pension plan assets as of December 31:

	2017	2016
Equity securities	72%	69%
Debt securities	28	31

Total	100%	100%

h)	Cash Flows

(i)	Contributions

The minimum funding requirement under The Employee Retirement Income Security Act of 1974 for 2017 and 2016 was $0. The Plan Sponsor contributed $3,922 and $4,485 to the qualified pension plan for the years ended December 31, 2017 and 2016, respectively. No contribution to the qualified pension plan is expected for the 2018 plan year.

(ii)	Estimated Future Benefit Payments

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

	Pension	Other
	benefits	benefits
2018	$7,737	358
2019	8,066	391
2020	9,181	404
2021	8,626	435
2022	9,657	464
2023 – 2027	47,536	2,451

i)	Other Plan Expenses

The Company also maintains a qualified contributory defined contribution profit-sharing plan covering substantially all employees. Company contributions to the profit-sharing plan are based on the net earnings of the Company and are payable at the sole discretion of management. The expense for contributions to the profit-sharing plan for 2017, 2016 and 2015 was $6,875, $7,474 and $6,766, respectively.

Employees hired on or after January 1, 1998 are covered by a defined contribution pension plan. The expense reported for this plan was $2,900, $3,329 and $2,722 in 2017, 2016 and 2015, respectively.

89

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

j)	ONFS Employees

The Company’s qualified pension and post-retirement benefit plans include participants who are employees of ONFS. Participating ONFS employees are vice presidents and other executive officers of ONFS and devote substantially all of their time to service for the Company. Most of ONFS’s employees were employees of the Company prior to January 1, 2001 and were participants in the benefit plan at that time.

(16)	Closed Block

Effective August 1, 1998, the Company was reorganized with approval of the Board of Directors, the Company’s policyholders, and the Ohio Department of Insurance under provisions of the Ohio Revised Code to become a stock company 100% owned by ONFS. This reorganization contained an arrangement, known as a closed block (the “Closed Block”), to provide for dividends on policies that were in force on the effective date and were within classes of individual policies for which the Company had a dividend scale in effect at the time of the reorganization. The Closed Block was designed to give reasonable assurance to owners of affected policies that assets will be available to support such policies, including maintaining dividend scales in effect at the time of the reorganization, if the experience underlying such dividend scales continues. The assets, including revenue therefrom, allocated to the Closed Block will accrue solely to the benefit of the owners of policies included in the Closed Block until the Closed Block is no longer in effect. The Company is not required to support the payment of dividends on the Closed Block policies from its general funds.

The financial information of the Closed Block is consolidated with all other operating activities, and is prepared in conformity with FASB ASC 944-805, Financial Services-Insurance-Business Combinations. This presentation reflects the contractual provisions and not the actual results of operations and financial position. Many expenses related to the Closed Block operations are charged to operations outside the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

90

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

Summarized financial information of the Closed Block as of December 31, 2017 and 2016, and for each of the years in the three-year period ended December 31, 2017 follows:

	2017	2016
Closed Block liabilities:
Future policy benefits and claims	$599,014	612,794
Policyholders’ dividend accumulations	35,565	37,697
Other policyholder funds	24,391	18,104
Deferred federal income taxes	5,478	7,348
Other liabilities	1,485	1,621

Total Closed Block liabilities	$665,933	677,564

Closed Block assets:
Fixed maturity securities available-for-sale, at fair value (amortized cost of $378,831 and $359,592 as of December 31, 2017 and 2016, respectively)	$404,917	380,588
Fixed maturity securities held-to-maturity, at amortized cost	38,299	41,271
Mortgage loans on real estate, net	47,805	73,727
Policy loans	86,076	89,949
Short-term investments	12,696	12,653
Accrued investment income	4,160	4,172
Deferred policy acquisition costs	35,850	38,858
Reinsurance recoverable	1,004	985
Other assets	1,138	968

Total Closed Block assets	$631,945	643,171

Excess of reported Closed Block liabilities over Closed Block assets	$33,988	34,393

Tax reform adjustment	3,652	—
Amounts included in accumulated other comprehensive income:
Unrealized investment gains, net of tax	28,218	22,808
Allocated to policyholder dividend obligation, net of tax	(2,132)	(1,813)

Maximum future earnings to be recognized from
Closed Block assets and liabilities	$63,726	55,388

91

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

	2017	2016	2015
Change in policyholder dividend obligation:
Balance at beginning of year	$37,697	39,510	40,998
Net unrealized investment activity	(2,132)	(1,813)	(1,488)

Balance at end of year	$35,565	37,697	39,510

Closed Block revenues and expenses:
Traditional life insurance premiums	$20,101	22,530	24,568
Net investment income	30,318	32,489	33,012
Net realized gains (losses) on investments	(275)	125	(478)
Benefits and claims	(33,082)	(34,262)	(36,438)
Provision for policyholders’ dividends on participating policies	(8,211)	(9,782)	(11,065)
Amortization of deferred policy acquisition costs	(3,028)	(3,075)	(2,927)
Other operating costs and expenses	(1,927)	(2,111)	(1,663)

Income before federal income taxes	3,896	5,914	5,009

Income tax expense	506	2,308	910

Closed Block net income	$3,390	3,606	4,099

(17) Regulatory RBC and Dividend Restrictions

The Company is required to comply with statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for ONLIC, ONLAC, NSLAC, MONT, KENW and CMGO, filed with their respective insurance departments, are prepared on a basis of accounting practices prescribed or permitted by such regulatory authority in their respective states of domicile. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (“NAIC”), as well as state laws, regulations, and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not prescribed.

The Company and its Ohio domiciled life insurance subsidiary, ONLAC, do not have any permitted statutory accounting practices as of December 31, 2017 or 2016. CMGO, an Ohio domiciled special purpose financial captive life insurance subsidiary, does not have any permitted statutory accounting practices as of December 31, 2017 or 2016. NSLAC, a New York domiciled life insurance company, does not have any permitted statutory accounting practices as of December 31, 2017 or 2016.

92

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

The Company’s Vermont domiciled life insurance subsidiary, MONT, received approval from the Vermont Insurance Department regarding the use of a permitted practice in the statutory financial statements as of December 31, 2014. The approval continues indefinitely. The Company was given approval by the Vermont Commissioner of Insurance to recognize as an admitted asset the value of a stop loss agreement. This stop loss agreement is from a third party unauthorized reinsurer and is used to fund the reinsurer’s obligation to the Company. There is no difference in net loss between NAIC statutory accounting practices and practices permitted by the Vermont Department.

The Company’s Vermont domiciled life insurance subsidiary, KENW, received approval from the Vermont Insurance Department regarding the use of a permitted practice in the statutory financial statements as of December 31, 2013. The approval continues indefinitely. The Company was given approval by the Vermont Commissioner of Insurance to recognize as an admitted asset the value of a letter of credit and a stop loss agreement. This stop loss agreement is from a third party unauthorized reinsurer and is used to fund the reinsurer’s obligation to the Company. There is no difference in net loss between NAIC statutory accounting practices and practices permitted by the Vermont Department.

Statutory Surplus and Income

State insurance regulators and the NAIC have adopted RBC requirements for life insurance companies to evaluate the adequacy of statutory capital and surplus in relation to investment and insurance risks. The requirements provide a means of measuring the minimum amount of statutory surplus appropriate for an insurance company to support its overall business operations based on its size and risk profile. As of December 31, 2017, ONLIC, ONLAC, NSLAC, MONT, KENW and CMGO exceeded the minimum RBC requirements.

A company’s risk-based statutory surplus is calculated by applying factors and performing calculations relating to various asset, premium, claim, expense and reserve items. Regulators can then measure the adequacy of a company’s statutory surplus by comparing it to the RBC. Under specific RBC requirements, regulatory compliance is determined by the ratio of a company’s total adjusted capital, as defined by the insurance regulators, to its company action level of RBC (known as the RBC ratio), also as defined by insurance regulators. As of December 31, 2017, the Company’s total adjusted capital and company action level RBC was $1,182,069 and $215,388, respectively, providing an RBC ratio of 549%. Additionally, as of December 31, 2017, the Company’s authorized control level RBC was $107,694.

The combined statutory basis net income of ONLIC, ONLAC, NSLAC, MONT, KENW and CMGO, after intercompany eliminations, was $48,308, $(15,535) and $12,085 for the years ended December 31, 2017, 2016 and 2015, respectively.

The combined statutory basis capital and surplus of ONLIC, ONLAC, NSLAC, MONT, KENW and CMGO, after intercompany eliminations, was $1,101,550 and $1,082,091 as of December 31, 2017 and 2016, respectively.

93

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

The primary reasons for the difference between statutory and GAAP accounting for reporting purposes include the following provisions for GAAP:

•

the costs related to successful efforts to acquire business, principally commissions and certain policy issue expenses, are amortized over the period benefited rather than charged to operations in the year incurred;

•

future policy benefit reserves are based on anticipated Company experience for lapses, mortality and investment yield, rather than statutory mortality and interest requirements, without consideration of withdrawals;

•	investments in fixed maturity available-for-sale securities are carried at fair value rather than amortized cost;

•

certain assets designated as non-admitted under statutory accounting are excluded from the balance sheet; under GAAP, these assets would be included in the consolidated balance sheets, net of any valuation allowance;

•	the asset valuation reserve and interest maintenance reserve are not recorded;

•	separate account seed money is classified as a trading security recorded at estimated fair value as opposed to a component of separate account assets;

•	the fixed maturity securities that are related to NSLAC’s funds withheld reinsurance arrangement are classified as trading securities recorded at estimated fair value as opposed to amortized cost;

•	changes in deferred taxes are recognized in operations;

•	there is a presentation of other comprehensive (loss) income and comprehensive (loss) income;

•

consolidation for GAAP is based on whether the Company has voting control, or for certain VIEs, has the power to direct the activities most significant to the VIE while for statutory, consolidation is not applicable; and

•	surplus notes are presented as part of notes payable within liabilities and are not presented as a component of capital and surplus.

Additionally, state regulators and rating agencies do not always use the same methodologies for calculating RBC ratios. There is a risk that a rating agency will not give us credit for certain regulatory RBC rules or permitted practices, which could result in a reduced rating even though the Company’s RBC ratio and those of our insurance subsidiaries remain high based upon state regulatory rules and practices.

94

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

Dividend Restrictions

The payment of dividends by ONLIC to ONFS is limited by Ohio insurance laws. The maximum dividend that may be paid to ONFS without prior approval of the Director of Insurance is limited to the greater of ONLIC’s statutory net income of the preceding calendar year or 10% of statutory surplus as of the preceding December 31. Any dividend that exceeds the earned surplus of ONLIC, even if it is within the above parameters, would be deemed extraordinary under Ohio law. Therefore, dividends of approximately $110,000 may be paid by ONLIC to ONFS in 2018 without prior approval. Dividends of $70,000, $75,000 and $90,000 were declared and paid by ONLIC to ONFS in 2017, 2016 and 2015, respectively.

The payment of dividends by ONLAC to ONLIC is limited by Ohio insurance laws. The maximum dividend that may be paid without prior approval of the Director of Insurance is limited to the greater of ONLAC’s statutory net income of the preceding calendar year or 10% of statutory surplus as of the preceding December 31. Any dividend that exceeds the earned surplus of ONLAC, even if it is within the above parameters, would be deemed extraordinary under Ohio law. Therefore, dividends of approximately $28,000 may be paid by ONLAC to ONLIC in 2018 without prior approval. ONLAC declared and paid dividends to ONLIC of $27,000, $28,000 and $29,000 in 2017, 2016 and 2015, respectively.

The payment of dividends by CMGO to ONLIC is limited by Ohio insurance laws. CMGO may pay to their stockholder, ONLIC, a dividend from unassigned surplus at the end of any calendar quarter where CMGO’s unassigned surplus is equal to the amount required for CMGO to have company action level RBC of 200%, after adjusting its capital level and its RBC level for such dividend. No dividends were declared or paid by CMGO in 2017, 2016 or 2015.

The payment of dividends by NSLAC to ONLIC is limited by New York insurance laws. The maximum ordinary dividend that may be paid without prior approval of the Superintendent of Financial Services is limited to the lesser of 10% of NSLAC’s statutory surplus (defined by New York Insurance Law, Section 4207a as page 3, line 37 of the Annual Statement) as of the immediate preceding calendar year or NSLAC’s net gain from operations for the immediately preceding calendar year, not including realized capital gains. Therefore, dividends of approximately $1,857 may be paid by NSLAC to ONLIC in 2018 without prior approval. NSLAC declared and paid dividends to ONLIC of $1,300 in 2016. No dividends were declared or paid by NSLAC in 2017 or 2015.

MONT and KENW are subject to limitations, imposed by the State of Vermont, on the payment of dividends to their stockholder, ONLIC. Generally, dividends during any year may not be paid, without prior regulatory approval. No dividends were declared or paid by MONT to ONLIC in 2017 or 2016. Dividends of $10,000 were paid by MONT to ONLIC in 2015. No dividends were declared or paid by KENW to ONLIC in 2017, 2016 or 2015.

95

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

(18)	Additional Financial Instruments Disclosure

Financial Instruments with Off Balance Sheet Risk

The Company is a party to financial instruments with off balance sheet risk in the normal course of business through management of its investment portfolio. The Company had outstanding commitments to fund mortgage loans, bonds, common stocks and venture capital partnerships of $96,733 and $44,225 as of December 31, 2017 and 2016, respectively. These commitments involve, in varying degrees, elements of credit and market risk in excess of amounts recognized in the consolidated financial statements. The credit risk of all financial instruments, whether on or off balance sheet, is controlled through credit approvals, limits, and monitoring procedures.

96

Schedule I

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Summary of Investments – Other Than Investments in Related Parties

December 31, 2017

(Dollars in thousands)

Column A	Column B	Column C	Column D
Type of investment	Cost	Market value	Amount at which shown in the balance sheet
Fixed maturity available-for-sale securities:
Bonds:
U.S. Treasury securities and obligations of U.S. government	$59,484	65,409	65,409
Obligations of states and political subdivisions	989,467	1,028,841	1,028,841
Debt securities issued by foreign governments	17,838	17,870	17,870
Corporate securities	4,824,513	5,113,341	5,113,341
Asset-backed securities	1,164,853	1,175,542	1,175,542
Mortgage-backed securities	1,149,079	1,164,202	1,164,202

Total fixed maturity available-for-sale securities	8,205,234	8,565,205	8,565,205

Equity securities available-for-sale:
Common stocks:
Industrial, miscellaneous, and all other	3,227	4,146	4,146
Nonredeemable preferred stocks	28,398	29,493	29,493

Total equity securities available-for-sale	31,625	33,639	33,639

Fixed maturity held-to-maturity securities:
Bonds:
U.S. Treasury securities and obligations of U.S. government	6,778	7,375	6,778
Obligations of states and political subdivisions	1,395	1,665	1,395
Debt securities issued by foreign governments	1,000	1,045	1,000
Corporate securities	1,302,593	1,342,126	1,302,593
Asset-backed securities	14,922	15,785	14,922

Total fixed maturity held-to-maturity securities	1,326,688	1,367,996	1,326,688

Trading securities:
Bonds:
Corporate securities	1,149	1,201	1,201
Asset-backed securities	79	81	81
Mortgage-backed securities	3	3	3

Total fixed maturity trading securities	1,231	1,285	1,285

Equity
Seed money	5	5	5

Total trading securities	1,236	1,290	1,290

Mortgage loans on real estate, net	1,211,727		1,208,696	[1]
Real estate, net:
Investment properties	27,393		24,851

Total real estate, net	27,393		24,851	[2]

Policy loans	658,211		658,211
Other long-term investments	133,006		112,144	[3]
Short-term investments securities lending collateral	9,681		9,681
Short-term investments	58,069		58,069

Total investments	$11,662,870		11,998,474

1	Difference from Column B is attributable to valuation allowances due to impairments on mortgage loans on real estate.
2	Difference from Column B is due to adjustments for accumulated depreciation.
3	Difference from Column B is due to operations gains and/or losses of investments in limited partnerships and to unrealized gains and/or losses of investments in hedging operations.

  See accompanying report of independent registered public accounting firm.

Schedule III

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Supplementary Insurance Information

Years ended December 31, 2017, 2016 and 2015

(Dollars in thousands)

Column A	Column B	Column C	Column D	Column E	Column F
Year segment	Deferred policy acquisition costs	Future policy benefits, losses, claims, and loss expenses	Unearned premiums[1]	Other policy claims and benefits payable[1]	Premium revenue
2017:
Individual life insurance	$836,505	7,665,564			708,481
Pension and annuities	721,943	4,728,213			14,961
Other insurance	17,955	346,043			17,994
Corporate	—	—			—

Total	$1,576,403	12,739,820			741,436

2016:
Individual life insurance	$787,668	6,879,417			565,954
Pension and annuities	735,890	2,411,889			7,027
Other insurance	15,821	2,649,591			16,953
Corporate	—	—			—

Total	$1,539,379	11,940,897			589,934

2015:
Individual life insurance	$752,830	6,188,647			479,730
Pension and annuities	747,703	2,802,060			9,665
Other insurance	14,846	1,981,821			16,336
Corporate	—	—			—

Total	$1,515,379	10,972,528			505,731

Column A	Column G	Column H	Column I	Column J	Column K
Year segment	Net investment income[2]	Benefits, claims, losses and settlement expenses[3]	Amortization of deferred policy acquisition costs	Other operating expenses[2]	Premiums written[4]
2017:
Individual life insurance	$333,254	949,297	84,638	112,212
Pension and annuities	150,682	116,798	188,846	243,206
Other insurance	7,536	14,801	2,048	10,681
Corporate	(11,097)	180,599	(115,912)	47,374

Total	$480,375	1,261,495	159,620	413,473

2016:
Individual life insurance	$317,337	792,658	98,176	107,220
Pension and annuities	151,378	(29,928)	75,305	244,279
Other insurance	8,001	17,619	1,716	10,293
Corporate	(12,658)	(404,175)	14,628	11,609

Total	$464,058	376,174	189,825	373,401

2015:
Individual life insurance	$302,355	714,475	85,065	111,578
Pension and annuities	155,383	45,076	134,059	228,447
Other insurance	8,523	17,782	1,401	8,407
Corporate	(4,043)	43,514	(68,778)	26,972

Total	$462,218	820,847	151,747	375,404

1	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
2	Allocations of net investment and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.
3	Policyholders’ dividends on participating policies are included in Column H amounts.
4	Not applicable for life insurance companies.

  See accompanying report of independent registered public accounting firm.

Schedule IV

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Reinsurance

Years ended December 31, 2017, 2016 and 2015

(Dollars in thousands)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2017:
Life insurance in force	$186,585,657	78,492,641	48,570	108,141,586	0.0%
Premiums:
Life insurance	875,462	167,922	941	708,481	0.1%
Pension and annuities	14,961	—	—	14,961	—%
Accident and health insurance	36,909	19,336	421	17,994	2.3%

Total	$927,332	187,258	1,362	741,436	0.2%

2016:
Life insurance in force	$178,877,858	77,892,062	57,749	101,043,545	0.1%
Premiums:
Life insurance	768,452	203,583	1,085	565,954	0.2%
Pension and annuities	7,027	—	—	7,027	—%
Accident and health insurance	34,405	17,959	507	16,953	3.0%

Total	$809,884	221,542	1,592	589,934	0.3%

2015:
Life insurance in force	$171,770,015	77,182,791	63,562	94,650,786	0.1%
Premiums:
Life insurance	669,647	191,226	1,309	479,730	0.3%
Pension and annuities	9,665	—	—	9,665	—%
Accident and health insurance	33,846	18,074	564	16,336	3.5%

Total	$713,158	209,300	1,873	505,731	0.4%

See accompanying report of independent registered public accounting firm.

Schedule V

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Valuation and Qualifying Accounts

Years ended December 31, 2017, 2016 and 2015

(Dollars in thousands)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged (credited) to costs and expenses	Charged to other accounts	Deductions	Balance at end of period
2017:
Valuation allowances – mortgage loans on real estate	$2,941	90	—	—	3,031
2016:
Valuation allowances – mortgage loans on real estate	$3,289	(348)	—	—	2,941
2015:
Valuation allowances – mortgage loans on real estate	$3,816	(527)	—	—	3,289

See accompanying report of independent registered public accounting firm.

Ohio National Variable Account A

Form N-4

Part C

Other Information

Item 24. Financial Statements and Exhibits

(a) The following financial statements of the Registrant are included in Part B of this Registration Statement.

Report of Independent Registered Public Accounting Firm of KPMG LLP dated April 4, 2018.

Statements of Assets and Contract Owners’ Equity, December 31, 2017.

Statements of Operations for the Period Ended December 31, 2017.

Statements of Changes in Contract Owners’ Equity for the Periods Ended December 31, 2017 and 2016.

Notes to the Financial Statements, including Financial Highlights for the Periods Ended December 31, 2017, 2016, 2015, 2014 and 2013.

The following consolidated financial statements of the Depositor and its subsidiaries are also included in Part B of this Registration Statement.

Report of Independent Registered Public Accounting Firm of KPMG LLP dated March 26, 2018.

Consolidated Balance Sheets, December 31, 2017 and 2016.

Consolidated Statements of Income for the Years Ended December 31, 2017, 2016 and 2015.

Consolidated Statements of Comprehensive Income (Loss) for the Years Ended December 31, 2017, 2016 and 2015.

Consolidated Statements of Changes in Equity for the Years Ended December 31, 2017, 2016 and 2015.

Consolidated Statements of Cash Flows for the Years Ended December 31, 2017, 2016 and 2015.

Notes to Consolidated Financial Statements, December 31, 2017, 2016 and 2015.

Financial Statement Schedules, December 31, 2017, 2016 and 2015.

(b) Exhibits:

(1) Resolution of Board of Directors of the Depositor authorizing establishment of the Registrant was filed as Exhibit A(1) of the Registrant’s registration statement on Form S-6 on August 3, 1982 (File no. 2-78652) and is incorporated by reference herein.

(2) N/A

(3)(a) Principal Underwriting Agreement for Variable Annuities between the Depositor and Ohio National Equities, Inc. was filed as Exhibit (3)(a) of the Registrant’s Form N-4 on December 30, 1997 (File no. 333-43515) and is incorporated by reference herein.

(3)(b) Registered Representative’s Sales Contract with Variable Annuity Supplement was filed as Exhibit (3)(b) of the Registrant’s Form N-4, Post-Effective Amendment No. 9 on February 27, 1991 (File no. 2-91213) and is incorporated by reference herein.

(3)(c) Variable Annuity Sales Commission Schedule was filed as Exhibit A(3)(c) of the Registrant’s registration statement on Form S-6 on May 18, 1984 (File no. 2-91213) and is incorporated by reference herein.

(3)(d) Selling Agreement and commission schedule between Ohio National Equities, Inc. and other broker-dealers for the distribution of “ONcore” Variable Annuities was filed as Exhibit (3)(d) of the Registrant’s Form N-4, Pre-Effective Amendment No. 2 on April 16, 1998 and is incorporated by reference herein.

(4)(a) Variable Deferred Annuity Contract, Form 06-VA-5, was filed as Exhibit 99(4)(a) of the Registrant’s Pre-Effective Amendment No. 1 to the registration statement on Form N-4 filed on May 18, 2010 (File No. 333-164073) and is incorporated by reference herein.

(4)(b) Guaranteed Minimum Death Benefit, Form 09-GMD-1, was filed as Exhibit 99(4)(g) of the Registrant’s registration statement on Form N-4, Pre-Effective Amendment No. 1 on April 10, 2009 (File No. 333-156432) and is incorporated by reference herein.

(4)(c) Annual Step-Up Death Benefit Rider, Form 05-AMD-1, was filed as Exhibit 99(4)(i) of the Registrant’s registration statement on Form N-4, Pre-Effective Amendment No. 1 on April 10, 2009 (File No. 333-156432) and is incorporated by reference herein.

(4)(d) Guaranteed Principal Protection, Form 03-GPP-1, was filed as Exhibit 99(4)(j) of the Registrant’s registration statement on Form N-4, Pre-Effective Amendment No. 1 on April 10, 2009 (File No. 333-156432) and is incorporated by reference herein.

(4)(e) Form of Guaranteed Lifetime Withdrawal Benefit Rider, Form 10-GLW-1, was filed as Exhibit 99(4)(g) of the Registrant’s Form N-4, Post-Effective Amendment No. 37 on April 30, 2010 (333-43515) and is incorporated by reference herein.

(4)(f) Form of Guaranteed Lifetime Withdrawal Benefit (Joint Life) Rider, Form 10-GLW-2, was filed as Exhibit 99(4)(h) of the Registrant’s Form N-4, Post-Effective Amendment No. 37 on April 30, 2010 (333-43515) and is incorporated by reference herein.

(4)(g) Form of Guaranteed Lifetime Withdrawal Benefit (Single Life) Rider, Form 11-GLW-1, was filed as Exhibit 99(4)(i) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 8 on October 22, 2010 (File No. 333-156430) and is incorporated by reference herein.

(4)(h) Form of Guaranteed Lifetime Withdrawal Benefit (Joint Life) Rider, Form 11-GLW-2, was filed as Exhibit 99(4)(j) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 8 on October 22, 2010 (File No. 333-156430) and is incorporated by reference herein.

(4)(i) Form of Premium Protection Death Benefit (Single Life) Rider, Form 11-GPD-1, was filed as Exhibit 99(4)(k) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 8 on October 22, 2010 (File No. 333-156430) and is incorporated by reference herein.

(4)(j) Form of Premium Protection Death Benefit (Joint Life) Rider, Form 11-GPD-2, was filed as Exhibit 99(4)(l) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 8 on October 22, 2010 (File No. 333-156430) and is incorporated by reference herein.

(4)(k) Form of Premium Protection Plus Death Benefit (Single Life) Rider, Form 11-GED-1, was filed as Exhibit 99(4)(m) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 8 on October 22, 2010 (File No. 333-156430) and is incorporated by reference herein.

(4)(l) Form of Premium Protection Death Benefit (Joint Life) Rider, Form 11-GED-2, was filed as Exhibit 99(4)(n) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 8 on October 22, 2010 (File No. 333-156430) and is incorporated by reference herein.

(4)(m) Form of Guaranteed Lifetime Withdrawal Benefit (Single Life) Rider, Form 12-GLW-1.5, was filed as Exhibit 99(4)(p) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 39 on December 22, 2011 (File No. 333-86603) and is incorporated by reference herein.

(4)(n) Form of Guaranteed Lifetime Withdrawal Benefit (Joint Life) Rider, Form 12-GLW-2.5, was filed as Exhibit 99(4)(q) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 39 on December 22, 2011 (File No. 333-86603) and is incorporated by reference herein.

(4)(o) Form of Guaranteed Lifetime Withdrawal Benefit Plus (Single Life) Rider, Form 12-GLWP-1.5, was filed as Exhibit 99(4)(r) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 39 on December 22, 2011 (File No. 333-86603) and is incorporated by reference herein.

(4)(p) Form of Guaranteed Lifetime Withdrawal Benefit Plus (Joint Life) Rider, Form 12-GLWP-2.5, was filed as Exhibit 99(4)(s) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 39 on December 22, 2011 (File No. 333-86603) and is incorporated by reference herein.

(4)(q) Form of Deferral Credit for the Guaranteed Lifetime Withdrawal Benefit Rider, Form 12-DC-GLW-1, was filed as Exhibit 99(4)(t) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 45 on December 22, 2011 (File No. 333-43515) and is incorporated by reference herein.

(4)(r) Form of Deferral Credit with Minimum Age Requirements for the Guaranteed Lifetime Withdrawal Benefit Rider (Single Life), Form 12-DCMAR-GLW-1, was filed as Exhibit 99(4)(u) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 45 on December 22, 2011 (File No. 333-43515) and is incorporated by reference herein.

(4)(s) Form of Deferral Credit with Minimum Age Requirements for the Guaranteed Lifetime Withdrawal Benefit Rider (Joint Life), Form 12-DCMAR-GLW-2, was filed as Exhibit 99(4)(v) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 45 on December 22, 2011 (File No. 333-43515) and is incorporated by reference herein.

(4)(t) Form of Guaranteed Principal Protection for the Guaranteed Lifetime Withdrawal Benefit, Form 12-GPP-GLW-1, was filed as Exhibit 99(4)(w) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 45 on December 22, 2011 (File No. 333-43515) and is incorporated by reference herein.

(4)(u) Form of Guaranteed Principal Protection, Form 12-GPP-1.5, was filed as Exhibit 99(4)(x) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 39 on December 22, 2011 (File No. 333-86603) and is incorporated by reference herein.

(4)(v) Form of Premium Protection Death Benefit (Single Life) Rider, Form 12-GPD-1, was filed as Exhibit 99(4)(y) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 45 on December 22, 2011 (File No. 333-43515) and is incorporated by reference herein.

(4)(w) Form of Premium Protection Death Benefit (Joint Life) Rider, Form 12-GPD-2, was filed as Exhibit 99(4)(z) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 45 on December 22, 2011 (File No. 333-43515) and is incorporated by reference herein.

(4)(x) Form of Premium Protection Plus Death Benefit (Single Life) Rider, Form 12-PPDP-1.5, was filed as Exhibit 99(4)(aa) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 39 on December 22, 2011 (File No. 333-86603) and is incorporated by reference herein.

(4)(y) Form of Premium Protection Plus Death Benefit (Joint Life) Rider, Form 12-PPDP-2.5, was filed as Exhibit 99(4)(bb) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 39 on December 22, 2011 (File No. 333-86603) and is incorporated by reference herein.

(4)(z) Form of Guaranteed Lifetime Withdrawal Benefit Plus (Single Life) Rider, Form 12-GLWP-1.5.10, was filed as Exhibit 99(4)(cc) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 10 on July 31, 2012 (File No. 333-164073) and is incorporated by reference herein.

(4)(aa) Form of Guaranteed Lifetime Withdrawal Benefit Plus (Joint Life) Rider, Form 12-GLWP-2.5.10, was filed as Exhibit 99(4)(dd) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 10 on July 31, 2012 (File No. 333-164073) and is incorporated by reference herein.

(4)(bb) Form of Guaranteed Principal Protection, Form 12-GPP-1.5.10, was filed as Exhibit 99(4)(ee) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 10 on July 31, 2012 (File No. 333-164073) and is incorporated by reference herein.

(4)(cc) Form of Guaranteed Principal Protection for the Guaranteed Lifetime Withdrawal Benefit, Form 12-GPP-GLW-1, was filed as Exhibit 99(4)(cc) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 10 on July 31, 2012 (File No. 333-164070) and is incorporated by reference herein.

(4)(dd) Variable Deferred Annuity Contract, Form ICC16-VA-2, was filed as Exhibit 99(4)(p) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 9 on April 28, 2016 (File No. 333-182250) and is incorporated by reference herein.

(4)(ee) Nursing Home Waiver, Form ICC16-NHW-1, was filed as Exhibit 99(4)(q) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 9 on April 28, 2016 (File No. 333-182250) and is incorporated by reference herein.

(4)(ff) Fixed Accumulation Account Rider, Form ICC16-FAA-2, was filed as Exhibit 99(4)(n) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 8 on April 28, 2016 (File No. 333-182249) and is incorporated by reference herein.

(4)(gg) Combo Death Benefit Rider, Form ICC16-CDB-1, was filed as Exhibit 99(4)(s) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 9 on April 28, 2016 (File No. 333-182250) and is incorporated by reference herein.

(4)(hh) Xtra Credit Endorsement (aka Premium Bonus), Form ICC16-XCE-1, was filed as Exhibit 99(4)(o) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 8 on April 28, 2016 (File No. 333-182249) and is incorporated by reference herein.

(4)(ii) Form of Gain Enhancement Benefit Rider, Form 02-ADB-2, was filed as Exhibit 99(4)(d) of the Registrant’s registration statement, Form N-4 Pre-Effective Amendment No. 1 on October 14, 2016 (File No. 333-212677) and is incorporated by reference herein.

(4)(jj) Form of Gain Enhancement Benefit Plus Rider, Form 02-ADB-1, was filed as Exhibit 99(4)(e) of the Registrant’s registration statement, Form N-4 Pre-Effective Amendment No. 1 on October 14, 2016 (File No. 333-212677) and is incorporated by reference herein.

(5)(a) Variable Annuity Application, Form 4896, was filed as Exhibit 99(5)(a) of the Registrant’s registration statement on Form N-4, Post-Effective Amendment No. 4 on April 25, 2014 (File No. 333-182250) and is incorporated by reference herein.

(5)(b) Variable Annuity Application, Form ICC16-4900, was filed as Exhibit 99(5)(b) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 9 on April 28, 2016 (File No. 333-182250) and is incorporated by reference herein.

(6)(a) Articles of Incorporation of the Depositor were filed as Exhibit A(6)(a) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811-3060) and is incorporated by reference herein.

(6)(b) Code of Regulations (by-laws) of the Depositor were filed as Exhibit A(6)(b) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811-3060) and is incorporated by reference herein.

(7) N/A

(8)(a) Fund Participation Agreement between the Depositor and Janus Aspen Series was filed as Exhibit (3)(e) of the Registrant’s Form N-4, Pre-Effective Amendment No. 1 on April 10, 1998 (File no. 333-43515) and is incorporated by reference herein.

(8)(b) Participation Agreement between the Depositor and Strong Variable Insurance Funds, Inc. was filed as Exhibit (3)(f) of the Registrant’s Form N-4, Pre-Effective Amendment No. 1 on April 10, 1998 (File no. 333-43515) and is incorporated by reference herein.

(8)(c) Fund Participation Agreement between the Depositor and Prudential Funds were filed as Exhibit (3)(g) of the Registrant’s Post-Effective Amendment No. 51 (File No. 333-43515) on April 26, 2006 and is incorporated by reference herein.

(8)(d) Fund Participation Agreement between the Depositor and Neuberger Berman Advisers Management Trust were filed as Exhibit (3)(h) of the Registrant’s Post-Effective Amendment No. 51 (File No. 333-43515) on April 26, 2006 and is incorporated by reference herein.

(8)(e) Amendment to Fund Participation Agreement between the Depositor and The Universal Institutional Funds were filed as Exhibit (3)(i) of the Registrant’s Post-Effective Amendment No. 51 (File No. 333-43515) on April 26, 2006 and is incorporated by reference herein.

(8)(f) Participation Agreement between The Ohio National Life Insurance Company, Ohio National Equities, Inc., Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. was filed as Exhibit 99(h)(4) of Post-Effective Amendment No. 3 of Ohio National Life Assurance Corporation’s registration statement on Form N-6 on April 26, 2006 (File No. 333-109900) and is incorporated by reference herein.

(8)(g) Amendment to Participation Agreement between The Ohio National Life Insurance Company, Ohio National Equities, Inc., Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. was filed as Exhibit 99(h)(5) of Post-Effective Amendment No. 3 of Ohio National Life Assurance Corporation’s registration statement on Form N-6 on April 26, 2006 (File No. 333-109900) and is incorporated by reference herein.

(8)(h) First Amendment to the Participation Agreement by and between Salomon Brothers Variable Series Funds Inc., The Ohio National Life Insurance Company and Ohio National Life Assurance Corporation was filed as Exhibit 99(h)(6) of Post-Effective Amendment No. 3 of Ohio National Life Assurance Corporation’s registration statement on Form N-6 on April 26, 2006 (File No. 333-109900) and is incorporated by reference herein.

(9) Opinion of Counsel and consent to its use filed herewith as Exhibit 99(9).

(10) Consents of KPMG LLP are filed herewith as Exhibit 99(10).

(24) Powers of Attorney filed herewith as Exhibit 99(24).

Item 25. Directors and Officers of the Depositor

Name and Principal Business Address	Position and Offices with Depositor
Jack E. Brown 50 E. Rivercenter Blvd. Covington, KY 41011	Director

Victoria Buyniski Gluckman 3 Grandin Lane Cincinnati, OH 45208	Director
John W. Hayden P.O. Box 774258	Director

Steamboat Springs, CO 80477

Julie S. Janson Duke Energy Corporation 550 S. Tryon Street Charlotte, NC 28202	Director

James F. Orr 201 East Fourth Street Cincinnati, OH 45202	Director
John R. Phillips 651 Country Lane Glencoe, IL 60022	Director
J. Michael Schlotman The Kroger Company 1014 Vine Street Cincinnati, OH 45202	Director
James C. Votruba Northern Kentucky University 469 MEP Nunn Drive Highland Heights, KY 41009	Director
Gary E. Wendlandt 45 Gramercy Park North, Apt 2B New York, NY 10010	Director

Christopher A. Carlson*	Director, Vice Chairman, Strategic Businesses
Gary T. Huffman*	Director, Chairman, President & Chief Executive Officer

H. Douglas Cooke, III*	Executive Vice President and Chief Distribution Officer
Kristal E. Hambrick*	Executive Vice President & Chief Risk Officer
Barbara A. Turner*	Executive Vice President & Chief Administrative Officer

Steven M. Abel*	Senior Vice President, Financial Systems
David A. Azzarito 550 West Cypress Creek Road Suite 370 Fort Lauderdale, FL 33309	Senior Vice President, Latin America Strategic Business

Richard J. Bodner*	Senior Vice President, Retirement Plans Strategic Business

Christopher J. Calabro*	Senior Vice President, Life Insurance Strategic Business

Rocky Coppola*	Senior Vice President, Finance & Controller
John A. DelPozzo*	Senior Vice President, Traditional Distribution

Michael J. DeWeirdt*	Senior Vice President, Annuities Strategic Business
Anthony W. Dunn*	Senior Vice President & Chief Financial Officer

Anthony G. Esposito*	Senior Vice President & Chief Human Resources Officer
Paul J. Gerard*	Senior Vice President & Chief Investment Officer
Martin T. Griffin*	Senior Vice President, Institutional Sales

Kush V. Kotecha*	Senior Vice President & Chief Corporate Actuary; Appointed Actuary

Lori A. Landrum*	Senior Vice President & Assistant General Counsel

Charles T. Lanigan*	Senior Vice President, Disability Income Strategic Business

Stephen R. Murphy*	Senior Vice President, Capital Management
William C. Price*	Senior Vice President & Assistant General Counsel

Dennis L. Schoff*	Senior Vice President & General Counsel, Assistant Secretary, Chief Compliance Officer
Michael J. Slattery*	Senior Vice President, Information Technology
James C. Smith*	Senior Vice President, Enterprise Risk Management

Raymond D. Spears*	Senior Vice President & Chief Underwriting Officer
Peter Whipple*	Senior Vice President, Life Product and Financial Management Illustration Actuary
Jose Berrios 550 West Cypress Creek Road Suite 370 Fort Lauderdale, FL 33309	Vice President, Regional Actuary, Latin America

G. Timothy Biggs*	Vice President, Mortgages & Real Estate

Jeffery A. Bley*	Vice President, National Sales, ONESCO

Paul G. Boehm, Jr.*	Vice President, Investment Accounting

R. Todd Brockman*	Vice President, Mutual Fund Operations

Philip C. Byrde*	Vice President, Fixed Income Securities
Lori Dashewich*	Vice President, Financial Reporting
Thomas J. DeGaetano*	Vice President, Annuity Strategic Business Unit
Richard J. Dowdle*	Vice President, Institutional Sales

Scott E. Durkee*	Vice President, Flight Operations, President, ON Flight

Donald Flannery*	Vice President, Data Strategy

Joseph Kent Garrett*	Vice President, Enterprise Risk Management and Hedging

Rosemary L. Gatto*	Vice President, Claims
Robert K. Gongwer*	Vice President, Taxes

Jill S. Hartmann*	Vice President, Market Development and Communications

Melinda G. Hubbard*	Vice President, Life Insurance Strategic Business

Danielle D. Ivory*	Vice President, Insurance Operations
Pamela Kalkhoff*	Vice President, Career Agency Distribution

Karl H. Kreunen*	Vice President, Life Product Marketing

Carolyn J. Krisko*	Vice President, Internal Audit

Mark J. Lalli*	Divisional Vice President, Northwest Division
Ian Laverty*	Vice President, Annuity Product Management

Amy S. Leach*	Vice President, Disability Income Strategic Business

John Maddrill IV*	Vice President, Agency Development

Jennifer Marquino*	Vice President, Head of Valuation, Corporate Actuarial

Elizabeth F. Martini*	Vice President & Counsel
Therese S. McDonough*	Vice President & Corporate Secretary
Patrick H. McEvoy*	Vice President, Broker Dealer Operations and President & Chief Executive Officer, ONESCO

Michael J. McGreevy*	Vice President, Information Technology, Enterprise Infrastructure and Architecture

Angela C. Meehan*	Vice President, Corporate Marketing

Rhonda R. Morgan*	Vice President, IT Corporate Systems

Traci Nelson*	Vice President & Program Manager

Hanh T. Nguyen*	Vice President, Actuarial Financial Reporting

Jeffrey K. Oehler*	Vice President, Information Technology
David M. Orfalea*	Divisional Vice President, Northeast Division

Doris L. Paul*	Vice President, Accounting Operations & Treasurer
Kimberly A. Plante*	Vice President and Counsel

Richard J. Pollard*	Vice President & Disability Income Product Actuary

Gary R. Rodmaker*	Vice President, Fixed Income Securities

Therese R. Rothenberger*	Divisional Vice President, Southeast Division

David E. Spaulding*	Vice President, Financial Reporting

Tracey L. Spikes*	Vice President, PGA Marketing, South Central Division

Annette M. Teders*	Vice President, Private Placements

Andrew J. VanHoy*	Vice President, ONESCO Compliance

Joel G. Varland*	Vice President, Enterprise Risk Management
Gwen Vaught*	Vice President, Underwriting

Michael C. Vogel*	Vice President, Information Technology
Steven A. Wabnitz*	Vice President & Medical Director
Pamela A. Webb*	Vice President, Human Resources

Nancy M. Westbrock*	Vice President, ONESCO Operations
J. Keith Dwyer*	Chief Compliance Officer, Funds

Joseph M. Fischer*	Assistant Secretary

Bradley Owens*	Tax Officer
Nicholas A. Vision*	Tax Officer

*The principal business address for these individuals is: One Financial Way, Montgomery, Ohio 45242

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

The Registrant is a separate account of the Depositor. The Depositor is a wholly-owned subsidiary of Ohio National Financial Services, Inc., an Ohio intermediate holding company which is owned by Ohio National Mutual Holdings, Inc., an Ohio mutual holding company owned by the life insurance and annuity policyholders of the Depositor.

Ohio National Financial Services, Inc. owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)	Jurisdiction	% Owned
The Ohio National Life Insurance Company (insurance company)	Ohio	100%
ONFlight, Inc. (aviation)	Ohio	100%
Fiduciary Capital Management, Inc. (investment adviser)	Connecticut	100%
Financial Way Realty, Inc. (realty company)	Ohio	100%
Sycamore Re, Ltd. (captive reinsurance company)	Cayman	100%
ONTech, LLC (technology company)	Delaware	100%
Princeton Captive Re, Inc. (captive reinsurance company)	Ohio	100%

The Ohio National Life Insurance Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)	Jurisdiction	% Owned
Ohio National Life Assurance Corporation (insurance company)	Ohio	100%

Ohio National Equities, Inc. (securities broker dealer)	Ohio	100%
Ohio National Investments, Inc. (investment adviser)	Ohio	100%
The O.N. Equity Sales Company (securities broker dealer)	Ohio	100%
Ohio National Fund, Inc. (registered investment company)	Maryland	100%
Kenwood Re, Inc. (captive reinsurance company)	Vermont	100%
Dow Target Variable Fund LLC (registered investment company)	Ohio	100%
Montgomery Re, Inc. (captive reinsurance company)	Vermont	100%
Camargo Re Captive, Inc. (captive reinsurance company)	Ohio	100%
National Security Life and Annuity Company (insurance company)	New York	100%

The O.N. Equity Sales Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)	Jurisdiction	% Owned
O.N. Investment Management Company (investment adviser)	Ohio	100%
Ohio National Insurance Agency of Alabama, Inc.	Alabama	100%
Ohio National Insurance Agency, Inc.	Ohio	100%

Sycamore Re, Ltd. owns 100% of the voting securities of ON Foreign Holdings, LLC, a holding company organized under the laws of Delaware.

ON Foreign Holdings, LLC owns (1) 100% of the voting securities of Ohio National International Holdings Cooperatief U.A., a holding company organized under the laws of Netherlands, and (2) 0.01% of the voting securities of ONSV do Brasil Participações Ltda., a holding company organized under the laws of Brazil.

Ohio National International Holdings Cooperatief U.A. owns (1) 100% of the voting securities of ON Netherlands Holdings B.V., a holding company organized under the laws of Netherlands, and (2) 0.01% of the voting securities of Ohio National Seguros de Vida S.A., an insurance company organized under the laws of Peru.

ON Netherlands Holdings B.V. owns (1) 100% of the voting securities of ON Global Holdings, SMLLC, a holding company organized under the laws of Delaware, (2) 99.99% of the voting securities of Ohio National Seguros de Vida S.A., an insurance company organized under the laws of Peru, (3) 99.99% of the voting securities of ONSV do Brasil Participações Ltda., a holding company organized under the laws of Brazil, (4) 0.01% of the voting securities of O.N. International do Brasil Participações Ltda., a holding company organized under the laws of Brazil, and (5) 0.01% of the voting securities of Ohio National Sudamerica S.A., a holding company organized under the laws of Chile.

ON Global Holdings, LLC owns (1) 99.99% of the voting securities of Ohio National Sudamerica S.A., a holding company organized under the laws of Chile, and (2) 0.01% of the voting securities of Ohio National Seguros de Vida S.A., an insurance company organized under the laws of Chile.

Ohio National Sudamerica S.A. owns 99.99% of the voting securities of Ohio National Seguros de Vida S.A., an insurance company organized under the laws of Chile.

ONSV do Brasil Participações Ltda. owns 99.99% of the voting securities of O.N. International do Brasil Participações Ltda., a holdings company organized under the laws of Brazil.

Separate financial statements are filed with the Commission for Ohio National Life Assurance Corporation under registrant Ohio National Variable Account R and National Security Life and Annuity Company under registrant National Security Variable Account L and National Security Variable Account N. All subsidiaries of the Depositor are included in the consolidated financial statements of the Depositor, The Ohio National Life Insurance Company.

Item 27. Number of Contract Owners

As of February 28, 2018, the Registrant had 48,561 non-qualified contracts and 93,740 qualified contracts issued and outstanding.

Item 28. Indemnification

The sixth article of the Depositor’s Articles of Incorporation, as amended, provides as follows:

Each former, present and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators), or any such person (and his heirs, executors or administrators) who serves at the Corporation’s request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys’ fees, judgments, fine and amounts paid in settlement actually and reasonably incurred by him in connection with the defense of any contemplated, pending or threatened action, suit or proceeding, civil, criminal, administrative or investigative, other than an action by or in the right of the corporation, to which he is or may be made a party by reason of being or having been such Director, Officer, or Employee of the Corporation or having served at the Corporation’s request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such a person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and (b) that, in any matter the subject of criminal action, suit or proceeding, such person had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself create a presumption that the person did not act in good faith in any manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful. Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right to indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be set forth in the Code of Regulations or in such other manner as permitted by law. Each former, present, and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators) who serves at the Corporation’s request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys’ fees, actually and reasonably incurred by him in connection with the defense or settlement of any contemplated, pending or threatened action, suit or proceeding, by or in the right of the Corporation to procure a judgment in its favor, to which he is or may be a party by reason of being or having been such Director, Officer or Employee of the Corporation or having served at the Corporation’s request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such person was not, and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association, and (b) that such person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation.

Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right of indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be as set forth in the Code of Regulations or in such other manner as permitted by law.

In addition, Article XII of the Depositor’s Code of Regulations states as follows:

If any director, officer or employee of the Corporation may be entitled to indemnification by reason of Article Sixth of the Amended Articles of Corporation, indemnification shall be made upon either (a) a determination in writing of the majority of disinterested directors present, at a meeting of the Board at which all disinterested directors present constitute a quorum, that the director, officer or employee in question was acting in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of this Corporation or of such other business organization or association in which he served at the Corporation’s request, and that, in any matter which is the subject of a criminal action, suit or proceeding, he had no reasonable cause to believe that his conduct was unlawful and in an action by or in the right of the Corporation to procure a judgment in its favor that such person was not and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association; or (b) if the number of all disinterested directors would not be sufficient at any time to constitute a quorum, or if the number of disinterested directors present at two consecutive meetings of the Board has not been sufficient to constitute a quorum, a determination to the same effect as set forth in the foregoing clause (a) shall be made in a written opinion by independent legal counsel other than an attorney, or a firm having association with it an attorney, who has been retained by or who has performed services for this Corporation, or any person to be indemnified within the past five years, or by the majority vote of the policyholders, or by the Court of Common Pleas or the court in which such action, suit or proceeding was brought. Prior to making any such determination, the Board of Directors shall first have received the written opinion of General Counsel that a number of directors sufficient to constitute a quorum, as named therein, are disinterested directors. Any director who is a party to or threatened with the action, suit or proceeding in question, or any related action, suit or proceeding, or has had or has an interest therein adverse to that of the Corporation, or who for any other reason has been or would be affected thereby, shall not be deemed a disinterested director and shall not be qualified to vote on the question of indemnification. Anything in this Article to the contrary notwithstanding, if a judicial or administrative body determines as part of the settlement of any action, suit or proceeding that the Corporation should indemnify a director, officer or employee for the amount of the settlement, the Corporation shall so indemnify such person in accordance with such determination. Expenses incurred with respect to any action, suit or proceeding which may qualify for indemnification may be advanced by the Corporation prior to final disposition thereof upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount if it is ultimately determined hereunder that he is not entitled to indemnification or to the extent that the amount so advanced exceeds the indemnification to which he is ultimately determined to be entitled.

Item 29. Principal Underwriters

The principal underwriter of the Registrant’s securities is presently Ohio National Equities, Inc. (“ONEQ”). ONEQ is a wholly-owned subsidiary of the Depositor. ONEQ also serves as the principal underwriter of securities issued by Ohio National Variable Accounts B and D, other separate accounts of the Depositor which are registered as unit investment trusts; and Ohio National Variable Account R, a separate account of the Depositor’s subsidiary, Ohio National Life Assurance Corporation, which separate account is also registered as a unit investment trust. ONEQ also serves as the principal underwriter of securities issued by National Security Variable Accounts N and L, separate accounts of the Depositor’s affiliate, National Security Life and Annuity Company.

The directors and officers of ONEQ are:

Name	Position with ONEQ
H. Douglas Cooke, III	Director
Barbara A. Turner	Director
Martin T. Griffin	Director, Chairperson, President & Chief Executive Officer

Thomas J. DeGaetano	Vice President, Annuities
Robert K. Gongwer	Vice President & Tax Officer

Andrew J. VanHoy	Vice President, Compliance
Teresa R. Cooper	Treasurer & Comptroller
Kimberly A. Plante	Secretary

Nicholas A. Vision	Tax Officer
Bradley T. Owens	Tax Officer
John McCaffrey	Tax Officer

The principal business address of each of the foregoing is One Financial Way, Montgomery, Ohio 45242.

During the last fiscal year, ONEQ received the following commissions and other compensation, directly or indirectly, from the Registrant

Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commission	Compensation
$69,964,292	None	None	None

Item 30. Location of Accounts and Records

The books and records of the Registrant which are required under Section 31(a) of the 1940 Act and Rules thereunder are maintained in the possession of the following persons:

(1) Journals and other records of original entry:

The Ohio National Life Insurance Company (“Depositor”)

One Financial Way

Montgomery, Ohio 45242

(2) General and auxiliary ledgers:

Depositor

(3) Securities records for portfolio securities:

Depositor

(4) Corporate charter, by-laws and minute books:

Registrant has no such documents.

(5) Records of brokerage orders:

Not applicable.

(6) Records of other portfolio transactions:

Depositor

(7) Records of options:

Not applicable

(8) Records of trial balances:

Depositor

(9) Quarterly records of allocation of brokerage orders and commissions:

Not applicable

(10) Records identifying persons or group authorizing portfolio transactions:

Depositor

(11) Files of advisory materials:

Not applicable

(12) Other records

Depositor

Item 31. Management Services

Not applicable.

Item 32. Undertakings and Representations

(a) Pursuant to Section 26(f)(2)(A) of the Investment Company Act of 1940, as amended, The Ohio National Life Insurance Company, hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Ohio National Life Insurance Company.

(b) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure audited financial statements in this registration statement are never more than 16 months old for so long as payments under variable annuity contracts may be accepted.

(c) The Registration hereby undertakes to include either (1) as part of any application to purchase any contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(d) The Registration hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made under Form N-4 promptly upon written or oral request.

(e) Rule 484 Undertaking — Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer, or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by final adjudication of such issue.

Signatures

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant, Ohio National Variable Account A certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) and that it has caused this post-effective amendment to the registration statement to be filed and signed on its behalf in the City of Montgomery and the State of Ohio on this 25th day of April, 2018.

Ohio National Variable Account A
(Registrant)
By: The Ohio National Life Insurance Company
(Depositor)

By: /s/ Kimberly A. Plante
Kimberly A. Plante, Vice President & Counsel

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the depositor, The Ohio National Life Insurance Company, has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Montgomery and the State of Ohio on the 25th day of April, 2018.

The Ohio National Life Insurance Company
(Depositor)

By: /s/ Kimberly A. Plante
Kimberly A. Plante, Vice President & Counsel

As required by the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

*/s/ Jack E. Brown Jack E. Brown	Director	April 25, 2018
*/s/ Christopher A. Carlson Christopher A. Carlson	Director, Vice Chairman, Strategic Businesses	April 25, 2018
*/s/ Victoria B. Buyniski Gluckman Victoria B. Buyniski Gluckman	Director	April 25, 2018
*/s/ John W. Hayden John W. Hayden	Director	April 25, 2018
*/s/ Gary T. Huffman Gary T. Huffman	Director, Chairman, President & Chief Executive Officer (Principal Executive Officer)	April 25, 2018
*/s/ Julie S. Janson Julie S. Janson	Director	April 25, 2018
James F. Orr	Director	April 25, 2018
*/s/ John R. Phillips John R. Phillips	Director	April 25, 2018
*/s/ Anthony W. Dunn Anthony W. Dunn	Senior Vice President and Chief Financial Officer (Principal Financial and Accounting Officer)	April 25, 2018
*/s/ J. Michael Schlotman J. Michael Schlotman	Director	April 25, 2018
*/s/ James C. Votruba James C. Votruba	Director	April 25, 2018
*/s/ Gary E. Wendlandt Gary E. Wendlandt	Director	April 25, 2018

*By: Kimberly A. Plante Kimberly A. Plante, Attorney in Fact pursuant to Powers of Attorney filed herewith

Index of Consents and Exhibits

Exhibit Number	Description	Page Number
99(9) 99(10)	Opinion of Counsel Consents of KPMG LLP
99(24)	Powers of Attorney